PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.3%

Basic Materials - 0.4%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$750,000	$771,469
Methanex Corp (Canada) 5.250% due 12/15/29	1,500,000	1,509,305

		2,280,774

Communications - 3.3%

AT&T Inc 5.250% due 03/01/37	3,250,000	3,832,251
Charter Communications Operating LLC 5.750% due 04/01/48	1,500,000	1,712,024
Diamond Sports Group LLC 5.375% due 08/15/26 ~	1,500,000	1,560,000
Discovery Communications LLC 5.300% due 05/15/49	1,000,000	1,109,771
Fox Corp 5.576% due 01/25/49 ~	1,200,000	1,526,319
Sprint Communications Inc 6.000% due 11/15/22	5,000,000	5,325,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,460,000	1,469,125
Verizon Communications Inc 3.258% (USD LIBOR + 1.100%) due 05/15/25 §	2,000,000	2,032,535

		18,567,025

Consumer, Cyclical - 8.0%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,397,464	2,544,428
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	2,142,177	2,263,159
3.600% due 03/22/29	1,585,046	1,666,597
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	607,202	623,809
Beazer Homes USA Inc 7.250% due 10/15/29 ~	875,000	891,406
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	1,400,000	1,430,857
4.625% due 12/20/25 ~	1,468,427	1,558,147
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,900,000	3,029,395
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,447,111	1,526,123
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	330,714	353,287
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,000,000	2,140,000
Ford Motor Credit Co LLC 5.584% due 03/18/24	900,000	957,860
General Motors Co 5.000% due 10/01/28	3,000,000	3,192,048
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,050,377	1,073,853
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	1,500,000	1,535,625
Las Vegas Sands Corp 3.900% due 08/08/29	800,000	820,803
Lennar Corp 6.250% due 12/15/21	2,000,000	2,122,500

	Principal Amount	Value
Marriott Ownership Resorts Inc 4.750% due 01/15/28 # ~	$50,000	$50,625
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	1,000,000	1,055,000
Nordstrom Inc 5.000% due 01/15/44	1,500,000	1,399,610
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	2,075,000
Target Corp 3.375% due 04/15/29	3,000,000	3,235,089
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	400,000	398,325
United Airlines Pass-Through Trust ‘AA’
2.700% due 11/01/33	400,000	399,128
4.150% due 02/25/33	1,500,000	1,640,827
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	1,045,833	1,058,624
4.750% due 10/11/23	1,903,922	1,961,325
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,244,056	1,347,009
Walmart Inc 3.050% due 07/08/26	2,500,000	2,651,061

		45,001,520

Consumer, Non-Cyclical - 5.9%

Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	7,500,000	9,505,050
Bausch Health Cos Inc 6.500% due 03/15/22 ~	1,000,000	1,035,000
Cigna Corp 4.375% due 10/15/28	3,650,000	4,008,737
General Mills Inc 2.600% due 10/12/22	2,000,000	2,022,770
GlaxoSmithKline Capital PLC (United Kingdom) 3.000% due 06/01/24	3,000,000	3,107,991
Global Payments Inc 4.150% due 08/15/49	1,050,000	1,105,720
Humana Inc 3.125% due 08/15/29	500,000	500,716
Keurig Dr Pepper Inc 4.417% due 05/25/25	3,000,000	3,279,163
Mars Inc 3.875% due 04/01/39 ~	1,650,000	1,847,121
PayPal Holdings Inc 2.650% due 10/01/26	1,500,000	1,508,833
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	1,950,000	2,101,581
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	500,000	458,750
UnitedHealth Group Inc 3.500% due 08/15/39	850,000	887,224
Verisk Analytics Inc 4.125% due 03/15/29	1,780,000	1,963,236

		33,331,892

Energy - 3.9%

Concho Resources Inc 4.300% due 08/15/28	1,000,000	1,079,585
Diamondback Energy Inc 5.375% due 05/31/25	3,500,000	3,661,210
Energy Transfer Operating LP
4.200% due 04/15/27	1,000,000	1,052,801
4.750% due 01/15/26	3,000,000	3,254,917
EQM Midstream Partners LP 6.500% due 07/15/48	1,250,000	1,207,302
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	3,000,000	3,210,605
5.000% due 08/15/42	2,150,000	2,362,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
MPLX LP
5.200% due 12/01/47 ~	$600,000	$659,239
5.250% due 01/15/25 ~	2,000,000	2,111,655
6.875% due 02/15/23	750,000	750,975
Petroleos Mexicanos (Mexico)
6.350% due 02/12/48	1,400,000	1,291,724
6.840% due 01/23/30 ~	300,000	310,785
Southwestern Energy Co 6.200% due 01/23/25	1,250,000	1,112,500

		22,066,166

Financial - 17.1%

Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	1,350,000	1,386,383
Bank of America Corp
4.183% due 11/25/27	2,500,000	2,691,958
4.200% due 08/26/24	2,000,000	2,146,654
4.250% due 10/22/26	6,000,000	6,506,944
Boston Properties LP REIT
2.750% due 10/01/26	1,000,000	1,009,960
3.400% due 06/21/29	650,000	680,918
Citigroup Inc
4.400% due 06/10/25	2,250,000	2,421,064
4.600% due 03/09/26	2,400,000	2,621,068
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,302,773
Duke Realty LP REIT
3.250% due 06/30/26	1,000,000	1,035,974
3.750% due 12/01/24	2,000,000	2,125,567
Essex Portfolio LP REIT 4.000% due 03/01/29	2,500,000	2,732,949
GLP Capital LP REIT 5.250% due 06/01/25	3,500,000	3,864,105
HCP Inc REIT 3.500% due 07/15/29	1,650,000	1,716,876
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	750,000	781,055
Healthcare Trust of America Holdings LP REIT 3.100% due 02/15/30	1,000,000	998,447
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	1,150,000	1,148,898
JPMorgan Chase & Co
3.960% due 01/29/27	1,000,000	1,083,056
4.125% due 12/15/26	5,500,000	6,013,076
KeyCorp 2.550% due 10/01/29	1,500,000	1,466,517
Life Storage LP REIT 4.000% due 06/15/29	800,000	857,025
MassMutual Global Funding II 3.400% due 03/08/26 ~	2,000,000	2,122,268
Mid-America Apartments LP REIT 3.950% due 03/15/29	4,500,000	4,915,965
Mitsubishi UFJ Financial Group Inc (Japan) 2.665% due 07/25/22	3,250,000	3,282,226
Morgan Stanley
4.431% due 01/23/30	2,000,000	2,249,036
5.000% due 11/24/25	7,000,000	7,849,281
Nuveen LLC 4.000% due 11/01/28 ~	1,100,000	1,229,726
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,250,000	1,320,500
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,200,000	2,319,784
Springleaf Finance Corp 6.125% due 03/15/24	1,600,000	1,726,000

	Principal Amount	Value
Sumitomo Mitsui Financial Group Inc (Japan) 2.448% due 09/27/24	$600,000	$600,025
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,272,983
The Goldman Sachs Group Inc 3.500% due 11/16/26	2,000,000	2,082,008
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,750,000	1,837,500
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	1,500,000	1,538,286
The PNC Financial Services Group Inc 3.500% due 01/23/24	2,400,000	2,537,337
UDR Inc REIT
2.950% due 09/01/26	1,500,000	1,526,710
3.200% due 01/15/30	800,000	825,143
Ventas Realty LP REIT
3.000% due 01/15/30	950,000	944,318
3.500% due 02/01/25	3,500,000	3,667,653
Wells Fargo & Co
4.100% due 06/03/26	2,500,000	2,681,791
4.400% due 06/14/46	2,500,000	2,813,411
Willis North America Inc 2.950% due 09/15/29	1,000,000	983,253

		95,916,471

Industrial - 2.7%

Allegion US Holding Co Inc 3.550% due 10/01/27	2,539,000	2,589,163
Masco Corp 7.750% due 08/01/29	950,000	1,218,123
Norbord Inc (Canada) 6.250% due 04/15/23 ~	1,500,000	1,591,875
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,552,800
Penske Truck Leasing Co LP
3.450% due 07/01/24 ~	900,000	936,494
4.450% due 01/29/26 ~	1,500,000	1,620,983
TransDigm Inc 6.250% due 03/15/26 ~	1,500,000	1,614,375
Waste Connections Inc 3.500% due 05/01/29	2,250,000	2,402,885
WRKCo Inc 4.200% due 06/01/32	1,650,000	1,813,429

		15,340,127

Technology - 1.5%

Apple Inc 3.750% due 09/12/47	1,000,000	1,115,526
Broadcom Inc 4.250% due 04/15/26 ~	3,000,000	3,101,848
Fiserv Inc
3.500% due 07/01/29	1,350,000	1,423,513
4.400% due 07/01/49	1,000,000	1,127,593
Micron Technology Inc 4.185% due 02/15/27	1,250,000	1,287,765

		8,056,245

Utilities - 4.5%

Aqua America Inc 3.566% due 05/01/29	900,000	959,265
Avangrid Inc 3.800% due 06/01/29	1,050,000	1,129,268
Dominion Energy Inc 3.071% due 08/15/24	800,000	819,603
DPL Inc 4.350% due 04/15/29 ~	2,500,000	2,472,834

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Duke Energy Progress LLC 3.450% due 03/15/29	$1,250,000	$1,348,572
Edison International 4.125% due 03/15/28	1,000,000	1,025,922
Electricite de France SA (France) 4.500% due 09/21/28 ~	1,000,000	1,117,015
Exelon Corp 5.100% due 06/15/45	1,000,000	1,243,288
FirstEnergy Corp 4.850% due 07/15/47	1,250,000	1,487,764
IPALCO Enterprises Inc 3.700% due 09/01/24	1,750,000	1,813,880
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	2,300,000	2,520,090
MidAmerican Energy Co 4.250% due 07/15/49	950,000	1,145,876
Nevada Power Co 3.700% due 05/01/29	3,000,000	3,292,589
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	500,000	516,250
Oklahoma Gas & Electric Co 3.300% due 03/15/30	1,250,000	1,311,572
Public Service Co of Colorado 4.050% due 09/15/49	500,000	584,998
Southern California Edison Co 4.000% due 04/01/47	900,000	969,809
Talen Energy Supply LLC
6.500% due 06/01/25	750,000	573,750
6.625% due 01/15/28 ~	1,000,000	987,500

		25,319,845

Total Corporate Bonds & Notes (Cost $250,350,808)		265,880,065

SENIOR LOAN NOTES - 13.6%

Communications - 0.8%
Sprint Communications Inc Term B
4.563% (USD LIBOR + 2.500%) due 02/02/24 §	1,950,000	1,938,300
5.063% (USD LIBOR + 3.000%) due 02/02/24 §	2,481,250	2,479,679

		4,417,979

Consumer, Cyclical - 4.1%

Bass Pro Group LLC Term B 7.044% (USD LIBOR + 5.000%) due 09/25/24 §	983,665	949,391
Burger King Term B3 (Canada) 4.294% (USD LIBOR + 2.250%) due 02/16/24 §	3,558,528	3,574,452
Caesars Resort Collection LLC Term B 4.794% (USD LIBOR + 2.750%) due 12/22/24 §	2,481,061	2,467,990
Golden Nugget Inc Term B 4.807% (USD LIBOR + 2.750%) due 10/04/23 §	3,862,728	3,861,118
Hilton Worldwide Finance LLC Term B2 3.768% (USD LIBOR + 1.750%) due 06/22/26 §	4,364,134	4,395,351
Marriott Ownership Resorts Inc Term B 4.294% (USD LIBOR + 2.250%) due 08/29/25 §	3,473,750	3,496,878
SeaWorld Parks & Entertainment Inc Term B5 5.044% (USD LIBOR + 3.000%) due 03/31/24 §	4,438,265	4,441,012

		23,186,192

	Principal Amount	Value
Consumer, Non-Cyclical - 2.5%

Albertsons LLC Term B7 4.794% (USD LIBOR + 2.750%) due 11/17/25 §	$2,782,942	$2,803,597
Bausch Health Cos Inc Term B 5.039% (USD LIBOR + 3.000%) due 06/02/25 §	2,653,632	2,667,375
Financial & Risk US Holdings Inc 5.794% (USD LIBOR + 3.750%) due 10/01/25 §	997,487	1,004,112
Garda World Security Corp Term B (Canada) due 05/24/24 µ	2,000,000	2,003,250
Sunshine Luxembourg VII SARL (Luxembourg) due 07/16/26 µ	1,250,000	1,256,836
US Foods Inc Term B 4.044% (USD LIBOR + 2.000%) due 06/27/23 §	4,403,365	4,423,088

		14,158,258

Financial - 1.4%

Avolon TLB Borrower 1 (US) LLC Term B3 (Ireland) 3.794% (USD LIBOR + 1.750%) due 01/15/25 §	1,767,194	1,776,913
Hub International Ltd Term B 5.267% (USD LIBOR + 3.000%) due 04/25/25 §	1,979,962	1,960,780
MGM Growth Properties Operating Partnership LP Term B 4.044% (USD LIBOR + 2.000%) due 03/21/25 §	994,845	998,421
USI Inc 5.104% (USD LIBOR + 3.000%) due 05/16/24 §	3,434,829	3,380,446

		8,116,560

Industrial - 3.5%

Advanced Disposal Services Inc Term B3 4.197% (USD LIBOR + 2.250%) due 11/10/23 §	3,414,646	3,427,878
Berry Global Inc Term Q 4.299% (USD LIBOR + 2.250%) due 10/01/22 §	2,000,000	2,011,154
Flex Acquisition Co Inc 5.319% (USD LIBOR + 3.000%) due 12/29/23 §	2,414,559	2,326,599
GFL Environmental Inc Term B (Canada) 5.044% (USD LIBOR + 3.000%) due 05/30/25 §	4,714,837	4,679,476
Proampac PG Borrower LLC 5.658% (USD LIBOR + 3.500%) due 11/18/23 §	1,230,338	1,180,355
Reynolds Group Holdings Inc 4.794% (USD LIBOR + 2.750%) due 02/05/23 §	2,031,371	2,036,925
TransDigm Inc
Term E 4.544% (USD LIBOR + 2.500%) due 05/30/25 §	956,751	954,583
Term F 4.544% (USD LIBOR + 2.500%) due 06/09/23 §	2,903,219	2,901,631

		19,518,601

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Technology - 0.6%

Vertafore Inc 5.294% (USD LIBOR + 3.250%) due 07/02/25 §	$3,473,750	$3,384,520

Utilities - 0.7%

TEX Operations Co LLC Term B 4.044% (USD LIBOR + 2.000%) due 08/04/23 §	3,850,030	3,868,480

Total Senior Loan Notes (Cost $76,532,733)		76,650,590

MORTGAGE-BACKED SECURITIES - 0.8%

Fannie Mae - 0.8%

2.000% due 10/01/34 #	4,500,000	4,464,580

Total Mortgage-Backed Securities (Cost $4,459,746)		4,464,580

ASSET-BACKED SECURITIES - 16.6%

Ally Auto Receivables Trust 2.010% due 03/15/22	2,000,000	1,999,060
AmeriCredit Automobile Receivables Trust
2.240% due 06/19/23	650,000	650,719
2.400% due 05/18/22	900,000	901,185
2.690% due 06/19/23	700,000	705,930
2.710% due 08/18/22	750,000	755,889
2.930% due 06/20/22	3,215,928	3,228,216
2.970% due 11/20/23	1,850,000	1,877,685
3.130% due 02/18/25	950,000	968,065
3.360% due 02/18/25	1,000,000	1,027,765
Apidos CLO XXX (Cayman) 3.900% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,000,000	1,981,336
Benefit Street Partners CLO X Ltd (Cayman)
3.443% (USD LIBOR + 1.140%) due 01/15/29 § ~	550,000	550,428
4.053% (USD LIBOR + 1.750%) due 01/15/29 § ~	250,000	250,332
Buttermilk Park CLO Ltd (Cayman) 3.403% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	845,334
Capital Auto Receivables Asset Trust
2.110% due 03/22/21	400,000	399,873
3.090% due 08/22/22 ~	900,000	910,380
CIFC Funding Ltd CLO (Cayman)
3.173% (USD LIBOR + 0.870%) due 04/19/29 § ~	2,000,000	1,993,151
3.953% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,250,000	1,200,985
Citibank Credit Card Issuance Trust 2.798% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	1,995,549
Dryden 33 Senior Loan Fund CLO (Cayman) 4.053% (USD LIBOR + 1.750%) due 04/15/29 § ~	1,000,000	1,001,042
Dryden 43 Senior Loan Fund CLO (Cayman) 4.028% (USD LIBOR + 1.750%) due 07/20/29 § ~	1,600,000	1,602,125
Dryden 55 CLO Ltd (Cayman) 4.203% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	966,476

	Principal Amount	Value
Dryden 58 CLO Ltd (Cayman)
3.803% (USD LIBOR + 1.500%) due 07/17/31 § ~	$1,000,000	$985,851
4.103% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	962,987
Dryden 61 CLO Ltd (Cayman) 3.953% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,250,000	1,241,244
4.353% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,250,000	1,221,081
Dryden 64 CLO Ltd (Cayman) 3.700% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	783,191
Dryden 75 CLO Ltd (Cayman) 4.003% (USD LIBOR + 1.700%) due 07/15/30 § ~	1,200,000	1,200,358
Ford Credit Auto Owner Trust
1.730% due 03/15/22	400,000	398,372
2.350% due 04/15/23	1,500,000	1,504,274
3.020% due 10/15/24	2,940,000	3,019,328
3.190% due 07/15/31 ~	3,000,000	3,128,850
Madison Park Funding XXIX CLO Ltd (Cayman) 4.050% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,745,532
Madison Park Funding XXVIII CLO Ltd (Cayman)
3.903% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,390,353
4.153% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	580,303
Navient Private Education Refi Loan Trust 2.640% due 05/15/68 ~	1,000,000	1,014,513
Navient Student Loan Trust
2.428% (USD LIBOR + 0.400%) due 12/15/59 § ~	1,380,073	1,379,099
2.738% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	996,326
3.390% due 12/15/59 ~	3,000,000	3,132,871
Nelnet Student Loan Trust 2.338% (USD LIBOR + 0.320%) due 05/25/66 § ~	493,700	493,644
OCP CLO Ltd (Cayman) 3.087% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,000,000	998,465
Octagon Investment Partners 25 Ltd CLO (Cayman) 3.478% (USD LIBOR + 1.200%) due 10/20/26 § ~	1,000,000	989,104
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	2,400,000	2,398,591
Regatta X Funding Ltd CLO (Cayman) 3.423% (USD LIBOR + 1.120%) due 01/17/31 § ~	2,000,000	1,991,562
Regatta XIV Funding Ltd (Cayman) 3.466% (USD LIBOR + 1.190%) due 10/25/31 § ~	1,700,000	1,692,473
Santander Drive Auto Receivables Trust
2.630% due 07/15/22	942,840	943,636
2.660% due 11/15/21	193,222	193,394
2.960% due 03/15/24	900,000	905,049
3.350% due 07/17/23	3,245,000	3,279,730
3.510% due 08/15/23	2,500,000	2,542,889
SLC Student Loan Trust
2.219% (USD LIBOR + 0.100%) due 09/15/26 §	1,129,448	1,127,817
2.229% (USD LIBOR + 0.110%) due 03/15/27 §	2,605,017	2,598,210
2.258% (USD LIBOR + 0.100%) due 02/15/25 §	502,532	502,396
SLM Private Education Loan Trust 1.850% due 06/17/30 ~	185,474	185,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
SLM Student Loan Trust
2.826% (USD LIBOR + 0.550%) due 04/27/26 § ~	$978,534	$979,567
2.826% (USD LIBOR + 0.550%) due 10/25/64 § ~	2,000,000	1,976,073
SMB Private Education Loan Trust
2.328% (USD LIBOR + 0.300%) due 09/15/25 § ~	675,723	675,688
2.340% due 09/15/34 ~	748,021	749,349
2.378% (USD LIBOR + 0.350%) due 02/16/26 § ~	2,501,938	2,501,656
2.700% due 05/15/31 ~	966,802	976,243
2.820% due 10/15/35 ~	2,035,428	2,062,562
2.880% due 09/15/34 ~	2,067,386	2,099,905
3.440% due 07/15/36 ~	1,850,000	1,931,137
3.500% due 02/15/36 ~	1,200,000	1,260,164
3.600% due 01/15/37 ~	1,444,000	1,496,148
3.630% due 11/15/35 ~	1,100,000	1,147,009
Tiaa CLO III Ltd (Cayman) 3.472% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,827,169
Verizon Owner Trust 1.680% due 05/20/21 ~	468,995	468,739
Voya CLO Ltd (Cayman) 3.508% (USD LIBOR + 1.230%) due 07/20/30 § ~	2,000,000	2,001,467

Total Asset-Backed Securities (Cost $92,891,937)		93,491,331

U.S. TREASURY OBLIGATIONS - 16.8%

U.S. Treasury Bonds - 5.8%

2.250% due 08/15/46	1,950,000	2,001,683
2.500% due 02/15/46	7,500,000	8,082,861
2.500% due 05/15/46	1,750,000	1,886,616
2.750% due 11/15/47	5,000,000	5,668,945
2.875% due 11/15/46	1,500,000	1,737,305
3.000% due 11/15/44	5,000,000	5,878,418
3.000% due 02/15/48	1,750,000	2,079,937
3.375% due 11/15/48	4,000,000	5,101,562

		32,437,327

U.S. Treasury Notes - 11.0%

1.625% due 05/15/26	9,000,000	9,006,152
2.250% due 02/15/27	1,000,000	1,043,516
2.375% due 05/15/29	1,000,000	1,062,383
2.500% due 02/28/26	1,250,000	1,317,334
2.625% due 12/31/25	11,800,000	12,509,383
2.625% due 02/15/29	3,700,000	4,006,189
2.875% due 08/15/28	10,000,000	10,998,828
3.125% due 11/15/28	19,400,000	21,788,246

		61,732,031

Total U.S. Treasury Obligations (Cost $84,765,695)		94,169,358

FOREIGN GOVERNMENT BONDS & NOTES - 1.5%

Chile Government (Chile) 2.250% due 10/30/22	1,000,000	1,004,760
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,000,000	1,000,390
Mexico Government (Mexico) 3.750% due 01/11/28	1,000,000	1,031,750
4.500% due 04/22/29	1,600,000	1,740,416
Province of British Columbia Canada (Canada) 2.000% due 10/23/22	1,500,000	1,512,732

	Principal Amount	Value
Province of Ontario Canada (Canada) 1.875% due 05/21/20	$2,000,000	$1,997,702

Total Foreign Government Bonds & Notes (Cost $8,073,901)		8,287,750

SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $18,004,163; collateralized by U.S. Treasury Notes: 2.500% due 08/15/23 and value $18,365,039)	18,003,988	18,003,988

Total Short-Term Investment (Cost $18,003,988)		18,003,988

TOTAL INVESTMENTS - 99.8% (Cost $535,078,808)		560,947,662

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,177,065

NET ASSETS - 100.0%		$562,124,727

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
CSC Holdings LLC µ	$500,000	$500,938	$938

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$265,880,065	$-	$265,880,065	$-
	Senior Loan Notes	76,650,590	-	76,650,590	-
	Mortgage-Backed Securities	4,464,580	-	4,464,580	-
	Asset-Backed Securities	93,491,331	-	93,491,331	-
	U.S. Treasury Obligations	94,169,358	-	94,169,358	-
	Foreign Government Bonds & Notes	8,287,750	-	8,287,750	-
	Short-Term Investment	18,003,988	-	18,003,988	-
	Unfunded Loan Commitment	500,938	-	500,938	-

	Total	$561,448,600	$-	$561,448,600	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financial - 0.1%

GMAC Capital Trust I 7.943% (USD LIBOR + 5.785%) due 02/12/40 §	149,256	$3,912,000

Total Preferred Stocks (Cost $3,697,546)		3,912,000

	Principal Amount

CORPORATE BONDS & NOTES - 33.7%

Basic Materials - 1.7%

Alcoa Nederland Holding BV
6.125% due 05/15/28 ~	$260,000	277,524
6.750% due 09/30/24 ~	640,000	674,400
7.000% due 09/30/26 ~	920,000	1,002,828
Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	500,000	515,800
3.750% due 04/10/22 ~	2,830,000	2,906,870
4.000% due 09/11/27 ~	1,080,000	1,117,863
4.750% due 04/10/27 ~	2,990,000	3,227,766
ArcelorMittal (Luxembourg)
4.550% due 03/11/26	1,350,000	1,413,605
6.125% due 06/01/25	2,100,000	2,365,080
6.250% due 02/25/22	740,000	800,748
7.000% due 10/15/39	740,000	898,100
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	416,452
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	1,983,000	2,497,739
5.750% due 05/01/43	1,500,000	1,974,858
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	214,000	218,962
5.000% due 09/30/43	1,220,000	1,576,843
6.750% due 10/19/75 ~	4,750,000	5,558,782
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	3,290,000	3,550,338
First Quantum Minerals Ltd (Zambia) 7.250% due 05/15/22 ~	2,000,000	1,990,860
Freeport-McMoRan Inc
3.550% due 03/01/22	99,000	99,495
3.875% due 03/15/23	40,000	40,400
4.550% due 11/14/24	120,000	123,276
5.450% due 03/15/43	4,000,000	3,621,520
Glencore Funding LLC (Switzerland)
2.875% due 04/16/20 ~	560,000	561,949
4.000% due 03/27/27 ~	4,880,000	5,021,394
4.125% due 05/30/23 ~	130,000	136,339
4.125% due 03/12/24 ~	7,010,000	7,372,951
4.625% due 04/29/24 ~	2,000,000	2,141,517
LyondellBasell Industries NV 6.000% due 11/15/21	490,000	523,772
Nutrien Ltd (Canada) 4.875% due 03/30/20	640,000	647,880
OCP SA (Morocco) 4.500% due 10/22/25 ~	3,660,000	3,856,725
Southern Copper Corp (Peru)
5.250% due 11/08/42	8,730,000	9,895,473
6.750% due 04/16/40	600,000	780,004
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	2,590,000	2,638,121
Teck Resources Ltd (Canada) 6.000% due 08/15/40	90,000	97,579

	Principal Amount	Value
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	$1,193,000	$1,517,496
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	1,810,000	1,918,402

		73,979,711

Communications - 2.8%

Altice France SA (France) 7.375% due 05/01/26 ~	3,850,000	4,142,446
Amazon.com Inc
3.150% due 08/22/27	2,710,000	2,882,624
3.875% due 08/22/37	1,310,000	1,507,398
4.050% due 08/22/47	2,720,000	3,278,777
4.950% due 12/05/44	190,000	252,285
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	970,000	982,768
AT&T Inc
3.000% due 02/15/22	260,000	265,413
3.400% due 05/15/25	9,480,000	9,906,533
4.350% due 06/15/45	2,875,000	3,038,274
4.450% due 05/15/21	390,000	403,977
6.250% due 03/29/41	450,000	570,756
CCO Holdings LLC
5.000% due 02/01/28 ~	940,000	974,075
5.125% due 05/01/27 ~	1,270,000	1,328,738
5.250% due 09/30/22	120,000	121,602
Charter Communications Operating LLC
3.579% due 07/23/20	1,970,000	1,987,912
4.200% due 03/15/28	2,890,000	3,045,072
5.375% due 04/01/38	2,870,000	3,217,933
5.750% due 04/01/48	2,070,000	2,362,593
6.384% due 10/23/35	530,000	642,914
6.484% due 10/23/45	650,000	793,157
6.834% due 10/23/55	370,000	468,480
Comcast Corp
3.150% due 03/01/26	420,000	440,256
3.950% due 10/15/25	4,600,000	5,012,295
4.150% due 10/15/28	8,990,000	10,095,246
4.250% due 10/15/30	2,390,000	2,722,591
4.700% due 10/15/48	401,000	492,178
5.650% due 06/15/35	290,000	379,939
6.500% due 11/15/35	1,530,000	2,145,883
CSC Holdings LLC 5.375% due 07/15/23 ~	5,240,000	5,390,650
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	710,000	718,659
DISH DBS Corp
5.875% due 11/15/24	4,686,000	4,662,570
7.750% due 07/01/26	840,000	858,060
Fox Corp 5.476% due 01/25/39 ~	1,450,000	1,784,085
5.576% due 01/25/49 ~	700,000	890,353
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	4,500,000	4,986,689
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	704,259
Netflix Inc 5.375% due 02/01/21	380,000	392,730
Sprint Capital Corp 8.750% due 03/15/32	200,000	247,190
Sprint Corp
7.250% due 09/15/21	910,000	973,336
7.625% due 02/15/25	910,000	1,003,275
7.875% due 09/15/23	130,000	143,125
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	400,000	402,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	$680,000	$735,896
Telefonica Emisiones SA (Spain)
5.134% due 04/27/20	2,020,000	2,052,545
5.520% due 03/01/49	1,500,000	1,830,872
Time Warner Cable LLC
5.500% due 09/01/41	250,000	269,948
6.750% due 06/15/39	1,050,000	1,283,130
7.300% due 07/01/38	1,620,000	2,069,196
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,370,665
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	740,000	764,050
Verizon Communications Inc
2.625% due 08/15/26	2,770,000	2,808,324
3.376% due 02/15/25	2,938,000	3,105,101
3.500% due 11/01/24	410,000	433,866
3.850% due 11/01/42	730,000	784,612
4.125% due 03/16/27	286,000	315,919
4.329% due 09/21/28	715,000	811,708
4.400% due 11/01/34	1,750,000	1,997,781
4.500% due 08/10/33	5,860,000	6,824,877
4.522% due 09/15/48	1,450,000	1,714,936
5.500% due 03/16/47	250,000	330,612
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	210,310
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	3,530,000	3,902,729

		120,236,673

Consumer, Cyclical - 1.3%

BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	438,115
Daimler Finance North America LLC (Germany) 2.450% due 05/18/20 ~	380,000	380,894
Ford Motor Co 4.750% due 01/15/43	480,000	416,860
Ford Motor Credit Co LLC
2.459% due 03/27/20	200,000	199,794
3.200% due 01/15/21	1,250,000	1,251,985
3.664% due 09/08/24	270,000	266,171
5.750% due 02/01/21	1,070,000	1,106,451
8.125% due 01/15/20	1,570,000	1,596,080
General Motors Co
5.150% due 04/01/38	440,000	445,067
5.950% due 04/01/49	1,450,000	1,555,063
6.250% due 10/02/43	570,000	623,710
General Motors Financial Co Inc
2.450% due 11/06/20	800,000	799,737
3.450% due 04/10/22	720,000	732,334
4.250% due 05/15/23	1,250,000	1,306,192
4.350% due 01/17/27	520,000	535,321
4.375% due 09/25/21	180,000	186,013
Hanesbrands Inc
4.625% due 05/15/24 ~	2,170,000	2,297,509
4.875% due 05/15/26 ~	690,000	732,435
Hilton Domestic Operating Co Inc 5.125% due 05/01/26	430,000	452,575
Hilton Worldwide Finance LLC
4.625% due 04/01/25	70,000	72,275
4.875% due 04/01/27	2,050,000	2,174,947
Las Vegas Sands Corp 3.200% due 08/08/24	6,350,000	6,476,176
Lennar Corp
4.500% due 04/30/24	1,160,000	1,224,960
4.750% due 05/30/25	200,000	214,500
4.750% due 11/29/27	2,150,000	2,316,625
5.000% due 06/15/27	130,000	139,588

	Principal Amount	Value
McDonald’s Corp
3.500% due 03/01/27	$1,160,000	$1,241,115
3.700% due 01/30/26	2,560,000	2,750,405
3.800% due 04/01/28	740,000	811,232
NCL Corp Ltd 4.750% due 12/15/21 ~	2,325,000	2,373,732
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	3,260,000	3,361,745
Newell Brands Inc
3.850% due 04/01/23	989,000	1,020,450
4.200% due 04/01/26	10,000	10,455
QVC Inc 5.950% due 03/15/43	100,000	100,437
Sands China Ltd (Macau)
4.600% due 08/08/23	4,200,000	4,454,012
5.125% due 08/08/25	1,840,000	2,024,773
5.400% due 08/08/28	620,000	699,903
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	810,425
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,320,000	1,369,632
Walmart Inc 3.700% due 06/26/28	4,540,000	5,040,285

		54,009,978

Consumer, Non-Cyclical - 6.1%

Abbott Laboratories
3.750% due 11/30/26	1,845,000	2,011,995
4.750% due 11/30/36	1,700,000	2,092,198
4.900% due 11/30/46	1,560,000	2,015,515
AbbVie Inc 3.600% due 05/14/25	1,600,000	1,665,078
Aetna Inc 2.800% due 06/15/23	540,000	547,220
Allergan Funding SCS
3.450% due 03/15/22	1,420,000	1,455,838
3.800% due 03/15/25	2,080,000	2,179,718
Altria Group Inc
3.490% due 02/14/22	850,000	872,181
3.800% due 02/14/24	940,000	983,378
4.400% due 02/14/26	5,780,000	6,183,484
4.750% due 05/05/21	2,980,000	3,099,235
4.800% due 02/14/29	2,880,000	3,160,876
5.800% due 02/14/39	2,100,000	2,439,392
5.950% due 02/14/49	3,810,000	4,488,438
6.200% due 02/14/59	680,000	805,057
Amgen Inc
2.125% due 05/01/20	420,000	419,893
3.625% due 05/22/24	590,000	625,511
4.663% due 06/15/51	289,000	337,011
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	1,450,000	1,554,869
4.900% due 02/01/46	4,780,000	5,695,144
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	1,231,000	1,242,964
3.300% due 02/01/23	5,025,000	5,226,961
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	2,790,000	2,832,860
4.000% due 04/13/28	1,160,000	1,281,659
4.150% due 01/23/25	3,720,000	4,066,843
4.750% due 01/23/29	3,720,000	4,335,379
5.550% due 01/23/49	2,000,000	2,622,500
Anthem Inc
2.950% due 12/01/22	490,000	499,657
3.125% due 05/15/22	3,300,000	3,376,957
3.350% due 12/01/24	560,000	582,714
3.650% due 12/01/27	2,100,000	2,211,885
3.700% due 08/15/21	220,000	225,224
BAT Capital Corp (United Kingdom)
3.557% due 08/15/27	9,180,000	9,239,089
4.540% due 08/15/47	5,450,000	5,241,695

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Bausch Health Americas Inc 9.250% due 04/01/26 ~	$670,000	$762,956
Bausch Health Cos Inc 9.000% due 12/15/25 ~	880,000	991,100
Becton Dickinson & Co
3.363% due 06/06/24	4,810,000	5,020,672
3.734% due 12/15/24	993,000	1,051,492
4.685% due 12/15/44	813,000	940,171
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	2,260,000	2,294,810
2.900% due 07/26/24 ~	4,520,000	4,667,136
3.200% due 06/15/26 ~	3,290,000	3,452,080
3.400% due 07/26/29 ~	1,530,000	1,637,309
Celgene Corp
2.250% due 08/15/21	1,680,000	1,680,547
3.550% due 08/15/22	910,000	945,784
3.625% due 05/15/24	500,000	528,379
3.875% due 08/15/25	1,440,000	1,555,671
5.000% due 08/15/45	2,660,000	3,342,180
5.250% due 08/15/43	320,000	404,754
Centene Corp
4.750% due 05/15/22	660,000	675,807
4.750% due 01/15/25	590,000	607,110
5.375% due 06/01/26 ~	70,000	73,500
5.625% due 02/15/21	340,000	345,001
6.125% due 02/15/24	1,270,000	1,325,816
Cigna Corp
3.400% due 09/17/21	1,310,000	1,340,346
3.750% due 07/15/23	4,490,000	4,699,655
4.125% due 11/15/25	1,010,000	1,088,995
4.375% due 10/15/28	6,210,000	6,820,344
4.900% due 12/15/48	1,000,000	1,148,484
CommonSpirit Health 4.350% due 11/01/42	420,000	451,292
Constellation Brands Inc 4.250% due 05/01/23	590,000	631,197
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,593,158
CVS Health Corp
2.750% due 12/01/22	2,160,000	2,187,838
3.350% due 03/09/21	643,000	653,630
3.700% due 03/09/23	1,930,000	2,010,061
3.875% due 07/20/25	1,278,000	1,354,876
4.100% due 03/25/25	3,680,000	3,932,025
4.300% due 03/25/28	15,970,000	17,287,791
5.050% due 03/25/48	4,980,000	5,672,345
5.125% due 07/20/45	1,440,000	1,643,434
CVS Pass-Through Trust
5.298% due 01/11/27 ~	476,679	507,875
6.036% due 12/10/28	2,403,509	2,705,530
Danone SA (France)
2.077% due 11/02/21 ~	2,540,000	2,536,939
2.589% due 11/02/23 ~	4,030,000	4,088,304
DaVita Inc 5.000% due 05/01/25	10,000	10,000
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,704,054
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	3,897,130
Eli Lilly & Co 3.100% due 05/15/27	310,000	326,316
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	1,080,000	1,093,570
5.875% due 01/31/22 ~	1,160,000	1,238,215
Gilead Sciences Inc
2.550% due 09/01/20	530,000	532,638
3.650% due 03/01/26	1,660,000	1,780,170
4.750% due 03/01/46	2,400,000	2,886,478

	Principal Amount	Value
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	$140,000	$142,984
HCA Inc
4.500% due 02/15/27	110,000	118,136
4.750% due 05/01/23	720,000	771,918
5.000% due 03/15/24	1,333,000	1,457,171
5.250% due 06/15/26	180,000	200,733
5.375% due 09/01/26	660,000	726,792
5.500% due 06/15/47	640,000	724,634
5.625% due 09/01/28	130,000	145,184
5.875% due 05/01/23	827,000	911,768
5.875% due 02/15/26	320,000	358,560
Humana Inc
3.150% due 12/01/22	970,000	993,601
3.950% due 03/15/27	2,781,000	2,956,086
4.625% due 12/01/42	1,090,000	1,197,791
4.800% due 03/15/47	130,000	148,736
4.950% due 10/01/44	610,000	703,405
Johnson & Johnson 3.625% due 03/03/37	3,810,000	4,256,045
Kraft Heinz Foods Co
3.000% due 06/01/26	1,910,000	1,891,423
3.950% due 07/15/25	630,000	660,023
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,484,025
Mars Inc
2.700% due 04/01/25 ~	1,590,000	1,632,782
3.200% due 04/01/30 ~	850,000	900,247
Medtronic Inc 3.500% due 03/15/25	1,405,000	1,509,277
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	515,024
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	4,029,994
Philip Morris International Inc
1.875% due 11/01/19	3,730,000	3,729,290
2.500% due 08/22/22	2,560,000	2,586,897
2.500% due 11/02/22	2,670,000	2,698,846
2.900% due 11/15/21	1,460,000	1,483,598
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	1,260,000	1,315,188
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	974,000	980,283
5.850% due 08/15/45	1,090,000	1,208,667
Service Corp International 7.500% due 04/01/27	510,000	626,025
Spectrum Brands Inc
5.000% due 10/01/29 ~	100,000	102,000
5.750% due 07/15/25	700,000	733,943
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	290,000	249,763
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	990,000	916,987
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	5,060,000	4,642,550
2.800% due 07/21/23	2,070,000	1,679,287
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	1,990,140
United Rentals North America Inc
5.500% due 07/15/25	820,000	856,285
5.500% due 05/15/27	1,990,000	2,116,862
6.500% due 12/15/26	350,000	382,638
UnitedHealth Group Inc
2.700% due 07/15/20	1,600,000	1,609,258
2.875% due 12/15/21	1,130,000	1,152,309
3.700% due 08/15/49	950,000	1,009,902
3.750% due 07/15/25	820,000	883,103
3.875% due 10/15/20	430,000	436,295
3.875% due 12/15/28	1,640,000	1,805,673

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
3.875% due 08/15/59	$1,050,000	$1,113,113
5.700% due 10/15/40	10,000	13,251
5.800% due 03/15/36	860,000	1,148,648
Wm Wrigley Jr Co 2.900% due 10/21/19 ~	2,380,000	2,380,933

		264,031,456

Energy - 5.1%

Antero Resources Corp 5.375% due 11/01/21	680,000	660,450
Apache Corp
3.250% due 04/15/22	387,000	394,115
4.250% due 01/15/44	3,240,000	2,894,441
4.375% due 10/15/28	3,495,000	3,587,621
4.750% due 04/15/43	1,000,000	962,459
6.000% due 01/15/37	562,000	616,239
Baker Hughes a GE Co LLC 3.200% due 08/15/21	58,000	58,879
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	770,000	777,931
BP Capital Markets America Inc
3.119% due 05/04/26	1,990,000	2,078,999
3.216% due 11/28/23	960,000	997,570
3.410% due 02/11/26	5,590,000	5,914,679
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	520,000	551,956
3.535% due 11/04/24	350,000	371,888
3.561% due 11/01/21	220,000	226,591
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	900,000	987,750
Cimarex Energy Co
3.900% due 05/15/27	3,540,000	3,607,984
4.375% due 06/01/24	240,000	252,366
CNOOC Finance LLC (China) 3.500% due 05/05/25	7,920,000	8,269,026
Concho Resources Inc
4.300% due 08/15/28	3,160,000	3,411,490
4.375% due 01/15/25	1,630,000	1,689,647
ConocoPhillips 6.500% due 02/01/39	370,000	536,141
Continental Resources Inc
3.800% due 06/01/24	930,000	948,773
4.375% due 01/15/28	1,020,000	1,055,712
4.500% due 04/15/23	1,840,000	1,912,837
Devon Energy Corp
4.750% due 05/15/42	70,000	77,067
5.000% due 06/15/45	5,330,000	6,184,654
5.600% due 07/15/41	170,000	206,415
Diamondback Energy Inc 5.375% due 05/31/25	630,000	659,018
Ecopetrol SA (Colombia) 5.875% due 05/28/45	7,410,000	8,731,573
Energy Transfer Operating LP
4.950% due 06/15/28	400,000	440,065
5.250% due 04/15/29	50,000	56,450
6.250% due 04/15/49	160,000	194,537
Energy Transfer Partners LP
4.500% due 11/01/23	520,000	551,426
5.875% due 03/01/22	1,770,000	1,893,998
Enterprise Products Operating LLC
4.150% due 10/16/28	4,500,000	4,988,685
4.800% due 02/01/49	1,000,000	1,161,972
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,516,514
Exxon Mobil Corp
3.043% due 03/01/26	2,840,000	2,982,151
4.114% due 03/01/46	3,750,000	4,461,624
Halliburton Co 3.800% due 11/15/25	3,250,000	3,449,229

	Principal Amount	Value
KazMunayGas National Co JSC (Kazakhstan)
5.375% due 04/24/30 ~	$310,000	$349,099
6.375% due 10/24/48 ~	1,500,000	1,867,908
Kinder Morgan Energy Partners LP
3.500% due 03/01/21	750,000	761,511
3.500% due 09/01/23	1,410,000	1,460,607
6.850% due 02/15/20	2,180,000	2,216,754
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,720,000	1,777,011
MEG Energy Corp (Canada)
6.500% due 01/15/25 ~	50,000	51,187
7.000% due 03/31/24 ~	100,000	97,000
MPLX LP
4.500% due 04/15/38	2,070,000	2,150,361
4.700% due 04/15/48	450,000	470,825
4.800% due 02/15/29	2,770,000	3,063,417
4.875% due 12/01/24	1,670,000	1,834,536
5.500% due 02/15/49	1,950,000	2,274,827
Noble Energy Inc
3.850% due 01/15/28	1,480,000	1,537,542
4.950% due 08/15/47	620,000	678,131
5.250% due 11/15/43	770,000	859,385
Oasis Petroleum Inc
6.875% due 03/15/22	410,000	384,375
6.875% due 01/15/23	495,000	455,400
Occidental Petroleum Corp
2.600% due 08/13/21	1,310,000	1,318,963
2.700% due 08/15/22	1,870,000	1,887,142
2.900% due 08/15/24	1,480,000	1,492,896
3.000% due 02/15/27	1,010,000	1,003,490
3.125% due 02/15/22	1,350,000	1,370,397
3.400% due 04/15/26	1,890,000	1,921,246
4.100% due 02/15/47	2,420,000	2,360,982
4.200% due 03/15/48	1,200,000	1,192,133
4.400% due 04/15/46	600,000	611,452
4.625% due 06/15/45	1,280,000	1,324,280
4.850% due 03/15/21	924,000	955,642
5.550% due 03/15/26	4,230,000	4,786,293
6.450% due 09/15/36	1,610,000	1,995,254
6.600% due 03/15/46	6,070,000	7,919,689
7.875% due 09/15/31	2,702,000	3,652,540
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	13,551,000	14,824,794
5.750% due 02/01/29	8,200,000	9,064,116
6.250% due 03/17/24	8,580,000	9,663,225
7.250% due 03/17/44	3,430,000	4,114,285
7.375% due 01/17/27	1,440,000	1,742,126
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	520,000	484,250
6.625% due 06/15/35	160,000	157,160
6.875% due 08/04/26	4,810,000	5,182,775
QEP Resources Inc 6.875% due 03/01/21	660,000	658,350
Range Resources Corp
4.875% due 05/15/25	920,000	763,600
5.000% due 03/15/23	4,040,000	3,545,100
5.875% due 07/01/22	90,000	86,625
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,148,831
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	1,732,000	1,835,268
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	51,074
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	790,000	824,197
4.375% due 03/25/20	4,150,000	4,197,889
4.375% due 05/11/45	2,050,000	2,482,442
4.550% due 08/12/43	1,200,000	1,472,984
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	5,760,000	6,216,982
Targa Resources Partners LP

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
4.250% due 11/15/23	$510,000	$515,737
5.875% due 04/15/26	430,000	455,800
6.500% due 07/15/27 ~	530,000	579,603
6.875% due 01/15/29 ~	270,000	295,669
The Williams Cos Inc
5.250% due 03/15/20	910,000	921,976
7.500% due 01/15/31	6,475,000	8,521,134
7.750% due 06/15/31	100,000	132,790
Western Midstream Operating LP 4.650% due 07/01/26	990,000	979,162
WPX Energy Inc
6.000% due 01/15/22	60,000	62,100
8.250% due 08/01/23	3,290,000	3,717,700

		221,100,941

Financial - 12.9%

ABN AMRO Bank NV (Netherlands)
2.450% due 06/04/20 ~	810,000	811,336
4.750% due 07/28/25 ~	2,220,000	2,394,782
AerCap Ireland Capital DAC (Ireland)
4.500% due 05/15/21	1,010,000	1,042,962
5.000% due 10/01/21	875,000	920,239
Ally Financial Inc 7.500% due 09/15/20	32,000	33,526
Ambac Assurance Corp 5.100% due 06/07/20 ~	111,048	161,853
Ambac LSNI LLC (Cayman) 7.104% (USD LIBOR + 5.000%) due 02/12/23 § ~	475,376	481,318
American Express Credit Corp 2.375% due 05/26/20	1,930,000	1,932,718
American International Group Inc 3.750% due 07/10/25	2,610,000	2,758,715
Banco Santander SA (Spain)
3.460% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	1,001,586
3.800% due 02/23/28	600,000	629,210
3.848% due 04/12/23	3,200,000	3,337,106
4.379% due 04/12/28	4,800,000	5,251,719
Bank of America Corp
3.004% due 12/20/23	8,404,000	8,587,552
3.300% due 01/11/23	3,190,000	3,299,966
3.419% due 12/20/28	12,274,000	12,817,438
3.500% due 04/19/26	5,410,000	5,758,419
3.550% due 03/05/24	3,370,000	3,506,465
3.593% due 07/21/28	1,290,000	1,364,867
3.974% due 02/07/30	3,230,000	3,538,839
4.000% due 04/01/24	2,280,000	2,447,998
4.125% due 01/22/24	11,745,000	12,660,687
4.200% due 08/26/24	4,930,000	5,291,503
4.330% due 03/15/50	3,330,000	3,940,193
4.450% due 03/03/26	660,000	719,890
5.000% due 01/21/44	370,000	468,897
6.100% due 03/17/25	130,000	142,118
Bank of Montreal (Canada) 3.803% due 12/15/32	550,000	570,917
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	1,130,000	1,131,556
Barclays PLC (United Kingdom)
4.972% due 05/16/29	6,976,000	7,662,285
5.088% due 06/20/30	3,010,000	3,143,704
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	3,420,000	4,060,144
BNP Paribas SA (France)
3.375% due 01/09/25 ~	910,000	941,746
4.375% due 03/01/33 ~	970,000	1,024,155
4.400% due 08/14/28 ~	6,280,000	6,939,557
4.625% due 03/13/27 ~	1,110,000	1,204,966
4.705% due 01/10/25 ~	6,470,000	6,998,253
5.198% due 01/10/30 ~	6,670,000	7,813,811

	Principal Amount	Value
BPCE SA (France) 5.150% due 07/21/24 ~	$1,370,000	$1,501,279
Chubb INA Holdings Inc
2.300% due 11/03/20	950,000	953,205
3.350% due 05/03/26	440,000	470,355
CIT Group Inc
4.750% due 02/16/24	910,000	963,463
5.250% due 03/07/25	930,000	1,017,141
Citigroup Inc
3.500% due 05/15/23	2,380,000	2,468,020
3.980% due 03/20/30	6,000,000	6,546,375
4.075% due 04/23/29	5,400,000	5,900,904
4.400% due 06/10/25	4,900,000	5,272,538
4.450% due 09/29/27	5,710,000	6,235,110
4.650% due 07/30/45	3,761,000	4,537,710
4.650% due 07/23/48	2,500,000	3,064,079
4.750% due 05/18/46	440,000	513,548
5.300% due 05/06/44	240,000	298,823
5.500% due 09/13/25	4,580,000	5,192,559
5.950% due 01/30/23	1,820,000	1,894,101
5.950% due 05/15/25	6,020,000	6,378,943
6.300% due 05/15/24	3,460,000	3,678,101
6.625% due 06/15/32	480,000	630,116
6.675% due 09/13/43	580,000	842,302
8.125% due 07/15/39	200,000	327,138
Cooperatieve Rabobank UA (Netherlands)
2.250% due 01/14/20	1,230,000	1,230,493
4.375% due 08/04/25	6,300,000	6,806,009
4.625% due 12/01/23	5,190,000	5,583,871
4.750% due 01/15/20 ~	2,140,000	2,156,454
5.250% due 08/04/45	870,000	1,098,642
Credit Agricole SA (France) 8.375% due 10/13/19 ~	5,180,000	5,214,188
Credit Suisse Group AG (Switzerland)
2.593% due 09/11/25 ~	250,000	247,819
3.869% due 01/12/29 ~	2,920,000	3,078,076
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.550% due 04/17/26	440,000	484,875
Danske Bank AS (Denmark)
3.001% due 09/20/22 ~	1,750,000	1,756,847
3.244% due 12/20/25 ~	800,000	807,100
5.000% due 01/12/22 ~	4,450,000	4,680,205
5.375% due 01/12/24 ~	4,050,000	4,451,889
GE Capital International Funding Co Unlimited Co
3.373% due 11/15/25	2,577,000	2,631,543
2.342% due 11/15/20	16,985,000	16,948,212
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 10/31/19 §	398,000	336,557
HSBC Bank USA NA
4.875% due 08/24/20	1,750,000	1,793,005
7.000% due 01/15/39	1,240,000	1,799,256
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	8,230,000	8,358,252
3.973% due 05/22/30	4,800,000	5,130,287
4.250% due 03/14/24	3,300,000	3,477,672
4.250% due 08/18/25	4,460,000	4,717,360
4.583% due 06/19/29	7,870,000	8,737,307
6.375% due 09/17/24	880,000	924,084
6.500% due 03/23/28	5,190,000	5,433,152
6.800% due 06/01/38	600,000	838,493
ING Bank NV (Netherlands) 2.500% due 10/01/19 ~	1,130,000	1,130,000
International Lease Finance Corp
5.875% due 08/15/22	910,000	997,372
8.625% due 01/15/22	1,940,000	2,202,606
Intesa Sanpaolo SPA (Italy)
3.125% due 07/14/22 ~	2,100,000	2,108,998
3.375% due 01/12/23 ~	1,040,000	1,049,373
5.017% due 06/26/24 ~	10,470,000	10,787,236
5.710% due 01/15/26 ~	350,000	371,773

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
JPMorgan Chase & Co 2.550% due 03/01/21	$600,000	$604,043
3.875% due 09/10/24	4,840,000	5,159,911
4.023% due 12/05/24	4,730,000	5,048,338
4.203% due 07/23/29	3,010,000	3,346,877
4.250% due 10/15/20	3,230,000	3,303,505
4.250% due 10/01/27	870,000	957,102
4.350% due 08/15/21	690,000	718,641
4.452% due 12/05/29	7,410,000	8,388,271
4.500% due 01/24/22	2,310,000	2,439,646
4.950% due 06/01/45	5,380,000	6,688,422
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	426,505
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	380,000	382,749
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28	630,000	643,268
3.900% due 03/12/24	1,910,000	2,000,183
4.375% due 03/22/28	1,960,000	2,130,581
4.500% due 11/04/24	3,000,000	3,134,316
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	2,090,000	2,127,144
Morgan Stanley
3.737% due 04/24/24	2,230,000	2,330,017
3.772% due 01/24/29	1,010,000	1,080,266
4.431% due 01/23/30	4,840,000	5,442,667
5.500% due 07/24/20	350,000	359,573
Nordea Bank AB (Finland) 4.875% due 05/13/21 ~	7,870,000	8,146,153
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,676,899
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	260,000	269,698
5.250% due 08/15/22 ~	1,500,000	1,584,600
5.500% due 02/15/24 ~	630,000	681,440
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	640,000	640,502
Royal Bank of Canada (Canada)
2.150% due 10/26/20	1,670,000	1,673,222
3.200% due 04/30/21	1,740,000	1,773,180
Royal Bank of Scotland Group PLC (United Kingdom)
4.519% due 06/25/24	200,000	210,456
4.892% due 05/18/29	780,000	858,847
5.076% due 01/27/30	500,000	560,111
5.125% due 05/28/24	6,260,000	6,677,702
6.000% due 12/19/23	4,240,000	4,663,997
6.100% due 06/10/23	3,870,000	4,217,784
6.125% due 12/15/22	1,910,000	2,067,950
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	703,935
Santander UK PLC (United Kingdom)
2.375% due 03/16/20	990,000	990,889
5.000% due 11/07/23 ~	825,000	877,349
Standard Chartered PLC (United Kingdom) 3.776% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,146,403
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,313,663
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	1,830,000	1,867,321
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	195,472
The Goldman Sachs Group Inc
3.200% due 02/23/23	1,780,000	1,829,315
3.500% due 11/16/26	2,430,000	2,529,640
3.625% due 02/20/24	3,000,000	3,149,257

	Principal Amount	Value
3.814% due 04/23/29	$9,000	$9,549
3.850% due 07/08/24	1,690,000	1,791,692
4.223% due 05/01/29	1,060,000	1,157,292
4.250% due 10/21/25	4,270,000	4,581,078
4.750% due 10/21/45	5,900,000	7,105,157
5.150% due 05/22/45	3,480,000	4,145,077
5.250% due 07/27/21	2,570,000	2,708,814
5.750% due 01/24/22	400,000	431,110
5.950% due 01/15/27	1,733,000	2,061,833
6.000% due 06/15/20	6,360,000	6,529,413
6.250% due 02/01/41	6,880,000	9,560,903
6.750% due 10/01/37	2,145,000	2,896,981
The Toronto-Dominion Bank (Canada) 3.250% due 06/11/21	2,100,000	2,144,695
UBS Group Funding Switzerland AG (Switzerland)
3.491% due 05/23/23 ~	5,620,000	5,772,073
4.125% due 09/24/25 ~	2,340,000	2,530,339
4.253% due 03/23/28 ~	4,390,000	4,793,113
7.000% due 01/31/24 ~	9,670,000	10,281,628
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	5,040,000	5,408,211
US Bank NA 3.150% due 04/26/21	2,220,000	2,256,858
Visa Inc
3.150% due 12/14/25	3,940,000	4,204,153
4.300% due 12/14/45	3,020,000	3,750,201
Wachovia Capital Trust III 5.570% (USD LIBOR + 0.930%) due 10/31/19 §	6,220,000	6,252,779
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,606,683
Wells Fargo & Co
3.000% due 10/23/26	3,850,000	3,951,889
3.450% due 02/13/23	2,330,000	2,408,437
3.750% due 01/24/24	3,780,000	4,005,713
4.150% due 01/24/29	5,140,000	5,696,472
4.300% due 07/22/27	3,960,000	4,335,031
4.400% due 06/14/46	1,650,000	1,856,851
4.600% due 04/01/21	6,240,000	6,468,684
4.650% due 11/04/44	1,600,000	1,852,703
4.750% due 12/07/46	2,550,000	3,023,255
4.900% due 11/17/45	4,920,000	5,897,585
5.375% due 11/02/43	2,030,000	2,567,022
5.606% due 01/15/44	1,567,000	2,029,579

		553,938,475

Industrial - 1.8%

3M Co 2.375% due 08/26/29	1,550,000	1,540,053
ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	473,867
Air 2 US 8.027% due 10/01/20 ~	17,607	17,618
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,362,167
DAE Funding LLC (United Arab Emirates) 5.750% due 11/15/23 ~	500,000	526,675
Eaton Corp 2.750% due 11/02/22	3,849,000	3,918,057
4.150% due 11/02/42	590,000	654,235
General Electric Co
3.150% due 09/07/22	1,369,000	1,391,537
4.375% due 09/16/20	396,000	402,902
4.650% due 10/17/21	98,000	101,957
5.300% due 02/11/21	1,378,000	1,424,114
5.500% due 01/08/20	260,000	262,036
5.875% due 01/14/38	450,000	541,395
6.150% due 08/07/37	317,000	391,012
6.750% due 03/15/32	400,000	503,498
6.875% due 01/10/39	5,806,000	7,696,929

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
L3Harris Technologies Inc
4.854% due 04/27/35	$530,000	$628,634
5.054% due 04/27/45	1,470,000	1,848,120
Lockheed Martin Corp
3.100% due 01/15/23	300,000	309,579
3.550% due 01/15/26	3,240,000	3,476,912
4.500% due 05/15/36	580,000	695,819
Northrop Grumman Corp
2.930% due 01/15/25	2,560,000	2,641,018
3.250% due 01/15/28	5,430,000	5,704,995
Raytheon Co 3.125% due 10/15/20	1,680,000	1,700,594
Republic Services Inc 2.500% due 08/15/24	1,430,000	1,447,376
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	270,000	277,087
5.750% due 10/15/20	959,417	962,631
6.875% due 02/15/21	478,222	480,015
The Boeing Co
2.700% due 02/01/27	610,000	623,761
2.800% due 03/01/27	790,000	808,475
3.100% due 05/01/26	630,000	661,536
3.200% due 03/01/29	2,330,000	2,448,843
3.250% due 02/01/35	3,860,000	4,027,170
3.750% due 02/01/50	1,030,000	1,118,108
4.875% due 02/15/20	5,560,000	5,613,722
Union Pacific Corp
3.750% due 07/15/25	1,210,000	1,304,339
3.950% due 09/10/28	1,810,000	1,999,964
4.500% due 09/10/48	2,740,000	3,264,470
United Technologies Corp
3.950% due 08/16/25	1,700,000	1,862,427
4.125% due 11/16/28	830,000	940,042
4.500% due 04/15/20	2,630,000	2,662,584
4.500% due 06/01/42	540,000	648,980
Waste Management Inc
3.200% due 06/15/26	870,000	918,579
3.450% due 06/15/29	1,640,000	1,770,344
3.500% due 05/15/24	1,750,000	1,843,955
4.000% due 07/15/39	240,000	273,259
4.150% due 07/15/49	590,000	690,767
WestRock RKT LLC 4.000% due 03/01/23	1,150,000	1,207,660

		76,069,817

Technology - 1.1%

Apple Inc
2.000% due 11/13/20	2,040,000	2,044,595
2.450% due 08/04/26	5,590,000	5,678,139
Dell International LLC 4.420% due 06/15/21 ~	5,450,000	5,620,899
Intel Corp 3.700% due 07/29/25	890,000	965,245
International Business Machines Corp 3.000% due 05/15/24	6,020,000	6,233,576
Microsoft Corp
2.400% due 08/08/26	9,230,000	9,423,644
2.700% due 02/12/25	1,080,000	1,121,751
2.875% due 02/06/24	4,410,000	4,601,900
3.300% due 02/06/27	2,650,000	2,858,993
3.450% due 08/08/36	150,000	166,054
3.950% due 08/08/56	1,100,000	1,302,871
4.100% due 02/06/37	2,260,000	2,684,393
salesforce.com Inc
3.250% due 04/11/23	1,720,000	1,795,546
3.700% due 04/11/28	1,610,000	1,768,980

		46,266,586

	Principal Amount	Value
Utilities - 0.9%

Berkshire Hathaway Energy Co 6.125% due 04/01/36	$586,000	$812,813
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,382,083
Duke Energy Ohio Inc 3.650% due 02/01/29	1,880,000	2,059,097
FirstEnergy Corp
3.900% due 07/15/27	6,750,000	7,199,126
4.250% due 03/15/23	4,980,000	5,270,827
4.850% due 07/15/47	900,000	1,071,190
7.375% due 11/15/31	14,350,000	20,323,508
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,965,956

		41,084,600

Total Corporate Bonds & Notes (Cost $1,349,723,402)		1,450,718,237

SENIOR LOAN NOTES - 3.4%

Communications - 0.6%

Altice France SA Term B12 (France) 5.715% (USD LIBOR + 3.687%) due 01/31/26 §	2,477,650	2,464,023
Ancestry.com Operations Inc 5.800% (USD LIBOR + 3.750%) due 10/19/23 §	1,120,701	1,117,432
Charter Communications Operating LLC Term B 4.050% (USD LIBOR + 2.000%) due 04/30/25 §	2,061,674	2,076,316
Diamond Sports Group LLC 5.300% (USD LIBOR + 3.250%) due 08/24/26 §	1,050,000	1,057,055
Entercom Media Corp Term B 4.804% (USD LIBOR + 2.750%) due 11/18/24 §	429,294	430,206
iHeartCommunications Inc 6.100% (USD LIBOR + 4.000%) due 05/01/26 §	2,295,158	2,313,087
Intelsat Jackson Holdings SA Term B3 (Luxembourg) 5.804% (USD LIBOR + 3.750%) due 11/27/23 §	840,000	842,520
Level 3 Financing Inc Term B 4.294% (USD LIBOR + 2.250%) due 02/22/24 §	3,440,000	3,450,034
Nexstar Broadcasting Inc Term B4 due 09/18/26 µ	2,690,234	2,706,768
Sprint Communications Inc Term B 4.563% (USD LIBOR + 2.500%) due 02/02/24 §	1,580,573	1,571,089
Univision Communications Inc Term C5 3.985% (USD LIBOR + 2.750%) due 03/15/24 §	2,906,523	2,829,707
Virgin Media Bristol LLC Term K 4.528% (USD LIBOR + 2.500%) due 01/15/26 §	1,921,848	1,924,550
Ziggo Secured Finance Partnership Term E 4.528% (USD LIBOR + 2.500%) due 04/15/25 §	1,756,000	1,754,903

		24,537,690

Consumer, Cyclical - 0.8%

Academy Ltd Term B 6.100% (USD LIBOR + 4.000%) due 07/01/22 §	1,546,967	1,088,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Alterra Mountain Co Term B1 5.044% (USD LIBOR + 3.000%) due 07/31/24 §	$3,296,858	$3,305,101
Aramark Services Inc Term B3 3.794% (USD LIBOR + 1.750%) due 03/11/25 §	1,422,268	1,427,601
Boyd Gaming Corp Term B3 4.166% (USD LIBOR + 2.250%) due 09/15/23 §	38,608	38,779
Burger King Term B3 (Canada) 4.294% (USD LIBOR + 2.250%) due 02/16/24 §	858,669	862,512
Caesars Entertainment Operating Co 4.044% (USD LIBOR + 2.000%) due 10/06/24 §	637,758	638,113
Caesars Resort Collection LLC Term B 4.794% (USD LIBOR + 2.750%) due 12/22/24 §	4,224,377	4,202,123
CityCenter Holdings LLC Term B 4.294% (USD LIBOR + 2.250%) due 04/18/24 §	2,538	2,547
CWGS Group LLC 4.850% (USD LIBOR + 2.750%) due 11/08/23 §	315,515	270,160
Four Seasons Hotels Ltd (Canada) 4.044% (USD LIBOR + 2.000%) due 11/30/23 §	432,759	435,310
Golden Nugget Inc Term B 4.800% (USD LIBOR + 2.750%) due 10/04/23 §	853,181	852,825
Hilton Worldwide Finance LLC Term B2 4.180% (USD LIBOR + 1.750%) due 06/22/26 §	1,143,764	1,151,945
Michaels Stores Inc Term B 4.544% (USD LIBOR + 2.500%) due 01/30/23 §	1,000,723	979,457
Panther BF Aggregator 2 LP Term B (Canada) 5.544% (USD LIBOR + 3.500%) due 04/30/26 §	1,770,000	1,760,412
Party City Holdings Inc Term B 4.550% (USD LIBOR + 2.500%) due 08/19/22 §	39,832	39,542
PCI Gaming Authority 5.044% (USD LIBOR + 3.000%) due 05/29/26 §	2,154,600	2,168,605
Scientific Games International Inc Term B5 4.896% (USD LIBOR + 2.750%) due 08/14/24 §	5,556,327	5,517,632
Stars Group Holdings BV (Netherlands) 5.604% (USD LIBOR + 3.500%) due 07/10/25 §	221,355	222,513
TKC Holdings Inc 5.800% (USD LIBOR + 3.750%) due 02/01/23 §	5,434,307	5,351,662
UFC Holdings LLC 5.300% (USD LIBOR + 3.250%) due 04/29/26 §	3,163,692	3,178,853

		33,493,725

Consumer, Non-Cyclical - 1.0%

Albertsons LLC Term B7 4.794% (USD LIBOR + 2.750%) due 11/17/25 §	55,307	55,717
Term B8 4.794% (USD LIBOR + 2.750%) due 08/17/26 §	740,438	745,852

	Principal Amount	Value
Allied Universal Holdco LLC Term B 6.507% (USD LIBOR + 4.250%) due 07/10/26 §	$1,210,180	$1,213,457
Athenahealth Inc Term B 6.830% (USD LIBOR + 4.500%) due 02/11/26 §	4,716,300	4,697,633
Atlantic Aviation FBO Inc Term B 5.800% (USD LIBOR + 3.750%) due 12/06/25 §	496,250	500,580
Bausch Health Cos Inc Term B (Canada) 5.039% (USD LIBOR + 3.000%) due 06/02/25 §	2,740,492	2,754,685
BrightView Landscapes LLC Term B 4.938% (USD LIBOR + 2.500%) due 08/15/25 §	1,708,375	1,716,917
Change Healthcare Holdings LLC Term B 4.544% (USD LIBOR + 2.500%) due 03/01/24 §	2,618,885	2,609,677
Global Medical Response Inc Term B1 5.307% (USD LIBOR + 3.250%) due 04/28/22 §	2,194,875	2,059,890
HC Group Holdings II Inc Term B 6.544% (USD LIBOR + 4.500%) due 08/06/26 §	2,130,000	2,132,663
HCA Inc 4.044% (USD LIBOR + 2.000%) due 03/13/25 §	966,999	971,431
Jaguar Holding Co II 4.544% (USD LIBOR + 2.500%) due 08/18/22 §	964,682	966,732
MPH Acquisition Holdings LLC Term B 4.854% (USD LIBOR + 2.750%) due 06/07/23 §	5,723,485	5,463,541
Phoenix Guarantor Inc Term B 6.567% (USD LIBOR + 4.500%) due 03/05/26 §	3,205,602	3,216,623
Prime Security Services Borrower LLC Term B1 5.210% (USD LIBOR + 3.250%) due 09/23/26 §	4,284,746	4,241,131
RegionalCare Hospital Partners Holdings Inc Term B 6.554% (USD LIBOR + 4.500%) due 11/17/25 §	5,289,851	5,300,595
ServiceMaster Co Term B 4.544% (USD LIBOR + 2.500%) due 11/08/23 §	90,874	91,556
Trans Union LLC Term B3 4.044% (USD LIBOR + 2.000%) due 04/10/23 §	3,055,999	3,069,846
Term B4 4.044% (USD LIBOR + 2.000%) due 06/19/25 §	994,962	999,834

		42,808,360

Diversified - 0.1%

First Eagle Investment Management LLC Term B 4.854% (USD LIBOR + 2.750%) due 12/26/24 §	2,356,578	2,363,205

Energy - 0.0%

Blackstone CQP Holdco LP Term B 5.656% (USD LIBOR + 3.500%) due 09/30/24 §	817,950	822,935

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Financial - 0.4%

Asurion LLC
Term B4 5.044% (USD LIBOR + 3.000%) due 08/04/22 §	$3,320,180	$3,333,461
Term B7 5.044% (USD LIBOR + 3.000%) due 11/03/24 §	1,797,132	1,804,994
Avolon TLB Borrower 1 (US) LLC Term B3 3.794% (USD LIBOR + 1.750%) due 01/15/25 §	3,616,901	3,636,794
Edelman Financial Center LLC 5.307% (USD LIBOR + 3.250%) due 07/21/25 §	1,667,400	1,672,312
FinCo I LLC Term B 4.044% (USD LIBOR + 2.000%) due 12/27/22 §	1,820,208	1,827,888
Focus Financial Partners LLC 4.544% (USD LIBOR + 2.500%) due 07/03/24 §	627,108	630,701
Jane Street Group LLC Term B 5.046% (USD LIBOR + 3.000%) due 08/25/22 §	2,213,130	2,213,130
LPL Holdings Inc Term B 4.304% (USD LIBOR + 2.250%) due 09/23/24 §	466,430	469,491
MGM Growth Properties Operating Partnership LP Term B 4.044% (USD LIBOR + 2.000%) due 03/21/25 §	398,966	400,400
RPI Finance Trust Term B6 4.044% (USD LIBOR + 2.000%) due 03/27/23 §	2,439,389	2,454,445
VFH Parent LLC Term B due 03/01/26 µ	320,000	321,033

		18,764,649

Industrial - 0.1%

APi Group DE Inc Term B due 10/01/26 µ	1,650,000	1,658,250
Reynolds Group Holdings Inc 4.794% (USD LIBOR + 2.750%) due 02/05/23 §	4,892,233	4,905,608

		6,563,858

Technology - 0.4%

DCert Holdings Inc Term B due 08/31/26 µ	3,310,000	3,305,174
Dell International LLC Term B 4.050% (USD LIBOR + 2.000%) due 09/19/25 §	1,587,774	1,597,698
DigiCert Inc Term B1 6.044% (USD LIBOR + 4.000%) due 10/31/24 §	5,192,837	5,198,248
MA Finance Co LLC Term B3 (United Kingdom) 4.544% (USD LIBOR + 2.500%) due 06/21/24 §	69,183	68,491
McAfee LLC Term B 5.794% (USD LIBOR + 3.750%) due 09/30/24 §	2,797,494	2,806,486
Seattle Spinco Inc Term B3 4.544% (USD LIBOR + 2.500%) due 06/21/24 §	467,209	462,342
Western Digital Corp Term B4 3.862% (USD LIBOR + 1.750%) due 04/29/23 §	1,950,117	1,949,065

		15,387,504

Total Senior Loan Notes (Cost $145,644,273)		144,741,926

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 47.9%

Collateralized Mortgage Obligations - Commercial - 4.5%

Bank 2019-BN17 (IO) 1.190% due 04/15/52 §	$36,994,687	$3,061,492
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	9,789,006
BENCHMARK Mortgage Trust
3.717% due 03/15/62	10,720,000	11,859,487
4.510% due 05/15/53	9,930,000	11,589,003
BHMS 3.278% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	7,011,584
BX Commercial Mortgage Trust 5.028% (USD LIBOR + 3.000%) due 11/15/35 § ~	9,729,603	9,772,275
CD Mortgage Trust (IO) 1.467% due 05/10/50 §	31,927,955	2,324,623
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 ~	160,000	168,083
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	545,819
4.762% due 10/10/46 §	450,000	474,074
4.992% due 08/15/45 § ~	2,390,000	2,382,671
5.250% due 10/10/46 §	220,000	223,712
Commercial Mortgage Trust (IO) 2.021% due 10/15/45 §	25,483,744	1,174,112
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39	3,165,011	2,152,977
5.869% due 09/15/40 §	625,213	475,202
6.703% due 06/15/38 §	243,451	137,523
Credit Suisse Mortgage Capital Certificates 4.678% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	10,916,192
Credit Suisse Mortgage Trust
3.881% due 11/15/37 ~	752,630	824,978
3.953% due 09/15/37 ~	6,800,000	7,292,676
4.373% due 09/15/37 ~	1,700,000	1,639,707
5.259% (USD LIBOR + 3.231%) due 08/15/20 § ~	2,045,732	2,048,305
7.648% (USD LIBOR + 5.620%) due 07/15/32 § ~	7,500,000	7,420,995
Fannie Mae - Aces
3.273% due 01/25/29	3,930,000	4,289,519
3.450% due 01/01/29	4,340,000	4,814,350
3.610% due 02/25/31	2,080,000	2,332,388
3.673% due 09/25/28 §	3,420,000	3,791,673
3.700% due 01/25/36	300,000	339,244
Fannie Mae - Aces (IO) 0.456% due 10/25/24 §	102,313,602	1,584,817
Freddie Mac Multifamily Structured Pass-Through Certificates
1.312% due 07/25/26 §	15,000,000	1,119,331
3.505% due 03/25/29	4,880,000	5,424,210
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.841% due 01/25/24 §	90,742,156	2,410,257
0.852% due 04/25/29 §	9,996,905	598,362
1.016% due 06/25/29 §	7,274,712	535,318
1.083% due 06/25/29 §	6,499,422	497,570
1.103% due 05/25/26 §	6,499,013	366,635
1.202% due 04/25/20 §	13,638,725	31,644
1.283% due 06/25/29 §	4,850,000	455,774
1.635% due 10/25/21 §	1,197,973	31,153
1.739% due 07/25/21 §	11,288	275
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	55,858,026	245,418
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 §	6,530,000	1,534,786
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	264,793	189,215

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association 3.356% due 03/16/57 §	$3,655,740	$3,961,887
Government National Mortgage Association (IO)
0.403% due 01/16/53 §	70,118,083	1,958,629
0.653% due 05/16/60 §	5,932,746	397,671
0.666% due 04/16/57 §	4,821,564	283,040
0.740% due 02/16/59 §	5,778,546	380,365
0.749% due 11/16/55 §	31,924,099	1,291,668
0.792% due 07/16/58 §	3,815,880	246,198
GS Mortgage Securities Corp II 3.328% (USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	8,484,129
GS Mortgage Securities Trust
3.777% due 05/10/50 §	3,880,000	4,128,586
4.148% due 05/10/50 §	550,000	585,197
5.161% due 11/10/46 §	1,070,000	1,181,099
5.622% due 11/10/39	1,267,730	1,119,324
JP Morgan Chase Commercial Mortgage Securities Trust
5.438% due 01/15/49 ~	10,060,000	1,988,219
6.004% due 02/12/49 §	1,298,551	868,454
6.613% due 02/15/51 §	22,144	21,230
JPMBB Commercial Mortgage Securities Trust
4.771% due 08/15/48 §	2,470,000	2,715,284
5.055% due 01/15/47 §	510,000	558,795
Magnolia Finance X Ltd (Ireland)
3.303% (GBP LIBOR + 2.483%) due 03/12/20 § ~ ±	GBP 6,344,874	7,419,071
4.573% (GBP LIBOR + 3.750%) due 03/12/20 § ~ ±	2,089,400	2,443,138
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	$1,075,468	675,395
5.450% due 08/12/48 § ~	135,791	85,277
6.193% due 09/12/49 §	557,876	241,666
Morgan Stanley Capital I Trust 5.438% due 03/15/44	31,070	31,045
Rosslyn Portfolio Trust 2.978% (USD LIBOR + 0.950%) due 06/15/33 § ~	3,490,000	3,493,086
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	15,469,980
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	2,556,010	2,637,102
WFRBS Commercial Mortgage Trust
4.110% due 06/15/46 § ~	1,120,000	1,082,614
4.204% due 11/15/47 §	3,830,000	3,997,283
4.723% due 03/15/47 §	340,000	367,353
WFRBS Commercial Mortgage Trust (IO)
1.199% due 03/15/47 §	9,493,318	326,798
1.509% due 06/15/45 § ~	2,643,540	72,839

		192,388,857

Collateralized Mortgage Obligations - Residential - 8.0%

Adjustable Rate Mortgage Trust
2.518% (USD LIBOR + 0.500%) due 03/25/36 §	431,501	196,824
4.295% due 10/25/35 §	2,992,874	2,772,710
Alternative Loan Trust
6.000% due 03/25/27	78,031	81,449
6.000% due 05/25/36	3,304,727	2,512,390
6.500% due 09/25/34	13,288	13,105
6.500% due 09/25/36	1,693,438	1,455,457
12.500% (16.940% - USD LIBOR) due 06/25/35 §	3,931,906	4,929,955
20.527% (28.600% - USD LIBOR) due 07/25/36 §	1,142,794	1,914,694
BCAP LLC Trust 3.185% due 03/28/37 § ~	5,313,187	5,293,533

	Principal Amount	Value
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.198% (USD LIBOR + 0.180%) due 08/25/47 § ~	$333,632	$305,304
Citigroup Mortgage Loan Trust
4.539% due 04/25/37 §	741,065	711,260
6.500% due 10/25/36 ~	1,825,551	1,548,255
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	1,121,124	1,000,549
5.750% due 02/25/37	4,887,964	3,902,084
Credit Suisse Mortgage Trust
3.500% due 02/25/48 § ~	30,605,894	30,764,916
4.171% due 01/27/36 § ~	12,545,259	12,007,306
Fannie Mae
2.368% (USD LIBOR + 0.350%) due 05/25/34 §	404,746	404,095
4.000% due 04/25/40 - 07/25/40	24,415,647	25,248,141
5.500% due 04/25/42	2,992,541	3,363,291
6.000% due 05/25/42	1,028,413	1,168,306
6.500% due 06/25/39 - 07/25/42	2,206,968	2,576,357
7.000% due 05/25/42	413,864	498,298
Fannie Mae (IO)
1.465% due 08/25/55	1,090,967	61,427
1.647% due 08/25/44	3,042,610	166,153
1.897% due 10/25/35 §	338,051	34,913
2.074% due 04/25/36	219,804	18,515
2.279% due 12/25/36 §	1,582,873	165,949
2.299% due 07/25/36 §	334,134	41,653
3.000% due 11/25/26 - 09/25/32	7,802,360	531,011
3.500% due 07/25/28 - 11/25/41	3,305,814	436,813
3.660% due 09/25/41	3,880,315	494,604
4.000% due 11/25/41	3,010,511	361,716
4.132% (6.150% - USD LIBOR) due 03/25/42 - 08/25/45 §	6,552,610	1,258,726
4.462% (6.480% - USD LIBOR) due 04/25/40 §	566,337	114,022
4.500% due 11/25/39	372,213	77,796
4.582% (6.600% - USD LIBOR) due 07/25/42 §	500,649	85,565
4.632% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	1,771,635	226,089
5.000% due 01/25/38 - 01/25/39	843,564	119,378
5.000% due 01/25/39 §	225,138	33,782
5.500% due 01/25/39 §	206,671	32,511
6.000% due 01/25/38 - 07/25/38	882,210	169,936
Fannie Mae (PO) 0.373% due 03/25/42	189,494	174,270
Fannie Mae Connecticut Avenue Securities
7.018% (USD LIBOR + 5.000%) due 11/25/24 §	3,902,815	4,176,552
7.268% (USD LIBOR + 5.250%) due 10/25/23 §	2,335,894	2,584,339
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	7,374,722	7,526,866
Freddie Mac
3.000% due 08/15/48	3,305,861	3,306,107
3.028% (USD LIBOR + 1.000%) due 02/15/32 §	61,102	61,761
3.500% due 10/15/37	2,700,000	2,808,885
4.000% due 12/15/39	5,868,638	6,153,687
5.000% due 02/15/30 - 03/15/35	9,802,260	10,781,697
6.000% due 05/15/36	1,859,608	2,149,129
Freddie Mac (IO)
0.250% due 01/15/38 §	99,298	557
2.027% due 04/15/41 §	1,509,096	86,498
3.000% due 12/15/31	886,462	71,138
3.500% due 06/15/27 - 04/15/43	4,778,136	426,733
3.923% (5.950 - USD LIBOR) due 10/15/41 §	1,601,750	236,351
3.973% (6.000% - USD LIBOR) due 05/15/44 §	6,411,922	1,049,804

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
4.000% due 04/15/43	$713,664	$54,008
4.003% (6.030% - USD LIBOR) due 09/15/37 §	1,222,809	189,887
4.023% (6.050% - USD LIBOR) due 08/15/39 §	1,138,237	194,121
4.173% (6.200% - USD LIBOR) due 05/15/39 §	820,909	66,266
4.203% (6.230% - USD LIBOR) due 01/15/40 §	236,742	39,368
4.223% (6.250% - USD LIBOR) due 09/15/42 §	1,018,337	146,109
4.263% (6.290% - USD LIBOR) due 11/15/36 §	440,351	78,342
Freddie Mac Structured Agency Credit Risk Debt Notes
5.268% (USD LIBOR + 3.250%) due 07/25/29 §	12,670,000	13,297,397
6.518% (USD LIBOR + 4.500%) due 02/25/24 §	3,590,000	3,907,842
6.968% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	5,005,470
11.368% (USD LIBOR + 9.350%) due 04/25/28 §	2,859,055	3,701,926
Government National Mortgage Association
2.529% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	6,640,356	6,607,746
2.579% (USD LIBOR + 0.350%) due 08/20/58 §	12,902,185	12,871,326
2.729% (USD LIBOR + 0.500%) due 03/20/61 §	1,857,262	1,858,568
2.750% due 03/20/48	1,636,628	1,663,593
3.000% due 07/20/49	7,963,070	8,117,697
3.140% (USD LIBOR + 1.000%) due 05/20/60 §	439,375	444,310
4.500% due 10/20/39	5,416,977	5,639,112
5.000% due 07/20/39	2,687,692	2,831,208
Government National Mortgage Association (IO)
1.394% due 11/20/42 §	292,934	12,359
3.500% due 04/20/27 - 05/20/43	3,552,214	309,774
3.556% (5.600% - USD LIBOR) due 08/20/44 §	1,760,716	298,296
4.000% due 04/16/45	1,486,547	283,285
4.015% (6.500% - USD LIBOR) due 03/20/39 §	154,969	5,117
4.073% (6.100% - USD LIBOR) due 08/16/42 §	953,398	187,799
4.123% (6.150% - USD LIBOR) due 06/16/43 §	1,697,958	197,085
4.173% (6.200% - USD LIBOR) due 10/16/42 §	1,315,131	280,247
4.436% (6.480% - USD LIBOR) due 04/20/40 §	154,509	31,242
4.506% (6.550% - USD LIBOR) due 06/20/40 §	2,420,256	557,683
4.573% (6.600% - USD LIBOR) due 04/16/42 §	2,430,546	506,917
4.606% (6.650% - USD LIBOR) due 01/20/40 §	180,693	15,936
5.000% due 10/20/44	7,515,465	1,419,016
GSMSC Resecuritization Trust 2.755% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,648,442
Impac CMB Trust 2.538% (USD LIBOR + 0.520%) due 11/25/35 §	2,414,488	2,260,932
IndyMac INDX Mortgage Loan Trust 2.278% (USD LIBOR + 0.260%) due 06/25/35 §	1,521,615	1,488,269
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	6,022,204	6,136,959
3.500% due 10/25/48 § ~	18,808,151	19,188,987
4.577% due 08/25/35 §	701,421	715,800

	Principal Amount	Value
Lehman Mortgage Trust
2.768% (USD LIBOR + 0.750%) due 12/25/35 §	$4,443,735	$3,312,556
6.000% due 05/25/37	952,476	965,395
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,301,204	1,355,196
Merrill Lynch Mortgage Investors Trust 4.332% due 06/25/35 §	1,239,576	1,254,343
Morgan Stanley Mortgage Loan Trust
4.165% due 07/25/35 §	986,214	925,654
4.413% due 07/25/34 §	286,137	285,983
Morgan Stanley Resecuritization Trust
3.192% (US FED + 0.710%) due 12/27/46 § ~	26,012,769	21,720,298
3.252% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,408,659
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,706,046	1,752,444
New Residential Mortgage Loan Trust
4.000% due 05/25/57 § ~	5,244,623	5,505,265
4.250% due 12/25/57 § ~	9,468,950	9,929,590
Nomura Resecuritization Trust 3.323% (US FED + 1.000%) due 08/26/46 § ~	5,603,448	4,233,993
PMT Credit Risk Transfer Trust 4.890% (USD LIBOR + 2.750%) due 05/27/23 § ~	10,710,644	10,774,098
RAAC Trust 6.000% due 09/25/34	17,261	17,387
Residential Asset Securitization Trust
2.518% (USD LIBOR + 0.500%) due 07/25/36 §	462,205	388,934
6.000% due 08/25/36	1,157,028	1,029,993
Structured Adjustable Rate Mortgage Loan Trust
3.946% due 05/25/36 §	2,017,936	1,751,701
4.571% due 08/25/36 §	4,635,947	4,018,078
WaMu Mortgage Pass-Through Certificates Trust
3.303% due 10/25/36 §	965,735	909,962
3.990% due 07/25/37 §	2,775,168	2,635,171
4.319% due 09/25/33 §	129,255	135,771
Washington Mutual Mortgage Pass-Through Certificates Trust
3.146% (US FED + 0.700%) due 01/25/47 §	5,105,915	4,331,079
6.000% due 07/25/36	560,020	464,468
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37	550,383	561,817

		344,619,488

Fannie Mae - 15.5%

2.450% due 09/01/31	800,000	815,635
2.500% due 01/01/28 - 02/01/28	1,609,861	1,632,901
2.670% due 09/01/31	500,000	520,664
2.670% due 09/01/34	200,000	205,457
2.710% due 09/01/31 ±	500,000	519,674
2.740% due 08/01/29	1,500,000	1,568,988
2.765% due 08/01/31	3,400,000	3,547,962
2.770% due 08/01/31	2,400,000	2,505,640
2.810% due 04/01/25 - 08/01/31	1,520,000	1,592,676
2.840% due 08/01/31	1,300,000	1,375,950
2.850% due 08/01/31	1,730,000	1,820,231
2.870% due 07/01/31	400,000	424,530
2.980% due 08/01/31	100,000	106,243
3.000% due 12/01/37 - 10/01/49	163,598,134	167,460,124
3.000% due 10/01/49	96,600,000	98,079,187
3.040% due 06/01/29	1,000,000	1,073,303
3.070% due 01/01/29	770,000	823,491
3.090% due 05/01/29	1,800,000	1,938,983
3.160% due 05/01/29	1,225,050	1,319,270
3.190% due 05/01/29	596,940	643,502

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
3.240% due 05/01/29	$2,210,000	$2,402,642
3.260% due 05/01/29	2,073,095	2,248,823
3.300% due 04/01/29	600,000	655,130
3.310% due 05/01/31	600,000	657,110
3.350% due 05/01/29	450,000	492,828
3.500% due 10/01/34	47,400,000	49,029,375
3.500% due 09/01/42 - 03/01/57	180,908,976	187,672,525
3.540% due 01/01/29	7,880,000	8,735,015
3.640% due 11/01/28	1,600,000	1,773,714
3.660% due 02/01/29	3,400,000	3,799,365
3.790% due 01/01/29	500,000	561,835
3.820% due 01/01/29	490,000	553,761
4.000% due 10/01/42 - 06/01/57	34,543,988	36,752,909
4.500% due 04/01/23 - 09/01/57	48,328,669	51,962,023
5.000% due 07/01/33 - 10/01/49	22,143,545	24,047,793
5.500% due 04/01/37 - 11/01/38	1,400,765	1,573,100
6.000% due 04/01/33 - 08/01/37	428,872	493,808
6.500% due 05/01/40	1,831,132	2,111,251
7.000% due 02/01/39	890,593	1,034,959

		664,532,377

Freddie Mac - 10.8%

3.000% due 02/01/38 - 10/01/49	238,930,099	243,634,199
3.500% due 10/01/42 - 04/01/49	83,520,459	86,370,057
4.000% due 10/01/25 - 07/01/48	51,447,797	53,888,781
4.000% due 09/01/48	40,241,848	41,758,794
4.500% due 07/01/23 - 05/01/47	16,925,038	18,246,767
5.000% due 12/01/35 - 01/01/49	14,295,205	15,535,005
5.500% due 08/01/37 - 12/01/38	1,287,134	1,454,520
6.000% due 10/01/36 - 11/01/39	3,345,220	3,854,015
6.500% due 09/01/39	587,327	673,682
7.000% due 03/01/39	260,155	298,938

		465,714,758

Government National Mortgage Association - 9.1%

3.000% due 09/15/42 - 10/01/49	27,089,364	27,833,795
3.024% (USD LIBOR + 0.627%) due 08/20/60 §	658,565	667,554
3.500% due 06/20/44 - 09/20/49	65,344,448	67,888,437
3.500% due 10/01/49	119,400,000	123,723,585
4.000% due 02/20/33 - 10/01/49	87,331,793	91,114,876
4.500% due 01/20/40 - 10/01/49	50,423,868	53,286,584
5.000% due 01/15/40 - 01/20/49	19,884,986	21,569,864
5.500% due 06/15/36	363,548	413,013
6.000% due 06/20/35 - 03/20/42	4,578,755	5,271,509
6.500% due 10/20/37	550,586	641,148

		392,410,365

Total Mortgage-Backed Securities (Cost $2,024,624,326)		2,059,665,845

ASSET-BACKED SECURITIES - 3.1%

Applebee’s Funding LLC 4.194% due 06/07/49 ~	2,500,000	2,560,275
Asset-Backed Pass-Through Certificates 2.708% (USD LIBOR + 0.690%) due 04/25/34 §	351,417	351,441
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/25 ~	9,750,000	10,158,502
Citigroup Mortgage Loan Trust 2.088% (USD LIBOR + 0.070%) due 05/25/37 §	214,997	155,938
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	9,038,941	9,162,544
Credit Suisse Mortgage Trust 3.082% due 07/25/57 § ~	9,880,000	10,202,701

	Principal Amount	Value
Credit-Based Asset Servicing & Securitization LLC 2.798% (USD LIBOR + 0.780%) due 07/25/33 §	$778,969	$769,542
Fannie Mae Grantor Trust 2.898% due 06/25/27	898,466	941,878
Ford Credit Floorplan Master 2018 4 A 4.060% due 11/15/30	7,020,000	7,783,166
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	525,569
Hertz Vehicle Financing II LP
3.290% due 02/25/24 ~	3,850,000	3,950,905
3.560% due 10/25/21 ~	9,620,000	9,691,840
5.330% due 09/25/21 ~	10,344,000	10,410,067
Legacy Mortgage Asset Trust 3.200% due 05/25/59 § ~	10,707,131	10,771,378
Magnolia Finance X Ltd (Ireland) 1.000% due 08/11/24	4,290,000	4,290,000
Navient Private Education Refi Loan Trust 3.130% due 02/15/68 ~	10,870,000	11,178,480
Origen Manufactured Housing Contract Trust
4.143% due 10/15/37 §	6,535,186	6,281,287
4.752% due 04/15/37 §	4,611,159	4,526,120
RAMP Trust 2.288% (USD LIBOR + 0.270%) due 10/25/36 §	2,850,101	2,850,471
SBA Small Business Investment Cos
3.113% due 03/10/29	2,977,745	3,128,648
3.548% due 09/10/28	1,156,571	1,222,058
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	1,138,612	1,132,250
SLM Student Loan Trust 2.869% (USD LIBOR + 0.750%) due 03/15/33 § ~	2,992,377	2,956,502

	Shares
SoFi Professional Loan Program LLC due 08/25/36 ~	13	1,716,537

	Principal Amount
Sofi Professional Loan Program Trust
3.340% due 08/25/47 ~	$4,280,000	4,413,617
3.600% due 02/25/48 ~	8,320,000	8,716,885
Structured Asset Investment Loan Trust 3.018% (USD LIBOR + 1.000%) due 10/25/33 §	1,266,755	1,264,527
United States Small Business Administration
2.690% due 07/01/44	1,640,000	1,696,462
2.980% due 04/01/39	1,810,000	1,889,742

Total Asset-Backed Securities (Cost $133,188,826)		134,699,332

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae
2.129% due 10/09/19	22,680,000	22,668,222
6.625% due 11/15/30	15,850,000	23,237,657
Federal Home Loan Bank 1.872% due 01/23/20	20,170,000	20,052,476

Total U.S. Government Agency Issues (Cost $63,250,260)		65,958,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 3.6%

U.S. Treasury Bonds - 1.2%

3.000% due 02/15/48	$3,180,000	$3,779,542
3.750% due 11/15/43	35,740,000	47,055,339

		50,834,881

U.S. Treasury Inflation Protected Securities - 2.2%

0.750% due 02/15/42 ^	7,584,472	8,038,971
1.000% due 02/15/46 ^	9,355,133	10,449,588
1.000% due 02/15/49 ^	36,755,138	41,639,167
1.375% due 02/15/44 ^	18,592,850	22,324,060
2.125% due 02/15/40 ^	5,210,930	6,947,529
2.125% due 02/15/41 ^	3,034,289	4,082,192

		93,481,507

U.S. Treasury Notes - 0.2%

1.625% due 08/15/29	490,000	487,933
2.875% due 10/15/21	9,670,000	9,907,595

		10,395,528

Total U.S. Treasury Obligations (Cost $138,707,355)		154,711,916

FOREIGN GOVERNMENT BONDS & NOTES - 8.8%

Abu Dhabi Government (United Arab Emirates)
2.500% due 10/11/22 ~	7,560,000	7,645,126
3.125% due 09/30/49 ~	11,970,000	11,625,862
Argentina POM Politica Monetaria (Argentina) 79.499% (ARS Reference + 0.000%) due 06/21/20 § Ω	ARS 102,480,000	754,364
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21 Ω	142,410,000	650,993
Argentine Republic Government (Argentina)
3.750% due 12/31/38 §	$9,140,000	3,667,516
5.625% due 01/26/22	16,550,000	7,199,416
5.875% due 01/11/28	280,000	114,453
7.125% due 07/06/36	1,240,000	533,212
7.500% due 04/22/26	2,600,000	1,160,276
7.625% due 04/22/46	1,850,000	811,244
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 67,411,000	17,172,338
10.000% due 01/01/23	62,999,000	16,888,011
10.000% due 01/01/27	6,493,000	1,836,268
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	660,495
4.625% due 01/13/28	2,620,000	2,788,361
5.000% due 01/27/45	11,070,000	11,510,199
5.625% due 01/07/41	4,690,000	5,258,709
5.625% due 02/21/47	7,120,000	7,987,821
China Government (China)
3.310% due 11/30/25 ~	CNY 109,500,000	15,680,647
3.380% due 11/21/24 ~	17,000,000	2,424,162
3.390% due 05/21/25 ~	20,500,000	2,937,786
Colombia Government (Colombia) 5.625% due 02/26/44	$3,930,000	4,927,277
Ecuador Government (Ecuador) 7.875% due 01/23/28 ~	2,470,000	2,349,612
Egypt Government (Egypt) 5.577% due 02/21/23 ~	3,500,000	3,581,491
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	547,822
3.750% due 04/25/22 ~	1,490,000	1,538,422
3.850% due 07/18/27 ~	1,190,000	1,258,966
4.350% due 01/11/48	1,460,000	1,612,530
4.750% due 02/11/29	4,900,000	5,579,729
4.750% due 07/18/47 ~	400,000	458,030
4.875% due 05/05/21 ~	6,730,000	6,985,611
5.125% due 01/15/45 ~	2,540,000	3,037,964
5.250% due 01/08/47 ~	2,930,000	3,582,592
5.375% due 10/17/23 ~	400,000	441,983

	Principal Amount	Value
5.875% due 03/13/20 ~	$260,000	$264,550
5.875% due 01/15/24 ~	973,000	1,096,847
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,908,510,974	18,295,229
Kenya Government (Kenya)
6.875% due 06/24/24	$2,590,000	2,738,132
7.250% due 02/28/28 ~	1,210,000	1,257,886
Kuwait Government (Kuwait) 3.500% due 03/20/27 ~	4,750,000	5,129,430
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 171,270,000	9,177,621
7.750% due 11/13/42	962,047,500	51,046,433
8.000% due 11/07/47	602,530,000	32,875,345
8.500% due 05/31/29	229,220,000	12,939,651
10.000% due 12/05/24	109,240,000	6,335,743
Mexico Government (Mexico)
4.600% due 02/10/48	$1,120,000	1,199,811
5.750% due 10/12/10	1,450,000	1,671,865
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,459,498
7.143% due 02/23/30 ~	2,400,000	2,461,236
Peruvian Government (Peru)
5.625% due 11/18/50	2,350,000	3,448,649
6.550% due 03/14/37	850,000	1,244,196
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	741,600
7.875% due 06/15/27 ~	1,770,000	654,900
Qatar Government (Qatar)
4.000% due 03/14/29 ~	2,980,000	3,306,125
4.817% due 03/14/49 ~	9,070,000	11,245,693
Republic of Poland Government (Poland) 4.000% due 01/22/24	9,520,000	10,325,363
Russian Federal (Russia)
6.900% due 05/23/29	RUB 442,850,000	6,831,519
7.000% due 01/25/23	198,150,000	3,094,171
7.000% due 08/16/23	234,570,000	3,668,142
7.050% due 01/19/28	657,663,000	10,283,140
7.250% due 05/10/34	41,210,000	641,727
7.650% due 04/10/30	839,470,000	13,623,477
8.150% due 02/03/27	458,179,000	7,608,576

Total Foreign Government Bonds & Notes (Cost $404,416,149)		379,875,843

SHORT-TERM INVESTMENTS - 5.7%

Repurchase Agreements - 5.2%

Deutsche Bank Securities Inc 2.340% due 10/01/19 (Dated 09/30/19, repurchase price of $125,008,125; collateralized by U.S. Treasury Notes: 0.250% due 01/15/25 and value $127,740,110)	$125,000,000	125,000,000
Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $98,698,725; collateralized by U.S. Treasury Notes: 2.875% due 09/30/23 and value $100,676,949)	98,697,765	98,697,765

		223,697,765

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issue - 0.5%

Federal Home Loan Bank 1.985% due 10/28/19	$21,530,000	$21,499,804

Total Short-Term Investments (Cost $245,196,277)		245,197,569

TOTAL INVESTMENTS - 107.8% (Cost $4,508,448,414)		4,639,481,023

DERIVATIVES - (1.3%)		(54,382,105)

OTHER ASSETS & LIABILITIES, NET - (6.5%)		(282,600,198)

NET ASSETS - 100.0%		$4,302,498,720

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1,405,357 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$119,821	$120,144	$323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	12/19	321	$22,060,592	$21,725,280	($335,312)
CAD FX	12/19	1,003	76,370,927	75,856,890	(514,037)
CHF FX	12/19	51	6,489,240	6,427,275	(61,965)
EUR FX	12/19	983	136,664,995	134,701,719	(1,963,276)
Euro-Bobl	12/19	52	7,727,467	7,688,292	(39,175)
Euro-BTP	12/19	811	127,697,909	128,915,227	1,217,318
Euro-Bund	10/19	67	11,628,331	11,591,000	(37,331)
Eurodollar	12/19	853	209,215,429	209,070,300	(145,129)
Eurodollar	03/20	71	17,340,990	17,453,575	112,585
Eurodollar	06/20	1,534	375,053,209	377,536,575	2,483,366
Eurodollar	03/21	644	157,092,790	158,754,050	1,661,260
GBP FX	12/19	274	21,223,636	21,118,550	(105,086)
JPY FX	12/19	20	2,347,375	2,324,500	(22,875)
MXN FX	12/19	2,099	53,021,589	52,537,970	(483,619)
RUB FX	12/19	353	13,236,282	13,466,950	230,668
U.S. Treasury 2-Year Notes	12/19	3,630	784,855,126	782,265,000	(2,590,126)
U.S. Treasury 5-Year Notes	12/19	13,556	1,623,133,589	1,615,176,226	(7,957,363)
U.S. Treasury 30-Year Bonds	12/19	1,713	281,057,510	278,041,312	(3,016,198)
U.S. Treasury Ultra Long Bonds	12/19	4,511	879,561,480	865,689,094	(13,872,386)

					(25,438,681)

Short Futures Outstanding
30-Day Federal Funds	11/19	2,218	908,831,486	908,020,177	811,309
Australia 10-Year Notes	12/19	55	5,422,491	5,469,938	(47,447)
Euro-Bund	10/19	136	23,622,003	23,580,000	42,003
Euro-Bund	12/19	3,029	581,022,820	575,279,327	5,743,493
Euro-Buxl	12/19	125	30,087,393	29,633,025	454,368
Euro-OAT	12/19	133	24,945,868	24,688,716	257,152
Eurodollar	06/21	1,397	343,040,817	344,447,813	(1,406,996)
Japan 10-Year Bonds	12/19	68	97,498,133	97,492,347	5,786
Long Gilt	12/19	340	55,825,471	56,118,607	(293,136)
U.S. Treasury 10-Year Notes	12/19	5,234	686,940,290	682,055,625	4,884,665
U.S. Treasury Ultra 10-Year Notes	12/19	692	99,612,611	98,545,125	1,067,486

					11,518,683

Total Futures Contracts					($13,919,998)

(d)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	265,553,391	USD	69,884,174	10/19	CIT	$-	($6,038,836)
BRL	93,207,500	USD	22,399,188	10/19	CIT	10,108	-
CAD	65,230,934	USD	49,776,367	10/19	BRC	-	(526,843)
CNH	119,846,290	USD	16,838,256	10/19	JPM	-	(57,429)
CNY	613,819	USD	89,092	10/19	BRC	-	(2,678)
CNY	613,819	USD	86,084	01/20	BRC	-	(217)
EUR	8,800,000	USD	9,765,642	10/19	BRC	-	(163,215)
EUR	36,405,000	USD	41,011,684	10/19	CIT	-	(1,274,356)
GBP	735,850	USD	924,831	10/19	BRC	-	(19,510)
GBP	8,607,161	USD	10,753,030	10/19	CIT	-	(163,586)
IDR	1,107,727,875,147	USD	77,134,453	10/19	BRC	912,181	-
IDR	1,107,727,875,147	USD	76,914,864	01/20	BRC	119,744	-
INR	3,040,320,530	USD	43,257,033	10/19	BRC	-	(328,986)
INR	3,040,320,530	USD	42,440,349	01/20	BRC	23,140	-
MXN	887,323,635	USD	44,873,703	10/19	BRC	-	(22,211)
PHP	1,957,843,000	USD	37,506,571	10/19	BRC	262,424	-
RUB	844,005,472	USD	13,066,718	10/19	CIT	-	(75,894)
TWD	7,635,300	USD	247,666	10/19	BRC	-	(1,540)
TWD	7,635,300	USD	248,189	01/20	JPM	-	(146)
USD	33,736	AUD	49,006	10/19	BNP	642	-
USD	22,602	AUD	33,003	10/19	BRC	314	-
USD	31,041	AUD	46,001	10/19	CIT	-	(24)
USD	16,590,074	AUD	23,890,152	10/19	CIT	456,706	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	3,819,562	BRL	14,407,387	10/19	BNP	$355,684	$-
USD	5,028,510	BRL	19,014,362	10/19	GSC	457,006	-
USD	6,474,645	CHF	6,375,000	10/19	GSC	78,863	-
USD	17,392,974	CNH	119,846,290	10/19	BRC	612,147	-
USD	16,800,960	CNH	119,846,290	01/20	JPM	58,802	-
USD	86,594	CNY	613,819	10/19	BRC	180	-
USD	432,855	COP	1,403,749,200	10/19	CIT	29,741	-
USD	9,203,155	EUR	8,200,000	10/19	BNP	255,440	-
USD	43,302,771	EUR	38,580,000	10/19	BRC	1,204,860	-
USD	22,500,726	EUR	20,100,000	10/19	CIT	567,910	-
USD	144,672,033	EUR	127,539,634	10/19	JPM	5,502,719	-
USD	77,970,569	IDR	1,107,727,875,147	10/19	BRC	-	(76,064)
USD	42,942,380	INR	3,040,320,530	10/19	BRC	14,334	-
USD	28,154,947	JPY	3,032,358,208	10/19	CIT	82,655	-
USD	45,779,270	MXN	887,323,635	10/19	CIT	927,777	-
USD	44,243,848	MXN	887,323,635	01/20	BRC	20,124	-
USD	38,016,369	PHP	1,957,843,000	10/19	JPM	247,374	-
USD	37,325,663	PHP	1,957,843,000	01/20	JPM	-	(291,101)
USD	634,941	RUB	40,977,164	10/19	JPM	4,226	-
USD	246,300	TWD	7,635,300	10/19	BRC	174	-
USD	7,080,124	ZAR	107,540,000	10/19	CIT	-	(6,644)
ZAR	107,540,000	USD	7,551,966	10/19	BRC	-	(465,198)
ZAR	107,540,000	USD	6,997,202	01/20	CIT	5,808	-

Total Forward Foreign Currency Contracts						$12,211,083	($9,514,478)

(e)	Purchased options outstanding as of September 30, 2019 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.13	10/21/19	CIT	$57,460,000	$610,512	$1,944,618
Call - EUR versus USD	1.14	11/04/19	CIT	57,308,478	1,079,978	2,343,057

					1,690,490	4,287,675

Put - AUD versus USD	0.70	12/05/19	CIT	43,550,000	248,235	75,515

Total Foreign Currency Options					$1,938,725	$4,363,190

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (10/19)	$1.10	10/04/19	CME	41	$5,637,500	$47,540	$7,175
Call - EUR FX (10/19)	1.12	10/04/19	CME	31	4,320,625	21,653	194
Call - EUR FX (10/19)	1.13	10/04/19	CME	21	2,953,125	21,315	131
Call - AUD FX (10/19)	68.50	10/04/19	CME	88	6,028,000	36,100	3,080
Call - AUD FX (10/19)	69.00	10/04/19	CME	20	1,380,000	7,250	200
Call - CAD FX (10/19)	75.50	10/04/19	CME	21	1,585,500	7,193	5,250
Call - CAD FX (10/19)	76.00	10/04/19	CME	117	8,892,000	43,223	5,850
Call - CAD FX (10/19)	76.50	10/04/19	CME	39	2,983,500	8,438	195
Call - U.S. Treasury 5-Year Notes (10/19)	119.25	10/04/19	CME	93	11,090,250	16,145	17,438
Call - U.S. Treasury 10-Year Notes (11/19)	130.25	10/04/19	CME	90	11,722,500	30,156	36,563
Call - U.S. Treasury 5-Year Notes (11/19)	119.00	10/25/19	CME	78	9,282,000	36,088	38,391
Call - U.S. Treasury 5-Year Notes (11/19)	119.25	10/25/19	CME	31	3,696,750	12,405	11,625
Call - U.S. Treasury 10-Year Notes (11/19)	129.00	10/25/19	CME	209	26,961,000	151,065	320,031
Call - U.S. Treasury 10-Year Notes (11/19)	129.50	10/25/19	CME	120	15,540,000	78,020	138,750
Call - U.S. Treasury 10-Year Notes (11/19)	130.00	10/25/19	CME	232	30,160,000	165,323	195,750
Call - U.S. Treasury 10-Year Notes (10/19)	130.25	10/25/19	CME	51	6,642,750	35,198	36,656
Call - U.S. Treasury 10-Year Notes (11/19)	137.25	10/25/19	CME	5,690	780,952,500	98,750	5,690
Call - U.S. Treasury Bonds (11/19)	158.00	10/25/19	CME	9	1,422,000	18,719	41,625
Call - U.S. Treasury Bonds (11/19)	161.00	10/25/19	CME	15	2,415,000	24,401	35,625
Call - U.S. Treasury Bonds (11/19)	162.00	10/25/19	CME	56	9,072,000	89,816	100,625
Call - U.S. Treasury Bonds (11/19)	162.50	10/25/19	CME	15	2,437,500	23,463	23,203
Call - EUR FX (11/19)	1.10	11/08/19	CME	20	2,750,000	20,300	16,500
Call - EUR FX (11/19)	1.11	11/08/19	CME	22	3,038,750	24,805	12,925
Call - EUR FX (11/19)	1.12	11/08/19	CME	21	2,926,875	22,627	6,038
Call - AUD FX (11/19)	68.00	11/08/19	CME	61	4,148,000	35,302	29,890
Call - AUD FX (11/19)	68.50	11/08/19	CME	20	1,370,000	11,050	6,200
Call - CAD FX (11/19)	75.00	11/08/19	CME	21	1,575,000	14,542	19,110
Call - CAD FX (11/19)	76.00	11/08/19	CME	78	5,928,000	33,375	28,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (12/19)	$1.11	12/06/19	CME	41	$5,688,750	$36,490	$27,675
Call - AUD FX (12/19)	68.00	12/06/19	CME	20	1,360,000	15,250	14,000

						1,186,002	1,184,465

Put - JPY FX (10/19)	94.00	10/04/19	CME	21	2,467,500	13,965	27,825
Put - U.S. Treasury 5-Year Notes (11/19)	113.00	10/25/19	CME	7,763	877,219,000	74,082	7,763
Put - U.S. Treasury 5-Year Notes (11/19)	115.50	10/25/19	CME	3,290	379,995,000	108,504	25,705
Put - U.S. Treasury 5-Year Notes (11/19)	115.75	10/25/19	CME	1,159	134,154,250	38,224	9,055
Put - U.S. Treasury 5-Year Notes (11/19)	116.00	10/25/19	CME	1,159	134,444,000	38,224	18,109
Put - U.S. Treasury 5-Year Notes (11/19)	119.00	10/25/19	CME	77	9,163,000	32,016	26,469
Put - U.S. Treasury 10-Year Notes (11/19)	129.00	10/25/19	CME	14	1,806,000	11,180	3,063
Put - U.S. Treasury 10-Year Notes (11/19)	130.00	10/25/19	CME	3	390,000	1,973	1,594
Put - U.S. Treasury 10-Year Notes (11/19)	130.25	10/25/19	CME	30	3,907,500	20,677	19,688
Put - U.S. Treasury 30-Year Bonds (11/19)	146.00	10/25/19	CME	1,371	200,166,000	45,216	1,371
Put - U.S. Treasury 30-Year Bonds (11/19)	159.00	10/25/19	CME	30	4,770,000	62,396	14,531
Put - U.S. Treasury 30-Year Bonds (11/19)	160.00	10/25/19	CME	60	9,600,000	120,573	44,062
Put - U.S. Treasury 30-Year Bonds (11/19)	164.00	10/25/19	CME	60	9,840,000	105,573	158,438
Put - EUR FX (11/19)	1.11	11/08/19	CME	22	3,038,750	18,205	36,850
Put - AUD FX (11/19)	67.50	11/08/19	CME	44	2,970,000	23,870	25,080

						714,678	419,603

Total Options on Futures						$1,900,680	$1,604,068

Total Purchased Options						$3,839,405	$5,967,258

(f)	Premiums received and value of written options outstanding as of September 30, 2019 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.350%	12/09/19	BOA	$26,300,000	$111,024	($148,954)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.850%	12/09/19	BOA	26,300,000	148,031	(86,349)

Total Interest Rate Swaptions							$259,055	($235,303)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (10/19)	$1.11	10/04/19	CME	45	$6,243,750	$34,187	($844)
Call - U.S. Treasury 5-Year Notes (11/19)	119.50	10/25/19	CME	494	59,033,000	155,817	(135,078)
Call - U.S. Treasury 10-Year Notes (11/19)	130.50	10/25/19	CME	391	51,025,500	166,027	(232,156)
Call - U.S. Treasury 10-Year Notes (11/19)	130.75	10/25/19	CME	91	11,898,250	43,218	(45,500)
Call - U.S. Treasury 10-Year Notes (11/19)	131.00	10/25/19	CME	271	35,501,000	112,922	(110,093)
Call - U.S. Treasury 10-Year Notes (11/19)	131.25	10/25/19	CME	45	5,906,250	16,797	(14,766)
Call - U.S. Treasury 10-Year Notes (11/19)	131.50	10/25/19	CME	164	21,566,000	50,779	(43,562)
Call - U.S. Treasury 10-Year Notes (11/19)	132.00	10/25/19	CME	353	46,596,000	146,577	(60,672)
Call - U.S. Treasury 10-Year Notes (11/19)	132.50	10/25/19	CME	67	8,877,500	52,228	(7,328)
Call - U.S. Treasury 10-Year Notes (11/19)	133.00	10/25/19	CME	422	56,126,000	263,442	(32,969)
Call - U.S. Treasury 30-Year Bonds (11/19)	160.00	10/25/19	CME	60	9,600,000	99,740	(182,813)
Call - U.S. Treasury 30-Year Bonds (11/19)	163.00	10/25/19	CME	28	4,564,000	35,826	(37,188)
Call - U.S. Treasury 30-Year Bonds (11/19)	164.00	10/25/19	CME	81	13,284,000	66,657	(77,203)
Call - U.S. Treasury 30-Year Bonds (11/19)	165.00	10/25/19	CME	195	32,175,000	147,694	(134,063)
Call - U.S. Treasury 30-Year Bonds (11/19)	166.00	10/25/19	CME	180	29,880,000	231,017	(84,375)
Call - U.S. Treasury 30-Year Bonds (11/19)	167.00	10/25/19	CME	121	20,207,000	181,916	(39,703)
Call - U.S. Treasury 30-Year Bonds (11/19)	168.00	10/25/19	CME	135	22,680,000	232,501	(29,531)
Call - U.S. Treasury 30-Year Bonds (11/19)	170.00	10/25/19	CME	125	21,250,000	176,815	(13,672)
Call - AUD FX (11/19)	70.00	11/08/19	CME	41	2,870,000	10,977	(2,870)
Call - U.S. Treasury 5-Year Notes (12/19)	119.50	11/22/19	CME	185	22,107,500	47,375	(82,383)
Call - U.S. Treasury 10-Year Notes (12/19)	131.00	11/22/19	CME	208	27,248,000	89,031	(146,250)
Call - U.S. Treasury 10-Year Notes (12/19)	131.50	11/22/19	CME	66	8,679,000	26,698	(36,094)
Call - U.S. Treasury 10-Year Notes (12/19)	132.00	11/22/19	CME	181	23,892,000	81,031	(73,531)
Call - U.S. Treasury 30-Year Bonds (12/19)	162.00	11/22/19	CME	30	4,860,000	35,573	(74,063)
Call - U.S. Treasury 30-Year Bonds (12/19)	164.00	11/22/19	CME	45	7,380,000	67,422	(72,422)

						2,572,267	(1,769,129)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 5-Year Notes (11/19)	$119.50	10/25/19	CME	155	$18,522,500	$50,591	($96,875)
Put - U.S. Treasury 10-Year Notes (11/19)	129.50	10/25/19	CME	335	43,382,500	163,889	(115,156)
Put - U.S. Treasury 10-Year Notes (11/19)	130.50	10/25/19	CME	202	26,361,000	104,510	(157,812)
Put - U.S. Treasury 10-Year Notes (11/19)	131.00	10/25/19	CME	132	17,292,000	81,147	(144,375)
Put - U.S. Treasury 30-Year Bonds (11/19)	161.00	10/25/19	CME	139	22,379,000	208,072	(147,687)
Put - U.S. Treasury 30-Year Bonds (11/19)	162.00	10/25/19	CME	75	12,150,000	104,870	(111,328)
Put - U.S. Treasury 30-Year Bonds (11/19)	163.00	10/25/19	CME	50	8,150,000	60,070	(100,781)
Put - EUR FX (11/19)	1.12	11/08/19	CME	42	5,853,750	62,632	(110,250)
Put - U.S. Treasury 10-Year Notes (12/19)	129.00	11/22/19	CME	244	31,476,000	116,781	(110,563)
Put - U.S. Treasury 10-Year Notes (12/19)	130.00	11/22/19	CME	509	66,170,000	306,229	(421,516)

						1,258,791	(1,516,343)

Total Options on Futures						$3,831,058	($3,285,472)

Total Written Options						$4,090,113	($3,520,775)

(g)	Swap agreements outstanding as of September 30, 2019 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY33 5Y	Q	5.000%	12/20/24	ICE	$33,319,000	($2,285,495)	($2,159,321)	($126,174)

Credit Default Swaps on Credit Indices – Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG33 5Y	Q	1.000%	12/20/24	ICE	$339,105,000	$6,843,898	$6,749,958	$93,940
CDX IG33 10Y	Q	1.000%	12/20/29	ICE	14,010,000	(79,522)	(91,180)	11,658

						$6,764,376	$6,658,778	$105,598

Total Credit Default Swaps						$4,478,881	$4,499,457	($20,576)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.410%	Brazil CETIP Interbank	Z/Z	CIT	01/02/20	BRL 500,890,000	$3,773,335	$150,544	$3,622,791
7.024%	Brazil CETIP Interbank	Z/Z	CIT	01/04/27	159,667,000	537,718	64,850	472,868
7.044%	Brazil CETIP Interbank	Z/Z	JPM	01/04/27	38,100,000	136,709	-	136,709

						4,447,762	215,394	4,232,368

			Exchange
1.138%	3-Month USD-LIBOR	S/Q	CME	10/17/19	$81,360,000	(18,714)	-	(18,714)
1.671%	3-Month USD-LIBOR	S/Q	CME	06/14/20	99,520,000	217,130	(28,682)	245,812
1.300%	1-Day U.S. Fed Funds	A/A	CME	09/15/21	140,288,000	24,712	18,599	6,113
2.250%	3-Month USD-LIBOR	S/Q	CME	04/26/22	137,819,000	1,160,431	31,871	1,128,560
1.850%	3-Month USD-LIBOR	S/Q	CME	06/15/22	149,380,000	1,768,508	(34,752)	1,803,260
7.450%	28-Day MXN TIIE	M/M	CME	07/18/29	MXN 571,270,000	1,403,015	240,738	1,162,277
7.440%	28-Day MXN TIIE	M/M	CME	07/20/29	594,730,000	1,439,799	303,480	1,136,319
3.000%	3-Month USD-LIBOR	S/Q	CME	02/15/36	$57,378,000	11,191,778	33,196	11,158,582

						17,186,659	564,450	16,622,209

Total Interest Rate Swaps-Long						$21,634,421	$779,844	$20,854,577

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.300%	3-Month USD-LIBOR	S/Q	CME	04/26/23	$140,702,000	($1,209,870)	$9,495	($1,219,365)
2.250%	3-Month USD-LIBOR	S/Q	CME	12/31/25	109,120,000	(4,809,554)	573,521	(5,383,075)
2.500%	3-Month USD-LIBOR	S/Q	CME	01/31/26	246,189,000	(14,801,861)	(3,315,009)	(11,486,852)
1.850%	3-Month USD-LIBOR	S/Q	CME	04/30/26	187,740,000	(4,002,215)	264,390	(4,266,605)
1.250%	1-Day U.S. Fed Funds	A/A	CME	06/30/26	158,961,000	(37,050)	(168,643)	131,593
1.550%	3-Month USD-LIBOR	S/Q	CME	06/30/26	40,040,000	(149,944)	45,185	(195,129)
3.330%	3-Month USD-LIBOR	S/Q	CME	02/15/44	44,276,000	(14,692,627)	(1,786)	(14,690,841)
3.000%	3-Month USD-LIBOR	S/Q	CME	05/15/44	42,476,000	(11,613,549)	33,096	(11,646,645)
2.750%	3-Month USD-LIBOR	S/Q	CME	08/15/44	60,364,000	(13,009,199)	(758,708)	(12,250,491)
1.810%	3-Month USD-LIBOR	S/Q	CME	11/15/44	13,472,000	(256,867)	18,029	(274,896)
1.850%	3-Month USD-LIBOR	S/Q	CME	11/15/44	21,708,000	(596,458)	59,657	(656,115)
0.641%	6-Month JPY-LIBOR	S/S	CME	05/09/46	JPY 2,649,800,000	(2,546,416)	-	(2,546,416)
1.498%	6-Month EUR-LIBOR	A/S	CME	08/23/47	EUR 5,000,500	(1,960,137)	(5,778)	(1,954,359)

						($69,685,747)	($3,246,551)	($66,439,196)

Total Interest Rate Swaps						($48,051,326)	($2,466,707)	($45,584,619)

Total Swap Agreements						($43,572,445)	$2,032,750	($45,605,195)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$3,912,000	$3,912,000	$-	$-
	Corporate Bonds & Notes	1,450,718,237	-	1,450,718,237	-
	Senior Loan Notes	144,741,926	-	144,741,926	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	192,388,857	-	182,526,648	9,862,209
	Collateralized Mortgage Obligations - Residential	344,619,488	-	344,619,488	-
	Fannie Mae	664,532,377	-	664,012,703	519,674
	Freddie Mac	465,714,758	-	465,714,758	-
	Government National Mortgage Association	392,410,365	-	392,410,365	-

	Total Mortgage-Backed Securities	2,059,665,845	-	2,049,283,962	10,381,883

	Asset-Backed Securities	134,699,332	-	134,699,332	-
	U.S. Government Agency Issues	65,958,355	-	65,958,355	-
	U.S. Treasury Obligations	154,711,916	-	154,711,916	-
	Foreign Government Bonds & Notes	379,875,843	-	379,875,843	-
	Short-Term Investments	245,197,569	-	245,197,569	-
	Unfunded Loan Commitment	120,144	-	120,144	-
	Derivatives:
	Credit Contracts
	Swaps	105,598	-	105,598	-
	Foreign Currency Contracts
	Futures	230,668	230,668	-	-
	Forward Foreign Currency Contracts	12,211,083	-	12,211,083	-
	Purchase Options	4,635,438	-	4,635,438	-

	Total Foreign Currency Contracts	17,077,189	230,668	16,846,521	-

	Interest Rate Contracts
	Futures	18,740,791	18,740,791	-	-
	Purchase Options	1,331,820	-	1,331,820	-
	Swaps	21,004,884	-	21,004,884	-

	Total Interest Rate Contracts	41,077,495	18,740,791	22,336,704	-

	Total Asset - Derivatives	58,260,282	18,971,459	39,288,823	-

	Total Assets	4,697,861,449	22,883,459	4,664,596,107	10,381,883

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(126,174)	-	(126,174)	-
	Foreign Currency Contracts
	Futures	(3,486,170)	(3,486,170)	-	-
	Forward Foreign Currency Contracts	(9,514,478)	-	(9,514,478)	-
	Written Options	(113,964)	-	(113,964)	-

	Total Foreign Currency Contracts	(13,114,612)	(3,486,170)	(9,628,442)	-

	Interest Rate Contracts
	Futures	(29,405,287)	(29,405,287)	-	-
	Written Options	(3,406,811)	-	(3,406,811)	-
	Swaps	(66,589,503)	-	(66,589,503)	-

	Total Interest Rate Contracts	(99,401,601)	(29,405,287)	(69,996,314)	-

	Total Liabilities - Derivatives	(112,642,387)	(32,891,457)	(79,750,930)	-

	Total Liabilities	(112,642,387)	(32,891,457)	(79,750,930)	-

	Total	$4,585,219,062	($10,007,998)	$4,584,845,177	$10,381,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.4%

Invesco Senior Loan	439,780	$9,934,630
SPDR Blackstone	110,000	5,095,200

		15,029,830

Total Exchange-Traded Funds (Cost $15,100,736)		15,029,830

	Principal Amount

CORPORATE BONDS & NOTES - 2.8%

Communications - 0.3%

CSC Holdings LLC 5.125% due 12/15/21 ~	$2,000,000	2,002,900
iHeartCommunications Inc 8.375% due 05/01/27	1	1

		2,002,901

Consumer, Cyclical - 0.3%

eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	2,000,000	1,960,000

Consumer, Non-Cyclical - 0.2%
Ahern Rentals Inc 7.375% due 05/15/23 ~	1,625,000	1,391,406

Industrial - 2.0%

GFL Environmental Inc (Canada) 5.625% due 05/01/22 ~	1,396,000	1,434,390
Reynolds Group Issuer Inc 5.750% due 10/15/20	6,704,287	6,726,747
TransDigm Inc
6.000% due 07/15/22	1,250,000	1,271,875
6.250% due 03/15/26 ~	3,000,000	3,228,750

		12,661,762

Total Corporate Bonds & Notes (Cost $18,024,979)		18,016,069

SENIOR LOAN NOTES - 91.8%

Basic Materials - 1.8%

Aleris International Inc 6.794% (USD LIBOR + 4.750%) due 02/27/23 §	3,840,278	3,849,878
GrafTech Finance Inc Term B 5.544% (USD LIBOR + 3.500%) due 02/12/25 §	476,806	465,084
Messer Industries GmbH 4.604% (USD LIBOR + 2.500%) due 03/01/26 §	4,947,008	4,941,339
PQ Corp Term B 4.756% (USD LIBOR + 2.500%) due 02/08/25 §	372,936	374,068
Starfruit Finco BV Term B (Netherlands) 5.292% (USD LIBOR + 3.250%) due 10/01/25 §	2,102,779	2,064,008

		11,694,377

	Principal Amount	Value
Communications - 8.4%

Ancestry.com Operations Inc Term B 6.300% (USD LIBOR + 4.250%) due 08/27/26 §	$3,491,250	$3,472,338
Charter Communications Operating LLC Term B 4.050% (USD LIBOR + 2.000%) due 04/30/25 § µ	997,462	1,004,546
Clear Channel Outdoor Holdings, Inc. Term B 5.544% (USD LIBOR + 3.500%) due 08/21/26 §	6,000,000	6,025,716
CommScope, Inc. Term B 5.294% (USD LIBOR + 3.250%) due 04/06/26 §	2,500,000	2,495,813
CSC Holdings, LLC Term B4 5.028% (USD LIBOR + 3.000%) due 04/15/27 §	4,868,438	4,883,018
Diamond Sports Group LLC 5.300% (USD LIBOR + 3.250%) due 08/24/26 §	2,125,000	2,139,278
MTN Infrastructure TopCo Inc Term B 5.044% (USD LIBOR + 3.000%) due 11/15/24 §	1,691,389	1,676,589
NEP
5.294% (USD LIBOR + 3.250%) due 10/20/25 §	4,111,823	4,046,289
9.044% (USD LIBOR + 7.000%) due 10/19/26 §	1,925,000	1,886,500
SBA Senior Finance II LLC Term B 4.050% (USD LIBOR + 2.000%) due 04/11/25 §	3,842,291	3,849,195
Sprint Communications Inc
Term B 4 4.563% (USD LIBOR + 2.500%) due 02/02/24 §	4,672,044	4,644,011
5.063% (USD LIBOR + 3.000%) due 02/02/24 §	3,710,653	3,708,304
Telesat Canada Term B4 (Canada) 4.610% (USD LIBOR + 2.500%) due 11/17/23 §	2,809,561	2,821,269
Uber Technologies Series A 6.028% (USD LIBOR + 4.000%) due 04/04/25 §	3,194,612	3,183,629
Zayo Group LLC
4.294% (USD LIBOR + 2.250%) due 01/19/24 §	7,500,000	7,524,997
Term B due 01/19/21 µ	498,721	500,280

		53,861,772

Consumer, Cyclical - 15.8%

American Builders & Contractors Supply Co Inc Term B 4.044% (USD LIBOR + 2.000%) due 10/31/23 §	10,646,000	10,653,314
Bass Pro Group LLC Term B 7.044% (USD LIBOR + 5.000%) due 09/25/24 §	1,169,181	1,128,442
BJ’s Wholesale Club Inc 4.786% (USD LIBOR + 2.750%) due 02/03/24 §	4,737,040	4,756,149
Boyd Gaming Corp Term B3 4.166% (USD LIBOR + 2.250%) due 09/15/23 §	1,960,680	1,969,394
Burger King Term B3 (Canada) 4.294% (USD LIBOR + 2.250%) due 02/16/24 §	6,082,858	6,110,079
Caesars Entertainment Operating Co Term B due 10/06/24 µ	1,449,450	1,450,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Caesars Resort Collection LLC Term B 4.794% (USD LIBOR + 2.750%) due 12/22/24 §	$7,903,880	$7,862,243
ClubCorp Holdings Inc Term B 4.854% (USD LIBOR + 2.750%) due 09/18/24 §	2,097,864	1,876,015
Core & Main LP Term B 4.863% (USD LIBOR + 2.750%) due 08/01/24 §	638,625	635,424
Curium BidCo SARL Term B (Luxembourg) (Luxembourg) 6.100% (USD LIBOR + 4.000%) due 07/09/26 §	1,750,000	1,758,750
EG America LLC (2nd Lien) (United Kingdom) 10.104% (USD LIBOR + 8.000%) due 04/20/26 §	1,945,044	1,926,810
Flynn Restaurant Group LP (2nd Lien) 9.042% (USD LIBOR + 7.000%) due 06/29/26 §	4,260,000	4,089,600
Golden Nugget Inc Term B 4.800% (USD LIBOR + 2.750%) due 10/04/23 §	3,543,177	3,541,700
K-Mac Holdings Corp (2nd Lien) 8.794% (USD LIBOR + 6.750%) due 03/16/26 §	2,750,000	2,743,125
Live Nation Entertainment Inc Term B3 3.688% (USD LIBOR + 1.750%) due 10/31/23 §	1,924,848	1,935,275
NPC International Inc
5.544% (USD LIBOR + 3.500%) due 04/19/24 §	4,643,125	3,012,227
(2nd Lien) 9.544% (USD LIBOR + 7.500%) due 04/18/25 §	2,625,000	805,001
Panther BF Aggregator 2 LP Term B 5.544% (USD LIBOR + 3.500%) due 04/30/26 §	3,150,000	3,132,936
SeaWorld Parks & Entertainment Inc Term B5 5.044% (USD LIBOR + 3.000%) due 03/31/24 §	5,862,558	5,866,186
SMG US Midco 2 Inc
5.044% (USD LIBOR + 3.000%) due 01/23/25 §	2,939,094	2,929,909
(2nd Lien) 9.044% (USD LIBOR + 7.000%) due 01/23/26 §	6,733,000	6,833,995
Spin Holdco Inc Term B 5.572% (USD LIBOR + 3.250%) due 11/14/22 §	5,009,982	4,926,220
SRS Distribution Inc 5.294% (USD LIBOR + 3.250%) due 05/23/25 §	7,620,138	7,433,444
Tacala, LLC (2nd Lien) 9.044% (USD LIBOR + 7.000%) due 01/30/26 §	2,125,000	2,109,063
TKC Holdings Inc 5.800% (USD LIBOR + 3.750%) due 02/01/23 §	2,620,228	2,580,380
Univar Inc
Term B 4.294% (USD LIBOR + 2.250%) due 07/01/24 §	4,419,540	4,438,085
4.544% (USD LIBOR + 2.500%) due 07/01/24 §	1,020,992	1,026,097
Whatabrands LLC Term B 5.516% (USD LIBOR + 3.250%) due 08/02/26 §	3,000,000	3,017,412

	Principal Amount	Value
William Morris Endeavor Entertainment LLC 4.800% (USD LIBOR + 2.750%) due 05/18/25 §	$947,117	$923,143

		101,470,674

Consumer, Non-Cyclical - 22.4%

Accelerated Health Systems LLC Term B 5.542% (USD LIBOR + 3.500%) due 10/31/25 §	744,375	746,236
Albertsons LLC
Term B7 4.794% (USD LIBOR + 2.750%) due 11/17/25 §	757,062	762,681
Term B8 4.794% (USD LIBOR + 2.750%) due 08/17/26 §	1,524,992	1,536,145
Aldevron LLC Term B due 09/19/26 µ	2,500,000	2,512,500
AlixPartners LLP Term B 4.794% (USD LIBOR + 2.750%) due 04/04/24 §	9,412,538	9,435,231
Allied Universal Holdco LLC Term B 6.507% (USD LIBOR + 4.250%) due 07/10/26 §	5,686,937	5,702,337
Arterra Wines Canada Inc Term B1 (Canada) 4.914% (USD LIBOR + 2.750%) due 12/15/23 §	2,560,900	2,562,500
Avantor Inc 5.044% (USD LIBOR + 3.000%) due 11/21/24 §	5,337,773	5,381,142
AVSC Holding Corp due 09/27/26 µ	2,750,000	2,705,312
Bausch Health Cos Inc Term B 5.039% (USD LIBOR + 3.000%) due 06/02/25 §	11,353,137	11,411,935
Catalent Pharma Solutions Inc Term B2 4.294% (USD LIBOR + 2.250%) due 05/18/26 §	995,000	999,560
CHG PPC Parent LLC Term B 4.794% (USD LIBOR + 2.750%) due 03/31/25 §	4,460,560	4,466,135
Financial & Risk US Holdings Inc 5.794% (USD LIBOR + 3.750%) due 10/01/25 §	12,842,651	12,927,939
Garda World Security Corp Term B (Canada) 5.637% (USD LIBOR + 3.500%) due 05/24/24 §	12,274,497	12,294,443
Grifols Worldwide Operations USA Inc 4.197% (USD LIBOR + 2.250%) due 01/31/25 §	2,047,500	2,059,977
Hearthside Food Solutions LLC 6.044% (USD LIBOR + 4.000%) due 05/23/25 §	3,970,000	3,781,425
Heartland Dental LLC 5.794% (USD LIBOR + 3.750%) due 04/30/25 §	4,107,643	4,029,984
Jaguar Holding Co II 4.544% (USD LIBOR + 2.500%) due 08/18/22 §	8,534,151	8,552,286
Kinetic Concepts Inc Term B 7.250% (USD LIBOR + 3.250%) due 02/02/24 §	5,485,969	5,505,686
Mister Car Wash Holdings Inc Term B 5.658% (USD LIBOR + 3.500%) due 05/14/26 §	3,429,748	3,431,357
NVA Holdings Inc
Term B3 4.794% (USD LIBOR + 2.750%) due 02/02/25 §	7,892,765	7,900,784

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Term B4 5.544% (USD LIBOR + 3.500%) due 02/02/25 §	$2,370,060	$2,373,023
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 5.563% (USD LIBOR + 3.250%) due 06/30/25 §	1,315,822	1,276,348
Pearl Intermediate Parent LLC
5.294% (USD LIBOR + 3.250%) due 02/14/25 §	4,209,981	4,178,406
8.294% (USD LIBOR + 6.250%) due 02/13/26 §	1,500,000	1,470,000
Prestige Brands Inc Term B4 4.044% (USD LIBOR + 2.000%) due 01/26/24 §	1,369,869	1,373,979
PSC Industrial Holdings Corp (2nd Lien) 10.528% (USD LIBOR + 8.500%) due 10/03/25 §	1,584,000	1,528,560
RegionalCare Hospital Partners Holdings Inc Term B 6.554% (USD LIBOR + 4.500%) due 11/17/25 §	4,466,250	4,475,321
Sunshine Luxembourg VII SARL (Luxembourg) due 07/16/26 µ	3,125,000	3,142,091
US Foods Inc Term B 4.044% (USD LIBOR + 2.000%) due 06/27/23 §	1,491,796	1,498,477
Vetcor Professional Practices LLC 5.044% (USD LIBOR + 3.000%) due 07/02/25 §	4,443,750	4,354,875
Wand NewCo 3 Inc 5.542% (USD LIBOR + 3.500%) due 02/05/26 §	9,226,875	9,283,104

		143,659,779

Energy - 0.2%

Prairie ECI Acquiror LP Term B 6.854% (USD LIBOR + 4.750%) due 03/11/26 §	1,227,965	1,206,475

Financial - 8.4%

Advisor Group Inc 7.044% (USD LIBOR + 5.000%) due 07/31/26 §	2,750,000	2,698,437
Alliant Holdings Intermediate LLC
Term B 5.054% (USD LIBOR + 3.000%) due 05/09/25 §	4,127,162	4,060,525
5.289% (USD LIBOR + 3.250%) due 05/09/25 §	1,995,000	1,983,154
AssuredPartners Inc 5.544% (USD LIBOR + 3.500%) due 10/22/24 §	7,794,891	7,772,153
Avolon TLB Borrower 1 (US) LLC Term B3 3.794% (USD LIBOR + 1.750%) due 01/15/25 §	5,240,975	5,269,801
Deerfield Dakota Holding LLC Term B 5.294% (USD LIBOR + 3.250%) due 02/13/25 §	4,807,314	4,729,195
DTZ U.S. Borrower LLC Term B 5.294% (USD LIBOR + 3.250%) due 08/21/25 §	5,172,750	5,195,355
Hub International Ltd Term B 5.267% (USD LIBOR + 3.000%) due 04/25/25 §	6,703,757	6,638,811
MGM Growth Properties Operating Partnership LP Term B 4.044% (USD LIBOR + 2.000%) due 03/21/25 §	5,297,813	5,316,853

	Principal Amount	Value
NFP Corp Term B 5.044% (USD LIBOR + 3.000%) due 01/08/24 §	$4,132,894	$4,067,284
Rocket Software Inc (2nd Lien) 10.294% (USD LIBOR + 8.250%) due 11/27/26 §	500,000	461,666
USI Inc 5.104% (USD LIBOR + 3.000%) due 05/16/24 §	5,747,998	5,656,990

		53,850,224

Industrial - 21.7%

Advanced Disposal Services Inc. Term B3 4.197% (USD LIBOR + 2.250%) due 11/10/23 §	15,977,019	16,038,930
Anvil International LLC 2nd Lien 11.050% (USD LIBOR + 9.000%) due 05/28/27 §	875,000	824,688
APi Group DE Inc Term B due 10/01/26 µ	1,250,000	1,256,250
Berry Global Inc
Term Q 4.299% (USD LIBOR + 2.250%) due 10/01/22 §	8,000,000	8,044,616
Term U due 07/01/26 µ	1,496,250	1,505,177
Crosby US Acquisition Corp Term B 6.796% (USD LIBOR + 4.750%) due 06/26/26 §	997,500	978,173
DiversiTech Holdings Inc 5.104% (USD LIBOR + 3.000%) due 06/03/24 §	582,303	571,385
Dynasty Acquisition Co Inc Term B1 6.104% (USD LIBOR + 4.000%) due 04/06/26 §	6,213,341	6,252,174
Engineered Machinery Holdings Inc due 07/19/24 µ	1,994,924	1,961,674
6.354% (USD LIBOR + 4.250%) due 07/19/24 §	744,375	743,445
EWT Holdings III Corp 5.044% (USD LIBOR + 3.000%) due 12/20/24 §	5,912,978	5,942,543
Filtration Group Corp 5.044% (USD LIBOR + 3.000%) due 03/29/25 §	9,177,501	9,210,963
Flex Acquisition Co Inc
5.319% (USD LIBOR + 3.000%) due 12/29/23 §	940,211	905,960
5.569% (USD LIBOR + 3.250%) due 06/29/25 §	1,975,058	1,905,931
Gardner Denver Inc Term B 4.794% (USD LIBOR + 2.750%) due 07/30/24 §	791,753	795,038
Gates Global LLC Term B 4.794% (USD LIBOR + 2.750%) due 04/01/24 §	3,947,549	3,898,205
GFL Environmental Inc Term B (Canada) 5.044% (USD LIBOR + 3.000%) due 05/30/25 §	9,048,298	8,980,436
Milacron LLC Term B 4.544% (USD LIBOR + 2.500%) due 09/28/23 §	10,371,799	10,384,504
NCI Building Systems Inc 5.789% (USD LIBOR + 3.750%) due 04/12/25 §	2,313,590	2,268,283
Pregis TopCo Corp 6.253% (USD LIBOR + 4.000%) due 07/31/26 §	1,000,000	998,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Pro Mach Group Inc Term B 4.807% (USD LIBOR + 2.750%) due 03/07/25 §	$2,169,737	$2,116,036
Reynolds Group Holdings Inc 4.794% (USD LIBOR + 2.750%) due 02/05/23 §	10,818,139	10,847,715
StandardAero (Canada) (Canada) 6.104% (USD LIBOR + 4.000%) due 04/06/26 §	3,340,506	3,361,384
Summit Materials Cos I LLC Term B 4.044% (USD LIBOR + 2.000%) due 11/21/24 §	1,277,250	1,281,241
The Hillman Group Inc Term B 6.044% (USD LIBOR + 4.000%) due 05/31/25 §	5,109,947	4,966,229
Transcendia Inc 5.544% (USD LIBOR + 3.500%) due 05/30/24 §	2,935,191	2,509,588
TransDigm Inc
Term F 4.544% (USD LIBOR + 2.500%) due 06/09/23 §	12,103,253	12,096,632
Term G 4.544% (USD LIBOR + 2.500%) due 08/22/24 §	3,452,467	3,444,913
Wesco Aircraft Hardware Corp
Term A due 11/30/20 µ	1,575,949	1,575,949
Term B due 02/28/21 µ	2,750,000	2,752,291
WP CPP Holdings LLC 6.010% (USD LIBOR + 3.750%) due 04/30/25 §	5,735,516	5,751,645
Zekelman Industries Inc Term B 4.304% (USD LIBOR + 2.250%) due 06/14/21 §	5,106,635	5,113,018

		139,283,766

Technology - 12.5%

Applied Systems Inc
5.104% (USD LIBOR + 3.000%) due 09/19/24 §	4,352,805	4,352,418
(2nd Lien) 9.104% (USD LIBOR + 7.000%) due 09/19/25 §	6,536,993	6,630,963
Cypress Intermediate Holdings III Inc (2nd Lien) 8.794% (USD LIBOR + 6.750%) due 04/27/25 §	2,263,750	2,287,331
Epicor Software Corp 5.300% (USD LIBOR + 3.250%) due 06/01/22 §	9,475,260	9,488,090
Infor (US) Inc Term B6 4.854% (USD LIBOR + 2.750%) due 02/01/22 §	3,342,673	3,350,611
Kronos Inc (2nd Lien) 10.503% (USD LIBOR + 8.250%) due 11/01/24 §	3,600,000	3,667,500
Microchip Technology Inc Term B 4.050% (USD LIBOR + 2.000%) due 05/29/25 §	635,708	639,676
Project Boost Purchaser LLC Term B due 06/01/26 µ	2,000,000	1,989,688
Sophia LP Term B 5.354% (USD LIBOR + 3.250%) due 09/30/22 §	9,831,292	9,844,603
SS&C Technologies Holdings Europe SARL Term B4 4.294% (USD LIBOR + 2.250%) due 04/16/25 §	1,982,233	1,992,971

	Principal Amount	Value
SS&C Technologies Inc
Term B3 4.294% (USD LIBOR + 2.250%) due 04/16/25 §	$3,002,387	$3,018,651
Term B5 4.294% (USD LIBOR + 2.250%) due 04/16/25 §	989,884	995,452
Tempo Acquisition LLC 5.044% (USD LIBOR + 3.000%) due 05/01/24 §	6,855,218	6,884,352
The Dun & Bradstreet Corp 7.054% (USD LIBOR + 5.000%) due 02/06/26 §	8,018,750	8,081,392
The Ultimate Software Group Inc Term B 5.794% (USD LIBOR + 3.750%) due 05/04/26 §	7,225,000	7,271,059
Vertafore Inc
5.294% (USD LIBOR + 3.250%) due 07/02/25 §	3,224,380	3,141,555
(2nd Lien) 9.294% (USD LIBOR + 7.250%) due 07/02/26 §	6,400,000	6,316,000

		79,952,312

Utilities - 0.6%

Pike Corp Term B 5.300% (USD LIBOR + 3.250%) due 07/19/26 §	977,451	982,339
TEX Operations Co LLC Term B 4.044% (USD LIBOR + 2.000%) due 08/04/23 §	2,799,643	2,813,059

		3,795,398

Total Senior Loan Notes (Cost $592,737,313)		588,774,777

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%
Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $24,039,763; collateralized by U.S. Treasury Notes: 2.500% due 08/15/23 and value $24,524,774)	$24,039,529	$24,039,529

Total Short-Term Investment (Cost $24,039,529)		24,039,529

TOTAL INVESTMENTS - 100.7% (Cost $649,902,557)		645,860,205

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(4,730,926)

NET ASSETS - 100.0%		$641,129,279

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$557,433	$564,588	$7,155
CSC Holdings LLC µ	2,000,000	2,003,750	3,750
Heartland Dental, LLC	92,391	90,644	(1,747)
Mister Car Wash Holdings, Inc.	172,078	171,998	(80)

	$2,821,902	$2,830,980	$9,078

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$15,029,830	$15,029,830	$-	$-
	Corporate Bonds & Notes	18,016,069	-	18,016,069	-
	Senior Loan Notes	588,774,777	-	588,774,777	-
	Short-Term Investment	24,039,529	-	24,039,529	-
	Unfunded Loan Commitments	2,830,980	-	2,830,980	-

	Total	$648,691,185	$15,029,830	$633,661,355	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.3%

Basic Materials - 0.2%

Constellium SE *	120,844	$1,535,927
Hexion Holdings Corp ‘B’ *	65,539	737,314

		2,273,241

Consumer, Cyclical - 0.3%

Cedar Fair LP	38,300	2,235,188
Party City Holdco Inc *	152,133	868,680

		3,103,868

Energy - 0.3%

Chevron Corp	7,502	889,737
Diamondback Energy Inc	8,404	755,604
Exxon Mobil Corp	11,518	813,286
Pioneer Natural Resources Co	5,407	680,038

		3,138,665

Financial - 0.3%

Citigroup Inc	17,173	1,186,311
Outfront Media Inc REIT	65,030	1,806,533
The Goldman Sachs Group Inc	5,425	1,124,223

		4,117,067

Industrial - 0.2%

Evoqua Water Technologies Corp *	92,454	1,573,567
Xylem Inc	16,647	1,325,434

		2,899,001

Total Common Stocks (Cost $16,184,268)		15,531,842

	Principal Amount

CORPORATE BONDS & NOTES - 85.6%

Basic Materials - 2.7%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$3,557,000	3,877,237
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	7,600,000	7,817,550
Constellium SE
5.875% due 02/15/26 ~	500,000	522,500
6.625% due 03/01/25 ~	4,150,000	4,336,750
Hecla Mining Co 6.875% due 05/01/21	3,725,000	3,706,375
Hexion Inc 7.875% due 07/15/27 ~	2,825,000	2,803,813
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	4,800,000	5,076,000
Olin Corp 5.000% due 02/01/30	3,850,000	3,870,597

		32,010,822

Communications - 15.0%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	2,475,000	2,635,850
Altice France SA (France) 7.375% due 05/01/26 ~	6,575,000	7,074,437
CCO Holdings LLC
5.000% due 02/01/28 ~	5,064,000	5,247,570
5.375% due 06/01/29 ~	1,000,000	1,067,500
5.875% due 04/01/24 ~	6,950,000	7,269,422

	Principal Amount	Value
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	$1,200,000	$1,253,220
9.250% due 02/15/24 ~	3,595,000	3,958,670
CommScope Inc
6.000% due 03/01/26 ~	3,750,000	3,899,250
8.250% due 03/01/27 ~	700,000	684,031
CommScope Technologies LLC 6.000% due 06/15/25 ~	3,050,000	2,767,875
CSC Holdings LLC
5.250% due 06/01/24	2,600,000	2,801,500
5.375% due 02/01/28 ~	650,000	686,563
5.500% due 05/15/26 ~	3,350,000	3,533,915
5.750% due 01/15/30 ~	4,300,000	4,499,391
6.500% due 02/01/29 ~	2,500,000	2,783,375
6.625% due 10/15/25 ~	6,400,000	6,865,920
7.500% due 04/01/28 ~	625,000	706,969
10.875% due 10/15/25 ~	2,185,000	2,478,500
Diamond Sports Group LLC 6.625% due 08/15/27 ~	5,750,000	5,971,663
DISH DBS Corp 5.875% due 11/15/24	2,000,000	1,990,000
Frontier Communications Corp
8.000% due 04/01/27 ~	1,900,000	2,008,661
8.500% due 04/01/26 ~	900,000	902,160
10.500% due 09/15/22	2,250,000	1,042,031
Intelsat Jackson Holdings SA (Luxembourg)
8.000% due 02/15/24 ~	1,700,000	1,770,125
8.500% due 10/15/24 ~	2,250,000	2,271,803
9.750% due 07/15/25 ~	1,850,000	1,941,575
Lamar Media Corp 5.750% due 02/01/26	4,975,000	5,278,475
Level 3 Financing Inc
5.250% due 03/15/26	9,990,000	10,413,076
5.375% due 01/15/24	4,040,000	4,130,294
Level 3 Parent LLC 5.750% due 12/01/22	2,500,000	2,516,250
Nexstar Escrow Inc 5.625% due 07/15/27 ~	4,450,000	4,672,500
Outfront Media Capital LLC
5.000% due 08/15/27 ~	6,225,000	6,551,813
5.625% due 02/15/24	1,250,000	1,290,625
Radiate Holdco LLC 6.875% due 02/15/23 ~	3,500,000	3,618,125
Sirius XM Radio Inc
4.625% due 07/15/24 ~	700,000	727,531
5.500% due 07/01/29 ~	7,225,000	7,730,750
Sprint Capital Corp 8.750% due 03/15/32	2,600,000	3,213,470
Sprint Communications Inc 6.000% due 11/15/22	3,450,000	3,674,250
Sprint Corp
7.625% due 02/15/25	14,625,000	16,124,062
7.625% due 03/01/26	9,750,000	10,785,937
7.875% due 09/15/23	2,000,000	2,201,920
Telesat Canada (Canada) 6.500% due 10/15/27	575,000	586,500
Townsquare Media Inc 6.500% due 04/01/23 ~	4,049,000	4,054,061
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	9,350,000	9,831,993

		175,513,608

Consumer, Cyclical - 18.5%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,530,270	1,574,112
American Airlines Pass-Through Trust ‘B’
5.250% due 07/15/25	3,537,963	3,768,941
5.625% due 07/15/22 ~	913,103	934,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
American Axle & Manufacturing Inc
6.250% due 04/01/25	$3,300,000	$3,205,125
6.500% due 04/01/27	1,400,000	1,337,000
Beazer Homes USA Inc 5.875% due 10/15/27	12,400,000	12,105,500
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	8,025,000	8,224,822
CCM Merger Inc 6.000% due 03/15/22 ~	825,000	847,688
Cedar Fair LP 5.375% due 06/01/24	11,175,000	11,524,219
Churchill Downs Inc 5.500% due 04/01/27 ~	3,000,000	3,180,000
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	11,125,000	9,372,812
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	2,150,000	2,174,188
Core & Main LP 6.125% due 08/15/25 ~	5,871,000	5,885,677
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	4,750,000	5,082,500
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	4,475,000	4,665,187
Golden Nugget Inc
6.750% due 10/15/24 ~	8,450,000	8,682,375
8.750% due 10/01/25 ~	7,300,000	7,628,500
Hilton Domestic Operating Co Inc 5.125% due 05/01/26	2,000,000	2,105,000
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	4,100,000	4,376,750
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	2,500,000	2,559,375
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	5,975,000	6,393,250
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	4,103,313
Lennar Corp
4.750% due 05/30/25	1,350,000	1,447,875
4.750% due 11/29/27	2,925,000	3,151,688
4.875% due 12/15/23	1,500,000	1,599,375
5.375% due 10/01/22	3,270,000	3,502,988
6.250% due 12/15/21	4,000,000	4,245,000
Marriott Ownership Resorts Inc 4.750% due 01/15/28 # ~	2,600,000	2,632,500
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	5,875,000	6,198,125
Mattel Inc
3.150% due 03/15/23	1,050,000	997,500
6.750% due 12/31/25 ~	4,625,000	4,837,472
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	5,225,000	5,424,203
Michaels Stores Inc 8.000% due 07/15/27 ~	5,275,000	5,301,375
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	900,000	907,974
5.000% due 10/15/25 ~	17,150,000	17,758,825
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,080,036	1,092,457
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	4,000,000	4,220,000
8.500% due 05/15/27 ~	1,175,000	1,192,625
Scientific Games International Inc
5.000% due 10/15/25 ~	4,850,000	5,016,355
8.250% due 03/15/26 ~	3,475,000	3,709,563
10.000% due 12/01/22	845,000	881,969

	Principal Amount	Value
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	$7,000,000	$7,262,500
Tesla Inc 5.300% due 08/15/25 ~	7,725,000	6,962,156
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,190,591	1,228,570
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,503,761	3,658,131
VOC Escrow Ltd 5.000% due 02/15/28 ~	8,525,000	8,845,540
Wynn Resorts Finance LLC 5.125% due 10/01/29 ~	3,925,000	4,120,367

		215,925,845

Consumer, Non-Cyclical - 11.7%

Ahern Rentals Inc 7.375% due 05/15/23 ~	20,949,000	17,937,581
Albertsons Cos LLC 5.875% due 02/15/28 ~	4,225,000	4,482,471
Bausch Health Americas Inc 8.500% due 01/31/27 ~	1,250,000	1,406,000
Bausch Health Cos Inc
5.500% due 11/01/25 ~	4,675,000	4,909,217
5.750% due 08/15/27 ~	2,900,000	3,141,657
6.125% due 04/15/25 ~	5,850,000	6,084,000
7.000% due 01/15/28 ~	600,000	647,760
9.000% due 12/15/25 ~	2,600,000	2,928,250
CHS/Community Health Systems Inc 5.125% due 08/01/21	7,175,000	7,183,969
Eagle Holding Co II LLC
7.625% Cash or 8.375% PIK due 05/15/22 ~	6,800,000	6,868,000
7.750% Cash or 8.500% PIK due 05/15/22 ~	1,500,000	1,515,000
HCA Inc
5.250% due 06/15/26	2,450,000	2,732,204
5.875% due 02/01/29	19,150,000	21,448,000
Jaguar Holding Co II 6.375% due 08/01/23 ~	2,175,000	2,253,844
JBS Investments II GmbH
5.750% due 01/15/28 ~	800,000	835,000
7.000% due 01/15/26 ~	2,650,000	2,865,949
JBS USA LUX SA
5.500% due 01/15/30 ~	1,425,000	1,514,034
5.750% due 06/15/25 ~	875,000	914,874
5.875% due 07/15/24 ~	3,925,000	4,050,306
6.500% due 04/15/29 ~	950,000	1,056,875
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	2,870,000	2,977,625
5.875% due 09/30/27 ~	4,350,000	4,688,212
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	3,675,000	3,941,070
Select Medical Corp 6.250% due 08/15/26 ~	4,800,000	5,028,000
Tenet Healthcare Corp
4.875% due 01/01/26 ~	1,795,000	1,844,363
5.125% due 05/01/25	3,325,000	3,379,198
6.250% due 02/01/27 ~	1,275,000	1,327,466
6.750% due 06/15/23	4,625,000	4,874,426
Tms International Holding Corp 7.250% due 08/15/25 ~	9,475,000	8,148,500
Verscend Escrow Corp 9.750% due 08/15/26 ~	5,275,000	5,636,970

		136,620,821

Energy - 10.8%

Antero Resources Corp 5.000% due 03/01/25	2,250,000	1,841,535

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Archrock Partners LP 6.875% due 04/01/27 ~	$3,450,000	$3,678,425
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	6,025,000	5,061,000
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	6,425,000	7,051,437
5.875% due 03/31/25	2,475,000	2,759,625
7.000% due 06/30/24	1,100,000	1,266,375
Cheniere Energy Partners LP
4.500% due 10/01/29 ~	1,000,000	1,026,875
5.625% due 10/01/26	3,975,000	4,237,946
Chesapeake Energy Corp
8.000% due 01/15/25	2,800,000	2,037,000
8.000% due 06/15/27	700,000	474,250
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	1,800,000	1,842,192
6.250% due 04/01/23	9,750,000	10,054,687
Denbury Resources Inc
5.500% due 05/01/22	327,000	171,675
7.750% due 02/15/24 ~	200,000	156,000
9.250% due 03/31/22 ~	4,775,000	4,202,000
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	2,225,000	2,325,125
5.750% due 01/30/28 ~	4,150,000	4,430,125
Energy Transfer Operating LP 6.250% (USD LIBOR + 4.028%) due 02/15/23 §	5,625,000	5,225,737
Global Partners LP 7.000% due 08/01/27 ~	4,200,000	4,336,500
Gulfport Energy Corp 6.375% due 01/15/26	5,450,000	3,842,250
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	4,215,000	3,124,369
10.500% due 05/15/27 ~	1,800,000	1,467,000
MPLX LP 6.875% due 02/15/23	5,850,000	5,857,605
Nabors Industries Inc 5.750% due 02/01/25	2,500,000	1,862,500
Parsley Energy LLC
5.375% due 01/15/25 ~	5,750,000	5,850,625
5.625% due 10/15/27 ~	300,000	311,250
SESI LLC 7.750% due 09/15/24	6,150,000	3,597,750
SM Energy Co
5.625% due 06/01/25	4,925,000	4,246,828
6.750% due 09/15/26	2,275,000	2,002,000
Targa Resources Partners LP
5.000% due 01/15/28	1,350,000	1,368,630
5.125% due 02/01/25	4,850,000	5,011,747
5.375% due 02/01/27	750,000	779,063
5.875% due 04/15/26	5,450,000	5,777,000
6.500% due 07/15/27 ~	625,000	683,494
Transocean Inc 7.500% due 04/15/31	3,136,000	2,226,560
USA Compression Partners LP
6.875% due 04/01/26	2,700,000	2,814,750
6.875% due 09/01/27 ~	4,600,000	4,772,500
Whiting Petroleum Corp
6.250% due 04/01/23	2,200,000	1,705,000
6.625% due 01/15/26	1,225,000	833,000
WPX Energy Inc 5.250% due 10/15/27	5,600,000	5,656,000

		125,968,430

Financial - 8.1%

Ally Financial Inc
4.250% due 04/15/21	2,650,000	2,716,250
5.750% due 11/20/25	13,744,000	15,445,095
Avolon Holdings Funding Ltd (Ireland) 4.375% due 05/01/26	1,500,000	1,552,725

	Principal Amount	Value
CNO Financial Group Inc 5.250% due 05/30/29	$4,250,000	$4,664,375
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	7,357,375
Iron Mountain Inc REIT 4.875% due 09/15/29 ~	2,450,000	2,493,610
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,691,000
MGM Growth Properties Operating Partnership LP REIT
5.625% due 05/01/24	10,277,000	11,304,700
5.750% due 02/01/27 ~	1,900,000	2,135,695
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	6,500,000	6,866,600
5.500% due 02/15/24 ~	1,500,000	1,622,475
Springleaf Finance Corp
5.625% due 03/15/23	2,625,000	2,808,750
6.125% due 05/15/22	3,550,000	3,816,250
6.125% due 03/15/24	1,375,000	1,483,281
6.625% due 01/15/28	2,500,000	2,694,500
6.875% due 03/15/25	3,900,000	4,307,063
7.125% due 03/15/26	3,425,000	3,805,860
The Howard Hughes Corp 5.375% due 03/15/25 ~	15,700,000	16,485,000

		94,250,604

Industrial - 15.8%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	4,462,500
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or 8.750% PIK due 01/31/23 ~	1,622,704	1,687,612
Ardagh Packaging Finance PLC (Ireland)
4.125% due 08/15/26 ~	300,000	302,625
5.250% due 08/15/27 ~	3,350,000	3,400,250
BBA US Holdings Inc 5.375% due 05/01/26 ~	6,575,000	6,920,187
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	5,100,000	5,214,750
7.500% due 03/15/25 ~	4,575,000	4,586,438
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	5,228,625
BWX Technologies Inc 5.375% due 07/15/26 ~	9,250,000	9,770,312
Cloud Crane LLC 10.125% due 08/01/24 ~	5,775,000	6,193,687
CPG Merger Sub LLC 8.000% due 10/01/21 ~	4,200,000	4,210,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	5,000,000	4,585,500
GFL Environmental Inc (Canada)
5.625% due 05/01/22 ~	1,800,000	1,849,500
7.000% due 06/01/26 ~	5,150,000	5,433,250
Granite Holdings US Acquisition Co 11.000% due 10/01/27 ~	6,325,000	6,135,250
Itron Inc 5.000% due 01/15/26 ~	7,675,000	7,926,740
Masco Corp 7.750% due 08/01/29	1,864,000	2,390,085
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	9,500,000	9,830,600
7.250% due 04/15/25 ~	6,125,000	5,812,931
Mueller Water Products Inc 5.500% due 06/15/26 ~	9,024,000	9,452,640
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	9,610,000	9,922,325
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	7,987,500
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	4,950,000	5,079,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Sensata Technologies BV 5.625% due 11/01/24 ~	$11,450,000	$12,509,125
Sensata Technologies Inc 4.375% due 02/15/30 ~	1,800,000	1,804,500
Standard Industries Inc 4.750% due 01/15/28 ~	7,875,000	8,169,604
The ADT Security Corp
3.500% due 07/15/22	2,000,000	2,015,000
6.250% due 10/15/21	4,575,000	4,895,250
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	7,390,000	6,946,600
TransDigm Inc
6.250% due 03/15/26 ~	4,150,000	4,466,438
6.500% due 07/15/24	12,456,000	12,891,960
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,855,375

		184,937,597

Technology - 0.5%

Qorvo Inc 4.375% due 10/15/29 ~	900,000	907,875
Tempo Acquisition LLC 6.750% due 06/01/25 ~	4,550,000	4,709,250

		5,617,125

Utilities - 2.5%

Calpine Corp
5.250% due 06/01/26 ~	6,625,000	6,881,719
5.875% due 01/15/24 ~	4,000,000	4,100,000
6.000% due 01/15/22 ~	1,000,000	1,007,100
NRG Energy Inc 7.250% due 05/15/26	6,510,000	7,154,490
Talen Energy Supply LLC
6.500% due 06/01/25	5,000,000	3,825,000
7.250% due 05/15/27 ~	2,350,000	2,400,055
Vistra Operations Co LLC
5.000% due 07/31/27 ~	1,300,000	1,341,834
5.500% due 09/01/26 ~	1,925,000	2,018,747

		28,728,945

Total Corporate Bonds & Notes (Cost $980,999,974)		999,573,797

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Energy - 0.0%

Denbury Resources Inc 6.375% due 12/31/24 ~	491,000	290,592

Total Convertible Corporate Bonds & Notes (Cost $580,702)		290,592

SENIOR LOAN NOTES - 3.9%

Basic Materials - 0.2%

Aleris International Inc 6.794% (USD LIBOR + 4.750%) due 02/27/23 §	2,468,750	2,474,922

Communications - 0.1%

Sprint Communications Inc Term B 5.063% (USD LIBOR + 3.000%) due 02/02/24 §	1,240,625	1,239,840

	Principal Amount	Value
Consumer, Cyclical - 0.2%

Circa Resort & Casino Term B 10.035% (USD LIBOR + 8.000%) due 07/02/25 §	$2,750,000	$2,763,750

Consumer, Non-Cyclical - 0.3%

Allied Universal Holdco LLC Term B 6.507% (USD LIBOR + 4.250%) due 07/10/26 §	2,957,207	2,965,215
ServiceMaster Co Term B 4.544% (USD LIBOR + 2.500%) due 11/08/23 §	526,489	530,438

		3,495,653

Energy - 0.5%

Prairie ECI Acquiror LP Term B 6.854% (USD LIBOR + 4.750%) due 03/11/26 §	5,472,500	5,376,731

Financial - 0.6%

VICI Properties 1 LLC Term B 4.046% (USD LIBOR + 2.000%) due 12/20/24 §	6,500,000	6,525,279

Industrial - 2.0%

Advanced Disposal Services Inc Term B3 4.197% (USD LIBOR + 2.250%) due 11/10/23 §	8,153,180	8,184,774
EWT Holdings III Corp 5.044% (USD LIBOR + 3.000%) due 12/20/24 §	5,894,737	5,924,210
NCI Building Systems Inc 5.789% (USD LIBOR + 3.750%) due 04/12/25 §	4,962,312	4,865,135
North American Lifting Holdings, Inc. (2nd Lien) 11.104% (USD LIBOR + 9.000%) due 11/23/21 §	5,681,929	4,147,808

		23,121,927

Total Senior Loan Notes (Cost $46,033,894)		44,998,102

ASSET-BACKED SECURITIES - 1.6%

AIMCO CLO (Cayman) 8.848% (USD LIBOR + 6.550%) due 07/22/32 § ~	2,200,000	2,164,206
Benefit Street Partners CLO Ltd (Cayman) 9.003% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,901,981
Benefit Street Partners CLO V-B Ltd (Cayman) 8.228% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,151,943
Dryden 55 CLO Ltd (Cayman)
7.703% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	895,891
9.503% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	214,971
Dryden 72 CLO Ltd (Cayman) 9.232% (USD LIBOR + 6.800%) due 05/15/32 § ~	2,950,000	2,925,878
Magnetite VIII CLO Ltd (Cayman) 9.743% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,789,043

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Neuberger Berman CLO Ltd (Cayman) 9.028% (USD LIBOR + 6.750%) due 01/20/31 § ~	$1,700,000	$1,679,698
Neuberger Berman Loan Advisers CLO 31 Ltd (Cayman) 9.274% (USD LIBOR + 6.750%) due 04/20/31 § ~	2,500,000	2,452,000
Voya CLO Ltd (Cayman) 7.503% (USD LIBOR + 5.200%) due 04/19/31 § ~	2,000,000	1,807,901

Total Asset-Backed Securities (Cost $19,665,693)		18,983,512

SHORT-TERM INVESTMENT - 5.8%

Repurchase Agreement - 5.8%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $67,403,476; collateralized by U.S. Treasury Notes: 2.875% due 10/31/23 and value $68,751,719)	67,402,821	67,402,821

Total Short-Term Investment (Cost $67,402,821)		67,402,821

TOTAL INVESTMENTS - 98.2% (Cost $1,130,867,352)		1,146,780,666

OTHER ASSETS & LIABILITIES, NET - 1.8%		20,907,267

NET ASSETS - 100.0%		$1,167,687,933

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$289,865	$293,586	$3,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$15,531,842	$15,531,842	$-	$-
	Corporate Bonds & Notes	999,573,797	-	999,573,797	-
	Convertible Corporate Bonds & Notes	290,592	-	290,592	-
	Senior Loan Notes	44,998,102	-	44,998,102	-
	Asset-Backed Securities	18,983,512	-	18,983,512	-
	Short-Term Investment	67,402,821	-	67,402,821	-
	Unfunded Loan Commitment	293,586	-	293,586	-

	Total	$1,147,074,252	$15,531,842	$1,131,542,410	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 11.6%

Communications - 1.2%

AT&T Inc
2.888% (USD LIBOR + 0.750%) due 06/01/21 §	$1,000,000	$1,005,095
2.953% (USD LIBOR + 0.650%) due 01/15/20 §	200,000	200,303
5.150% due 02/15/50	500,000	586,239
5.300% due 08/15/58	200,000	234,384
Charter Communications Operating LLC
3.579% due 07/23/20	3,000,000	3,027,277
4.464% due 07/23/22	500,000	526,554

		5,579,852

Consumer, Cyclical - 0.9%

Ford Motor Credit Co LLC
0.000% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 300,000	321,242
2.696% (USD LIBOR + 0.430%) due 11/02/20 §	$900,000	892,363
3.157% due 08/04/20	1,600,000	1,604,221
3.550% due 10/07/22	500,000	500,372
General Motors Financial Co Inc 2.350% due 10/04/19	100,000	100,000
Nissan Motor Acceptance Corp 2.650% due 07/13/22 ~	100,000	100,559
Volkswagen Group of America Finance LLC (Germany) 2.450% due 11/20/19 ~	400,000	400,021

		3,918,778

Consumer, Non-Cyclical - 0.4%

Celgene Corp 2.875% due 08/15/20	900,000	905,096
Cigna Holding Co 4.375% due 12/15/20	1,100,000	1,123,925

		2,029,021

Energy - 1.0%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	1,900,000	1,969,301
Energy Transfer Operating LP 4.250% due 03/15/23	100,000	104,562
Petrobras Global Finance BV (Brazil)
5.093% due 01/15/30 ~	1,221,000	1,275,212
6.125% due 01/17/22	102,000	109,752
6.625% due 01/16/34	GBP 100,000	146,046
Spectra Energy Partners LP 2.827% (USD LIBOR + 0.700%) due 06/05/20 §	$100,000	100,199
Texas Eastern Transmission LP 4.125% due 12/01/20 ~	700,000	710,727

		4,415,799

Financial - 6.3%

Ally Financial Inc 3.750% due 11/18/19	100,000	100,162
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.875% due 09/24/23 ~	EUR 200,000	231,143
6.750% due 02/18/20 ~	200,000	222,359
Bank of America Corp 5.875% due 03/15/28	$410,000	444,235
Cooperatieve Rabobank UA (Netherlands)
5.500% due 06/29/20 ~	EUR 800,000	899,689
6.625% due 06/29/21 ~	400,000	476,171

	Principal Amount	Value
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	$1,662,931
International Lease Finance Corp 8.250% due 12/15/20	2,781,000	2,976,164
JPMorgan Chase & Co 5.736% (USD LIBOR + 3.470%) due 01/30/20 §	1,227,000	1,234,616
Jyske Realkredit AS (Denmark)
1.000% due 10/01/50 ~	DKK 27,099,763	3,994,771
2.500% due 10/01/47	4,919	749
Lloyds Banking Group PLC (United Kingdom) 2.959% (USD LIBOR + 0.800%) due 06/21/21 §	$1,000,000	1,002,561
Mitsubishi UFJ Financial Group Inc (Japan) 4.018% (USD LIBOR + 1.880%) due 03/01/21 §	494,000	504,492
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 2.652% due 09/19/22 ~	200,000	200,903
Navient Corp 8.000% due 03/25/20	300,000	306,750
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/50 ~	DKK 8,499,798	1,252,644
2.500% due 10/01/47	2,048	312
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~	39,299,690	5,788,858
2.500% due 10/01/47 ~	10,443	1,589
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	$100,000	105,640
Realkredit Danmark AS (Denmark) 2.500% due 07/01/47	DKK 45,536	6,930
Royal Bank of Scotland Group PLC (United Kingdom)
3.656% (USD LIBOR + 1.550%) due 06/25/24 §	$700,000	701,844
4.519% due 06/25/24	500,000	526,141
7.500% due 08/10/20	500,000	511,875
State Bank of India (India) 3.253% (USD LIBOR + 0.950%) due 04/06/20 § ~	1,500,000	1,502,494
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	3,500,000	4,106,388

		28,762,411

Industrial - 0.6%

Aviation Capital Group LLC 6.750% due 04/06/21 ~	1,500,000	1,589,934
General Electric Co 5.550% due 05/04/20	400,000	405,798
Penske Truck Leasing Co LP 3.300% due 04/01/21 ~	700,000	709,598

		2,705,330

Technology - 0.5%

Broadcom Inc 3.125% due 04/15/21 ~	100,000	100,986
Dell International LLC 4.420% due 06/15/21 ~	1,200,000	1,237,629
EMC Corp 2.650% due 06/01/20	100,000	100,047
NXP BV (Netherlands) 4.625% due 06/15/22 ~	800,000	838,463
VMware Inc 3.900% due 08/21/27	100,000	102,956

		2,380,081

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Utilities - 0.7%

Baltimore Gas & Electric Co 3.500% due 11/15/21	$300,000	$307,837
Dominion Energy Gas Holdings LLC 2.500% due 12/15/19	400,000	399,990
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	100,000	100,520
NextEra Energy Capital Holdings Inc 2.544% (USD LIBOR + 0.400%) due 08/21/20 §	1,300,000	1,300,086
Sempra Energy 2.569% (USD LIBOR + 0.450%) due 03/15/21 §	500,000	498,510
Southern Power Co 2.706% (USD LIBOR + 0.550%) due 12/20/20 § ~	700,000	700,071

		3,307,014

Total Corporate Bonds & Notes (Cost $52,312,028)		53,098,286

MORTGAGE-BACKED SECURITIES - 25.8%

Collateralized Mortgage Obligations - Residential - 6.5%

Aggregator of Loans Backed by Assets PLC (United Kingdom) 1.964% (GBP LIBOR + 1.250%) due 04/24/49 § ~	GBP 175,428	216,388
Alternative Loan Trust 2.298% (USD LIBOR + 0.280%) due 12/25/35 §	$57,247	57,075
Bear Stearns Adjustable Rate Mortgage Trust 4.603% due 01/25/35 §	185,061	188,509
Chase Mortgage Finance Trust 4.466% due 02/25/37 §	38,654	40,110
ChaseFlex Trust 6.000% due 02/25/37	354,107	243,649
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.378% (USD LIBOR + 0.360%) due 03/25/35 § ~	458,173	457,553
CHL Mortgage Pass-Through Trust
2.658% (USD LIBOR + 0.640%) due 03/25/35 §	50,953	47,694
3.803% due 08/25/34 §	17,376	16,660
Citigroup Mortgage Loan Trust
2.088% (USD LIBOR + 0.070%) due 01/25/37 § ~	234,609	217,765
4.218% due 09/25/37 §	44,020	43,067
4.566% due 08/25/35 §	257,760	231,537
4.606% due 03/25/37 §	897,102	901,669
4.810% (UST + 2.400%) due 05/25/35 §	32,286	32,886
Credit Suisse Mortgage Trust 4.025% due 06/25/50 § ~	749,243	613,422
Deutsche Alt-B Securities Mortgage Loan Trust 2.118% (USD LIBOR + 0.100%) due 10/25/36 §	28,899	22,153
Dukinfield PLC (United Kingdom) 1.768% (GBP LIBOR + 1.000%) due 08/15/45 § ~	GBP 45,391	55,981
Eurosail PLC (United Kingdom) 0.932% (GBP LIBOR + 0.160%) due 12/10/44 § ~	82,895	100,520

	Principal Amount	Value
Eurosail-UK PLC (United Kingdom) 1.730% (GBP LIBOR + 0.950%) due 06/13/45 § ~	GBP 866,775	$1,059,521
Fannie Mae
2.168% (USD LIBOR + 0.150%) due 08/25/34 §	$92,766	91,871
2.279% (USD LIBOR + 0.060%) due 07/25/37 §	666,211	655,151
2.368% (USD LIBOR + 0.350%) due 07/25/37 §	5,919	5,918
2.418% (USD LIBOR + 0.400%) due 03/25/49 §	3,171,047	3,158,776
4.414% due 05/25/35 §	477,613	503,116
Freddie Mac
2.478% (USD LIBOR + 0.450%) due 09/15/42 §	2,184,300	2,196,880
2.580% (USD LIBOR + 0.350%) due 07/15/44 §	864,483	859,359
Government National Mortgage Association
2.266% (USD LIBOR + 0.150%) due 08/20/68 §	1,274,578	1,251,638
2.444% (USD LIBOR + 0.400%) due 02/20/49 §	3,255,620	3,252,128
3.629% (USD LIBOR + 0.750%) due 04/20/67 §	1,017,901	1,035,945
Great Hall Mortgages No 1 PLC (United Kingdom)
0.913% (GBP LIBOR + 0.130%) due 03/18/39 § ~	GBP 26,804	32,309
0.933% (GBP LIBOR + 0.150%) due 06/18/38 § ~	33,257	40,098
GreenPoint Mortgage Funding Trust
2.198% (USD LIBOR + 0.180%) due 09/25/46 §	$184,632	177,945
2.558% (USD LIBOR + 0.540%) due 11/25/45 §	408,383	363,800
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	180,765	205,080
GSR Mortgage Loan Trust 4.715% due 01/25/35 §	180,922	184,728
HarborView Mortgage Loan Trust 2.617% (USD LIBOR + 0.560%) due 02/19/36 §	119,636	100,584
Hawksmoor Mortgages (United Kingdom) 1.760% (SONIA + 0.050%) due 11/25/19 § ~	GBP 1,900,000	2,341,454
HomeBanc Mortgage Trust 2.348% (USD LIBOR + 0.330%) due 10/25/35 §	$97,174	98,916
Impac CMB Trust 3.018% (USD LIBOR + 1.000%) due 07/25/33 §	85,560	83,162
IndyMac INDX Mortgage Loan Trust 2.498% (USD LIBOR + 0.480%) due 07/25/35 §	219,678	219,435
JP Morgan Mortgage Trust
3.716% due 07/27/37 § ~	546,413	551,925
4.256% due 08/25/35 §	195,963	193,700
4.264% due 09/25/35 §	40,759	40,605
4.484% due 07/25/35 §	179,030	185,846
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
2.468% (USD LIBOR + 0.440%) due 12/15/30 §	179,224	175,829
2.728% (USD LIBOR + 0.700%) due 11/15/31 §	206,690	209,262
Merrill Lynch Mortgage Investors Trust
2.268% (USD LIBOR + 0.250%) due 11/25/35 §	13,771	13,868
3.865% due 12/25/35 §	108,604	100,897
NCUA Guaranteed Notes Trust 2.507% (USD LIBOR + 0.450%) due 10/07/20 §	1,480,698	1,481,483

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Residential Accredit Loans Inc Trust 2.318% (USD LIBOR + 0.300%) due 08/25/35 §	$244,212	$222,617
Sequoia Mortgage Trust
2.697% (USD LIBOR + 0.640%) due 04/19/27 §	317,997	314,582
2.757% (USD LIBOR + 0.700%) due 10/19/26 §	114,724	114,056
Structured Adjustable Rate Mortgage Loan Trust
3.846% (US FED + 1.400%) due 01/25/35 §	223,737	219,347
4.159% due 08/25/35 §	424,264	432,596
4.458% due 02/25/34 §	51,602	52,167
Structured Asset Mortgage Investments II Trust
2.278% (USD LIBOR + 0.260%) due 03/25/37 §	66,890	45,284
2.307% (USD LIBOR + 0.250%) due 07/19/35 §	366,704	365,341
2.717% (USD LIBOR + 0.660%) due 10/19/34 §	198,841	200,215
Towd Point Mortgage Funding PLC (United Kingdom) 1.798% (GBP LIBOR + 1.025%) due 10/20/51 §	GBP 1,793,186	2,207,086
WaMu Mortgage Pass-Through Certificates Trust
2.655% (US FED + 1.500%) due 11/25/46 §	$237,617	239,197
3.446% (US FED + 1.000%) due 02/25/46 §	342,335	350,531
3.878% due 08/25/35 §	50,902	50,082
Wells Fargo Mortgage-Backed Securities Trust
4.922% due 09/25/34 §	60,081	62,624
4.977% due 12/25/34 §	152,406	157,969
5.220% due 04/25/36 §	110,492	109,838

		29,501,399

Fannie Mae - 19.3%

3.000% due 12/01/49 #	11,500,000	11,657,740
3.500% due 11/01/49 #	29,090,000	29,853,044
3.500% due 12/01/49 #	6,000,000	6,156,805
3.683% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	175,146	177,684
3.800% (USD LIBOR + 0.675%) due 02/01/36 §	76,360	76,313
4.000% due 11/01/49 #	38,200,000	39,666,820
4.117% (USD LIBOR + 1.308%) due 11/01/35 §	28,801	29,600
4.163% (USD LIBOR + 1.538%) due 01/01/36 §	52,330	54,555
4.227% (UST + 2.180%) due 12/01/22 §	1,473	1,500
4.284% (USD LIBOR + 1.412%) due 12/01/34 §	31,926	33,088
4.500% (USD LIBOR + 1.674%) due 05/01/35 §	11,124	11,650
4.643% (UST + 2.268%) due 10/01/35 §	8,639	9,020
4.644% (USD LIBOR + 1.644%) due 03/01/35 §	161,827	167,329
4.692% (USD LIBOR + 1.942%) due 09/01/35 §	14,047	14,668
4.780% (USD LIBOR + 1.780%) due 11/01/35 §	9,425	9,699
4.894% (USD LIBOR + 2.000%) due 04/01/35 §	262,926	279,226

	Principal Amount	Value
5.000% (US FED + 1.250%) due 08/01/24 §	$4,994	$4,953
5.037% (USD LIBOR + 1.912%) due 03/01/36 §	48,396	50,467

		88,254,161

Freddie Mac - 0.0%

4.224% (USD LIBOR + 1.731%) due 08/01/35 §	5,240	5,509
4.640% (USD LIBOR + 1.765%) due 10/01/35 §	16,931	17,259
4.765% (UST + 2.225%) due 01/01/34 §	136,679	143,984
4.815% (USD LIBOR + 1.815%) due 03/01/36 §	29,003	29,598

		196,350

Government National Mortgage Association - 0.0%

3.750% (UST + 1.500%) due 09/20/22 - 07/20/25 §	23,316	23,714
3.875% (UST + 1.500%) due 05/20/23 - 05/20/26 §	18,458	18,672
4.000% (UST + 1.500%) due 02/20/25 - 01/20/27 §	14,472	14,714
4.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	15,987	16,357

		73,457

Total Mortgage-Backed Securities (Cost $117,838,619)		118,025,367

ASSET-BACKED SECURITIES - 8.2%

ACE Securities Corp Home Equity Loan Trust 2.798% (USD LIBOR + 0.780%) due 04/25/34 §	969,333	962,424
Apidos CLO XVI (Cayman) 3.283% (USD LIBOR + 0.980%) due 01/19/25 § ~	416,807	417,073
Argent Securities Inc Asset-Backed Pass-Through Certificates 3.058% (USD LIBOR + 1.040%) due 05/25/34 §	145,138	140,294
Asset-Backed Funding Corp Trust 2.618% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	109,656
Asset-Backed Securities Corp Home Equity Loan Trust 2.098% (USD LIBOR + 0.080%) due 05/25/37 §	24,215	18,419
Atrium XII (Cayman) 3.108% (USD LIBOR + 0.830%) due 04/22/27 § ~	700,000	698,881
Bear Stearns Asset-Backed Securities I Trust 2.128% (USD LIBOR + 0.110%) due 04/25/31 §	178,124	270,627
Benefit Street Partners CLO VII Ltd (Cayman) 3.080% (USD LIBOR + 0.780%) due 07/18/27 § ~	400,000	400,072
Brookside Mill CLO Ltd (Cayman) 3.123% (USD LIBOR + 0.820%) due 01/17/28 § ~	3,510,000	3,495,887
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 250,000	272,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
CIT Mortgage Loan Trust 3.518% (USD LIBOR + 1.500%) due 10/25/37 § ~	$1,730,000	$1,769,773
Citigroup Mortgage Loan Trust 2.163% (USD LIBOR + 0.145%) due 09/25/36 § ~	583,939	568,301
Citigroup Mortgage Loan Trust Inc 2.478% (USD LIBOR + 0.460%) due 10/25/35 §	600,000	573,110
CoreVest American Finance Trust 2.968% due 10/15/49 ~	209,700	210,840
Countrywide Asset-Backed Certificates 2.208% (USD LIBOR + 0.190%) due 11/25/37 §	1,700,231	1,641,597
Credit-Based Asset Servicing & Securitization LLC 3.068% (USD LIBOR + 1.050%) due 05/25/35 §	1,083,000	1,096,259
Credit-Based Asset Servicing & Securitization Trust 2.088% (USD LIBOR + 0.070%) due 01/25/37 §	215,405	91,063
Flagship VII Ltd CLO (Cayman) 3.398% (USD LIBOR + 1.120%) due 01/20/26 § ~	189,821	189,952
Freddie Mac Structured Pass-Through Certificates 2.275% (USD LIBOR + 0.130%) due 08/25/31 §	85,532	85,212
Halcyon Loan Advisors Funding Ltd (Cayman) 3.198% (USD LIBOR + 0.920%) due 04/20/27 § ~	500,133	500,365
Home Equity Asset Trust 2.873% (USD LIBOR + 0.855%) due 08/25/34 §	263,655	263,053
HSI Asset Securitization Corp Trust 2.068% (USD LIBOR + 0.050%) due 10/25/36 §	13,156	6,849
Jamestown CLO IV Ltd (Cayman) 2.993% (USD LIBOR + 0.690%) due 07/15/26 § ~	510,027	509,024
Jamestown CLO V Ltd (Cayman) 3.523% (USD LIBOR + 1.220%) due 01/17/27 § ~	1,683,293	1,689,184
Jubilee CLO BV (Netherlands) 0.482% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 300,000	326,978
LoanCore Issuer Ltd (Cayman) 3.158% (USD LIBOR + 1.130%) due 05/15/36 § ~	$700,000	700,945
Long Beach Mortgage Loan Trust 2.138% (USD LIBOR + 0.120%) due 08/25/36 §	2,777,837	1,545,558
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	EUR 250,000	272,815
Marlette Funding Trust 2.690% due 09/17/29 ~	$177,780	178,436
Morgan Stanley ABS Capital I Inc Trust
2.678% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	591,497
2.993% (USD LIBOR + 0.975%) due 07/25/34 §	113,222	112,956
Morgan Stanley IXIS Real Estate Capital Trust 2.068% (USD LIBOR + 0.050%) due 11/25/36 §	1,569	781
New Century Home Equity Loan Trust 2.198% (USD LIBOR + 0.180%) due 05/25/36 §	427,744	406,431

	Principal Amount	Value
OCP CLO Ltd (Cayman)
3.103% (USD LIBOR + 0.800%) due 07/15/27 § ~	$ 600,000	$ 599,270
3.153% (USD LIBOR + 0.850%) due 04/17/27 § ~	366,720	367,118
OHA Credit Partners IX Ltd (Cayman) 3.288% (USD LIBOR + 1.010%) due 10/20/25 §	535,091	535,451
Renaissance Home Equity Loan Trust 2.778% (USD LIBOR + 0.760%) due 12/25/32 §	213,722	214,538
Saxon Asset Securities Trust 2.328% (USD LIBOR + 0.310%) due 09/25/47 §	290,804	283,980
Securitized Asset-Backed Receivables LLC Trust 2.168% (USD LIBOR + 0.150%) due 07/25/36 §	176,852	98,067
SLM Private Education Loan Trust
1.850% due 06/17/30 ~	14,691	14,688
4.278% (USD LIBOR + 2.250%) due 06/16/42 § ~	326,926	329,855
SLM Student Loan Trust
0.000% (EUR LIBOR + 0.180%) due 01/25/24 §	EUR 347,190	379,172
0.000% (EUR LIBOR + 0.270%) due 06/17/24 §	88,893	96,982
2.826% (USD LIBOR + 0.550%) due 10/25/64 § ~	$1,000,000	988,037
Sofi Professional Loan Program Trust 2.050% due 01/25/41 ~	413,946	413,445
Soundview Home Loan Trust 2.218% (USD LIBOR + 0.200%) due 06/25/37 §	856,710	682,748
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/36 ~	1,177,404	1,190,865
Structured Asset Securities Corp Mortgage Loan Trust 3.600% (USD LIBOR + 1.500%) due 04/25/35 §	479,434	476,518
Sudbury Mill CLO Ltd (Cayman) 3.453% (USD LIBOR + 1.150%) due 01/17/26 § ~	2,766,022	2,767,887
Symphony CLO XII Ltd (Cayman) 3.333% (USD LIBOR + 1.030%) due 10/15/25 § ~	2,878,414	2,879,854
THL Credit Wind River CLO Ltd (Cayman)
3.173% (USD LIBOR + 0.870%) due 10/15/27 § ~	250,000	249,999
3.183% (USD LIBOR + 0.880%) due 01/15/26 § ~	500,000	500,274
Tralee CLO III Ltd (Cayman) 3.308% (USD LIBOR + 1.030%) due 10/20/27 § ~	800,000	800,154
United States Small Business Administration 5.290% due 12/01/27	870,613	925,337
Venture 35 CLO Ltd (Cayman) 3.428% (USD LIBOR + 1.150%) due 10/22/31 ~	1,400,000	1,400,225
Venture XXI CLO Ltd (Cayman) 3.183% (USD LIBOR + 0.880%) due 07/15/27 § ~	700,000	700,755
VOLT LXII LLC 3.125% due 09/25/47 § ~	568,099	569,835

Total Asset-Backed Securities (Cost $37,387,928)		37,582,126

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 95.4%

U.S. Treasury Inflation Protected Securities - 95.4%

0.125% due 04/15/21 ^	$64,004,387	$63,327,966
0.125% due 01/15/22 ^ ‡	918,159	909,901
0.125% due 04/15/22 ^ ‡	2,721,745	2,695,625
0.125% due 01/15/23 ^	6,553,345	6,503,452
0.125% due 07/15/26 ^	7,888,258	7,882,537
0.250% due 07/15/29 ^	6,421,258	6,494,306
0.375% due 07/15/25 ^	26,264,315	26,648,106
0.375% due 01/15/27 ^	8,507,341	8,616,480
0.375% due 07/15/27 ^	31,013,901	31,557,486
0.500% due 01/15/28 ^	29,098,397	29,822,375
0.625% due 07/15/21 ^ ‡	2,549,814	2,560,715
0.625% due 01/15/24 ^	413,427	420,244
0.625% due 01/15/26 ^	35,546,779	36,496,674
0.625% due 02/15/43 ^ ‡	1,818,917	1,869,492
0.750% due 07/15/28 ^	4,609,536	4,848,798
0.750% due 02/15/42 ^	3,542,448	3,754,729
0.750% due 02/15/45 ^	5,447,500	5,738,326
0.875% due 01/15/29 ^ ‡	711,242	756,465
0.875% due 02/15/47 ^	4,041,904	4,400,200
1.000% due 02/15/46 ^	11,087,565	12,384,696
1.000% due 02/15/48 ^	4,943,933	5,561,215
1.000% due 02/15/49 ^	2,966,920	3,361,164
1.250% due 07/15/20 ^	8,183,226	8,221,025
1.375% due 02/15/44 ^	16,303,144	19,574,857
1.750% due 01/15/28 ^	5,546,395	6,244,503
2.000% due 01/15/26 ^	15,064,193	16,748,381
2.125% due 02/15/40 ^	20,535,410	27,378,167
2.125% due 02/15/41 ^	3,022,573	4,066,431
2.375% due 01/15/25 ^	24,662,588	27,481,510
2.375% due 01/15/27 ^	10,266,654	11,874,530
2.500% due 01/15/29 ^	7,143,471	8,644,341
3.625% due 04/15/28 ^	22,131,269	28,444,749
3.875% due 04/15/29 ^	8,369,659	11,245,023

		436,534,469

Total U.S. Treasury Obligations (Cost $428,298,656)		436,534,469

FOREIGN GOVERNMENT BONDS & NOTES - 14.3%

Argentina Bocon (Argentina) 51.603% (ARS Deposit + 0.000) due 10/04/22 § Ω	ARS 182,453	2,558
Argentina Bonar (Argentina)
55.469% (ARS Deposit + 2.000%) due 04/03/22 § Ω	6,249,000	46,707
62.614% (ARS Deposit + 3.250%) due 03/01/20 § Ω	100,000	865
Argentina POM Politica Monetaria (Argentina) 79.499% (ARS Deposit + 0.000) due 06/21/20 § Ω	32,615,000	240,082
Australia Government (Australia)
1.250% due 02/21/22 ^ ~	AUD 2,978,241	2,403,111
3.000% due 09/20/25 ^ ~	3,090,000	3,101,740
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,439,326
Brazil Letras do Tesouro Nacional (Brazil) 5.018% due 01/01/20	BRL 4,268,000	1,014,473
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,339,460	2,280,393
French Republic Government OAT (France) 2.100% due 07/25/23 ^ ~	EUR 4,113,540	5,075,242

	Principal Amount	Value
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^	JPY 351,886,230	$3,396,007
0.100% due 03/10/29 ^	281,368,110	2,716,747
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 25,425,000	1,366,359
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,817,160	8,968,610
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 1,900,000	640,163
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$700,000	741,300
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,319,902
United Kingdom Gilt Inflation Linked (United Kingdom)
0.125% due 03/22/26 ^ ~	GBP 9,008,758	13,611,115
0.125% due 08/10/28 ^ ~	4,074,545	6,616,466
0.125% due 11/22/36 ^ ~	668,034	1,309,869
0.125% due 11/22/65 ^ ~	83,372	269,736
0.625% due 03/22/40 ^ ~	935,942	2,087,539
1.250% due 11/22/27 ^ ~	3,416,153	5,886,275

Total Foreign Government Bonds & Notes (Cost $68,797,544)		65,534,585

SHORT-TERM INVESTMENTS - 3.6%

Certificate of Deposit - 0.8%

Barclays Bank PLC (United Kingdom) 2.676% (USD LIBOR + 0.400%) due 10/25/19 §	$3,600,000	3,600,838

Foreign Government Issues - 0.0%

Argentina Treasury Bill (Argentina)
119.268% due 05/13/20 Ω	ARS 1,610,000	15,572
108.230% due 02/26/20 Ω	1,020,000	11,891

		27,463

Repurchase Agreements - 2.8%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $3,185,374; collateralized by U.S. Treasury Notes: 2.875% due 11/30/23 and value $3,250,145)	$3,185,343	3,185,343
RBC Capital Markets LLC 2.250% due 10/01/19 (Dated 09/30/19, repurchase price of $9,700,606; collateralized by U.S. Treasury Notes: 1.750% - 2.880% due 02/28/21 - 06/15/22 and value $9,836,312)	9,700,000	9,700,000

		12,885,343

Total Short-Term Investments (Cost $16,535,312)		16,513,644

TOTAL INVESTMENTS - 158.9% (Cost $721,170,087)		727,288,477

DERIVATIVES - (1.1%)		(4,835,071)

OTHER ASSETS & LIABILITIES, NET - (57.8%)		(264,611,665)

NET ASSETS - 100.0%		$457,841,741

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $326,797 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the nine-month period ended September 30, 2019 was $2,407,208 at a weighted average interest rate of 1.400%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the nine-month period ended September 30, 2019 was $274,557,481 at a weighted average interest rate of 2.564%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	11/19	16	$2,256,009	$2,256,000	($9)
Euro-Bund	12/19	137	26,303,781	26,019,567	(284,214)
Euro-Bund	10/19	62	10,724,587	10,726,000	1,413
Euro-Bund	11/19	210	32,115,129	32,115,000	(129)
Euro-OAT	11/19	168	33,600,093	33,600,000	(93)
Euro-Schatz	11/19	969	111,338,939	111,338,400	(539)
Short Euro-BTP	12/19	186	22,865,578	22,845,730	(19,848)
U.S. Treasury 2-Year Notes	12/19	20	4,306,067	4,310,000	3,933
U.S. Treasury 10-Year Notes	12/19	464	61,071,001	60,465,000	(606,001)
U.S. Treasury Ultra 10-Year Notes	12/19	31	4,423,869	4,414,594	(9,275)

					(914,762)

Short Futures Outstanding
Australia 3-Year Bonds	12/19	36	2,800,819	2,811,080	(10,261)
Australia 10-Year Notes	12/19	15	1,482,755	1,491,801	(9,046)
Euro-Bobl	12/19	16	2,359,509	2,365,628	(6,119)
Euro-Bund	10/19	62	10,574,911	10,571,000	3,911
Euro-Bund	11/19	133	23,428,734	23,383,500	45,234
Euro-Buxl	12/19	7	1,703,846	1,659,449	44,397
Euro-OAT	12/19	163	30,579,770	30,257,599	322,171
Euro-Schatz	11/19	108	12,123,600	12,117,600	6,000
Euro-Schatz	12/19	969	118,922,237	118,638,663	283,574
Japan 10-Year Bonds	12/19	4	5,740,565	5,734,844	5,721
Long Gilt	12/19	176	28,917,674	29,049,632	(131,958)
U.S. Treasury 5-Year Notes	12/19	393	46,883,520	46,825,336	58,184
U.S. Treasury 30-Year Bonds	12/19	75	12,435,833	12,173,438	262,395
U.S. Treasury Ultra Long Bonds	12/19	19	3,759,608	3,646,219	113,389

					987,592

Total Futures Contracts					$72,830

(d)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	7,879,000	USD	5,322,816	10/19	MSC	$-	($4,884)
BRL	8,341,774	USD	2,003,115	10/19	CSF	4,556	-
BRL	8,341,774	USD	2,004,463	10/19	DUB	3,208	-
BRL	8,341,774	USD	1,992,755	11/19	CSF	10,287	-
CAD	3,205,000	USD	2,417,955	10/19	HSB	1,228	-
COP	6,135,178,095	USD	1,916,854	10/19	GSC	-	(154,873)
COP	6,135,178,095	USD	1,750,657	01/20	HSB	3,339	-
DKK	74,145,995	USD	10,907,833	10/19	BOA	-	(83,521)
EUR	1,806,000	USD	1,996,714	10/19	BNP	-	(28,263)
EUR	5,605,628	USD	6,129,194	10/19	BRC	-	(19,338)
EUR	6,196,000	USD	6,817,491	10/19	CIT	-	(64,158)
GBP	32,370,000	USD	39,885,327	10/19	BOA	-	(84,809)
GBP	2,813,000	USD	3,472,083	10/19	CIT	-	(13,360)
GBP	2,363,000	USD	2,908,168	11/19	MSC	1,157	-
IDR	32,044,320,040	USD	2,222,676	12/19	BNP	15,399	-
JPY	257,300,000	USD	2,380,552	10/19	JPM	-	(899)
JPY	426,200,000	USD	3,960,050	10/19	UBS	-	(18,316)
NZD	13,863,000	USD	8,730,130	10/19	BOA	-	(49,120)
PEN	2,030,928	USD	606,410	10/19	CIT	-	(4,056)
RUB	15,044,095	USD	235,607	10/19	CIT	-	(4,050)
RUB	134,598,802	USD	2,037,400	11/19	CIT	26,654	-
USD	162,379	ARS Ω	10,434,504	10/19	JPM	9,122	-
USD	5,320,401	AUD	7,879,000	10/19	HSB	2,469	-
USD	5,328,489	AUD	7,879,000	11/19	MSC	4,411	-
USD	1,996,595	BRL	8,341,774	10/19	CSF	-	(11,076)
USD	2,003,115	BRL	8,341,774	10/19	DUB	-	(4,556)
USD	1,109,465	BRL	4,268,000	01/20	JPM	87,899	-
USD	2,410,550	CAD	3,205,000	10/19	HSB	-	(8,633)
USD	2,419,187	CAD	3,205,000	11/19	HSB	-	(1,276)
USD	1,758,939	COP	6,135,178,095	10/19	HSB	-	(3,042)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,811,823	COP	6,132,296,000	11/19	CIT	$54,069	$-
USD	6,398,140	DKK	41,845,000	10/19	BNP	289,337	-
USD	3,180,320	DKK	20,718,637	10/19	BOA	155,679	-
USD	518,688	DKK	3,380,000	10/19	CIT	25,253	-
USD	595,630	DKK	3,880,000	10/19	GSC	29,202	-
USD	692,914	DKK	4,510,000	10/19	JPM	34,515	-
USD	10,996,811	DKK	74,145,995	01/20	BOA	87,565	-
USD	15,079,521	EUR	13,607,628	10/19	BNP	247,882	-
USD	6,144,149	EUR	5,605,628	11/19	BRC	19,102	-
USD	33,595,086	GBP	27,529,000	10/19	CIT	-	(253,182)
USD	464,361	GBP	373,000	10/19	CIT	5,739	-
USD	6,057,623	GBP	4,918,000	10/19	JPM	10,698	-
USD	2,904,505	GBP	2,363,000	10/19	MSC	-	(920)
USD	39,939,239	GBP	32,370,000	11/19	BOA	85,310	-
USD	6,478,673	JPY	683,500,000	10/19	UBS	157,286	-
USD	3,969,082	JPY	426,200,000	11/19	UBS	18,605	-
USD	2,227,292	KRW	2,692,462,128	12/19	HSB	-	(22,853)
USD	623,546	MXN	12,213,077	10/19	BRC	5,397	-
USD	589,605	MXN	11,849,000	01/20	JPM	-	(510)
USD	8,798,341	NZD	13,863,000	10/19	CIT	117,331	-
USD	8,736,629	NZD	13,863,000	11/19	BOA	49,242	-
USD	603,258	PEN	2,030,928	10/19	BNP	903	-
USD	604,011	PEN	2,030,928	01/20	CIT	3,934	-
USD	1,124,816	SGD	1,560,710	12/19	MSC	-	(5,395)
USD	1,305,746	TWD	40,877,883	11/19	HSB	-	(16,039)
USD	946,212	TWD	29,642,000	11/19	JPM	-	(12,260)
ZAR	16,229,753	USD	1,135,893	10/19	CIT	-	(64,975)

Total Forward Foreign Currency Contracts						$1,566,778	($934,364)

(e)	Purchased options outstanding as of September 30, 2019 were as follows:

Credit Default Swaptions on Credit Index – Buy Protection

Description			Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG32 5Y			1.200%	10/16/19	CSF	$5,000,000	$250	$64

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	03/10/20	CIT	$57,680,000	$81,911	$82,119
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	03/10/20	DUB	59,590,000	84,662	84,838

							$166,573	$166,957

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 5-Year Notes (12/19)	$126.00	11/22/19	CME	36	$4,536,000	$310	$281
Call - U.S. Treasury 5-Year Notes (12/19)	126.50	11/22/19	CME	55	6,957,500	473	55
Call - U.S. Treasury 5-Year Notes (12/19)	126.75	11/22/19	CME	78	9,886,500	671	78
Call - U.S. Treasury 5-Year Notes (12/19)	127.50	11/22/19	CME	89	11,347,500	765	89
Call - U.S. Treasury 5-Year Notes (12/19)	132.00	11/22/19	CME	120	15,840,000	1,032	120
Call - U.S. Treasury 30-Year Bonds (12/19)	191.00	11/22/19	CME	10	1,910,000	86	10
Call - U.S. Treasury 30-Year Bonds (12/19)	198.00	11/22/19	CME	1	198,000	9	1
Call - U.S. Treasury 30-Year Bonds (12/19)	220.00	11/22/19	CME	64	14,080,000	550	64
Call - U.S. Treasury Ultra 30-Year Bonds (12/19)	295.00	11/22/19	CME	32	9,440,000	275	32

						4,171	730

Put - U.S. Treasury 2-Year Notes (12/19)	104.50	11/22/19	CME	17	3,553,000	146	17
Put - U.S. Treasury 10-Year Notes (12/19)	115.00	11/22/19	CME	6	690,000	52	6
Put - U.S. Treasury 10-Year Notes (12/19)	116.00	11/22/19	CME	395	45,820,000	3,397	395
Put - U.S. Treasury 10-Year Notes (12/19)	117.00	11/22/19	CME	34	3,978,000	292	34
Put - U.S. Treasury 10-Year Notes (12/19)	117.50	11/22/19	CME	48	5,640,000	413	48
Put - U.S. Treasury 10-Year Notes (12/19)	118.00	11/22/19	CME	6	708,000	52	6
Put - U.S. Treasury 10-Year Notes (12/19)	119.00	11/22/19	CME	7	833,000	60	7

						4,412	513

Total Options on Futures						$8,583	$1,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 4.000% due 11/13/49	$74.00	11/06/19	JPM	$4,100,000	$160	$-

Total Purchased Options					$175,566	$168,264

(f)	Premiums received and value of written options outstanding as of September 30, 2019 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 32 5Y	0.475%	01/15/20	BNP	EUR 400,000	$235	($259)
Call - iTraxx Main 32 5Y	0.475%	01/15/20	DUB	700,000	383	(453)

					618	(712)

Credit Default Swaptions on Credit Indices – Buy Protection

Put - CDX IG32 5Y	0.800%	10/16/19	BOA	$600,000	$720	($43)
Put - CDX IG32 5Y	0.850%	11/20/19	BOA	1,500,000	2,048	(352)
Put - CDX IG32 5Y	0.850%	11/20/19	GSC	800,000	1,185	(188)
Put - CDX IG32 5Y	0.900%	11/20/19	BNP	500,000	640	(94)
Put - CDX IG32 5Y	0.900%	11/20/19	BRC	600,000	744	(113)
Put - CDX IG32 5Y	0.900%	11/20/19	GSC	1,500,000	1,920	(283)
Put - iTraxx Main 32 5Y	0.800%	01/15/20	BNP	EUR 400,000	546	(481)
Put - iTraxx Main 32 5Y	0.800%	01/15/20	DUB	700,000	1,034	(842)

					8,837	(2,396)

Total Credit Default Swaptions on Credit Indices					$9,455	($3,108)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000 + 4.000%)10]	04/22/24	JPM	$13,800,000	$100,395	($1)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]	05/16/24	JPM	1,300,000	9,035	(36)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1 + 3.000%)20)]	06/22/35	GSC	EUR 2,200,000	100,087	(2,446)

						209,517	(2,483)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index) -1)]	03/24/20	JPM	$12,700,000	143,510	(1)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	87,000,000	775,840	(1)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	8,500,000	109,650	-
Floor - U.S. CPI Urban Consumers	238.64	Maximum of [0, 0.000% - ((Final Index/Initial Index) -1)]	10/02/20	JPM	3,800,000	70,137	(679)

						1,099,137	(681)

Total Inflation Floor/Cap Options						$1,308,654	($3,164)

Interest Rate Floor/Cap Option

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	10-Year - 2-year ICE Swap Rate	01/02/20	MSC	$39,200,000	$30,380	($24,964)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	12/13/19	BRC	EUR 300,000	$8,438	($5,522)
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	12/13/19	DUB	1,100,000	24,980	(20,247)
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.250%	12/13/19	GSC	1,500,000	37,330	(69,836)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.404%	03/10/20	BOA	$3,770,000	26,095	(30,166)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.404%	03/10/20	CIT	8,350,000	59,081	(66,814)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.404%	03/10/20	DUB	12,530,000	86,746	(100,261)

							$242,670	($292,846)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (11/19)	$130.00	10/25/19	CME	32	$4,160,000	$25,468	($27,000)

Put - U.S. Treasury 10-Year Notes (11/19)	130.00	10/25/19	CME	32	4,160,000	28,968	(17,000)

Total Options on Futures						$54,436	($44,000)

Total Written Options						$1,645,595	($368,082)

(g)	Swap agreements outstanding as of September 30, 2019 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	Q	1.000%	12/20/23	BOA	0.923%	$1,700,000	($5,839)	$14,069	($19,908)
Mexico Government	Q	1.000%	12/20/23	GSC	0.923%	900,000	(3,091)	6,870	(9,961)

							($8,930)	$20,939	($29,869)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	Q	1.000%	03/20/20	HSB	0.442%	$2,500,000	$7,372	$5,799	$1,573

				Exchange
Deutsche Bank	Q	1.000%	12/20/19	ICE	0.454%	EUR 100,000	168	93	75
Daimler AG	Q	1.000%	12/20/20	ICE	0.158%	240,000	2,819	1,900	919
General Electric Co	Q	1.000%	12/20/20	ICE	0.393%	$100,000	770	(1,054)	1,824
Ally Financial Inc	Q	5.000%	06/20/22	ICE	0.460%	200,000	24,585	13,823	10,762
General Electric Co	Q	1.000%	12/20/23	ICE	0.986%	300,000	257	(14,052)	14,309

							28,599	710	27,889

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							$35,971	$6,509	$29,462

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY31 5Y	Q	5.000%	12/20/23	ICE	$2,880,000	($226,891)	($140,635)	($86,256)
CDX HY32 5Y	Q	5.000%	06/20/24	ICE	9,504,000	(685,104)	(675,662)	(9,442)
CDX HY33 5Y	Q	5.000%	12/20/24	ICE	400,000	(27,293)	(26,904)	(389)

						($939,288)	($843,201)	($96,087)

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	M	0.500%	10/17/57	GSC	$1,000,000	$12,882	($52,061)	$64,943

Total Credit Default Swaps						($899,365)	($867,814)	($31,551)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	GBP 2,700,000	$4,382	$125	$4,257
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	120,000	(1,038)	-	(1,038)
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	(2,841)	-	(2,841)
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	50,674	-	50,674
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	215,290	-	215,290
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	GBP 3,800,000	(247,748)	(214,684)	(33,064)
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	(37,256)	57,700	(94,956)
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	830,000	(34,636)	7,797	(42,433)
3.300%	GBP Retail Price	Z/Z	LCH	12/15/30	1,160,000	(71,783)	(55,072)	(16,711)
3.530%	GBP Retail Price	Z/Z	LCH	10/15/31	270,000	(5,320)	7,144	(12,464)
3.470%	GBP Retail Price	Z/Z	LCH	09/15/32	6,310,000	(167,680)	2,369	(170,049)
3.500%	GBP Retail Price	Z/Z	LCH	09/15/33	380,000	(7,211)	296	(7,507)
3.579%	GBP Retail Price	Z/Z	LCH	10/15/33	420,000	4,586	-	4,586
3.358%	GBP Retail Price	Z/Z	LCH	04/15/35	1,200,000	(17,797)	(29,642)	11,845
3.590%	GBP Retail Price	Z/Z	LCH	06/15/39	100,000	4,543	-	4,543
3.600%	GBP Retail Price	Z/Z	LCH	06/15/39	580,000	28,899	190	28,709
1.243%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/39	EUR 510,000	3,888	-	3,888
1.946%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/48	100,000	31,783	823	30,960
1.945%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/48	270,000	87,398	-	87,398
1.950%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/48	580,000	189,359	1,978	187,381
1.387%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/49	250,000	7,381	-	7,381

						$34,873	($220,976)	$255,849

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.430%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/20	$400,000	($262)	($43)	($219)
1.425%	U.S. CPI Urban Consumers	Z/Z	LCH	08/06/20	1,600,000	(606)	-	(606)
1.160%	France CPI Excluding Tobacco	Z/Z	LCH	08/15/20	EUR 130,000	(1,261)	92	(1,353)
2.027%	U.S. CPI Urban Consumers	Z/Z	LCH	11/23/20	$3,500,000	(13,178)	-	(13,178)
2.021%	U.S. CPI Urban Consumers	Z/Z	LCH	11/25/20	3,300,000	(12,063)	-	(12,063)
1.875%	U.S. CPI Urban Consumers	Z/Z	LCH	03/14/21	2,400,000	(8,427)	-	(8,427)
1.927%	U.S. CPI Urban Consumers	Z/Z	LCH	03/18/21	8,000,000	(35,766)	-	(35,766)
1.345%	France CPI Excluding Tobacco	Z/Z	LCH	06/15/21	EUR 1,300,000	(20,544)	-	(20,544)
1.550%	U.S. CPI Urban Consumers	Z/Z	LCH	07/26/21	$2,400,000	41,674	81,231	(39,557)
1.445%	U.S. CPI Urban Consumers	Z/Z	LCH	09/09/21	10,790,000	9,812	-	9,812
1.603%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/21	1,850,000	23,514	55,721	(32,207)
1.592%	U.S. CPI Urban Consumers	Z/Z	LCH	09/20/21	5,700,000	(13,588)	(532)	(13,056)
1.488%	U.S. CPI Urban Consumers	Z/Z	LCH	10/01/21	700,000	(494)	-	(494)
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	1,200,000	(16,480)	-	(16,480)
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	(180,402)	-	(180,402)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	(177,965)	(801)	(177,164)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	(38,129)	-	(38,129)
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	(62,988)	-	(62,988)
2.300%	3-Month USD-LIBOR	S/Q	CME	04/27/26	14,510,000	(581,327)	271,993	(853,320)
2.000%	3-Month USD-LIBOR	S/Q	CME	07/27/26	6,500,000	(164,879)	189,242	(354,121)
2.400%	3-Month USD-LIBOR	S/Q	CME	12/07/26	800,000	(34,619)	9,068	(43,687)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 377,560,000	(110,946)	(5,593)	(105,353)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 4,500,000	(484,320)	12,000	(496,320)
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	$11,780,000	(748,199)	578,774	(1,326,973)
2.720%	3-Month USD-LIBOR	S/Q	CME	07/18/28	400,000	(39,061)	4,082	(43,143)
2.765%	3-Month USD-LIBOR	S/Q	CME	07/18/28	2,980,000	(302,394)	30,945	(333,339)
1.750%	3-Month USD-LIBOR	S/Q	CME	09/12/29	34,100,000	(164,553)	79,831	(244,384)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.598%	GBP Retail Price	Z/Z	LCH	09/15/34	GBP 2,230,000	$415	$1,450	($1,035)
2.000%	1-Day USD-Federal Funds	A/A	LCH	12/15/47	$ 2,610,000	(303,955)	6,012	(309,967)
2.428%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	500,000	(109,606)	1,165	(110,771)
2.478%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	1,203,000	(278,370)	6,393	(284,763)
2.499%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	390,000	(92,249)	940	(93,189)
2.250%	3-Month USD-LIBOR	S/Q	CME	12/11/49	1,500,000	(192,866)	(6,322)	(186,544)
2.250%	3-Month USD-LIBOR	S/Q	CME	03/12/50	600,000	(77,299)	(1,677)	(75,622)

						($4,191,381)	$1,313,971	($5,505,352)

Total Interest Rate Swaps						($4,156,508)	$1,092,995	($5,249,503)

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/22	U.S. Fed Funds + 29 bps	Z	BNP	10/22/19	$20,000,000	($59,443)	$-	($59,443)

Total Swap Agreements						($5,115,316)	$225,181	($5,340,497)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$53,098,286	$-	$53,098,286	$-
	Mortgage-Backed Securities	118,025,367	-	118,025,367	-
	Asset-Backed Securities	37,582,126	-	37,582,126	-
	U.S. Treasury Obligations	436,534,469	-	436,534,469	-
	Foreign Government Bonds & Notes	65,534,585	-	65,534,585	-
	Short-Term Investments	16,513,644	-	16,513,644	-
	Derivatives:
	Credit Contracts
	Purchased Options	64	-	64	-
	Swaps	94,405	-	94,405	-

	Total Credit Contracts	94,469	-	94,469	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,566,778	-	1,566,778	-
	Interest Rate Contracts
	Futures	1,150,322	1,150,322	-	-
	Purchased Options	168,200	-	168,200	-
	Swaps	646,724	-	646,724	-

	Total Interest Rate Contracts	1,965,246	1,150,322	814,924	-

	Total Asset - Derivatives	3,626,493	1,150,322	2,476,171	-

	Total Assets	730,914,970	1,150,322	729,764,648	-

Liabilities	Sale-buyback Financing Transactions	(186,141,248)	-	(186,141,248)	-
	Derivatives:
	Credit Contracts
	Written Options	(3,108)	-	(3,108)	-
	Swaps	(125,956)	-	(125,956)	-

	Total Credit Contracts	(129,064)	-	(129,064)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(934,364)	-	(934,364)	-
	Interest Rate Contracts
	Futures	(1,077,492)	(1,077,492)	-	-
	Written Options	(364,974)	-	(364,974)	-
	Swaps	(5,955,670)	-	(5,955,670)	-

	Total Interest Rate Contracts	(7,398,136)	(1,077,492)	(6,320,644)

	Total Liabilities - Derivatives	(8,461,564)	(1,077,492)	(7,384,072)	-

	Total Liabilities	(194,602,812)	(1,077,492)	(193,525,320)	-

	Total	$536,312,158	$72,830	$536,239,328	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.8%

Consumer, Non-Cyclical - 0.8%

Becton Dickinson and Co 2.979% (USD LIBOR + 0.875%) due 12/29/20 §	$1,627,000	$1,627,574

Total Corporate Bonds & Notes (Cost $1,627,000)		1,627,574

MORTGAGE-BACKED SECURITIES - 12.7%

Collateralized Mortgage Obligations - Commercial - 1.7%

BX Commercial Mortgage Trust 3.728% (USD LIBOR + 1.700%) due 11/15/35 § ~	1,005,157	1,008,742
BX Trust 3.115% (USD LIBOR + 1.088%) due 09/15/37 § ~	952,757	953,519
CAMB Commercial Mortgage Trust 3.778% (USD LIBOR + 1.750%) due 12/15/37 § ~	336,943	339,253
KNDL Mortgage Trust 3.828% (USD LIBOR + 1.800%) due 05/15/36 § ~	251,000	251,319
SLIDE 2.928% (USD LIBOR + 0.900%) due 06/15/31 § ~	510,906	510,862
VMC Finance LLC 2.845% (USD LIBOR + 0.820%) due 03/15/35 § ~	231,787	231,639

		3,295,334

Collateralized Mortgage Obligations - Residential - 11.0%

Angel Oak Mortgage Trust 3.238% due 05/25/59 § ~	1,048,260	1,058,430
Banc of America Funding Trust 2.484% (USD LIBOR + 0.440%) due 07/20/36 §	1,154,312	1,156,005
BRAVO Residential Funding Trust 2.666% due 07/25/59 § ~	735,653	738,501
CIM Trust 2.994% (USD LIBOR + 1.000%) due 08/25/49 § ~	2,500,000	2,499,459
Citigroup Mortgage Loan Trust 3.030% due 07/25/49 § ~	781,936	782,774
Deephaven Residential Mortgage Trust
2.976% due 12/25/57 § ~	203,056	203,305
3.027% due 12/25/57 § ~	218,982	219,286
3.948% due 01/25/59 § ~	395,706	400,004
4.285% due 10/25/58 § ~	2,382,925	2,414,520
Fannie Mae
2.568% (USD LIBOR + 0.550%) due 03/25/31 §	355,586	355,532
2.668% (USD LIBOR + 0.650%) due 05/25/30 §	1,573,524	1,574,007
Fannie Mae Connecticut Avenue Securities
2.698% (USD LIBOR + 0.680%) due 10/25/30 §	1,051,589	1,052,027
2.738% (USD LIBOR + 0.720%) due 01/25/31 §	1,622,557	1,623,603
2.768% (USD LIBOR + 0.750%) due 02/25/30 §	478,791	478,839

	Principal Amount	Value
Freddie Mac 2.718% (USD LIBOR + 0.700%) due 09/25/30 §	$1,565,911	$1,566,625
New Residential Mortgage Loan Trust 3.928% due 01/25/49 § ~	1,584,532	1,610,996
Opteum Mortgage Acceptance Corp Asset-Backed Pass-Through Certificates 2.328% (USD LIBOR + 0.310%) due 11/25/35 §	879,583	884,788
PSMC Trust 3.500% due 02/25/48 § ~	356,066	362,004
Sequoia Mortgage Trust
4.000% due 02/25/48 § ~	225,359	228,648
4.000% due 06/25/48 § ~	880,818	892,072
4.000% due 08/25/48 § ~	725,000	733,686
Verus Securitization Trust 3.219% due 07/25/59 § ~	585,584	588,605

		21,423,716

Total Mortgage-Backed Securities (Cost $24,613,771)		24,719,050

ASSET-BACKED SECURITIES - 22.7%

321 Henderson Receivables I LLC 2.228% (USD LIBOR + 0.200%) due 12/15/41 § ~	192,814	190,965
AASET Trust 3.967% due 05/16/42 ~	421,313	426,672
AASET US Ltd 4.454% due 11/18/38 ~	933,488	958,359
AccessLex Institute 2.729% (USD LIBOR + 0.570%) due 09/22/37 §	278,901	264,468
AIMCO CLO (Cayman) 3.153% (USD LIBOR + 0.850%) due 01/15/28 § ~	1,100,000	1,095,675
Arbor Realty Commercial Real Estate Notes Ltd (Cayman) 3.178% (USD LIBOR + 1.150%) due 06/15/28 § ~	1,700,000	1,702,919
Avery Point IV CLO Ltd (Cayman) 3.376% (USD LIBOR + 1.100%) due 04/25/26 § ~	596,808	597,065
Avis Budget Rental Car Funding AESOP LLC 4.530% due 03/20/23 ~	433,000	446,400
CIFC Funding Ltd (Cayman) 3.083% (USD LIBOR + 0.780%) due 04/15/27 § ~	1,089,919	1,087,882
CIT Education Loan Trust 2.196% (USD LIBOR + 0.090%) due 03/25/42 § ~	681,018	659,090
CLI Funding V LLC 3.290% due 06/18/29 ~	588,056	589,747
Commonbond Student Loan Trust
3.200% due 06/25/32 ~	64,814	64,944
4.350% due 02/25/46 ~	290,162	292,596
DRB Prime Student Loan Trust
2.540% due 04/27/26 ~	2,714	2,715
3.060% due 07/25/31 ~	33,958	34,235
ECMC Group Student Loan Trust
3.240% (USD LIBOR + 0.750%) due 02/27/68 § ~	2,031,557	2,019,404
3.368% (USD LIBOR + 1.350%) due 07/26/66 § ~	208,837	210,618
EdLinc Student Loan Funding Trust 4.350% (US PRIME - 1.150%) due 12/01/47 § ~	369,556	369,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC 2.730% due 04/25/28 ~	$64,415	$64,479
FCI Funding LLC 3.630% due 02/18/31 ~	182,464	183,838
JP Morgan Student Loan Trust 2.606% (USD LIBOR + 0.350%) due 06/28/39 § ~	219,927	205,565
KREF Ltd
3.375% (USD LIBOR + 1.350%) due 06/15/36 § ~	2,000,000	2,005,550
4.575% (USD LIBOR + 2.550%) due 06/15/36 § ~	1,100,000	1,110,725
Marlette Funding Trust 3.530% due 07/16/29 ~	213,000	216,136
MVW Owner Trust
2.640% due 12/20/33 ~	722,929	722,563
2.960% due 12/20/32 ~	297,757	298,290
Navient Student Loan Trust
3.018% (USD LIBOR + 1.000%) due 02/27/68 § ~	1,887,000	1,905,891
3.607% (USD LIBOR + 1.550%) due 07/25/68 § ~	1,550,000	1,551,937
Navistar Financial Dealer Note Master Owner Trust 3.568% (USD LIBOR + 1.550%) due 09/25/23 § ~	440,000	440,632
Nelnet Student Loan Trust
2.259% (USD LIBOR + 0.100%) due 03/23/37 §	1,045,249	1,030,060
2.329% (USD LIBOR + 0.170%) due 03/23/37 §	361,477	336,779
2.356% (USD LIBOR + 0.250%) due 06/25/41 §	142,982	132,866
2.386% (USD LIBOR + 0.110%) due 10/25/33 §	949,633	933,647
2.626% (USD LIBOR + 0.350%) due 10/25/40 §	559,736	529,890
2.668% (USD LIBOR + 0.650%) due 11/25/52 § ~	1,099,383	1,080,185
3.518% (USD LIBOR + 1.500%) due 03/25/48 § ~	1,000,000	974,052
Neuberger Berman CLO XX Ltd (Cayman) 3.103% (USD LIBOR + 0.800%) due 01/15/28 § ~	1,050,000	1,049,194
NP SPE II LLC 2.574% due 09/20/49 ~	220,000	220,624
OCP CLO Ltd (Cayman) 3.087% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,100,000	1,098,311
Orange Lake Timeshare Trust 4.930% due 04/09/38 ~	741,293	755,265
PHEAA Student Loan Trust 2.608% (USD LIBOR + 0.590%) due 08/25/40 § ~	320,298	318,129
PNMAC GMSR ISSUER Trust 5.340% (USD LIBOR + 2.850%) due 02/25/23 § ~	180,000	180,289
Scholar Funding Trust 3.156% (USD LIBOR + 0.900%) due 10/28/43 § ~	1,419,619	1,422,236
Securitized Equipment Receivables Trust
3.760% due 10/11/24	500,000	500,761
4.200% due 10/11/24	480,000	481,948
Sierra Timeshare Receivables Funding LLC
2.630% due 10/20/33 ~	750,923	748,815
2.780% due 07/20/33 ~	1,087,873	1,087,246
3.020% due 06/20/32 ~	602,321	602,639
3.050% due 03/22/32 ~	270,118	270,063
3.770% due 01/20/36 ~	592,772	603,397
4.750% due 01/20/36 ~	444,579	452,710

	Principal Amount	Value
SLC Student Loan Trust
2.349% (USD LIBOR + 0.230%) due 12/15/39 §	$ 739,380	$ 679,548
2.358% (USD LIBOR + 0.200%) due 02/15/45 §	117,180	110,142
2.399% (USD LIBOR + 0.280%) due 03/15/40 §	819,428	756,899
SLM Student Loan Trust
2.416% (USD LIBOR + 0.140%) due 07/25/25 §	459,994	459,569
2.426% (USD LIBOR + 0.150%) due 04/25/40 §	59,137	54,560
2.446% (USD LIBOR + 0.170%) due 07/25/40 §	1,200,000	1,136,797
2.769% (USD LIBOR + 0.650%) due 06/15/38 §	654,071	616,664
3.518% (USD LIBOR + 1.500%) due 06/27/44 §	100,000	93,917
3.518% (USD LIBOR + 1.500%) due 12/28/70 §	100,000	99,415
Structured Asset Securities Corp Mortgage Loan Trust 2.818% (USD LIBOR + 0.800%) due 11/25/35 § ~	1,100,000	1,093,608
Textainer Marine Containers VII Ltd (China) 4.110% due 07/20/43 ~	641,200	649,267
TLF National Tax Lien Trust 3.090% due 12/15/29 ~	1,041,552	1,041,860
Trafigura Securitisation Finance PLC (Ireland) 4.173% (USD LIBOR + 1.700%) due 12/15/20 § ~	260,000	261,476
4.290% due 03/15/22 ~	1,760,000	1,805,823
VSE VOI Mortgage LLC 2.740% due 07/20/33 ~	726,988	724,283

Total Asset-Backed Securities (Cost $44,048,976)		44,111,307

U.S. TREASURY OBLIGATIONS - 25.5%

U.S. Treasury Inflation Protected Securities - 25.5%

0.125% due 07/15/22 ^	11,156	11,116
0.125% due 01/15/23 ^	666,894	661,817
0.125% due 07/15/24 ^	6,904,267	6,905,967
0.125% due 07/15/26 ^	866,959	866,330
0.250% due 01/15/25 ^	3,032,904	3,044,005
0.250% due 07/15/29 ^	2,758,195	2,789,580
0.375% due 07/15/25 ^ ‡	546,339	554,323
0.375% due 07/15/27 ^	3,303,633	3,361,557
0.500% due 01/15/28 ^	4,597,242	4,711,680
0.625% due 04/15/23 ^	7,219,737	7,284,046
0.625% due 02/15/43 ^	1,897,012	1,949,759
0.750% due 07/15/28 ^	562,854	592,069
0.875% due 01/15/29 ^	1,971,156	2,096,487
0.875% due 02/15/47 ^	2,646,422	2,881,014
1.000% due 02/15/48 ^	1,560,585	1,755,434
1.000% due 02/15/49 ^	1,396,797	1,582,404
1.375% due 02/15/44 ^	165,123	198,260
1.750% due 01/15/28 ^	514,349	579,088
2.125% due 02/15/41 ^	1,112,963	1,497,329
2.375% due 01/15/27 ^	5,343,219	6,180,029

		49,502,294

Total U.S. Treasury Obligations (Cost $47,581,042)		49,502,294

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 37.0%

Commercial Paper - 35.8%

American Electric Power Co Inc 2.346% due 10/17/19	$3,800,000	$3,795,959
AT&T Inc 2.787% due 12/10/19	1,000,000	995,434
BAT International Finance PLC (United Kingdom) 2.312% due 11/06/19	3,400,000	3,392,068
Bell Canada Inc (Canada) 2.307% due 11/01/19	3,400,000	3,392,910
CRH America Finance Inc (Ireland)
2.310% due 11/26/19	1,800,000	1,793,493
2.311% due 11/26/19	2,000,000	1,992,771
DowDuPont Inc 2.303% due 11/14/19	3,800,000	3,789,384
EI du Pont de Nemours & Co
2.352% due 11/25/19	3,100,000	3,089,116
2.362% due 10/18/19	700,000	699,223
Enbridge Inc
2.325% due 12/11/19	600,000	597,258
2.375% due 10/07/19	3,200,000	3,198,541
Entergy Corp
2.316% due 11/26/19	700,000	697,269
2.520% due 10/18/19	2,800,000	2,796,648
FMC Technologies Inc
2.362% due 10/30/19	400,000	399,245
2.423% due 10/16/19	1,400,000	1,398,597
2.499% due 10/23/19	2,000,000	1,997,124
Fortive Corp
2.376% due 10/18/19	1,800,000	1,797,974
2.387% due 10/16/19	1,000,000	998,998
Parker-Hannifin Corp 2.304% due 11/22/19	3,800,000	3,787,675
Reckitt Benckiser Treasury Services PLC (United Kingdom)
2.492% due 05/14/20	500,000	492,953
2.448% due 04/02/20	3,300,000	3,263,200
Suncor Energy Inc (Canada)
2.284% due 12/09/19	2,500,000	2,488,892
2.541% due 10/21/19	1,300,000	1,298,296
The Clorox Co 2.337% due 10/23/19	3,800,000	3,794,535
The Interpublic Group of Cos Inc 2.281% due 10/01/19	2,600,000	2,599,826
Vodafone Group PLC 2.273% due 12/03/19	3,800,000	3,784,834
VW Credit Inc (Germany) 2.710% due 10/15/19	3,800,000	3,796,430
Walgreens Boots Alliance Inc 2.255% due 03/09/20	3,800,000	3,761,066
Xcel Energy Inc 2.335% due 10/10/19	3,800,000	3,797,561

		69,687,280

	Principal Amount	Value
Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $2,294,418; collateralized by U.S. Treasury Notes: 2.875% due 09/30/23 and value $2,342,546)	$ 2,294,396	$ 2,294,396

Total Short-Term Investments (Cost $71,981,557)		71,981,676

TOTAL INVESTMENTS - 98.7% (Cost $189,852,346)		191,941,901

DERIVATIVES - 0.5%		1,006,868

OTHER ASSETS & LIABILITIES, NET - 0.8%		1,543,274

NET ASSETS - 100.0%		$194,492,043

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on reverse repurchase agreements during the nine-month period ended September 30, 2019 was $188,788,296 at a weighted average interest rate of 2.650%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/19	10	$2,154,875	$2,155,000	$125
U.S. Treasury 30-Year Bonds	12/19	27	4,423,996	4,382,438	(41,558)

					(41,433)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/19	4	474,550	476,594	(2,044)
U.S. Treasury 10-Year Notes	12/19	12	1,690,774	1,708,875	(18,101)
U.S. Treasury Ultra Long Bonds	12/19	11	2,079,558	2,110,969	(31,411)

					(51,556)

Total Futures Contracts					($92,989)

(c)	Purchased options outstanding as of September 30, 2019 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.675%	04/19/33	JPM	$4,660,000	$212,170	$488,663

Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.175%	04/19/33	JPM	18,765,000	852,118	604,726

Total Purchased Options							$1,064,288	$1,093,389

(d)	Swap agreements outstanding as of September 30, 2019 were as follows:

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bloomberg Barclays U.S. Treasury Inflation Linked Bond Index	2.243%	Z	GSC	10/31/19	$67,000,000	$871	$-	$871
Bloomberg Barclays U.S. Treasury Inflation Linked Bond Index	2.230%	Z	MSC	11/29/19	2,000,000	(17,790)	-	(17,790)
Bloomberg Barclays U.S. Treasury Inflation Linked Bond Index	2.250%	Z	MSC	11/29/19	51,000,000	111,645	-	111,645
Bloomberg Barclays U.S. Treasury Inflation Linked Bond Index	1.940%	Z	MSC	05/31/20	10,000,000	(88,258)	-	(88,258)

						$6,468	$-	$6,468

Total Swap Agreements						$6,468	$-	$6,468

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,627,574	$-	$1,627,574	$-
	Mortgage-Backed Securities	24,719,050	-	24,719,050	-
	Asset-Backed Securities	44,111,307	-	44,111,307	-
	U.S. Treasury Obligations	49,502,294	-	49,502,294	-
	Short-Term Investments	71,981,676	-	71,981,676	-
	Derivatives:
	Interest Rate Contracts
	Futures	125	125	-	-
	Purchased Options	1,093,389	-	1,093,389	-
	Swaps	112,516	-	112,516	-

	Total Interest Rate Contracts	1,206,030	125	1,205,905	-

	Total Asset - Derivatives	1,206,030	125	1,205,905	-

	Total Assets	193,147,931	125	193,147,806	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(93,114)	(93,114)	-	-
	Swaps	(106,048)	-	(106,048)	-

	Total Interest Rate Contracts	(199,162)	(93,114)	(106,048)	-

	Total Liabilities - Derivatives	(199,162)	(93,114)	(106,048)	-

	Total Liabilities	(199,162)	(93,114)	(106,048)	-

	Total	$192,948,769	($92,989)	$193,041,758	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 58.6%

Basic Materials - 0.5%

Huntsman International LLC 5.125% due 11/15/22	$8,500,000	$9,068,748
International Paper Co 4.750% due 02/15/22	1,700,000	1,793,429
Newcrest Finance Property Ltd (Australia) 4.450% due 11/15/21 ~	400,000	415,244
Newmont Goldcorp Corp 5.125% due 10/01/19	2,300,000	2,300,000
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,601,311

		18,178,732

Communications - 2.8%

Amazon.com Inc 5.200% due 12/03/25	200,000	235,412
AT&T Inc
2.888% (USD LIBOR + 0.750%) due 06/01/21 §	7,300,000	7,337,195
2.953% (USD LIBOR + 0.650%) due 01/15/20 §	6,000,000	6,009,104
3.000% due 06/30/22	3,895,000	3,978,893
3.253% (USD LIBOR + 0.950%) due 07/15/21 §	5,500,000	5,550,025
3.312% (USD LIBOR + 1.180%) due 06/12/24 §	6,100,000	6,215,817
4.350% due 03/01/29	4,500,000	4,977,274
Charter Communications Operating LLC
3.579% due 07/23/20	5,000,000	5,045,461
4.464% due 07/23/22	7,550,000	7,950,960
Crown Castle Towers LLC 3.222% due 05/15/42 ~	300,000	303,538
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	3,400,000	3,441,466
Discovery Communications LLC 3.300% due 05/15/22	900,000	921,589
eBay Inc
2.750% due 01/30/23	4,189,000	4,242,609
3.800% due 03/09/22	7,061,000	7,316,929
Entercom Media Corp 7.250% due 11/01/24 ~ ‡	5,300,000	5,512,000
Sprint Communications Inc 7.000% due 08/15/20	3,400,000	3,518,014
Sprint Corp 7.250% due 09/15/21	400,000	427,840
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	1,800,000	1,886,978
United Group BV (Netherlands) 4.375% due 07/01/22 ~	EUR 4,000,000	4,460,103
Verizon Communications Inc 3.376% due 02/15/25	$10,679,000	11,286,377
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	6,400,000	6,752,270

		97,369,854

Consumer, Cyclical - 7.7%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,881,739	1,996,619
Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	6,200,000	6,248,757
American Airlines Pass-Through Trust ‘A’
3.250% due 04/15/30	2,691,236	2,751,819

	Principal Amount	Value
4.000% due 01/15/27	$2,847,781	$3,005,121
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,049,725	3,115,460
BMW Finance NV (Germany) 2.250% due 08/12/22 ~	8,800,000	8,811,381
BMW US Capital LLC (Germany) 3.450% due 04/12/23 ~	5,500,000	5,723,716
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	2,838,827	2,852,027
Daimler Finance North America LLC (Germany)
2.000% due 07/06/21 ~	1,400,000	1,392,140
2.300% due 02/12/21 ~	6,160,000	6,166,475
2.550% due 08/15/22 ~	10,500,000	10,544,463
2.611% (USD LIBOR + 0.430%) due 02/12/21 § ~	3,900,000	3,895,726
2.850% due 01/06/22 ~	2,300,000	2,329,432
2.875% due 03/10/21 ~	1,300,000	1,310,982
3.350% due 05/04/21 ~	6,300,000	6,405,555
3.400% due 02/22/22 ~	4,400,000	4,502,941
3.700% due 05/04/23 ~	6,200,000	6,478,673
Delta Air Lines Inc
2.600% due 12/04/20	3,200,000	3,206,519
3.625% due 03/15/22	2,715,000	2,790,625
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,064,769	3,367,721
DR Horton Inc
2.550% due 12/01/20	2,200,000	2,207,066
4.000% due 02/15/20	3,200,000	3,219,244
FCE Bank PLC (United Kingdom) 0.088% (EUR LIBOR + 0.500%) due 08/26/20 § ~	EUR 2,000,000	2,175,013
Ford Motor Credit Co LLC
0.030% (EUR LIBOR + 0.430%) due 05/14/21 §	2,400,000	2,596,965
3.021% due 03/06/24	4,900,000	5,620,399
3.065% (USD LIBOR + 0.930%) due 09/24/20 §	$4,600,000	4,600,651
3.099% (USD LIBOR + 0.810%) due 04/05/21 §	7,600,000	7,513,198
3.157% due 08/04/20	6,000,000	6,015,828
3.336% due 03/18/21	6,200,000	6,230,548
3.393% (USD LIBOR + 1.235%) due 02/15/23 §	5,000,000	4,851,203
5.584% due 03/18/24	9,200,000	9,791,458
General Motors Financial Co Inc
2.450% due 11/06/20	7,800,000	7,797,440
3.150% due 01/15/20	5,200,000	5,207,999
3.200% due 07/13/20	4,600,000	4,625,936
3.233% (USD LIBOR + 0.930%) due 04/13/20 §	9,600,000	9,624,323
3.339% (USD LIBOR + 1.100%) due 11/06/21 §	1,600,000	1,600,962
3.550% due 07/08/22	8,800,000	8,992,328
3.853% (USD LIBOR + 1.550%) due 01/14/22 §	1,100,000	1,108,334
Harley-Davidson Financial Services Inc 2.150% due 02/26/20 ~	700,000	698,773
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29	557,339	572,136
McDonald’s Corp 2.686% (USD LIBOR + 0.430%) due 10/28/21 §	6,200,000	6,203,101
Newell Brands Inc 3.850% due 04/01/23	1,121,000	1,156,648
Nissan Motor Acceptance Corp
2.150% due 09/28/20 ~	1,300,000	1,298,262
2.550% due 03/08/21 ~	3,600,000	3,603,700
2.600% due 09/28/22 ~	600,000	602,220
3.150% due 03/15/21 ~	1,300,000	1,312,847
3.875% due 09/21/23 ~	3,400,000	3,556,037

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	$3,500,000	$3,523,626
QVC Inc 4.375% due 03/15/23	3,600,000	3,723,086
Toyota Industries Corp (Japan) 3.110% due 03/12/22 ~	7,400,000	7,538,859
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	900,000	940,045
Volkswagen Group of America Finance LLC (Germany)
3.121% (USD LIBOR + 0.940%) due 11/12/21 § ~	5,900,000	5,934,660
3.875% due 11/13/20 ~	5,000,000	5,082,257
4.000% due 11/12/21 ~	10,000,000	10,338,051
4.250% due 11/13/23 ~	5,400,000	5,757,419
4.750% due 11/13/28 ~	5,900,000	6,570,614
Volkswagen International Finance NV (Germany) 1.144% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 2,500,000	2,805,587
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	1,300,000	1,446,527
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	$2,900,000	2,949,822
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	8,400,000	8,841,000
ZF North America Capital Inc (Germany) 4.000% due 04/29/20 ~	700,000	704,638

		265,834,962

Consumer, Non-Cyclical - 7.1%

AbbVie Inc
2.900% due 11/06/22	2,500,000	2,549,684
3.200% due 11/06/22	4,400,000	4,515,984
3.375% due 11/14/21	4,600,000	4,716,401
Adani Ports & Special Economic Zone Ltd (India) 3.375% due 07/24/24 ~	8,700,000	8,759,073
Allergan Funding SCS 3.450% due 03/15/22	3,000,000	3,075,713
Allergan Sales LLC 5.000% due 12/15/21 ~	3,800,000	3,993,278
Amgen Inc 3.625% due 05/15/22	3,900,000	4,036,289
Anthem Inc
2.375% due 01/15/25	3,400,000	3,384,019
3.700% due 08/15/21	900,000	921,371
Bacardi Ltd (Bermuda)
4.450% due 05/15/25 ~	6,700,000	7,171,802
4.500% due 01/15/21 ~	3,400,000	3,467,221
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	11,400,000	11,512,142
3.038% (USD LIBOR + 0.880%) due 08/15/22 §	300,000	301,839
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	1,700,000	1,744,968
Bayer US Finance II LLC (Germany)
3.129% (USD LIBOR + 1.010%) due 12/15/23 § ~	700,000	700,908
3.875% due 12/15/23 ~	6,200,000	6,481,332
Bayer US Finance LLC (Germany) 3.000% due 10/08/21 ~	1,200,000	1,215,247
Campbell Soup Co 3.300% due 03/15/21	1,500,000	1,522,026
Celgene Corp
2.250% due 08/15/21	2,900,000	2,900,945
3.550% due 08/15/22	2,007,000	2,085,922
Centene Corp 5.375% due 06/01/26 ~	600,000	630,000

	Principal Amount	Value
Cigna Corp 2.789% (USD LIBOR + 0.650%) due 09/17/21 §	$800,000	$800,032
Conagra Brands Inc
3.800% due 10/22/21	6,440,000	6,647,867
4.300% due 05/01/24	4,400,000	4,724,649
Constellation Brands Inc
2.650% due 11/07/22	5,000,000	5,059,178
4.250% due 05/01/23	5,500,000	5,884,038
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,315,158
3.700% due 03/09/23	7,600,000	7,915,266
CVS Pass-Through Trust 6.943% due 01/10/30	196,023	231,682
Danone SA (France)
2.077% due 11/02/21 ~	7,200,000	7,191,322
2.589% due 11/02/23 ~	2,300,000	2,333,275
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	3,960,000	4,008,517
ERAC USA Finance LLC 2.700% due 11/01/23 ~	5,300,000	5,370,667
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	2,300,000	2,395,783
General Mills Inc
3.313% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,007,885
3.700% due 10/17/23	1,500,000	1,580,021
HCA Inc 4.750% due 05/01/23	100,000	107,211
Humana Inc 2.625% due 10/01/19	2,300,000	2,300,000
Imperial Brands Finance PLC (United Kingdom)
2.950% due 07/21/20 ~	1,300,000	1,304,919
3.125% due 07/26/24 ~	9,000,000	9,028,992
Japan Tobacco Inc (Japan) 2.000% due 04/13/21 ~	1,400,000	1,392,192
JT International Financial Services BV (Japan) 3.500% due 09/28/23 ~	4,100,000	4,269,118
Keurig Dr Pepper Inc
3.551% due 05/25/21	3,800,000	3,885,118
4.057% due 05/25/23	6,300,000	6,670,349
Merck & Co Inc 2.750% due 02/10/25	3,100,000	3,211,732
Mondelez International Holdings Netherlands BV 2.000% due 10/28/21 ~	3,164,000	3,158,627
Mondelez International Inc 3.000% due 05/07/20	6,000,000	6,031,414
Mylan Inc 4.200% due 11/29/23	1,500,000	1,573,180
Mylan NV
2.250% due 11/22/24 ~	EUR 6,100,000	7,075,018
3.150% due 06/15/21	$4,800,000	4,862,586
PayPal Holdings Inc 2.400% due 10/01/24	8,600,000	8,638,519
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	4,900,000	5,142,440
5.750% due 04/07/21 ~	6,888,000	7,250,162
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	4,400,000	4,428,804
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	1,400,000	1,451,392
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	1,100,000	1,146,382
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	1,900,000	1,939,387
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	5,900,000	6,358,631

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands II BV (Israel) 3.250% due 04/15/22	EUR 6,100,000	$6,197,875
Tyson Foods Inc 2.602% (USD LIBOR + 0.450%) due 08/21/20 §	$1,100,000	1,100,177
Zimmer Biomet Holdings Inc
2.700% due 04/01/20	9,800,000	9,817,498
3.150% due 04/01/22	4,100,000	4,180,664

		246,673,891

Energy - 2.4%

ANR Pipeline Co 9.625% due 11/01/21	2,300,000	2,626,065
Baker Hughes a GE Co LLC 2.773% due 12/15/22	3,600,000	3,662,418
BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	2,200,000	2,280,243
BP Capital Markets America Inc 2.520% due 09/19/22	2,000,000	2,024,833
El Paso Natural Gas Co LLC 8.625% due 01/15/22	4,500,000	5,103,154
Enbridge Inc (Canada)
2.819% (USD LIBOR + 0.700%) due 06/15/20 §	5,300,000	5,310,053
2.900% due 07/15/22	1,000,000	1,019,339
Energy Transfer Operating LP
4.150% due 10/01/20	3,090,000	3,136,466
4.250% due 03/15/23	2,700,000	2,823,177
7.500% due 10/15/20	3,900,000	4,099,478
Florida Gas Transmission Co LLC 5.450% due 07/15/20 ~	1,000,000	1,023,229
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	3,100,000	3,152,265
MPLX LP
3.002% (USD LIBOR + 0.900%) due 09/09/21 §	2,700,000	2,709,340
3.500% due 12/01/22 ~	1,400,000	1,440,838
Occidental Petroleum Corp 2.900% due 08/15/24	7,000,000	7,060,994
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 Y ~	667,634	664,302
7.350% due 12/01/26 Y ~	1,963,117	1,182,778
Odebrecht Oil & Gas Finance Ltd (Brazil) 3.161% due 10/28/19 Y ~	1,012,000	12,650
Petroleos Mexicanos (Mexico) 6.840% due 01/23/30 ~	6,700,000	6,940,865
Phillips 66 2.732% (USD LIBOR + 0.600%) due 02/26/21 §	1,200,000	1,200,063
Plains All American Pipeline LP
2.600% due 12/15/19	2,250,000	2,250,294
3.650% due 06/01/22	4,400,000	4,515,152
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	1,490,374	1,669,234
9.750% due 01/06/27 ~	4,953,828	5,808,413
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	9,730,000	10,053,599
Woodside Finance Ltd (Australia) 4.600% due 05/10/21 ~	2,200,000	2,261,286

		84,030,528

Financial - 29.7%

AerCap Ireland Capital DAC (Ireland)
4.500% due 05/15/21	11,450,000	11,823,678
4.625% due 07/01/22	2,200,000	2,323,930
4.875% due 01/16/24	10,100,000	10,913,756
5.000% due 10/01/21	1,300,000	1,367,213
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	7,831,155

	Principal Amount	Value
AIG Global Funding 3.350% due 06/25/21 ~	$6,400,000	$6,523,520
Air Lease Corp
3.500% due 01/15/22	3,700,000	3,796,243
4.250% due 02/01/24	2,800,000	2,968,281
Aircastle Ltd 5.500% due 02/15/22	1,710,000	1,820,200
Ally Financial Inc 7.500% due 09/15/20	300,000	314,310
Ambac LSNI LLC (Cayman) 7.104% (USD LIBOR + 5.000%) due 02/12/23 § ~	6,589,373	6,671,740
American Express Co
2.500% due 07/30/24	6,700,000	6,759,124
3.375% due 05/17/21	6,200,000	6,325,708
3.400% due 02/27/23	8,300,000	8,624,409
3.700% due 08/03/23	6,200,000	6,536,783
American Tower Corp REIT
2.250% due 01/15/22	999,000	1,000,484
3.000% due 06/15/23	900,000	921,269
3.375% due 05/15/24	9,500,000	9,889,656
Assurant Inc 3.363% (USD LIBOR + 1.250%) due 03/26/21 §	1,367,000	1,367,132
Australia & New Zealand Banking Group Ltd (Australia)
2.584% (USD LIBOR + 0.460%) due 05/17/21 § ~	6,100,000	6,127,354
3.300% due 05/17/21	6,200,000	6,329,260
AvalonBay Communities Inc REIT 3.500% due 11/15/24	500,000	531,800
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	7,000,000	7,188,650
AXA Equitable Holdings Inc 3.900% due 04/20/23	3,000,000	3,139,011
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.875% due 05/24/22 ~	EUR 600,000	687,159
6.750% due 02/18/20 ~	2,200,000	2,445,944
8.875% due 04/14/21 ~	5,800,000	7,003,256
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/49 * Y ~	1,000,000	234,339
4.750% due 01/15/49 * Y ~	5,600,000	1,312,300
Bank of America Corp
2.749% (USD LIBOR + 0.650%) due 10/01/21 §	$8,500,000	8,527,422
2.917% (USD LIBOR + 0.790%) due 03/05/24 §	7,190,000	7,205,759
3.283% (USD LIBOR + 1.000%) due 04/24/23 §	9,700,000	9,780,893
3.300% due 01/11/23	3,839,000	3,971,339
3.864% due 07/23/24	4,900,000	5,163,416
4.100% due 07/24/23	2,300,000	2,457,393
Bank of Ireland (Ireland) 7.375% due 06/18/20 ~	EUR 7,000,000	7,942,911
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	$7,400,000	7,793,030
Barclays Bank PLC (United Kingdom)
7.625% due 11/21/22	400,000	441,286
10.179% due 06/12/21 ~	6,900,000	7,718,565
Barclays PLC (United Kingdom)
3.200% due 08/10/21	13,600,000	13,733,280
3.684% due 01/10/23	1,300,000	1,322,709
4.291% (USD LIBOR + 2.110%) due 08/10/21 §	9,800,000	9,999,421
4.610% due 02/15/23	4,200,000	4,365,260
7.750% due 09/15/23	1,400,000	1,457,939
8.000% due 12/15/20	EUR 7,225,000	8,436,135
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$361,000	377,249
BBVA USA 3.500% due 06/11/21	8,000,000	8,134,271

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
BNP Paribas SA (France) 3.500% due 03/01/23 ~	$500,000	$516,443
BOC Aviation Ltd (Singapore)
2.750% due 09/18/22 ~	800,000	800,428
3.316% (USD LIBOR + 1.050%) due 05/02/21 § ~	2,600,000	2,610,790
3.500% due 10/10/24 ~	4,700,000	4,828,030
Boston Properties LP REIT
2.900% due 03/15/30	3,500,000	3,487,626
3.850% due 02/01/23	5,200,000	5,457,943
BPCE SA (France) 4.000% due 09/12/23 ~	4,850,000	5,118,476
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	3,400,000	3,482,440
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,848,425
Capital One Financial Corp
2.400% due 10/30/20	900,000	902,705
2.716% (USD LIBOR + 0.450%) due 10/30/20 §	10,900,000	10,918,801
CBL & Associates LP REIT 4.600% due 10/15/24	3,760,000	2,500,400
Citibank NA
2.844% due 05/20/22	10,400,000	10,508,939
3.650% due 01/23/24	8,000,000	8,479,801
Citigroup Inc
2.350% due 08/02/21	4,000,000	4,019,511
2.650% due 10/26/20	1,900,000	1,911,924
2.700% due 10/27/22	200,000	202,940
2.750% due 04/25/22	9,400,000	9,543,421
2.876% due 07/24/23	3,000,000	3,042,325
3.161% (USD LIBOR + 1.023%) due 06/01/24 §	4,600,000	4,633,508
3.236% (USD LIBOR + 0.960%) due 04/25/22 §	6,700,000	6,773,036
3.568% (USD LIBOR + 1.430%) due 09/01/23 §	600,000	610,596
Cooperatieve Rabobank UA (Netherlands)
3.125% due 04/26/21	7,500,000	7,630,893
5.500% due 06/29/20 ~	EUR 2,900,000	3,261,371
6.625% due 06/29/21 ~	6,600,000	7,856,821
Credit Agricole SA (France) 3.750% due 04/24/23 ~	$6,200,000	6,484,573
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	3,200,000	3,571,405
Credit Suisse Group AG (Switzerland) 3.372% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,243,211
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.450% due 04/16/21	2,350,000	2,389,321
3.800% due 09/15/22	11,000,000	11,432,651
3.800% due 06/09/23	5,200,000	5,433,399
4.590% (USD LIBOR + 2.290%) due 04/16/21 §	5,500,000	5,647,506
Crown Castle International Corp REIT
2.250% due 09/01/21	2,600,000	2,602,797
3.700% due 06/15/26	2,277,000	2,414,816
4.875% due 04/15/22	2,376,000	2,526,773
Deutsche Bank AG (Germany)
2.700% due 07/13/20	7,800,000	7,785,220
3.150% due 01/22/21	6,400,000	6,387,360
3.273% (USD LIBOR + 0.970%) due 07/13/20 §	5,100,000	5,088,593
3.358% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,633,701
3.950% due 02/27/23	9,200,000	9,339,043
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	6,700,000	6,791,794
Digital Realty Trust LP REIT 3.600% due 07/01/29	8,500,000	8,857,729
4.450% due 07/15/28	4,600,000	5,090,625

	Principal Amount	Value
EPR Properties REIT 4.500% due 04/01/25	$2,200,000	$2,320,708
Equinix Inc REIT 2.875% due 03/15/24	EUR 4,000,000	4,532,864
Essex Portfolio LP REIT 3.375% due 04/15/26	$5,200,000	5,438,940
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	4,000,000	3,991,336
GE Capital UK Funding UnLtd Co 5.875% due 11/04/20	GBP 1,400,000	1,801,214
HCP Inc REIT 4.000% due 12/01/22	$1,297,000	1,358,900
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	12,300,000	12,491,677
4.342% (USD LIBOR + 2.240%) due 03/08/21 §	9,700,000	9,945,952
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,500,000	1,535,914
ING Groep NV (Netherlands)
3.085% (USD LIBOR + 1.000%) due 10/02/23 §	500,000	502,379
3.150% due 03/29/22	1,000,000	1,022,919
Intesa Sanpaolo SPA (Italy) 3.250% due 09/23/24 ~	8,000,000	7,988,359
Jackson National Life Global Funding
2.375% due 09/15/22 ~	8,500,000	8,550,813
2.618% (USD LIBOR + 0.480%) due 06/11/21 § ~	4,300,000	4,311,684
JPMorgan Chase & Co
2.400% due 06/07/21	9,400,000	9,456,519
2.755% (USD LIBOR + 0.610%) due 06/18/22 §	7,100,000	7,124,052
3.514% due 06/18/22	7,500,000	7,677,570
3.797% due 07/23/24	1,500,000	1,583,957
JPMorgan Chase Bank NA 3.086% due 04/26/21	17,200,000	17,292,498
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	6,100,000	6,229,713
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,748,514
Lloyds Bank PLC (United Kingdom)
2.250% due 08/14/22	10,600,000	10,593,455
3.300% due 05/07/21	5,800,000	5,901,611
5.125% due 03/07/25 ~	GBP 2,000,000	3,001,502
5.800% due 01/13/20 ~	$6,600,000	6,666,169
Lloyds Banking Group PLC (United Kingdom)
2.959% (USD LIBOR + 0.800%) due 06/21/21 §	7,400,000	7,418,951
4.450% due 05/08/25	4,500,000	4,847,336
Logicor Financing Sarl (Luxembourg) 1.500% due 11/14/22 ~	EUR 6,000,000	6,767,684
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,208,371
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,311,492
Mitsubishi UFJ Financial Group Inc (Japan)
2.623% due 07/18/22	8,600,000	8,672,591
3.455% due 03/02/23	10,500,000	10,874,653
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 3.406% due 02/28/22 ~	1,800,000	1,836,939
Mizuho Financial Group Inc (Japan) 2.555% due 09/13/25	8,600,000	8,583,302
Morgan Stanley
2.731% (USD LIBOR + 0.550%) due 02/10/21 §	6,000,000	6,005,724
3.407% (USD LIBOR + 1.220%) due 05/08/24 §	5,000,000	5,072,049
3.458% (USD LIBOR + 1.180%) due 01/20/22 §	9,600,000	9,694,922
3.750% due 02/25/23	3,000,000	3,140,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
National Retail Properties Inc REIT 3.500% due 10/15/27	$5,600,000	$5,868,522
Nationwide Building Society (United Kingdom) 3.622% due 04/26/23 ~	1,600,000	1,631,941
Navient Corp 8.000% due 03/25/20	300,000	306,750
New York Life Global Funding 2.900% due 01/17/24 ~	3,000,000	3,095,429
Omega Healthcare Investors Inc REIT
4.375% due 08/01/23	2,200,000	2,320,181
4.750% due 01/15/28	590,000	639,094
Oversea-Chinese Banking Corp Ltd (Singapore) 2.574% (USD LIBOR + 0.450%) due 05/17/21 § ~	5,000,000	5,008,485
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	8,100,000	8,556,840
PNC Bank NA 2.709% (USD LIBOR + 0.450%) due 07/22/22 §	3,500,000	3,500,331
Protective Life Global Funding 3.104% due 04/15/24 ~	8,800,000	9,079,846
Public Storage REIT
2.370% due 09/15/22	7,200,000	7,272,940
3.094% due 09/15/27	4,300,000	4,522,567
Realty Income Corp REIT 3.250% due 10/15/22	3,000,000	3,096,948
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,803,794
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,741,354
Royal Bank of Scotland Group PLC (United Kingdom)
4.269% due 03/22/25	4,600,000	4,813,649
7.500% due 08/10/20	2,797,000	2,863,429
8.625% due 08/15/21	4,400,000	4,722,740
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	8,200,000	8,238,015
Santander UK PLC (United Kingdom) 3.400% due 06/01/21	6,400,000	6,512,712
Service Properties Trust REIT
4.250% due 02/15/21	2,500,000	2,534,481
4.950% due 10/01/29	8,400,000	8,321,440
Simon Property Group LP REIT
2.500% due 09/01/20	6,400,000	6,422,209
2.750% due 06/01/23	5,000,000	5,111,440
Skandinaviska Enskilda Banken AB (Sweden)
2.554% (USD LIBOR + 0.430%) due 05/17/21 § ~	6,200,000	6,218,352
3.250% due 05/17/21 ~	6,300,000	6,409,392
SL Green Realty Corp REIT 4.500% due 12/01/22	2,400,000	2,528,046
Societe Generale SA (France) 4.250% due 09/14/23 ~	6,000,000	6,370,689
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	8,045,794
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,260,000
Stadshypotek AB (Sweden) 2.500% due 04/05/22 ~	6,200,000	6,298,600
Standard Chartered PLC (United Kingdom) 2.744% due 09/10/22 ~	8,800,000	8,812,714
State Bank of India (India) 4.000% due 01/24/22 ~	5,900,000	6,056,788
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	8,210,578
Sumitomo Mitsui Banking Corp (Japan) 2.514% due 01/17/20	7,000,000	7,007,688

	Principal Amount	Value
Sumitomo Mitsui Financial Group Inc (Japan) 2.696% due 07/16/24	$8,400,000	$8,501,107
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	4,600,000	4,693,811
Synchrony Bank 3.650% due 05/24/21	8,300,000	8,461,509
Synchrony Financial 5.150% due 03/19/29	4,700,000	5,217,895
Tesco Property Finance PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 98,191	156,033
5.801% due 10/13/40 ~	195,100	315,688
The Charles Schwab Corp 2.650% due 01/25/23	$8,100,000	8,255,003
The Goldman Sachs Group Inc
3.036% (USD LIBOR + 0.780%) due 10/31/22 §	9,800,000	9,831,228
3.200% due 02/23/23	7,100,000	7,296,707
3.319% (USD LIBOR + 1.200%) due 09/15/20 §	8,400,000	8,466,066
3.328% (USD LIBOR + 1.170%) due 05/15/26 §	5,400,000	5,431,642
The Toronto-Dominion Bank (Canada)
2.250% due 03/15/21 ~	7,700,000	7,740,822
2.500% due 01/18/22 ~	2,900,000	2,940,518
3.350% due 10/22/21 ~	3,200,000	3,294,370
UBS AG (Switzerland) 2.350% due 03/26/20	1,400,000	1,402,350
UBS Group Funding Switzerland AG (Switzerland)
2.650% due 02/01/22 ~	1,100,000	1,110,205
3.000% due 04/15/21 ~	12,600,000	12,754,548
4.125% due 04/15/26 ~	7,100,000	7,730,047
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	11,800,000	13,844,395
Washington Prime Group LP REIT
3.850% due 04/01/20	3,400,000	3,388,916
6.450% due 08/15/24	6,280,000	6,171,984
Wells Fargo & Co
3.000% due 02/19/25	500,000	513,760
3.750% due 01/24/24	300,000	317,914
5.889% (USD LIBOR + 3.770%) due 12/15/19 §	8,978,000	9,101,447
Wells Fargo Bank NA
2.082% due 09/09/22	8,600,000	8,581,925
3.550% due 08/14/23	4,600,000	4,836,304
Westpac Banking Corp (Australia) 2.100% due 02/25/21 ~	6,200,000	6,214,037

		1,028,552,284

Industrial - 3.6%

AP Moller - Maersk AS ‘B’ (Denmark) 4.500% due 06/20/29 ~	8,600,000	9,100,331
Arrow Electronics Inc
3.250% due 09/08/24	6,700,000	6,815,730
3.500% due 04/01/22	4,600,000	4,696,050
Aviation Capital Group LLC
2.875% due 01/20/22 ~	7,300,000	7,332,179
4.125% due 08/01/25 ~	6,620,000	6,912,358
Central Japan Railway Co (Japan) 2.800% due 02/23/22 ~	2,200,000	2,228,032
CNH Industrial Capital LLC 4.875% due 04/01/21	3,500,000	3,631,880
Fortive Corp 2.350% due 06/15/21	2,000,000	2,003,463
Fortune Brands Home & Security Inc 3.250% due 09/15/29	8,200,000	8,181,499
General Electric Co 0.214% (EUR LIBOR + 0.300%) due 05/28/20 §	EUR 3,100,000	3,368,045
4.625% due 01/07/21	$700,000	718,370

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
4.650% due 10/17/21	$1,000,000	$1,040,375
5.550% due 05/04/20	1,100,000	1,115,944
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	4,600,000	4,830,000
John Deere Capital Corp 2.652% (USD LIBOR + 0.550%) due 06/07/23 §	100,000	100,365
Kansas City Southern 3.125% due 06/01/26	9,800,000	10,009,658
Komatsu Finance America Inc 2.437% due 09/11/22 ~	5,660,000	5,672,525
Martin Marietta Materials Inc 2.656% (USD LIBOR + 0.500%) due 12/20/19 §	4,000,000	4,000,811
Masco Corp 7.125% due 03/15/20	800,000	815,955
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	795,685
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	500,000	503,031
3.375% due 02/01/22 ~	2,000,000	2,041,939
4.875% due 07/11/22 ~	2,600,000	2,771,122
Platin 1426 GmbH (Germany) 6.875% due 06/15/23 ~	EUR 3,200,000	3,418,084
Rockwell Collins Inc
2.800% due 03/15/22	$6,500,000	6,609,359
3.100% due 11/15/21	3,150,000	3,197,213
Rolls-Royce PLC (United Kingdom) 2.375% due 10/14/20 ~	1,200,000	1,201,524
SMBC Aviation Capital Finance DAC (Ireland)
3.000% due 07/15/22 ~	3,800,000	3,842,523
4.125% due 07/15/23 ~	1,800,000	1,893,257
Spirit AeroSystems Inc
2.919% (USD LIBOR + 0.800%) due 06/15/21 §	1,500,000	1,499,195
3.950% due 06/15/23	5,000,000	5,188,924
Textron Inc 2.731% (USD LIBOR + 0.550%) due 11/10/20 §	7,000,000	6,998,072

		122,533,498

Technology - 2.4%

Broadcom Corp
2.200% due 01/15/21	5,000,000	4,983,065
2.650% due 01/15/23	2,400,000	2,399,378
3.000% due 01/15/22	3,200,000	3,232,149
3.625% due 01/15/24	3,300,000	3,378,589
3.875% due 01/15/27	3,300,000	3,320,000
Broadcom Inc
3.125% due 04/15/21 ~	8,900,000	8,987,724
3.125% due 10/15/22 ~	1,800,000	1,823,318
Dell International LLC
4.420% due 06/15/21 ~	6,325,000	6,523,337
5.450% due 06/15/23 ~	11,000,000	11,985,319
EMC Corp 2.650% due 06/01/20	600,000	600,280
Micron Technology Inc 4.975% due 02/06/26	4,000,000	4,312,063
NetApp Inc 3.250% due 12/15/22	2,400,000	2,445,313
NXP BV (Netherlands)
4.125% due 06/01/21 ~	5,700,000	5,850,523
4.625% due 06/15/22 ~	1,100,000	1,152,886
4.625% due 06/01/23 ~	6,000,000	6,397,652
4.875% due 03/01/24 ~	5,900,000	6,404,497
VMware Inc
2.300% due 08/21/20	3,300,000	3,302,234
2.950% due 08/21/22	6,200,000	6,290,273

		83,388,600

	Principal Amount	Value
Utilities - 2.4%

American Transmission Systems Inc 5.250% due 01/15/22 ~	$1,900,000	$2,025,066
DTE Electric Co 4.050% due 05/15/48	100,000	116,109
Duke Energy Corp 2.675% (USD LIBOR + 0.500%) due 05/14/21 § ~	6,200,000	6,226,684
Enel Finance International (Italy) 4.250% due 09/14/23 ~	4,250,000	4,516,934
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,684,043
Entergy Corp 4.000% due 07/15/22	1,900,000	1,983,785
Evergy Inc 2.450% due 09/15/24	8,800,000	8,794,951
Fortis Inc (Canada) 2.100% due 10/04/21	1,800,000	1,794,543
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	4,800,000	4,824,937
NextEra Energy Capital Holdings Inc
2.544% (USD LIBOR + 0.400%) due 08/21/20 §	7,400,000	7,400,490
2.800% due 01/15/23	6,500,000	6,613,923
2.852% (USD LIBOR + 0.720%) due 02/25/22 §	6,200,000	6,258,346
2.900% due 04/01/22	5,000,000	5,095,091
3.200% due 02/25/22	6,300,000	6,444,944
Oncor Electric Delivery Co LLC 7.000% due 09/01/22	2,400,000	2,730,762
PECO Energy Co 1.700% due 09/15/21	3,600,000	3,580,361
Public Service Enterprise Group Inc 2.000% due 11/15/21	1,900,000	1,894,811
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,233,861
Southwestern Electric Power Co 3.550% due 02/15/22	1,500,000	1,540,995
The Southern Co 3.250% due 07/01/26	5,700,000	5,893,671

		83,654,307

Total Corporate Bonds & Notes (Cost $1,995,504,372)		2,030,216,656

SENIOR LOAN NOTES - 0.2%

Communications - 0.1%

Entercom Media Corp Term B 4.804% (USD LIBOR + 2.750%) due 11/18/24 §	969,489	971,550

Industrial - 0.1%

NCI Building Systems Inc 5.789% (USD LIBOR + 3.750%) due 04/12/25 §	3,950,000	3,872,647

Total Senior Loan Notes (Cost $4,899,432)		4,844,197

MORTGAGE-BACKED SECURITIES - 55.8%

Collateralized Mortgage Obligations - Commercial - 1.9%

Ashford Hospitality Trust 3.028% (USD LIBOR + 1.000%) due 05/15/35 § ~	7,400,000	7,402,584

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Capmark Mortgage Securities Inc (IO) 1.304% due 05/15/35 §	$139,520	$1,204
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,802,281
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	8,247,006
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	9,599,603
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.372% due 08/25/22 §	20,426,325	645,108
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	7,178,395
JP Morgan Chase Commercial Mortgage Securities Trust
3.028% (USD LIBOR + 1.000%) due 06/15/32 § ~	7,103,406	7,108,064
3.600% (USD LIBOR + 1.450%) due 12/15/31 § ~	10,300,000	10,312,916
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	7,000,000	7,201,048

		63,498,209

Collateralized Mortgage Obligations - Residential - 5.5%

Alternative Loan Trust
2.188% (USD LIBOR + 0.170%) due 07/25/46 §	1,155,685	1,135,005
2.638% (USD LIBOR + 0.620%) due 10/25/35 §	78,700	65,850
Alternative Loan Trust (IO) 2.982% (5.000% - USD LIBOR) due 05/25/35 §	1,573,942	154,760
Banc of America Funding Trust
2.476% due 08/25/47 § ~	5,782,439	5,415,590
4.701% due 02/20/36 §	718,288	720,972
Banc of America Mortgage Trust 6.000% due 05/25/37	3,162,855	2,903,881
BCAP LLC Trust
4.882% due 03/26/37 § ~	388,362	392,862
5.250% due 02/26/36 § ~	1,626,539	1,201,480
5.250% due 08/26/37 § ~	1,414,535	1,442,209
Bear Stearns Adjustable Rate Mortgage Trust 4.433% due 08/25/33 §	909,393	908,969
Bear Stearns ALT-A Trust 3.980% due 01/25/36 §	2,011,767	2,072,870
Bear Stearns Structured Products Inc Trust
3.615% due 12/26/46 §	690,021	601,464
4.082% due 01/26/36 §	860,655	788,581
CHL Mortgage Pass-Through Trust
2.658% (USD LIBOR + 0.640%) due 03/25/35 §	684,617	702,530
3.803% due 08/25/34 §	83,621	80,176
4.118% due 05/20/34 §	590,092	601,256
6.500% due 10/25/37	1,262,090	1,013,020
Citigroup Mortgage Loan Trust
4.539% due 08/25/36 §	1,105,306	1,053,868
4.566% due 08/25/35 §	224,347	201,523
Credit Suisse First Boston Mortgage Securities Corp 3.044% due 03/25/32 § ~	159,429	156,350
DSLA Mortgage Loan Trust 4.489% due 07/19/44 §	560,016	580,123
Fannie Mae
2.279% (USD LIBOR + 0.060%) due 07/25/37 §	138,794	136,490
2.441% (USD LIBOR + 0.400%) due 04/18/28 §	46,888	47,001
2.491% (USD LIBOR + 0.450%) due 10/18/30 §	304	306

	Principal Amount	Value
5.000% due 03/25/21	$4,161	$4,191
5.796% due 10/25/42 §	523,713	590,921
Fannie Mae (IO) 4.682% (6.700% - USD LIBOR) due 10/25/35 §	3,259	570
First Horizon Alternative Mortgage Securities Trust
3.896% due 03/25/35 §	686,134	562,999
4.309% due 06/25/34 §	2,555,827	2,587,997
Freddie Mac
2.378% (USD LIBOR + 0.350%) due 12/15/29 §	9,026	8,877
2.428% (USD LIBOR + 0.400%) due 06/15/41 §	4,839,905	4,843,867
7.000% due 09/15/21	2,823	2,857
7.500% due 01/15/23 - 09/20/26	253,140	273,230
Freddie Mac Structured Pass-Through Certificates
3.646% (US FED + 1.200%) due 10/25/44 §	1,017,670	1,029,360
3.846% (US FED + 1.400%) due 07/25/44 §	5,060,028	5,225,397
Government National Mortgage Association
2.599% (USD LIBOR + 0.370%) due 10/20/66 §	622,315	622,120
2.729% (USD LIBOR + 0.500%) due 04/20/64 §	4,424,772	4,428,201
2.779% (USD LIBOR + 0.550%) due 05/20/65 §	1,593,313	1,589,576
2.829% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	10,173,840	10,168,647
2.879% (USD LIBOR + 0.650%) due 07/20/63 §	2,816,465	2,819,617
2.979% (USD LIBOR + 0.750%) due 01/20/66 §	7,026,010	7,063,169
3.629% (USD LIBOR + 0.750%) due 04/20/67 §	8,328,283	8,475,914
Great Hall Mortgages No 1 PLC (United Kingdom) 2.275% (USD LIBOR + 0.130%) due 06/18/39 § ~	4,481,197	4,358,264
GreenPoint Mortgage Funding Trust 2.558% (USD LIBOR + 0.540%) due 11/25/45 §	46,232	41,185
HarborView Mortgage Loan Trust 2.178% (USD LIBOR + 0.160%) due 05/25/38 §	1,445,159	1,269,371
Hawksmoor Mortgages (United Kingdom) 1.760% (SONIA + 1.050%) due 05/25/53 § ~	GBP 33,500,000	41,283,534
Impac CMB Trust 2.558% (USD LIBOR + 0.540%) due 05/25/35 §	$62,230	62,125
Impac Secured Assets Trust 2.188% (USD LIBOR + 0.170%) due 01/25/37 §	114,253	113,857
IndyMac ARM Trust 3.671% due 01/25/32 §	13,837	13,886
JP Morgan Alternative Loan Trust
2.198% (USD LIBOR + 0.180%) due 05/25/36 §	3,428,430	3,165,506
6.000% due 12/27/36 ~	1,376,141	1,125,709
JP Morgan Mortgage Trust 2.318% (USD LIBOR + 0.300%) due 10/25/35 §	2,081,057	1,754,033
Lehman Mortgage Trust 5.750% due 02/25/37	8,239,327	7,446,456
MASTR Adjustable Rate Mortgages Trust 4.791% due 04/21/34 §	18,282	18,737
MASTR Alternative Loan Trust 2.418% (USD LIBOR + 0.400%) due 03/25/36 §	697,673	127,347

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Merrill Lynch Alternative Note Asset Trust 2.198% (USD LIBOR + 0.180%) due 04/25/37 §	$10,485	$10,545
Merrill Lynch Mortgage Investors Trust
2.268% (USD LIBOR + 0.250%) due 11/25/35 §	2,643	2,662
4.332% due 06/25/35 §	36,700	37,215
PHH Alternative Mortgage Trust 2.178% (USD LIBOR + 0.160%) due 02/25/37 §	12,940,643	10,815,806
Provident Funding Mortgage Loan Trust 4.869% due 04/25/34 §	2,439	2,463
RBSSP Resecuritization Trust 6.232% due 12/26/36 § ~	684,150	408,538
Reperforming Loan REMIC Trust 2.358% (USD LIBOR + 0.340%) due 06/25/35 § ~	1,862,848	1,797,358
Residential Asset Securitization Trust (IO) 2.932% (4.950% - USD LIBOR) due 11/25/35 §	2,559,569	407,011
Residential Mortgage Securities PLC (United Kingdom) 1.931% (GBP LIBOR + 1.150%) due 06/15/46 § ~	GBP 840,872	1,036,274
Resloc UK PLC (United Kingdom) 0.032% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 2,702,930	2,816,548
RFMSI Trust 4.337% due 09/25/35 §	$556,127	463,269
Sequoia Mortgage Trust 2.394% (USD LIBOR + 0.350%) due 07/20/33 §	545,936	539,155
Structured Adjustable Rate Mortgage Loan Trust 4.039% due 01/25/35 §	214,091	216,647
Structured Asset Mortgage Investments II Trust
2.228% (USD LIBOR + 0.210%) due 05/25/36 §	974,329	928,906
2.248% (USD LIBOR + 0.230%) due 02/25/36 §	1,367,899	1,262,538
2.298% (USD LIBOR + 0.280%) due 02/25/36 §	890,978	863,183
2.307% (USD LIBOR + 0.250%) due 07/19/35 §	164,100	162,961
Structured Asset Mortgage Investments Trust 2.717% (USD LIBOR + 0.660%) due 09/19/32 §	42,439	42,090
Structured Asset Securities Corp Trust 5.750% due 04/25/35	3,547,535	3,271,676
Suntrust Alternative Loan Trust (IO) 3.082% (5.100% - USD LIBOR) due 12/25/35 §	5,014,543	536,067
Towd Point Mortgage Funding PLC (United Kingdom) 1.798% (GBP LIBOR + 1.025%) due 10/20/51 §	GBP 19,819,421	24,394,109
WaMu Mortgage Pass-Through Certificates Trust
2.288% (USD LIBOR + 0.270%) due 12/25/45 §	$41,345	41,216
2.308% (USD LIBOR + 0.290%) due 10/25/45 §	45,643	45,386
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
2.832% (4.850% - USD LIBOR) due 11/25/35 §	12,533,981	1,651,719
2.932% (4.950% - USD LIBOR) due 11/25/35 §	3,335,636	567,231
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.276% (US FED + 0.830%) due 11/25/46 §	1,478,840	1,395,977
6.000% due 07/25/36	2,196,161	2,041,306

	Principal Amount	Value
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 4.405% due 02/25/33 §	$29,561	$30,561
Wells Fargo Mortgage-Backed Securities Trust
4.658% due 10/25/33 §	44,469	45,728
4.840% due 04/25/36 §	444,837	450,191
4.912% due 03/25/36 §	63,444	64,119
4.976% due 07/25/36 §	1,713,415	1,704,559
4.977% due 12/25/34 §	158,383	164,164

		191,671,834

Fannie Mae - 26.5%

2.310% due 08/01/22	1,198,102	1,209,368
2.345% (US FED + 1.250%) due 03/01/33 §	202,589	202,849
2.870% due 09/01/27	4,800,000	5,064,318
3.000% due 04/01/27 - 08/01/49	15,316,669	15,646,634
3.000% due 11/01/49	41,000,000	41,602,187
3.000% due 12/01/49	188,000,000	190,578,700
3.330% due 11/01/21	340,065	347,787
3.333% (US FED + 1.250%) due 05/01/36 §	20,358	20,897
3.500% due 10/01/34 - 04/01/45	32,987,965	34,181,491
3.500% due 11/01/49	400,400,000	410,902,676
3.500% due 12/01/49	47,000,000	48,228,310
3.668% (USD LIBOR + 1.373%) due 09/01/35 §	102,298	104,663
3.683% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	830,664	848,522
3.839% (USD LIBOR + 1.325%) due 08/01/35 §	279,872	290,180
3.876% (USD LIBOR + 1.376%) due 07/01/33 §	20,767	21,744
3.881% (US FED + 1.250%) due 05/01/36 §	15,820	16,533
3.910% (US FED + 1.250%) due 05/01/36 §	669,793	694,603
3.913% (USD LIBOR + 1.413%) due 07/01/33 §	11,897	12,315
4.000% due 03/01/24 - 10/01/48	37,641,155	39,263,164
4.000% due 11/01/49	85,550,000	88,834,986
4.067% (USD LIBOR + 1.550%) due 09/01/33 §	21,438	22,163
4.081% (USD LIBOR + 1.324%) due 07/01/35 §	578,762	600,604
4.105% (USD LIBOR + 1.605%) due 08/01/36 §	165,916	171,952
4.163% (USD LIBOR + 1.538%) due 01/01/36 §	45,504	47,439
4.225% (UST + 2.179%) due 12/01/22 §	2,238	2,279
4.232% (USD LIBOR + 1.357%) due 12/01/34 §	968,108	1,002,129
4.293% (USD LIBOR + 1.418%) due 12/01/34 §	2,863	3,000
4.352% (USD LIBOR + 1.455%) due 04/01/35 §	377,603	393,137
4.416% (UST + 1.695%) due 02/01/33 §	175,573	181,736
4.500% due 04/01/23 - 11/01/48	8,398,133	8,917,885
4.507% (USD LIBOR + 1.632%) due 11/01/34 §	6,175	6,469
4.555% (UST + 2.055%) due 04/01/34 §	51,576	51,861
4.595% (UST + 2.095%) due 04/01/27 §	5,362	5,382
4.675% (UST + 1.925%) due 02/01/33 §	4,605	4,752
4.679% (UST + 1.975%) due 03/01/34 §	12,317	13,021

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
4.699% (UST + 2.131%) due 01/01/23 §	$18,354	$18,560
4.700% (USD LIBOR + 1.700%) due 03/01/33 §	6,280	6,558
4.715% (UST + 2.025%) due 01/01/34 §	6,976	7,328
4.715% (USD LIBOR + 1.840%) due 09/01/35 §	55,090	57,906
4.726% (UST + 2.360%) due 11/01/34 §	1,756,932	1,864,659
4.740% (USD LIBOR + 1.740%) due 08/01/34 §	670	700
4.875% (USD LIBOR + 2.250%) due 06/01/34 §	4,348	4,587
5.000% due 05/01/25 - 02/01/44	4,223,739	4,578,924
5.064% (US FED + 1.722%) due 09/01/34 §	87,387	92,598
5.500% due 07/01/20 - 10/01/49	13,728,742	14,716,701
6.000% due 11/01/34 - 10/01/49	6,329,719	7,096,238
6.500% due 11/01/21 - 09/01/37	768,283	865,210
7.500% due 01/01/33	17,140	19,985
8.000% due 05/01/30	3,456	3,525
8.500% due 07/01/32	861	870

		918,830,085

Federal Housing Authority - 0.0%

6.896% due 07/01/20	7,346	7,376
7.430% due 10/01/20	2,405	2,416

		9,792

Freddie Mac - 0.9%
3.820% (USD LIBOR + 1.345%) due 09/01/35 §	163,298	169,218
4.000% due 12/01/47 - 01/01/49	25,236,393	26,279,994
4.625% (UST + 2.250%) due 07/01/32 §	8,114	8,426
4.678% (UST + 2.137%) due 01/01/28 §	5,462	5,598
4.750% (UST + 2.250%) due 05/01/32 §	2,801	2,871
4.875% (UST + 2.249%) due 03/01/32 §	27,835	29,294
4.907% (UST + 2.249%) due 03/01/32 §	22,829	23,757
4.927% (UST + 2.237%) due 05/01/23 §	949	964
5.500% due 03/01/23 - 05/01/40	4,606,640	5,180,724
6.000% due 03/01/21 - 10/01/22	119,542	132,141
7.000% due 10/01/37	26,195	30,046

		31,863,033

Government National Mortgage Association - 21.0%

3.000% due 10/01/49 - 11/01/49	34,155,000	30,660,347
3.500% due 11/01/49	121,500,000	125,837,930
3.750% (UST + 1.500%) due 07/20/23 - 09/20/32 §	273,198	281,293
3.875% (UST + 1.500%) due 05/20/22 - 06/20/32 §	578,475	592,076
4.000% (UST + 1.500%) due 01/20/23 - 03/20/33 §	419,660	430,626
4.000% due 03/15/44 - 11/01/49	43,034,032	44,988,063
4.000% due 10/01/49	138,996,000	144,563,985
4.000% due 11/01/49	117,704,000	122,384,574
4.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	365,784	374,151
4.250% (UST + 2.000%) due 08/20/20 - 07/20/24 §	35,351	35,571
4.500% (UST + 2.000%) due 03/20/29 §	27,118	27,236

	Principal Amount	Value
4.500% due 06/20/48 - 10/01/49	$33,323,009	$34,869,270
4.500% due 11/01/49	83,000,000	86,683,126
4.625% (UST + 2.000%) due 11/20/24 §	53,280	53,593
5.000% due 05/15/33 - 12/01/49	78,246,531	82,871,671
5.000% due 11/01/49	49,675,000	52,319,806
6.000% due 06/15/38 - 09/15/38	11,523	12,928
7.500% due 07/15/31 - 12/15/31	25,261	29,948
8.000% due 12/15/29 - 08/15/32	190,873	208,684
8.500% due 08/15/22 - 12/15/30	231,188	237,294
9.000% due 02/15/20 - 04/15/20	120	120
10.000% due 07/15/22 - 02/15/25	51	51

		727,462,343

Total Mortgage-Backed Securities (Cost $1,921,782,975)		1,933,335,296

ASSET-BACKED SECURITIES - 8.6%

ABFC Trust 2.843% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,454,905
Ally Auto Receivables Trust 2.720% due 05/17/21	2,198,156	2,199,636
Ares XXIX CLO Ltd (Cayman) 3.493% (USD LIBOR + 1.190%) due 04/17/26 § ~	2,954,529	2,957,112
Argent Securities Inc Asset-Backed Pass-Through Certificates 2.398% (USD LIBOR + 0.380%) due 02/25/36 §	2,240,510	1,870,737
Bear Stearns Asset-Backed Securities I Trust 2.128% (USD LIBOR + 0.110%) due 04/25/31 §	307,110	466,598
Bear Stearns Asset-Backed Securities Trust 4.118% (USD LIBOR + 2.100%) due 03/25/35 §	1,205,889	1,214,587
Catamaran CLO Ltd (Cayman) 3.700% (USD LIBOR + 1.400%) due 10/18/26 § ~	4,280,794	4,288,026
Cent CLO 24 Ltd (Cayman) 3.373% (USD LIBOR + 1.070%) due 10/15/26 § ~	6,200,000	6,200,000
Chase Issuance Trust 2.328% (USD LIBOR + 0.300%) due 01/15/22 §	8,000,000	8,014,387
CIT Mortgage Loan Trust 3.368% (USD LIBOR + 1.350%) due 10/25/37 § ~	4,772,301	4,837,959
Citigroup Mortgage Loan Trust
2.158% (USD LIBOR + 0.140%) due 12/25/36 §	3,784,954	3,773,162
2.168% (USD LIBOR + 0.150%) due 12/25/36 §	11,425,646	5,786,538
2.178% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,648,902	1,840,777
Countrywide Asset-Backed Certificates
2.158% (USD LIBOR + 0.140%) due 06/25/47 §	7,194,343	6,438,802
2.168% (USD LIBOR + 0.150%) due 05/25/37 §	1,317,206	1,309,221
2.468% (USD LIBOR + 0.450%) due 03/25/47 § ~	2,043,959	1,533,892
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	7,500,000	7,611,016
CWABS Asset-Backed Certificates Trust 2.158% (USD LIBOR + 0.140%) due 03/25/37 §	3,990,097	3,861,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
2.168% (USD LIBOR + 0.150%) due 02/25/37 §	$572,042	$573,033
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	28,752	28,913
Drive Auto Receivables Trust 2.308% (USD LIBOR + 0.280%) due 03/15/22 §	5,479,326	5,478,366
Dryden XXV Senior Loan Fund (Cayman) 3.203% (USD LIBOR + 0.900%) due 10/15/27 § ~	7,100,000	7,096,701
Evergreen Credit Card Trust (Canada) 1.900% due 09/15/24 ~	10,500,000	10,477,477
FBR Securitization Trust 2.783% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	27,698,000
Flagship VII Ltd CLO (Cayman) 3.398% (USD LIBOR + 1.120%) due 01/20/26 § ~	781,617	782,154
Ford Credit Auto Lease Trust 2.930% due 04/15/21	2,313,153	2,316,549
Ford Credit Floorplan Master Owner Trust ‘A’ 2.840% due 03/15/24	8,700,000	8,868,361
GSAA Home Equity Trust 2.188% (USD LIBOR + 0.170%) due 09/25/36 §	10,717,003	4,565,481
Home Equity Asset Trust 2.798% (USD LIBOR + 0.780%) due 10/25/34 §	3,182,632	3,183,225
Home Equity Mortgage Loan Asset-Backed Trust 2.338% (USD LIBOR + 0.320%) due 04/25/37 §	5,458,223	4,962,435
HSI Asset Securitization Corp Trust 2.348% (USD LIBOR + 0.330%) due 02/25/36 §	989,065	950,180
Hyundai Floorplan Master Owner Trust 2.680% due 04/15/24 ~	6,000,000	6,092,839
Imc Home Equity Loan Trust 6.720% due 08/20/29 §	1,542	1,575
IXIS Real Estate Capital Trust 2.118% (USD LIBOR + 0.100%) due 01/25/37 §	10,507,599	4,962,371
Jamestown CLO VIII Ltd (Cayman) 3.173% (USD LIBOR + 0.870%) due 01/15/28 § ~	8,400,000	8,404,607
Lehman ABS Mortgage Loan Trust 2.108% (USD LIBOR + 0.090%) due 06/25/37 § ~	1,185,979	864,126
Mastr Asset-Backed Securities Trust 2.268% (USD LIBOR + 0.250%) due 04/25/36 §	8,783,650	3,821,825
Mid-State Trust 7.791% due 03/15/38	272,283	303,256
Monarch Grove CLO 18-1 (Cayman) 3.156% (USD LIBOR + 0.880%) due 01/25/28 § ~	5,600,000	5,579,232
Morgan Stanley ABS Capital I Inc Trust
2.198% (USD LIBOR + 0.180%) due 03/25/37 §	2,942,500	1,607,254
2.238% (USD LIBOR + 0.220%) due 11/25/36 §	7,113,835	4,639,849
2.268% (USD LIBOR + 0.250%) due 03/25/37 §	4,926,977	2,720,459
Mountain Hawk III CLO Ltd (Cayman) 3.500% (USD LIBOR + 1.200%) due 04/18/25 § ~	3,271,866	3,273,924
Mountain View CLO Ltd (Cayman) 3.103% (USD LIBOR + 0.800%) due 10/15/26 § ~	6,703,871	6,684,423

	Principal Amount	Value
Navient Student Loan Trust 2.318% (USD LIBOR + 0.300%) due 07/26/66 § ~	$968,120	$968,337
Option One Mortgage Loan Trust
2.158% (USD LIBOR + 0.140%) due 02/25/37 §	5,924,876	4,510,550
2.238% (USD LIBOR + 0.220%) due 02/25/37 §	15,240,574	10,244,154
Park Place Securities Inc Asset-Backed Pass-Through Certificates 2.843% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,672,112
Penarth Master Issuer PLC (United Kingdom) 2.491 (USD LIBOR + 0.450%) due 09/18/22 § ~	7,300,000	7,300,752
People’s Choice Home Loan Securities Trust 2.538% (USD LIBOR + 0.520%) due 12/25/35 §	535,998	530,379
RAAC Trust 2.668% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,792,976
RASC Trust
2.178% (USD LIBOR + 0.160%) due 11/25/36 §	581,473	562,355
2.428% (USD LIBOR + 0.410%) due 01/25/36 §	1,650,261	1,651,494
Renaissance Home Equity Loan Trust 2.898% (USD LIBOR + 0.880%) due 08/25/33 §	183,871	184,488
Securitized Asset-Backed Receivables LLC Trust 2.678% (USD LIBOR + 0.660%) due 08/25/35 §	6,309,122	4,297,778
SLM Student Loan Trust
2.386% (USD LIBOR + 0.110%) due 10/27/25 §	347,778	347,651
2.669% (USD LIBOR + 0.550%) due 12/15/25 § ~	3,566,331	3,568,870
Sofi Consumer Loan Program Trust 2.550% due 02/25/27 ~	392,894	392,969
Soundview Home Loan Trust 2.128% (USD LIBOR + 0.110%) due 02/25/37 §	1,601,546	597,889
Structured Asset Investment Loan Trust 2.328% (USD LIBOR + 0.310%) due 01/25/36 §	8,121,923	7,793,737
Structured Asset Securities Corp Mortgage Loan Trust
2.188% (USD LIBOR + 0.170%) due 12/25/36 §	564,167	550,035
2.288% (USD LIBOR + 0.270%) due 03/25/36 §	2,278,556	2,095,085
STWD Ltd (Cayman) 3.369% (USD LIBOR + 1.080%) due 07/15/38 § ~	8,700,000	8,723,925
Telos CLO Ltd (Cayman) 3.573% (USD LIBOR + 1.270%) due 01/17/27 § ~	5,686,929	5,689,306
Terwin Mortgage Trust 2.228% (USD LIBOR + 0.210%) due 04/25/37 § ~	556,436	549,493
TICP CLO I Ltd (Cayman) 3.078% (USD LIBOR + 0.800%) due 07/20/27 § ~	1,900,000	1,894,357
Tralee CLO V Ltd (Cayman) 3.388% (USD LIBOR + 1.110%) due 10/20/28 § ~	7,300,000	7,283,492
United States Small Business Administration 6.120% due 09/01/21	48,243	49,005

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Venture XII CLO Ltd (Cayman) 2.944% (USD LIBOR + 0.800%) due 02/28/26 § ~	$7,173,454	$7,153,523
Venture XX CLO Ltd (Cayman) 3.123% (USD LIBOR + 0.820%) due 04/15/27 § ~	5,454,160	5,447,869
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	2,793,304	2,800,807
Zais CLO 1 Ltd (Cayman) 3.453% (USD LIBOR + 1.150%) due 04/15/28 § ~	7,300,000	7,309,696

Total Asset-Backed Securities (Cost $286,980,267)		297,558,367

U.S. TREASURY OBLIGATIONS - 30.7%

U.S. Treasury Bonds - 14.4%

2.500% due 02/15/45 ‡	1,300,000	1,400,318
2.750% due 08/15/42	26,200,000	29,451,373
2.750% due 11/15/42 ‡	19,000,000	21,341,973
2.875% due 05/15/43 ‡	27,500,000	31,560,010
2.875% due 08/15/45 ‡	58,800,000	67,823,363
2.875% due 05/15/49	16,700,000	19,497,250
3.000% due 11/15/44	30,000,000	35,272,077
3.000% due 02/15/48 ‡	44,300,000	52,652,108
3.125% due 02/15/42 ‡	8,000,000	9,547,031
3.125% due 02/15/43 ‡	1,900,000	2,268,199
3.125% due 08/15/44	48,400,000	58,067,320
3.375% due 05/15/44	13,300,000	16,582,399
3.625% due 08/15/43 ‡	19,600,000	25,305,007
3.750% due 11/15/43 ‡	28,300,000	37,259,824
4.250% due 05/15/39 ‡	4,900,000	6,755,205
4.375% due 11/15/39 ‡	20,700,000	29,072,986
4.375% due 05/15/40	26,400,000	37,174,009
4.500% due 08/15/39	7,700,000	10,961,371
4.625% due 02/15/40	5,500,000	7,968,232

		499,960,055

U.S. Treasury Inflation Protected Securities - 8.9%

0.375% due 07/15/27 ^	4,404,960	4,482,195
0.625% due 04/15/23 ^ ‡	27,267,768	27,510,650
0.625% due 01/15/26 ^	26,453,385	27,160,658
0.750% due 07/15/28 ^	97,393,050	102,448,338
0.750% due 02/15/42 ^	16,690,380	17,690,550
0.750% due 02/15/45 ^	2,505,850	2,639,630
0.875% due 01/15/29 ^	83,601,417	88,916,996
0.875% due 02/15/47 ^	4,463,844	4,859,542
1.000% due 02/15/46 ^	15,267,057	17,053,146
1.000% due 02/15/48 ^	12,380,641	13,926,443
1.000% due 02/15/49 ^	2,446,944	2,772,094

		309,460,242

U.S. Treasury Notes - 7.4%

1.750% due 06/30/24	25,200,000	25,417,234
1.875% due 07/31/22 ‡	30,500,000	30,735,899
2.125% due 09/30/24	15,500,000	15,912,604
2.250% due 01/31/24 ‡	6,700,000	6,891,840
2.250% due 02/15/27 ‡	30,700,000	32,035,079
2.250% due 08/15/27	73,220,000	76,563,187
2.500% due 05/15/24 ‡	26,900,000	28,018,046
2.625% due 02/15/29	36,600,000	39,629,409

		255,203,298

Total U.S. Treasury Obligations (Cost $981,901,710)		1,064,623,595

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 7.0%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 5,000,000	$5,543,923
Brazil Letras do Tesouro Nacional (Brazil) 4.800% due 04/01/20	BRL 431,950,000	101,532,288
Development Bank of Japan Inc (Japan) 1.625% due 09/01/21 ~	$3,100,000	3,079,760
2.125% due 09/01/22 ~	3,700,000	3,717,379
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,511,460
Japan Finance Organization for Municipalities (Japan)
2.000% due 09/08/20 ~	3,600,000	3,595,769
2.125% due 04/13/21 ~	2,000,000	2,004,506
2.625% due 04/20/22 ~	2,800,000	2,847,449
3.375% due 09/27/23 ~	3,200,000	3,367,582
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	8,117,232
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 19,700,000	6,637,477
Province of Ontario Canada (Canada)
3.150% due 06/02/22	CAD 11,300,000	8,838,198
4.000% due 06/02/21	16,300,000	12,758,870
4.400% due 04/14/20	$400,000	404,926
Province of Quebec Canada (Canada)
2.750% due 08/25/21	3,600,000	3,661,300
3.500% due 12/01/22	CAD 1,900,000	1,509,717
4.250% due 12/01/21	7,500,000	5,960,599
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$200,000	211,800
4.000% due 03/14/29 ~	7,100,000	7,877,010
4.500% due 04/23/28 ~	5,400,000	6,165,526
Spain Government (Spain)
0.600% due 10/31/29 ~ ‡	EUR 21,300,000	24,283,968
1.450% due 04/30/29 ~ ‡	9,700,000	11,920,514
1.850% due 07/30/35 ~ ‡	11,400,000	14,835,546
Tokyo Metropolitan Government (Japan) 2.000% due 05/17/21 ~	$3,000,000	2,994,509

Total Foreign Government Bonds & Notes (Cost $249,440,007)		243,377,308

MUNICIPAL BONDS - 0.3%

City of Chicago IL ‘B’
5.630% due 01/01/22	2,370,000	2,417,684
7.750% due 01/01/42	952,000	1,096,837
Tobacco Settlement Finance Authority ‘A’ 7.467% due 06/01/47	6,190,000	6,411,107

Total Municipal Bonds (Cost $9,124,509)		9,925,628

TOTAL INVESTMENTS - 161.2% (Cost $5,449,633,272)		5,583,881,047

TOTAL SECURITIES SOLD SHORT - (0.8%) (Proceeds $25,915,042)		(25,963,317)

DERIVATIVES - (1.4%)		(49,837,886)

OTHER ASSETS & LIABILITIES, NET - (59.0%)		(2,043,659,493)

NET ASSETS - 100.0%		$3,464,420,351

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $3,406,369 or less than 0.1% of the Fund’s net assets were in default as of September 30, 2019.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the nine-month period ended September 30, 2019 was $41,687,585 at a weighted average interest rate of 1.920%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the nine-month period ended September 30, 2019 was $398,532,391 at a weighted average interest rate of 2.485%.

(c)	Securities sold short outstanding as of September 30, 2019 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.9%)

Fannie Mae
4.000% due 10/01/49	$850,000	($882,207)
4.500% due 11/01/49	23,800,000	(25,081,110)

Total Securities Sold Short (Proceeds $25,915,042)		($25,963,317)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(d)	Reverse repurchase agreements outstanding as of September 30, 2019 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BNP	Spain Government Bonds 0.600% - 1.850% due 04/30/29 - 07/30/35	0.450%	09/24/19	10/08/19	($51,162,929)	$51,153,977	($51,153,977)
BMO	U.S. Treasury Bonds 2.750% - 3.750% due 11/15/42 - 02/15/48	2.310%	09/26/19	10/10/19	(177,160,006)	177,001,000	(177,001,000)
BRC	Entercom Media Corp 7.250% due on 11/01/24	1.450%	09/23/19	09/20/21	(5,179,549)	5,032,000	(5,032,000)

Total Reverse Repurchase Agreements							($233,186,977)

(e)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BTP	11/19	856	$86,150,686	$86,150,000	($686)
Euro-BTP	12/19	1,454	228,191,574	231,125,450	2,933,876
Euro-Bund	11/19	412	78,051,386	78,051,000	(386)
Euro-Bund	12/19	216	40,847,025	41,023,550	176,525
Euro-Buxl	12/19	111	26,852,656	26,314,126	(538,530)
Euro-OAT	11/19	564	109,856,314	109,856,000	(314)
Short Euro-BTP	12/19	337	41,277,741	41,392,531	114,790
U.S. Treasury 5-Year Notes	12/19	6,826	817,940,848	813,307,238	(4,633,610)
U.S. Treasury 10-Year Notes	12/19	302	39,402,258	39,354,375	(47,883)

					(1,996,218)

Short Futures Outstanding
Australia 3-Year Bonds	12/19	170	13,226,091	13,274,545	(48,454)
Australia 10-Year Bonds	12/19	985	96,916,345	97,961,624	(1,045,279)
Euribor	09/20	1,147	314,604,725	314,246,618	358,107
Euribor	12/20	1,543	423,168,329	422,781,828	386,501
Euro-Bobl	12/19	702	104,115,147	103,791,937	323,210
Euro-Bund	10/19	1,015	175,333,843	175,269,000	64,843
Euro-OAT	12/19	828	155,858,216	153,701,177	2,157,039
Euro-Schatz	12/19	884	108,384,045	108,231,763	152,282
U.S. Treasury 30-Year Bonds	12/19	380	60,208,322	61,678,750	(1,470,428)

					877,821

Total Futures Contracts					($1,118,397)

(f)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	4,767,000	USD	3,239,761	11/19	CIT	$-	($17,527)
AUD	3,883,000	USD	2,667,296	11/19	HSB	-	(42,597)
BRL	78,400,000	USD	20,570,690	01/20	BNP	-	(1,805,282)
BRL	122,850,000	USD	32,204,379	01/20	JPM	-	(2,799,655)
CAD	2,230,000	USD	1,681,565	10/19	GSC	1,673	-
CAD	39,302,509	USD	29,651,082	10/19	HSB	15,059	-
DKK	20,124,398	USD	3,089,679	10/19	JPM	-	(151,789)
EUR	1,011,000	USD	1,126,709	11/19	BOA	-	(21,176)
EUR	935,000	USD	1,035,416	11/19	BRC	-	(12,990)
EUR	56,481,000	USD	62,477,559	11/19	CIT	-	(715,360)
EUR	41,997,000	USD	46,496,918	11/19	HSB	-	(573,032)
EUR	1,981,000	USD	2,205,097	11/19	JPM	-	(38,865)
GBP	36,622,000	USD	44,691,735	10/19	CIT	336,827	-
GBP	4,262,000	USD	5,305,438	11/19	BNP	-	(55,957)
GBP	37,561,000	USD	46,346,165	11/19	BOA	-	(100,614)
GBP	1,871,000	USD	2,334,829	11/19	CIT	-	(30,329)
GBP	20,730,000	USD	25,332,251	11/19	CIT	200,770	-
JPY	310,200,000	USD	2,901,760	11/19	BRC	-	(24,645)
JPY	3,198,200,000	USD	30,284,635	11/19	CIT	-	(621,225)
JPY	15,865,600,000	USD	151,755,931	11/19	HSB	-	(4,601,970)
JPY	2,782,300,000	USD	26,444,232	11/19	JPM	-	(638,308)
JPY	122,700,000	USD	1,138,466	11/19	SCB	-	(419)
MXN	116,990,000	USD	6,031,524	10/19	BRC	-	(110,228)
MXN	5,948,000	USD	298,973	10/19	CIT	1,383	-
MXN	75,065,000	USD	3,852,044	10/19	JPM	-	(52,727)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
MXN	102,029,000	USD	5,233,518	10/19	MSC	$-	($69,454)
MXN	155,381,000	USD	7,888,905	11/19	CIT	-	(59,369)
MXN	5,948,000	USD	300,340	01/20	HSB	-	(3,851)
MXN	148,962,000	USD	7,412,335	01/20	JPM	6,411	-
RUB	36,096,660	USD	552,000	10/19	BNP	3,987	-
RUB	10,740,114	USD	168,202	10/19	CIT	-	(2,892)
RUB	36,547,326	USD	558,000	10/19	JPM	4,664	-
RUB	60,636,240	USD	908,000	10/19	TDB	25,415	-
USD	1,189,471	AUD	1,748,000	11/19	BNP	7,917	-
USD	1,703,707	AUD	2,517,000	11/19	RBS	2,351	-
USD	34,265,852	BRL	142,450,000	01/20	JPM	169,775	-
USD	15,431,451	BRL	58,800,000	01/20	MSC	1,357,395	-
USD	46,785,472	BRL	192,700,000	04/20	BNP	908,889	-
USD	23,488,874	BRL	96,800,000	04/20	CIT	443,450	-
USD	33,836,105	BRL	142,450,000	04/20	JPM	-	(77,332)
USD	31,237,502	CAD	41,532,509	10/19	HSB	-	(111,877)
USD	29,666,189	CAD	39,302,509	11/19	HSB	-	(15,643)
USD	40,886,209	CNH	294,564,693	03/20	DUB	-	(207,005)
USD	13,604,091	CNH	98,126,307	03/20	HSB	-	(85,008)
USD	54,968,494	CNH	396,449,266	03/20	RBS	-	(338,116)
USD	3,012,267	DKK	20,145,000	10/19	HSB	71,370	-
USD	2,949	DKK	20,000	01/20	GSC	6	-
USD	3,899,185	EUR	3,515,000	11/19	BNP	55,518	-
USD	3,935,146	EUR	3,529,000	11/19	BOA	76,170	-
USD	164,462,085	EUR	145,480,000	11/19	BRC	5,379,128	-
USD	45,313,537	EUR	40,668,000	11/19	CIT	842,918	-
USD	45,124,511	GBP	36,622,000	10/19	BOA	95,949	-
USD	80,672,446	GBP	66,502,000	11/19	BOA	-	(1,237,682)
USD	4,100,357	GBP	3,330,000	11/19	CIT	-	(1,185)
USD	28,644,561	GBP	23,166,000	11/19	CIT	111,131	-
USD	43,724,636	GBP	35,671,000	11/19	JPM	-	(211,128)
USD	31,081,440	JPY	3,287,800,000	11/19	CIT	586,987	-
USD	28,211,875	JPY	2,969,400,000	11/19	HSB	670,592	-
USD	304,284	MXN	5,948,000	10/19	HSB	3,928	-
USD	908,000	RUB	60,471,438	10/19	GSC	-	(22,878)
USD	1,163,000	RUB	76,226,742	10/19	HSB	-	(11,099)
USD	207,572	THB	6,359,387	12/19	BNP	-	(664)

Total Forward Foreign Currency Contracts						$11,379,663	($14,869,878)

(g)	Purchased options outstanding as of September 30, 2019 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.945%	12/09/19	BOA	$9,000,000	$432,000	$439
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.943%	12/12/19	GSC	2,300,000	110,400	148

							$542,400	$587

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (12/19)	$144.00	11/22/19	CME	103	$14,832,000	$886	$103

Put - U.S. Treasury 5-Year Notes (12/19)	108.00	11/22/19	CME	1,380	149,040,000	11,868	1,380
Put - U.S. Treasury 5-Year Notes (12/19)	108.25	11/22/19	CME	1,399	151,441,750	12,031	1,399
Put - U.S. Treasury 5-Year Notes (12/19)	108.50	11/22/19	CME	1,437	155,914,500	12,358	1,437
Put - U.S. Treasury 5-Year Notes (12/19)	109.00	11/22/19	CME	687	74,883,000	5,908	687
Put - U.S. Treasury 5-Year Notes (12/19)	109.25	11/22/19	CME	3	327,750	26	3
Put - U.S. Treasury 5-Year Notes (12/19)	109.50	11/22/19	CME	19	2,080,500	163	19
Put - U.S. Treasury 5-Year Notes (12/19)	110.00	11/22/19	CME	730	80,300,000	6,278	730
Put - U.S. Treasury 5-Year Notes (12/19)	110.50	11/22/19	CME	89	9,834,500	766	89
Put - U.S. Treasury 5-Year Notes (12/19)	111.00	11/22/19	CME	13	1,443,000	112	13
Put - U.S. Treasury 5-Year Notes (12/19)	111.25	11/22/19	CME	1,148	127,715,000	9,873	1,148
Put - U.S. Treasury 5-Year Notes (12/19)	111.50	11/22/19	CME	350	39,025,000	3,010	350
Put - U.S. Treasury 10-Year Notes (12/19)	115.00	11/22/19	CME	739	84,985,000	6,355	739
Put - U.S. Treasury 10-Year Notes (12/19)	115.50	11/22/19	CME	274	31,647,000	2,357	274

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - U.S. Treasury 10-Year Notes (12/19)	$116.00	11/22/19	CME	909	$105,444,000	$7,817	$909
Put - U.S. Treasury 10-Year Notes (12/19)	116.50	11/22/19	CME	477	55,570,500	4,102	477
Put - U.S. Treasury 10-Year Notes (12/19)	119.00	11/22/19	CME	291	34,629,000	2,503	291

						85,527	9,945

Total Options on Futures						$86,413	$10,048

Total Purchased Options						$628,813	$10,635

(h)	Premiums received and value of written options outstanding as of September 30, 2019 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 19.85	10/03/19	MSC	$24,100,000	$226,540	($39,958)
Call - MXN versus USD	19.92	10/07/19	MSC	9,600,000	79,680	(18,163)
Call - MXN versus USD	20.24	10/09/19	GSC	8,600,000	84,452	(4,661)
Call - MXN versus USD	20.35	10/10/19	BOA	4,361,000	45,760	(1,962)
Call - MXN versus USD	20.32	10/15/19	CIT	18,239,000	188,044	(21,358)

					624,476	(86,102)

Put - MXN versus USD	19.85	10/03/19	JPM	16,600,000	89,474	(111,187)
Put - MXN versus USD	19.83	10/09/19	MSC	17,000,000	106,590	(123,063)
Put - MXN versus USD	19.87	10/15/19	MSC	16,100,000	123,970	(153,884)

					320,034	(388,134)

Total Foreign Currency Options					$944,510	($474,236)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/10/20	DUB	$4,200,000	$31,500	$-
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/12/20	CIT	11,000,000	93,240	-
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	26,600,000	237,380	-
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	12,000,000	154,800	(1)
Floor - U.S. CPI Urban Consumers	218.01	Maximum of [0, - (Final Index/Initial Index) -1]	10/13/20	DUB	12,500,000	122,500	-

						$639,420	($1)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/09/19	BOA	$39,700,000	$433,632	($28)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/12/19	GSC	10,000,000	109,091	(9)

							$542,723	($37)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (11/19)	$131.00	10/25/19	CME	346	$45,326,000	$143,244	($140,563)

Put - U.S. Treasury 10-Year Notes (11/19)	118.50	10/25/19	CME	208	24,648,000	45,240	(34,125)

Total Options on Futures						$188,484	($174,688)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 3.000% due 11/13/49	$101.59	11/06/19	JPM	$19,700,000	$63,871	($68,822)
Call - Fannie Mae 3.000% due 11/13/49	101.60	11/06/19	JPM	19,700,000	63,102	(68,077)
Call - Fannie Mae 3.000% due 11/13/49	102.13	11/06/19	JPM	18,300,000	57,188	(26,963)
Call - Fannie Mae 3.000% due 11/13/49	102.19	11/06/19	JPM	18,200,000	53,320	(24,230)

					$237,481	($188,092)

Total Written Options					$2,552,618	($837,054)

(i)	Swap agreements outstanding as of September 30, 2019 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV	Q	1.000%	12/20/19	BNP	0.171%	$1,900,000	$4,105	($189,451)	$193,556
Petrobras Global Finance BV	Q	1.000%	12/20/19	GSC	0.171%	700,000	1,512	(73,272)	74,784
Petrobras Global Finance BV	Q	1.000%	12/20/19	MSC	0.171%	2,200,000	4,753	(203,609)	208,362
Brazilian Government	Q	1.000%	03/20/20	HSB	0.442%	4,700,000	13,859	10,901	2,958
Petrobras Global Finance BV	Q	1.000%	03/20/20	HSB	0.219%	1,500,000	6,008	(273,727)	279,735
South Africa Government	Q	1.000%	06/20/24	GSC	1.797%	4,600,000	(160,330)	(174,279)	13,949

							(130,093)	(903,437)	773,344

				Exchange
The Goldman Sachs Group Inc	Q	1.000%	09/20/20	ICE	0.224%	7,000,000	55,118	32,494	22,624
Tesco PLC	Q	1.000%	06/20/22	ICE	0.517%	EUR 11,700,000	173,700	(286,282)	459,982
General Electric Co	Q	1.000%	12/20/23	ICE	0.986%	$2,900,000	2,487	(108,444)	110,931
General Electric Co	Q	1.000%	06/20/24	ICE	1.159%	4,750,000	(32,374)	(75,781)	43,407
General Electric Co	Q	1.000%	12/20/24	ICE	1.298%	1,500,000	(21,386)	(25,095)	3,709

							177,545	(463,108)	640,653

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							$47,452	($1,366,545)	$1,413,997

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 9	M	0.500%	09/17/58	MER	$9,000,000	$115,532	($364,019)	$479,551

				Exchange
CDX IG27 5Y	Q	1.000%	12/20/21	ICE	51,500,000	830,341	582,194	248,147

Total Credit Default Swaps on Credit Indices – Sell Protection						$945,873	$218,175	$727,698

Total Credit Default Swaps						$993,325	($1,148,370)	$2,141,695

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$106,300,000	$5,203,513	($457,656)	$5,661,169
0.100%	6-Month JPY-LIBOR	S/S	LCH	03/20/24	JPY 29,700,000,000	3,247,668	1,101,315	2,146,353
(0.095%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	950,000,000	14,588	-	14,588
(0.092%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	470,000,000	8,139	-	8,139
(0.088%)	6-Month JPY-LIBOR	S/S	LCH	09/17/26	780,000,000	15,540	-	15,540
(0.068%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	790,000,000	25,553	-	25,553
(0.062%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	1,260,000,000	45,653	(558)	46,211
(0.064%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	17,010	-	17,010
(0.063%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	17,321	-	17,321
(0.087%)	6-Month JPY-LIBOR	S/S	LCH	09/20/26	238,000,000	4,864	-	4,864
(0.097%)	6-Month JPY-LIBOR	S/S	LCH	09/24/26	580,000,000	7,971	790	7,181
0.122%	6-Month JPY-LIBOR	S/S	LCH	08/22/39	2,620,000,000	(331,370)	350,159	(681,529)
0.103%	6-Month JPY-LIBOR	S/S	LCH	08/28/39	630,000,000	(102,229)	-	(102,229)

						$8,174,221	$994,050	$7,180,171

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.750%	6-Month GBP-LIBOR	S/S	LCH	03/18/25	GBP 56,700,000	($592,435)	$25,519	($617,954)
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY 10,970,000,000	(2,845,444)	(465,108)	(2,380,336)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	12,760,000,000	(3,309,742)	(1,213,534)	(2,096,208)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	3,480,000,000	(1,022,597)	(148,202)	(874,395)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	1,770,000,000	(533,062)	110,303	(643,365)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(197,976)	(400)	(197,576)
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	$112,200,000	(7,126,311)	4,821,203	(11,947,514)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	JPY 1,250,000,000	(552,532)	(88,030)	(464,502)
1.000%	6-Month GBP-LIBOR	S/S	LCH	12/18/29	GBP 15,600,000	(675,504)	68,912	(744,416)
0.750%	6-Month GBP-LIBOR	S/S	LCH	03/18/30	6,300,000	(83,398)	65,526	(148,924)
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	JPY 3,960,000,000	(3,956,109)	124,601	(4,080,710)
0.800%	6-Month JPY-LIBOR	S/S	LCH	10/22/38	220,000,000	(248,874)	-	(248,874)
0.705%	6-Month JPY-LIBOR	S/S	LCH	10/31/38	630,000,000	(604,299)	38,873	(643,172)
0.785%	6-Month JPY-LIBOR	S/S	LCH	11/12/38	310,000,000	(341,620)	1,023	(342,643)
0.750%	6-Month JPY-LIBOR	S/S	LCH	12/20/38	5,825,000,000	(6,028,294)	(1,382,419)	(4,645,875)
2.532%	3-Month USD-LIBOR	S/Q	LCH	12/05/47	$42,200,000	(8,241,129)	1,090,809	(9,331,938)
2.905%	3-Month USD-LIBOR	S/Q	CME	08/22/48	16,100,000	(4,494,860)	1,550,466	(6,045,326)
2.930%	3-Month USD-LIBOR	S/Q	CME	08/22/48	5,800,000	(1,653,511)	601,137	(2,254,648)
2.940%	3-Month USD-LIBOR	S/Q	CME	08/22/48	5,100,000	(1,465,994)	487,052	(1,953,046)
1.250%	6-Month GBP-LIBOR	S/S	LCH	12/18/49	GBP 20,700,000	(3,893,951)	(436,498)	(3,457,453)
0.750%	6-Month GBP-LIBOR	S/S	LCH	03/18/50	15,000,000	(240,459)	365,387	(605,846)

						($48,108,101)	$5,616,620	($53,724,721)

Total Interest Rate Swaps						($39,933,880)	$6,610,670	($46,544,550)

Total Swap Agreements						($38,940,555)	$5,462,300	($44,402,855)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$2,030,216,656	$-	$2,030,216,656	$-
	Senior Loan Notes	4,844,197	-	4,844,197	-
	Mortgage-Backed Securities	1,933,335,296	-	1,933,335,296	-
	Asset-Backed Securities	297,558,367	-	297,558,367	-
	U.S. Treasury Obligations	1,064,623,595	-	1,064,623,595	-
	Foreign Government Bonds & Notes	243,377,308	-	243,377,308	-
	Municipal Bonds	9,925,628	-	9,925,628	-
	Derivatives:
	Credit Contracts
	Swaps	2,141,695	-	2,141,695	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	11,379,663	-	11,379,663	-
	Interest Rate Contracts
	Futures	6,667,173	6,667,173	-	-
	Purchased Options	10,635	-	10,635	-
	Swaps	7,963,929	-	7,963,929	-

	Total Interest Rate Contracts	14,641,737	6,667,173	7,974,564	-

	Total Asset - Derivatives	28,163,095	6,667,173	21,495,922	-

	Total Assets	5,612,044,142	6,667,173	5,605,376,969	-

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(25,963,317)	-	(25,963,317)	-
	Reverse Repurchase Agreements	(233,186,977)	-	(233,186,977)	-
	Sale-buyback Financing Transactions	(436,272,158)	-	(436,272,158)	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(14,869,878)	-	(14,869,878)	-
	Written Options	(474,236)	-	(474,236)	-

	Total Foreign Currency Contracts	(15,344,114)	-	(15,344,114)	-

	Interest Rate Contracts
	Futures	(7,785,570)	(7,785,570)	-	-
	Written Options	(362,818)	-	(362,818)	-
	Swaps	(54,508,479)	-	(54,508,479)	-

	Total Interest Rate Contracts	(62,656,867)	(7,785,570)	(54,871,297)	-

	Total Liabilities - Derivatives	(78,000,981)	(7,785,570)	(70,215,411)	-

	Total Liabilities	(773,423,433)	(7,785,570)	(765,637,863)	-

	Total	$4,838,620,709	($1,118,397)	$4,839,739,106	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.0%

Basic Materials - 2.2%

Anglo American Capital PLC (South Africa)
3.750% due 04/10/22 ~	$510,000	$523,853
4.125% due 09/27/22 ~	985,000	1,026,365
ArcelorMittal (Luxembourg)
5.500% due 03/01/21	2,665,000	2,775,827
6.250% due 02/25/22	565,000	611,382
Braskem Finance Ltd (Brazil) 5.750% due 04/15/21 ~	3,020,000	3,140,830
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	1,325,000	1,329,994
DuPont de Nemours Inc 3.766% due 11/15/20	1,730,000	1,762,271
International Flavors & Fragrances Inc 3.400% due 09/25/20	670,000	677,768
INVISTA Finance LLC 4.250% due 10/15/19 ~	7,045,000	7,052,890
LyondellBasell Industries NV 6.000% due 11/15/21	975,000	1,042,199
Newmont Goldcorp Corp 3.625% due 06/09/21	4,600,000	4,687,488
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	1,115,000	1,135,716
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	3,905,000	4,051,438

		29,818,021

Communications - 2.7%

Alibaba Group Holding Ltd (China) 3.600% due 11/28/24	960,000	1,010,832
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	1,174,000	1,189,454
Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	2,300,000	2,325,125
Baidu Inc (China)
2.875% due 07/06/22	1,675,000	1,685,625
3.500% due 11/28/22	1,430,000	1,465,562
3.875% due 09/29/23	1,340,000	1,396,146
Charter Communications Operating LLC
3.579% due 07/23/20	4,963,000	5,008,125
4.464% due 07/23/22	4,727,000	4,978,038
Comcast Corp 3.700% due 04/15/24	1,935,000	2,064,454
CSC Holdings LLC 10.875% due 10/15/25 ~	1,697,000	1,924,949
Expedia Group Inc 5.950% due 08/15/20	535,000	551,908
Fox Corp
3.666% due 01/25/22 ~	665,000	686,862
4.030% due 01/25/24 ~	780,000	830,321
JD.com Inc (China) 3.125% due 04/29/21	5,100,000	5,125,233
Omnicom Group Inc 4.450% due 08/15/20	1,587,000	1,618,726
Telefonica Emisiones SA (Spain) 5.134% due 04/27/20	2,650,000	2,692,695
The Interpublic Group of Cos Inc 3.500% due 10/01/20	475,000	480,654
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	1,375,000	1,450,683
Weibo Corp (Cayman) 3.500% due 07/05/24	710,000	721,885

		37,207,277

	Principal Amount	Value
Consumer, Cyclical - 5.9%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	$1,474,186	$1,484,141
BMW US Capital LLC (Germany)
1.850% due 09/15/21 ~	2,450,000	2,439,503
2.676% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,980,000	1,984,753
Daimler Finance North America LLC (Germany)
1.750% due 10/30/19 ~	3,500,000	3,498,899
2.200% due 05/05/20 ~	2,500,000	2,501,392
2.300% due 02/12/21 ~	4,525,000	4,529,757
Delta Air Lines Inc
2.600% due 12/04/20	1,255,000	1,257,556
2.875% due 03/13/20	6,560,000	6,574,758
Ford Motor Credit Co LLC
2.459% due 03/27/20	830,000	829,146
2.681% due 01/09/20	4,385,000	4,384,986
3.065% (USD LIBOR + 0.930%) due 09/24/20 §	3,930,000	3,930,556
3.350% due 11/01/22	2,055,000	2,058,714
3.470% due 04/05/21	750,000	753,962
3.813% due 10/12/21	905,000	917,467
5.875% due 08/02/21	525,000	550,050
General Motors Financial Co Inc
3.200% due 07/13/20	2,530,000	2,544,265
4.200% due 11/06/21	2,435,000	2,512,807
Harley-Davidson Financial Services Inc
2.150% due 02/26/20 ~	4,255,000	4,247,543
2.550% due 06/09/22 ~	685,000	684,637
3.078% (USD LIBOR + 0.940%) due 03/02/21 § ~	1,550,000	1,552,117
3.550% due 05/21/21 ~	500,000	507,807
4.050% due 02/04/22 ~	2,675,000	2,759,951
Hyundai Capital America
2.450% due 06/15/21 ~	1,350,000	1,349,000
2.550% due 04/03/20 ~	3,000,000	2,999,919
2.750% due 09/18/20 ~	3,000,000	3,006,336
3.000% due 06/20/22 ~	1,950,000	1,965,978
Lennar Corp 2.950% due 11/29/20	5,125,000	5,131,150
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	1,685,000	1,691,235
3.650% due 09/21/21 ~	1,365,000	1,396,727
O’Reilly Automotive Inc 3.800% due 09/01/22	1,760,000	1,826,965
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	1,395,000	1,404,417
QVC Inc 4.375% due 03/15/23	700,000	723,933
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	750,000	751,915
Volkswagen Group of America Finance LLC
2.700% due 09/26/22 ~	1,190,000	1,195,966
2.500% due 09/24/21 ~	510,000	511,490
3.875% due 11/13/20 ~	3,460,000	3,516,921

		79,976,719

Consumer, Non-Cyclical - 7.4%

Abbott Laboratories 2.900% due 11/30/21	4,118,000	4,193,677
AbbVie Inc
2.300% due 05/14/21	1,730,000	1,733,775
2.900% due 11/06/22	3,195,000	3,258,496
3.200% due 11/06/22	260,000	266,854
Allergan Finance LLC 3.250% due 10/01/22	330,000	337,258
Allergan Funding SCS 3.450% due 03/15/22	1,100,000	1,127,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Altria Group Inc
3.490% due 02/14/22	$1,300,000	$1,333,924
3.800% due 02/14/24	3,330,000	3,483,670
AmerisourceBergen Corp 3.500% due 11/15/21	1,285,000	1,313,292
Baxalta Inc 3.600% due 06/23/22	675,000	693,063
Bayer US Finance II LLC (Germany)
2.736% (USD LIBOR + 0.630%) due 06/25/21 § ~	2,035,000	2,033,264
3.500% due 06/25/21 ~	2,880,000	2,938,407
Becton Dickinson & Co
2.404% due 06/05/20	4,240,000	4,244,921
2.675% due 12/15/19	1,368,000	1,368,469
2.894% due 06/06/22	1,420,000	1,442,162
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	860,000	873,246
2.900% due 07/26/24 ~	1,780,000	1,837,943
Bunge Ltd Finance Corp
3.000% due 09/25/22	825,000	834,902
3.500% due 11/24/20	5,140,000	5,196,891
4.350% due 03/15/24	235,000	247,719
Cardinal Health Inc
2.616% due 06/15/22	210,000	211,141
3.079% due 06/15/24	1,285,000	1,301,773
3.500% due 11/15/24	1,550,000	1,596,264
Celgene Corp
2.750% due 02/15/23	1,320,000	1,344,502
2.875% due 02/19/21	2,275,000	2,297,501
3.250% due 02/20/23	390,000	404,010
3.550% due 08/15/22	3,060,000	3,180,330
3.625% due 05/15/24	345,000	364,582
Cigna Corp
2.789% (USD LIBOR + 0.650%) due 09/17/21 §	1,060,000	1,060,043
3.400% due 09/17/21	590,000	603,667
3.750% due 07/15/23	1,390,000	1,454,904
Conagra Brands Inc 3.028% (USD LIBOR + 0.750%) due 10/22/20 §	735,000	735,160
CVS Health Corp
2.625% due 08/15/24	615,000	617,813
3.350% due 03/09/21	2,584,000	2,626,717
3.700% due 03/09/23	3,465,000	3,608,737
Elanco Animal Health Inc
3.912% due 08/27/21	2,410,000	2,468,754
4.272% due 08/28/23	440,000	462,179
EMD Finance LLC (Germany)
2.400% due 03/19/20 ~	6,750,000	6,750,161
2.950% due 03/19/22 ~	800,000	809,801
Equifax Inc
2.300% due 06/01/21	1,025,000	1,027,498
3.600% due 08/15/21	195,000	198,782
Express Scripts Holding Co
2.874% (USD LIBOR + 0.750%) due 11/30/20 §	4,140,000	4,140,372
3.900% due 02/15/22	1,040,000	1,079,120
Global Payments Inc 2.650% due 02/15/25	1,420,000	1,427,787
Humana Inc
2.900% due 12/15/22	340,000	346,046
3.150% due 12/01/22	800,000	819,465
3.850% due 10/01/24	120,000	126,853
Imperial Brands Finance PLC (United Kingdom)
2.950% due 07/21/20 ~	4,269,000	4,285,154
3.750% due 07/21/22 ~	1,720,000	1,771,325
Keurig Dr Pepper Inc 3.551% due 05/25/21	2,000,000	2,044,799
McKesson Corp 3.650% due 11/30/20	2,150,000	2,185,519
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	1,929,894

	Principal Amount	Value
Molson Coors Brewing Co 2.250% due 03/15/20	$960,000	$959,553
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	2,245,000	2,356,077
5.750% due 04/07/21 ~	1,530,000	1,610,445
Perrigo Finance Unlimited Co
3.500% due 03/15/21	363,000	364,776
3.500% due 12/15/21	580,000	580,203
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	290,000	296,012
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21 ~	3,015,000	3,122,578
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	290,000	266,075

		101,596,066

Energy - 4.3%

Cenovus Energy Inc (Canada)
3.000% due 08/15/22	2,320,000	2,335,777
5.700% due 10/15/19	1,978,846	1,981,019
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	3,765,000	3,766,181
Columbia Pipeline Group Inc 3.300% due 06/01/20	3,246,000	3,264,623
Diamondback Energy Inc 4.750% due 11/01/24	3,285,000	3,371,231
Enbridge Energy Partners LP 4.375% due 10/15/20	1,642,000	1,676,606
Energy Transfer Operating LP
4.250% due 03/15/23	1,300,000	1,359,308
5.875% due 01/15/24	1,795,000	1,997,210
7.500% due 10/15/20	4,195,000	4,409,566
Eni SPA (Italy) 4.000% due 09/12/23 ~	630,000	667,415
Enterprise Products Operating LLC 3.500% due 02/01/22	3,085,000	3,186,647
EQT Corp 2.869% (USD LIBOR + 0.770%) due 10/01/20 §	3,680,000	3,672,259
Marathon Oil Corp
2.700% due 06/01/20	1,383,000	1,385,857
2.800% due 11/01/22	2,750,000	2,768,102
MPLX LP
3.002% (USD LIBOR + 0.900%) due 09/09/21 §	500,000	501,730
3.202% (USD LIBOR + 1.100%) due 09/09/22 §	1,550,000	1,555,106
Occidental Petroleum Corp
2.600% due 08/13/21	1,795,000	1,807,281
2.700% due 08/15/22	1,705,000	1,720,629
Plains All American Pipeline LP
2.600% due 12/15/19	905,000	905,118
5.000% due 02/01/21	1,600,000	1,641,752
5.750% due 01/15/20	1,557,000	1,571,438
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	5,150,000	5,321,278
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	3,415,000	3,445,202
Schlumberger Holdings Corp 3.750% due 05/01/24 ~	1,595,000	1,681,005
Spectra Energy Partners LP 4.600% due 06/15/21	1,870,000	1,938,902
The Williams Cos Inc 3.350% due 08/15/22	875,000	894,899

		58,826,141

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Financial - 17.4%

ABN AMRO Bank NV (Netherlands) 2.702% (USD LIBOR + 0.570%) due 08/27/21 § ~	$2,605,000	$2,614,078
AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	2,875,000	2,970,614
4.450% due 12/16/21	2,895,000	3,011,155
AIA Group Ltd (Hong Kong) 2.676% (USD LIBOR + 0.520%) due 09/20/21 § ~	2,060,000	2,060,000
Air Lease Corp
2.250% due 01/15/23	1,480,000	1,469,654
2.500% due 03/01/21	950,000	953,043
3.500% due 01/15/22	900,000	923,411
American Campus Communities Operating Partnership LP REIT 3.350% due 10/01/20	1,840,000	1,860,080
American Express Co 3.000% due 02/22/21	2,810,000	2,846,878
American International Group Inc
4.875% due 06/01/22	1,420,000	1,517,812
6.400% due 12/15/20	1,180,000	1,240,621
American Tower Corp REIT 3.450% due 09/15/21	2,385,000	2,440,718
Aon PLC 2.800% due 03/15/21	4,175,000	4,207,100
Avolon Holdings Funding Ltd (Cayman)
3.625% due 05/01/22 ~	2,800,000	2,841,020
3.950% due 07/01/24 ~	560,000	575,092
5.125% due 10/01/23 ~	1,890,000	2,009,826
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	885,000	887,071
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	6,120,000	6,162,228
Bank of America Corp
2.503% due 10/21/22	2,000,000	2,015,241
2.639% (USD LIBOR + 0.380%) due 01/23/22 §	2,900,000	2,900,201
2.756% (USD LIBOR + 0.650%) due 06/25/22 §	2,975,000	2,986,288
3.438% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,135,904
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	3,165,000	3,174,664
Barclays PLC (United Kingdom) 3.963% (USD LIBOR + 1.625%) due 01/10/23 §	2,985,000	2,998,164
BPCE SA (France) 3.370% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	825,234
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	455,000	473,060
Capital One Financial Corp
2.400% due 10/30/20	1,375,000	1,379,133
3.900% due 01/29/24	1,290,000	1,363,902
Capital One NA 2.150% due 09/06/22	2,210,000	2,209,063
Citibank NA 2.844% due 05/20/22	2,610,000	2,637,340
Citigroup Inc
2.700% due 03/30/21	1,720,000	1,737,172
2.900% due 12/08/21	4,145,000	4,208,867
Citizens Bank NA
2.250% due 10/30/20	470,000	471,075
2.550% due 05/13/21	1,035,000	1,042,358
3.250% due 02/14/22	2,345,000	2,402,915
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	2,255,000	2,350,230
Crown Castle International Corp REIT 2.250% due 09/01/21	5,895,000	5,901,341

	Principal Amount	Value
3.400% due 02/15/21	$1,175,000	$1,191,396
Danske Bank AS (Denmark)
2.200% due 03/02/20 ~	3,945,000	3,943,636
3.001% due 09/20/22 ~	2,160,000	2,168,451
Deutsche Bank AG (Germany)
3.150% due 01/22/21	1,875,000	1,871,297
3.375% due 05/12/21	225,000	224,414
3.577% (USD LIBOR + 1.290%) due 02/04/21 §	2,190,000	2,174,985
Discover Bank
3.100% due 06/04/20	4,865,000	4,891,844
3.200% due 08/09/21	380,000	385,885
7.000% due 04/15/20	5,550,000	5,687,457
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,256,466
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	8,565,000	8,546,449
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,351,907
HSBC Bank USA NA 4.875% due 08/24/20	3,640,000	3,729,451
HSBC Holdings PLC (United Kingdom)
2.782% (USD LIBOR + 0.650%) due 09/11/21 §	2,685,000	2,689,070
2.950% due 05/25/21	3,220,000	3,253,998
ING Groep NV (Netherlands) 3.254% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	1,995,770
iStar Inc REIT 4.625% due 09/15/20	2,610,000	2,640,994
JPMorgan Chase & Co 2.652% (USD LIBOR + 0.550%) due 03/09/21 §	3,990,000	3,995,542
JPMorgan Chase Bank NA 2.604% due 02/01/21	1,580,000	1,582,721
KeyBank NA 3.300% due 02/01/22	3,200,000	3,292,365
Marsh & McLennan Cos Inc 3.875% due 03/15/24	1,115,000	1,189,377
Mitsubishi UFJ Financial Group Inc (Japan)
2.917% (USD LIBOR + 0.650%) due 07/26/21 §	655,000	657,412
3.127% (USD LIBOR + 0.860%) due 07/26/23 §	1,065,000	1,068,378
3.218% due 03/07/22	6,185,000	6,330,264
Morgan Stanley
2.731% (USD LIBOR + 0.550%) due 02/10/21 §	4,275,000	4,279,079
2.750% due 05/19/22	2,005,000	2,034,565
5.500% due 07/24/20	1,900,000	1,951,966
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,550,000	1,637,420
Regions Bank 2.479% (USD LIBOR + 0.380%) due 04/01/21 §	4,645,000	4,639,865
Reinsurance Group of America Inc
5.000% due 06/01/21	410,000	428,572
6.450% due 11/15/19	3,870,000	3,887,186
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	1,005,000	1,007,212
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,207,079
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	1,225,000	1,224,540
SBA Tower Trust REIT
2.836% due 01/15/25 ~	1,460,000	1,464,033
3.168% due 04/09/47 ~	1,765,000	1,783,671
3.448% due 03/15/48 ~	2,920,000	3,008,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Service Properties Trust REIT 4.350% due 10/01/24	$2,225,000	$2,254,226
Standard Chartered PLC (United Kingdom)
2.744% due 09/10/22 ~	1,570,000	1,572,268
3.428% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,464,750
SunTrust Bank 2.800% due 05/17/22	2,035,000	2,073,662
Swedbank AB (Sweden) 2.650% due 03/10/21 ~	2,450,000	2,461,981
Synchrony Bank 3.000% due 06/15/22	705,000	714,954
Synchrony Financial
2.700% due 02/03/20	8,353,000	8,363,030
2.850% due 07/25/22	3,215,000	3,244,610
The Goldman Sachs Group Inc
2.875% due 02/25/21	3,085,000	3,113,210
3.377% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	3,107,129
5.750% due 01/24/22	2,010,000	2,166,329
Trinity Acquisition PLC 3.500% due 09/15/21	1,045,000	1,063,884
UBS Group Funding Switzerland AG (Switzerland)
2.950% due 09/24/20 ~	3,815,000	3,848,504
3.000% due 04/15/21 ~	2,670,000	2,702,750
3.368% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,142,299
US Bank NA 2.587% (USD LIBOR + 0.320%) due 04/26/21 §	2,590,000	2,594,917
Ventas Realty LP REIT 3.100% due 01/15/23	455,000	467,057
Wells Fargo Bank NA
2.082% due 09/09/22	2,020,000	2,015,754
3.325% due 07/23/21	3,120,000	3,148,732
Willis Towers Watson PLC 5.750% due 03/15/21	3,592,000	3,766,360

		236,762,556

Industrial - 4.9%

Avnet Inc 3.750% due 12/01/21	1,520,000	1,551,772
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	476,744
CNH Industrial Capital LLC
3.875% due 10/15/21	3,305,000	3,398,928
4.375% due 11/06/20	4,164,000	4,248,113
DAE Funding LLC (United Arab Emirates) 5.250% due 11/15/21 ~	3,080,000	3,210,900
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,249,960
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	2,220,000	2,222,356
GATX Corp 2.600% due 03/30/20	1,815,000	1,816,926
General Electric Co
2.700% due 10/09/22	2,015,000	2,020,944
3.150% due 09/07/22	430,000	437,079
4.650% due 10/17/21	675,000	702,253
5.300% due 02/11/21	235,000	242,864
Jabil Inc 5.625% due 12/15/20	1,025,000	1,061,854
Kansas City Southern 2.350% due 05/15/20	1,040,000	1,040,470
Keysight Technologies Inc 3.300% due 10/30/19	12,400,000	12,402,564
Martin Marietta Materials Inc 2.800% (USD LIBOR + 0.650%) due 05/22/20 §	4,200,000	4,206,274

	Principal Amount	Value
Northrop Grumman Corp 2.550% due 10/15/22	$1,445,000	$1,465,634
Penske Truck Leasing Co LP
3.300% due 04/01/21 ~	5,780,000	5,859,253
3.650% due 07/29/21 ~	580,000	593,591
Republic Services Inc 2.500% due 08/15/24	1,575,000	1,594,138
Roper Technologies Inc
2.350% due 09/15/24	670,000	670,969
3.000% due 12/15/20	435,000	438,941
3.125% due 11/15/22	2,755,000	2,830,273
3.650% due 09/15/23	695,000	730,105
SMBC Aviation Capital Finance DAC (Ireland)
2.650% due 07/15/21 ~	500,000	500,334
3.550% due 04/15/24 ~	695,000	722,829
4.125% due 07/15/23 ~	311,000	327,113
United Technologies Corp 2.818% (USD LIBOR + 0.650%) due 08/16/21 §	1,225,000	1,225,117
Vulcan Materials Co
2.719% (USD LIBOR + 0.600%) due 06/15/20 §	2,820,000	2,821,931
2.782% (USD LIBOR + 0.650%) due 03/01/21 §	5,380,000	5,385,977

		66,456,206

Technology - 2.8%

Apple Inc 2.400% due 05/03/23	1,340,000	1,362,243
Broadcom Corp
2.200% due 01/15/21	3,210,000	3,199,127
2.375% due 01/15/20	3,905,000	3,905,041
3.000% due 01/15/22	2,530,000	2,555,418
DXC Technology Co 3.082% (USD LIBOR + 0.950%) due 03/01/21 §	5,696,000	5,694,324
Fidelity National Information Services Inc 2.250% due 08/15/21	3,590,000	3,595,880
Fiserv Inc 2.750% due 07/01/24	3,345,000	3,405,918
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	2,080,000	2,079,976
International Business Machines Corp 2.850% due 05/13/22	2,810,000	2,872,691
Microchip Technology Inc 3.922% due 06/01/21	2,590,000	2,646,327
NXP BV (Netherlands)
4.125% due 06/01/21 ~	1,260,000	1,293,274
4.625% due 06/01/23 ~	1,330,000	1,418,146
Xerox Corp
2.800% due 05/15/20	724,000	725,238
5.625% due 12/15/19	3,985,000	4,024,850

		38,778,453

Utilities - 2.4%

American Electric Power Co Inc 3.650% due 12/01/21	280,000	288,935
CenterPoint Energy Inc 3.600% due 11/01/21	740,000	759,864
Dominion Energy Inc 2.579% due 07/01/20	1,895,000	1,899,515
Edison International 2.125% due 04/15/20	3,055,000	3,049,347
EDP Finance BV (Portugal)
4.125% due 01/15/20 ~	679,000	682,358
4.900% due 10/01/19 ~	2,350,000	2,350,000
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	4,165,000	4,221,706
Exelon Corp 2.850% due 06/15/20	5,000,000	5,021,471

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
FirstEnergy Corp 2.850% due 07/15/22	$3,135,000	$3,183,799
NextEra Energy Capital Holdings Inc 2.694% (USD LIBOR + 0.550%) due 08/28/21 §	2,085,000	2,085,644
NRG Energy Inc 3.750% due 06/15/24 ~	1,125,000	1,158,735
San Diego Gas & Electric Co 1.914% due 02/01/22	705,367	691,694
Sempra Energy
2.400% due 03/15/20	4,180,000	4,182,327
2.803% (USD LIBOR + 0.500%) due 01/15/21 §	1,103,000	1,102,112
2.875% due 10/01/22	145,000	146,819
Vistra OperationS Co LLC 3.550% due 07/15/24 ~	1,665,000	1,678,032

		32,502,358

Total Corporate Bonds & Notes (Cost $674,522,519)		681,923,797

MORTGAGE-BACKED SECURITIES - 16.7%

Collateralized Mortgage Obligations - Commercial - 3.0%

BAMLL Commercial Mortgage Securities Trust
2.878% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,764,158
3.490% due 04/14/33 ~	1,775,000	1,866,845
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	389,180	388,097
Bank 2019-BNK19 2.263% due 08/15/61	948,817	955,468
CD Mortgage Trust 1.965% due 02/10/50	378,490	377,931
CLNS Trust
2.850% (USD LIBOR + 0.800%) due 06/11/32 § ~	4,495,000	4,487,696
3.050% (USD LIBOR + 1.000%) due 06/11/32 § ~	2,675,000	2,672,406
Credit Suisse Mortgage Capital Certificates
3.458% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	2,142,592
3.628% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,578,911
CSAIL Commercial Mortgage Trust
1.717% due 08/15/48	214,708	214,180
2.360% due 06/15/52	1,179,324	1,188,083
Great Wolf Trust
2.878% (USD LIBOR + 0.850%) due 09/15/34 § ~	1,034,000	1,034,647
3.348% (USD LIBOR + 1.320%) due 09/15/34 § ~	3,385,000	3,387,386
GS Mortgage Securities Corp Trust
2.978% (USD LIBOR + 0.950%) due 11/15/35 § ~	965,000	965,948
4.028% (USD LIBOR + 2.000%) due 11/15/35 § ~	505,000	506,258
InTown Hotel Portfolio Trust
2.728% (USD LIBOR + 0.700%) due 01/15/33 § ~	835,000	834,349
3.278% (USD LIBOR + 1.250%) due 01/15/33 § ~	685,000	685,152
JP Morgan Chase Commercial Mortgage Securities Corp
3.400% (USD LIBOR + 1.350%) due 09/15/29 § # ~	3,240,000	3,248,303
3.650% (USD LIBOR + 1.600%) due 09/15/29 § # ~	1,025,000	1,027,597

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust 4.388% due 07/15/46 ~	$1,135,489	$1,164,531
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	834,885
New Orleans Hotel Trust 3.316% (USD LIBOR + 1.289%) due 04/15/32 § ~	3,355,000	3,357,854
RETL 3.178% (USD LIBOR + 1.150%) due 03/15/36 § ~	690,189	691,388
SLIDE 3.878% (USD LIBOR + 1.850%) due 06/15/31 § ~	1,304,027	1,311,812
WFRBS Commercial Mortgage Trust 4.697% due 04/15/45	1,590,000	1,670,405

		41,356,882

Collateralized Mortgage Obligations - Residential - 8.1%

Angel Oak Mortgage Trust 3.920% due 11/25/48 § ~	5,663,420	5,770,112
COLT Mortgage Loan Trust
2.764% due 08/25/49 § ~	3,147,496	3,171,422
2.930% due 02/25/48 § ~	452,014	452,889
3.084% due 02/25/48 § ~	161,653	161,975
3.337% due 05/25/49 § ~	1,290,876	1,314,681
3.470% due 07/27/48 § ~	1,328,731	1,336,584
3.542% due 07/27/48 § ~	643,474	647,366
3.705% due 03/25/49 § ~	6,331,939	6,440,024
3.763% due 10/26/48 § ~	679,908	686,003
4.006% due 12/28/48 § ~	901,415	914,153
Connecticut Avenue Securities Trust
2.768% (USD LIBOR + 0.750%) due 09/25/31 § ~	1,046,470	1,047,132
2.768% (USD LIBOR + 0.750%) due 07/25/39 § ~	2,085,841	2,088,727
Deephave Residential Mortgage Trust
3.763% due 04/25/59 § ~	1,385,666	1,399,781
3.921% due 04/25/59 § ~	810,000	824,575
Deephaven Residential Mortgage Trust
2.577% due 10/25/47 § ~	1,372,349	1,371,588
2.711% due 10/25/47 § ~	116,665	116,621
2.813% due 10/25/47 § ~	108,990	108,944
2.976% due 12/25/57 § ~	1,194,447	1,195,913
3.485% due 12/26/46 § ~	242,202	242,634
3.963% due 08/25/58 § ~	114,094	114,910
Fannie Mae
3.000% due 11/25/47	4,242,435	4,428,851
4.000% due 06/25/44	803,749	835,161
Fannie Mae Connecticut Avenue Securities
2.895% (USD LIBOR + 0.750%) due 06/25/39 § ~	1,379,605	1,381,490
2.698% (USD LIBOR + 0.680%) due 10/25/30 §	980,535	980,944
2.738% (USD LIBOR + 0.720%) due 01/25/31 §	2,852,682	2,854,521
3.368% (USD LIBOR + 1.350%) due 09/25/29 §	1,620,000	1,622,914
Flagstar Mortgage Trust 4.000% due 09/25/48 § ~	3,414,487	3,565,666
Freddie Mac
2.768% (USD LIBOR + 0.750%) due 10/25/48 § ~	1,268,167	1,268,866
3.607% due 10/25/46 §	1,589,029	1,606,514
3.848% due 05/25/47 § ~	659,051	664,856
7.000% due 09/15/30	250,098	281,604

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Freddie Mac Structured Agency Credit Risk Debt Notes
2.875% (USD LIBOR + 0.730%) due 07/25/49 § ~	$1,300,470	$1,301,382
3.218% (USD LIBOR + 1.200%) due 10/25/29 §	1,316,641	1,321,426
3.817% due 05/25/48 § ~	553,141	554,628
3.980% due 09/25/47 § ~	255,045	256,399
4.160% due 08/25/48 § ~	453,848	457,328
Galton Funding Mortgage Trust
3.500% due 11/25/57 § ~	2,011,002	2,033,442
4.000% due 02/25/59 ~	2,867,727	2,910,071
Government National Mortgage Association 2.344% (USD LIBOR + 0.300%) due 09/20/48 §	542,451	540,980
GS Mortgage-Backed Securities Trust 2.451% due 07/25/44 § ~	184,952	184,816
Homeward Opportunities Fund I Trust
3.454% due 01/25/59 § ~	2,551,236	2,577,376
3.606% due 01/25/59 § ~	1,633,464	1,650,140
3.766% due 06/25/48 § ~	1,140,246	1,154,457
3.897% due 06/25/48 § ~	912,197	923,942
New Residential Mortgage Loan Trust
2.802% due 07/25/49 § ~	2,323,251	2,330,987
3.086% due 07/25/49 § ~	914,930	917,959
3.986% due 11/25/48 § ~	1,921,631	1,954,991
OBX Trust
2.918% (USD LIBOR + 0.900%) due 07/25/59 § ~	1,587,807	1,592,786
3.218% (USD LIBOR + 1.200%) due 07/25/59 § ~	1,284,713	1,288,919
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	3,134,270	3,204,786
4.000% due 06/25/48 § ~	1,862,673	1,903,531
4.000% due 08/25/48 § ~	2,924,000	2,981,946
4.000% due 10/25/48 § ~	874,205	901,677
4.500% due 08/25/48 § ~	721,786	749,045
STACR Trust 2.768% (USD LIBOR + 0.750%) due 09/25/48 § ~	1,539,053	1,540,869
2.818% (USD LIBOR + 0.800%) due 12/25/30 § ~	2,577,029	2,580,305
2.868% (USD LIBOR + 0.850%) due 02/25/47 § ~	243,019	243,082
3.268% (USD LIBOR + 1.250%) due 02/25/47 § ~	1,105,000	1,108,592
3.545% (USD LIBOR + 1.400%) due 02/25/49 § ~	1,155,000	1,156,517
Starwood Mortgage Residential Trust
2.941% due 06/25/49 § ~	1,945,931	1,954,811
3.299% due 06/25/49 § ~	1,324,381	1,330,395
3.468% due 02/25/49 ~	909,969	921,513
Verus Securitization Trust
2.913% due 07/25/59 § ~	3,045,035	3,060,792
2.929% due 02/25/48 § ~	587,211	588,659
3.117% due 07/25/59 § ~	1,825,069	1,834,493
3.211% due 04/25/59 § ~	1,842,848	1,855,251
3.402% due 12/25/59 § ~	724,729	732,528
3.677% due 06/01/58 § ~	1,371,111	1,381,716
3.779% due 06/01/58 § ~	366,657	369,484
3.830% due 06/01/58 § ~	231,086	232,866
3.836% due 02/25/59 § ~	4,669,453	4,726,728
4.034% due 12/25/59 § ~	415,000	421,150
4.108% due 10/25/58 § ~	1,792,811	1,817,257

		110,447,443

Fannie Mae - 3.8%

3.000% due 09/01/32 - 02/01/33	1,387,676	1,422,850
3.500% due 04/01/34 - 11/01/47	13,152,397	13,646,826
4.000% due 06/01/33 - 08/01/49	4,326,932	4,512,324
4.131% (USD LIBOR + 1.548%) due 01/01/35 §	6,314	6,536
4.460% (USD LIBOR + 1.648%) due 04/01/33 §	38,932	40,228

	Principal Amount	Value
4.500% due 05/01/25 - 11/01/49	$13,858,698	$14,678,761
4.625% (USD LIBOR + 1.750%) due 05/01/33 §	39,591	39,988
4.648% (USD LIBOR + 1.567%) due 02/01/33 §	69,189	72,543
4.668% (UST + 2.260%) due 06/01/33 §	517,217	547,825
4.832% (UST + 2.258%) due 06/01/35 §	154,824	162,924
4.965% (UST + 2.215%) due 02/01/33 §	47,664	49,641
5.000% due 07/01/24 - 02/01/49	6,312,675	6,828,677
5.500% due 01/01/36 - 06/01/39	2,298,066	2,597,647
6.000% due 03/01/37 - 02/01/49	5,555,927	6,398,829
6.500% due 05/01/33	594,970	683,944
7.000% due 05/01/33 - 06/01/33	287,078	314,113

		52,003,656

Freddie Mac - 0.2%

4.595% (UST + 2.222%) due 09/01/35 §	546,087	575,185
4.701% (UST + 1.951%) due 02/01/35 §	101,630	106,828
4.798% (USD LIBOR + 1.725%) due 03/01/35 §	277,937	293,563
4.810% (UST + 2.250%) due 08/01/35 §	445,024	470,386
5.500% due 01/01/20 - 06/01/41	566,566	639,567
7.000% due 03/01/39	353,450	421,008
7.500% due 06/01/38	368,071	438,298

		2,944,835

Government National Mortgage Association - 1.6%

3.750% (UST + 1.500%) due 09/20/34 §	583,863	604,097
4.000% (UST + 1.500%) due 01/20/35 §	833,843	867,425
4.000% due 08/20/48 - 11/01/49	1,702,674	1,770,812
4.500% due 01/20/48 - 11/01/49	3,466,338	3,624,725
5.000% due 12/20/34 - 08/20/48	10,336,769	11,005,465
5.500% due 07/15/20 - 12/20/48	2,124,723	2,374,323
6.000% due 01/15/22 - 07/15/36	720,920	785,455

		21,032,302

Total Mortgage-Backed Securities (Cost $225,551,975)		227,785,118

ASSET-BACKED SECURITIES - 16.3%

Allegro CLO III Ltd (Cayman) 3.116% (USD LIBOR + 0.840%) due 07/25/27 § ~	1,920,000	1,917,504
Ally Auto Receivables Trust
2.460% due 09/15/22	405,000	406,341
2.930% due 11/15/23	565,000	568,688
Ally Master Owner Trust 3.300% due 07/17/23	1,055,000	1,076,764
American Express Credit Account Master Trust 3.070% due 10/15/24	6,695,000	6,869,314
AmeriCredit Automobile Receivables Trust
2.240% due 04/08/22	8,815,000	8,812,814
2.240% due 06/19/23	1,415,000	1,416,565
2.690% due 06/19/23	1,500,000	1,512,707
2.710% due 08/18/22	665,000	670,222
2.710% due 09/08/22	2,880,000	2,898,741
3.080% due 12/18/23	4,700,000	4,792,950
3.340% due 08/08/21	1,885,000	1,891,010
3.820% due 03/18/24	6,575,000	6,828,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Applebee’s Funding LLC 4.194% due 06/07/49 ~	$1,265,000	$1,295,499
ARI Fleet Lease Trust
1.910% due 04/15/26 ~	623,878	622,736
2.550% due 10/15/26 ~	1,218,285	1,220,368
Ascentium Equipment Receivables Trust
2.290% due 06/10/21 ~	537,441	537,622
2.920% due 12/10/20 ~	292,174	292,617
Avis Budget Rental Car Funding AESOP LLC
2.500% due 07/20/21 ~	2,225,000	2,226,990
2.990% due 06/20/22 ~	995,000	1,006,163
3.350% due 09/22/25 ~	1,355,000	1,411,771
3.410% due 09/20/23 ~	1,135,000	1,158,016
3.700% due 03/20/23 ~	625,000	639,555
4.530% due 03/20/23 ~	850,000	876,304
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	4,416,306	4,502,383
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	3,774,582	3,851,259
Bayview Opportunity Master Fund IVb Trust
3.500% due 01/28/55 § ~	1,955,270	1,993,232
3.500% due 08/28/57 § ~	3,371,924	3,449,611
BlueMountain CLO Ltd (Cayman) 3.230% (USD LIBOR + 0.930%) due 07/18/27 § ~	2,385,000	2,386,482
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	720,692	734,732
Capital Auto Receivables Asset Trust
1.630% due 01/20/21	57,785	57,837
2.430% due 05/20/22 ~	520,000	521,925
2.650% due 01/20/24	5,000,000	5,009,727
2.700% due 09/20/22 ~	835,000	843,088
3.480% due 10/20/23 ~	585,000	593,042
3.690% due 12/20/23 ~	740,000	751,270
Capital One Multi-Asset Execution Trust 1.720% due 08/15/24	1,315,000	1,310,478
CarMax Auto Owner Trust 3.000% due 05/16/22	365,000	365,157
CBAM Ltd (Cayman) 4.009% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,835,000	5,826,400
CNH Equipment Trust
2.400% due 02/15/23	1,300,000	1,299,884
3.010% due 04/15/24	1,495,000	1,527,328
3.470% due 10/15/25	795,000	818,597
Cole Park CLO Ltd (Cayman) 3.328% (USD LIBOR + 1.050%) due 10/20/28 § ~	2,540,000	2,542,562
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	284,013	283,924
2.690% due 03/25/30 ~	810,760	817,541
Enterprise Fleet Financing LLC 2.130% due 07/20/22 ~	201,536	201,500
Ford Credit Auto Owner Trust 3.520% due 07/15/30 ~	4,155,000	4,399,191
GM Financial Automobile Leasing Trust
2.730% due 09/20/21	1,055,000	1,056,174
3.110% due 12/20/21	1,380,000	1,388,447
3.370% due 10/20/22	3,420,000	3,442,498
3.500% due 04/20/22	775,000	784,361
3.560% due 12/20/22	2,140,000	2,181,853
GMF Floorplan Owner Revolving Trust
2.630% due 07/15/22 ~	1,750,000	1,751,548
2.700% due 04/15/24 ~	1,490,000	1,513,977
2.970% due 01/18/22 ~	4,855,000	4,861,729
Golub Capital Partners CLO (Cayman) 3.428% (USD LIBOR + 1.150%) due 10/20/28 § ~	1,495,000	1,493,449
GreatAmerica Leasing Receivables Funding LLC
2.060% due 06/22/20 ~	29,547	29,537
2.600% due 06/15/21 ~	1,330,000	1,333,158

	Principal Amount	Value
Halcyon Loan Advisors Funding Ltd (Cayman) 3.978% (USD LIBOR + 1.700%) due 10/22/25 § ~	$2,645,000	$2,652,274
Hardee’s Funding LLC 4.250% due 06/20/48 ~	1,521,137	1,544,912
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	451,615	449,898
2.660% due 12/26/28 ~	328,019	329,028
2.960% due 12/26/28 ~	224,069	224,595
Hyundai Auto Receivables Trust
2.380% due 04/17/23	895,000	898,546
2.940% due 05/15/25	1,340,000	1,368,827
Madison Park Funding XVIII Ltd (Cayman) 3.468% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,245,811
Madison Park Funding XXXVII Ltd (Cayman) 3.603% (USD LIBOR + 1.300%) due 07/15/32 § ~	925,000	926,265
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	410,021	411,670
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	2,010,000	2,037,797
MVW Owner Trust
2.150% due 04/22/30 ~	133,821	133,583
2.250% due 09/22/31 ~	514,991	514,264
2.420% due 12/20/34 ~	457,042	458,023
2.520% due 12/20/32 ~	152,069	152,033
2.750% due 12/20/34 ~	155,641	155,599
2.990% due 12/20/34 ~	419,985	418,203
Navient Private Education Refi Loan Trust
2.390% due 05/15/68 ~	941,245	943,637
2.530% due 02/18/42 ~	1,431,623	1,432,928
2.820% due 02/15/68 ~	2,900,935	2,930,677
Navient Student Loan Trust 2.288% (USD LIBOR + 0.270%) due 02/27/68 § ~	5,677,428	5,684,528
Neuberger Berman CLO XVI-S Ltd (Cayman) 3.153% (USD LIBOR + 0.850%) due 01/15/28 § ~	3,250,000	3,248,357
OCP CLO Ltd (Cayman)
3.087% (USD LIBOR + 0.820%) due 10/26/27 § ~	4,900,000	4,892,479
3.398% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,149,832
OZLM VIII Ltd (Cayman) 3.473% (USD LIBOR + 1.170%) due 10/17/29 § ~	1,610,000	1,607,853
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,945,350	1,993,900
Santander Drive Auto Receivables Trust
2.190% due 03/15/22	944,271	944,262
2.580% due 05/16/22	275,862	276,136
2.790% due 01/16/24	1,115,000	1,128,277
2.960% due 03/15/24	7,720,000	7,763,311
3.210% due 09/15/23	1,680,000	1,700,005
3.270% due 01/17/23	455,000	457,825
3.350% due 07/17/23	835,000	843,937
3.520% due 12/15/22	1,275,000	1,284,524
3.530% due 08/16/21	1,217,095	1,221,176
3.650% due 12/15/21	1,042,089	1,045,512
4.020% due 04/15/22	1,905,000	1,925,406
4.020% due 09/15/22 ~	1,235,000	1,235,887
4.500% due 06/17/23 ~	1,070,000	1,072,923
Santander Retail Auto Lease Trust
2.770% due 06/20/22 ~	1,520,000	1,545,028
2.960% due 11/21/22 ~	1,115,000	1,120,527

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	$248,400	$250,953
Sierra Timeshare Receivables Funding LLC
2.330% due 07/20/33 ~	254,142	253,600
2.400% due 03/22/32 ~	521,536	521,374
2.430% due 06/20/32 ~	292,728	292,384
2.430% due 10/20/33 ~	1,018,644	1,017,368
2.580% due 09/20/32 ~	343,171	343,381
SLM Student Loan Trust
2.418% (USD LIBOR + 0.400%) due 03/25/25 §	2,572,869	2,497,943
2.926% (USD LIBOR + 0.650%) due 01/25/22 §	2,552,633	2,515,562
3.776% (USD LIBOR + 1.500%) due 04/25/23 §	326,281	328,391
3.976% (USD LIBOR + 1.700%) due 07/25/23 §	425,654	429,993
SMB Private Education Loan Trust
2.748% (USD LIBOR + 0.720%) due 01/15/37 § ~	4,015,000	4,000,324
3.028% (USD LIBOR + 1.000%) due 06/15/27 § ~	927,509	930,914
3.528% (USD LIBOR + 1.500%) due 04/15/32 § ~	2,250,000	2,279,382
Synchrony Card Funding LLC 2.340% due 06/15/25	3,455,000	3,487,773
Synchrony Credit Card Master Note Trust 2.640% due 03/15/23	3,545,000	3,546,100
Towd Point Mortgage Trust
2.750% due 02/25/55 § ~	353,369	354,812
2.750% due 08/25/55 § ~	586,481	589,226
3.000% due 02/25/55 § ~	501,750	502,181
3.250% due 07/25/58 § ~	2,681,797	2,727,973
3.750% due 05/25/58 § ~	1,082,996	1,129,205
Toyota Auto Receivables Owner Trust 3.000% due 05/15/24	8,360,000	8,627,515
Verizon Owner Trust
2.530% due 04/20/22 ~	2,075,000	2,083,523
2.650% due 09/20/21 ~	865,000	867,568
Volvo Financial Equipment Master Owner Trust 2.528% (USD LIBOR + 0.500%) due 11/15/22 § ~	830,000	831,984

Total Asset-Backed Securities (Cost $219,944,106)		221,653,180

U.S. TREASURY OBLIGATIONS - 16.0%

U.S. Treasury Notes - 16.0%

1.500% due 09/15/22	9,325,000	9,308,608
1.750% due 06/15/22	14,130,000	14,196,234
1.750% due 07/15/22	33,145,000	33,282,889
2.125% due 05/15/22	13,980,000	14,164,853
2.250% due 04/15/22	12,120,000	12,312,452
2.375% due 03/15/22	42,430,000	43,245,452
2.500% due 12/31/20 ‡	27,070,000	27,306,863
2.625% due 12/15/21	16,340,000	16,701,906
2.625% due 12/31/23	28,430,000	29,663,262
2.875% due 10/15/21	14,820,000	15,184,132
2.875% due 11/30/23	3,305,000	3,478,706

		218,845,357

Total U.S. Treasury Obligations (Cost $215,850,665)		218,845,357

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.4%

Commercial Paper - 0.2%

Ford Motor Credit Co
2.975% due 08/04/20	$1,115,000	$1,088,164
3.296% due 07/27/20	1,445,000	1,411,171

		2,499,335

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $30,376,315; collateralized by U.S. Treasury Notes: 2.375% - 2.500% due 01/31/24 - 08/15/24 and value $30,984,681)	30,376,020	30,376,020

Total Short-Term Investments (Cost $32,870,901)		32,875,355

TOTAL INVESTMENTS - 101.4% (Cost $1,368,740,166)		1,383,082,807

DERIVATIVES - (0.0%)		(443,185)

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(19,179,279)

NET ASSETS - 100.0%		$1,363,460,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/19	1,643	$354,912,056	$354,066,500	($845,556)
U.S. Treasury Ultra 10-Year Notes	12/19	24	3,471,409	3,417,750	(53,659)

					(899,215)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/19	226	27,053,229	26,927,547	125,682
U.S. Treasury 10-Year Notes	12/19	255	33,560,035	33,229,687	330,348

					456,030

Total Futures Contracts					($443,185)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$681,923,797	$-	$681,923,797	$-
	Mortgage-Backed Securities	227,785,118	-	227,785,118	-
	Asset-Backed Securities	221,653,180	-	221,653,180	-
	U.S. Treasury Obligations	218,845,357	-	218,845,357	-
	Short-Term Investments	32,875,355	-	32,875,355	-
	Derivatives:
	Interest Rate Contracts
	Futures	456,030	456,030	-	-

	Total Assets	1,383,538,837	456,030	1,383,082,807	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(899,215)	(899,215)	-	-

	Total Liabilities	(899,215)	(899,215)	-	-

	Total	$1,382,639,622	($443,185)	$1,383,082,807	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 21.1%

Argentina - 0.2%

Rio Energy SA 6.875% due 02/01/25 ~	$1,400,000	$665,014
YPF SA 8.500% due 07/28/25 ~	770,000	608,308

		1,273,322

Azerbaijan - 0.7%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	2,900,000	3,371,163
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	200,000	208,026
6.950% due 03/18/30 ~	1,660,000	1,988,159

		5,567,348

Bahrain - 0.3%

The Oil and Gas Holding Co BSCC
7.625% due 11/07/24 ~	760,000	863,247
8.375% due 11/07/28 ~	960,000	1,124,189

		1,987,436

Brazil - 2.1%

Banco do Brasil SA 4.625% due 01/15/25 ~	1,140,000	1,199,565
Banco Votorantim SA 4.500% due 09/24/24 ~	2,200,000	2,264,625
Gol Finance Inc 7.000% due 01/31/25 ~	820,000	803,600
NBM US Holdings Inc 7.000% due 05/14/26 ~	900,000	946,688
Petrobras Global Finance BV
5.093% due 01/15/30 ~	1,337,000	1,396,363
6.850% due 06/05/15	1,950,000	2,233,140
6.875% due 01/20/40	1,630,000	1,886,399
Rumo Luxembourg SARL 5.875% due 01/18/25 ~	1,135,000	1,199,564
Vale Overseas Ltd
6.875% due 11/21/36	1,325,000	1,685,400
6.875% due 11/10/39	1,290,000	1,649,600
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	425,000	536,350

		15,801,294

Chile - 1.6%

Banco del Estado de Chile 3.875% due 02/08/22 ~	480,000	497,320
Corp Nacional del Cobre de Chile
4.250% due 07/17/42 ~	753,000	820,333
4.375% due 02/05/49 ~	1,023,000	1,147,569
4.500% due 08/01/47 ~	799,000	910,968
4.875% due 11/04/44 ~	2,122,000	2,539,898
5.625% due 10/18/43 ~	1,651,000	2,161,280
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	870,000	899,365
4.500% due 09/14/47 ~	1,429,000	1,543,320
VTR Finance BV 6.875% due 01/15/24 ~	1,559,000	1,609,668

		12,129,721

China - 1.8%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	1,910,000	1,949,782

	Principal Amount	Value
Central China Real Estate Ltd 8.750% due 01/23/21 ~	$405,000	$414,106
China Evergrande Group 7.500% due 06/28/23 ~	1,030,000	854,913
China Hongqiao Group Ltd 7.125% due 07/22/22 ~	300,000	300,609
China SCE Group Holdings Ltd 5.875% due 03/10/22 ~	610,000	590,107
CIFI Holdings Group Co Ltd 6.875% due 04/23/21 ~	500,000	511,233
Country Garden Holdings Co Ltd 4.750% due 01/17/23 ~	820,000	815,925
Logan Property Holdings Co Ltd 5.250% due 02/23/23 ~	820,000	791,321
Scenery Journey Ltd 11.000% due 11/06/20 ~	775,000	776,439
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	1,603,000	1,637,877
6.300% due 11/12/40 ~	635,000	897,201
Sinopec Group Overseas Development 2012 Ltd 4.875% due 05/17/42 ~	880,000	1,103,804
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	1,070,000	1,061,806
Times China Holdings Ltd 6.250% due 01/17/21 ~	810,000	815,658
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	1,030,000	1,031,005

		13,551,786

Colombia - 0.7%

Banco de Bogota SA 6.250% due 05/12/26 ~	700,000	791,007
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 3,198,000,000	985,039
Millicom International Cellular SA
5.125% due 01/15/28 ~	$1,170,000	1,224,230
6.000% due 03/15/25 ~	1,170,000	1,216,800
6.250% due 03/25/29 ~	400,000	437,840
6.625% due 10/15/26 ~	673,000	733,570

		5,388,486

Costa Rica - 0.1%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	850,000	892,330

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	730,000	800,069
TBC Bank JSC 5.750% due 06/19/24 ~	400,000	404,000

		1,204,069

India - 0.3%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	1,565,000	1,621,209
Greenko Solar Mauritius Ltd 5.550% due 01/29/25 ~	600,000	601,337

		2,222,546

Indonesia - 1.7%

P.T. Indonesia Asahan Aluminium Persero
5.710% due 11/15/23 ~	978,000	1,077,267
6.757% due 11/15/48 ~	646,000	838,703
P.T. Pertamina Persero
6.000% due 05/03/42 ~	4,069,000	4,958,968
6.500% due 11/07/48 ~	611,000	804,005

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
P.T. Perusahaan Listrik Negara
5.250% due 05/15/47 ~	$633,000	$721,378
5.500% due 11/22/21 ~	2,417,000	2,568,062
6.150% due 05/21/48 ~	1,318,000	1,691,818

		12,660,201

Ireland - 0.5%

C&W Senior Financing DAC
6.875% due 09/15/27 ~	2,300,000	2,392,000
7.500% due 10/15/26 ~	1,145,000	1,210,837

		3,602,837

Jamaica - 0.1%

Digicel Ltd 6.000% due 04/15/21 ~	1,500,000	1,065,015

Kazakhstan - 1.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,302,000	2,392,225
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	728,962	734,776
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	1,991,000	2,672,218
KazMunayGas National Co JSC
5.375% due 04/24/30 ~	1,477,000	1,663,286
6.375% due 10/24/48 ~	657,000	818,144

		8,280,649

Luxembourg - 0.3%

Altice Financing SA 7.500% due 05/15/26 ~	2,345,000	2,497,402

Malaysia - 0.1%

Petronas Capital Ltd 7.875% due 05/22/22 ~	460,000	523,437

Mexico - 3.4%

Axtel SAB de CV 6.375% due 11/14/24 ~	1,035,000	1,068,648
BBVA Bancomer SA 5.125% due 01/18/33 ~	2,280,000	2,180,250
Cemex SAB de CV 7.750% due 04/16/26 ~	730,000	792,970
Comision Federal de Electricidad
4.875% due 01/15/24 ~	1,060,000	1,126,261
5.750% due 02/14/42 ~	1,345,000	1,466,063
8.180% due 12/23/27 ~	MXN 8,220,000	385,300
Petroleos Mexicanos
5.500% due 06/27/44	$399,000	342,202
5.625% due 01/23/46	3,447,000	2,965,799
6.350% due 02/12/48	2,161,000	1,993,868
6.750% due 09/21/47	5,259,000	5,060,736
6.875% due 08/04/26	1,917,000	2,065,568
7.190% due 09/12/24 ~	MXN 33,000,000	1,467,391
7.690% due 01/23/50 ~	$2,704,005	2,826,496
Trust F REIT 6.390% due 01/15/50 ~	1,400,000	1,494,360

		25,235,912

Morocco - 0.1%

OCP SA 6.875% due 04/25/44 ~	850,000	1,057,187

	Principal Amount	Value
Pakistan - 0.5%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	$1,840,000	$1,849,115
The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	689,000	692,590
5.625% due 12/05/22 ~	1,036,000	1,039,238

		3,580,943

Peru - 0.3%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 512,000	153,442
Nexa Resources SA 5.375% due 05/04/27 ~	$270,000	287,449
Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 5.750% due 04/03/28 ~	400,000	430,280
Petroleos del Peru SA 5.625% due 06/19/47 ~	867,000	1,029,822

		1,900,993

Philippines - 0.3%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	1,912,000	2,390,168

Russia - 0.4%

Koks OAO 7.500% due 05/04/22 ~	180,000	185,066
Russian Railways 5.700% due 04/05/22 ~	778,000	835,777
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	1,694,000	1,793,575

		2,814,418

Saudi Arabia - 0.4%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	985,000	1,073,414
Saudi Arabian Oil Co 4.250% due 04/16/39 ~	1,951,000	2,108,511

		3,181,925

Singapore - 0.3%

Puma International Financing SA 5.125% due 10/06/24 ~	2,015,000	1,947,820

South Africa - 0.9%

Absa Group Ltd 6.250% due 04/25/28 ~	1,040,000	1,087,320
Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	701,000	707,719
6.750% due 08/06/23 ~	513,000	528,209
7.125% due 02/11/25 ~	2,789,000	2,878,323
8.450% due 08/10/28 ~	508,000	559,815
Gold Fields Orogen Holdings BVI Ltd 6.125% due 05/15/29 ~	540,000	603,450
Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	570,000	564,830

		6,929,666

Ukraine - 0.6%

Metinvest BV
7.750% due 04/23/23 ~	850,000	898,157
8.500% due 04/23/26 ~	805,000	857,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
MHP Lux SA 6.950% due 04/03/26 ~	$645,000	$669,242
MHP SE 7.750% due 05/10/24 ~	870,000	934,149
Ukraine Railways 9.875% due 09/15/21 ~	155,000	160,234
Ukreximbank 9.750% due 01/22/25 ~	871,000	925,773

		4,445,539

United Kingdom - 0.9%

Standard Chartered Bank
6.625% due 05/17/33 ~	IDR 13,600,000,000	874,893
7.000% due 05/24/27 ~	34,179,000,000	2,396,358
8.250% due 05/19/36 ~	10,824,000,000	796,630
8.375% due 03/19/24 ~	4,364,000,000	327,258
8.375% due 03/17/34 ~	9,864,000,000	736,517
9.000% due 03/20/29 ~	3,534,000,000	276,242
10.500% due 08/19/30 ~	2,589,000,000	223,622
11.000% due 09/17/25 ~	8,000,000,000	673,477
12.800% due 06/17/21 ~	2,295,000,000	179,067

		6,484,064

United States - 0.1%

JBS Investments II GmbH 5.750% due 01/15/28 ~	$1,000,000	1,043,750

Venezuela - 1.1%

Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	1,432,000	125,300
8.500% due 10/27/20 Y ~	21,468,500	7,621,317
9.000% due 11/17/21 * Y ~	1,780,581	155,801
9.750% due 05/17/35 * Y ~	2,733,498	239,181
12.750% due 02/17/22 * Y ~	1,152,000	100,800

		8,242,399

Total Corporate Bonds & Notes (Cost $162,093,119)		157,902,663

SENIOR LOAN NOTES - 0.5%

United Arab Emirates - 0.5%

Dubai World Term B1 2.125% Cash or 1.750% PIK due 09/30/22	4,143,297	3,884,341

Total Senior Loan Notes (Cost $3,845,613)		3,884,341

FOREIGN GOVERNMENT BONDS & NOTES - 73.9%

Angola - 0.7%

Angolan Government
8.250% due 05/09/28 ~	1,068,000	1,108,776
9.375% due 05/08/48 ~	1,934,000	2,044,053
9.500% due 11/12/25 ~	1,580,000	1,778,473

		4,931,302

Argentina - 2.1%

Argentina Bonar
55.469% (ARS Deposit + 2.000%) due 04/03/22 § Ω	ARS 26,733,361	199,812
62.614% (ARS Deposit + 3.250%) due 03/01/20 § Ω	23,200,000	200,643

	Principal Amount	Value
Argentina POM Politica Monetaria 79.500% (ARS Reference + 0.000%) due 06/21/20 § Ω	ARS 163,558,348	$1,203,967
Argentine Republic Government
3.750% due 12/31/38 §	$4,816,197	1,932,547
5.875% due 01/11/28	2,535,000	1,036,207
6.875% due 04/22/21	6,598,000	3,274,323
6.875% due 01/11/48	8,269,000	3,514,408
7.500% due 04/22/26	2,805,000	1,251,759
7.625% due 04/22/46	3,507,000	1,537,855
8.280% due 12/31/33	1,721,202	842,816
Ciudad Autonoma De Buenos Aires 62.659% (ARS Deposit + 3.250%) due 03/29/24 § Ω	ARS 38,443,275	361,726
Provincia de Buenos Aires 57.850% (ARS Deposit + 3.750%) due 04/12/25 § ~ Ω	54,032,000	326,617

		15,682,680

Bahrain - 0.6%

Bahrain Government
7.000% due 10/12/28 ~	$1,624,000	1,825,439
7.500% due 09/20/47 ~	2,504,000	2,854,322

		4,679,761

Belarus - 1.4%

Republic of Belarus
6.200% due 02/28/30 ~	1,472,000	1,554,170
6.875% due 02/28/23 ~	4,672,000	5,006,020
7.625% due 06/29/27 ~	3,266,000	3,686,106

		10,246,296

Brazil - 8.7%

Brazil Letras do Tesouro Nacional
5.193% due 07/01/21	BRL 147,442,000	32,471,548
5.516% due 01/01/22	5,150,000	1,097,993
5.772% due 07/01/22	37,556,000	7,744,854
6.227% due 07/01/23	39,842,000	7,643,761
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	7,999,000	2,262,176
10.000% due 01/01/29	5,250,000	1,510,362
Brazilian Government
2.625% due 01/05/23	$1,480,000	1,481,110
4.250% due 01/07/25	1,934,000	2,040,061
4.625% due 01/13/28	1,767,000	1,880,547
5.000% due 01/27/45	1,777,000	1,847,662
5.625% due 01/07/41	581,000	651,452
5.625% due 02/21/47	1,004,000	1,126,373
6.000% due 04/07/26	1,027,000	1,187,387
7.125% due 01/20/37	1,013,000	1,291,585
8.250% due 01/20/34	689,000	943,930

		65,180,801

Chile - 1.0%

Bonos de la Tesoreria de la Republica
1.500% due 03/01/26 ^	CLP 1,991,578,400	3,028,654
1.900% due 09/01/30 ^	196,352,800	325,072
2.000% due 03/01/35 ^	196,352,800	340,301
Bonos de la Tesoreria de la Republica en pesos
4.000% due 03/01/23 ~	1,335,000,000	1,944,712
4.700% due 09/01/30 ~	890,000,000	1,439,925
Chile Government 3.240% due 02/06/28	$500,000	532,192

		7,610,856

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
China - 1.5%

China Government
3.290% due 05/23/29	CNY 63,690,000	$9,035,167
3.860% due 07/22/49	13,810,000	1,972,071

		11,007,238

Colombia - 3.0%

Colombia Government
3.875% due 04/25/27	$1,509,000	1,603,312
4.000% due 02/26/24	1,180,000	1,245,195
5.000% due 06/15/45	1,380,000	1,621,859
5.625% due 02/26/44	1,549,000	1,942,074
6.125% due 01/18/41	1,903,000	2,485,813
7.375% due 09/18/37	1,120,000	1,597,411
8.125% due 05/21/24	1,557,000	1,930,696
Colombian TES
4.750% due 02/23/23 ^	COP 7,999,838,939	2,544,064
6.250% due 11/26/25	1,327,100,000	398,471
7.000% due 05/04/22	11,972,800,000	3,628,250
7.500% due 08/26/26	6,465,300,000	2,068,242
10.000% due 07/24/24	4,880,200,000	1,693,830

		22,759,217

Costa Rica - 0.1%

Costa Rica Government 5.625% due 04/30/43 ~	$660,000	576,022

Croatia - 1.0%

Croatia Government
6.000% due 01/26/24 ~	2,870,000	3,307,885
6.375% due 03/24/21 ~	1,934,000	2,048,180
6.625% due 07/14/20 ~	2,333,000	2,410,317

		7,766,382

Czech Republic - 0.5%

Czech Republic Government
0.950% due 05/15/30 ~	CZK 19,590,000	794,083
1.000% due 06/26/26 ~	1,690,000	70,162
2.000% due 10/13/33	56,530,000	2,570,768
4.200% due 12/04/36 ~	3,230,000	193,990

		3,629,003

Dominican Republic - 1.8%

Dominican Republic
5.500% due 01/27/25 ~	$788,000	833,318
5.875% due 04/18/24 ~	1,861,000	1,972,679
6.000% due 07/19/28 ~	540,000	590,630
6.600% due 01/28/24 ~	1,136,000	1,251,020
6.850% due 01/27/45 ~	2,726,000	3,046,305
6.875% due 01/29/26 ~	2,959,000	3,347,398
7.450% due 04/30/44 ~	1,352,000	1,607,204
7.500% due 05/06/21 ~	673,333	704,475
9.750% due 06/05/26 ~	DOP 15,250,000	301,178

		13,654,207

Ecuador - 5.3%

Ecuador Government
7.875% due 01/23/28 ~	$3,777,000	3,592,909
7.950% due 06/20/24 ~	3,332,000	3,411,169
8.750% due 06/02/23 ~	2,357,000	2,507,282
8.875% due 10/23/27 ~	4,641,000	4,641,046
9.500% due 03/27/30 ~	2,468,000	2,468,000
9.625% due 06/02/27 ~	3,270,000	3,409,008
9.650% due 12/13/26 ~	7,339,000	7,715,197
10.500% due 03/24/20 ~	1,796,000	1,840,918
10.750% due 03/28/22 ~	3,689,000	4,030,205
10.750% due 01/31/29 ~	5,673,000	6,144,625

		39,760,359

	Principal Amount	Value
Egypt - 1.5%

Egypt Government
6.588% due 02/21/28 ~	$2,373,000	$2,401,179
7.500% due 01/31/27 ~	951,000	1,024,118
7.600% due 03/01/29 ~	800,000	848,914
7.903% due 02/21/48 ~	2,979,000	3,007,441
8.500% due 01/31/47 ~	2,582,000	2,742,050
8.700% due 03/01/49 ~	414,000	446,389
15.900% due 07/02/24	EGP 4,560,000	296,520
16.100% due 05/07/29	4,558,000	307,442

		11,074,053

El Salvador - 1.2%

El Salvador Government
5.875% due 01/30/25 ~	$973,000	1,004,632
6.375% due 01/18/27 ~	1,094,000	1,139,138
7.125% due 01/20/50 ~	470,000	479,988
7.375% due 12/01/19 ~	510,000	512,550
7.625% due 02/01/41 ~	1,801,000	1,940,596
7.650% due 06/15/35 ~	565,000	608,793
8.250% due 04/10/32 ~	1,063,000	1,215,817
8.625% due 02/28/29 ~	1,646,000	1,921,721

		8,823,235

Gabon - 0.5%

Gabon Government 6.375% due 12/12/24 ~	3,543,356	3,498,178

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,500,000	1,590,900

Ghana - 0.7%

Ghana Government
7.625% due 05/16/29 ~	1,049,000	1,051,652
7.875% due 03/26/27 ~	492,000	505,944
8.125% due 01/18/26 ~	570,000	604,706
8.125% due 03/26/32 ~	930,000	936,836
8.627% due 06/16/49 ~	1,540,000	1,539,615
8.950% due 03/26/51 ~	650,000	652,920

		5,291,673

Hungary - 1.6%

Hungary Government
3.000% due 10/27/27	HUF 170,800,000	617,356
3.000% due 08/21/30	100,890,000	362,336
5.375% due 02/21/23	$3,414,000	3,754,205
5.375% due 03/25/24	1,716,000	1,940,590
5.750% due 11/22/23	3,096,000	3,514,753
6.750% due 10/22/28	HUF 219,260,000	1,019,780
7.625% due 03/29/41	$422,000	702,123

		11,911,143

India - 2.4%

Export-Import Bank of India
3.375% due 08/05/26 ~	680,000	699,013
4.000% due 01/14/23 ~	1,180,000	1,227,645
India Government
7.170% due 01/08/28	INR 300,000,000	4,337,350
7.370% due 04/16/23	509,270,000	7,452,026
7.590% due 01/11/26	150,000,000	2,218,867
7.720% due 05/25/25	145,000,000	2,154,474

		18,089,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Indonesia - 4.2%

Indonesia Government
4.750% due 07/18/47 ~	$842,000	$964,153
5.125% due 01/15/45 ~	2,128,000	2,545,192
5.250% due 01/17/42 ~	863,000	1,039,838
5.250% due 01/08/47 ~	1,532,000	1,873,219
5.950% due 01/08/46 ~	1,039,000	1,377,728
Indonesia Treasury
6.125% due 05/15/28	IDR 28,890,000,000	1,889,502
6.625% due 05/15/33	24,564,000,000	1,580,212
7.000% due 05/15/27	10,997,000,000	771,022
7.000% due 09/15/30	23,604,000,000	1,626,672
7.500% due 08/15/32	28,141,000,000	1,970,167
7.500% due 06/15/35	15,276,000,000	1,061,164
7.500% due 05/15/38	2,751,000,000	190,471
8.250% due 05/15/29	33,477,000,000	2,523,050
8.250% due 05/15/36	15,719,000,000	1,156,894
8.375% due 03/15/24	48,397,000,000	3,629,315
8.375% due 09/15/26	50,295,000,000	3,804,704
8.375% due 04/15/39	18,757,000,000	1,394,453
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$680,000	730,823
4.550% due 03/29/26 ~	1,399,000	1,529,806

		31,658,385

Iraq - 0.1%

Iraq Government 5.800% due 01/15/28 ~	500,000	488,815

Ivory Coast - 0.8%

Ivory Coast Government
5.750% due 12/31/32 ~	5,682,160	5,593,603
6.375% due 03/03/28 ~	720,000	739,217

		6,332,820

Jamaica - 0.2%

Jamaica Government 7.875% due 07/28/45	910,000	1,192,109

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	800,000	822,458

Kazakhstan - 0.3%

Kazakhstan Government 6.500% due 07/21/45 ~	1,560,000	2,271,978

Kenya - 0.5%

Kenya Government
7.000% due 05/22/27 ~	600,000	624,000
8.000% due 05/22/32 ~	1,435,000	1,507,562
8.250% due 02/28/48 ~	1,438,000	1,472,443

		3,604,005

Lebanon - 2.2%

Lebanon Government
5.450% due 11/28/19 ~	1,947,000	1,932,397
6.000% due 01/27/23 ~	625,000	435,665
6.100% due 10/04/22 ~	4,804,000	3,419,847
6.150% due 06/19/20	979,000	912,404
6.375% due 03/09/20	1,660,000	1,589,450
6.600% due 11/27/26 ~	939,000	611,285

	Principal Amount	Value
6.850% due 03/23/27 ~	$1,424,000	$926,896
7.000% due 03/23/32 ~	1,733,000	1,134,907
7.250% due 03/23/37 ~	1,048,000	686,880
8.250% due 04/12/21 ~	5,692,000	4,866,660

		16,516,391

Malaysia - 1.2%

Malaysia Government
3.478% due 06/14/24	MYR 11,385,000	2,747,642
3.733% due 06/15/28	3,296,000	795,825
3.844% due 04/15/33	553,000	135,467
3.882% due 03/10/22	1,170,000	284,468
3.885% due 08/15/29	2,084,000	520,371
3.899% due 11/16/27	569,000	139,794
3.900% due 11/30/26	3,159,000	774,396
3.906% due 07/15/26	3,262,000	805,874
4.181% due 07/15/24	1,281,000	317,995
4.232% due 06/30/31	1,769,000	448,025
4.498% due 04/15/30	3,533,000	913,698
4.642% due 11/07/33	1,166,000	308,534
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	$865,000	901,379

		9,093,468

Mexico - 1.8%

Mexican Bonos
7.500% due 06/03/27	MXN 20,820,000	1,096,389
8.000% due 11/07/47	34,730,000	1,894,944
8.500% due 05/31/29	46,590,000	2,630,043
10.000% due 12/05/24	53,040,000	3,076,234
Mexico Government
4.350% due 01/15/47	$745,000	771,008
4.750% due 03/08/44	858,000	930,930
5.550% due 01/21/45	884,000	1,070,082
5.750% due 10/12/10	1,138,000	1,312,126
6.050% due 01/11/40	632,000	797,116

		13,578,872

Mongolia - 0.1%

Development Bank of Mongolia LLC 7.250% due 10/23/23	493,000	511,476
Mongolia Government 5.625% due 05/01/23 ~	433,000	437,976

		949,452

Morocco - 0.3%

Morocco Government
4.250% due 12/11/22 ~	2,030,000	2,127,402
5.500% due 12/11/42 ~	333,000	398,913

		2,526,315

Nigeria - 0.6%

Nigeria Government
6.500% due 11/28/27 ~	1,567,000	1,588,217
7.625% due 11/28/47 ~	1,030,000	1,019,298
7.696% due 02/23/38 ~	951,000	970,149
9.248% due 01/21/49 ~	620,000	694,115

		4,271,779

Oman - 0.8%

Oman Government
4.750% due 06/15/26 ~	649,000	625,490
6.500% due 03/08/47 ~	3,755,000	3,484,734
6.750% due 01/17/48 ~	2,181,000	2,063,771

		6,173,995

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Pakistan - 1.0%

Pakistan Government
6.875% due 12/05/27 ~	$3,496,000	$3,455,324
8.250% due 04/15/24 ~	2,908,000	3,146,032
8.250% due 09/30/25 ~	699,000	757,012

		7,358,368

Panama - 1.0%

Panama Government
4.000% due 09/22/24	530,000	566,835
4.300% due 04/29/53	1,580,000	1,854,541
4.500% due 05/15/47	670,000	795,632
6.700% due 01/26/36	1,334,000	1,904,298
7.125% due 01/29/26	335,000	420,023
8.875% due 09/30/27	731,000	1,048,992
9.375% due 04/01/29	757,000	1,164,841

		7,755,162

Paraguay - 0.2%

Paraguay Government
4.625% due 01/25/23 ~	860,000	906,664
4.700% due 03/27/27 ~	530,000	574,724

		1,481,388

Peru - 1.6%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 2,074,000	686,144
Peruvian Government
5.625% due 11/18/50	$3,362,000	4,933,768
7.350% due 07/21/25	1,797,000	2,278,614
8.750% due 11/21/33	2,529,000	4,182,359

		12,080,885

Philippines - 1.2%

Philippine Government
3.900% due 11/26/22	PHP 19,000,000	367,866
4.950% due 01/15/21	9,000,000	175,902
6.250% due 01/14/36	8,000,000	186,456
6.375% due 10/23/34	$1,318,000	1,908,181
7.750% due 01/14/31	1,618,000	2,437,629
9.500% due 02/02/30	1,956,000	3,186,250
10.625% due 03/16/25	720,000	1,028,372

		9,290,656

Poland - 0.8%

Republic of Poland Government
2.750% due 04/25/28	PLN 7,581,000	2,008,707
2.750% due 10/25/29	15,530,000	4,134,772

		6,143,479

Qatar - 1.7%

Qatar Government
3.250% due 06/02/26 ~	$2,251,000	2,368,998
4.000% due 03/14/29 ~	2,103,000	2,333,148
4.817% due 03/14/49 ~	3,830,000	4,748,733
5.103% due 04/23/48 ~	2,248,000	2,878,676

		12,329,555

Romania - 0.6%

Romanian Government
4.375% due 08/22/23 ~	2,316,000	2,480,540
6.125% due 01/22/44 ~	322,000	421,938
6.750% due 02/07/22 ~	1,226,000	1,349,930

		4,252,408

	Principal Amount	Value
Russia - 2.1%

Russian Federal
4.250% due 06/23/27 ~	$800,000	$852,284
4.375% due 03/21/29 ~	1,800,000	1,929,027
5.250% due 06/23/47 ~	2,800,000	3,332,050
7.050% due 01/19/28	RUB 139,655,000	2,183,629
7.400% due 12/07/22	21,907,000	346,577
7.500% due 08/18/21	42,076,000	660,331
7.700% due 03/23/33	91,980,000	1,488,429
7.750% due 09/16/26	138,965,000	2,260,595
8.500% due 09/17/31	150,333,000	2,592,784

		15,645,706

Saudi Arabia - 1.0%

Saudi Government
4.375% due 04/16/29 ~	$890,000	1,000,974
5.000% due 04/17/49 ~	2,537,000	3,059,597
5.250% due 01/16/50 ~	2,798,000	3,490,505

		7,551,076

Senegal - 0.3%

Senegal Government
6.250% due 05/23/33 ~	1,290,000	1,302,900
6.750% due 03/13/48 ~	819,000	791,388

		2,094,288

South Africa - 2.5%

Republic of South Africa Government
4.300% due 10/12/28	2,861,000	2,767,960
4.875% due 04/14/26	1,590,000	1,645,189
5.000% due 10/12/46	537,000	504,580
5.650% due 09/27/47	1,831,000	1,831,654
5.750% due 09/30/49	1,050,000	1,046,122
5.875% due 06/22/30	602,000	643,996
8.000% due 01/31/30	ZAR 32,322,537	1,993,853
8.250% due 03/31/32	35,385,000	2,156,001
8.750% due 01/31/44	21,447,048	1,262,820
8.750% due 02/28/48	49,746,689	2,905,695
8.875% due 02/28/35	15,962,040	992,766
9.000% due 01/31/40	20,700,000	1,263,999

		19,014,635

Sri Lanka - 0.7%

Sri Lanka Government
6.200% due 05/11/27 ~	$956,000	893,919
6.750% due 04/18/28 ~	200,000	191,202
6.825% due 07/18/26 ~	646,000	639,786
7.550% due 03/28/30 ~	1,520,000	1,499,345
7.850% due 03/14/29 ~	1,712,000	1,724,944

		4,949,196

Suriname - 0.2%

Republic of Suriname 9.250% due 10/26/26 ~	1,361,000	1,221,497

Thailand - 1.8%

Thailand Government
1.875% due 06/17/22	THB 186,318,000	6,175,881
2.000% due 12/17/22	4,000	133
2.125% due 12/17/26	31,475,000	1,077,630
2.400% due 12/17/23	46,100,000	1,569,877
2.875% due 06/17/46	4,297,000	176,560
3.300% due 06/17/38	43,824,000	1,844,031
3.400% due 06/17/36	19,566,000	819,326
3.600% due 06/17/67	22,550,000	1,066,310
3.775% due 06/25/32	19,056,000	784,736

		13,514,484

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Turkey - 2.5%

Turkey Government
3.000% due 02/23/22 ^	TRY 2,669,768	$466,162
3.250% due 03/23/23	$700,000	653,828
4.875% due 04/16/43	2,074,000	1,668,516
5.625% due 03/30/21	352,000	361,489
5.750% due 03/22/24	970,000	968,774
5.750% due 05/11/47	1,993,000	1,742,380
6.000% due 03/25/27	1,233,000	1,214,034
6.000% due 01/14/41	342,000	307,393
6.125% due 10/24/28	1,133,000	1,109,153
6.250% due 09/26/22	920,000	945,296
6.350% due 08/10/24	1,723,000	1,757,486
6.750% due 05/30/40	745,000	729,075
6.875% due 03/17/36	376,000	375,432
7.000% due 06/05/20	633,000	649,117
7.250% due 12/23/23	452,000	478,763
7.375% due 02/05/25	1,391,000	1,480,288
7.625% due 04/26/29	2,649,000	2,821,437
10.700% due 08/17/22	TRY 7,494,000	1,240,166

		18,968,789

Ukraine - 2.7%

Ukraine Government
7.375% due 09/25/32 ~	$4,950,000	4,987,259
7.750% due 09/01/22 ~	453,000	477,915
7.750% due 09/01/23 ~	1,584,000	1,668,644
7.750% due 09/01/24 ~	707,000	748,248
7.750% due 09/01/25 ~	2,840,000	2,987,546
7.750% due 09/01/26 ~	1,844,000	1,928,811
7.750% due 09/01/27 ~	1,115,000	1,162,995
8.994% due 02/01/24 ~	909,000	999,584
9.750% due 11/01/28 ~	3,519,000	4,040,322
15.840% due 02/26/25 ~	UAH 16,295,000	710,151
16.000% due 08/11/21 ~	4,603,000	191,878
17.000% due 05/11/22 ~	4,427,000	189,844
17.250% due 01/05/22 ~	4,063,000	173,851

		20,267,048

United Arab Emirates - 0.2%

Abu Dhabi Government 3.125% due 09/30/49 ~	$1,540,000	1,495,725

Uruguay - 1.5%

Uruguay Government
4.125% due 11/20/45	963,086	1,032,919
4.975% due 04/20/55	2,509,894	2,946,013
5.100% due 06/18/50	845,000	1,006,615
7.625% due 03/21/36	1,123,000	1,662,051
7.875% due 01/15/33	1,467,000	2,186,761
8.500% due 03/15/28 ~	UYU 38,029,000	892,591
9.875% due 06/20/22 ~	13,825,000	371,248
Uruguay Monetary Regulation Bill
9.519% due 06/10/20	11,719,000	297,631
9.547% due 07/03/20	23,815,000	601,267
10.060% due 03/10/21	6,899,000	162,536

		11,159,632

Venezuela - 0.5%

Venezuela Government
7.750% due 10/13/19 * Y ~	$913,000	102,713
8.250% due 10/13/24 * Y ~	1,784,900	200,801
9.000% due 05/07/23 * Y ~	816,000	91,800
9.250% due 09/15/27 * Y	2,467,000	277,537
9.250% due 05/07/28 * Y ~	1,282,000	144,225

	Principal Amount	Value
11.750% due 10/21/26 * Y ~	$7,749,400	$871,807
11.950% due 08/05/31 * Y ~	13,257,100	1,491,424
12.750% due 08/23/22 * Y ~	1,624,000	182,700

		3,363,007

Vietnam - 0.5%

Vietnam Government
4.800% due 11/19/24 ~	1,606,000	1,760,578
6.750% due 01/29/20 ~	2,034,000	2,065,014

		3,825,592

Zambia - 0.3%

Zambia Government
5.375% due 09/20/22 ~	407,000	286,455
8.500% due 04/14/24 ~	650,000	465,789
8.970% due 07/30/27 ~	2,546,000	1,823,354

		2,575,598

Total Foreign Government Bonds & Notes (Cost $565,942,583)		553,581,697

SHORT-TERM INVESTMENTS - 2.7%

Foreign Government Issues - 0.7%

Argentina Treasury Bill (Argentina)
98.953% due 10/29/20 Ω	ARS 89,510,937	668,676
119.268% due 05/13/20 Ω	47,307,000	457,559
Egypt Treasury Bills
17.532% due 10/29/19	EGP 12,300,000	748,450
17.692% due 10/29/19	11,800,000	718,025
17.753% due 10/22/19	3,525,000	215,097
18.171% due 10/22/19	34,275,000	2,091,469

		4,899,276

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $15,146,811; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $15,454,248)	$15,146,664	15,146,664

Total Short-Term Investments (Cost $21,861,113)		20,045,940

TOTAL INVESTMENTS - 98.2% (Cost $753,742,428)		735,414,641

DERIVATIVES - (0.2%)		(1,323,650)

OTHER ASSETS & LIABILITIES, NET - 2.0%		14,995,657

NET ASSETS - 100.0%		$749,086,648

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $11,605,406 or 1.5% of the Fund’s net assets were in default as of September 30, 2019.

(b)

Investments with a total aggregate value of $3,342,709 or 0.4% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS Ω	16,705,275	USD	347,664	10/19	CSF	$-	($86,883)
ARS Ω	18,784,373	USD	276,281	10/19	MER	10,592	-
BRL	41,792,766	USD	10,109,523	10/19	BSC	-	(50,974)
BRL	22,651,882	USD	5,439,411	10/19	DUB	12,370	-
BRL	91,783,980	USD	21,998,802	10/19	HSB	91,468	-
BRL	5,911,460	USD	1,420,000	10/19	MSC	2,751	-
CLP	8,259,461,549	USD	11,719,983	10/19	CSF	-	(386,496)
CNY	90,687,029	USD	12,723,004	11/19	HSB	-	(5,968)
CZK	55,329,469	USD	2,417,665	10/19	BRC	-	(78,994)
CZK	16,500,278	USD	698,704	10/19	HSB	-	(1,269)
CZK	55,329,469	USD	2,422,746	10/19	SCB	-	(84,076)
CZK	208,810,610	USD	8,979,441	11/19	HSB	-	(152,396)
HUF	744,092,670	USD	2,585,136	10/19	JPM	-	(159,119)
HUF	2,204,488,320	USD	7,257,634	11/19	BRC	-	(59,035)
IDR	61,373,820,000	USD	4,260,000	10/19	BRC	56,651	-
ILS	8,018,667	USD	2,287,401	10/19	BNP	22,681	-
KRW	15,312,840,770	USD	12,849,577	11/19	GSC	-	(59,280)
MXN	21,164,852	USD	1,093,000	10/19	BSC	-	(25,645)
MXN	65,804,203	USD	3,305,000	10/19	BSC	13,541	-
MXN	361,482,012	USD	18,680,730	10/19	BSC	-	(450,997)
MXN	119,990,509	USD	5,930,436	10/19	HSB	120,748	-
MXN	60,192,831	USD	3,101,237	10/19	JPM	-	(65,680)
MXN	25,539,559	USD	1,282,834	10/19	JPM	5,139	-
MYR	8,927,438	USD	2,140,000	10/19	DUB	-	(10,195)
MYR	22,713,292	USD	5,432,804	11/19	DUB	-	(18,464)
PEN	10,118,435	USD	3,018,027	10/19	DUB	-	(18,898)
PEN	6,495,533	USD	1,907,478	10/19	DUB	17,814	-
PEN	2,646,342	USD	790,000	10/19	JPM	-	(5,618)
PHP	100,089,548	USD	1,924,318	11/19	MSC	3,334	-
PLN	28,825,392	USD	7,325,925	10/19	BNP	-	(135,154)
PLN	13,853,511	USD	3,633,088	10/19	BRC	-	(177,197)
PLN	13,853,511	USD	3,649,180	10/19	MER	-	(193,289)
PLN	31,207,962	USD	7,819,340	01/20	MER	-	(23,598)
RON	15,765,938	USD	3,695,026	11/19	HSB	-	(76,861)
RON	7,373,550	USD	1,698,975	01/20	HSB	-	(8,598)
RUB	82,561,553	USD	1,245,000	10/19	BRC	23,692	-
RUB	5,821,599	USD	86,314	10/19	CIT	3,145	-
RUB	149,941,328	USD	2,229,158	10/19	CSF	74,932	-
RUB	172,760,272	USD	2,566,600	10/19	DUB	88,141	-
RUB	108,150,895	USD	1,634,000	10/19	GSC	27,913	-
RUB	655,688,254	USD	10,241,516	10/19	HSB	-	(165,798)
RUB	118,394,296	USD	1,762,572	10/19	HSB	56,746	-
RUB	137,809,133	USD	2,154,490	10/19	JPM	-	(36,828)
RUB	88,840,504	USD	1,342,610	10/19	JPM	22,568	-
RUB	260,567,912	USD	4,070,000	10/19	MER	-	(65,950)
RUB	14,134,260	USD	210,000	10/19	MSC	7,195	-
RUB	355,075,591	USD	5,506,840	11/19	MSC	-	(73,083)
SGD	310,791	USD	225,751	11/19	ANZ	-	(739)
SGD	2,856,000	USD	2,079,662	11/19	BNP	-	(11,925)
SGD	4,368,353	USD	3,176,577	11/19	CIT	-	(13,901)
SGD	3,301,375	USD	2,401,000	11/19	HSB	-	(10,813)
SGD	2,453,929	USD	1,785,000	11/19	MSC	-	(8,362)
THB	18,248,271	USD	595,920	11/19	BNP	1,349	-
THB	58,326,783	USD	1,903,408	11/19	DUB	5,640	-
THB	12,301,298	USD	401,544	11/19	GSC	1,080	-
THB	6,165,380	USD	201,342	11/19	JPM	453	-
TRY	8,611,731	USD	1,486,000	10/19	CIT	23,188	-
TRY	11,782,936	USD	2,025,223	10/19	HSB	39,713	-
TRY	1,024,034	USD	178,000	10/19	JPM	1,460	-
TRY	38,839,667	USD	6,642,935	10/19	SCB	163,638	-
TWD	241,503,683	USD	7,781,405	11/19	MSC	32,802	-
UAH	14,672,097	USD	491,500	04/20	MER	61,965	-
UAH	17,061,910	USD	577,000	05/20	BRC	62,525	-
UAH	13,890,688	USD	469,280	05/20	GSC	50,211	-
UAH	11,456,914	USD	387,800	05/20	MER	43,244	-
USD	10,035,723	BRL	41,792,766	10/19	BSC	-	(22,825)
USD	5,465,000	BRL	22,651,882	10/19	DUB	13,217	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	22,003,021	BRL	91,783,980	10/19	HSB	$-	($87,252)
USD	1,419,523	BRL	5,911,460	10/19	MSC	-	(3,229)
USD	7,955,513	BRL	33,365,818	11/19	HSB	-	(56,354)
USD	14,978,201	BRL	59,421,520	12/19	BNP	732,419	-
USD	3,569,866	CLP	2,480,878,115	10/19	BSC	165,647	-
USD	930,000	CLP	671,320,500	10/19	CSF	8,825	-
USD	525,000	CLP	372,828,750	10/19	HSB	13,410	-
USD	11,283,903	CNH	79,921,631	11/19	HSB	105,693	-
USD	1,430,000	COP	4,972,110,000	10/19	CSF	2,988	-
USD	400,000	COP	1,349,200,000	10/19	HSB	12,774	-
USD	271,269	COP	925,353,799	10/19	MER	5,689	-
USD	2,254,952	CZK	52,668,135	10/19	BNP	28,770	-
USD	688,920	CZK	16,177,908	10/19	DUB	5,111	-
USD	1,812,965	CZK	42,345,171	10/19	HSB	23,115	-
USD	1,370,762	CZK	31,524,151	10/19	JPM	38,295	-
USD	956,448	CZK	21,969,478	10/19	MER	27,839	-
USD	1,568,140	HUF	477,208,524	10/19	GSC	12,263	-
USD	373,793	HUF	109,307,253	10/19	HSB	17,410	-
USD	1,605,410	HUF	488,742,993	10/19	JPM	11,926	-
USD	1,390,848	IDR	20,003,173,985	10/19	BRC	-	(16,051)
USD	2,060,767	IDR	30,004,760,977	10/19	DUB	-	(49,581)
USD	1,888,811	IDR	27,523,747,150	10/19	HSB	-	(47,038)
USD	518,808	IDR	7,543,473,924	10/19	JPM	-	(11,753)
USD	488,681	IDR	7,002,805,251	11/19	DUB	-	(1,760)
USD	1,295,963	IDR	18,426,000,000	11/19	GSC	5,497	-
USD	196,693	IDR	2,801,893,402	11/19	MER	462	-
USD	2,146,623	IDR	30,563,618,000	11/19	SCB	6,098	-
USD	1,423,859	IDR	20,457,298,041	01/20	DUB	4,062	-
USD	1,152,661	IDR	16,537,224,416	01/20	GSC	4,928	-
USD	390,821	IDR	5,605,931,512	01/20	SCB	1,752	-
USD	390,000	ILS	1,368,897	10/19	MER	-	(4,363)
USD	485,000	INR	34,607,175	10/19	ANZ	-	(3,106)
USD	1,135,223	INR	79,088,726	10/19	BRC	19,740	-
USD	1,225,000	INR	88,402,125	10/19	MSC	-	(21,840)
USD	2,846,076	INR	206,444,389	11/19	BNP	-	(55,860)
USD	388,758	MXN	7,588,438	10/19	BNP	6,068	-
USD	14,122,800	MXN	280,103,336	10/19	BRC	-	(2,963)
USD	3,305,000	MXN	66,846,930	10/19	BSC	-	(66,127)
USD	799,915	MXN	15,783,920	10/19	BSC	81	-
USD	1,553,758	MXN	30,421,157	10/19	HSB	19,600	-
USD	1,690,000	MYR	7,123,688	10/19	DUB	-	(9,487)
USD	4,288,208	MYR	17,920,848	11/19	DUB	16,278	-
USD	660,000	PEN	2,240,700	10/19	MER	-	(4,149)
USD	2,187,984	PLN	8,359,587	10/19	BRC	102,603	-
USD	4,234,640	PLN	16,448,146	10/19	HSB	131,489	-
USD	5,182,160	PLN	20,566,137	10/19	MER	51,737	-
USD	2,344,000	RUB	153,962,358	10/19	DUB	-	(21,882)
USD	790,000	RUB	52,282,200	10/19	MER	-	(13,401)
USD	8,181,421	RUB	542,917,690	10/19	MSC	-	(161,394)
USD	1,047,692	THB	32,078,457	11/19	BRC	-	(2,242)
USD	1,435,000	TRY	8,561,381	10/19	MSC	-	(65,366)
USD	665,973	ZAR	9,763,871	10/19	HSB	23,712	-
USD	2,045,000	ZAR	31,508,133	10/19	MER	-	(27,582)
USD	385,000	ZAR	5,711,366	10/19	MER	9,309	-
ZAR	17,825,778	USD	1,245,920	10/19	HSB	-	(73,353)
ZAR	64,606,354	USD	4,187,170	10/19	MER	62,588	-

Total Forward Foreign Currency Contracts						$2,840,084	($3,551,041)

(d)	Swap agreements outstanding as of September 30, 2019 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.390%	6-Month PLN-WIBOR	A/S	LCH	03/28/23	PLN 11,000,000	$78,191	$-	$78,191

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.600%	6-Month INR-MIBOR	S/S	LCH	12/13/23	INR 900,000,000	($807,437)	$-	($807,437)
7.005%	28-Day MXN TIIE	L/L	CME	09/15/21	MXN 398,000,000	116,553	-	116,553

						($690,884)	$-	($690,884)

Total Interest Rate Swaps						($612,693)	$-	($612,693)

Total Swap Agreements						($612,693)	$-	($612,693)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$157,902,663	$-	$157,902,663	$-
	Senior Loan Notes	3,884,341	-	3,884,341	-
	Foreign Government Bonds & Notes	553,581,697	-	553,581,697	-
	Short-Term Investments	20,045,940	-	20,045,940	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,840,084	-	2,840,084	-
	Interest Rate Contracts
	Swaps	194,744	-	194,744	-

	Total Asset - Derivatives	3,034,828	-	3,034,828	-

	Total Assets	738,449,469	-	738,449,469	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,551,041)	-	(3,551,041)	-
	Interest Rate Contracts
	Swaps	(807,437)	-	(807,437)	-

	Total Liabilities - Derivatives	(4,358,478)	-	(4,358,478)	-

	Total Liabilities	(4,358,478)	-	(4,358,478)	-

	Total	$734,090,991	$-	$734,090,991	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%

Basic Materials - 2.3%

CF Industries Holdings Inc	176,328	$8,675,338
International Paper Co	352,243	14,730,802

		23,406,140

Communications - 8.7%

AT&T Inc	470,439	17,801,412
CBS Corp ‘B’	161,726	6,528,878
Charter Communications Inc ‘A’ *	32,784	13,510,942
Cisco Systems Inc	381,909	18,870,124
Comcast Corp ‘A’	281,625	12,695,655
eBay Inc	375,262	14,627,713
Vodafone Group PLC (United Kingdom)	3,252,928	6,480,822

		90,515,546

Consumer, Cyclical - 4.6%

Advance Auto Parts Inc	21,269	3,517,892
Carnival Corp	414,565	18,120,636
General Motors Co	579,441	21,717,449
The Gap Inc	269,864	4,684,839

		48,040,816

Consumer, Non-Cyclical - 19.0%

Allergan PLC	57,616	9,696,197
Anthem Inc	72,871	17,496,327
Archer-Daniels-Midland Co	330,457	13,571,869
Bristol-Myers Squibb Co	250,891	12,722,683
Cardinal Health Inc	175,844	8,298,078
Corteva Inc	442,541	12,391,148
CVS Health Corp	151,271	9,540,662
Danone SA (France)	55,897	4,923,502
Gilead Sciences Inc	187,935	11,911,320
Kimberly-Clark Corp	82,630	11,737,591
McKesson Corp	67,049	9,162,916
Medtronic PLC	56,386	6,124,647
Mylan NV *	337,826	6,682,198
Novartis AG (Switzerland)	88,041	7,640,810
Philip Morris International Inc	366,978	27,864,640
Reckitt Benckiser Group PLC (United Kingdom)	120,894	9,439,328
Sanofi ADR (France)	371,319	17,203,209

		196,407,125

Energy - 15.7%

BP PLC ADR (United Kingdom)	593,413	22,543,760
Canadian Natural Resources Ltd (TSE) (Canada)	386,121	10,273,439
Chevron Corp	196,093	23,256,630
Devon Energy Corp	536,536	12,909,056
Encana Corp (NYSE) (Canada)	1,645,523	7,569,406
Exxon Mobil Corp	36,364	2,567,662
Hess Corp	251,463	15,208,482
Marathon Oil Corp	1,214,510	14,902,038
Noble Energy Inc	466,251	10,471,997
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	326,023	19,186,454
Suncor Energy Inc (NYSE) (Canada)	737,063	23,276,449

		162,165,373

Financial - 29.5%

Ally Financial Inc	229,254	7,602,063
American International Group Inc	403,535	22,476,899
Bank of America Corp	1,742,734	50,835,551
Citigroup Inc	770,983	53,259,506

	Shares	Value
Citizens Financial Group Inc	360,734	$12,759,162
Fifth Third Bancorp	501,200	13,722,856
JPMorgan Chase & Co	312,414	36,768,004
MetLife Inc	218,543	10,306,488
Morgan Stanley	427,272	18,231,696
State Street Corp	236,100	13,974,759
The Allstate Corp	119,344	12,970,306
The Bank of New York Mellon Corp	303,217	13,708,440
The Goldman Sachs Group Inc	65,917	13,659,980
The PNC Financial Services Group Inc	69,384	9,724,861
Wells Fargo & Co	318,529	16,066,603

		306,067,174

Industrial - 8.4%

Arconic Inc	39,110	1,016,860
Caterpillar Inc	64,291	8,120,596
Eaton Corp PLC	187,932	15,626,546
Emerson Electric Co	217,863	14,566,320
General Electric Co	893,495	7,987,845
Ingersoll-Rand PLC	74,217	9,144,277
Johnson Controls International PLC	434,170	19,055,721
Textron Inc	246,537	12,070,452

		87,588,617

Technology - 6.4%

Cognizant Technology Solutions Corp ‘A’	169,502	10,215,038
Intel Corp	342,494	17,648,716
Microsoft Corp	127,873	17,778,183
NXP Semiconductors NV (Netherlands)	42,153	4,599,735
QUALCOMM Inc	212,230	16,188,905

		66,430,577

Utilities - 0.6%

Vistra Energy Corp	226,179	6,045,765

Total Common Stocks (Cost $899,281,625)		986,667,133

	Principal Amount

SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $46,157,638; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $47,080,860)	$46,157,189	46,157,189

Total Short-Term Investment (Cost $46,157,189)		46,157,189

TOTAL INVESTMENTS - 99.7% (Cost $945,438,814)		1,032,824,322

DERIVATIVES - (0.0%)		(240,047)

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,922,713

NET ASSETS - 100.0%		$1,035,506,988

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	22,297,264	USD	16,820,507	10/19	CIB	$10,393	$-
CAD	73,073	USD	55,128	10/19	DUB	30	-
CAD	453,347	USD	342,925	10/19	RBC	-	(720)
CAD	589,793	USD	444,448	10/19	RBC	753	-
CHF	100,272	USD	100,638	10/19	CIT	-	(152)
CHF	3,800,603	USD	3,813,060	10/19	RBC	-	(4,367)
EUR	18,554,757	USD	20,224,685	10/19	CIB	2,152	-
EUR	1,753,280	USD	1,941,354	10/19	GSC	-	(30,075)
GBP	15,805,402	USD	19,456,450	10/19	CIB	-	(21,300)
USD	15,144	CAD	20,212	10/19	GSC	-	(113)
USD	526,042	CAD	693,954	10/19	GSC	2,217	-
USD	16,449,633	CAD	21,949,240	10/19	RBC	-	(118,565)
USD	570,687	CAD	750,071	10/19	RBC	4,503	-
USD	16,829,099	CAD	22,299,145	11/19	CIB	-	(10,866)
USD	3,960,711	CHF	3,900,875	10/19	RBC	51,533	-
USD	3,824,032	CHF	3,802,491	11/19	RBC	4,193	-
USD	21,932,925	EUR	19,954,638	10/19	GSC	180,055	-
USD	388,412	EUR	353,399	10/19	RBC	3,166	-
USD	20,525,006	EUR	18,791,233	11/19	CIB	-	(2,802)
USD	107,423	EUR	98,390	11/19	GSC	-	(59)
USD	517,358	GBP	420,820	10/19	JPM	-	(105)
USD	17,612,576	GBP	14,596,665	10/19	RBC	-	(336,248)
USD	974,702	GBP	787,917	10/19	RBC	5,838	-
USD	19,189,673	GBP	15,571,635	11/19	CIB	20,204	-
USD	299,388	GBP	242,963	11/19	GSC	288	-

Total Forward Foreign Currency Contracts						$285,325	($525,372)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$23,406,140	$23,406,140	$-	$-
	Communications	90,515,546	84,034,724	6,480,822	-
	Consumer, Cyclical	48,040,816	48,040,816	-	-
	Consumer, Non-Cyclical	196,407,125	174,403,485	22,003,640	-
	Energy	162,165,373	162,165,373	-	-
	Financial	306,067,174	306,067,174	-	-
	Industrial	87,588,617	87,588,617	-	-
	Technology	66,430,577	66,430,577	-	-
	Utilities	6,045,765	6,045,765	-	-

	Total Common Stocks	986,667,133	958,182,671	28,484,462	-

	Short-Term Investment	46,157,189	-	46,157,189	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	285,325	-	285,325	-

	Total Assets	1,033,109,647	958,182,671	74,926,976	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(525,372)	-	(525,372)	-

	Total Liabilities	(525,372)	-	(525,372)	-

	Total	$1,032,584,275	$958,182,671	$74,401,604	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Communications - 8.7%

Acacia Communications Inc *	17,001	$1,111,865
Anaplan Inc *	37,194	1,748,118
Etsy Inc *	42,503	2,401,420
Q2 Holdings Inc *	22,582	1,781,042
Roku Inc *	23,821	2,424,025
Stitch Fix Inc ‘A’ *	74,448	1,433,124
The RealReal Inc *	149,938	3,352,614
Wix.com Ltd * (Israel)	18,070	2,109,492

		16,361,700

Consumer, Cyclical - 10.3%

BJ’s Wholesale Club Holdings Inc *	99,726	2,579,912
Floor & Decor Holdings Inc ‘A’ *	35,619	1,821,912
Fox Factory Holding Corp *	23,852	1,484,548
Freshpet Inc *	11,173	556,080
LGI Homes Inc *	35,737	2,977,607
Malibu Boats Inc ‘A’ *	51,783	1,588,702
Planet Fitness Inc ‘A’ *	31,494	1,822,558
The Lovesac Co *	49,830	930,326
Wingstop Inc	25,910	2,261,425
YETI Holdings Inc *	123,468	3,457,104

		19,480,174

Consumer, Non-Cyclical - 40.3%

10X Genomics Inc ‘A’ *	26,933	1,357,423
ACADIA Pharmaceuticals Inc *	47,990	1,727,160
Allogene Therapeutics Inc *	26,375	718,851
Amarin Corp PLC ADR * (Ireland)	90,408	1,370,585
Argenx SE ADR * (Netherlands)	13,354	1,521,822
Audentes Therapeutics Inc *	33,729	947,448
Avalara Inc *	46,168	3,106,645
Blueprint Medicines Corp *	42,651	3,133,569
Bridgebio Pharma Inc *	61,372	1,317,657
Bright Horizons Family Solutions Inc *	22,949	3,499,722
Calavo Growers Inc	24,274	2,310,399
CareDx Inc *	102,977	2,328,310
Chegg Inc *	75,403	2,258,320
Coherus Biosciences Inc *	159,604	3,233,577
CRISPR Therapeutics AG * (Switzerland)	21,144	866,693
Denali Therapeutics Inc *	57,129	875,216
Glaukos Corp *	61,387	3,837,301
Grand Canyon Education Inc *	23,373	2,295,229
Guardant Health Inc *	13,435	857,556
GW Pharmaceuticals PLC ADR * (United Kingdom)	13,920	1,601,218
Insperity Inc	16,339	1,611,352
Inspire Medical Systems Inc *	58,603	3,575,955
Insulet Corp *	13,918	2,295,496
Invitae Corp *	96,856	1,866,415
iRhythm Technologies Inc *	30,015	2,224,412
Masimo Corp *	10,439	1,553,219
Mirati Therapeutics Inc *	21,749	1,694,465
Nevro Corp *	40,178	3,454,103
Paylocity Holding Corp *	25,397	2,478,239
Penumbra Inc *	21,878	2,942,372
Repligen Corp *	50,844	3,899,226
Sage Therapeutics Inc *	6,849	960,846
Sarepta Therapeutics Inc *	7,072	532,663
Strategic Education Inc	12,317	1,673,634
Tactile Systems Technology Inc *	2,789	118,030
Tandem Diabetes Care Inc *	62,380	3,679,172
Teladoc Health Inc *	16,575	1,122,459
uniQure NV * (Netherlands)	22,711	893,905

		75,740,664

	Shares	Value
Energy - 2.2%

Enphase Energy Inc *	47,369	$1,053,013
SolarEdge Technologies Inc *	18,274	1,529,899
SunPower Corp *	140,407	1,540,265

		4,123,177

Financial - 4.0%

Assetmark Financial Holdings Inc *	73,284	1,909,048
eHealth Inc *	35,971	2,402,503
Evercore Inc ‘A’	10,776	863,158
Goosehead Insurance Inc ‘A’	46,900	2,314,515

		7,489,224

Industrial - 10.9%

Axon Enterprise Inc *	23,725	1,347,105
Cactus Inc ‘A’ *	39,167	1,133,493
Chart Industries Inc *	16,662	1,039,042
Federal Signal Corp	47,716	1,562,222
Generac Holdings Inc *	61,046	4,782,344
MasTec Inc *	22,760	1,477,807
Novanta Inc *	12,857	1,050,674
NV5 Global Inc *	20,945	1,429,915
OSI Systems Inc *	14,550	1,477,698
RBC Bearings Inc *	12,529	2,078,686
Trex Co Inc *	34,190	3,108,897

		20,487,883

Technology - 21.0%

Alteryx Inc ‘A’ *	25,898	2,782,222
Appian Corp *	50,966	2,420,885
Coupa Software Inc *	20,659	2,676,787
Cubic Corp	41,439	2,918,549
Elastic NV *	23,584	1,941,907
Five9 Inc *	55,418	2,978,163
Globant SA * (Argentina)	23,020	2,108,172
HubSpot Inc *	10,327	1,565,676
HUYA Inc ADR * (China)	55,360	1,308,710
Inphi Corp *	59,285	3,619,349
LivePerson Inc *	26,068	930,628
Medallia Inc *	58,880	1,615,078
MKS Instruments Inc	15,763	1,454,610
Monolithic Power Systems Inc	12,890	2,006,071
Semtech Corp *	33,963	1,650,941
Silicon Laboratories Inc *	23,952	2,667,055
SVMK Inc *	123,375	2,109,713
Verra Mobility Corp *	191,097	2,742,242

		39,496,758

Total Common Stocks (Cost $168,903,475)		183,179,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $4,921,364; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $5,023,681)	$4,921,316	$4,921,316

Total Short-Term Investment (Cost $4,921,316)		4,921,316

TOTAL INVESTMENTS - 100.0% (Cost $173,824,791)		188,100,896

OTHER ASSETS & LIABILITIES, NET - 0.0%		36,483

NET ASSETS - 100.0%		$188,137,379

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$183,179,580	$183,179,580	$-	$-
	Short-Term Investment	4,921,316	-	4,921,316	-

	Total	$188,100,896	$183,179,580	$4,921,316	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Basic Materials - 3.2%

Air Products & Chemicals Inc	78,645	$17,448,180
Ecolab Inc	12,829	2,540,655
Linde PLC (United Kingdom)	39,500	7,651,940
PPG Industries Inc	15,700	1,860,607
RPM International Inc	134,601	9,261,895
The Sherwin-Williams Co	10,700	5,883,609

		44,646,886

Communications - 5.3%

AT&T Inc	479,436	18,141,858
Cisco Systems Inc	203,805	10,070,005
Comcast Corp ‘A’	400,591	18,058,642
Fox Corp ‘A’	112,578	3,550,147
Omnicom Group Inc	30,700	2,403,810
The Walt Disney Co	157,905	20,578,180

		72,802,642

Consumer, Cyclical - 8.8%

Alaska Air Group Inc	63,146	4,098,807
Costco Wholesale Corp	19,324	5,567,438
Dollar General Corp	126,402	20,090,334
Hilton Worldwide Holdings Inc	93,962	8,748,802
Marriott International Inc ‘A’	75,525	9,393,044
McDonald’s Corp	55,639	11,946,250
MGM Resorts International	276,664	7,669,126
NIKE Inc ‘B’	63,250	5,940,440
PACCAR Inc	68,700	4,809,687
Ross Stores Inc	130,798	14,368,160
The Home Depot Inc	62,616	14,528,164
Tractor Supply Co	46,403	4,196,687
Yum! Brands Inc	91,032	10,325,760

		121,682,699

Consumer, Non-Cyclical - 24.2%

Automatic Data Processing Inc	61,890	9,990,284
Avery Dennison Corp	69,248	7,864,495
Becton Dickinson and Co	99,820	25,250,467
Cigna Corp	44,989	6,828,880
Colgate-Palmolive Co	27,696	2,035,933
CVS Health Corp	126,494	7,977,977
Danaher Corp	215,480	31,121,777
Diageo PLC (United Kingdom)	154,901	6,327,749
Equifax Inc	52,373	7,367,310
Johnson & Johnson	110,682	14,320,037
Keurig Dr Pepper Inc	126,668	3,460,570
Kimberly-Clark Corp	49,400	7,017,270
McCormick & Co Inc	33,361	5,214,324
Medtronic PLC	138,751	15,071,134
Merck & Co Inc	78,943	6,645,422
Mondelez International Inc ‘A’	292,262	16,167,934
Nestle SA (Switzerland)	77,412	8,395,676
PepsiCo Inc	155,774	21,356,615
Pfizer Inc	608,485	21,862,866
Philip Morris International Inc	126,498	9,604,993
S&P Global Inc	34,576	8,470,429
Stryker Corp	84,538	18,285,569
The Coca-Cola Co	203,600	11,083,984
Thermo Fisher Scientific Inc	83,960	24,455,029
Tyson Foods Inc ‘A’	27,100	2,334,394
UnitedHealth Group Inc	99,007	21,516,201
Zoetis Inc	117,140	14,594,473

		334,621,792

	Shares	Value
Energy - 3.0%

EOG Resources Inc	67,000	$4,972,740
Occidental Petroleum Corp	181,563	8,074,107
Schlumberger Ltd	73,600	2,514,912
TC Energy Corp (Canada)	226,017	11,705,420
TOTAL SA (France)	255,770	13,317,112

		40,584,291

Financial - 19.6%

American Express Co	47,448	5,612,149
American International Group Inc	144,700	8,059,790
American Tower Corp REIT	77,464	17,129,614
Aon PLC	73,488	14,225,072
Chubb Ltd	124,478	20,095,728
CME Group Inc	37,700	7,967,518
Crown Castle International Corp REIT	100,395	13,955,909
Equity Residential REIT	62,753	5,413,074
JPMorgan Chase & Co	339,620	39,969,878
Marsh & McLennan Cos Inc	187,167	18,726,058
Morgan Stanley	130,200	5,555,634
State Street Corp	114,109	6,754,112
TD Ameritrade Holding Corp	188,797	8,816,820
The Charles Schwab Corp	41,838	1,750,084
The Progressive Corp	109,183	8,434,387
US Bancorp	320,418	17,731,932
Visa Inc ‘A’	223,175	38,388,332
Wells Fargo & Co	429,727	21,675,430
Willis Towers Watson PLC	49,955	9,639,816

		269,901,337

Industrial - 14.5%

Agilent Technologies Inc	162,981	12,489,234
Amphenol Corp ‘A’	64,600	6,233,900
Ball Corp	270,236	19,675,883
Fortive Corp	141,600	9,708,096
General Electric Co	1,075,200	9,612,288
Honeywell International Inc	115,127	19,479,488
Illinois Tool Works Inc	71,982	11,264,463
JB Hunt Transport Services Inc	70,100	7,756,565
Northrop Grumman Corp	37,400	14,017,146
Roper Technologies Inc	58,269	20,778,726
Stanley Black & Decker Inc	41,900	6,050,779
TE Connectivity Ltd	105,400	9,821,172
The Boeing Co	45,119	17,166,426
Union Pacific Corp	78,935	12,785,891
United Parcel Service Inc ‘B’	87,400	10,472,268
Waste Connections Inc	145,107	13,349,844

		200,662,169

Technology - 11.0%

Accenture PLC ‘A’	119,357	22,958,319
Apple Inc	130,109	29,140,513
Fidelity National Information Services Inc	134,254	17,823,561
Microchip Technology Inc	81,437	7,566,312
Microsoft Corp	399,453	55,535,950
Texas Instruments Inc	145,819	18,845,647

		151,870,302

Utilities - 5.1%

American Water Works Co Inc	72,300	8,981,829
Atmos Energy Corp	134,428	15,310,005
DTE Energy Co	43,871	5,833,088
Eversource Energy	87,716	7,497,087
NextEra Energy Inc	77,002	17,940,696
Sempra Energy	103,246	15,240,142

		70,802,847

Total Common Stocks (Cost $1,021,819,235)		1,307,574,965

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.0%

Repurchase Agreement - 5.0%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $69,545,961; collateralized by U.S. Treasury Notes: 1.500% - 2.375% due 08/15/24 - 09/30/2024 and value $70,940,595)	$69,545,285	$69,545,285

Total Short-Term Investment (Cost $69,545,285)		69,545,285

TOTAL INVESTMENTS - 99.7% (Cost $1,091,364,520)		1,377,120,250

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,561,443

NET ASSETS - 100.0%		$1,380,681,693

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$44,646,886	$44,646,886	$-	$-
	Communications	72,802,642	72,802,642	-	-
	Consumer, Cyclical	121,682,699	121,682,699	-	-
	Consumer, Non-Cyclical	334,621,792	319,898,367	14,723,425	-
	Energy	40,584,291	27,267,179	13,317,112	-
	Financial	269,901,337	269,901,337	-	-
	Industrial	200,662,169	200,662,169	-	-
	Technology	151,870,302	151,870,302	-	-
	Utilities	70,802,847	70,802,847	-	-

	Total Common Stocks	1,307,574,965	1,279,534,428	28,040,537	-

	Short-Term Investment	69,545,285	-	69,545,285	-

	Total	$1,377,120,250	$1,279,534,428	$97,585,822	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 2.2%

Air Products & Chemicals Inc	27,868	$6,182,794
Albemarle Corp	13,688	951,590
Celanese Corp	15,981	1,954,317
CF Industries Holdings Inc	27,832	1,369,334
Dow Inc	94,788	4,516,648
DuPont de Nemours Inc	95,249	6,792,206
Eastman Chemical Co	17,254	1,273,863
Ecolab Inc	32,242	6,385,206
FMC Corp	17,032	1,493,366
Freeport-McMoRan Inc	185,591	1,776,106
International Flavors & Fragrances Inc	12,855	1,577,180
International Paper Co	49,400	2,065,908
Linde PLC (United Kingdom)	68,711	13,310,695
LyondellBasell Industries NV ‘A’	32,813	2,935,779
Newmont Goldcorp Corp	103,536	3,926,085
Nucor Corp	39,184	1,994,857
PPG Industries Inc	29,642	3,512,873
The Mosaic Co	45,433	931,377
The Sherwin-Williams Co	10,317	5,673,009

		68,623,193

Communications - 14.7%

Alphabet Inc ‘A’ *	38,074	46,493,684
Alphabet Inc ‘C’ *	38,412	46,824,228
Amazon.com Inc *	52,817	91,685,558
Arista Networks Inc *	6,824	1,630,390
AT&T Inc	928,815	35,146,360
Booking Holdings Inc *	5,404	10,605,944
CBS Corp ‘B’	41,596	1,679,231
CDW Corp	18,367	2,263,549
CenturyLink Inc	121,743	1,519,353
Charter Communications Inc ‘A’ *	20,551	8,469,478
Cisco Systems Inc	539,631	26,663,168
Comcast Corp ‘A’	576,526	25,989,792
Corning Inc	99,008	2,823,708
Discovery Inc ‘A’ *	20,226	538,618
Discovery Inc ‘C’ *	46,066	1,134,145
DISH Network Corp ‘A’ *	28,896	984,487
eBay Inc	100,221	3,906,615
Expedia Group Inc	17,324	2,328,519
F5 Networks Inc *	7,659	1,075,477
Facebook Inc ‘A’ *	305,799	54,456,686
Fox Corp ‘A’	45,546	1,436,293
Fox Corp ‘B’	20,792	655,780
Juniper Networks Inc	43,530	1,077,368
Motorola Solutions Inc	20,979	3,575,031
Netflix Inc *	55,349	14,812,499
News Corp ‘A’	49,097	683,430
News Corp ‘B’	15,851	226,590
Omnicom Group Inc	27,715	2,170,085
Symantec Corp	72,275	1,707,858
T-Mobile US Inc *	39,874	3,140,875
The Interpublic Group of Cos Inc	48,740	1,050,834
The Walt Disney Co	228,979	29,840,543
TripAdvisor Inc *	12,998	502,763
Twitter Inc *	98,261	4,048,353
VeriSign Inc *	13,210	2,491,802
Verizon Communications Inc	525,739	31,733,606
Viacom Inc ‘B’	44,732	1,074,910

		466,447,610

Consumer, Cyclical - 8.5%

Advance Auto Parts Inc	8,962	1,482,315
Alaska Air Group Inc	15,583	1,011,492

	Shares	Value
American Airlines Group Inc	49,712	$1,340,733
Aptiv PLC	32,035	2,800,500
AutoZone Inc *	3,098	3,360,153
Best Buy Co Inc	29,149	2,010,989
BorgWarner Inc	26,753	981,300
Capri Holdings Ltd *	20,159	668,472
CarMax Inc *	21,374	1,880,912
Carnival Corp	51,101	2,233,625
Chipotle Mexican Grill Inc *	3,242	2,724,804
Copart Inc *	25,231	2,026,806
Costco Wholesale Corp	55,675	16,040,524
Darden Restaurants Inc	15,659	1,851,207
Delta Air Lines Inc	73,558	4,236,941
Dollar General Corp	32,702	5,197,656
Dollar Tree Inc *	30,035	3,428,796
DR Horton Inc	42,675	2,249,399
Fastenal Co	71,836	2,346,882
Ford Motor Co	496,083	4,544,120
General Motors Co	159,705	5,985,743
Genuine Parts Co	18,599	1,852,274
Hanesbrands Inc	45,725	700,507
Harley-Davidson Inc	19,577	704,185
Hasbro Inc	14,452	1,715,308
Hilton Worldwide Holdings Inc	36,556	3,403,729
Kohl’s Corp	20,869	1,036,354
L Brands Inc	28,936	566,856
Leggett & Platt Inc	16,756	685,991
Lennar Corp ‘A’	36,134	2,018,084
LKQ Corp *	40,218	1,264,856
Lowe’s Cos Inc	98,106	10,787,736
Macy’s Inc	39,317	610,986
Marriott International Inc ‘A’	34,988	4,351,458
McDonald’s Corp	96,662	20,754,298
MGM Resorts International	64,541	1,789,076
Mohawk Industries Inc *	7,988	991,071
Newell Brands Inc	50,429	944,031
NIKE Inc ‘B’	158,767	14,911,397
Nordstrom Inc	14,263	480,235
Norwegian Cruise Line Holdings Ltd *	27,088	1,402,346
NVR Inc *	436	1,620,765
O’Reilly Automotive Inc *	9,898	3,944,452
PACCAR Inc	43,780	3,065,038
PulteGroup Inc	31,733	1,159,841
PVH Corp	9,757	860,860
Ralph Lauren Corp	6,394	610,435
Ross Stores Inc	46,579	5,116,703
Royal Caribbean Cruises Ltd	21,680	2,348,594
Southwest Airlines Co	61,099	3,299,957
Starbucks Corp	152,154	13,453,457
Tapestry Inc	36,642	954,524
Target Corp	64,970	6,945,943
The Gap Inc	27,618	479,448
The Home Depot Inc	139,290	32,318,066
The TJX Cos Inc	153,910	8,578,943
Tiffany & Co	13,953	1,292,466
Tractor Supply Co	15,478	1,399,830
Ulta Beauty Inc *	7,480	1,874,862
Under Armour Inc ‘A’ *	24,871	495,928
Under Armour Inc ‘C’ *	23,012	417,208
United Airlines Holdings Inc *	27,907	2,467,258
VF Corp	41,041	3,652,239
Walgreens Boots Alliance Inc	96,433	5,333,709
Walmart Inc	180,773	21,454,140
Whirlpool Corp	8,214	1,300,769
WW Grainger Inc	5,628	1,672,360
Wynn Resorts Ltd	12,523	1,361,501
Yum! Brands Inc	38,706	4,390,422

		271,243,865

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Consumer, Non-Cyclical - 21.5%

Abbott Laboratories	224,659	$18,797,219
AbbVie Inc	187,148	14,170,847
ABIOMED Inc *	5,748	1,022,512
Alexion Pharmaceuticals Inc *	28,579	2,799,027
Align Technology Inc *	9,315	1,685,270
Allergan PLC	41,697	7,017,188
Altria Group Inc	236,847	9,687,042
AmerisourceBergen Corp	19,504	1,605,764
Amgen Inc	76,230	14,751,267
Anthem Inc	32,482	7,798,928
Archer-Daniels-Midland Co	71,720	2,945,540
Automatic Data Processing Inc	54,994	8,877,132
Avery Dennison Corp	10,591	1,202,820
Baxter International Inc	64,898	5,676,628
Becton Dickinson and Co	34,121	8,631,248
Biogen Inc *	23,446	5,458,698
Boston Scientific Corp *	176,048	7,163,393
Bristol-Myers Squibb Co	207,073	10,500,672
Brown-Forman Corp ‘B’	23,136	1,452,478
Campbell Soup Co	21,437	1,005,824
Cardinal Health Inc	38,279	1,806,386
Celgene Corp *	89,580	8,895,294
Centene Corp *	51,790	2,240,435
Church & Dwight Co Inc	31,579	2,376,004
Cigna Corp	47,949	7,278,179
Cintas Corp	10,761	2,885,024
Colgate-Palmolive Co	108,922	8,006,856
Conagra Brands Inc	62,124	1,905,964
Constellation Brands Inc ‘A’	21,322	4,419,624
Corteva Inc	94,694	2,651,432
Coty Inc ‘A’	38,655	406,264
CVS Health Corp	164,457	10,372,303
Danaher Corp	81,156	11,721,361
DaVita Inc *	13,309	759,545
DENTSPLY SIRONA Inc	28,221	1,504,462
Edwards Lifesciences Corp *	26,395	5,804,524
Eli Lilly & Co	107,993	12,076,857
Equifax Inc	15,227	2,141,982
FleetCor Technologies Inc *	11,011	3,157,735
Gartner Inc *	11,540	1,650,105
General Mills Inc	76,412	4,211,829
Gilead Sciences Inc	160,971	10,202,342
Global Payments Inc	36,437	5,793,483
H&R Block Inc	26,532	626,686
HCA Healthcare Inc	33,801	4,070,316
Henry Schein Inc *	18,494	1,174,369
Hologic Inc *	33,758	1,704,441
Hormel Foods Corp	34,904	1,526,352
Humana Inc	17,147	4,383,974
IDEXX Laboratories Inc *	10,991	2,988,783
IHS Markit Ltd *	50,985	3,409,877
Illumina Inc *	18,538	5,639,630
Incyte Corp *	22,977	1,705,583
Intuitive Surgical Inc *	14,615	7,891,077
IQVIA Holdings Inc *	23,158	3,459,342
Johnson & Johnson	336,114	43,486,429
Kellogg Co	31,417	2,021,684
Kimberly-Clark Corp	43,522	6,182,300
Laboratory Corp of America Holdings *	12,395	2,082,360
Lamb Weston Holdings Inc	18,649	1,356,155
MarketAxess Holdings Inc	4,846	1,587,065
McCormick & Co Inc	15,471	2,418,117
McKesson Corp	23,997	3,279,430
Medtronic PLC	169,724	18,435,421
Merck & Co Inc	325,934	27,437,124
Molson Coors Brewing Co ‘B’	23,759	1,366,143
Mondelez International Inc ‘A’	181,955	10,065,751
Monster Beverage Corp *	50,003	2,903,174
Moody’s Corp	20,882	4,277,260

	Shares	Value
Mylan NV *	65,479	$1,295,175
Nektar Therapeutics *	22,091	402,388
Nielsen Holdings PLC	45,625	969,531
PayPal Holdings Inc *	148,739	15,407,873
PepsiCo Inc	177,462	24,330,040
Perrigo Co PLC	15,744	879,932
Pfizer Inc	702,825	25,252,502
Philip Morris International Inc	196,955	14,954,793
Quanta Services Inc	18,561	701,606
Quest Diagnostics Inc	16,779	1,795,856
Regeneron Pharmaceuticals Inc *	9,865	2,736,551
ResMed Inc	18,074	2,441,978
Robert Half International Inc	15,293	851,208
Rollins Inc	18,857	642,458
S&P Global Inc	31,068	7,611,039
Stryker Corp	40,787	8,822,228
Sysco Corp	65,231	5,179,341
Teleflex Inc	5,879	1,997,390
The Clorox Co	16,010	2,431,439
The Coca-Cola Co	489,185	26,631,231
The Cooper Cos Inc	6,322	1,877,634
The Estee Lauder Cos Inc ‘A’	27,759	5,522,653
The Hershey Co	18,935	2,934,736
The JM Smucker Co	14,390	1,583,188
The Kraft Heinz Co	79,779	2,228,626
The Kroger Co	101,982	2,629,096
The Procter & Gamble Co	317,539	39,495,501
Thermo Fisher Scientific Inc	50,635	14,748,456
Tyson Foods Inc ‘A’	37,590	3,238,003
United Rentals Inc *	9,881	1,231,568
UnitedHealth Group Inc	120,308	26,145,335
Universal Health Services Inc ‘B’	10,434	1,552,058
Varian Medical Systems Inc *	11,569	1,377,752
Verisk Analytics Inc	20,719	3,276,503
Vertex Pharmaceuticals Inc *	32,575	5,518,857
WellCare Health Plans Inc *	6,343	1,643,915
Zimmer Biomet Holdings Inc	26,138	3,587,963
Zoetis Inc	60,829	7,578,685

		681,501,418

Energy - 4.5%

Apache Corp	48,989	1,254,118
Baker Hughes a GE Co	82,792	1,920,774
Cabot Oil & Gas Corp	52,131	915,942
Chevron Corp	241,150	28,600,390
Cimarex Energy Co	12,962	621,398
Concho Resources Inc	25,204	1,711,352
ConocoPhillips	141,113	8,040,619
Devon Energy Corp	53,399	1,284,780
Diamondback Energy Inc	20,725	1,863,385
EOG Resources Inc	73,472	5,453,092
Exxon Mobil Corp	537,829	37,976,106
Halliburton Co	111,637	2,104,358
Helmerich & Payne Inc	13,792	552,645
Hess Corp	32,243	1,950,057
HollyFrontier Corp	20,320	1,089,965
Kinder Morgan Inc	247,387	5,098,646
Marathon Oil Corp	101,560	1,246,141
Marathon Petroleum Corp	83,883	5,095,892
National Oilwell Varco Inc	48,556	1,029,387
Noble Energy Inc	61,346	1,377,831
Occidental Petroleum Corp	113,883	5,064,377
ONEOK Inc	51,909	3,825,174
Phillips 66	57,016	5,838,438
Pioneer Natural Resources Co	21,149	2,659,910
Schlumberger Ltd	176,033	6,015,048
TechnipFMC PLC (United Kingdom)	54,214	1,308,726
The Williams Cos Inc	152,655	3,672,879
Valero Energy Corp	52,795	4,500,246

		142,071,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Financial - 17.7%

Affiliated Managers Group Inc	6,184	$515,436
Aflac Inc	94,372	4,937,543
Alexandria Real Estate Equities Inc REIT	14,297	2,202,310
Alliance Data Systems Corp	5,011	642,059
American Express Co	86,687	10,253,338
American International Group Inc	110,106	6,132,904
American Tower Corp REIT	55,957	12,373,771
Ameriprise Financial Inc	16,938	2,491,580
Aon PLC	30,449	5,894,013
Apartment Investment & Management Co ‘A’ REIT	18,067	942,013
Arthur J Gallagher & Co	23,534	2,107,940
Assurant Inc	7,771	977,747
AvalonBay Communities Inc REIT	17,719	3,815,432
Bank of America Corp	1,064,885	31,062,695
BB&T Corp	96,961	5,174,809
Berkshire Hathaway Inc ‘B’ *	249,250	51,848,985
BlackRock Inc	15,128	6,741,642
Boston Properties Inc REIT	18,272	2,369,148
Capital One Financial Corp	59,285	5,393,749
Cboe Global Markets Inc	14,284	1,641,374
CBRE Group Inc ‘A’ *	42,753	2,266,337
Chubb Ltd	57,867	9,342,049
Cincinnati Financial Corp	19,188	2,238,664
Citigroup Inc	287,155	19,836,667
Citizens Financial Group Inc	56,853	2,010,891
CME Group Inc	45,317	9,577,295
Comerica Inc	19,827	1,308,384
Crown Castle International Corp REIT	52,576	7,308,590
Digital Realty Trust Inc REIT	26,367	3,422,700
Discover Financial Services	41,183	3,339,529
Duke Realty Corp REIT	45,345	1,540,370
E*TRADE Financial Corp	31,693	1,384,667
Equinix Inc REIT	10,623	6,127,346
Equity Residential REIT	44,312	3,822,353
Essex Property Trust Inc REIT	8,278	2,704,009
Everest Re Group Ltd	5,174	1,376,750
Extra Space Storage Inc REIT	16,251	1,898,442
Federal Realty Investment Trust REIT	9,520	1,296,053
Fifth Third Bancorp	91,256	2,498,589
First Republic Bank	20,937	2,024,608
Franklin Resources Inc	38,256	1,104,068
Globe Life Inc	12,756	1,221,515
HCP Inc REIT	61,000	2,173,430
Host Hotels & Resorts Inc REIT	94,183	1,628,424
Huntington Bancshares Inc	132,473	1,890,390
Intercontinental Exchange Inc	71,129	6,563,073
Invesco Ltd	52,126	883,014
Iron Mountain Inc REIT	36,329	1,176,696
JPMorgan Chase & Co	406,442	47,834,159
KeyCorp	129,012	2,301,574
Kimco Realty Corp REIT	54,080	1,129,190
Lincoln National Corp	25,171	1,518,315
Loews Corp	33,555	1,727,411
M&T Bank Corp	17,166	2,711,713
Marsh & McLennan Cos Inc	64,447	6,447,922
Mastercard Inc ‘A’	113,780	30,899,235
MetLife Inc	101,179	4,771,602
Mid-America Apartment Communities Inc REIT	14,218	1,848,482
Morgan Stanley	159,667	6,812,991
Nasdaq Inc	14,756	1,466,009
Northern Trust Corp	27,493	2,565,647
People’s United Financial Inc	46,485	726,793
Principal Financial Group Inc	32,474	1,855,564
Prologis Inc REIT	79,634	6,786,410
Prudential Financial Inc	51,490	4,631,526

	Shares	Value
Public Storage REIT	18,933	$4,643,697
Raymond James Financial Inc	15,709	1,295,364
Realty Income Corp REIT	39,423	3,022,956
Regency Centers Corp REIT	20,783	1,444,211
Regions Financial Corp	126,493	2,001,119
SBA Communications Corp REIT	14,308	3,450,374
Simon Property Group Inc REIT	39,325	6,120,936
SL Green Realty Corp REIT	10,826	885,026
State Street Corp	47,020	2,783,114
SunTrust Banks Inc	55,763	3,836,494
SVB Financial Group *	6,758	1,412,084
Synchrony Financial	79,687	2,716,530
T Rowe Price Group Inc	29,853	3,410,705
The Allstate Corp	42,169	4,582,927
The Bank of New York Mellon Corp	109,040	4,929,698
The Charles Schwab Corp	147,882	6,185,904
The Goldman Sachs Group Inc	41,135	8,524,406
The Hartford Financial Services Group Inc	45,516	2,758,725
The Macerich Co REIT	13,759	434,647
The PNC Financial Services Group Inc	56,957	7,983,093
The Progressive Corp	73,581	5,684,132
The Travelers Cos Inc	33,282	4,948,701
The Western Union Co	54,123	1,254,030
UDR Inc REIT	35,406	1,716,483
Unum Group	25,919	770,313
US Bancorp	182,280	10,087,375
Ventas Inc REIT	46,132	3,369,020
Visa Inc ‘A’	219,520	37,759,635
Vornado Realty Trust REIT	20,131	1,281,741
Wells Fargo & Co	509,667	25,707,604
Welltower Inc REIT	51,512	4,669,563
Weyerhaeuser Co REIT	93,897	2,600,947
Willis Towers Watson PLC	16,361	3,157,182
Zions Bancorp NA	22,091	983,491

		561,930,161

Industrial - 9.1%

3M Co	72,972	11,996,597
Agilent Technologies Inc	40,003	3,065,430
Allegion PLC	12,057	1,249,708
Amcor PLC	202,619	1,975,535
AMETEK Inc	28,648	2,630,459
Amphenol Corp ‘A’	37,818	3,649,437
AO Smith Corp	18,447	880,106
Arconic Inc	50,750	1,319,500
Ball Corp	42,543	3,097,556
Caterpillar Inc	71,512	9,032,681
CH Robinson Worldwide Inc	16,991	1,440,497
CSX Corp	101,459	7,028,065
Cummins Inc	20,057	3,262,672
Deere & Co	40,001	6,747,369
Dover Corp	18,229	1,814,879
Eaton Corp PLC	52,926	4,400,797
Emerson Electric Co	77,807	5,202,176
Expeditors International of Washington Inc	21,535	1,599,835
FedEx Corp	30,371	4,421,106
FLIR Systems Inc	17,629	927,109
Flowserve Corp	16,570	773,985
Fortive Corp	37,730	2,586,769
Fortune Brands Home & Security Inc	18,123	991,328
Garmin Ltd	18,365	1,555,332
General Dynamics Corp	29,740	5,434,390
General Electric Co	1,104,002	9,869,778
Honeywell International Inc	91,459	15,474,863
Huntington Ingalls Industries Inc	5,164	1,093,684
IDEX Corp	9,650	1,581,442
Illinois Tool Works Inc	37,418	5,855,543
Ingersoll-Rand PLC	30,506	3,758,644
Jacobs Engineering Group Inc	17,224	1,575,996
JB Hunt Transport Services Inc	11,081	1,226,113

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Johnson Controls International PLC	100,741	$4,421,522
Kansas City Southern	12,580	1,673,266
Keysight Technologies Inc *	23,811	2,315,620
L3Harris Technologies Inc	28,147	5,872,590
Lockheed Martin Corp	31,589	12,321,605
Martin Marietta Materials Inc	8,024	2,199,378
Masco Corp	37,369	1,557,540
Mettler-Toledo International Inc *	3,126	2,201,954
Norfolk Southern Corp	33,832	6,078,257
Northrop Grumman Corp	20,002	7,496,550
Packaging Corp of America	11,950	1,267,895
Parker-Hannifin Corp	16,202	2,926,243
Pentair PLC	19,309	729,880
PerkinElmer Inc	14,021	1,194,169
Raytheon Co	35,400	6,945,126
Republic Services Inc	27,674	2,395,185
Rockwell Automation Inc	14,894	2,454,531
Roper Technologies Inc	13,146	4,687,864
Sealed Air Corp	19,700	817,747
Snap-on Inc	7,182	1,124,270
Stanley Black & Decker Inc	18,995	2,743,068
TE Connectivity Ltd	42,550	3,964,809
Textron Inc	30,108	1,474,088
The Boeing Co	67,951	25,853,317
TransDigm Group Inc	6,224	3,240,650
Union Pacific Corp	89,608	14,514,704
United Parcel Service Inc ‘B’	88,303	10,580,465
United Technologies Corp	102,684	14,018,420
Vulcan Materials Co	16,693	2,524,649
Wabtec Corp	23,047	1,656,157
Waste Management Inc	49,509	5,693,535
Waters Corp *	8,828	1,970,674
Westrock Co	32,188	1,173,253
Xylem Inc	22,811	1,816,212

		289,424,574

Technology - 17.2%

Accenture PLC ‘A’	80,746	15,531,493
Activision Blizzard Inc	96,519	5,107,785
Adobe Inc *	61,772	17,064,515
Advanced Micro Devices Inc *	137,987	4,000,243
Akamai Technologies Inc *	20,986	1,917,701
Analog Devices Inc	46,606	5,207,288
ANSYS Inc *	10,633	2,353,721
Apple Inc	539,980	120,939,321
Applied Materials Inc	118,812	5,928,719
Autodesk Inc *	27,651	4,084,053
Broadcom Inc	50,600	13,969,142
Broadridge Financial Solutions Inc	14,729	1,832,729
Cadence Design Systems Inc *	35,860	2,369,629
Cerner Corp	41,042	2,797,833
Citrix Systems Inc	15,683	1,513,723
Cognizant Technology Solutions Corp ‘A’	70,203	4,230,784
DXC Technology Co	34,626	1,021,467
Electronic Arts Inc *	37,701	3,687,912
Fidelity National Information Services Inc	77,584	10,300,052
Fiserv Inc *	72,139	7,472,879
Fortinet Inc *	18,173	1,394,959
Hewlett Packard Enterprise Co	168,099	2,550,062
HP Inc	190,342	3,601,271
Intel Corp	563,111	29,017,110
International Business Machines Corp	112,244	16,322,522
Intuit Inc	32,819	8,727,885
IPG Photonics Corp *	4,569	619,556
Jack Henry & Associates Inc	9,799	1,430,360
KLA Corp	20,591	3,283,235
Lam Research Corp	18,372	4,245,953
Leidos Holdings Inc	17,183	1,475,676
Maxim Integrated Products Inc	34,305	1,986,603
Microchip Technology Inc	29,910	2,778,938

	Shares	Value
Micron Technology Inc *	140,642	$6,026,510
Microsoft Corp	970,066	134,868,276
MSCI Inc	10,622	2,312,941
NetApp Inc	30,932	1,624,239
NVIDIA Corp	77,096	13,420,101
Oracle Corp	279,857	15,400,531
Paychex Inc	40,225	3,329,423
Qorvo Inc *	14,967	1,109,653
QUALCOMM Inc	153,900	11,739,492
salesforce.com Inc *	111,478	16,547,794
Seagate Technology PLC	31,705	1,705,412
Skyworks Solutions Inc	22,191	1,758,637
Synopsys Inc *	19,215	2,637,259
Take-Two Interactive Software Inc *	14,502	1,817,681
Texas Instruments Inc	118,771	15,349,964
Western Digital Corp	37,317	2,225,586
Xerox Holdings Corp	24,429	730,671
Xilinx Inc	32,115	3,079,828

		544,449,117

Utilities - 3.5%

AES Corp	84,059	1,373,524
Alliant Energy Corp	30,453	1,642,330
Ameren Corp	31,340	2,508,767
American Electric Power Co Inc	62,195	5,827,050
American Water Works Co Inc	22,739	2,824,866
Atmos Energy Corp	14,943	1,701,858
CenterPoint Energy Inc	63,829	1,926,359
CMS Energy Corp	36,371	2,325,926
Consolidated Edison Inc	41,344	3,905,768
Dominion Energy Inc	104,476	8,466,735
DTE Energy Co	23,367	3,106,876
Duke Energy Corp	92,166	8,835,033
Edison International	45,132	3,403,855
Entergy Corp	25,274	2,966,157
Evergy Inc	31,393	2,089,518
Eversource Energy	40,586	3,468,885
Exelon Corp	123,330	5,958,072
FirstEnergy Corp	68,639	3,310,459
NextEra Energy Inc	62,127	14,474,970
NiSource Inc	46,472	1,390,442
NRG Energy Inc	31,809	1,259,636
Pinnacle West Capital Corp	14,341	1,392,081
PPL Corp	92,035	2,898,182
Public Service Enterprise Group Inc	64,111	3,980,011
Sempra Energy	34,619	5,110,111
The Southern Co	131,763	8,139,001
WEC Energy Group Inc	39,828	3,787,643
Xcel Energy Inc	65,378	4,242,378

		112,316,493

Total Common Stocks (Cost $2,160,111,749)		3,138,008,107

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $32,037,325; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $32,682,796)	$32,037,014	$32,037,014

Total Short-Term Investment (Cost $32,037,014)		32,037,014

TOTAL INVESTMENTS - 99.9% (Cost $2,192,148,763)		3,170,045,121

DERIVATIVES - (0.0%)		(352,421)

OTHER ASSETS & LIABILITIES, NET - 0.1%		3,681,125

NET ASSETS - 100.0%		$3,173,373,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/19	233	$35,051,946	$34,699,525	($352,421)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,138,008,107	$3,138,008,107	$-	$-
	Short-Term Investment	32,037,014	-	32,037,014	-

	Total Assets	3,170,045,121	3,138,008,107	32,037,014	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(352,421)	(352,421)	-	-

	Total Liabilities	(352,421)	(352,421)	-	-

	Total	$3,169,692,700	$3,137,655,686	$32,037,014	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Basic Materials - 2.5%

The Sherwin-Williams Co	10,058	$5,530,592

Communications - 18.0%

Alphabet Inc ‘C’ *	10,059	12,261,921
Amazon.com Inc *	4,707	8,170,928
Facebook Inc ‘A’ *	27,871	4,963,268
GCI Liberty Inc ‘A’ *	53,620	3,328,193
Netflix Inc *	16,540	4,426,435
The Walt Disney Co	52,758	6,875,423

		40,026,168

Consumer, Cyclical - 6.3%

Live Nation Entertainment Inc *	30,991	2,055,943
NIKE Inc ‘B’	52,744	4,953,716
The Home Depot Inc	30,774	7,140,184

		14,149,843

Consumer, Non-Cyclical - 18.2%

Avalara Inc *	31,164	2,097,026
Boston Scientific Corp *	155,884	6,342,920
CoStar Group Inc *	6,617	3,925,204
Danaher Corp	35,679	5,153,118
Edwards Lifesciences Corp *	12,599	2,770,646
Globus Medical Inc ‘A’ *	45,750	2,338,740
ICU Medical Inc *	17,528	2,797,469
Insmed Inc *	134,716	2,376,390
Intuitive Surgical Inc *	9,250	4,994,353
Neurocrine Biosciences Inc *	33,431	3,012,467
The Cooper Cos Inc	15,559	4,621,023

		40,429,356

Financial - 16.9%

American Tower Corp REIT	31,100	6,877,143
Intercontinental Exchange Inc	63,802	5,887,010
Markel Corp *	4,490	5,306,731
Mastercard Inc ‘A’	48,596	13,197,216
Pagseguro Digital Ltd ‘A’ * (Brazil)	69,983	3,240,913
TD Ameritrade Holding Corp	64,693	3,021,163

		37,530,176

Industrial - 11.8%

Ball Corp	49,407	3,597,324
Cognex Corp	33,696	1,655,485
L3Harris Technologies Inc	36,174	7,547,343
The Boeing Co	17,566	6,683,336
Wabtec Corp	93,307	6,705,041

		26,188,529

Technology - 22.5%

Adobe Inc *	13,344	3,686,280
Apple Inc	36,941	8,273,676
ASML Holding NV ‘NY’ (Netherlands)	18,991	4,717,744
Atlassian Corp PLC ‘A’ *	11,639	1,459,996
Microsoft Corp	114,639	15,938,260
salesforce.com Inc *	56,543	8,393,243
Texas Instruments Inc	57,903	7,483,384

		49,952,583

Total Common Stocks (Cost $155,121,973)		213,807,247

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 7.9%

Commercial Paper - 2.9%

Cooperatieve Rabobank UA 1.845% due 10/01/19	$6,500,000	$6,499,636

U.S. Government Agency Issue - 5.0%

Federal Home Loan Bank 1.541% due 10/01/19	11,100,000	11,098,594

Total Short-Term Investments (Cost $17,600,000)		17,598,230

TOTAL INVESTMENTS - 104.1% (Cost $172,721,973)		231,405,477

OTHER ASSETS & LIABILITIES, NET - (4.1%)		(9,194,982)

NET ASSETS - 100.0%		$222,210,495

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$213,807,247	$213,807,247	$-	$-
	Short-Term Investments	17,598,230	-	17,598,230	-

	Total	$231,405,477	$213,807,247	$17,598,230	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 1.8%

The Sherwin-Williams Co	60,724	$33,390,306

Communications - 17.8%

Alibaba Group Holding Ltd ADR * (China)	38,015	6,357,248
Alphabet Inc ‘A’ *	61,558	75,170,936
Alphabet Inc ‘C’ *	24,777	30,203,163
Amazon.com Inc *	59,191	102,750,249
Booking Holdings Inc *	1,528	2,998,868
Charter Communications Inc ‘A’ *	49,273	20,306,389
Comcast Corp ‘A’	312,164	14,072,353
Facebook Inc ‘A’ *	255,834	45,558,919
Netflix Inc *	109,436	29,287,262
Shopify Inc ‘A’ * (Canada)	6,141	1,913,904
Spotify Technology SA *	24,174	2,755,836

		331,375,127

Consumer, Cyclical - 7.6%

Chipotle Mexican Grill Inc *	11,593	9,743,569
Costco Wholesale Corp	56,676	16,328,922
Dollar General Corp	85,541	13,595,887
Dollar Tree Inc *	113,453	12,951,795
Hilton Worldwide Holdings Inc	91,484	8,518,075
Lululemon Athletica Inc *	34,962	6,731,234
Marriott International Inc ‘A’	114,557	14,247,454
NIKE Inc ‘B’	256,348	24,076,204
Ross Stores Inc	190,345	20,909,398
Starbucks Corp	118,577	10,484,578
Wynn Resorts Ltd	27,137	2,950,335

		140,537,451

Consumer, Non-Cyclical - 25.3%

Abbott Laboratories	279,037	23,347,026
Boston Scientific Corp *	502,888	20,462,513
Colgate-Palmolive Co	316,943	23,298,480
Constellation Brands Inc ‘A’	74,496	15,441,531
CoStar Group Inc *	7,279	4,317,903
Danaher Corp	292,015	42,175,726
Edwards Lifesciences Corp *	68,256	15,010,177
Eli Lilly & Co	66,807	7,471,027
FleetCor Technologies Inc *	73,679	21,129,664
Global Payments Inc	263,860	41,953,740
IHS Markit Ltd *	117,532	7,860,540
Illumina Inc *	28,803	8,762,449
Medtronic PLC	296,120	32,164,554
Monster Beverage Corp *	55,067	3,197,190
PayPal Holdings Inc *	191,778	19,866,283
Pernod Ricard SA (France)	24,826	4,418,553
Square Inc ‘A’ *	107,117	6,635,898
Stryker Corp	58,577	12,670,205
The Estee Lauder Cos Inc ‘A’	80,898	16,094,657
Thermo Fisher Scientific Inc	177,030	51,563,528
TransUnion	145,383	11,792,015
Verisk Analytics Inc	215,158	34,025,086
Vertex Pharmaceuticals Inc *	69,267	11,735,215
Zoetis Inc	284,511	35,447,226

		470,841,186

Energy - 0.2%

Pioneer Natural Resources Co	36,406	4,578,783

Financial - 13.8%

American Tower Corp REIT	160,427	35,475,223

	Shares	Value
Aon PLC	157,058	$30,401,717
Intercontinental Exchange Inc	208,300	19,219,841
Mastercard Inc ‘A’	293,451	79,692,488
Visa Inc ‘A’	536,921	92,355,781

		257,145,050

Industrial - 7.0%

AMETEK Inc	181,597	16,674,237
Amphenol Corp ‘A’	174,839	16,871,963
Canadian Pacific Railway Ltd (NYSE) (Canada)	67,680	15,056,093
Fortive Corp	142,806	9,790,779
Roper Technologies Inc	71,570	25,521,862
Union Pacific Corp	104,315	16,896,944
Vulcan Materials Co	198,373	30,001,932

		130,813,810

Technology - 25.7%

Adobe Inc *	280,124	77,384,255
Analog Devices Inc	102,916	11,498,805
Apple Inc	133,975	30,006,381
Black Knight Inc *	60,371	3,686,253
Electronic Arts Inc *	219,862	21,506,901
Fidelity National Information Services Inc	292,823	38,875,181
Fiserv Inc *	448,752	46,486,220
Intuit Inc	131,149	34,877,765
Microsoft Corp	1,021,121	141,966,453
MSCI Inc	98,290	21,402,647
salesforce.com Inc *	258,743	38,407,811
Take-Two Interactive Software Inc *	100,580	12,606,697

		478,705,369

Total Common Stocks (Cost $1,311,895,302)		1,847,387,082

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

U.S. Government Agency Issue - 0.8%

Federal Home Loan Bank 1.521% due 10/01/19	$15,821,000	15,821,000

Total Short-Term Investment (Cost $15,821,000)		15,821,000

TOTAL INVESTMENTS - 100.0% (Cost $1,327,716,302)		1,863,208,082

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(816,787)

NET ASSETS - 100.0%		$1,862,391,295

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$33,390,306	$33,390,306	$-	$-
	Communications	331,375,127	331,375,127	-	-
	Consumer, Cyclical	140,537,451	140,537,451	-	-
	Consumer, Non-Cyclical	470,841,186	466,422,633	4,418,553	-
	Energy	4,578,783	4,578,783	-	-
	Financial	257,145,050	257,145,050	-	-
	Industrial	130,813,810	130,813,810	-	-
	Technology	478,705,369	478,705,369	-	-

	Total Common Stocks	1,847,387,082	1,842,968,529	4,418,553	-

	Short-Term Investment	15,821,000	-	15,821,000	-

	Total	$1,863,208,082	$1,842,968,529	$20,239,553	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 1.8%

The Sherwin-Williams Co	41,545	$22,844,349

Communications - 25.2%

Alibaba Group Holding Ltd ADR * (China)	150,692	25,200,223
Alphabet Inc ‘A’ *	30,065	36,713,574
Amazon.com Inc *	60,141	104,399,363
Booking Holdings Inc *	3,960	7,771,935
Facebook Inc ‘A’ *	203,172	36,180,870
GoDaddy Inc ‘A’ *	147,942	9,761,213
IAC/InterActiveCorp *	140,277	30,576,178
MercadoLibre Inc * (Argentina)	38,921	21,454,423
Netflix Inc *	114,164	30,552,570
Shopify Inc ‘A’ * (Canada)	16,315	5,084,733
Tencent Holdings Ltd (China)	427,500	17,881,423

		325,576,505

Consumer, Cyclical - 3.5%

Burlington Stores Inc *	82,071	16,399,427
Domino’s Pizza Inc	37,392	9,145,709
Ferrari NV (Italy)	35,549	5,477,746
NIKE Inc ‘B’	155,725	14,625,692

		45,648,574

Consumer, Non-Cyclical - 24.0%

Align Technology Inc *	95,944	17,358,189
Becton Dickinson and Co	67,276	17,018,137
Boston Scientific Corp *	591,327	24,061,096
Constellation Brands Inc ‘A’	143,646	29,774,943
Corteva Inc	329,994	9,239,832
CoStar Group Inc *	55,907	33,164,032
Humana Inc	22,099	5,650,051
Illumina Inc *	44,775	13,621,451
Intuitive Surgical Inc *	47,053	25,405,326
IQVIA Holdings Inc *	131,088	19,581,925
PayPal Holdings Inc *	120,636	12,496,683
S&P Global Inc	123,196	30,180,556
TransUnion	214,308	17,382,522
UnitedHealth Group Inc	101,131	21,977,789
Vertex Pharmaceuticals Inc *	83,885	14,211,797
Zoetis Inc	149,916	18,678,034

		309,802,363

Financial - 13.5%

CME Group Inc	116,150	24,547,141
Mastercard Inc ‘A’	217,638	59,103,952
SBA Communications Corp REIT	102,415	24,697,377
Visa Inc ‘A’	380,034	65,369,648

		173,718,118

Industrial - 9.9%

Ball Corp	251,482	18,310,404
Honeywell International Inc	43,275	7,322,130
Keysight Technologies Inc *	138,582	13,477,100
Roper Technologies Inc	46,862	16,710,989
The Boeing Co	87,534	33,304,061
Union Pacific Corp	91,845	14,877,053
Vulcan Materials Co	97,946	14,813,353
Xylem Inc	116,908	9,308,215

		128,123,305

	Shares	Value
Technology - 21.1%

Adobe Inc *	112,074	$30,960,443
ASML Holding NV ‘NY’ (Netherlands)	111,067	27,591,264
Autodesk Inc *	139,405	20,590,119
Coupa Software Inc *	48,330	6,262,118
Intuit Inc	119,549	31,792,861
Microsoft Corp	603,764	83,941,309
PTC Inc *	88,181	6,012,181
salesforce.com Inc *	244,303	36,264,337
ServiceNow Inc *	112,072	28,449,477

		271,864,109

Total Common Stocks (Cost $1,037,426,221)		1,277,577,323

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $14,741,447; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $15,039,864)	$14,741,304	14,741,304

Total Short-Term Investment (Cost $14,741,304)		14,741,304

TOTAL INVESTMENTS - 100.1% (Cost $1,052,167,525)		1,292,318,627

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(956,749)

NET ASSETS - 100.0%		$1,291,361,878

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$22,844,349	$22,844,349	$-	$-
	Communications	325,576,505	307,695,082	17,881,423	-
	Consumer, Cyclical	45,648,574	45,648,574	-	-
	Consumer, Non-Cyclical	309,802,363	309,802,363	-	-
	Financial	173,718,118	173,718,118	-	-
	Industrial	128,123,305	128,123,305	-	-
	Technology	271,864,109	271,864,109	-	-

	Total Common Stocks	1,277,577,323	1,259,695,900	17,881,423	-

	Short-Term Investment	14,741,304	-	14,741,304	-

	Total	$1,292,318,627	$1,259,695,900	$32,622,727	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Basic Materials - 3.4%

Air Products & Chemicals Inc	104,585	$23,203,228
PPG Industries Inc	137,333	16,275,334

		39,478,562

Communications - 14.4%

AT&T Inc	613,700	23,222,408
Charter Communications Inc ‘A’ *	76,872	31,680,489
Comcast Corp ‘A’	940,573	42,401,031
DISH Network Corp ‘A’ *	691,893	23,572,794
Fox Corp ‘B’	416,096	13,123,668
Motorola Solutions Inc	210,378	35,850,515

		169,850,905

Consumer, Cyclical - 2.3%

The Home Depot Inc	118,491	27,492,282

Consumer, Non-Cyclical - 17.4%

AmerisourceBergen Corp	162,319	13,363,723
Amgen Inc	76,596	14,822,092
Anheuser-Busch InBev SA/NV ADR (Belgium)	241,251	22,955,033
Anthem Inc	109,393	26,265,259
CVS Health Corp	216,371	13,646,519
Johnson & Johnson	171,535	22,193,198
Merck & Co Inc	353,473	29,755,357
Novartis AG ADR (Switzerland)	146,304	12,713,818
Pfizer Inc	365,292	13,124,942
Philip Morris International Inc	230,995	17,539,450
UnitedHealth Group Inc	81,740	17,763,737

		204,143,128

Energy - 8.0%

Chevron Corp	200,915	23,828,519
Enterprise Products Partners LP	500,970	14,317,723
Exxon Mobil Corp	263,062	18,574,808
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	249,927	14,708,204
Suncor Energy Inc (NYSE) (Canada)	722,785	22,825,550

		94,254,804

Financial - 25.2%

American Express Co	251,303	29,724,119
American Tower Corp REIT	151,041	33,399,696
Bank of America Corp	1,085,370	31,660,243
Berkshire Hathaway Inc ‘B’ *	86,330	17,958,367
JPMorgan Chase & Co	462,179	54,393,846
Marsh & McLennan Cos Inc	216,872	21,698,044
The Bank of New York Mellon Corp	247,062	11,169,673
The Charles Schwab Corp	320,321	13,399,027
The Progressive Corp	194,180	15,000,405
The Travelers Cos Inc	127,739	18,993,512
US Bancorp	606,969	33,589,664
Wells Fargo & Co	317,616	16,020,551

		297,007,147

Industrial - 16.1%

Deere & Co	107,755	18,176,114
Honeywell International Inc	200,281	33,887,545
Illinois Tool Works Inc	143,094	22,392,780
Martin Marietta Materials Inc	78,006	21,381,445
TE Connectivity Ltd	318,411	29,669,537
United Parcel Service Inc ‘B’	230,059	27,565,669
United Technologies Corp	262,681	35,861,210

		188,934,300

	Shares	Value
Technology - 7.3%

Apple Inc	74,670	$16,723,840
Microsoft Corp	274,285	38,133,843
Oracle Corp	434,270	23,897,878
Xerox Holdings Corp	229,900	6,876,309

		85,631,870

Utilities - 3.0%
Edison International	165,453	12,478,465
Sempra Energy	157,223	23,207,687

		35,686,152

Total Common Stocks (Cost $830,635,618)		1,142,479,150

	Principal Amount
SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $34,022,449; collateralized by U.S. Treasury Notes: 2.875% due 09/30/23 - 11/30/23 and value $34,706,522)	$34,022,118	34,022,118

Total Short-Term Investment (Cost $34,022,118)		34,022,118

TOTAL INVESTMENTS - 100.0% (Cost $864,657,736)		1,176,501,268

OTHER ASSETS & LIABILITIES, NET - 0.0%		445,818

NET ASSETS - 100.0%		$1,176,947,086

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,142,479,150	$1,142,479,150	$-	$-
	Short-Term Investment	34,022,118	-	34,022,118	-

	Total	$1,176,501,268	$1,142,479,150	$34,022,118	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 0.6%

Ecolab Inc	31,499	$ 6,238,062

Communications - 14.1%

Amazon.com Inc *	21,543	37,396,709
Booking Holdings Inc *	12,160	23,865,338
Facebook Inc ‘A’ *	202,412	36,045,529
Motorola Solutions Inc	167,823	28,598,717
Verizon Communications Inc	357,027	21,550,150

		147,456,443

Consumer, Cyclical - 8.8%

Best Buy Co Inc	179,806	12,404,816
DR Horton Inc	128,010	6,747,407
Fastenal Co	349,944	11,432,671
General Motors Co	186,780	7,000,514
O’Reilly Automotive Inc *	23,096	9,203,987
Starbucks Corp	148,202	13,104,021
The Home Depot Inc	112,260	26,046,565
Ulta Beauty Inc *	23,880	5,985,522

		91,925,503

Consumer, Non-Cyclical - 24.9%

Anheuser-Busch InBev SA/NV (Belgium)	109,540	10,425,963
AstraZeneca PLC ADR (United Kingdom)	375,200	16,722,664
Boston Scientific Corp *	165,787	6,745,873
Church & Dwight Co Inc	193,293	14,543,365
Cintas Corp	21,020	5,635,462
Constellation Brands Inc ‘A’	45,870	9,507,934
Elanco Animal Health Inc *	672,420	17,879,648
Gilead Sciences Inc	126,522	8,018,964
Laboratory Corp of America Holdings *	27,959	4,697,112
Merck & Co Inc	402,914	33,917,300
Nielsen Holdings PLC	83,456	1,773,440
S&P Global Inc	81,869	20,056,268
The Procter & Gamble Co	339,180	42,187,208
Thermo Fisher Scientific Inc	55,470	16,156,747
UnitedHealth Group Inc	153,794	33,422,512
Zimmer Biomet Holdings Inc	134,860	18,512,232

		260,202,692

Energy - 5.3%

Magellan Midstream Partners LP	245,708	16,283,069
Schlumberger Ltd	348,652	11,913,439
Suncor Energy Inc (NYSE) (Canada)	865,970	27,347,332

		55,543,840

Financial - 22.4%

AXA Equitable Holdings Inc	952,643	21,110,569
Berkshire Hathaway Inc ‘B’ *	160,916	33,473,746
Capital One Financial Corp	293,007	26,657,777
Danske Bank AS (Denmark)	463,357	6,446,393
Intercontinental Exchange Inc	184,724	17,044,484
JPMorgan Chase & Co	429,773	50,579,984
Mastercard Inc ‘A’	50,907	13,824,814
Prologis Inc REIT	411,701	35,085,159
SVB Financial Group *	50,280	10,506,006
The Progressive Corp	207,843	16,055,872
Tradeweb Markets Inc ‘A’	78,443	2,900,822

		233,685,626

	Shares	Value
Industrial - 7.3%

Honeywell International Inc	84,178	$14,242,918
Lockheed Martin Corp	84,540	32,975,672
Republic Services Inc	145,411	12,585,322
Union Pacific Corp	104,920	16,994,942

		76,798,854

Technology - 13.7%

Amdocs Ltd	175,878	11,627,294
Applied Materials Inc	397,434	19,831,957
Microsoft Corp	558,788	77,688,296
QUALCOMM Inc	226,440	17,272,843
ServiceNow Inc *	36,308	9,216,786
Texas Instruments Inc	59,250	7,657,470

		143,294,646

Utilities - 1.6%

Duke Energy Corp	169,030	16,203,216

Total Common Stocks (Cost $889,187,453)		1,031,348,882

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $6,564,191; collateralized by U.S. Treasury Notes: 2.500% - 2.625% due 12/31/23 - 01/31/24 and value $6,700,177)	$6,564,127	6,564,127

Total Short-Term Investment (Cost $6,564,127)		6,564,127

TOTAL INVESTMENTS - 99.3% (Cost $895,751,580)		1,037,913,009

OTHER ASSETS & LIABILITIES, NET - 0.7%		7,496,087

NET ASSETS - 100.0%		$1,045,409,096

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$6,238,062	$6,238,062	$-	$-
	Communications	147,456,443	147,456,443	-	-
	Consumer, Cyclical	91,925,503	91,925,503	-	-
	Consumer, Non-Cyclical	260,202,692	249,776,729	10,425,963	-
	Energy	55,543,840	55,543,840	-	-
	Financial	233,685,626	227,239,233	6,446,393	-
	Industrial	76,798,854	76,798,854	-	-
	Technology	143,294,646	143,294,646	-	-
	Utilities	16,203,216	16,203,216	-	-

	Total Common Stocks	1,031,348,882	1,014,476,526	16,872,356	-

	Short-Term Investment	6,564,127	-	6,564,127	-

	Total	$1,037,913,009	$1,014,476,526	$23,436,483	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 3.4%

Agnico Eagle Mines Ltd (Canada)	47,126	$2,526,425
CF Industries Holdings Inc	103,623	5,098,252
Huntsman Corp	283,383	6,591,488
Kirkland Lake Gold Ltd (Canada)	326,964	14,647,987
Newmont Goldcorp Corp	92,242	3,497,817
Westlake Chemical Corp	57,851	3,790,397

		36,152,366

Communications - 4.2%

Arista Networks Inc *	37,459	8,949,704
eBay Inc	190,398	7,421,714
Expedia Group Inc	16,015	2,152,576
Match Group Inc	43,316	3,094,495
Motorola Solutions Inc	44,206	7,533,145
Proofpoint Inc *	43,888	5,663,746
Sprint Corp *	674,556	4,162,011
Twitter Inc *	122,437	5,044,404

		44,021,795

Consumer, Cyclical - 18.1%

Alaska Air Group Inc	78,475	5,093,812
Allison Transmission Holdings Inc	60,111	2,828,223
American Eagle Outfitters Inc	530,889	8,611,020
Best Buy Co Inc	68,275	4,710,292
Burlington Stores Inc *	30,010	5,996,598
Casey’s General Stores Inc	133,351	21,490,847
Chipotle Mexican Grill Inc *	7,524	6,323,696
Copart Inc *	97,726	7,850,330
Darden Restaurants Inc	75,968	8,980,937
Dollar General Corp	152,214	24,192,893
DR Horton Inc	108,430	5,715,345
Floor & Decor Holdings Inc ‘A’ *	141,521	7,238,799
IAA Inc *	57,038	2,380,196
JetBlue Airways Corp *	202,247	3,387,637
Lear Corp	44,639	5,262,938
Live Nation Entertainment Inc *	15,274	1,013,277
Lululemon Athletica Inc *	37,948	7,306,128
Norwegian Cruise Line Holdings Ltd *	193,315	10,007,918
O’Reilly Automotive Inc *	7,909	3,151,816
Planet Fitness Inc ‘A’ *	104,533	6,049,325
PulteGroup Inc	123,873	4,527,558
Ralph Lauren Corp	17,603	1,680,558
Ross Stores Inc	81,222	8,922,237
Royal Caribbean Cruises Ltd	57,123	6,188,135
Spirit Airlines Inc *	190,513	6,915,622
Thor Industries Inc	34,410	1,948,982
Tractor Supply Co	55,186	4,991,022
Vail Resorts Inc	22,876	5,205,663
WW Grainger Inc	9,147	2,718,031

		190,689,835

Consumer, Non-Cyclical - 8.8%

ABIOMED Inc *	41,961	7,464,442
AMERCO	14,391	5,613,066
BioMarin Pharmaceutical Inc *	29,701	2,001,847
Centene Corp *	105,763	4,575,307
Edwards Lifesciences Corp *	24,169	5,315,005
FleetCor Technologies Inc *	39,689	11,382,012
FTI Consulting Inc *	95,887	10,163,063
Humana Inc	8,949	2,287,991
IDEXX Laboratories Inc *	14,438	3,926,125
Masimo Corp *	52,813	7,858,046
Molina Healthcare Inc *	12,146	1,332,659

	Shares	Value
Moody’s Corp	12,429	$2,545,832
Robert Half International Inc	50,522	2,812,055
Supernus Pharmaceuticals Inc *	69,763	1,917,087
Teleflex Inc	23,493	7,981,747
Tyson Foods Inc ‘A’	77,641	6,687,996
United Rentals Inc *	68,285	8,511,042

		92,375,322

Energy - 4.0%

Apergy Corp *	43,774	1,184,087
Cabot Oil & Gas Corp	283,594	4,982,747
Marathon Petroleum Corp	114,498	6,955,753
ONEOK Inc	154,230	11,365,209
Parsley Energy Inc ‘A’	109,659	1,842,271
Patterson-UTI Energy Inc	775,640	6,631,722
Pioneer Natural Resources Co	31,937	4,016,716
Valero Energy Corp	64,164	5,469,339

		42,447,844

Financial - 26.5%

AGNC Investment Corp REIT	1,736,456	27,939,577
Ally Financial Inc	229,308	7,603,853
Americold Realty Trust REIT	476,144	17,650,658
Arch Capital Group Ltd *	221,566	9,301,341
AvalonBay Communities Inc REIT	51,901	11,175,842
Brown & Brown Inc	486,699	17,550,366
Citizens Financial Group Inc	221,064	7,819,034
Cousins Properties Inc REIT	276,477	10,392,770
EPR Properties REIT	183,686	14,118,106
Evercore Inc ‘A’	93,673	7,503,207
Everest Re Group Ltd	35,798	9,525,490
First Horizon National Corp	325,306	5,269,957
Healthcare Realty Trust Inc REIT	197,948	6,631,258
Host Hotels & Resorts Inc REIT	511,130	8,837,438
Lamar Advertising Co ‘A’ REIT	57,289	4,693,688
LendingTree Inc *	26,408	8,197,836
Lincoln National Corp	180,235	10,871,775
Marsh & McLennan Cos Inc	188,889	18,898,345
Mid-America Apartment Communities Inc REIT	153,703	19,982,927
Omega Healthcare Investors Inc REIT	251,306	10,502,078
Synovus Financial Corp	274,965	9,832,748
The Hanover Insurance Group Inc	35,371	4,794,185
The Hartford Financial Services Group Inc	57,324	3,474,408
Umpqua Holdings Corp	136,294	2,243,399
Voya Financial Inc	155,523	8,466,672
White Mountains Insurance Group Ltd	5,699	6,154,920
WR Berkley Corp	134,726	9,731,259

		279,163,137

Industrial - 13.1%

Acuity Brands Inc	11,782	1,588,096
Aerojet Rocketdyne Holdings Inc *	104,037	5,254,909
AGCO Corp	69,746	5,279,772
BWX Technologies Inc	155,332	8,886,544
Eagle Materials Inc	79,243	7,132,662
Generac Holdings Inc *	130,541	10,226,582
Hexcel Corp	97,872	8,038,227
Huntington Ingalls Industries Inc	22,844	4,838,131
Kansas City Southern	79,459	10,568,842
Keysight Technologies Inc *	51,764	5,034,049
Kirby Corp *	19,285	1,584,456
Knight-Swift Transportation Holdings Inc	127,283	4,620,373
L3Harris Technologies Inc	63,256	13,197,732
Martin Marietta Materials Inc	29,594	8,111,715
Masco Corp	94,252	3,928,423
Old Dominion Freight Line Inc	13,784	2,342,866
Owens Corning	92,693	5,858,198
Textron Inc	94,263	4,615,117
The Timken Co	141,472	6,155,447

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Universal Display Corp	13,609	$2,284,951
Vulcan Materials Co	60,881	9,207,642
Xylem Inc	118,618	9,444,365

		138,199,099

Technology - 10.1%

Advanced Micro Devices Inc *	362,953	10,522,007
Analog Devices Inc	47,712	5,330,862
Aspen Technology Inc *	14,623	1,799,799
DocuSign Inc *	277,745	17,197,970
Jack Henry & Associates Inc	20,153	2,941,733
Monolithic Power Systems Inc	14,951	2,326,824
Paychex Inc	47,301	3,915,104
RealPage Inc *	86,509	5,437,956
ServiceNow Inc *	24,395	6,192,671
Skyworks Solutions Inc	130,091	10,309,712
Splunk Inc *	95,070	11,204,950
Workday Inc ‘A’ *	12,697	2,157,982
Xilinx Inc	60,495	5,801,471
Zebra Technologies Corp ‘A’ *	50,538	10,429,527
Zynga Inc ‘A’ *	1,780,813	10,364,332

		105,932,900

Utilities - 10.6%

American Water Works Co Inc	103,930	12,911,224
Atmos Energy Corp	154,120	17,552,727
CMS Energy Corp	304,523	19,474,246
ONE Gas Inc	128,072	12,309,000
Portland General Electric Co	158,489	8,934,025
WEC Energy Group Inc	396,838	37,739,293
Xcel Energy Inc	50,655	3,287,003

		112,207,518

Total Common Stocks (Cost $987,240,019)		1,041,189,816

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $4,379,941; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $4,472,493)	$4,379,899	4,379,899

Total Short-Term Investment (Cost $4,379,899)		4,379,899

TOTAL INVESTMENTS - 99.2% (Cost $991,619,918)		1,045,569,715

OTHER ASSETS & LIABILITIES, NET - 0.8%		8,459,698

NET ASSETS - 100.0%		$1,054,029,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,041,189,816	$1,041,189,816	$-	$-
	Short-Term Investment	4,379,899	-	4,379,899	-

	Total	$1,045,569,715	$1,041,189,816	$4,379,899	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 3.3%

Axalta Coating Systems Ltd *	551,469	$16,626,790
RPM International Inc	191,864	13,202,162

		29,828,952

Communications - 7.1%

Arista Networks Inc *	62,391	14,906,458
GrubHub Inc *	198,209	11,141,328
MercadoLibre Inc * (Argentina)	27,715	15,277,339
Palo Alto Networks Inc *	63,404	12,923,637
Twitter Inc *	265,123	10,923,068

		65,171,830

Consumer, Cyclical - 21.4%

BorgWarner Inc	385,242	14,130,677
Burberry Group PLC (United Kingdom)	426,518	11,392,984
Chipotle Mexican Grill Inc *	33,946	28,530,595
Dunkin’ Brands Group Inc	203,910	16,182,298
Fastenal Co	570,614	18,641,959
Lululemon Athletica Inc *	92,327	17,775,717
National Vision Holdings Inc *	290,401	6,989,952
Nordstrom Inc	159,098	5,356,830
O’Reilly Automotive Inc *	35,868	14,293,757
The Scotts Miracle-Gro Co	116,867	11,899,398
Tiffany & Co	144,156	13,353,170
Tractor Supply Co	244,107	22,077,037
Ulta Beauty Inc *	64,639	16,201,765

		196,826,139

Consumer, Non-Cyclical - 25.6%

10X Genomics Inc ‘A’ *	16,915	852,516
ABIOMED Inc *	62,353	11,091,975
Bio-Techne Corp	18,502	3,620,286
CoStar Group Inc *	53,144	31,525,021
DexCom Inc *	107,195	15,997,782
Edwards Lifesciences Corp *	93,197	20,494,952
Glaukos Corp *	154,715	9,671,235
Intuitive Surgical Inc * ‡	30,060	16,230,296
Laboratory Corp of America Holdings *	72,491	12,178,488
MarketAxess Holdings Inc	61,894	20,270,285
Seattle Genetics Inc *	141,415	12,076,841
Square Inc ‘A’ *	258,748	16,029,439
Teladoc Health Inc *	77,342	5,237,600
The Hershey Co	82,701	12,817,828
TransUnion	277,937	22,543,470
Zoetis Inc	193,451	24,102,060

		234,740,074

Financial - 3.5%

Cboe Global Markets Inc	46,823	5,380,431
First Republic Bank	168,149	16,260,008
SVB Financial Group *	48,904	10,218,491

		31,858,930

Industrial - 15.8%

Agilent Technologies Inc	146,472	11,224,149
AO Smith Corp	303,863	14,497,304
Coherent Inc *	48,468	7,450,501
Fortive Corp	80,562	5,523,331
Gardner Denver Holdings Inc *	240,057	6,791,212
IDEX Corp	99,385	16,287,214
Keysight Technologies Inc *	230,710	22,436,547
L3Harris Technologies Inc	78,983	16,479,013

	Shares	Value
Novanta Inc *	55,832	$4,562,591
The Middleby Corp *	134,666	15,742,455
Trex Co Inc *	151,690	13,793,172
Universal Display Corp	61,904	10,393,682

		145,181,171

Technology - 21.5%

Advanced Micro Devices Inc *	362,969	10,522,471
Cerner Corp	235,694	16,067,260
DocuSign Inc *	155,093	9,603,359
Electronic Arts Inc * ‡	256,374	25,078,505
Guidewire Software Inc *	186,006	19,601,312
Maxim Integrated Products Inc	274,644	15,904,634
Microchip Technology Inc	189,655	17,620,846
Monolithic Power Systems Inc	106,621	16,593,426
ServiceNow Inc *	81,417	20,667,705
Teradyne Inc	377,200	21,843,652
Twilio Inc ‘A’ *	101,563	11,167,868
Tyler Technologies Inc *	49,085	12,884,813

		197,555,851

Total Common Stocks (Cost $729,874,451)		901,162,947

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $16,071,846; collateralized by U.S. Treasury Notes: 2.500% due 01/31/24 and value $16,396,667)	$16,071,690	16,071,690

Total Short-Term Investment (Cost $16,071,690)		16,071,690

TOTAL INVESTMENTS - 99.9% (Cost $745,946,141)		917,234,637

DERIVATIVES - (0.0%)		(123,750)

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,273,096

NET ASSETS - 100.0%		$918,383,983

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Premiums received and value of written options outstanding as of September 30, 2019 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - Cerner Corp	$70.00	10/18/19	CME	550	$3,850,000	$208,925	($123,750)

Total Written Options						$208,925	($123,750)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$29,828,952	$29,828,952	$-	$-
	Communications	65,171,830	65,171,830	-	-
	Consumer, Cyclical	196,826,139	185,433,155	11,392,984	-
	Consumer, Non-Cyclical	234,740,074	234,740,074	-	-
	Financial	31,858,930	31,858,930	-	-
	Industrial	145,181,171	145,181,171	-	-
	Technology	197,555,851	197,555,851	-	-

	Total Common Stocks	901,162,947	889,769,963	11,392,984	-

	Short-Term Investment	16,071,690	-	16,071,690	-

	Total Assets	917,234,637	889,769,963	27,464,674	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(123,750)	-	(123,750)	-

	Total Liabilities	(123,750)	-	(123,750)	-

	Total	$917,110,887	$889,769,963	$27,340,924	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 2.5%

FMC Corp	125,092	$10,968,067
Nutrien Ltd (Canada)	137,446	6,855,806
Steel Dynamics Inc	140,805	4,195,989
The Mosaic Co	157,817	3,235,249

		25,255,111

Communications - 3.9%

Altice USA Inc ‘A’ *	199,866	5,732,157
eBay Inc	250,804	9,776,340
Expedia Group Inc	93,596	12,580,238
Fox Corp ‘A’	123,535	3,895,676
Liberty Global PLC ‘C’ * (United Kingdom)	162,267	3,860,332
Omnicom Group Inc	40,300	3,155,490

		39,000,233

Consumer, Cyclical - 8.6%

AutoZone Inc *	4,965	5,385,138
Dollar Tree Inc *	31,355	3,579,487
HD Supply Holdings Inc *	190,760	7,473,023
IAA Inc *	127,150	5,305,970
International Game Technology PLC	219,069	3,112,970
KAR Auction Services Inc	83,368	2,046,684
Las Vegas Sands Corp	87,776	5,069,942
Lear Corp	28,803	3,395,874
Lennar Corp ‘A’	98,253	5,487,430
PACCAR Inc	61,104	4,277,891
Ross Stores Inc	46,999	5,162,840
Southwest Airlines Co	214,445	11,582,174
WABCO Holdings Inc *	49,676	6,644,165
WESCO International Inc *	58,070	2,774,004
Whirlpool Corp	34,482	5,460,570
Wyndham Destinations Inc	116,584	5,365,196
Wyndham Hotels & Resorts Inc	77,696	4,019,991

		86,143,349

Consumer, Non-Cyclical - 13.6%

AmerisourceBergen Corp	86,672	7,135,706
Avantor Inc *	211,638	3,111,079
Avery Dennison Corp	65,444	7,432,475
Boston Scientific Corp *	97,727	3,976,512
Centene Corp *	100,486	4,347,024
Coca-Cola European Partners PLC (United Kingdom)	93,652	5,193,003
Corteva Inc	212,085	5,938,380
DaVita Inc *	42,108	2,403,104
Global Payments Inc	33,053	5,255,427
Humana Inc	28,294	7,233,927
ICON PLC * (Ireland)	50,278	7,407,961
IQVIA Holdings Inc *	50,361	7,522,926
Jazz Pharmaceuticals PLC *	39,000	4,997,460
Laboratory Corp of America Holdings *	49,197	8,265,096
ManpowerGroup Inc	63,533	5,352,020
McKesson Corp	42,243	5,772,928
Molina Healthcare Inc *	23,739	2,604,643
Moody’s Corp	26,087	5,343,400
Nomad Foods Ltd * (United Kingdom)	336,309	6,894,334
Robert Half International Inc	123,983	6,900,894
Tyson Foods Inc ‘A’	57,585	4,960,372
Universal Health Services Inc ‘B’	56,511	8,406,011
Zimmer Biomet Holdings Inc	72,305	9,925,307

		136,379,989

	Shares	Value
Energy - 4.0%

Apergy Corp *	134,884	$3,648,612
Cimarex Energy Co	69,633	3,338,206
Diamondback Energy Inc §	49,379	4,439,666
Marathon Oil Corp	193,517	2,374,454
Marathon Petroleum Corp	119,547	7,262,480
Noble Energy Inc	326,462	7,332,336
Pioneer Natural Resources Co §	22,377	2,814,355
Valero Energy Corp	106,382	9,068,002

		40,278,111

Financial - 33.1%

Air Lease Corp	78,407	3,278,981
Alleghany Corp *	28,114	22,428,225
Alliance Data Systems Corp	31,136	3,989,456
American Homes 4 Rent ‘A’ REIT	216,606	5,607,929
Ameriprise Financial Inc	61,421	9,035,029
Aon PLC	73,415	14,210,941
Boston Properties Inc REIT	108,587	14,079,390
CubeSmart REIT	116,273	4,057,928
Discover Financial Services	201,035	16,301,928
Douglas Emmett Inc REIT	199,627	8,550,024
Duke Realty Corp REIT	191,312	6,498,869
E*TRADE Financial Corp	244,946	10,701,691
East West Bancorp Inc	237,064	10,499,565
Equity Residential REIT	161,175	13,902,955
Everest Re Group Ltd	16,240	4,321,302
Fifth Third Bancorp	439,442	12,031,922
Globe Life Inc	53,442	5,117,606
Huntington Bancshares Inc	1,041,382	14,860,521
KeyCorp	659,865	11,771,992
Kilroy Realty Corp REIT	67,875	5,286,784
Loews Corp	122,212	6,291,474
Marsh & McLennan Cos Inc	61,263	6,129,363
Prologis Inc REIT	74,333	6,334,658
Raymond James Financial Inc	42,489	3,503,643
Regency Centers Corp REIT	147,110	10,222,674
Regions Financial Corp	619,828	9,805,679
Reinsurance Group of America Inc	103,545	16,554,775
Retail Properties of America Inc ‘A’ REIT	262,750	3,237,080
SL Green Realty Corp REIT	49,896	4,078,998
SLM Corp	333,261	2,941,028
State Street Corp	55,554	3,288,241
SunTrust Banks Inc	224,630	15,454,544
Synchrony Financial	124,449	4,242,466
TD Ameritrade Holding Corp	305,573	14,270,259
The Allstate Corp	118,182	12,844,020
The Travelers Cos Inc	53,253	7,918,189
WR Berkley Corp	108,811	7,859,418

		331,509,547

Industrial - 16.3%

AMETEK Inc	147,679	13,559,886
Arrow Electronics Inc *	55,372	4,129,644
CH Robinson Worldwide Inc	50,854	4,311,402
Crown Holdings Inc *	43,990	2,905,979
Curtiss-Wright Corp	43,002	5,563,169
Dover Corp	152,714	15,204,206
Eagle Materials Inc	31,167	2,805,342
Eaton Corp PLC	109,266	9,085,468
EnerSys	39,238	2,587,354
Flex Ltd *	340,553	3,563,887
Gentex Corp	111,962	3,082,874
Graphic Packaging Holding Co	374,266	5,520,423
Hubbell Inc	26,889	3,533,215
Huntington Ingalls Industries Inc	29,039	6,150,170
Ingersoll-Rand PLC	29,522	3,637,406
ITT Inc	112,298	6,871,515
Kansas City Southern	89,253	11,871,541

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
L3Harris Technologies Inc	65,812	$13,731,016
Masco Corp	97,537	4,065,342
Owens Corning	105,731	6,682,199
Parker-Hannifin Corp	51,916	9,376,549
Spirit AeroSystems Holdings Inc ‘A’	77,723	6,391,939
TE Connectivity Ltd	168,740	15,723,193
Textron Inc	74,436	3,644,386

		163,998,105

Technology - 9.6%

Activision Blizzard Inc	135,900	7,191,828
Amdocs Ltd	68,926	4,556,698
CDK Global Inc	123,858	5,956,331
Change Healthcare Inc *	285,860	3,453,189
Electronic Arts Inc *	28,302	2,768,501
Fidelity National Information Services Inc	99,843	13,255,157
Hewlett Packard Enterprise Co	279,465	4,239,484
KLA Corp	59,106	9,424,452
Leidos Holdings Inc	91,636	7,869,700
Marvell Technology Group Ltd	142,195	3,550,609
NetEase Inc ADR (China)	16,894	4,496,845
NXP Semiconductors NV (Netherlands)	72,562	7,917,965
Qorvo Inc *	92,760	6,877,226
Science Applications International Corp	60,451	5,280,395
Take-Two Interactive Software Inc *	25,135	3,150,421
Western Digital Corp	48,064	2,866,537
Xerox Holdings Corp	116,103	3,472,641

		96,327,979

Utilities - 7.8%

Alliant Energy Corp	63,777	3,439,494
American Electric Power Co Inc	57,963	5,430,553
DTE Energy Co	98,835	13,141,101
Edison International	110,680	8,347,486
Entergy Corp	110,500	12,968,280
Evergy Inc	99,398	6,615,931
FirstEnergy Corp	141,545	6,826,715
Pinnacle West Capital Corp	33,780	3,279,025
Vistra Energy Corp	163,204	4,362,443
Xcel Energy Inc	218,381	14,170,743

		78,581,771

Total Common Stocks (Cost $903,659,059)		997,474,195

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $5,978,849; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $6,099,809)	$5,978,791	$5,978,791

Total Short-Term Investment (Cost $5,978,791)		5,978,791

TOTAL INVESTMENTS - 100.0% (Cost $909,637,850)		1,003,452,986

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(422,611)

NET ASSETS - 100.0%		$1,003,030,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$997,474,195	$997,474,195	$-	$-
	Short-Term Investment	5,978,791	-	5,978,791	-

	Total	$1,003,452,986	$997,474,195	$5,978,791	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	409	$74

Total Rights (Cost $74)		74

COMMON STOCKS - 98.6%

Basic Materials - 5.6%

AdvanSix Inc *	3,481	89,531
AK Steel Holding Corp *	22,061	50,079
Allegheny Technologies Inc *	15,365	311,141
American Vanguard Corp	3,484	54,699
Amyris Inc *	3,992	19,002
Carpenter Technology Corp	36,665	1,894,114
Century Aluminum Co *	6,166	40,911
Clearwater Paper Corp *	1,900	40,128
Cleveland-Cliffs Inc	27,921	201,590
Coeur Mining Inc *	26,845	129,125
Commercial Metals Co	14,369	249,733
Contura Energy Inc *	2,325	65,007
Covia Holdings Corp *	5,092	10,286
Energy Fuels Inc *	11,100	21,423
Ferro Corp *	1,854	21,988
Gold Resource Corp	7,082	21,600
Hawkins Inc	1,211	51,468
HB Fuller Co	1,580	73,565
Hecla Mining Co	59,068	103,960
Innophos Holdings Inc	2,406	78,099
Innospec Inc	407	36,280
Intrepid Potash Inc *	11,870	38,815
Kaiser Aluminum Corp	951	94,121
Koppers Holdings Inc *	647	18,899
Kraton Corp *	2,753	88,894
Kronos Worldwide Inc	2,804	34,686
Livent Corp *	17,963	120,173
Materion Corp	1,473	90,383
Minerals Technologies Inc	42,027	2,231,213
Neenah Inc	352	22,922
Novagold Resources Inc * (Canada)	8,481	51,480
OceanaGold Corp (Australia)	851,827	2,224,645
Oil-Dri Corp of America	632	21,526
Orion Engineered Carbons SA (Luxembourg)	2,392	39,970
PH Glatfelter Co	109,462	1,684,620
PolyOne Corp	43,207	1,410,709
PQ Group Holdings Inc *	4,612	73,515
Rayonier Advanced Materials Inc *	5,876	25,443
Reliance Steel & Aluminum Co	11,897	1,185,655
Schnitzer Steel Industries Inc ‘A’	3,141	64,893
Schweitzer-Mauduit International Inc	3,787	141,785
Sensient Technologies Corp	2,431	166,888
Stepan Co	2,230	216,444
Tronox Holdings PLC ‘A’	5,988	49,700
United States Lime & Minerals Inc	220	16,830
Valhi Inc	3,586	6,813
Verso Corp ‘A’ *	4,019	49,755

		13,734,506

Communications - 1.5%

ADTRAN Inc	5,902	66,958
ATN International Inc	1,353	78,975
Boston Omaha Corp ‘A’ *	344	6,822
CalAmp Corp *	3,990	45,965

	Shares	Value
Calix Inc *	2,720	$17,381
Cambium Networks Corp *	334	3,240
Cars.com Inc *	7,117	63,911
Casa Systems Inc *	396	3,111
Cincinnati Bell Inc *	6,011	30,476
Clear Channel Outdoor Holdings Inc *	4,789	12,068
comScore Inc *	5,985	11,431
Consolidated Communications Holdings Inc *	8,860	42,174
Cumulus Media Inc ‘A’ *	1,737	25,256
DASAN Zhone Solutions Inc *	43	394
DHI Group Inc *	6,243	24,036
Digi International Inc *	3,455	47,057
Entercom Communications Corp ‘A’	15,155	50,618
Entravision Communications Corp ‘A’	6,604	21,001
ePlus Inc *	191	14,533
Fluent Inc *	395	1,080
Frontier Communications Corp *	12,844	11,136
Gannett Co Inc	13,003	139,652
Gray Television Inc *	6,632	108,234
Harmonic Inc *	10,757	70,781
HealthStream Inc *	1,974	51,107
Hemisphere Media Group Inc *	141	1,723
Houghton Mifflin Harcourt Co *	12,781	68,123
IDT Corp ‘B’ *	529	5,570
Infinera Corp *	21,211	115,600
Inseego Corp *	5,412	25,978
Intelsat SA *	8,173	186,344
Iridium Communications Inc *	12,064	256,722
KVH Industries Inc *	1,942	20,682
Lands’ End Inc *	1,331	15,100
Leaf Group Ltd *	543	2,281
Lee Enterprises Inc *	6,523	13,307
Liberty Latin America Ltd ‘A’ * (Chile)	5,728	97,777
Liberty Latin America Ltd ‘C’ * (Chile)	13,874	237,176
Limelight Networks Inc *	8,167	24,746
Liquidity Services Inc *	3,468	25,663
Marchex Inc ‘B’ *	4,141	13,003
Maxar Technologies Inc	7,305	55,518
MSG Networks Inc ‘A’ *	7,094	115,065
National CineMedia Inc	6,800	55,760
NeoPhotonics Corp *	4,542	27,661
NETGEAR Inc *	3,799	122,404
New Media Investment Group Inc	7,529	66,330
ORBCOMM Inc *	1,735	8,259
Overstock.com Inc *	2,778	29,419
Preformed Line Products Co	380	20,744
Quotient Technology Inc *	8,217	64,257
Ribbon Communications Inc *	7,262	42,410
RigNet Inc *	194	1,503
Saga Communications Inc ‘A’	469	13,953
Scholastic Corp	3,573	134,916
Spok Holdings Inc	2,293	27,378
Stamps.com Inc *	2,060	153,367
Stitch Fix Inc ‘A’ *	576	11,088
TEGNA Inc	26,609	413,238
TESSCO Technologies Inc	747	10,734
The EW Scripps Co ‘A’	6,693	88,883
The Meet Group Inc *	3,228	10,572
The RealReal Inc *	1,554	34,747
The Rubicon Project Inc *	1,888	16,444
Tribune Publishing Co	2,147	18,421
TrueCar Inc *	1,786	6,072
Value Line Inc	57	1,297
Vonage Holdings Corp *	8,860	100,118
WideOpenWest Inc *	3,022	18,615

		3,726,365

Consumer, Cyclical - 13.2%

Abercrombie & Fitch Co ‘A’	7,962	124,207
Acushnet Holdings Corp	4,227	111,593

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Adient PLC *	10,647	$244,455
AMC Entertainment Holdings Inc ‘A’	6,409	68,576
American Axle & Manufacturing Holdings Inc *	13,778	113,255
American Eagle Outfitters Inc	2,012	32,635
Anixter International Inc *	3,721	257,196
Ascena Retail Group Inc *	18,140	4,791
At Home Group Inc *	5,442	52,352
Barnes & Noble Education Inc *	4,696	14,652
Bassett Furniture Industries Inc	1,287	19,691
BBX Capital Corp	8,000	37,360
Beacon Roofing Supply Inc *	6,685	224,148
Beazer Homes USA Inc *	3,653	54,430
Bed Bath & Beyond Inc	14,768	157,132
Big Lots Inc	4,712	115,444
Biglari Holdings Inc ‘B’ *	21	2,289
BJ’s Wholesale Club Holdings Inc *	9,003	232,908
Blue Bird Corp *	870	16,560
BlueLinx Holdings Inc *	1,092	35,304
BMC Stock Holdings Inc *	8,117	212,503
Boyd Gaming Corp	893	21,387
Brinker International Inc	40,340	1,721,308
Caleres Inc	48,807	1,142,572
Callaway Golf Co	11,335	220,012
Cannae Holdings Inc *	8,306	228,166
Carrols Restaurant Group Inc *	4,036	33,458
Carter’s Inc	30,918	2,820,031
Century Casinos Inc *	3,280	25,354
Century Communities Inc *	1,859	56,941
Chico’s FAS Inc	14,366	57,895
Chuy’s Holdings Inc *	1,548	38,328
Cinemark Holdings Inc	56,245	2,173,307
Citi Trends Inc	1,485	27,176
Clarus Corp	1,149	13,472
Commercial Vehicle Group Inc *	3,724	26,850
CompX International Inc	170	2,436
Conn’s Inc *	2,439	60,634
Cooper Tire & Rubber Co	6,162	160,951
Cooper-Standard Holdings Inc *	2,034	83,150
Crocs Inc *	115,715	3,212,248
Culp Inc	1,347	21,956
Daktronics Inc	4,471	33,018
Dana Inc	17,561	253,581
Del Taco Restaurants Inc *	3,475	35,532
Delta Apparel Inc *	741	17,599
Denny’s Corp *	1,805	41,091
Designer Brands Inc ‘A’	5,158	88,305
Dillard’s Inc ‘A’	1,246	82,373
Dine Brands Global Inc	804	60,991
Drive Shack Inc *	944	4,069
El Pollo Loco Holdings Inc *	2,651	29,055
Empire Resorts Inc *	222	2,138
Eros International PLC * (India)	8,011	15,301
Escalade Inc	1,294	14,092
Ethan Allen Interiors Inc	2,931	55,982
Express Inc *	8,137	27,991
EZCORP Inc ‘A’ *	6,372	41,131
Fiesta Restaurant Group Inc *	2,870	29,905
Flexsteel Industries Inc	934	13,842
Forestar Group Inc *	1,329	24,294
Fossil Group Inc *	5,733	71,720
Foundation Building Materials Inc *	1,261	19,533
G-III Apparel Group Ltd *	5,543	142,843
Gaia Inc *	1,245	8,136
GameStop Corp ‘A’ *	10,874	60,024
Genesco Inc *	1,930	77,239
GMS Inc *	2,188	62,839
GNC Holdings Inc ‘A’ *	10,346	22,140
Golden Entertainment Inc *	1,073	14,260
Green Brick Partners Inc *	2,791	29,864
Group 1 Automotive Inc	2,140	197,543
Guess? Inc	6,119	113,385

	Shares	Value
H&E Equipment Services Inc	885	$25,541
Haverty Furniture Cos Inc	2,112	42,810
Hawaiian Holdings Inc	5,684	149,262
Hibbett Sports Inc *	2,099	48,067
HNI Corp	1,126	39,973
Hooker Furniture Corp	1,319	28,279
Hudson Ltd ‘A’ *	4,555	55,890
Interface Inc	694	10,021
International Speedway Corp ‘A’	2,844	128,008
J Alexander’s Holdings Inc *	1,531	17,943
J. Jill Inc	2,066	3,925
Jack in the Box Inc	25,664	2,338,504
JC Penney Co Inc *	39,590	35,192
Johnson Outdoors Inc ‘A’	237	13,879
KB Home	8,398	285,532
Kimball International Inc ‘B’	525	10,133
Knoll Inc	315	7,985
Kontoor Brands Inc	4,091	143,594
Kura Sushi USA Inc ‘A’ *	174	3,414
La-Z-Boy Inc	3,135	105,305
LCI Industries	2,671	245,331
Lifetime Brands Inc	1,407	12,452
Lithia Motors Inc ‘A’	1,036	137,146
Lumber Liquidators Holdings Inc *	2,820	27,833
M/I Homes Inc *	3,208	120,781
MarineMax Inc *	2,331	36,084
Marriott Vacations Worldwide Corp	4,306	446,145
MDC Holdings Inc	6,079	262,005
Meritage Homes Corp *	4,435	312,002
Meritor Inc *	1,634	30,229
Mesa Air Group Inc *	1,425	9,612
Methode Electronics Inc	4,419	148,655
Miller Industries Inc	1,289	42,924
Mobile Mini Inc	3,601	132,733
Modine Manufacturing Co *	6,046	68,743
Monarch Casino & Resort Inc *	306	12,757
Motorcar Parts of America Inc *	2,331	39,394
Movado Group Inc	1,966	48,875
Navistar International Corp *	6,016	169,110
Office Depot Inc	67,329	118,162
OneSpaWorld Holdings Ltd * (Bahamas)	5,707	88,630
Oxford Industries Inc	1,247	89,410
Papa John’s International Inc	293	15,339
Party City Holdco Inc * §	6,568	37,503
PC Connection Inc	1,424	55,394
Penn National Gaming Inc *	11,906	221,749
PetMed Express Inc	1,742	31,391
Potbelly Corp *	2,574	11,223
PriceSmart Inc	2,473	175,830
Purple Innovation Inc *	346	2,605
RCI Hospitality Holdings Inc	1,107	22,893
Reading International Inc ‘A’ *	2,223	26,587
Red Lion Hotels Corp *	2,927	18,967
Red Robin Gourmet Burgers Inc *	1,632	54,280
Regis Corp *	3,268	66,079
REV Group Inc	2,776	31,730
RH *	1,448	247,362
Rite Aid Corp *	6,623	46,030
Rocky Brands Inc	854	28,378
RTW RetailWinds Inc *	3,662	5,017
Rush Enterprises Inc ‘A’	3,387	130,670
Rush Enterprises Inc ‘B’	544	21,722
Sally Beauty Holdings Inc *	14,826	220,759
ScanSource Inc *	3,073	93,880
Shoe Carnival Inc	1,164	37,725
Signet Jewelers Ltd (NYSE)	6,405	107,348
SkyWest Inc	6,118	351,173
Sleep Number Corp *	293	12,107
Sonic Automotive Inc ‘A’	3,040	95,486
Spartan Motors Inc	1,102	15,119
Spirit Airlines Inc *	1,809	65,667

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Sportsman’s Warehouse Holdings Inc *	5,165	$26,755
Standard Motor Products Inc	2,004	97,294
Steelcase Inc ‘A’	8,080	148,672
Stoneridge Inc *	2,868	88,822
Superior Group of Cos Inc	978	15,765
Systemax Inc	383	8,430
Tailored Brands Inc *	724	3,186
Taylor Morrison Home Corp *	11,067	287,078
Telenav Inc *	2,033	9,718
Tenneco Inc ‘A’ *	6,222	77,899
The Buckle Inc	3,547	73,068
The Cato Corp ‘A’	2,645	46,578
The Container Store Group Inc *	1,856	8,204
The Habit Restaurants Inc ‘A’ *	1,711	14,954
The Marcus Corp	2,749	101,741
The Michaels Cos Inc *	10,482	102,619
The St Joe Co *	4,156	71,192
Tile Shop Holdings Inc	4,772	15,223
Tilly’s Inc ‘A’	2,661	25,120
Titan International Inc	6,319	17,061
Titan Machinery Inc *	2,273	32,595
Toll Brothers Inc	29,826	1,224,357
TRI Pointe Group Inc *	17,118	257,455
Triton International Ltd (Bermuda)	6,739	228,048
Tupperware Brands Corp	6,008	95,347
Unifi Inc *	21,256	465,932
UniFirst Corp	1,851	361,167
Universal Electronics Inc *	155	7,890
Vera Bradley Inc *	2,448	24,725
Veritiv Corp *	1,589	28,729
Vince Holding Corp *	368	6,988
Vista Outdoor Inc *	7,035	43,547
Visteon Corp *	3,433	283,360
Wabash National Corp	6,698	97,188
Waitr Holdings Inc *	5,161	6,632
Weyco Group Inc	781	17,658
William Lyon Homes ‘A’ *	3,896	79,323
Wingstop Inc	274	23,915
Winmark Corp	197	34,749
Winnebago Industries Inc	1,131	43,374
Wolverine World Wide Inc	5,262	148,704
World Fuel Services Corp	7,893	315,246
Wyndham Hotels & Resorts Inc	50,100	2,592,174
Zumiez Inc *	2,442	77,350

		32,047,044

Consumer, Non-Cyclical - 6.8%

Aaron’s Inc	944	60,661
Abeona Therapeutics Inc *	3,938	8,900
ABM Industries Inc	8,091	293,865
Acacia Research Corp *	6,243	16,731
Acceleron Pharma Inc *	976	38,562
ACCO Brands Corp	11,739	115,864
AcelRx Pharmaceuticals Inc *	6,375	14,025
Achillion Pharmaceuticals Inc *	17,137	61,693
Aclaris Therapeutics Inc *	3,756	4,056
Acorda Therapeutics Inc *	5,498	15,779
Adamas Pharmaceuticals Inc *	2,762	14,128
ADMA Biologics Inc *	695	3,093
Adtalem Global Education Inc *	6,867	261,564
Aduro Biotech Inc *	1,345	1,426
Aeglea BioTherapeutics Inc *	2,731	21,001
Affimed NV * (Germany)	1,231	3,619
Akebia Therapeutics Inc *	14,445	56,624
Akero Therapeutics Inc *	184	4,186
Akorn Inc *	9,961	37,852
Aldeyra Therapeutics Inc *	773	4,074
Alico Inc	479	16,296
Alphatec Holdings Inc *	546	2,741
AMAG Pharmaceuticals Inc *	4,092	47,263

	Shares	Value
American Public Education Inc *	2,001	$44,702
American Renal Associates Holdings Inc *	1,301	8,222
AnaptysBio Inc *	471	16,480
AngioDynamics Inc *	4,456	82,080
Anika Therapeutics Inc *	1,641	90,074
Apyx Medical Corp *	3,523	23,851
Arcus Biosciences Inc *	3,850	35,035
Ardelyx Inc *	5,407	25,413
Arena Pharmaceuticals Inc *	1,244	56,938
Arlo Technologies Inc *	9,043	30,837
ArQule Inc *	1,225	8,783
ASGN Inc *	778	48,905
Assembly Biosciences Inc *	2,483	24,408
Assertio Therapeutics Inc *	7,922	10,140
Atreca Inc ‘A’ *	306	3,745
Avanos Medical Inc *	5,776	216,369
Avid Bioservices Inc *	616	3,265
B&G Foods Inc	7,077	133,826
Beyondspring Inc *	109	1,973
BG Staffing Inc	687	13,129
BioCryst Pharmaceuticals Inc *	2,197	6,294
Bridgebio Pharma Inc *	584	12,538
BrightView Holdings Inc *	3,821	65,530
Brookdale Senior Living Inc *	22,303	169,057
Cadiz Inc *	1,567	19,572
CAI International Inc *	2,070	45,064
Cal-Maine Foods Inc *	3,862	154,306
Calithera Biosciences Inc *	4,954	15,308
Cambrex Corp *	2,351	139,885
Cara Therapeutics Inc *	695	12,705
Cardtronics PLC ‘A’ *	882	26,672
Care.com Inc *	233	2,435
CareDx Inc *	297	6,715
Carriage Services Inc	2,047	41,841
CASI Pharmaceuticals Inc *	607	2,027
Castle Biosciences Inc *	169	3,057
cbdMD Inc *	1,134	4,491
CBIZ Inc *	6,343	149,060
CEL-SCI Corp *	332	2,968
Cellular Biomedicine Group Inc *	334	4,963
Central Garden & Pet Co *	1,287	37,619
Central Garden & Pet Co ‘A’ *	5,117	141,869
Cerus Corp *	2,073	10,686
Chimerix Inc *	5,753	13,520
Coherus Biosciences Inc *	4,433	89,813
Community Health Systems Inc *	10,865	39,114
Concert Pharmaceuticals Inc *	2,696	15,852
Constellation Pharmaceuticals Inc *	117	756
CRA International Inc	730	30,638
Craft Brew Alliance Inc *	1,279	10,475
Cross Country Healthcare Inc *	3,742	38,543
Cyclerion Therapeutics Inc *	211	2,557
Cytokinetics Inc *	687	7,818
Darling Ingredients Inc *	20,095	384,417
Dean Foods Co *	8,983	10,420
Diplomat Pharmacy Inc *	7,046	34,525
Dynavax Technologies Corp *	878	3,139
Edgewell Personal Care Co *	6,556	213,004
ElectroCore Inc *	1,538	3,368
elf Beauty Inc *	2,721	47,645
Eloxx Pharmaceuticals Inc *	325	1,469
Emerald Expositions Events Inc	3,121	30,367
Endo International PLC *	25,990	83,428
Ennis Inc	3,147	63,601
Enochian Biosciences Inc *	506	2,783
Enzo Biochem Inc *	5,386	19,390
Epizyme Inc *	2,557	26,375
Evelo Biosciences Inc *	1,346	8,211
EyePoint Pharmaceuticals Inc *	2,583	4,675
Farmer Brothers Co *	1,260	16,317
FibroGen Inc *	971	35,908

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Five Prime Therapeutics Inc *	4,137	$16,031
Fresh Del Monte Produce Inc	3,822	130,368
FTI Consulting Inc *	4,151	439,964
G1 Therapeutics Inc *	1,691	38,521
Geron Corp *	21,142	28,119
Gossamer Bio Inc *	2,425	40,716
GP Strategies Corp *	1,520	19,517
Green Dot Corp ‘A’ *	1,039	26,235
Gritstone Oncology Inc *	2,366	20,430
Hanger Inc *	3,656	74,509
Harpoon Therapeutics Inc *	440	6,010
Heidrick & Struggles International Inc	2,056	56,129
Herc Holdings Inc *	2,738	127,344
Hertz Global Holdings Inc *	12,467	172,543
Hostess Brands Inc *	14,553	203,524
Huron Consulting Group Inc *	19,856	1,217,967
ICF International Inc	861	72,729
ImmunoGen Inc *	7,963	19,270
Immunomedics Inc *	2,010	26,653
Information Services Group Inc *	4,084	10,149
Ingles Markets Inc ‘A’	1,773	68,899
Integer Holdings Corp *	1,074	81,151
Intellia Therapeutics Inc *	1,279	17,075
Intra-Cellular Therapies Inc *	2,681	20,027
Intrexon Corp *	6,542	37,420
Invacare Corp	4,131	30,983
Jounce Therapeutics Inc *	1,965	6,543
K12 Inc *	4,307	113,705
Kala Pharmaceuticals Inc *	1,301	4,950
Kelly Services Inc ‘A’	3,998	96,832
Kezar Life Sciences Inc *	1,784	5,852
Kiniksa Pharmaceuticals Ltd ‘A’ *	104	885
Lancaster Colony Corp	632	87,627
Landec Corp *	8,576	93,221
Lannett Co Inc *	3,991	44,699
Laureate Education Inc ‘A’ *	12,820	212,491
LeMaitre Vascular Inc	279	9,536
Ligand Pharmaceuticals Inc *	1,901	189,226
Limoneira Co	1,389	25,502
Lineage Cell Therapeutics Inc *	13,243	12,978
LivaNova PLC *	1,238	91,352
LiveRamp Holdings Inc *	8,201	352,315
Livongo Health Inc *	261	4,552
LSC Communications Inc *	4,044	5,581
Luminex Corp	5,136	106,058
MacroGenics Inc *	3,102	39,582
Magellan Health Inc *	1,177	73,092
Mallinckrodt PLC *	10,171	24,512
Maple Leaf Foods Inc (Canada)	144,002	3,230,358
Menlo Therapeutics Inc *	1,885	8,445
Meridian Bioscience Inc *	4,713	44,726
Mersana Therapeutics Inc *	4,382	6,924
Minerva Neurosciences Inc *	408	3,162
Molecular Templates Inc *	758	4,995
Morphic Holding Inc *	200	3,622
Myriad Genetics Inc *	7,605	217,731
NanoString Technologies Inc *	381	8,226
Nathan’s Famous Inc	211	15,160
National HealthCare Corp	1,504	123,102
Natural Grocers by Vitamin Cottage Inc *	1,175	11,738
Nature’s Sunshine Products Inc *	1,123	9,310
Navigant Consulting Inc	4,631	129,436
Neon Therapeutics Inc *	1,718	2,955
Novavax Inc *	1,938	9,729
OPKO Health Inc *	43,481	90,875
Option Care Health Inc *	13,745	43,984
OraSure Technologies Inc *	7,519	56,167
Orthofix Medical Inc *	542	28,737
Osmotica Pharmaceuticals PLC *	977	3,752
Owens & Minor Inc	7,529	43,743
Pacific Biosciences of California Inc *	1,548	7,988

	Shares	Value
Patterson Cos Inc	10,200	$181,764
PDL BioPharma Inc *	14,575	31,482
Personalis Inc *	224	3,287
Phibro Animal Health Corp ‘A’	167	3,562
PolarityTE Inc *	1,708	5,517
Prestige Consumer Healthcare Inc *	6,160	213,690
Prevail Therapeutics Inc *	307	3,770
Principia Biopharma Inc *	115	3,248
Protagonist Therapeutics Inc *	690	8,287
Prothena Corp PLC * (Ireland)	4,838	37,930
Pyxus International Inc *	1,051	13,747
Quad/Graphics Inc	3,850	40,464
Quanex Building Products Corp	4,112	74,345
Reata Pharmaceuticals Inc ‘A’ *	1,423	114,253
Resources Connection Inc	2,593	44,055
resTORbio Inc *	1,702	15,046
Revance Therapeutics Inc *	888	11,544
Revlon Inc ‘A’ *	155	3,641
Rigel Pharmaceuticals Inc *	1,951	3,648
Rockwell Medical Inc *	301	831
Rosetta Stone Inc *	2,106	36,644
RR Donnelley & Sons Co	8,925	33,647
RTI Surgical Holdings Inc *	6,897	19,656
Sanderson Farms Inc	388	58,716
Sangamo Therapeutics Inc *	4,120	37,286
SEACOR Marine Holdings Inc *	2,347	29,502
SeaSpine Holdings Corp *	2,002	24,444
Seneca Foods Corp ‘A’ *	863	26,908
Sientra Inc *	393	2,547
Solid Biosciences Inc *	2,012	20,804
SP Plus Corp *	2,730	101,010
SpartanNash Co	4,484	53,046
Spectrum Pharmaceuticals Inc *	1,011	8,386
Spero Therapeutics Inc *	1,214	12,868
Stoke Therapeutics Inc *	236	5,072
Strongbridge Biopharma PLC *	4,431	10,590
Surgery Partners Inc *	2,658	19,629
Sutro Biopharma Inc *	1,073	9,754
Syneos Health Inc *	7,062	375,769
Synlogic Inc *	1,930	4,420
Synthorx Inc *	182	2,961
TCR2 Therapeutics Inc *	1,301	19,554
Team Inc *	3,707	66,911
Tejon Ranch Co *	2,631	44,648
Tenet Healthcare Corp *	822	18,183
Textainer Group Holdings Ltd * (China)	3,360	33,298
TG Therapeutics Inc *	1,005	5,643
The Andersons Inc	3,859	86,557
The Hackett Group Inc	260	4,280
The Medicines Co *	6,182	309,100
The Simply Good Foods Co *	8,706	252,387
TherapeuticsMD Inc *	2,551	9,260
Tivity Health Inc *	5,815	96,703
Tootsie Roll Industries Inc	210	7,799
TransEnterix Inc *	6,849	4,245
TransMedics Group Inc *	106	2,518
Triple-S Management Corp ‘B’ *	2,789	37,373
TrueBlue Inc *	4,880	102,968
Turning Point Therapeutics Inc *	60	2,256
United Natural Foods Inc *	6,436	74,143
UNITY Biotechnology Inc *	955	5,826
Universal Corp	2,990	163,882
Utah Medical Products Inc	76	7,284
Varex Imaging Corp *	2,624	74,889
VBI Vaccines Inc *	1,983	934
Vector Group Ltd	856	10,192
Vectrus Inc *	1,408	57,235
Verrica Pharmaceuticals Inc *	920	13,579
Viking Therapeutics Inc *	7,160	49,261
Village Super Market Inc ‘A’	1,050	27,773
WaVe Life Sciences Ltd *	580	11,907

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Weis Markets Inc	1,204	$45,921
WW International Inc *	5,701	215,612
Xeris Pharmaceuticals Inc *	175	1,720

		16,574,818

Energy - 4.1%

Abraxas Petroleum Corp *	19,565	9,929
Advanced Emissions Solutions Inc	290	4,304
Amplify Energy Corp	1,445	8,916
Arch Coal Inc ‘A’	1,978	146,768
Archrock Inc	15,893	158,453
Berry Petroleum Corp	7,750	72,540
Bonanza Creek Energy Inc *	2,250	50,377
Brigham Minerals Inc ‘A’	567	11,283
C&J Energy Services Inc *	8,134	87,278
California Resources Corp *	5,927	60,455
Callon Petroleum Co *	28,158	122,206
Carrizo Oil & Gas Inc *	10,892	93,508
Chaparral Energy Inc ‘A’ *	3,794	5,084
Clean Energy Fuels Corp *	16,070	33,185
CNX Resources Corp *	22,695	164,766
Comstock Resources Inc *	1,835	14,295
CONSOL Energy Inc *	3,371	52,689
Crescent Point Energy Corp (TSE) (Canada)	137,400	586,998
CVR Energy Inc	2,122	93,432
Delek US Holdings Inc	9,161	332,544
Denbury Resources Inc *	56,338	67,042
Diamond Offshore Drilling Inc *	8,004	44,502
Dril-Quip Inc *	4,439	222,749
Earthstone Energy Inc ‘A’ *	2,378	7,729
Era Group Inc *	2,494	26,337
Evolution Petroleum Corp	430	2,511
Exterran Corp *	3,830	50,020
Extraction Oil & Gas Inc *	10,237	30,097
Falcon Minerals Corp	3,913	22,500
Flotek Industries Inc *	6,966	15,325
Forum Energy Technologies Inc *	9,988	15,481
Frank’s International NV *	13,005	61,774
FTS International Inc *	2,171	4,863
FutureFuel Corp	3,242	38,709
Geospace Technologies Corp *	1,589	24,423
Goodrich Petroleum Corp *	288	3,061
Green Plains Inc *	4,411	46,735
Gulfport Energy Corp *	19,664	53,289
Hallador Energy Co	2,296	8,312
Helix Energy Solutions Group Inc *	17,462	140,744
HighPoint Resources Corp *	13,743	21,851
Hunting PLC (United Kingdom)	414,179	2,331,155
Independence Contract Drilling Inc *	5,717	6,860
Isramco Inc *	5	613
Jagged Peak Energy Inc *	2,942	21,359
Keane Group Inc *	6,481	39,275
KLX Energy Services Holdings Inc *	2,497	21,587
Laredo Petroleum Inc *	22,151	53,384
Liberty Oilfield Services Inc ‘A’	4,422	47,890
Magnolia Oil & Gas Corp ‘A’ *	12,279	136,297
Mammoth Energy Services Inc *	1,593	3,951
Matador Resources Co *	12,249	202,476
Matrix Service Co *	3,310	56,733
McDermott International Inc *	22,225	44,894
Montage Resources Corp *	2,622	9,911
MRC Global Inc *	8,770	106,380
Murphy USA Inc *	3,078	262,553
Nabors Industries Ltd	43,193	80,771
NACCO Industries Inc ‘A’	477	30,485
National Energy Services Reunited Corp *	2,889	19,299
Natural Gas Services Group Inc *	22,869	292,952
NCS Multistage Holdings Inc *	1,213	2,426
Newpark Resources Inc *	10,855	82,715
Nine Energy Service Inc *	1,974	12,180

	Shares	Value
Noble Corp PLC *	30,909	$39,254
Northern Oil and Gas Inc *	35,999	70,558
NOW Inc *	13,329	152,884
Oasis Petroleum Inc *	38,884	134,539
Oceaneering International Inc *	12,061	163,427
Oil States International Inc *	7,335	97,555
Pacific Drilling SA *	3,642	14,240
Panhandle Oil and Gas Inc ‘A’	1,839	25,709
Par Pacific Holdings Inc *	4,299	98,275
Parker Drilling Co *	1,121	21,209
Pattern Energy Group Inc ‘A’	10,779	290,278
PDC Energy Inc *	7,649	212,260
Peabody Energy Corp	8,315	122,397
Penn Virginia Corp *	1,661	48,285
PrimeEnergy Resources Corp *	18	2,070
ProPetro Holding Corp *	4,219	38,351
QEP Resources Inc	29,292	108,380
Ramaco Resources Inc *	981	3,664
Renewable Energy Group Inc *	4,508	67,643
REX American Resources Corp *	683	52,133
Ring Energy Inc *	4,215	6,913
Roan Resources Inc *	4,361	5,364
RPC Inc	7,102	39,842
SandRidge Energy Inc *	3,883	18,250
Seadrill Ltd * (United Kingdom)	7,148	15,011
Select Energy Services Inc ‘A’ *	7,241	62,707
SemGroup Corp ‘A’	9,717	158,776
SilverBow Resources Inc *	909	8,808
SM Energy Co	13,616	131,939
Smart Sand Inc *	2,796	7,913
Southwestern Energy Co *	66,648	128,631
SRC Energy Inc *	29,482	137,386
SunCoke Energy Inc *	9,288	52,384
Sunnova Energy International Inc *	1,054	11,330
SunPower Corp *	7,624	83,635
Talos Energy Inc *	2,470	50,215
TerraForm Power Inc ‘A’	2,615	47,658
TETRA Technologies Inc *	14,656	29,459
Thermon Group Holdings Inc *	2,845	65,378
Trecora Resources *	2,659	23,984
Unit Corp *	6,552	22,146
US Silica Holdings Inc	8,986	85,906
Us Well Services Inc *	478	1,047
W&T Offshore Inc *	11,789	51,518
Warrior Met Coal Inc	6,337	123,698
Whiting Petroleum Corp *	11,153	89,559

		10,105,778

Financial - 38.0%

1st Constitution Bancorp	948	17,775
1st Source Corp	1,754	80,210
Acadia Realty Trust REIT	10,118	289,172
ACNB Corp	805	27,612
AG Mortgage Investment Trust Inc REIT	3,870	58,630
Agree Realty Corp REIT	5,032	368,091
Aircastle Ltd	6,284	140,950
Alexander & Baldwin Inc REIT	8,364	205,002
Allegiance Bancshares Inc *	2,380	76,374
Altisource Portfolio Solutions SA *	714	14,437
Amalgamated Bank ‘A’	1,685	26,994
Ambac Financial Group Inc *	5,493	107,388
Amerant Bancorp Inc *	2,367	49,636
American Equity Investment Life Holding Co	11,047	267,337
American Finance Trust Inc REIT	12,271	171,303
American National Bankshares Inc	1,289	45,721
American Realty Investors Inc *	229	3,522
Ameris Bancorp	6,274	252,466
AMERISAFE Inc	2,316	153,111
Ames National Corp	1,110	31,757
Anworth Mortgage Asset Corp REIT	12,421	40,989

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Apollo Commercial Real Estate Finance Inc REIT	18,930	$362,888
Ares Commercial Real Estate Corp REIT	3,282	49,985
Argo Group International Holdings Ltd	3,967	278,642
Arlington Asset Investment Corp ‘A’ REIT	4,319	23,711
Armada Hoffler Properties Inc REIT	4,405	79,686
ARMOUR Residential REIT Inc	7,276	121,873
Arrow Financial Corp	1,573	52,516
Artisan Partners Asset Management Inc ‘A’	2,855	80,625
Ashford Hospitality Trust Inc REIT	11,505	38,082
Assetmark Financial Holdings Inc *	874	22,768
Associated Capital Group Inc ‘A’	227	8,079
Atlantic Capital Bancshares Inc *	2,678	46,437
Atlantic Union Bankshares Corp	32,051	1,193,739
Axos Financial Inc *	2,592	71,669
B. Riley Financial Inc	2,461	58,129
Banc of California Inc	5,562	78,647
BancFirst Corp	2,257	125,083
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	3,775	75,273
BancorpSouth Bank	11,743	347,710
Bank First Corp	34	2,250
Bank of Commerce Holdings	2,147	23,381
Bank of Marin Bancorp	1,685	69,911
Bank7 Corp	483	9,080
BankFinancial Corp	1,638	19,492
Bankwell Financial Group Inc	787	21,643
Banner Corp	4,129	231,926
Bar Harbor Bankshares	1,923	47,940
Baycom Corp *	824	18,713
BCB Bancorp Inc	1,787	22,945
Berkshire Hills Bancorp Inc	5,701	166,982
Blackstone Mortgage Trust Inc ‘A’ REIT	15,592	558,973
Blucora Inc *	1,650	35,706
Boston Private Financial Holdings Inc	10,012	116,690
Braemar Hotels & Resorts Inc REIT	3,717	34,903
Brandywine Realty Trust REIT	117,159	1,774,959
Bridge Bancorp Inc	2,052	60,657
Bridgewater Bancshares Inc *	2,892	34,530
Brightsphere Investment Group Inc	8,593	85,157
Brookline Bancorp Inc	9,762	143,794
BRT Apartments Corp REIT	1,238	18,050
Bryn Mawr Bank Corp	67,593	2,467,820
Business First Bancshares Inc	1,515	36,966
Byline Bancorp Inc *	2,835	50,690
C&F Financial Corp	404	21,275
Cadence BanCorp	15,313	268,590
Cambridge Bancorp	381	28,579
Camden National Corp	1,910	82,741
Capital Bancorp Inc *	972	13,239
Capital City Bank Group Inc	1,625	44,606
Capitol Federal Financial Inc	15,909	219,226
Capstar Financial Holdings Inc	1,762	29,214
Capstead Mortgage Corp REIT	11,182	82,188
CareTrust REIT Inc	3,001	70,539
Carolina Financial Corp	2,530	89,916
Carter Bank & Trust *	2,743	51,815
CatchMark Timber Trust Inc ‘A’ REIT	6,123	65,332
Cathay General Bancorp	9,401	326,544
CBL & Associates Properties Inc REIT	21,507	27,744
CBTX Inc	2,179	60,751
Cedar Realty Trust Inc REIT	10,636	31,908
CenterState Bank Corp	41,333	991,372
Central Pacific Financial Corp	3,155	89,602
Central Valley Community Bancorp	1,419	28,877
Century Bancorp Inc ‘A’	287	25,141
Chatham Lodging Trust REIT	5,672	102,947
Chemung Financial Corp	444	18,648
Cherry Hill Mortgage Investment Corp REIT	1,981	25,951
CIM Commercial Trust Corp REIT	165	2,558
Citizens & Northern Corp	1,437	37,764

	Shares	Value
Citizens Inc *	6,095	$41,873
City Holding Co	1,779	135,649
City Office REIT Inc	4,811	69,230
Civista Bancshares Inc	1,852	40,244
CNB Financial Corp	1,675	48,072
CNO Financial Group Inc	19,085	302,116
Coastal Financial Corp *	384	5,802
Codorus Valley Bancorp Inc	1,142	26,563
Colony Bankcorp Inc	876	13,447
Colony Credit Real Estate Inc REIT	9,921	143,458
Columbia Banking System Inc	93,871	3,463,840
Columbia Financial Inc *	6,442	101,719
Community Bank System Inc	6,177	381,059
Community Bankers Trust Corp	2,722	23,409
Community Healthcare Trust Inc REIT	893	39,783
Community Trust Bancorp Inc	1,909	81,285
ConnectOne Bancorp Inc	3,029	67,244
Consolidated-Tomoka Land Co	617	40,475
CoreCivic Inc REIT	14,452	249,731
CorEnergy Infrastructure Trust Inc REIT	1,613	76,166
CorePoint Lodging Inc REIT	4,795	48,477
Cowen Inc ‘A’ *	1,922	29,580
Crawford & Co ‘A’	271	2,948
CrossFirst Bankshares Inc *	643	9,198
Cushman & Wakefield PLC *	758	14,046
Customers Bancorp Inc *	3,474	72,051
CVB Financial Corp	16,289	339,951
Deluxe Corp	4,920	241,867
Diamond Hill Investment Group Inc	45	6,216
DiamondRock Hospitality Co REIT	24,300	249,075
Dime Community Bancshares Inc	3,948	84,527
DNB Financial Corp	414	18,427
Donegal Group Inc ‘A’	1,243	18,222
Dynex Capital Inc REIT	2,892	42,744
Eagle Bancorp Inc	3,889	173,527
Easterly Government Properties Inc REIT	7,291	155,298
Elevate Credit Inc *	830	3,494
Ellington Financial Inc	3,665	66,227
Employers Holdings Inc	3,826	166,737
Encore Capital Group Inc *	3,781	126,002
Enova International Inc *	1,389	28,822
Enstar Group Ltd * (Bermuda)	1,156	219,548
Entegra Financial Corp *	742	22,290
Enterprise Bancorp Inc	1,150	34,477
Enterprise Financial Services Corp	2,986	121,679
Equity Bancshares Inc ‘A’ *	1,849	49,572
Esquire Financial Holdings Inc *	498	12,350
ESSA Bancorp Inc	1,117	18,341
Essent Group Ltd	5,779	275,485
Essential Properties Realty Trust Inc REIT	8,299	190,130
Evans Bancorp Inc	585	21,879
Exantas Capital Corp REIT	3,772	42,888
Farmers & Merchants Bancorp Inc	1,223	31,749
Farmers National Banc Corp	3,198	46,307
Farmland Partners Inc REIT	3,652	24,395
FB Financial Corp	1,107	41,568
FBL Financial Group Inc ‘A’	1,212	72,126
Federal Agricultural Mortgage Corp ‘C’	793	64,756
FedNat Holding Co	693	9,695
FGL Holdings	17,820	142,204
Fidelity D&D Bancorp Inc	205	12,761
Financial Institutions Inc	1,947	58,760
First BanCorp	26,218	261,656
First Bancorp Inc	1,241	34,115
First Bancorp NC	3,552	127,517
First Bank	1,981	21,454
First Busey Corp	6,377	161,211
First Business Financial Services Inc	1,027	24,730
First Capital Inc	364	21,050
First Choice Bancorp	1,235	26,330
First Commonwealth Financial Corp	12,090	160,555

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
First Community Bankshares Inc	1,924	$62,280
First Defiance Financial Corp	2,458	71,196
First Financial Bancorp	11,975	293,088
First Financial Corp	1,428	62,075
First Financial Northwest Inc	1,002	14,810
First Foundation Inc	3,329	50,850
First Guaranty Bancshares Inc	534	11,823
First Horizon National Corp	192,252	3,114,482
First Industrial Realty Trust Inc REIT	12,228	483,740
First Internet Bancorp	1,188	25,435
First Interstate BancSystem Inc ‘A’	4,650	187,116
First Merchants Corp	6,681	251,439
First Mid Bancshares Inc	1,747	60,481
First Midwest Bancorp Inc	13,075	254,701
First Northwest Bancorp	1,146	19,849
Flagstar Bancorp Inc	3,506	130,949
Flushing Financial Corp	3,381	68,313
FNCB Bancorp Inc	2,080	16,245
Franklin Financial Network Inc	1,604	48,457
Franklin Financial Services Corp	486	17,277
Franklin Street Properties Corp REIT	12,903	109,159
Front Yard Residential Corp REIT	6,059	70,042
FRP Holdings Inc *	855	41,057
FS Bancorp Inc	424	22,260
Fulton Financial Corp	19,844	321,076
FVCBankcorp Inc *	1,455	25,550
GAIN Capital Holdings Inc	2,392	12,630
GAMCO Investors Inc ‘A’	94	1,838
Genworth Financial Inc ‘A’ *	61,895	272,338
German American Bancorp Inc	22,086	707,856
Getty Realty Corp REIT	4,042	129,587
Glacier Bancorp Inc	31,367	1,269,109
Gladstone Commercial Corp REIT	2,668	62,698
Gladstone Land Corp REIT	2,041	24,278
Global Indemnity Ltd (Cayman)	878	21,924
Global Medical REIT Inc	3,831	43,673
Global Net Lease Inc REIT	10,384	202,488
Granite Point Mortgage Trust Inc REIT	6,577	123,253
Great Ajax Corp REIT	1,972	30,566
Great Southern Bancorp Inc	1,387	78,990
Great Western Bancorp Inc	6,918	228,294
Greene County Bancorp Inc	79	2,165
Greenlight Capital Re Ltd ‘A’ *	3,541	37,181
Griffin Industrial Realty Inc	102	3,871
Guaranty Bancshares Inc	998	30,529
Hallmark Financial Services Inc *	1,649	31,545
Hancock Whitney Corp	11,088	424,602
Hanmi Financial Corp	3,376	63,401
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	7,155	208,568
Harborone Bancorp Inc *	1,702	17,131
Hawthorn Bancshares Inc	674	16,061
HCI Group Inc	799	33,590
Healthcare Realty Trust Inc REIT	15,647	524,174
Heartland Financial USA Inc	4,183	187,147
Heritage Commerce Corp	4,543	53,403
Heritage Financial Corp	4,511	121,617
Heritage Insurance Holdings Inc	2,914	43,564
Hersha Hospitality Trust REIT	4,329	64,416
Highwoods Properties Inc REIT	55,051	2,473,992
Hilltop Holdings Inc	8,759	209,253
Hingham Institution for Savings	94	17,766
Home Bancorp Inc	964	37,586
Home BancShares Inc	19,122	359,398
HomeStreet Inc *	2,799	76,469
HomeTrust Bancshares Inc	1,386	36,133
Hope Bancorp Inc	14,566	208,876
Horace Mann Educators Corp	90,188	4,178,410
Horizon Bancorp Inc	4,601	79,873
Houlihan Lokey Inc	3,542	159,744
Howard Bancorp Inc *	1,557	25,986

	Shares	Value
IBERIABANK Corp	6,371	$481,265
Independence Holding Co	606	23,386
Independence Realty Trust Inc REIT	11,231	160,716
Independent Bank Corp	3,679	274,637
Independent Bank Corp MI	2,047	43,632
Independent Bank Group Inc	3,262	171,614
Industrial Logistics Properties Trust REIT	7,975	169,469
International Bancshares Corp	6,783	261,959
INTL. FCStone Inc *	1,953	80,190
Invesco Mortgage Capital Inc REIT	17,421	266,716
Investar Holding Corp	779	18,540
Investors Bancorp Inc	28,064	318,807
Investors Real Estate Trust REIT	1,448	108,122
Investors Title Co	139	22,254
iStar Inc REIT	2,226	29,049
James River Group Holdings Ltd	1,914	98,073
Jernigan Capital Inc REIT	2,590	49,857
Kearny Financial Corp	6,842	89,220
Kennedy-Wilson Holdings Inc	7,476	163,874
Kite Realty Group Trust REIT	10,149	163,906
KKR Real Estate Finance Trust Inc REIT	3,073	60,016
Ladder Capital Corp REIT	12,607	217,723
Ladenburg Thalmann Financial Services Inc	1,493	3,538
Lakeland Bancorp Inc	5,944	91,716
Lakeland Financial Corp	57,371	2,523,177
LCNB Corp	1,517	26,912
Legacy Housing Corp *	455	7,371
LegacyTexas Financial Group Inc	3,601	156,752
LendingClub Corp *	8,111	106,092
Level One Bancorp Inc	649	15,654
Lexington Realty Trust REIT	28,244	289,501
Live Oak Bancshares Inc	3,125	56,562
LTC Properties Inc REIT	23,470	1,202,133
Luther Burbank Corp	2,450	27,759
Macatawa Bank Corp	3,171	32,947
Mack-Cali Realty Corp REIT	10,550	228,513
Mackinac Financial Corp	1,088	16,820
MainStreet Bancshares Inc *	848	17,850
Malvern Bancorp Inc *	802	17,508
Marcus & Millichap Inc *	357	12,670
Marlin Business Services Corp	715	18,011
Maui Land & Pineapple Co Inc *	333	3,623
MBIA Inc *	8,901	82,156
McGrath RentCorp	41,062	2,857,505
Medallion Financial Corp *	2,492	15,949
Mercantile Bank Corp	1,974	64,747
Merchants Bancorp	1,067	17,648
Meridian Bancorp Inc	5,141	96,394
Meta Financial Group Inc	1,754	57,198
Metropolitan Bank Holding Corp *	870	34,217
Mid Penn Bancorp Inc	836	21,427
Midland States Bancorp Inc	2,414	62,885
MidWestOne Financial Group Inc	1,460	44,559
MMA Capital Holdings Inc *	589	17,670
Moelis & Co ‘A’	1,083	35,577
Monmouth Real Estate Investment Corp REIT	9,496	136,837
Mr Cooper Group Inc *	4,861	51,624
MutualFirst Financial Inc	705	22,222
MVB Financial Corp	1,200	23,820
National Bank Holdings Corp ‘A’	2,378	81,304
National Bankshares Inc	774	30,999
National General Holdings Corp	3,363	77,416
National Health Investors Inc REIT	2,884	237,613
National Western Life Group Inc ‘A’	266	71,386
NBT Bancorp Inc	5,236	191,585
Nelnet Inc ‘A’	2,173	138,203
New Senior Investment Group Inc REIT	5,742	38,357
New York Mortgage Trust Inc REIT	28,422	173,090
Newmark Group Inc ‘A’	1,923	17,422
NI Holdings Inc *	1,122	19,231
Nicolet Bankshares Inc *	1,024	68,168

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Northeast Bank	863	$19,133
Northfield Bancorp Inc	5,498	88,298
Northrim BanCorp Inc	838	33,243
Northwest Bancshares Inc	12,351	202,433
Norwood Financial Corp	714	22,570
Oak Valley Bancorp	815	13,668
OceanFirst Financial Corp	6,113	144,267
Ocwen Financial Corp *	16,509	31,037
Office Properties Income Trust REIT	5,880	180,163
OFG Bancorp	6,138	134,422
Ohio Valley Banc Corp	515	18,792
Old Line Bancshares Inc	1,855	53,814
Old National Bancorp	20,921	359,946
Old Republic International Corp	146,997	3,464,719
Old Second Bancorp Inc	3,594	43,919
On Deck Capital Inc *	8,134	27,330
One Liberty Properties Inc REIT	1,931	53,160
OP Bancorp	1,688	16,509
Oppenheimer Holdings Inc ‘A’	1,214	36,493
Opus Bank	2,683	58,409
Orchid Island Capital Inc REIT	7,429	42,717
Origin Bancorp Inc	2,300	77,602
Oritani Financial Corp	4,852	85,856
Orrstown Financial Services Inc	1,242	27,200
Pacific Mercantile BanCorp *	2,332	17,513
Pacific Premier Bancorp Inc	7,210	224,880
Park National Corp	1,625	154,066
Parke Bancorp Inc	1,097	24,375
PCB Bancorp	1,492	24,543
PCSB Financial Corp	1,738	34,743
PDL Community BanCorp *	1,149	16,155
Peapack Gladstone Financial Corp	2,313	64,833
Pebblebrook Hotel Trust REIT	15,942	443,506
Penns Woods Bancorp Inc	579	26,779
Pennsylvania REIT	4,561	26,089
PennyMac Financial Services Inc *	1,616	49,094
PennyMac Mortgage Investment Trust REIT	10,569	234,949
People’s Utah Bancorp	1,760	49,790
Peoples Bancorp Inc	39,459	1,255,191
Peoples Bancorp of North Carolina Inc	564	16,756
Peoples Financial Services Corp	832	37,681
Physicians Realty Trust REIT	22,663	402,268
Piedmont Office Realty Trust Inc ‘A’ REIT	15,216	317,710
Pioneer Bancorp Inc *	1,134	14,164
Piper Jaffray Cos	1,660	125,297
PJT Partners Inc ‘A’	1,152	46,886
PotlatchDeltic Corp REIT	8,068	331,474
PRA Group Inc *	5,503	185,946
Preferred Apartment Communities Inc ‘A’ REIT	5,313	76,773
Preferred Bank	1,204	63,066
Premier Financial Bancorp Inc	1,634	28,056
ProAssurance Corp	6,543	263,487
ProSight Global Inc *	574	11,113
Protective Insurance Corp ‘B’	1,229	21,446
Provident Bancorp Inc *	479	11,510
Provident Financial Holdings Inc	680	14,110
Provident Financial Services Inc	7,625	187,041
Prudential Bancorp Inc	1,024	17,418
QCR Holdings Inc	1,804	68,516
Radian Group Inc	25,041	571,936
Rafael Holdings Inc ‘B’ *	1,287	26,976
RBB Bancorp	1,997	39,321
RE/MAX Holdings Inc ‘A’	2,195	70,591
Ready Capital Corp REIT	3,891	61,945
Realogy Holdings Corp	13,985	93,420
Red River Bancshares Inc *	78	3,383
Redwood Trust Inc REIT	11,890	195,115
Regional Management Corp *	494	13,911
Reliant Bancorp Inc	1,152	27,625
Renasant Corp	7,006	245,280
Republic Bancorp Inc ‘A’	1,210	52,574

	Shares	Value
Republic First Bancorp Inc *	5,318	$22,336
Retail Opportunity Investments Corp REIT	13,661	249,040
Retail Properties of America Inc ‘A’ REIT	195,826	2,412,576
Retail Value Inc REIT	1,819	67,376
Rexford Industrial Realty Inc REIT	13,459	592,465
Richmond Mutual Bancorporation Inc *	1,339	18,733
Riverview Bancorp Inc	2,691	19,860
RLJ Lodging Trust REIT	21,125	358,914
RPT Realty REIT	9,326	126,367
S&T Bancorp Inc	4,139	151,198
Sabra Health Care REIT Inc	23,034	528,861
Safehold Inc REIT	1,224	37,332
Safety Insurance Group Inc	1,816	184,015
Sandy Spring Bancorp Inc	4,243	143,032
Saul Centers Inc REIT	120	6,541
SB One Bancorp	963	21,725
Sculptor Capital Management Inc	982	19,129
Seacoast Banking Corp of Florida *	5,134	129,942
Select Bancorp Inc *	2,077	24,093
Selective Insurance Group Inc	3,927	295,271
Senior Housing Properties Trust REIT	28,719	265,794
Seritage Growth Properties REIT	3,719	158,020
ServisFirst Bancshares Inc	1,068	35,404
Shore Bancshares Inc	1,581	24,363
Sierra Bancorp	1,787	47,463
Simmons First National Corp ‘A’	11,145	277,510
SmartFinancial Inc *	1,538	32,037
South Plains Financial Inc	411	6,699
South State Corp	4,134	311,290
Southern First Bancshares Inc *	845	33,673
Southern Missouri Bancorp Inc	930	33,880
Southern National Bancorp of Virginia Inc	2,395	36,859
Southside Bancshares Inc	3,971	135,451
Spirit of Texas Bancshares Inc *	1,616	34,825
STAG Industrial Inc REIT	15,675	462,099
State Auto Financial Corp	1,974	63,938
Sterling Bancorp Inc	2,082	20,320
Stewart Information Services Corp	2,819	109,349
Stifel Financial Corp	8,283	475,279
Stock Yards Bancorp Inc	1,989	72,976
Stratus Properties Inc *	742	21,793
Summit Financial Group Inc	1,411	36,122
Summit Hotel Properties Inc REIT	12,693	147,239
Sunstone Hotel Investors Inc REIT	119,397	1,640,515
TCF Financial Corp	32,186	1,225,321
Terreno Realty Corp REIT	7,125	364,016
Territorial Bancorp Inc	963	27,523
The Bancorp Inc *	6,330	62,667
The Bank of NT Butterfield & Son Ltd (Bermuda)	4,509	133,647
The Bank of Princeton	701	20,371
The Community Financial Corp	561	18,777
The First Bancshares Inc	2,008	64,858
The First of Long Island Corp	72,617	1,652,037
The Hanover Insurance Group Inc	27,181	3,684,113
Third Point Reinsurance Ltd * (Bermuda)	9,150	91,408
Timberland Bancorp Inc	888	24,420
Tiptree Inc	3,194	23,252
Tompkins Financial Corp	1,769	143,519
Towne Bank	8,159	226,861
TPG RE Finance Trust Inc REIT	6,105	121,123
Transcontinental Realty Investors Inc REIT *	176	5,465
TriCo Bancshares	3,237	117,503
TriState Capital Holdings Inc *	2,319	48,792
Triumph Bancorp Inc *	1,567	49,972
TrustCo Bank Corp NY	98,447	802,343
Trustmark Corp	7,898	269,401
UMB Financial Corp	5,412	349,507
UMH Properties Inc REIT	715	10,067
Union Bankshares Inc	357	11,267
United Bankshares Inc	11,928	451,713

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
United Community Banks Inc	8,687	$246,276
United Community Financial Corp	5,067	54,622
United Financial Bancorp Inc	6,280	85,596
United Fire Group Inc	2,354	110,591
United Insurance Holdings Corp	2,511	35,129
United Security Bancshares	1,565	16,464
Unity Bancorp Inc	936	20,732
Universal Health Realty Income Trust REIT	140	14,392
Universal Insurance Holdings Inc	2,519	75,545
Univest Financial Corp	3,549	90,535
Urban Edge Properties REIT	13,984	276,743
Urstadt Biddle Properties Inc ‘A’ REIT	3,659	86,718
Valley National Bancorp	39,715	431,702
Veritex Holdings Inc	4,454	108,076
Virtus Investment Partners Inc	712	78,726
Waddell & Reed Financial Inc ‘A’	8,710	149,638
Walker & Dunlop Inc	2,980	166,671
Washington Federal Inc	9,659	357,286
Washington Prime Group Inc REIT	22,844	94,574
Washington Real Estate Investment Trust REIT	9,738	266,432
Washington Trust Bancorp Inc	25,344	1,224,369
Waterstone Financial Inc	2,471	42,452
Watford Holdings Ltd * (Bermuda)	2,463	66,378
WesBanco Inc	6,446	240,887
West Bancorporation Inc	1,604	34,871
Westamerica Bancorporation	2,600	161,668
Western Asset Mortgage Capital Corp REIT	6,216	59,984
Western New England Bancorp Inc	2,957	28,180
Westwood Holdings Group Inc	1,001	27,698
Whitestone REIT	4,671	64,273
WisdomTree Investments Inc	10,160	53,086
World Acceptance Corp *	313	39,911
WSFS Financial Corp	6,428	283,475
Xenia Hotels & Resorts Inc REIT	13,812	291,709

		92,521,526

Industrial - 20.2%

AAR Corp	4,119	169,744
Actuant Corp ‘A’	3,471	76,154
Advanced Disposal Services Inc *	558	18,174
Advanced Energy Industries Inc *	37,698	2,164,242
Aegion Corp *	3,793	81,094
Aerojet Rocketdyne Holdings Inc *	2,627	132,690
Alamo Group Inc	169	19,895
Altra Industrial Motion Corp	7,839	217,101
American Outdoor Brands Corp *	6,775	39,634
American Superconductor Corp *	1,865	14,622
Apogee Enterprises Inc	530	20,665
Applied Optoelectronics Inc *	2,327	26,109
AquaVenture Holdings Ltd *	1,428	27,746
ArcBest Corp	3,132	95,369
Arcosa Inc	5,938	203,139
Ardmore Shipping Corp * (Ireland)	3,318	22,197
Argan Inc	268	10,530
Armstrong Flooring Inc *	2,057	13,144
Astec Industries Inc	15,477	481,335
Atlas Air Worldwide Holdings Inc *	2,844	71,754
AZZ Inc	2,231	97,182
Barnes Group Inc	15,646	806,395
Bel Fuse Inc ‘B’	1,207	18,141
Belden Inc	4,759	253,845
Benchmark Electronics Inc	4,598	133,618
Bloom Energy Corp ‘A’ *	6,743	21,915
Boise Cascade Co	3,640	118,628
Brady Corp ‘A’	1,046	55,490
Briggs & Stratton Corp	5,116	31,003
Builders FirstSource Inc *	962	19,793
Caesarstone Ltd	2,728	45,312
CECO Environmental Corp *	3,433	23,980

	Shares	Value
Charah Solutions Inc *	1,156	$2,451
CIRCOR International Inc *	2,390	89,744
Coherent Inc *	19,897	3,058,567
Columbus McKinnon Corp	1,092	39,782
Comtech Telecommunications Corp	2,826	91,845
Concrete Pumping Holdings Inc *	2,281	9,056
Construction Partners Inc ‘A’ *	891	13,882
Continental Building Products Inc *	2,226	60,748
Cornerstone Building Brands Inc *	5,621	34,007
Costamare Inc (Monaco)	6,164	37,415
Covenant Transportation Group Inc ‘A’ *	1,539	25,301
Daseke Inc *	5,761	14,402
DHT Holdings Inc	10,849	66,721
Diamond S Shipping Inc *	2,683	29,567
Digimarc Corp *	52	2,033
Dorian LPG Ltd *	2,717	28,148
Ducommun Inc *	1,085	46,004
DXP Enterprises Inc *	1,991	69,128
Dycom Industries Inc *	754	38,492
Eagle Bulk Shipping Inc *	5,445	23,822
Eagle Materials Inc	39,937	3,594,729
Echo Global Logistics Inc *	3,352	75,923
EMCOR Group Inc	1,689	145,457
Encore Wire Corp	11,224	631,687
EnerSys	1,787	117,835
EnPro Industries Inc	2,304	158,170
ESCO Technologies Inc	172	13,684
Fabrinet * (Thailand)	361	18,880
FARO Technologies Inc *	10,021	484,515
Federal Signal Corp	29,141	954,076
Fitbit Inc ‘A’ *	21,433	81,660
Franklin Electric Co Inc	280	13,387
GasLog Ltd (Monaco)	1,694	21,768
GATX Corp	4,350	337,255
Genco Shipping & Trading Ltd *	1,848	17,002
Gencor Industries Inc *	1,033	11,993
General Finance Corp *	868	7,673
Gentex Corp	4,142	114,050
Gibraltar Industries Inc *	74,251	3,411,091
Golar LNG Ltd (Bermuda)	10,684	138,785
GoPro Inc ‘A’ *	1,168	6,056
Graham Corp	1,144	22,720
Granite Construction Inc	4,905	157,598
Great Lakes Dredge & Dock Corp *	840	8,778
Greif Inc ‘A’	3,178	120,414
Greif Inc ‘B’	742	33,806
Griffon Corp	4,474	93,820
Haynes International Inc	1,549	55,516
Heartland Express Inc	8,703	187,202
Heritage-Crystal Clean Inc *	530	14,045
Hillenbrand Inc	2,537	78,343
Hub Group Inc ‘A’ *	3,973	184,744
Hurco Cos Inc	795	25,575
Hyster-Yale Materials Handling Inc	1,242	67,975
Ichor Holdings Ltd *	2,087	50,464
IES Holdings Inc *	543	11,180
II-VI Inc *	5,778	203,447
Insteel Industries Inc	33,423	686,174
International Seaways Inc *	3,079	59,302
JELD-WEN Holding Inc *	906	17,477
Kaman Corp	2,893	172,018
KBR Inc	17,346	425,671
KEMET Corp	7,047	128,114
Kennametal Inc	77,349	2,377,708
Kimball Electronics Inc *	2,826	41,005
Knowles Corp *	9,957	202,525
LB Foster Co ‘A’ *	1,133	24,552
Lindsay Corp	857	79,572
Louisiana-Pacific Corp	13,023	320,105
LSB Industries Inc *	2,645	13,701
Luxfer Holdings PLC (United Kingdom)	252	3,926

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Lydall Inc *	2,094	$52,162
Marten Transport Ltd	4,736	98,414
Masonite International Corp *	178	10,324
Matson Inc	5,146	193,026
Matthews International Corp ‘A’	3,787	134,022
Milacron Holdings Corp *	8,421	140,378
Mistras Group Inc *	1,870	30,668
Moog Inc ‘A’	517	41,939
Mueller Industries Inc	32,698	937,779
Mueller Water Products Inc ‘A’	286,549	3,220,811
National Presto Industries Inc	564	50,247
NL Industries Inc *	1,207	4,538
NN Inc	5,264	37,532
Nordic American Tankers Ltd	16,870	36,439
Northwest Pipe Co *	1,149	32,344
NVE Corp	31	2,057
Olympic Steel Inc	1,141	16,430
Oshkosh Corp	27,600	2,092,080
Overseas Shipholding Group Inc ‘A’ *	7,351	12,864
PAM Transportation Services Inc *	84	4,965
Park Aerospace Corp	2,235	39,247
Park-Ohio Holdings Corp	1,115	33,294
Patrick Industries Inc *	925	39,664
PGT Innovations Inc *	3,550	61,308
Plexus Corp *	58,764	3,673,338
Powell Industries Inc	1,079	42,243
Primoris Services Corp	1,783	34,965
Regal Beloit Corp	37,269	2,715,047
Rexnord Corp *	77,411	2,093,968
Roadrunner Transportation Systems Inc *	430	4,455
Safe Bulkers Inc * (Greece)	6,057	10,600
Saia Inc *	1,265	118,530
Sanmina Corp *	6,393	205,279
Scorpio Bulkers Inc	5,388	32,759
Scorpio Tankers Inc (Monaco)	5,297	157,639
SEACOR Holdings Inc *	2,151	101,248
Select Interior Concepts Inc ‘A’ *	1,851	24,007
Ship Finance International Ltd (Norway)	10,117	142,043
SMART Global Holdings Inc *	1,608	40,972
SPX Corp *	981	39,250
SPX FLOW Inc *	32,014	1,263,272
Standex International Corp	1,540	112,328
Sterling Construction Co Inc *	2,480	32,612
Sturm Ruger & Co Inc	173	7,224
Summit Materials Inc ‘A’ *	11,241	249,550
Synalloy Corp	1,016	16,205
Tech Data Corp *	4,456	464,493
Teekay Corp * (Bermuda)	8,780	35,120
Teekay Tankers Ltd ‘A’ * (Bermuda)	22,804	29,645
Terex Corp	1,908	49,551
The Eastern Co	681	16,902
The Gorman-Rupp Co	1,754	61,022
The Greenbrier Cos Inc	16,778	505,353
The Manitowoc Co Inc *	4,338	54,225
Tidewater Inc *	4,584	69,264
TimkenSteel Corp *	5,039	31,695
Tredegar Corp	3,163	61,742
TriMas Corp *	5,516	169,065
Trinseo SA	4,902	210,541
Triumph Group Inc	4,569	104,539
TTM Technologies Inc *	12,166	148,364
Tutor Perini Corp *	4,899	70,203
Twin Disc Inc *	1,250	13,237
UFP Technologies Inc *	733	28,294
Universal Forest Products Inc	53,963	2,152,044
US Xpress Enterprises Inc ‘A’ *	2,686	12,947
Vishay Intertechnology Inc	16,165	273,673
Vishay Precision Group Inc *	339	11,099
VSE Corp	1,026	34,976
Watts Water Technologies Inc ‘A’	1,479	138,627
Werner Enterprises Inc	5,507	194,397

	Shares	Value
Wesco Aircraft Holdings Inc *	4,773	$52,551
Willis Lease Finance Corp *	335	18,552
WillScot Corp *	2,049	31,923
Worthington Industries Inc	3,654	131,727
YRC Worldwide Inc *	4,106	12,400
ZAGG Inc *	3,243	20,334

		49,183,479

Technology - 4.5%

3D Systems Corp *	13,915	113,407
Adesto Technologies Corp *	438	3,749
Allscripts Healthcare Solutions Inc *	20,106	220,764
Alpha & Omega Semiconductor Ltd *	2,397	29,435
Ambarella Inc *	2,321	145,840
American Software Inc ‘A’	1,464	21,989
Amkor Technology Inc *	12,101	110,119
Avaya Holdings Corp *	13,429	137,379
AVX Corp	5,672	86,214
Axcelis Technologies Inc *	4,041	69,061
AXT Inc *	4,782	17,024
Bandwidth Inc ‘A’ *	317	20,640
Brooks Automation Inc	1,159	42,918
CEVA Inc *	218	6,510
Cirrus Logic Inc *	7,134	382,240
Cloudera Inc *	27,035	239,530
Cohu Inc	4,919	66,431
Computer Programs & Systems Inc	1,547	34,978
Conduent Inc *	20,895	129,967
CTS Corp	3,953	127,919
Cubic Corp	3,201	225,446
Daily Journal Corp *	133	32,926
Diebold Nixdorf Inc *	4,559	51,061
Diodes Inc *	3,798	152,490
Donnelley Financial Solutions Inc *	3,824	47,112
DSP Group Inc *	1,623	22,860
Evolent Health Inc ‘A’ *	6,897	49,589
Exela Technologies Inc *	1,180	1,392
FormFactor Inc *	8,484	158,184
GSI Technology Inc *	1,843	16,145
GTY Technology Holding Inc *	4,764	29,870
Health Catalyst Inc *	146	4,619
Immersion Corp *	3,808	29,131
InnerWorkings Inc *	5,654	25,047
Insight Enterprises Inc *	2,759	153,649
Lumentum Holdings Inc *	9,379	502,339
MACOM Technology Solutions Holdings Inc ‘H’ *	5,619	120,780
ManTech International Corp ‘A’	3,273	233,725
MKS Instruments Inc	35,820	3,305,470
Monotype Imaging Holdings Inc *	2,700	53,487
MTS Systems Corp	1,435	79,284
Nanometrics Inc *	1,884	61,456
NetScout Systems Inc *	8,906	205,372
OneSpan Inc *	1,134	16,443
Pareteum Corp *	7,229	9,325
PDF Solutions Inc *	3,159	41,288
Perspecta Inc	16,101	420,558
Photronics Inc *	7,847	85,375
Phreesia Inc *	177	4,291
Pitney Bowes Inc	10,465	47,825
Presidio Inc	4,675	79,008
QAD Inc ‘A’	646	29,832
Rambus Inc *	13,528	177,555
Rudolph Technologies Inc *	3,231	85,169
SecureWorks Corp ‘A’ *	908	11,740
Semtech Corp *	664	32,277
StarTek Inc *	1,963	12,701
Stratasys Ltd *	6,340	135,074
Sykes Enterprises Inc *	4,697	143,916
Synaptics Inc *	39,507	1,578,305

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Synchronoss Technologies Inc *	4,673	$25,234
TiVo Corp	15,130	115,215
Ultra Clean Holdings Inc *	4,860	71,126
Unisys Corp *	1,902	14,132
Veeco Instruments Inc *	5,997	70,045
Verint Systems Inc *	427	18,267
Xperi Corp	4,829	99,864

		10,892,113

Utilities - 4.7%

ALLETE Inc	6,326	552,956
Ameresco Inc ‘A’ *	2,684	43,132
Artesian Resources Corp ‘A’	1,020	37,740
Atlantic Power Corp *	5,009	11,721
Avista Corp	7,999	387,471
Black Hills Corp	29,545	2,266,988
California Water Service Group	342	18,102
Clearway Energy Inc ‘A’	4,420	76,643
Clearway Energy Inc ‘C’	8,852	161,549
Consolidated Water Co Ltd (Cayman)	1,832	30,210
El Paso Electric Co	4,100	275,028
Genie Energy Ltd ‘B’	1,052	7,848
IDACORP Inc	5,332	600,756
MGE Energy Inc	2,730	218,045
Middlesex Water Co	273	17,734
New Jersey Resources Corp	10,147	458,847
Northwest Natural Holding Co	3,141	224,079
NorthWestern Corp	6,246	468,762
ONE Gas Inc	6,438	618,756
Ormat Technologies Inc	3,114	231,339
Otter Tail Corp	2,709	145,609
PICO Holdings Inc *	2,220	22,400
PNM Resources Inc	9,721	506,270
Portland General Electric Co	10,925	615,842
RGC Resources Inc	905	26,462
SJW Group	1,125	76,826
South Jersey Industries Inc	9,743	320,642
Southwest Gas Holdings Inc	5,915	538,502
Spire Inc	26,608	2,321,282
The York Water Co	189	8,252
Unitil Corp	1,805	114,509

		11,404,302

Total Common Stocks (Cost $239,242,863)		240,189,931

	Principal Amount

CORPORATE BONDS & NOTES - 0.2%

Industrial - 0.2%

Mueller Industries Inc 6.000% due 03/01/27	$482,000	488,025

Total Corporate Bonds & Notes (Cost $482,000)		488,025

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $967,440; collateralized by U.S. Treasury Bonds: 2.500% - 2.625% due 12/31/23 - 01/31/24 and value $995,131)	$967,431	$967,431

U.S. Government Agency Issues - 0.3%

Federal Home Loan Bank
1.521% due 10/01/19	155,000	155,000
1.602% due 10/01/19	670,000	670,000

		825,000

Total Short-Term Investments (Cost $1,792,431)		1,792,431

TOTAL INVESTMENTS - 99.5% (Cost $241,517,368)		242,470,461

DERIVATIVES - (0.0%)		(31,321)

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,305,412

NET ASSETS - 100.0%		$243,744,552

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/19	16	$1,251,321	$1,220,000	($31,321)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$74	$-	$74	$-
	Common Stocks
	Basic Materials	13,734,506	13,734,506	-	-
	Communications	3,726,365	3,726,365	-	-
	Consumer, Cyclical	32,047,044	32,047,044	-	-
	Consumer, Non-Cyclical	16,574,818	16,574,818	-	-
	Energy	10,105,778	7,774,623	2,331,155	-
	Financial	92,521,526	92,521,526	-	-
	Industrial	49,183,479	49,183,479	-	-
	Technology	10,892,113	10,892,113	-	-
	Utilities	11,404,302	11,404,302	-	-

	Total Common Stocks	240,189,931	237,858,776	2,331,155	-

	Corporate Bonds & Notes	488,025	-	488,025	-
	Short-Term Investments	1,792,431	-	1,792,431	-

	Total Assets	242,470,461	237,858,776	4,611,685	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(31,321)	(31,321)	-	-

	Total Liabilities	(31,321)	(31,321)	-	-

	Total	$242,439,140	$237,827,455	$4,611,685	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 2.9%

Kaiser Aluminum Corp	7,140	$706,646
PolyOne Corp	18,516	604,547
Rogers Corp *	3,517	480,809

		1,792,002

Communications - 6.0%

NETGEAR Inc *	20,062	646,398
Sinclair Broadcast Group Inc ‘A’	13,838	591,436
Viavi Solutions Inc *	60,193	843,003
Vonage Holdings Corp *	85,285	963,720
Yelp Inc *	21,685	753,554

		3,798,111

Consumer, Cyclical - 14.7%

BJ’s Restaurants Inc	15,473	600,971
BJ’s Wholesale Club Holdings Inc *	34,882	902,397
Bloomin’ Brands Inc	38,830	735,052
Dine Brands Global Inc	7,049	534,737
G-III Apparel Group Ltd *	19,309	497,593
KB Home	12,695	431,630
Lithia Motors Inc ‘A’	7,085	937,912
PetIQ Inc *	13,125	357,788
RH *	3,077	525,644
SeaWorld Entertainment Inc *	29,191	768,307
Shake Shack Inc ‘A’ *	7,030	689,221
Sleep Number Corp *	13,858	572,613
Steven Madden Ltd	18,215	651,915
The Children’s Place Inc	6,526	502,437
Wolverine World Wide Inc	18,624	526,314

		9,234,531

Consumer, Non-Cyclical - 35.7%

Aaron’s Inc	11,386	731,664
Acadia Healthcare Co Inc *	18,288	568,391
Amedisys Inc *	6,112	800,733
Amicus Therapeutics Inc *	55,243	443,049
AMN Healthcare Services Inc *	12,576	723,875
Amphastar Pharmaceuticals Inc *	17,919	355,334
Avanos Medical Inc *	10,810	404,943
BioTelemetry Inc *	14,604	594,821
Blueprint Medicines Corp *	7,868	578,062
Cardtronics PLC ‘A’ *	26,662	806,259
Chegg Inc *	28,205	844,740
Esperion Therapeutics Inc *	10,570	387,496
FibroGen Inc *	11,849	438,176
Green Dot Corp ‘A’ *	15,635	394,784
Harsco Corp *	26,013	493,207
Heron Therapeutics Inc *	27,155	502,368
Horizon Therapeutics PLC *	47,684	1,298,435
Insperity Inc	7,818	771,011
iRhythm Technologies Inc *	9,275	687,370
J&J Snack Foods Corp	3,966	761,472
LHC Group Inc *	7,262	824,673
LivaNova PLC *	9,184	677,687
LiveRamp Holdings Inc *	13,344	573,258
Merit Medical Systems Inc *	19,921	606,794
Myriad Genetics Inc *	21,237	608,015
NuVasive Inc *	11,491	728,300
Option Care Health Inc *	110,377	353,206
Orthofix Medical Inc *	12,987	688,571
Performance Food Group Co *	24,313	1,118,641
PTC Therapeutics Inc *	12,511	423,122
Quidel Corp *	12,787	784,482

	Shares	Value
Revance Therapeutics Inc *	22,924	$298,012
Supernus Pharmaceuticals Inc *	21,171	581,779
Syneos Health Inc *	13,672	727,487
Ultragenyx Pharmaceutical Inc *	12,076	516,611
Vanda Pharmaceuticals Inc *	25,412	337,471

		22,434,299

Energy - 0.5%

Matador Resources Co *	19,424	321,079

Financial - 6.8%

Blucora Inc *	26,360	570,431
Deluxe Corp	16,827	827,215
Essent Group Ltd	17,224	821,068
Pacific Premier Bancorp Inc	13,548	422,562
PS Business Parks Inc REIT	4,515	821,504
Ryman Hospitality Properties Inc REIT	9,898	809,756

		4,272,536

Industrial - 16.3%

Aerojet Rocketdyne Holdings Inc *	15,122	763,812
American Woodmark Corp *	7,416	659,357
Astronics Corp *	17,237	506,423
EnPro Industries Inc	8,807	604,601
Generac Holdings Inc *	14,627	1,145,879
Masonite International Corp *	8,761	508,138
MasTec Inc *	15,082	979,274
MYR Group Inc *	16,431	514,126
OSI Systems Inc *	5,058	513,691
Saia Inc *	9,503	890,431
SPX Corp *	25,132	1,005,531
Tetra Tech Inc	9,674	839,316
US Concrete Inc *	11,385	629,363
US Ecology Inc	10,768	688,506

		10,248,448

Technology - 15.0%

Allscripts Healthcare Solutions Inc *	63,369	695,792
Benefitfocus Inc *	12,176	289,911
Bottomline Technologies DE Inc *	19,731	776,415
Cloudera Inc *	58,911	521,951
CommVault Systems Inc *	12,439	556,148
Cornerstone OnDemand Inc *	18,678	1,023,928
Glu Mobile Inc *	116,430	580,986
j2 Global Inc *	13,322	1,209,904
MaxLinear Inc *	17,000	380,460
Qualys Inc *	9,026	682,095
RealPage Inc *	8,926	561,088
Silicon Laboratories Inc *	8,317	926,098
SPS Commerce Inc *	14,534	684,115
Virtusa Corp *	14,527	523,262

		9,412,153

Total Common Stocks (Cost $56,194,129)		61,513,159

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $1,382,983; collateralized by U.S. Treasury Notes: 2.500% due 08/15/23 and value $1,411,498)	$1,382,969	$1,382,969

Total Short-Term Investment (Cost $1,382,969)		1,382,969

TOTAL INVESTMENTS - 100.1% (Cost $57,577,098)		62,896,128

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(41,845)

NET ASSETS - 100.0%		$62,854,283

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$61,513,159	$61,513,159	$-	$-
	Short-Term Investment	1,382,969	-	1,382,969	-

	Total	$62,896,128	$61,513,159	$1,382,969	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Basic Materials - 0.0%

A Schulman Inc - Contingent Value Rights * Ω ±	10,591	$4,586

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	10,570	1,903
Oncternal Therapeutics Inc - Contingent Value Rights *	216	443

		2,346

Total Rights (Cost $6,932)		6,932

COMMON STOCKS - 95.8%

Basic Materials - 3.0%

AdvanSix Inc *	9,381	241,279
AK Steel Holding Corp *	105,750	240,053
Allegheny Technologies Inc *	41,073	831,728
American Vanguard Corp	9,673	151,866
Amyris Inc *	11,236	53,483
Balchem Corp	10,520	1,043,479
Carpenter Technology Corp	15,414	796,287
Century Aluminum Co *	15,441	102,451
Clearwater Paper Corp *	5,335	112,675
Cleveland-Cliffs Inc	87,993	635,309
Codexis Inc *	17,540	240,561
Coeur Mining Inc *	72,238	347,465
Commercial Metals Co	38,579	670,503
Compass Minerals International Inc	11,244	635,174
Contura Energy Inc *	6,225	174,051
Covia Holdings Corp *	10,354	20,915
Energy Fuels Inc *	28,488	54,982
Ferro Corp *	26,933	319,425
GCP Applied Technologies Inc *	17,778	342,227
Gold Resource Corp	20,017	61,052
Hawkins Inc	3,288	139,740
HB Fuller Co	16,641	774,805
Hecla Mining Co	158,295	278,599
Ingevity Corp *	13,760	1,167,398
Innophos Holdings Inc	6,439	209,010
Innospec Inc	7,944	708,128
Intrepid Potash Inc *	32,420	106,013
Kaiser Aluminum Corp	5,220	516,623
Koppers Holdings Inc *	6,427	187,733
Kraton Corp *	10,345	334,040
Kronos Worldwide Inc	7,654	94,680
Livent Corp *	48,000	321,120
Marrone Bio Innovations Inc *	17,362	24,480
Materion Corp	6,668	409,148
Minerals Technologies Inc	11,500	610,535
Neenah Inc	5,558	361,937
Novagold Resources Inc * (Canada)	75,606	458,928
Oil-Dri Corp of America	1,862	63,420
OMNOVA Solutions Inc *	14,205	143,044
Orion Engineered Carbons SA (Luxembourg)	19,456	325,110
PH Glatfelter Co	14,402	221,647
PolyOne Corp	25,341	827,384
PQ Group Holdings Inc *	12,005	191,360
Quaker Chemical Corp	4,290	678,421
Rayonier Advanced Materials Inc *	16,208	70,181
Rogers Corp *	6,062	828,736
Schnitzer Steel Industries Inc ‘A’	8,630	178,296

	Shares	Value
Schweitzer-Mauduit International Inc	10,116	$378,743
Sensient Technologies Corp	13,843	950,322
Stepan Co	6,692	649,526
Tronox Holdings PLC ‘A’	29,897	248,145
United States Lime & Minerals Inc	700	53,550
Uranium Energy Corp *	61,301	59,762
Valhi Inc	9,651	18,337
Verso Corp ‘A’ *	11,549	142,977

		19,806,843

Communications - 3.8%

1-800-Flowers.com Inc ‘A’ *	8,179	121,008
8x8 Inc *	30,497	631,898
A10 Networks Inc *	19,128	132,748
Acacia Communications Inc *	12,289	803,701
ADTRAN Inc	16,010	181,633
Airgain Inc *	2,988	35,109
Anterix Inc *	3,485	126,157
ATN International Inc	3,639	212,408
Boingo Wireless Inc *	14,256	158,242
Boston Omaha Corp ‘A’ *	3,260	64,646
CalAmp Corp *	10,871	125,234
Calix Inc *	15,778	100,821
Cambium Networks Corp *	1,411	13,687
Cardlytics Inc *	4,444	148,963
Cargurus Inc *	24,296	751,961
Cars.com Inc *	21,803	195,791
Casa Systems Inc *	10,697	84,025
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	28,214	126,822
ChannelAdvisor Corp *	9,219	86,013
Cincinnati Bell Inc *	15,976	80,998
Clear Channel Outdoor Holdings Inc *	12,860	32,407
Clearfield Inc *	3,158	37,422
Cogent Communications Holdings Inc	13,865	763,962
comScore Inc *	15,926	30,419
Consolidated Communications Holdings Inc *	22,148	105,424
Cumulus Media Inc ‘A’ *	4,558	66,273
DASAN Zhone Solutions Inc *	1,743	15,966
DHI Group Inc *	16,492	63,494
Digi International Inc *	9,449	128,695
Endurance International Group Holdings Inc *	23,151	86,816
Entercom Communications Corp ‘A’	40,552	135,444
Entravision Communications Corp ‘A’	21,915	69,690
ePlus Inc *	4,295	326,807
Eventbrite Inc ‘A’ *	11,942	211,493
EverQuote Inc ‘A’ *	2,736	58,386
Extreme Networks Inc *	38,318	278,763
Fluent Inc *	13,919	38,068
Frontier Communications Corp *	33,308	28,878
Gannett Co Inc	35,619	382,548
Gogo Inc *	17,814	107,418
Gray Television Inc *	29,851	487,168
Groupon Inc *	148,160	394,106
GTT Communications Inc *	10,964	103,281
Harmonic Inc *	28,318	186,332
HealthStream Inc *	8,595	222,525
Hemisphere Media Group Inc *	5,680	69,410
Houghton Mifflin Harcourt Co *	35,060	186,870
IDT Corp ‘B’ *	5,415	57,020
Infinera Corp *	57,433	313,010
Inseego Corp *	14,489	69,547
Intelsat SA *	21,964	500,779
InterDigital Inc	10,170	533,620
Iridium Communications Inc *	32,467	690,898
KVH Industries Inc *	5,163	54,986
Lands’ End Inc *	3,475	39,424
Leaf Group Ltd *	5,428	22,798
Lee Enterprises Inc *	17,055	34,792
Liberty Latin America Ltd ‘A’ * (Chile)	14,679	250,571

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Liberty Latin America Ltd ‘C’ * (Chile)	37,778	$645,815
Liberty Media Corp-Liberty Braves ‘A’ *	2,945	81,959
Liberty Media Corp-Liberty Braves ‘C’ *	11,509	319,375
Limelight Networks Inc *	35,412	107,298
Liquidity Services Inc *	9,249	68,443
LiveXLive Media Inc *	9,534	19,116
Loral Space & Communications Inc *	4,295	177,813
Marchex Inc ‘B’ *	10,899	34,223
Maxar Technologies Inc	18,833	143,131
MDC Partners Inc ‘A’ *	18,265	51,507
Meredith Corp	13,111	480,649
MSG Networks Inc ‘A’ *	19,102	309,834
National CineMedia Inc	21,080	172,856
NeoPhotonics Corp *	12,087	73,610
NETGEAR Inc *	9,969	321,201
New Media Investment Group Inc	20,229	178,218
NIC Inc	21,573	445,482
Ooma Inc *	6,100	63,440
OptimizeRx Corp *	3,864	55,951
ORBCOMM Inc *	24,013	114,302
Overstock.com Inc *	8,811	93,308
Perficient Inc *	10,578	408,099
Plantronics Inc	10,974	409,550
Preformed Line Products Co	1,121	61,195
Q2 Holdings Inc *	14,144	1,115,537
QuinStreet Inc *	14,469	182,165
Quotient Technology Inc *	24,026	187,883
Ribbon Communications Inc *	20,475	119,574
RigNet Inc *	4,710	36,503
Saga Communications Inc ‘A’	1,362	40,520
Scholastic Corp	9,687	365,781
SharpSpring Inc *	2,756	26,733
Shenandoah Telecommunications Co	15,747	500,282
Shutterstock Inc *	6,263	226,220
Sonim Technologies Inc *	1,177	3,449
Spok Holdings Inc	5,455	65,133
Stamps.com Inc *	5,614	417,962
Stitch Fix Inc ‘A’ *	13,726	264,226
TechTarget Inc *	7,434	167,451
TEGNA Inc	71,271	1,106,839
Telaria Inc *	14,216	98,233
TESSCO Technologies Inc	1,988	28,568
The EW Scripps Co ‘A’	17,925	238,044
The Meet Group Inc *	25,081	82,140
The RealReal Inc *	5,684	127,094
The Rubicon Project Inc *	15,588	135,771
Travelzoo *	1,549	16,559
Tribune Publishing Co	6,006	51,531
TrueCar Inc *	33,946	115,416
Tucows Inc ‘A’ *	3,005	162,751
Upwork Inc *	17,913	238,332
Value Line Inc	498	11,330
Viavi Solutions Inc *	75,301	1,054,591
VirnetX Holding Corp *	18,746	101,228
Vonage Holdings Corp *	74,257	839,104
WideOpenWest Inc *	9,016	55,539
Yelp Inc *	22,768	791,188
Zix Corp *	17,689	128,068

		25,305,495

Consumer, Cyclical - 11.7%

Abercrombie & Fitch Co ‘A’	21,848	340,829
Acushnet Holdings Corp	11,598	306,187
Adient PLC *	28,704	659,044
Allegiant Travel Co	4,258	637,252
AMC Entertainment Holdings Inc ‘A’	16,966	181,536
America’s Car-Mart Inc *	2,097	192,295
American Axle & Manufacturing Holdings Inc *	36,654	301,296
American Eagle Outfitters Inc	52,962	859,044
Anixter International Inc *	9,985	690,163

	Shares	Value
Asbury Automotive Group Inc *	6,293	$643,963
Ascena Retail Group Inc *	55,645	14,696
At Home Group Inc *	16,028	154,189
Barnes & Noble Education Inc *	11,278	35,187
Bassett Furniture Industries Inc	3,315	50,720
BBX Capital Corp	21,477	100,298
Beacon Roofing Supply Inc *	22,293	747,484
Beazer Homes USA Inc *	10,271	153,038
Bed Bath & Beyond Inc	40,555	431,505
Big Lots Inc	13,253	324,699
Biglari Holdings Inc ‘B’ *	331	36,079
BJ’s Restaurants Inc	6,839	265,627
BJ’s Wholesale Club Holdings Inc *	36,616	947,256
Bloomin’ Brands Inc	28,454	538,634
Blue Bird Corp *	4,806	91,482
Bluegreen Vacations Corp	2,201	20,513
BlueLinx Holdings Inc *	2,939	95,018
BMC Stock Holdings Inc *	21,554	564,284
Boot Barn Holdings Inc *	9,233	322,232
Boyd Gaming Corp	26,327	630,532
Brinker International Inc	12,288	524,329
Caleres Inc	13,400	313,694
Callaway Golf Co	30,707	596,023
Camping World Holdings Inc ‘A’	10,495	93,406
Cannae Holdings Inc *	22,284	612,141
Carrols Restaurant Group Inc *	11,127	92,243
Cavco Industries Inc *	2,832	543,999
Centric Brands Inc *	4,889	12,271
Century Casinos Inc *	9,365	72,391
Century Communities Inc *	8,433	258,303
Chico’s FAS Inc	40,637	163,767
Churchill Downs Inc	11,510	1,420,967
Chuy’s Holdings Inc *	5,369	132,936
Citi Trends Inc	4,304	78,763
Clarus Corp	7,469	87,574
Commercial Vehicle Group Inc *	9,007	64,940
Conn’s Inc *	6,271	155,897
Cooper Tire & Rubber Co	16,537	431,946
Cooper-Standard Holdings Inc *	5,433	222,101
Core-Mark Holding Co Inc	14,896	478,385
Cracker Barrel Old Country Store Inc	6,302	1,025,020
Crocs Inc *	20,124	558,642
Culp Inc	3,302	53,823
Daktronics Inc	11,840	87,438
Dana Inc	47,353	683,777
Dave & Buster’s Entertainment Inc	11,949	465,414
Deckers Outdoor Corp *	9,579	1,411,561
Del Taco Restaurants Inc *	9,590	98,058
Delta Apparel Inc *	1,922	45,648
Denny’s Corp *	19,315	439,706
Designer Brands Inc ‘A’	21,354	365,580
Dillard’s Inc ‘A’	3,484	230,327
Dine Brands Global Inc	5,501	417,306
Dorman Products Inc *	8,818	701,384
Douglas Dynamics Inc	7,340	327,144
Drive Shack Inc *	19,601	84,480
Duluth Holdings Inc ‘B’ *	3,485	29,553
El Pollo Loco Holdings Inc *	7,284	79,833
Eldorado Resorts Inc *	21,586	860,634
Empire Resorts Inc *	953	9,177
Eros International PLC * (India)	23,515	44,914
Escalade Inc	3,130	34,086
Ethan Allen Interiors Inc	8,130	155,283
Everi Holdings Inc *	22,251	188,243
EVI Industries Inc	1,572	50,178
Express Inc *	22,751	78,263
EZCORP Inc ‘A’ *	16,772	108,263
Fiesta Restaurant Group Inc *	7,820	81,484
FirstCash Inc	13,866	1,271,096
Flexsteel Industries Inc	2,489	36,887
Forestar Group Inc *	3,354	61,311

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Fossil Group Inc *	15,719	$196,645
Foundation Building Materials Inc *	4,689	72,633
Fox Factory Holding Corp *	12,314	766,423
Freshpet Inc *	11,270	560,908
Funko Inc ‘A’ *	5,560	114,397
G-III Apparel Group Ltd *	14,834	382,272
Gaia Inc *	3,865	25,258
GameStop Corp ‘A’ *	30,336	167,455
Genesco Inc *	5,265	210,705
Gentherm Inc *	10,907	448,114
GMS Inc *	10,220	293,518
GNC Holdings Inc ‘A’ *	27,017	57,816
Golden Entertainment Inc *	5,870	78,012
Green Brick Partners Inc *	8,210	87,847
Group 1 Automotive Inc	5,830	538,167
Guess? Inc	16,817	311,619
H&E Equipment Services Inc	10,607	306,118
Hamilton Beach Brands Holding Co ‘A’	2,090	33,795
Haverty Furniture Cos Inc	5,947	120,546
Hawaiian Holdings Inc	15,565	408,737
Herman Miller Inc	19,373	892,902
Hibbett Sports Inc *	5,849	133,942
HNI Corp	14,141	502,006
Hooker Furniture Corp	3,753	80,464
Hudson Ltd ‘A’ *	13,110	160,860
IMAX Corp *	17,155	376,552
Installed Building Products Inc *	7,419	425,405
Interface Inc	19,850	286,634
International Speedway Corp ‘A’	7,708	346,937
iRobot Corp *	8,990	554,413
J Alexander’s Holdings Inc *	4,280	50,162
J. Jill Inc	5,953	11,311
Jack in the Box Inc	8,430	768,142
JC Penney Co Inc *	101,860	90,543
Johnson Outdoors Inc ‘A’	1,647	96,448
KB Home	27,573	937,482
Kimball International Inc ‘B’	11,540	222,722
Knoll Inc	16,091	407,907
Kontoor Brands Inc	14,503	509,055
Kura Sushi USA Inc ‘A’ *	1,094	21,464
La-Z-Boy Inc	14,712	494,176
LCI Industries	8,008	735,535
LGI Homes Inc *	6,547	545,496
Liberty TripAdvisor Holdings Inc ‘A’ *	24,237	228,070
Lifetime Brands Inc	4,323	38,259
Lindblad Expeditions Holdings Inc *	7,243	121,393
Lithia Motors Inc ‘A’	7,242	958,696
Lumber Liquidators Holdings Inc *	9,305	91,840
M/I Homes Inc *	8,487	319,536
Malibu Boats Inc ‘A’ *	6,913	212,091
Marine Products Corp	2,309	32,695
MarineMax Inc *	7,500	116,100
Marriott Vacations Worldwide Corp	14,057	1,456,446
MasterCraft Boat Holdings Inc *	6,135	91,565
MDC Holdings Inc	16,234	699,685
Meritage Homes Corp *	11,938	839,838
Meritor Inc *	26,270	485,995
Mesa Air Group Inc *	6,738	45,448
Methode Electronics Inc	12,052	405,429
Miller Industries Inc	3,673	122,311
Mobile Mini Inc	14,680	541,105
Modine Manufacturing Co *	15,704	178,554
Monarch Casino & Resort Inc *	3,537	147,458
Motorcar Parts of America Inc *	6,116	103,360
Movado Group Inc	5,354	133,100
National Vision Holdings Inc *	25,279	608,466
Navistar International Corp *	16,254	456,900
Noodles & Co *	9,237	52,281
Office Depot Inc	176,869	310,405
OneSpaWorld Holdings Ltd * (Bahamas)	14,811	230,015
Oxford Industries Inc	5,472	392,342

	Shares	Value
Papa John’s International Inc	7,366	$385,610
Party City Holdco Inc * §	17,960	102,552
PC Connection Inc	3,526	137,161
Penn National Gaming Inc *	36,426	678,434
PetIQ Inc *	6,159	167,894
PetMed Express Inc	6,215	111,994
Potbelly Corp *	7,347	32,033
PriceSmart Inc	7,333	521,376
Purple Innovation Inc *	1,819	13,697
RCI Hospitality Holdings Inc	2,749	56,849
Reading International Inc ‘A’ *	5,458	65,278
Red Lion Hotels Corp *	7,691	49,838
Red Robin Gourmet Burgers Inc *	4,242	141,089
Red Rock Resorts Inc ‘A’	23,019	467,401
Regis Corp *	9,750	197,145
REV Group Inc	9,171	104,825
RH *	5,403	922,995
Rite Aid Corp *	18,645	129,583
Rocky Brands Inc	2,212	73,505
RTW RetailWinds Inc *	9,291	12,729
Rush Enterprises Inc ‘A’	9,092	350,769
Rush Enterprises Inc ‘B’	1,518	60,614
Ruth’s Hospitality Group Inc	9,248	188,798
Sally Beauty Holdings Inc *	39,492	588,036
ScanSource Inc *	8,635	263,799
Scientific Games Corp *	18,140	369,149
SeaWorld Entertainment Inc *	15,496	407,855
Shake Shack Inc ‘A’ *	9,487	930,105
Shoe Carnival Inc	2,974	96,387
Signet Jewelers Ltd (NYSE)	16,812	281,769
SiteOne Landscape Supply Inc *	13,387	990,906
Skyline Champion Corp *	16,469	495,552
SkyWest Inc	16,489	946,469
Sleep Number Corp *	9,459	390,846
Sonic Automotive Inc ‘A’	7,938	249,333
Sonos Inc *	22,772	305,373
Spartan Motors Inc	11,351	155,736
Spirit Airlines Inc *	22,459	815,262
Sportsman’s Warehouse Holdings Inc *	14,262	73,877
Standard Motor Products Inc	6,923	336,112
Steelcase Inc ‘A’	28,489	524,198
Steven Madden Ltd	27,684	990,810
Stoneridge Inc *	8,622	267,023
Superior Group of Cos Inc	3,021	48,699
Systemax Inc	3,865	85,069
Tailored Brands Inc *	15,863	69,797
Target Hospitality Corp *	10,677	72,710
Taylor Morrison Home Corp *	34,653	898,899
Telenav Inc *	11,051	52,824
Tenneco Inc ‘A’ *	16,160	202,323
Texas Roadhouse Inc	21,606	1,134,747
The Buckle Inc	9,747	200,788
The Cato Corp ‘A’	7,380	129,962
The Cheesecake Factory Inc	13,802	575,267
The Children’s Place Inc	4,981	383,487
The Container Store Group Inc *	4,474	19,775
The Habit Restaurants Inc ‘A’ *	7,238	63,260
The Lovesac Co *	2,835	52,929
The Marcus Corp	7,332	271,357
The Michaels Cos Inc *	27,719	271,369
The St Joe Co *	11,145	190,914
Tile Shop Holdings Inc	12,345	39,381
Tilly’s Inc ‘A’	6,938	65,495
Titan International Inc	16,778	45,301
Titan Machinery Inc *	6,027	86,427
TRI Pointe Group Inc *	46,331	696,818
Triton International Ltd (Bermuda)	18,180	615,211
Tupperware Brands Corp	16,113	255,713
Twin River Worldwide Holdings Inc	6,434	146,888
Unifi Inc *	5,201	114,006
UniFirst Corp	4,963	968,381

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Universal Electronics Inc *	4,302	$218,972
Vera Bradley Inc *	6,262	63,246
Veritiv Corp *	4,500	81,360
Vince Holding Corp *	979	18,591
Vista Outdoor Inc *	18,207	112,701
Visteon Corp *	9,225	761,432
Wabash National Corp	17,839	258,844
Waitr Holdings Inc *	17,055	21,916
Weyco Group Inc	1,967	44,474
William Lyon Homes ‘A’ *	10,471	213,190
Wingstop Inc	9,595	837,452
Winmark Corp	820	144,640
Winnebago Industries Inc	10,209	391,515
Wolverine World Wide Inc	27,606	780,146
World Fuel Services Corp	21,174	845,690
YETI Holdings Inc *	10,118	283,304
Zumiez Inc *	6,502	205,951

		77,518,584

Consumer, Non-Cyclical - 21.9%

22nd Century Group Inc *	38,028	85,943
Aaron’s Inc	22,064	1,417,833
Abeona Therapeutics Inc *	10,226	23,111
ABM Industries Inc	21,801	791,812
Acacia Research Corp *	14,527	38,932
ACADIA Pharmaceuticals Inc *	34,552	1,243,526
Accelerate Diagnostics Inc *	8,955	166,294
Acceleron Pharma Inc *	14,763	583,286
ACCO Brands Corp	31,710	312,978
Accuray Inc *	27,993	77,541
AcelRx Pharmaceuticals Inc *	25,358	55,788
Acer Therapeutics Inc *	3,087	9,848
Achillion Pharmaceuticals Inc *	45,006	162,022
Aclaris Therapeutics Inc *	9,192	9,927
Acorda Therapeutics Inc *	14,400	41,328
Adamas Pharmaceuticals Inc *	7,285	37,263
Addus HomeCare Corp *	3,443	272,961
ADMA Biologics Inc *	17,225	76,651
Adtalem Global Education Inc *	18,553	706,684
Aduro Biotech Inc *	21,225	22,499
Adverum Biotechnologies Inc *	17,966	97,915
Aeglea BioTherapeutics Inc *	8,448	64,965
Aerie Pharmaceuticals Inc *	13,835	265,909
Affimed NV * (Germany)	19,561	57,509
Agenus Inc *	34,200	88,236
AgeX Therapeutics Inc *	6,656	13,046
Aimmune Therapeutics Inc *	14,304	299,526
Akcea Therapeutics Inc *	4,233	65,146
Akebia Therapeutics Inc *	38,610	151,351
Akero Therapeutics Inc *	1,554	35,354
Akorn Inc *	29,711	112,902
Albireo Pharma Inc *	3,415	68,300
Alder Biopharmaceuticals Inc *	23,853	449,868
Aldeyra Therapeutics Inc *	6,901	36,368
Alector Inc *	9,871	142,340
Alico Inc	1,168	39,735
Allakos Inc *	6,379	501,581
Allogene Therapeutics Inc *	12,689	345,839
Alphatec Holdings Inc *	12,234	61,415
AMAG Pharmaceuticals Inc *	11,068	127,835
Amedisys Inc *	10,260	1,344,163
American Public Education Inc *	5,294	118,268
American Renal Associates Holdings Inc *	6,288	39,740
Amicus Therapeutics Inc *	83,724	671,466
AMN Healthcare Services Inc *	15,183	873,933
Amneal Pharmaceuticals Inc *	30,648	88,879
Amphastar Pharmaceuticals Inc *	11,751	233,022
AnaptysBio Inc *	8,048	281,600
Anavex Life Sciences Corp *	13,791	43,580
AngioDynamics Inc *	12,191	224,558

	Shares	Value
ANI Pharmaceuticals Inc *	3,004	$218,932
Anika Therapeutics Inc *	4,408	241,955
Antares Pharma Inc *	52,844	176,763
Apellis Pharmaceuticals Inc *	15,819	381,080
Apollo Medical Holdings Inc *	8,889	156,624
Apyx Medical Corp *	10,696	72,412
Arcus Biosciences Inc *	10,243	93,211
Ardelyx Inc *	17,005	79,924
Arena Pharmaceuticals Inc *	16,372	749,346
Arlo Technologies Inc *	23,494	80,115
ArQule Inc *	36,458	261,404
Arrowhead Pharmaceuticals Inc *	30,585	861,885
Arvinas Inc *	5,742	123,740
ASGN Inc *	16,756	1,053,282
Assembly Biosciences Inc *	7,551	74,226
Assertio Therapeutics Inc *	22,839	29,234
Atara Biotherapeutics Inc *	16,856	238,007
Athenex Inc *	22,336	271,717
Athersys Inc *	39,230	52,176
Atreca Inc ‘A’ *	2,117	25,912
AtriCure Inc *	12,021	299,804
Atrion Corp	467	363,872
Audentes Therapeutics Inc *	14,367	403,569
Avalon GloboCare Corp *	6,489	12,134
Avanos Medical Inc *	15,516	581,229
Avedro Inc *	2,508	56,932
Avid Bioservices Inc *	16,623	88,102
Avis Budget Group Inc *	19,406	548,414
Avrobio Inc *	6,726	94,971
Axogen Inc *	11,026	137,604
Axonics Modulation Technologies Inc *	5,051	135,973
Axsome Therapeutics Inc *	7,966	161,232
B&G Foods Inc	21,114	399,266
Barrett Business Services Inc	2,359	209,526
Beyondspring Inc *	3,428	62,047
BG Staffing Inc	3,252	62,146
BioCryst Pharmaceuticals Inc *	35,172	100,768
BioDelivery Sciences International Inc *	26,386	111,085
Biohaven Pharmaceutical Holding Co Ltd *	12,807	534,308
BioLife Solutions Inc *	2,157	35,860
BioSig Technologies Inc *	5,042	41,597
BioSpecifics Technologies Corp *	2,094	112,071
BioTelemetry Inc *	10,912	444,446
Bioxcel Therapeutics Inc *	1,886	13,277
Blueprint Medicines Corp *	15,994	1,175,079
Bridgebio Pharma Inc *	7,348	157,762
Bridgford Foods Corp *	535	16,141
BrightView Holdings Inc *	10,210	175,101
Brookdale Senior Living Inc *	61,346	465,003
Cadiz Inc *	4,617	57,666
CAI International Inc *	5,478	119,256
Cal-Maine Foods Inc *	10,326	412,575
Calavo Growers Inc	5,314	505,787
Calithera Biosciences Inc *	15,229	47,058
Calyxt Inc *	2,978	16,796
Cambrex Corp *	11,195	666,102
Cara Therapeutics Inc *	13,042	238,408
Cardiovascular Systems Inc *	11,307	537,309
Cardtronics PLC ‘A’ *	12,660	382,838
Care.com Inc *	7,302	76,306
CareDx Inc *	13,467	304,489
Career Education Corp *	22,521	357,859
Carriage Services Inc	5,797	118,491
CASI Pharmaceuticals Inc *	16,474	55,023
Cass Information Systems Inc	4,514	243,711
Castle Biosciences Inc *	1,201	21,726
Catalyst Pharmaceuticals Inc *	30,332	161,063
Catasys Inc *	2,282	35,964
cbdMD Inc *	2,983	11,813
CBIZ Inc *	16,445	386,457
CEL-SCI Corp *	8,584	76,741

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Celcuity Inc *	2,049	$34,792
Cellular Biomedicine Group Inc *	4,036	59,975
Celsius Holdings Inc *	7,372	25,618
Central Garden & Pet Co *	3,621	105,842
Central Garden & Pet Co ‘A’ *	13,713	380,193
Cerecor Inc *	6,797	22,362
Cerus Corp *	44,962	231,779
Checkpoint Therapeutics Inc *	7,182	17,883
Chegg Inc *	37,959	1,136,872
ChemoCentryx Inc *	13,307	90,221
Chiasma Inc *	11,088	54,886
Chimerix Inc *	15,307	35,971
ChromaDex Corp *	12,601	49,585
Cimpress NV * (Netherlands)	7,105	936,723
Clovis Oncology Inc *	16,000	62,880
Coca-Cola Consolidated Inc	1,551	471,302
Coherus Biosciences Inc *	20,271	410,690
Collectors Universe Inc	2,563	72,994
Collegium Pharmaceutical Inc *	10,715	123,008
Community Health Systems Inc *	28,604	102,974
Concert Pharmaceuticals Inc *	7,080	41,630
Conformis Inc *	20,779	38,649
CONMED Corp	8,936	859,196
Constellation Pharmaceuticals Inc *	5,439	35,136
Corbus Pharmaceuticals Holdings Inc *	19,434	94,644
Corcept Therapeutics Inc *	31,714	448,277
Corindus Vascular Robotics Inc *	29,901	127,976
CorMedix Inc *	7,630	48,679
Cortexyme Inc *	942	23,484
CorVel Corp *	2,950	223,315
CRA International Inc	2,564	107,611
Craft Brew Alliance Inc *	4,070	33,333
Crinetics Pharmaceuticals Inc *	3,606	54,234
Cross Country Healthcare Inc *	12,171	125,361
CryoLife Inc *	11,988	325,474
Cue Biopharma Inc *	5,835	49,189
Cutera Inc *	4,439	129,752
Cyclerion Therapeutics Inc *	7,689	93,191
Cymabay Therapeutics Inc *	22,551	115,461
Cytokinetics Inc *	17,915	203,873
CytomX Therapeutics Inc *	15,236	112,442
CytoSorbents Corp *	9,287	46,714
Darling Ingredients Inc *	53,743	1,028,104
Dean Foods Co *	28,255	32,776
Deciphera Pharmaceuticals Inc *	6,195	210,258
Denali Therapeutics Inc *	15,710	240,677
Dermira Inc *	15,228	97,307
Dicerna Pharmaceuticals Inc *	17,416	250,094
Diplomat Pharmacy Inc *	18,037	88,381
Dova Pharmaceuticals Inc *	2,660	74,347
Dynavax Technologies Corp *	26,252	93,851
Eagle Pharmaceuticals Inc *	3,082	174,349
Edgewell Personal Care Co *	17,739	576,340
Editas Medicine Inc *	16,270	369,980
Eidos Therapeutics Inc *	3,668	131,938
Eiger BioPharmaceuticals Inc *	7,617	78,074
ElectroCore Inc *	3,798	8,318
elf Beauty Inc *	8,558	149,851
Eloxx Pharmaceuticals Inc *	7,109	32,133
Emerald Expositions Events Inc	8,173	79,523
Emergent BioSolutions Inc *	14,954	781,795
Enanta Pharmaceuticals Inc *	5,625	337,950
Endo International PLC *	74,814	240,153
Ennis Inc	8,563	173,058
Enzo Biochem Inc *	15,162	54,583
Epizyme Inc *	25,432	262,331
Esperion Therapeutics Inc *	8,169	299,476
Evelo Biosciences Inc *	4,460	27,206
EVERTEC Inc	19,769	617,188
Evo Payments Inc ‘A’ *	11,525	324,083
Evofem Biosciences Inc *	4,434	22,347

	Shares	Value
Evolus Inc *	5,035	$78,647
EyePoint Pharmaceuticals Inc *	19,522	35,335
Farmer Brothers Co *	3,434	44,470
Fate Therapeutics Inc *	17,182	266,836
FibroGen Inc *	25,429	940,364
Five Prime Therapeutics Inc *	10,919	42,311
Flexion Therapeutics Inc *	11,526	157,964
Forrester Research Inc *	3,342	107,412
Forty Seven Inc *	7,308	46,917
Franklin Covey Co *	3,033	106,155
Fresh Del Monte Produce Inc	10,196	347,786
FTI Consulting Inc *	12,184	1,291,382
Fulcrum Therapeutics Inc *	1,476	9,801
G1 Therapeutics Inc *	11,078	252,357
Galectin Therapeutics Inc *	10,351	37,988
Genesis Healthcare Inc *	30,613	33,980
GenMark Diagnostics Inc *	17,282	104,729
Genomic Health Inc *	8,826	598,579
Geron Corp *	53,066	70,578
Glaukos Corp *	11,679	730,054
Global Blood Therapeutics Inc *	18,968	920,327
Globus Medical Inc ‘A’ *	24,905	1,273,144
GlycoMimetics Inc *	11,126	47,953
Gossamer Bio Inc *	13,988	234,859
GP Strategies Corp *	4,137	53,119
Green Dot Corp ‘A’ *	15,848	400,162
Greenlane Holdings Inc ‘A’ *	1,890	6,407
Gritstone Oncology Inc *	8,060	69,598
Haemonetics Corp *	16,775	2,115,998
Halozyme Therapeutics Inc *	46,886	727,202
Hanger Inc *	11,708	238,609
Harpoon Therapeutics Inc *	1,679	22,935
Harsco Corp *	25,915	491,348
Healthcare Services Group Inc	24,344	591,316
HealthEquity Inc *	22,679	1,295,991
Heidrick & Struggles International Inc	6,045	165,028
Helen of Troy Ltd *	8,200	1,292,812
Herc Holdings Inc *	7,913	368,034
Heron Therapeutics Inc *	24,184	447,404
Hertz Global Holdings Inc *	33,229	459,889
Heska Corp *	2,279	161,513
HF Foods Group Inc *	2,387	40,698
HMS Holdings Corp *	28,403	978,909
Homology Medicines Inc *	7,942	143,750
Hostess Brands Inc *	39,109	546,939
Huron Consulting Group Inc *	7,334	449,868
I3 Verticals Inc ‘A’ *	4,855	97,683
ICF International Inc	5,930	500,907
ImmunoGen Inc *	45,594	110,337
Immunomedics Inc *	57,322	760,090
Information Services Group Inc *	12,017	29,862
Ingles Markets Inc ‘A’	4,642	180,388
Innoviva Inc *	20,778	219,000
Inogen Inc *	5,992	287,077
Inovio Pharmaceuticals Inc *	31,794	65,178
Insmed Inc *	29,153	514,259
Insperity Inc	12,682	1,250,699
Inspire Medical Systems Inc *	4,389	267,817
Integer Holdings Corp *	10,650	804,714
Intellia Therapeutics Inc *	11,929	159,252
Inter Parfums Inc	5,775	404,077
Intercept Pharmaceuticals Inc *	8,112	538,312
International Money Express Inc *	4,093	56,238
Intersect ENT Inc *	9,795	166,613
Intra-Cellular Therapies Inc *	14,141	105,633
Intrexon Corp *	23,009	131,611
Invacare Corp	10,651	79,883
Invitae Corp *	28,375	546,786
Iovance Biotherapeutics Inc *	37,552	683,446
iRadimed Corp *	1,132	23,795
iRhythm Technologies Inc *	8,113	601,254

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Ironwood Pharmaceuticals Inc *	50,325	$432,040
J&J Snack Foods Corp	4,939	948,288
John B Sanfilippo & Son Inc	2,837	274,054
Jounce Therapeutics Inc *	5,013	16,693
K12 Inc *	12,623	333,247
Kadmon Holdings Inc *	42,426	106,914
Kala Pharmaceuticals Inc *	8,054	30,645
Kaleido Biosciences Inc *	1,596	12,018
KalVista Pharmaceuticals Inc *	3,803	44,115
Karuna Therapeutics Inc *	1,489	24,300
Karyopharm Therapeutics Inc *	18,890	181,722
Kelly Services Inc ‘A’	10,823	262,133
Kezar Life Sciences Inc *	5,503	18,050
Kforce Inc	7,253	274,417
Kindred Biosciences Inc *	12,034	82,433
Kiniksa Pharmaceuticals Ltd ‘A’ *	4,547	38,695
Kodiak Sciences Inc *	7,659	110,136
Korn Ferry	18,486	714,299
Krystal Biotech Inc *	3,422	118,829
Kura Oncology Inc *	11,559	175,350
La Jolla Pharmaceutical Co *	7,104	62,515
Lancaster Colony Corp	6,186	857,689
Landec Corp *	7,401	80,449
Lannett Co Inc *	9,526	106,691
Lantheus Holdings Inc *	12,510	313,563
Laureate Education Inc ‘A’ *	34,440	570,843
LeMaitre Vascular Inc	5,229	178,727
Lexicon Pharmaceuticals Inc *	14,171	42,655
LHC Group Inc *	9,839	1,117,317
Lifevantage Corp *	4,452	60,992
Ligand Pharmaceuticals Inc *	6,085	605,701
Limoneira Co	4,750	87,210
Lineage Cell Therapeutics Inc *	39,462	38,673
Liquidia Technologies Inc *	4,285	15,255
LivaNova PLC *	15,908	1,173,851
LiveRamp Holdings Inc *	21,957	943,273
Livongo Health Inc *	4,716	82,247
LogicBio Therapeutics Inc *	2,826	30,549
LSC Communications Inc *	10,115	13,959
Luminex Corp	13,795	284,867
MacroGenics Inc *	15,605	199,120
Madrigal Pharmaceuticals Inc *	2,563	220,982
Magellan Health Inc *	7,092	440,413
Magenta Therapeutics Inc *	6,353	65,182
Mallinckrodt PLC *	28,025	67,540
MannKind Corp *	66,142	82,678
Marinus Pharmaceuticals Inc *	16,114	24,816
Marker Therapeutics Inc *	8,810	45,019
MediciNova Inc *	12,855	102,262
Medifast Inc	3,718	385,296
Medpace Holdings Inc *	9,041	759,806
MEI Pharma Inc *	21,796	36,617
MeiraGTx Holdings PLC *	5,103	81,393
Menlo Therapeutics Inc *	4,881	21,867
Meridian Bioscience Inc *	13,271	125,942
Merit Medical Systems Inc *	17,553	534,664
Mersana Therapeutics Inc *	11,594	18,319
MGP Ingredients Inc	4,222	209,749
Millendo Therapeutics Inc *	2,984	21,216
Minerva Neurosciences Inc *	9,422	73,021
Mirati Therapeutics Inc *	8,917	694,723
Misonix Inc *	2,356	47,356
Molecular Templates Inc *	5,491	36,186
Momenta Pharmaceuticals Inc *	32,280	418,349
Monro Inc	10,659	842,168
Morphic Holding Inc *	1,608	29,121
Mustang Bio Inc *	8,994	29,320
MyoKardia Inc *	14,548	758,678
Myriad Genetics Inc *	22,991	658,232
NanoString Technologies Inc *	10,821	233,625
Natera Inc *	18,316	600,765

	Shares	Value
Nathan’s Famous Inc	867	$62,294
National Beverage Corp	3,780	167,681
National HealthCare Corp	4,006	327,891
National Research Corp	3,928	226,842
Natural Grocers by Vitamin Cottage Inc *	2,547	25,445
Nature’s Sunshine Products Inc *	3,630	30,093
Natus Medical Inc *	11,151	355,048
Navigant Consulting Inc	12,654	353,679
Neogen Corp *	16,797	1,144,044
NeoGenomics Inc *	31,224	597,003
Neon Therapeutics Inc *	4,700	8,084
Neuronetics Inc *	3,886	32,293
Nevro Corp *	9,686	832,705
New Age Beverages Corp *	23,603	65,144
NextCure Inc *	922	28,444
NGM Biopharmaceuticals Inc *	2,161	29,930
Novavax Inc *	8,579	43,067
Novocure Ltd *	28,446	2,127,192
NuVasive Inc *	17,014	1,078,347
Ocular Therapeutix Inc *	13,507	41,061
Odonate Therapeutics Inc *	3,840	99,955
Omeros Corp *	15,357	250,780
Oncocyte Corp *	6,839	14,362
OPKO Health Inc *	111,342	232,705
Optinose Inc *	8,098	56,686
Option Care Health Inc *	39,127	125,206
OraSure Technologies Inc *	20,433	152,635
Organogenesis Holdings Inc *	3,250	21,353
Orthofix Medical Inc *	5,928	314,303
OrthoPediatrics Corp *	2,996	105,639
Osmotica Pharmaceuticals PLC *	3,307	12,699
Owens & Minor Inc	19,466	113,097
Pacific Biosciences of California Inc *	46,641	240,668
Pacira BioSciences Inc *	13,285	505,760
Palatin Technologies Inc *	70,179	63,779
Paratek Pharmaceuticals Inc *	10,441	45,105
Patterson Cos Inc	27,491	489,890
PDL BioPharma Inc *	40,439	87,348
Performance Food Group Co *	33,703	1,550,675
Personalis Inc *	2,896	42,499
Pfenex Inc *	10,454	88,232
PhaseBio Pharmaceuticals Inc *	4,430	18,473
Phibro Animal Health Corp ‘A’	6,481	138,240
Pieris Pharmaceuticals Inc *	14,412	49,145
PolarityTE Inc *	5,162	16,673
Portola Pharmaceuticals Inc *	24,472	656,339
Precision BioSciences Inc *	2,964	24,868
Prestige Consumer Healthcare Inc *	16,532	573,495
Prevail Therapeutics Inc *	2,412	29,619
PRGX Global Inc *	6,447	33,202
Primo Water Corp *	11,463	140,766
Principia Biopharma Inc *	4,371	123,437
Priority Technology Holdings Inc *	1,876	9,042
Progenics Pharmaceuticals Inc *	28,547	144,305
Protagonist Therapeutics Inc *	4,900	58,849
Prothena Corp PLC * (Ireland)	13,597	106,600
PTC Therapeutics Inc *	18,759	634,429
Pulse Biosciences Inc *	3,288	50,767
Puma Biotechnology Inc *	10,420	112,171
Pyxus International Inc *	2,737	35,800
Quad/Graphics Inc	10,104	106,193
Quanex Building Products Corp	10,773	194,776
Quanterix Corp *	4,250	93,330
Quidel Corp *	11,608	712,151
R1 RCM Inc *	33,714	301,066
Ra Pharmaceuticals Inc *	11,380	269,137
Radius Health Inc *	14,763	380,147
RadNet Inc *	13,759	197,579
Reata Pharmaceuticals Inc ‘A’ *	6,585	528,710
Recro Pharma Inc *	6,244	69,184
REGENXBIO Inc *	10,937	389,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Rent-A-Center Inc	15,931	$410,860
Repligen Corp *	16,939	1,299,052
Replimune Group Inc *	3,760	52,264
Resources Connection Inc	10,119	171,922
resTORbio Inc *	4,831	42,706
Retrophin Inc *	13,422	155,561
Revance Therapeutics Inc *	14,397	187,161
Revlon Inc ‘A’ *	2,081	48,883
Rhythm Pharmaceuticals Inc *	7,492	161,752
Rigel Pharmaceuticals Inc *	54,828	102,528
Rocket Pharmaceuticals Inc *	9,719	113,226
Rockwell Medical Inc *	19,315	53,309
Rosetta Stone Inc *	7,006	121,904
RR Donnelley & Sons Co	22,749	85,764
RTI Surgical Holdings Inc *	18,738	53,403
Rubius Therapeutics Inc *	11,528	90,495
Sanderson Farms Inc	6,521	986,823
Sangamo Therapeutics Inc *	37,616	340,425
Savara Inc *	9,972	26,426
Scholar Rock Holding Corp *	5,367	48,035
SEACOR Marine Holdings Inc *	6,242	78,462
SeaSpine Holdings Corp *	4,851	59,231
Select Medical Holdings Corp *	36,008	596,653
Seneca Foods Corp ‘A’ *	2,511	78,293
Senseonics Holdings Inc *	34,878	34,477
Seres Therapeutics Inc *	11,835	47,458
Shockwave Medical Inc *	2,168	64,888
ShotSpotter Inc *	2,678	61,674
SI-BONE Inc *	5,228	92,379
Sientra Inc *	12,775	82,782
SIGA Technologies Inc *	17,158	87,849
Silk Road Medical Inc *	3,814	124,069
Solid Biosciences Inc *	5,341	55,226
Soliton Inc *	1,872	20,012
Sorrento Therapeutics Inc *	38,286	81,932
Sotheby’s *	10,306	587,236
SP Plus Corp *	7,430	274,910
Spark Therapeutics Inc *	11,261	1,092,092
SpartanNash Co	12,254	144,965
Spectrum Pharmaceuticals Inc *	36,498	302,751
Spero Therapeutics Inc *	3,317	35,160
STAAR Surgical Co *	14,567	375,537
Stemline Therapeutics Inc *	14,661	152,621
Stoke Therapeutics Inc *	2,977	63,976
Strategic Education Inc	6,978	948,171
Strongbridge Biopharma PLC *	11,527	27,550
Supernus Pharmaceuticals Inc *	16,180	444,626
Surgery Partners Inc *	7,932	58,578
Surmodics Inc *	4,196	191,925
Sutro Biopharma Inc *	3,495	31,770
Syndax Pharmaceuticals Inc *	6,553	48,951
Syneos Health Inc *	20,399	1,085,431
Synlogic Inc *	5,055	11,576
Synthorx Inc *	3,261	53,056
Syros Pharmaceuticals Inc *	11,226	116,526
Tactile Systems Technology Inc *	5,951	251,846
Tandem Diabetes Care Inc *	18,178	1,072,138
TCR2 Therapeutics Inc *	4,106	61,713
Team Inc *	9,925	179,146
Tejon Ranch Co *	7,201	122,201
Teladoc Health Inc *	23,408	1,585,190
Tenet Healthcare Corp *	33,677	744,935
Textainer Group Holdings Ltd * (China)	9,078	89,963
TG Therapeutics Inc *	25,725	144,446
The Andersons Inc	10,320	231,478
The Boston Beer Co Inc ‘A’ *	2,735	995,759
The Brink’s Co	16,333	1,354,822
The Chefs’ Warehouse Inc *	7,898	318,447
The Ensign Group Inc	16,559	785,393
The Hackett Group Inc	7,922	130,396
The Joint Corp *	4,229	78,702

	Shares	Value
The Medicines Co *	24,746	$1,237,300
The Providence Service Corp *	3,790	225,353
The Simply Good Foods Co *	23,189	672,249
TherapeuticsMD Inc *	64,569	234,385
Theravance Biopharma Inc *	14,470	281,876
Tivity Health Inc *	15,542	258,463
Tocagen Inc *	7,811	5,174
Tootsie Roll Industries Inc	5,500	204,270
TransEnterix Inc *	61,975	38,412
Translate Bio Inc *	9,925	98,357
TransMedics Group Inc *	2,153	51,134
Tricida Inc *	7,146	220,597
TriNet Group Inc *	14,626	909,591
Triple-S Management Corp ‘B’ *	7,593	101,746
TrueBlue Inc *	13,292	280,461
Turning Point Brands Inc	2,827	65,191
Turning Point Therapeutics Inc *	2,174	81,742
Twist Bioscience Corp *	6,949	165,942
Tyme Technologies Inc *	21,148	25,166
Ultragenyx Pharmaceutical Inc *	17,904	765,933
United Natural Foods Inc *	15,926	183,468
UNITY Biotechnology Inc *	8,039	49,038
Universal Corp	8,044	440,892
UroGen Pharma Ltd *	6,105	145,482
US Physical Therapy Inc	4,115	537,213
USANA Health Sciences Inc *	4,226	289,016
Utah Medical Products Inc	1,085	103,986
Vanda Pharmaceuticals Inc *	16,718	222,015
Vapotherm Inc *	4,793	45,390
Varex Imaging Corp *	12,153	346,847
VBI Vaccines Inc *	27,190	12,812
Vector Group Ltd	36,426	433,828
Vectrus Inc *	3,781	153,698
Veracyte Inc *	15,253	366,072
Vericel Corp *	14,407	218,122
Verrica Pharmaceuticals Inc *	4,550	67,158
Viad Corp	6,531	438,557
ViewRay Inc *	22,802	66,126
Viking Therapeutics Inc *	21,258	146,255
Village Super Market Inc ‘A’	2,704	71,521
Voyager Therapeutics Inc *	7,907	136,079
WaVe Life Sciences Ltd *	7,373	151,368
WD-40 Co	4,499	825,746
Weis Markets Inc	3,085	117,662
Willdan Group Inc *	3,214	112,747
Wright Medical Group NV*	41,328	852,597
WW International Inc *	15,298	578,570
X4 Pharmaceuticals Inc *	3,789	48,158
XBiotech Inc *	5,368	56,149
Xencor Inc *	15,505	522,984
Xeris Pharmaceuticals Inc *	8,693	85,452
Y-mAbs Therapeutics Inc *	6,630	172,778
Youngevity International Inc *	2,561	11,448
ZIOPHARM Oncology Inc *	52,537	224,858
Zogenix Inc *	13,980	559,759
Zynerba Pharmaceuticals Inc *	6,804	51,438
Zynex Inc	5,052	48,045

		144,454,173

Energy - 3.4%

Abraxas Petroleum Corp *	48,866	24,799
Advanced Emissions Solutions Inc	4,969	73,740
Amplify Energy Corp	4,281	26,414
Arch Coal Inc ‘A’	5,376	398,899
Archrock Inc	42,731	426,028
Berry Petroleum Corp	20,814	194,819
Bonanza Creek Energy Inc *	6,252	139,982
Brigham Minerals Inc ‘A’	5,301	105,490
C&J Energy Services Inc *	21,668	232,498
California Resources Corp *	15,863	161,803

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Callon Petroleum Co *	75,318	$326,880
Carrizo Oil & Gas Inc *	29,213	250,794
Chaparral Energy Inc ‘A’ *	10,038	13,451
Clean Energy Fuels Corp *	46,019	95,029
CNX Resources Corp *	61,120	443,731
Comstock Resources Inc *	4,928	38,389
CONSOL Energy Inc *	8,959	140,029
CVR Energy Inc	9,672	425,858
Delek US Holdings Inc	24,656	895,013
Denbury Resources Inc *	146,661	174,527
Diamond Offshore Drilling Inc *	20,655	114,842
DMC Global Inc	4,671	205,431
Dril-Quip Inc *	11,899	597,092
Earthstone Energy Inc ‘A’ *	6,260	20,345
Enphase Energy Inc *	30,083	668,745
Era Group Inc *	6,396	67,542
Evolution Petroleum Corp	8,140	47,538
Exterran Corp *	10,576	138,123
Extraction Oil & Gas Inc *	27,812	81,767
Falcon Minerals Corp	12,264	70,518
Flotek Industries Inc *	18,177	39,989
Forum Energy Technologies Inc *	25,602	39,683
Frank’s International NV *	34,886	165,708
FTS International Inc *	10,288	23,045
FutureFuel Corp	8,195	97,848
Geospace Technologies Corp *	4,213	64,754
Goodrich Petroleum Corp *	2,746	29,190
Green Plains Inc *	12,430	131,696
Gulfport Energy Corp *	52,507	142,294
Hallador Energy Co	5,491	19,877
Helix Energy Solutions Group Inc *	46,645	375,959
HighPoint Resources Corp *	35,963	57,181
Independence Contract Drilling Inc *	18,212	21,854
Isramco Inc *	249	30,550
Jagged Peak Energy Inc *	21,803	158,290
Keane Group Inc *	16,986	102,935
KLX Energy Services Holdings Inc *	6,660	57,576
Laredo Petroleum Inc *	59,454	143,284
Liberty Oilfield Services Inc ‘A’	17,718	191,886
Magnolia Oil & Gas Corp ‘A’ *	32,985	366,133
Mammoth Energy Services Inc *	3,999	9,918
Matador Resources Co *	36,493	603,229
Matrix Service Co *	8,551	146,564
McDermott International Inc *	59,477	120,144
Montage Resources Corp *	7,003	26,471
MRC Global Inc *	26,583	322,452
Murphy USA Inc *	9,950	848,735
Nabors Industries Ltd	115,711	216,380
NACCO Industries Inc ‘A’	1,346	86,023
National Energy Services Reunited Corp *	7,573	50,588
Natural Gas Services Group Inc *	4,255	54,507
NCS Multistage Holdings Inc *	2,552	5,104
Newpark Resources Inc *	29,709	226,383
NextDecade Corp *	4,584	26,404
Nine Energy Service Inc *	5,484	33,836
Noble Corp PLC *	78,818	100,099
Northern Oil and Gas Inc *	91,594	179,524
NOW Inc *	35,484	407,001
Oasis Petroleum Inc *	104,784	362,553
Oceaneering International Inc *	32,504	440,429
Oil States International Inc *	19,731	262,422
Pacific Drilling SA *	9,659	37,767
Panhandle Oil and Gas Inc ‘A’	5,018	70,152
Par Pacific Holdings Inc *	11,247	257,106
Parker Drilling Co *	3,009	56,930
Pattern Energy Group Inc ‘A’	29,051	782,343
PDC Energy Inc *	20,625	572,344
Peabody Energy Corp	22,586	332,466
Penn Virginia Corp *	4,571	132,879
Plug Power Inc *	75,093	197,495
PrimeEnergy Resources Corp *	166	19,090

	Shares	Value
ProPetro Holding Corp *	26,228	$238,413
QEP Resources Inc	78,338	289,851
Ramaco Resources Inc *	2,070	7,731
Renewable Energy Group Inc *	11,791	176,924
REX American Resources Corp *	1,780	135,867
Ring Energy Inc *	18,973	31,116
Roan Resources Inc *	11,776	14,484
Rosehill Resources Inc *	3,543	6,909
RPC Inc	19,159	107,482
SandRidge Energy Inc *	10,283	48,330
Seadrill Ltd * (United Kingdom)	19,126	40,165
Select Energy Services Inc ‘A’ *	19,449	168,428
SemGroup Corp ‘A’	26,195	428,026
SilverBow Resources Inc *	2,120	20,543
SM Energy Co	36,745	356,059
Smart Sand Inc *	7,861	22,247
Solaris Oilfield Infrastructure Inc ‘A’	10,119	135,797
Southwestern Energy Co *	179,101	345,665
SRC Energy Inc *	79,636	371,104
SunCoke Energy Inc *	25,338	142,906
Sunnova Energy International Inc *	4,364	46,913
SunPower Corp *	20,823	228,428
Sunrun Inc *	37,010	618,252
Talos Energy Inc *	6,533	132,816
Tellurian Inc *	30,988	257,665
TerraForm Power Inc ‘A’	23,981	437,054
TETRA Technologies Inc *	37,768	75,914
Thermon Group Holdings Inc *	10,838	249,057
TPI Composites Inc *	9,429	176,794
Trecora Resources *	6,611	59,631
Unit Corp *	16,690	56,412
US Silica Holdings Inc	23,933	228,799
Us Well Services Inc *	5,848	12,807
Vivint Solar Inc *	13,462	88,041
W&T Offshore Inc *	30,546	133,486
Warrior Met Coal Inc	16,977	331,391
Whiting Petroleum Corp *	29,880	239,936

		22,308,629

Financial - 25.2%

1st Constitution Bancorp	2,197	41,194
1st Source Corp	5,110	233,680
Acadia Realty Trust REIT	27,384	782,635
ACNB Corp	2,167	74,328
AG Mortgage Investment Trust Inc REIT	10,371	157,121
Agree Realty Corp REIT	13,445	983,502
Aircastle Ltd	17,074	382,970
Alexander & Baldwin Inc REIT	22,491	551,254
Alexander’s Inc REIT	700	243,887
Allegiance Bancshares Inc *	6,301	202,199
Altisource Portfolio Solutions SA *	2,153	43,534
Altus Midstream Co ‘A’ *	16,212	45,880
Amalgamated Bank ‘A’	4,599	73,676
Ambac Financial Group Inc *	14,903	291,354
Amerant Bancorp Inc *	6,275	131,587
American Assets Trust Inc REIT	15,892	742,792
American Equity Investment Life Holding Co	29,029	702,502
American Finance Trust Inc REIT	34,897	487,162
American National Bankshares Inc	3,453	122,478
American Realty Investors Inc *	944	14,519
Ameris Bancorp	19,548	786,612
AMERISAFE Inc	6,069	401,222
Ames National Corp	2,965	84,829
Anworth Mortgage Asset Corp REIT	31,864	105,151
Apollo Commercial Real Estate Finance Inc REIT	50,243	963,158
Ares Commercial Real Estate Corp REIT	8,375	127,551
Ares Management Corp ‘A’	21,899	587,112
Argo Group International Holdings Ltd	10,755	755,431
Arlington Asset Investment Corp ‘A’ REIT	11,991	65,831

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Armada Hoffler Properties Inc REIT	17,189	$310,949
ARMOUR Residential REIT Inc	19,549	327,446
Arrow Financial Corp	4,340	144,927
Artisan Partners Asset Management Inc ‘A’	16,467	465,028
Ashford Hospitality Trust Inc REIT	27,987	92,637
Assetmark Financial Holdings Inc *	4,480	116,704
Associated Capital Group Inc ‘A’	796	28,330
Atlantic Capital Bancshares Inc *	8,289	143,731
Atlantic Union Bankshares Corp	26,687	993,957
Axos Financial Inc *	19,008	525,571
B. Riley Financial Inc	6,586	155,561
Banc of California Inc	14,994	212,015
BancFirst Corp	6,179	342,440
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,668	192,780
BancorpSouth Bank	31,540	933,899
Bank First Corp	1,833	121,308
Bank of Commerce Holdings	5,410	58,915
Bank of Marin Bancorp	4,294	178,158
Bank7 Corp	1,181	22,203
BankFinancial Corp	4,574	54,431
Bankwell Financial Group Inc	2,214	60,885
Banner Corp	10,764	604,614
Bar Harbor Bankshares	5,124	127,741
Baycom Corp *	3,431	77,918
BCB Bancorp Inc	4,366	56,059
Berkshire Hills Bancorp Inc	15,269	447,229
Blackstone Mortgage Trust Inc ‘A’ REIT	41,168	1,475,873
Blucora Inc *	15,813	342,193
Bluerock Residential Growth REIT Inc	7,392	87,004
Boston Private Financial Holdings Inc	26,537	309,289
Braemar Hotels & Resorts Inc REIT	9,676	90,858
Bridge Bancorp Inc	5,191	153,446
Bridgewater Bancshares Inc *	7,701	91,950
Brightsphere Investment Group Inc	23,608	233,955
Brookline Bancorp Inc	25,279	372,360
BRT Apartments Corp REIT	2,646	38,579
Bryn Mawr Bank Corp	6,542	238,848
Business First Bancshares Inc	4,078	99,503
Byline Bancorp Inc *	7,515	134,368
C&F Financial Corp	1,185	62,402
Cadence BanCorp	41,246	723,455
Cambridge Bancorp	1,390	104,264
Camden National Corp	5,113	221,495
Capital Bancorp Inc *	3,060	41,677
Capital City Bank Group Inc	4,332	118,913
Capitol Federal Financial Inc	43,474	599,072
Capstar Financial Holdings Inc	4,587	76,052
Capstead Mortgage Corp REIT	32,421	238,294
CareTrust REIT Inc	31,273	735,072
Carolina Financial Corp	7,055	250,735
Carter Bank & Trust *	7,275	137,425
CatchMark Timber Trust Inc ‘A’ REIT	16,046	171,211
Cathay General Bancorp	25,458	884,284
CBL & Associates Properties Inc REIT	55,755	71,924
CBTX Inc	6,081	169,538
Cedar Realty Trust Inc REIT	29,549	88,647
CenterState Bank Corp	40,828	979,260
Central Pacific Financial Corp	8,745	248,358
Central Valley Community Bancorp	3,798	77,289
Century Bancorp Inc ‘A’	873	76,475
Chatham Lodging Trust REIT	15,248	276,751
Chemung Financial Corp	1,109	46,578
Cherry Hill Mortgage Investment Corp REIT	5,224	68,434
CIM Commercial Trust Corp REIT	399	6,185
Citizens & Northern Corp	3,874	101,809
Citizens Inc *	16,774	115,237
City Holding Co	5,267	401,609
City Office REIT Inc	12,412	178,609
Civista Bancshares Inc	4,966	107,911
Clipper Realty Inc REIT	4,273	43,542

	Shares	Value
CNB Financial Corp	4,987	$143,127
CNO Financial Group Inc	51,421	813,994
Coastal Financial Corp *	2,726	41,190
Codorus Valley Bancorp Inc	2,796	65,035
Cohen & Steers Inc	7,504	412,195
Colony Bankcorp Inc	2,157	33,110
Colony Credit Real Estate Inc REIT	26,830	387,962
Columbia Banking System Inc	23,989	885,194
Columbia Financial Inc *	17,314	273,388
Community Bank System Inc	16,426	1,013,320
Community Bankers Trust Corp	7,572	65,119
Community Healthcare Trust Inc REIT	5,800	258,390
Community Trust Bancorp Inc	5,203	221,544
ConnectOne Bancorp Inc	10,898	241,936
Consolidated-Tomoka Land Co	1,626	106,666
CoreCivic Inc REIT	39,140	676,339
CorEnergy Infrastructure Trust Inc REIT	4,252	200,779
CorePoint Lodging Inc REIT	13,999	141,530
Cowen Inc ‘A’ *	9,374	144,266
Crawford & Co ‘A’	4,908	53,399
CrossFirst Bankshares Inc *	2,160	30,899
Curo Group Holdings Corp *	5,628	74,740
Cushman & Wakefield PLC *	33,430	619,458
Customers Bancorp Inc *	9,368	194,292
CVB Financial Corp	43,720	912,436
Deluxe Corp	14,307	703,332
Diamond Hill Investment Group Inc	1,045	144,346
DiamondRock Hospitality Co REIT	66,102	677,545
Dime Community Bancshares Inc	10,647	227,952
DNB Financial Corp	1,079	48,026
Donegal Group Inc ‘A’	3,424	50,196
Dynex Capital Inc REIT	7,810	115,432
Eagle Bancorp Inc	11,026	491,980
Easterly Government Properties Inc REIT	26,205	558,166
EastGroup Properties Inc REIT	12,141	1,517,868
eHealth Inc *	7,327	489,370
Elevate Credit Inc *	7,079	29,803
Ellington Financial Inc	10,063	181,838
Employers Holdings Inc	10,202	444,603
Encore Capital Group Inc *	10,114	337,049
Enova International Inc *	11,002	228,292
Enstar Group Ltd * (Bermuda)	3,779	717,708
Entegra Financial Corp *	2,397	72,006
Enterprise Bancorp Inc	3,090	92,638
Enterprise Financial Services Corp	8,124	331,053
Equity Bancshares Inc ‘A’ *	4,947	132,629
Esquire Financial Holdings Inc *	2,195	54,436
ESSA Bancorp Inc	2,918	47,914
Essent Group Ltd	31,553	1,504,132
Essential Properties Realty Trust Inc REIT	24,892	570,276
Evans Bancorp Inc	1,625	60,775
Exantas Capital Corp REIT	10,283	116,918
eXp World Holdings Inc *	5,173	43,350
Farmers & Merchants Bancorp Inc	3,492	90,652
Farmers National Banc Corp	8,718	126,237
Farmland Partners Inc REIT	9,836	65,704
FB Financial Corp	5,619	210,993
FBL Financial Group Inc ‘A’	3,262	194,122
Federal Agricultural Mortgage Corp ‘C’	2,983	243,592
Federated Investors Inc ‘B’	31,582	1,023,573
FedNat Holding Co	3,760	52,602
FGL Holdings	47,831	381,691
Fidelity D&D Bancorp Inc	927	57,706
Financial Institutions Inc	4,942	149,150
First BanCorp	70,306	701,654
First Bancorp Inc	3,511	96,517
First Bancorp NC	9,752	350,097
First Bank	5,405	58,536
First Busey Corp	17,166	433,956
First Business Financial Services Inc	2,685	64,655
First Capital Inc	1,021	59,044

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
First Choice Bancorp	3,454	$73,639
First Commonwealth Financial Corp	31,972	424,588
First Community Bankshares Inc	5,057	163,695
First Defiance Financial Corp	6,634	192,154
First Financial Bancorp	31,669	775,099
First Financial Bankshares Inc	42,632	1,420,925
First Financial Corp	3,965	172,359
First Financial Northwest Inc	2,331	34,452
First Foundation Inc	13,067	199,598
First Guaranty Bancshares Inc	1,454	32,192
First Industrial Realty Trust Inc REIT	41,298	1,633,749
First Internet Bancorp	3,069	65,707
First Interstate BancSystem Inc ‘A’	12,358	497,286
First Merchants Corp	18,152	683,151
First Mid Bancshares Inc	4,731	163,787
First Midwest Bancorp Inc	33,281	648,314
First Northwest Bancorp	3,349	58,005
Flagstar Bancorp Inc	9,550	356,692
Flushing Financial Corp	8,694	175,662
FNCB Bancorp Inc	5,365	41,901
Focus Financial Partners Inc ‘A’ *	9,918	236,048
Four Corners Property Trust Inc REIT	22,436	634,490
Franklin Financial Network Inc	4,255	128,544
Franklin Financial Services Corp	1,305	46,393
Franklin Street Properties Corp REIT	33,426	282,784
Front Yard Residential Corp REIT	16,316	188,613
FRP Holdings Inc *	2,297	110,302
FS Bancorp Inc	1,372	72,030
Fulton Financial Corp	53,611	867,426
FVCBankcorp Inc *	3,770	66,201
GAIN Capital Holdings Inc	6,113	32,277
GAMCO Investors Inc ‘A’	2,017	39,432
Genworth Financial Inc ‘A’ *	165,901	729,964
German American Bancorp Inc	7,605	243,740
Getty Realty Corp REIT	11,218	359,649
Glacier Bancorp Inc	27,181	1,099,743
Gladstone Commercial Corp REIT	10,199	239,677
Gladstone Land Corp REIT	5,333	63,436
Global Indemnity Ltd (Cayman)	2,750	68,668
Global Medical REIT Inc	10,175	115,995
Global Net Lease Inc REIT	27,854	543,153
Goosehead Insurance Inc ‘A’	3,668	181,016
Granite Point Mortgage Trust Inc REIT	17,386	325,814
Great Ajax Corp REIT	5,107	79,159
Great Southern Bancorp Inc	3,682	209,690
Great Western Bancorp Inc	17,975	593,175
Greene County Bancorp Inc	826	22,632
Greenhill & Co Inc	5,486	71,976
Greenlight Capital Re Ltd ‘A’ *	8,990	94,395
Griffin Industrial Realty Inc	345	13,093
Guaranty Bancshares Inc	2,795	85,499
Hallmark Financial Services Inc *	4,352	83,254
Hamilton Lane Inc ‘A’	7,124	405,783
Hancock Whitney Corp	29,647	1,135,324
Hanmi Financial Corp	9,728	182,692
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	20,822	606,961
Harborone Bancorp Inc *	8,625	86,811
Hawthorn Bancshares Inc	1,734	41,321
HCI Group Inc	2,235	93,959
Health Insurance Innovations Inc ‘A’ *	3,232	80,574
Healthcare Realty Trust Inc REIT	41,975	1,406,162
Heartland Financial USA Inc	11,469	513,123
Heritage Commerce Corp	14,126	166,051
Heritage Financial Corp	11,716	315,863
Heritage Insurance Holdings Inc	8,776	131,201
Hersha Hospitality Trust REIT	11,655	173,426
Hilltop Holdings Inc	23,837	569,466
Hingham Institution for Savings	473	89,397
Home Bancorp Inc	2,539	98,996
Home BancShares Inc	51,193	962,172

	Shares	Value
HomeStreet Inc *	6,547	$178,864
HomeTrust Bancshares Inc	5,790	150,945
Hope Bancorp Inc	39,509	566,559
Horace Mann Educators Corp	13,130	608,313
Horizon Bancorp Inc	12,224	212,209
Houlihan Lokey Inc	13,486	608,219
Howard Bancorp Inc *	4,230	70,599
IBERIABANK Corp	17,133	1,294,227
Independence Holding Co	1,761	67,957
Independence Realty Trust Inc REIT	30,016	429,529
Independent Bank Corp	10,876	811,893
Independent Bank Corp MI	7,391	157,539
Independent Bank Group Inc	11,741	617,694
Industrial Logistics Properties Trust REIT	21,447	455,749
Innovative Industrial Properties Inc REIT	3,539	326,897
International Bancshares Corp	18,324	707,673
INTL. FCStone Inc *	5,292	217,290
Invesco Mortgage Capital Inc REIT	47,016	719,815
Investar Holding Corp	2,929	69,710
Investors Bancorp Inc	75,878	861,974
Investors Real Estate Trust REIT	3,811	284,567
Investors Title Co	482	77,168
iStar Inc REIT	19,595	255,715
James River Group Holdings Ltd	9,697	496,874
Jernigan Capital Inc REIT	6,989	134,538
Kearny Financial Corp	27,918	364,051
Kennedy-Wilson Holdings Inc	40,391	885,371
Kinsale Capital Group Inc	6,725	694,760
Kite Realty Group Trust REIT	27,481	443,818
KKR Real Estate Finance Trust Inc REIT	8,267	161,455
Ladder Capital Corp REIT	33,717	582,293
Ladenburg Thalmann Financial Services Inc	38,993	92,413
Lakeland Bancorp Inc	16,044	247,559
Lakeland Financial Corp	8,329	366,309
LCNB Corp	4,019	71,297
Legacy Housing Corp *	1,433	23,215
LegacyTexas Financial Group Inc	15,855	690,168
LendingClub Corp *	21,742	284,385
Level One Bancorp Inc	1,786	43,078
Lexington Realty Trust REIT	75,345	772,286
Live Oak Bancshares Inc	8,691	157,307
LTC Properties Inc REIT	13,076	669,753
Luther Burbank Corp	6,893	78,098
Macatawa Bank Corp	8,252	85,738
Mack-Cali Realty Corp REIT	28,644	620,429
Mackinac Financial Corp	2,675	41,356
MainStreet Bancshares Inc *	2,218	46,689
Malvern Bancorp Inc *	2,280	49,772
Marcus & Millichap Inc *	7,530	267,240
Marlin Business Services Corp	2,910	73,303
Maui Land & Pineapple Co Inc *	2,368	25,764
MBIA Inc *	26,859	247,909
McGrath RentCorp	7,938	552,405
Medallion Financial Corp *	6,521	41,734
Mercantile Bank Corp	5,465	179,252
Merchants Bancorp	3,122	51,638
Meridian Bancorp Inc	15,818	296,588
Meta Financial Group Inc	11,574	377,428
Metropolitan Bank Holding Corp *	2,415	94,982
Mid Penn Bancorp Inc	2,254	57,770
Midland States Bancorp Inc	7,400	192,770
MidWestOne Financial Group Inc	3,924	119,760
MMA Capital Holdings Inc *	1,532	45,960
Moelis & Co ‘A’	15,601	512,493
Monmouth Real Estate Investment Corp REIT	30,074	433,366
Mr Cooper Group Inc *	25,749	273,454
MutualFirst Financial Inc	1,836	57,871
MVB Financial Corp	3,268	64,870
National Bank Holdings Corp ‘A’	9,720	332,327
National Bankshares Inc	2,257	90,393
National General Holdings Corp	22,213	511,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
National Health Investors Inc REIT	13,792	$1,136,323
National Storage Affiliates Trust REIT	19,383	646,811
National Western Life Group Inc ‘A’	770	206,645
NBT Bancorp Inc	13,644	499,234
Nelnet Inc ‘A’	5,903	375,431
New Senior Investment Group Inc REIT	27,223	181,850
New York Mortgage Trust Inc REIT	76,436	465,495
Newmark Group Inc ‘A’	47,672	431,908
NexPoint Residential Trust Inc REIT	6,295	294,354
NI Holdings Inc *	3,768	64,584
Nicolet Bankshares Inc *	2,771	184,465
NMI Holdings Inc ‘A’ *	21,380	561,439
Northeast Bank	2,224	49,306
Northfield Bancorp Inc	14,586	234,251
Northrim BanCorp Inc	2,104	83,466
Northwest Bancshares Inc	33,177	543,771
Norwood Financial Corp	2,007	63,441
Oak Valley Bancorp	2,404	40,315
OceanFirst Financial Corp	16,656	393,082
Ocwen Financial Corp *	45,826	86,153
Office Properties Income Trust REIT	15,707	481,262
OFG Bancorp	16,571	362,905
Ohio Valley Banc Corp	1,413	51,560
Old Line Bancshares Inc	5,093	147,748
Old National Bancorp	56,215	967,179
Old Second Bancorp Inc	8,999	109,968
On Deck Capital Inc *	21,691	72,882
One Liberty Properties Inc REIT	5,076	139,742
OP Bancorp	3,681	36,000
Oppenheimer Holdings Inc ‘A’	3,250	97,695
Opus Bank	7,223	157,245
Orchid Island Capital Inc REIT	20,131	115,753
Origin Bancorp Inc	6,310	212,899
Oritani Financial Corp	13,238	234,246
Orrstown Financial Services Inc	3,317	72,642
Pacific Mercantile BanCorp *	5,489	41,222
Pacific Premier Bancorp Inc	19,392	604,836
Palomar Holdings Inc *	1,854	73,085
Park National Corp	4,492	425,887
Parke Bancorp Inc	2,908	64,616
Paysign Inc *	9,707	98,041
PCB Bancorp	3,742	61,556
PCSB Financial Corp	5,208	104,108
PDL Community BanCorp *	2,516	35,375
Peapack Gladstone Financial Corp	6,324	177,262
Pebblebrook Hotel Trust REIT	42,674	1,187,191
Penns Woods Bancorp Inc	1,483	68,589
Pennsylvania REIT	23,717	135,661
PennyMac Financial Services Inc *	3,535	107,393
PennyMac Mortgage Investment Trust REIT	28,233	627,620
People’s Utah Bancorp	5,005	141,591
Peoples Bancorp Inc	5,769	183,512
Peoples Bancorp of North Carolina Inc	1,627	48,338
Peoples Financial Services Corp	2,141	96,966
Physicians Realty Trust REIT	61,000	1,082,750
Piedmont Office Realty Trust Inc ‘A’ REIT	41,362	863,639
Pioneer Bancorp Inc *	3,592	44,864
Piper Jaffray Cos	4,491	338,981
PJT Partners Inc ‘A’	7,573	308,221
PotlatchDeltic Corp REIT	21,717	892,243
PRA Group Inc *	14,753	498,504
Preferred Apartment Communities Inc ‘A’ REIT	14,270	206,202
Preferred Bank	4,663	244,248
Premier Financial Bancorp Inc	4,152	71,290
ProAssurance Corp	16,820	677,341
ProSight Global Inc *	2,964	57,383
Protective Insurance Corp ‘B’	3,412	59,539
Provident Bancorp Inc *	1,528	36,718
Provident Financial Holdings Inc	1,722	35,732
Provident Financial Services Inc	20,221	496,021
Prudential Bancorp Inc	2,801	47,645

	Shares	Value
PS Business Parks Inc REIT	6,552	$1,192,136
Pzena Investment Management Inc ‘A’	5,339	47,624
QCR Holdings Inc	4,836	183,671
QTS Realty Trust Inc ‘A’ REIT	17,954	923,015
Radian Group Inc	67,377	1,538,891
Rafael Holdings Inc ‘B’ *	3,399	71,243
RBB Bancorp	5,295	104,259
RE/MAX Holdings Inc ‘A’	6,058	194,825
Ready Capital Corp REIT	10,277	163,610
Realogy Holdings Corp	37,266	248,937
Red River Bancshares Inc *	267	11,580
Redfin Corp *	28,918	486,979
Redwood Trust Inc REIT	31,379	514,929
Regional Management Corp *	3,141	88,451
Reliant Bancorp Inc	3,237	77,623
Renasant Corp	18,740	656,087
Republic Bancorp Inc ‘A’	3,221	139,952
Republic First Bancorp Inc *	13,888	58,330
Retail Opportunity Investments Corp REIT	37,368	681,219
Retail Value Inc REIT	4,808	178,088
Rexford Industrial Realty Inc REIT	35,862	1,578,645
Richmond Mutual Bancorporation Inc *	4,274	59,793
Riverview Bancorp Inc	6,831	50,413
RLI Corp	13,130	1,219,908
RLJ Lodging Trust REIT	56,699	963,316
RPT Realty REIT	25,353	343,533
Ryman Hospitality Properties Inc REIT	15,050	1,231,240
S&T Bancorp Inc	10,948	399,930
Sabra Health Care REIT Inc	62,080	1,425,357
Safeguard Scientifics Inc *	6,837	77,532
Safehold Inc REIT	3,362	102,541
Safety Insurance Group Inc	4,703	476,555
Sandy Spring Bancorp Inc	11,717	394,980
Saul Centers Inc REIT	3,818	208,119
SB One Bancorp	2,823	63,687
Sculptor Capital Management Inc	5,503	107,198
Seacoast Banking Corp of Florida *	16,520	418,121
Select Bancorp Inc *	5,514	63,962
Selective Insurance Group Inc	19,254	1,447,708
Senior Housing Properties Trust REIT	77,559	717,809
Seritage Growth Properties REIT	11,150	473,763
ServisFirst Bancshares Inc	15,670	519,460
Shore Bancshares Inc	4,523	69,699
Siebert Financial Corp *	2,193	20,176
Sierra Bancorp	4,506	119,679
Silvercrest Asset Management Group Inc ‘A’	2,408	29,618
Simmons First National Corp ‘A’	29,275	728,947
SmartFinancial Inc *	4,254	88,611
South Plains Financial Inc	1,096	17,865
South State Corp	11,144	839,143
Southern First Bancshares Inc *	2,135	85,080
Southern Missouri Bancorp Inc	2,496	90,929
Southern National Bancorp of Virginia Inc	5,986	92,125
Southside Bancshares Inc	10,149	346,182
Spirit of Texas Bancshares Inc *	3,801	81,912
STAG Industrial Inc REIT	42,007	1,238,366
State Auto Financial Corp	5,797	187,765
Sterling Bancorp Inc	6,045	58,999
Stewart Information Services Corp	7,499	290,886
Stifel Financial Corp	21,652	1,242,392
Stock Yards Bancorp Inc	6,718	246,483
Stratus Properties Inc *	1,817	53,365
Summit Financial Group Inc	3,800	97,280
Summit Hotel Properties Inc REIT	34,254	397,346
Sunstone Hotel Investors Inc REIT	73,854	1,014,754
Tanger Factory Outlet Centers Inc REIT	29,474	456,258
Terreno Realty Corp REIT	21,110	1,078,510
Territorial Bancorp Inc	2,610	74,594
The Bancorp Inc *	15,730	155,727
The Bank of NT Butterfield & Son Ltd (Bermuda)	17,933	531,534

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
The Bank of Princeton	1,835	$53,325
The Community Financial Corp	1,393	46,624
The First Bancshares Inc	5,343	172,579
The First of Long Island Corp	7,616	173,264
The GEO Group Inc REIT	38,939	675,202
The RMR Group Inc ‘A’	5,083	231,175
Third Point Reinsurance Ltd * (Bermuda)	24,820	247,952
Timberland Bancorp Inc	2,173	59,758
Tiptree Inc	8,409	61,218
Tompkins Financial Corp	4,883	396,158
Towne Bank	22,049	613,072
TPG RE Finance Trust Inc REIT	16,124	319,900
Transcontinental Realty Investors Inc REIT *	488	15,152
TriCo Bancshares	8,827	320,420
TriState Capital Holdings Inc *	8,217	172,886
Triumph Bancorp Inc *	8,091	258,022
Trupanion Inc *	9,307	236,584
TrustCo Bank Corp NY	30,987	252,544
Trustmark Corp	20,841	710,887
UMB Financial Corp	14,601	942,933
UMH Properties Inc REIT	11,817	166,383
Union Bankshares Inc	1,357	42,827
United Bankshares Inc	32,254	1,221,459
United Community Banks Inc	24,539	695,681
United Community Financial Corp	15,777	170,076
United Financial Bancorp Inc	17,110	233,209
United Fire Group Inc	7,022	329,894
United Insurance Holdings Corp	6,674	93,369
United Security Bancshares	4,531	47,666
Uniti Group Inc REIT	60,606	470,606
Unity Bancorp Inc	2,662	58,963
Universal Health Realty Income Trust REIT	4,228	434,638
Universal Insurance Holdings Inc	10,269	307,967
Univest Financial Corp	9,627	245,585
Urban Edge Properties REIT	37,942	750,872
Urstadt Biddle Properties Inc ‘A’ REIT	9,991	236,787
Valley National Bancorp	106,724	1,160,090
Veritex Holdings Inc	17,201	417,382
Virtus Investment Partners Inc	2,191	242,259
Waddell & Reed Financial Inc ‘A’	23,819	409,210
Walker & Dunlop Inc	9,108	509,410
Washington Federal Inc	26,025	962,665
Washington Prime Group Inc REIT	59,832	247,704
Washington Real Estate Investment Trust REIT	26,431	723,152
Washington Trust Bancorp Inc	4,996	241,357
Waterstone Financial Inc	8,542	146,752
Watford Holdings Ltd * (Bermuda)	6,533	176,064
WesBanco Inc	17,460	652,480
West Bancorporation Inc	5,472	118,961
Westamerica Bancorporation	8,538	530,893
Western Asset Mortgage Capital Corp REIT	18,348	177,058
Western New England Bancorp Inc	8,468	80,700
Westwood Holdings Group Inc	2,746	75,982
Whitestone REIT	12,381	170,363
WisdomTree Investments Inc	44,351	231,734
World Acceptance Corp *	2,051	261,523
WSFS Financial Corp	17,270	761,607
Xenia Hotels & Resorts Inc REIT	37,263	786,995

		166,222,426

Industrial - 13.9%

AAON Inc	13,438	617,342
AAR Corp	10,953	451,373
Actuant Corp ‘A’	18,528	406,504
Advanced Disposal Services Inc *	23,758	773,798
Advanced Drainage Systems Inc	12,002	387,305
Advanced Energy Industries Inc *	12,440	714,180
Aegion Corp *	10,172	217,477
Aerojet Rocketdyne Holdings Inc *	23,925	1,208,452

	Shares	Value
AeroVironment Inc *	7,028	$376,420
Air Transport Services Group Inc *	19,130	402,113
Akoustis Technologies Inc *	8,125	62,969
Alamo Group Inc	3,193	375,880
Alarm.com Holdings Inc *	12,033	561,219
Albany International Corp ‘A’	10,027	904,034
Allied Motion Technologies Inc	2,358	83,261
Altra Industrial Motion Corp	21,090	584,088
American Outdoor Brands Corp *	16,994	99,415
American Superconductor Corp *	6,786	53,202
American Woodmark Corp *	5,523	491,050
Apogee Enterprises Inc	8,706	339,447
Applied Industrial Technologies Inc	12,586	714,885
Applied Optoelectronics Inc *	6,179	69,328
AquaVenture Holdings Ltd *	4,625	89,864
ArcBest Corp	8,201	249,720
Arcosa Inc	15,906	544,144
Ardmore Shipping Corp * (Ireland)	10,432	69,790
Argan Inc	4,864	191,107
Armstrong Flooring Inc *	6,600	42,174
Astec Industries Inc	7,250	225,475
Astronics Corp *	7,939	233,248
Atkore International Group Inc *	15,112	458,649
Atlas Air Worldwide Holdings Inc *	7,548	190,436
Axon Enterprise Inc *	19,107	1,084,895
AZZ Inc	8,531	371,610
Badger Meter Inc	9,378	503,599
Barnes Group Inc	15,427	795,108
Bel Fuse Inc ‘B’	2,855	42,911
Belden Inc	12,876	686,806
Benchmark Electronics Inc	12,555	364,848
Bloom Energy Corp ‘A’ *	17,981	58,438
Boise Cascade Co	12,777	416,402
Brady Corp ‘A’	15,643	829,861
Briggs & Stratton Corp	13,775	83,477
Builders FirstSource Inc *	37,360	768,682
Cactus Inc ‘A’ *	15,443	446,920
Caesarstone Ltd	7,068	117,400
Casella Waste Systems Inc ‘A’ *	14,579	626,022
CECO Environmental Corp *	9,332	65,184
Charah Solutions Inc *	2,646	5,610
Chart Industries Inc *	11,615	724,311
Chase Corp	2,405	263,083
CIRCOR International Inc *	6,390	239,945
Coda Octopus Group Inc *	1,494	12,266
Columbus McKinnon Corp	7,452	271,476
Comfort Systems USA Inc	11,927	527,531
Comtech Telecommunications Corp	7,564	245,830
Concrete Pumping Holdings Inc *	3,486	13,839
Construction Partners Inc ‘A’ *	3,800	59,204
Continental Building Products Inc *	11,394	310,942
Cornerstone Building Brands Inc *	15,703	95,003
Costamare Inc (Monaco)	14,931	90,631
Covanta Holding Corp	38,766	670,264
Covenant Transportation Group Inc ‘A’ *	3,982	65,464
CryoPort Inc *	10,398	170,059
CSW Industrials Inc	4,805	331,689
Daseke Inc *	13,325	33,313
DHT Holdings Inc	28,648	176,185
Diamond S Shipping Inc *	7,133	78,606
Digimarc Corp *	3,655	142,874
Dorian LPG Ltd *	9,775	101,269
Ducommun Inc *	3,374	143,058
DXP Enterprises Inc *	5,328	184,988
Dycom Industries Inc *	9,964	508,662
Eagle Bulk Shipping Inc *	16,082	70,359
Echo Global Logistics Inc *	8,788	199,048
EMCOR Group Inc	18,296	1,575,652
Encore Wire Corp	6,703	377,245
Energous Corp *	7,660	25,393
Energy Recovery Inc *	11,750	108,864

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
EnerSys	13,985	$922,171
EnPro Industries Inc	6,764	464,349
ESCO Technologies Inc	8,373	666,156
Evoqua Water Technologies Corp * §	24,183	411,595
Exponent Inc	16,876	1,179,632
Fabrinet * (Thailand)	11,947	624,828
FARO Technologies Inc *	5,747	277,867
Federal Signal Corp	19,572	640,787
Fitbit Inc ‘A’ *	72,533	276,351
Fluidigm Corp *	22,606	104,666
Forterra Inc *	6,093	44,052
Forward Air Corp	9,379	597,630
Franklin Electric Co Inc	15,161	724,847
GasLog Ltd (Monaco)	12,836	164,943
GATX Corp	11,725	909,039
Genco Shipping & Trading Ltd *	4,843	44,556
Gencor Industries Inc *	3,028	35,155
Generac Holdings Inc *	20,020	1,568,367
General Finance Corp *	3,045	26,918
Gibraltar Industries Inc *	10,573	485,724
Golar LNG Ltd (Bermuda)	31,109	404,106
GoPro Inc ‘A’ *	40,073	207,779
Graham Corp	3,212	63,790
Granite Construction Inc	15,363	493,613
Great Lakes Dredge & Dock Corp *	19,904	207,997
Greif Inc ‘A’	8,625	326,801
Greif Inc ‘B’	1,886	85,926
Griffon Corp	11,942	250,424
Haynes International Inc	4,126	147,876
Heartland Express Inc	15,380	330,824
Helios Technologies Inc	9,592	389,147
Heritage-Crystal Clean Inc *	5,110	135,415
Hillenbrand Inc	20,341	628,130
Hub Group Inc ‘A’ *	10,668	496,062
Hurco Cos Inc	1,933	62,185
Hyster-Yale Materials Handling Inc	3,232	176,887
Ichor Holdings Ltd *	7,467	180,552
IES Holdings Inc *	2,931	60,349
II-VI Inc *	29,132	1,025,735
Insteel Industries Inc	5,791	118,889
International Seaways Inc *	8,246	158,818
IntriCon Corp *	2,859	55,579
Iteris Inc *	12,150	69,802
Itron Inc *	11,235	830,941
JELD-WEN Holding Inc *	22,131	426,907
John Bean Technologies Corp	10,214	1,015,578
Kadant Inc	3,525	309,460
Kaman Corp	9,059	538,648
KBR Inc	46,409	1,138,877
KEMET Corp	18,949	344,493
Kennametal Inc	26,937	828,043
Kimball Electronics Inc *	8,096	117,473
Knowles Corp *	26,910	547,349
Kratos Defense & Security Solutions Inc *	29,525	549,017
Lawson Products Inc *	1,438	55,694
LB Foster Co ‘A’ *	3,423	74,176
Lindsay Corp	3,524	327,203
Louisiana-Pacific Corp	40,788	1,002,569
LSB Industries Inc *	6,186	32,044
Luxfer Holdings PLC (United Kingdom)	8,857	137,992
Lydall Inc *	5,602	139,546
Marten Transport Ltd	13,027	270,701
Masonite International Corp *	8,298	481,284
MasTec Inc *	19,693	1,278,667
Matson Inc	13,924	522,289
Matthews International Corp ‘A’	10,173	360,022
Mayville Engineering Co Inc *	2,023	26,683
Mercury Systems Inc *	17,771	1,442,472
Mesa Laboratories Inc	1,233	293,170
Milacron Holdings Corp *	22,196	370,007
Mistras Group Inc *	5,593	91,725

	Shares	Value
Moog Inc ‘A’	10,541	$855,086
MSA Safety Inc	11,541	1,259,239
Mueller Industries Inc	18,278	524,213
Mueller Water Products Inc ‘A’	51,354	577,219
Myers Industries Inc	11,892	209,894
MYR Group Inc *	5,364	167,840
Napco Security Technologies Inc *	3,676	93,812
National Presto Industries Inc	1,670	148,780
NL Industries Inc *	2,103	7,907
nLight Inc *	10,630	166,466
NN Inc	13,940	99,392
Nordic American Tankers Ltd	45,716	98,747
Northwest Pipe Co *	3,331	93,768
Novanta Inc *	11,023	900,800
NRC Group Holdings Corp *	3,011	37,457
NV5 Global Inc *	3,334	227,612
NVE Corp	1,554	103,108
Olympic Steel Inc	2,927	42,149
Omega Flex Inc	865	88,446
OSI Systems Inc *	5,461	554,619
Overseas Shipholding Group Inc ‘A’ *	18,779	32,863
PAM Transportation Services Inc *	685	40,490
Park Aerospace Corp	6,184	108,591
Park-Ohio Holdings Corp	2,776	82,891
Patrick Industries Inc *	7,535	323,101
PGT Innovations Inc *	18,576	320,808
Plexus Corp *	9,529	595,658
Powell Industries Inc	2,969	116,236
Primoris Services Corp	14,476	283,874
Proto Labs Inc *	8,840	902,564
Pure Cycle Corp *	5,728	58,884
Radiant Logistics Inc *	12,971	67,060
Raven Industries Inc	11,696	391,348
RBC Bearings Inc *	7,931	1,315,832
Rexnord Corp *	34,437	931,521
Roadrunner Transportation Systems Inc *	1,420	14,711
Ryerson Holding Corp *	4,645	39,622
Safe Bulkers Inc * (Greece)	16,949	29,661
Saia Inc *	8,500	796,450
Sanmina Corp *	22,214	713,292
Scorpio Bulkers Inc	18,777	114,164
Scorpio Tankers Inc (Monaco)	14,244	423,901
SEACOR Holdings Inc *	5,716	269,052
Select Interior Concepts Inc ‘A’ *	6,886	89,311
Ship Finance International Ltd (Norway)	26,798	376,244
Simpson Manufacturing Co Inc	14,651	1,016,340
SMART Global Holdings Inc *	4,041	102,965
SPX Corp *	14,310	572,543
SPX FLOW Inc *	13,784	543,917
Standex International Corp	4,043	294,896
Sterling Construction Co Inc *	8,095	106,449
Sturm Ruger & Co Inc	5,560	232,186
Summit Materials Inc ‘A’ *	36,837	817,781
Synalloy Corp	2,651	42,283
Tech Data Corp *	11,925	1,243,062
Teekay Corp * (Bermuda)	22,751	91,004
Teekay Tankers Ltd ‘A’ * (Bermuda)	60,877	79,140
Tennant Co	5,892	416,564
Terex Corp	20,700	537,579
Tetra Tech Inc	17,892	1,552,310
The Eastern Co	1,965	48,771
The Gorman-Rupp Co	5,819	202,443
The Greenbrier Cos Inc	10,567	318,278
The Manitowoc Co Inc *	11,775	147,188
Tidewater Inc *	12,381	187,077
TimkenSteel Corp *	13,184	82,927
TopBuild Corp *	11,131	1,073,362
Transcat Inc *	2,037	52,168
Tredegar Corp	8,090	157,917
Trex Co Inc *	19,240	1,749,493
TriMas Corp *	15,018	460,302

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Trinseo SA	13,446	$577,506
Triumph Group Inc	16,255	371,914
TTM Technologies Inc *	32,554	396,996
Tutor Perini Corp *	13,055	187,078
Twin Disc Inc *	2,952	31,262
UFP Technologies Inc *	2,401	92,679
Universal Forest Products Inc	19,602	781,728
Universal Logistics Holdings Inc	2,688	62,577
US Concrete Inc *	5,306	293,316
US Ecology Inc	7,260	464,204
US Xpress Enterprises Inc ‘A’ *	6,549	31,566
Vicor Corp *	5,623	165,991
Vishay Intertechnology Inc	43,592	738,013
Vishay Precision Group Inc *	3,285	107,551
VSE Corp	2,945	100,395
Watts Water Technologies Inc ‘A’	9,018	845,257
Welbilt Inc *	42,404	714,931
Werner Enterprises Inc	14,765	521,205
Wesco Aircraft Holdings Inc *	17,621	194,007
Willis Lease Finance Corp *	973	53,885
WillScot Corp *	16,867	262,788
Worthington Industries Inc	12,686	457,330
Wrap Technologies Inc *	2,402	9,800
YRC Worldwide Inc *	11,164	33,715
ZAGG Inc *	8,387	52,587

		91,444,433

Technology - 9.1%

3D Systems Corp *	37,212	303,278
ACI Worldwide Inc *	37,811	1,184,430
Adesto Technologies Corp *	8,585	73,488
Agilysys Inc *	6,752	172,919
Allscripts Healthcare Solutions Inc *	54,361	596,884
Alpha & Omega Semiconductor Ltd *	6,393	78,506
Altair Engineering Inc ‘A’ *	12,606	436,420
Ambarella Inc *	10,358	650,845
American Software Inc ‘A’	9,467	142,194
Amkor Technology Inc *	32,227	293,266
Appfolio Inc ‘A’ *	4,971	472,941
Appian Corp *	10,198	484,405
AstroNova Inc	2,177	35,202
Avaya Holdings Corp *	36,357	371,932
Avid Technology Inc *	9,332	57,765
AVX Corp	15,557	236,466
Axcelis Technologies Inc *	11,108	189,836
AXT Inc *	11,327	40,324
Bandwidth Inc ‘A’ *	5,264	342,739
Benefitfocus Inc *	9,713	231,267
Blackbaud Inc	16,012	1,446,524
Blackline Inc *	14,011	669,866
Bottomline Technologies DE Inc *	14,053	552,986
Box Inc ‘A’ *	46,931	777,177
Brightcove Inc *	12,293	128,831
Brooks Automation Inc	23,251	860,984
Cabot Microelectronics Corp	9,505	1,342,201
Carbon Black Inc *	18,270	474,837
Carbonite Inc *	10,855	168,144
Castlight Health Inc ‘B’ *	32,897	46,385
CEVA Inc *	6,827	203,854
Cirrus Logic Inc *	19,106	1,023,699
Cision Ltd *	29,877	229,754
Cloudera Inc *	77,337	685,206
Cohu Inc	12,830	173,269
CommVault Systems Inc *	13,274	593,481
Computer Programs & Systems Inc	4,187	94,668
Conduent Inc *	56,599	352,046
Cornerstone OnDemand Inc *	18,644	1,022,064
CSG Systems International Inc	10,795	557,886
CTS Corp	10,738	347,482
Cubic Corp	10,255	722,260

	Shares	Value
Daily Journal Corp *	386	$95,558
Diebold Nixdorf Inc *	25,278	283,114
Digital Turbine Inc *	25,140	162,027
Diodes Inc *	13,473	540,941
Domo Inc ‘B’ *	5,700	91,086
Donnelley Financial Solutions Inc *	10,503	129,397
DSP Group Inc *	6,916	97,412
Ebix Inc	7,719	324,970
eGain Corp *	7,417	59,373
Envestnet Inc *	15,646	887,128
Everbridge Inc *	10,889	671,960
Evolent Health Inc ‘A’ *	23,754	170,791
Exela Technologies Inc *	15,284	18,035
ExlService Holdings Inc *	10,958	733,748
Five9 Inc *	19,591	1,052,820
ForeScout Technologies Inc *	13,300	504,336
FormFactor Inc *	24,114	449,606
Glu Mobile Inc *	37,959	189,415
GSI Technology Inc *	4,773	41,811
GTY Technology Holding Inc *	12,668	79,428
Health Catalyst Inc *	2,641	83,561
Ideanomics Inc *	16,236	24,435
Immersion Corp *	10,184	77,908
Impinj Inc *	5,072	156,370
InnerWorkings Inc *	13,270	58,786
Inovalon Holdings Inc ‘A’ *	23,443	384,231
Inphi Corp *	14,731	899,328
Insight Enterprises Inc *	11,624	647,341
Inspired Entertainment Inc *	2,718	19,542
Instructure Inc *	11,027	427,186
Intelligent Systems Corp *	2,210	91,803
j2 Global Inc *	15,284	1,388,093
Lattice Semiconductor Corp *	40,838	746,723
LivePerson Inc *	19,963	712,679
Lumentum Holdings Inc *	25,062	1,342,321
MACOM Technology Solutions Holdings Inc ‘H’ *	15,239	327,562
MajesCo *	2,075	17,513
ManTech International Corp ‘A’	8,783	627,194
MAXIMUS Inc	20,788	1,606,081
MaxLinear Inc *	21,378	478,440
MicroStrategy Inc ‘A’ *	2,719	403,418
Mitek Systems Inc *	11,561	111,564
MobileIron Inc *	31,201	204,211
Model N Inc *	10,550	292,868
Monotype Imaging Holdings Inc *	13,206	261,611
MTS Systems Corp	5,927	327,467
Nanometrics Inc *	7,473	243,769
NetScout Systems Inc *	23,883	550,742
NextGen Healthcare Inc *	17,731	277,845
Omnicell Inc *	13,429	970,514
OneSpan Inc *	10,789	156,440
PAR Technology Corp *	3,692	87,759
Pareteum Corp *	35,067	45,236
Parsons Corp *	6,104	201,310
PDF Solutions Inc *	9,201	120,257
Perspecta Inc	46,423	1,212,569
Photronics Inc *	21,014	228,632
Phreesia Inc *	3,329	80,695
Phunware Inc *	9,031	13,005
Pitney Bowes Inc	52,104	238,115
PlayAGS Inc *	8,680	89,230
Power Integrations Inc	9,334	844,074
Presidio Inc	15,087	254,970
Progress Software Corp	14,485	551,299
PROS Holdings Inc *	10,784	642,726
QAD Inc ‘A’	3,613	166,848
Qualys Inc *	11,141	841,925
Rambus Inc *	36,160	474,600
Rapid7 Inc *	15,762	715,437
Rimini Street Inc *	6,302	27,603

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Rudolph Technologies Inc *	9,948	$262,229
SailPoint Technologies Holding Inc *	28,092	525,039
Science Applications International Corp	19,441	1,698,171
SecureWorks Corp ‘A’ *	3,091	39,967
Semtech Corp *	21,592	1,049,587
Silicon Laboratories Inc *	14,079	1,567,697
Simulations Plus Inc	3,818	132,485
SPS Commerce Inc *	11,460	539,422
StarTek Inc *	5,184	33,540
Stratasys Ltd *	16,861	359,224
SVMK Inc *	27,459	469,549
Sykes Enterprises Inc *	12,299	376,841
Synaptics Inc *	11,035	440,848
Synchronoss Technologies Inc *	12,405	66,987
Tabula Rasa HealthCare Inc *	6,398	351,506
Tenable Holdings Inc *	12,131	271,492
TiVo Corp	40,602	309,184
TTEC Holdings Inc	4,582	219,386
Ultra Clean Holdings Inc *	12,640	184,986
Unisys Corp *	16,135	119,883
Upland Software Inc *	7,355	256,395
Varonis Systems Inc *	9,720	581,062
Veeco Instruments Inc *	15,805	184,602
Verint Systems Inc *	21,433	916,904
Verra Mobility Corp *	37,863	543,334
Virtusa Corp *	9,482	341,542
Vocera Communications Inc *	10,091	248,743
Workiva Inc *	12,034	527,450
Xperi Corp	16,163	334,251
Yext Inc *	30,448	483,819
Zuora Inc ‘A’ *	27,903	419,940

		60,061,568

Utilities - 3.8%

ALLETE Inc	16,970	1,483,348
Ameresco Inc ‘A’ *	7,349	118,098
American States Water Co	11,999	1,078,230
Artesian Resources Corp ‘A’	2,537	93,869
Atlantic Power Corp *	33,255	77,817
Avista Corp	21,494	1,041,169
Black Hills Corp	19,966	1,531,991
California Water Service Group	15,795	836,029
Chesapeake Utilities Corp	5,242	499,668
Clearway Energy Inc ‘A’	11,081	192,145
Clearway Energy Inc ‘C’	24,541	447,873
Connecticut Water Service Inc	3,955	277,087
Consolidated Water Co Ltd (Cayman)	4,523	74,584
El Paso Electric Co	13,305	892,499
Genie Energy Ltd ‘B’	4,660	34,764
Global Water Resources Inc	2,995	35,461
MGE Energy Inc	11,482	917,067
Middlesex Water Co	5,265	342,014
New Jersey Resources Corp	29,070	1,314,545
Northwest Natural Holding Co	9,935	708,763
NorthWestern Corp	16,616	1,247,031
ONE Gas Inc	17,099	1,643,385
Ormat Technologies Inc	12,992	965,176
Otter Tail Corp	12,957	696,439
PICO Holdings Inc *	6,704	67,643
PNM Resources Inc	26,033	1,355,799
Portland General Electric Co	29,403	1,657,447
RGC Resources Inc	2,250	65,790
SJW Group	8,620	588,660
South Jersey Industries Inc	30,348	998,753
Southwest Gas Holdings Inc	17,772	1,617,963
Spark Energy Inc ‘A’	3,905	41,198
Spire Inc	16,284	1,420,616

	Shares	Value
The York Water Co	4,359	$190,314
Unitil Corp	4,802	304,639

		24,857,874

Total Common Stocks (Cost $578,306,260)		631,980,025

	Principal Amount

SHORT-TERM INVESTMENT - 3.8%

Repurchase Agreement - 3.8%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $25,177,373; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $25,685,339)	$25,177,128	25,177,128

Total Short-Term Investment (Cost $25,177,128)		25,177,128

TOTAL INVESTMENTS - 99.6% (Cost $603,490,320)		657,164,085

DERIVATIVES - (0.1%)		(959,933)

OTHER ASSETS & LIABILITIES, NET - 0.5%		3,279,179

NET ASSETS - 100.0%		$659,483,331

Notes to Schedule of Investments

(a)

An investment with a value of $4,586 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/19	363	$28,638,683	$27,678,750	($959,933)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Basic Materials	$4,586	$-	$-	$4,586
	Consumer, Non-Cyclical	2,346	-	2,346	-

	Total Rights	6,932	-	2,346	4,586

	Common Stocks	631,980,025	631,980,025	-	-
	Short-Term Investment	25,177,128	-	25,177,128	-

	Total Assets	657,164,085	631,980,025	25,179,474	4,586

Liabilities	Derivatives:
	Equity Contracts
	Futures	(959,933)	(959,933)	-	-

	Total Liabilities	(959,933)	(959,933)	-	-

	Total	$656,204,152	$631,020,093	$25,179,473	$4,586

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Basic Materials - 2.2%

Carpenter Technology Corp	85,582	$4,421,166
Orion Engineered Carbons SA (Luxembourg)	202,986	3,391,896

		7,813,062

Communications - 3.8%

A10 Networks Inc *	536,340	3,722,199
Casa Systems Inc *	303,492	2,383,930
Criteo SA ADR * (France)	157,601	2,945,563
Extreme Networks Inc *	303,645	2,209,017
Houghton Mifflin Harcourt Co *	481,378	2,565,745

		13,826,454

Consumer, Cyclical - 15.4%

Bloomin’ Brands Inc	156,890	2,969,928
BMC Stock Holdings Inc *	57,753	1,511,973
Callaway Golf Co	178,423	3,463,190
Citi Trends Inc	158,423	2,899,141
Cooper-Standard Holdings Inc *	62,870	2,570,126
Dana Inc	252,447	3,645,335
El Pollo Loco Holdings Inc *	304,759	3,340,159
Hawaiian Holdings Inc	140,611	3,692,445
Knoll Inc	118,226	2,997,029
Papa John’s International Inc	73,926	3,870,026
Red Robin Gourmet Burgers Inc *	98,567	3,278,338
Regis Corp *	179,723	3,633,999
REV Group Inc	256,953	2,936,973
Signet Jewelers Ltd (NYSE)	112,566	1,886,606
Skechers U.S.A. Inc ‘A’ *	67,278	2,512,833
SkyWest Inc	81,824	4,696,698
Taylor Morrison Home Corp *	240,318	6,233,849

		56,138,648

Consumer, Non-Cyclical - 8.8%

Cott Corp	338,344	4,219,150
Fresh Del Monte Produce Inc	121,574	4,146,889
ICON PLC * (Ireland)	25,466	3,752,160
Molina Healthcare Inc *	30,333	3,328,137
Nomad Foods Ltd * (United Kingdom)	254,139	5,209,850
Sotheby’s *	55,197	3,145,125
The Hain Celestial Group Inc *	165,992	3,564,678
Viad Corp	45,433	3,050,826
WellCare Health Plans Inc *	6,198	1,606,336

		32,023,151

Energy - 5.0%

Dril-Quip Inc *	69,785	3,501,811
Helix Energy Solutions Group Inc *	324,227	2,613,270
MRC Global Inc *	212,915	2,582,659
Oasis Petroleum Inc *	410,646	1,420,835
Oil States International Inc *	149,648	1,990,318
Patterson-UTI Energy Inc	207,213	1,771,671
QEP Resources Inc	362,950	1,342,915
RPC Inc	220,250	1,235,603
SM Energy Co	192,539	1,865,703

		18,324,785

Financial - 35.0%

1st Source Corp	59,718	2,730,904
Armada Hoffler Properties Inc REIT	188,449	3,409,042
Associated Banc-Corp	204,383	4,138,756
Bank of Marin Bancorp	52,049	2,159,513
BankUnited Inc	138,579	4,659,026

	Shares	Value
City Office REIT Inc	347,415	$4,999,302
Cousins Properties Inc REIT	124,591	4,683,376
Easterly Government Properties Inc REIT	147,866	3,149,546
Empire State Realty Trust Inc ‘A’ REIT	241,750	3,449,773
Essent Group Ltd	91,903	4,381,016
First American Financial Corp	46,745	2,758,423
Heritage Financial Corp	173,350	4,673,516
IBERIABANK Corp	70,734	5,343,246
Independence Realty Trust Inc REIT	403,936	5,780,324
Independent Bank Group Inc	84,104	4,424,711
Kemper Corp	60,450	4,712,078
National Storage Affiliates Trust REIT	160,686	5,362,092
RLJ Lodging Trust REIT	215,360	3,658,966
Sandy Spring Bancorp Inc	132,313	4,460,271
Selective Insurance Group Inc	55,776	4,193,797
STAG Industrial Inc REIT	191,088	5,633,274
State Auto Financial Corp	70,839	2,294,475
Sterling Bancorp	251,819	5,051,489
Synovus Financial Corp	129,205	4,620,371
Texas Capital Bancshares Inc *	77,628	4,242,370
TriCo Bancshares	103,487	3,756,578
Umpqua Holdings Corp	267,558	4,404,005
Webster Financial Corp	94,301	4,419,888
WSFS Financial Corp	129,415	5,707,202
Zions Bancorp NA	94,481	4,206,294

		127,463,624

Industrial - 12.2%

AAR Corp	104,126	4,291,032
Air Transport Services Group Inc *	70,199	1,475,583
Atlas Air Worldwide Holdings Inc *	40,608	1,024,540
Belden Inc	40,130	2,140,534
Covenant Transportation Group Inc ‘A’ *	77,934	1,281,235
EnerSys	58,607	3,864,546
Graphic Packaging Holding Co	236,870	3,493,833
Hub Group Inc ‘A’ *	40,839	1,899,014
Kennametal Inc	116,741	3,588,618
Masonite International Corp *	69,643	4,039,294
Primoris Services Corp	155,943	3,058,042
Regal Beloit Corp	34,353	2,502,616
Terex Corp	81,918	2,127,410
Trinseo SA	79,720	3,423,974
TTM Technologies Inc *	275,223	3,356,345
Tutor Perini Corp *	184,307	2,641,119

		44,207,735

Technology - 10.1%

CommVault Systems Inc *	76,564	3,423,176
Kulicke & Soffa Industries Inc (Singapore)	238,420	5,598,102
MagnaChip Semiconductor Corp * (South Korea)	342,614	3,474,106
MaxLinear Inc *	157,405	3,522,724
Nanometrics Inc *	60,116	1,960,984
NCR Corp *	165,393	5,219,803
NetScout Systems Inc *	151,464	3,492,760
Unisys Corp *	430,377	3,197,701
Verint Systems Inc *	78,236	3,346,936
WNS Holdings Ltd ADR * (India)	57,231	3,362,321

		36,598,613

Utilities - 2.5%

Black Hills Corp	56,100	4,304,553
PNM Resources Inc	92,512	4,818,025

		9,122,578

Total Common Stocks (Cost $357,040,927)		345,518,650

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $14,087,712; collateralized by U.S. Treasury Notes: 1.500% due 09/30/24 and value $14,370,137)	$14,087,575	$14,087,575

Total Short-Term Investment (Cost $14,087,575)		14,087,575

TOTAL INVESTMENTS - 98.9% (Cost $371,128,502)		359,606,225

OTHER ASSETS & LIABILITIES, NET - 1.1%		4,111,566

NET ASSETS - 100.0%		$363,717,791

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$345,518,650	$345,518,650	$-	$-
	Short-Term Investment	14,087,575	-	14,087,575	-

	Total	$359,606,225	$345,518,650	$14,087,575	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights * Ω ± ~	337,364	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 97.8%

Basic Materials - 0.2%

AdvanSix Inc *	73,349	1,886,536

Communications - 7.2%

CBS Corp ‘B’	109,862	4,435,129
Charter Communications Inc ‘A’ *	27,542	11,350,609
Cisco Systems Inc	157,696	7,791,759
CommScope Holding Co Inc *	298,320	3,508,243
DISH Network Corp ‘A’ *	193,706	6,599,563
Entercom Communications Corp ‘A’	667,070	2,228,014
Expedia Group Inc	71,233	9,574,428
Nexstar Media Group Inc ‘A’	60,564	6,196,303
Verizon Communications Inc	238,822	14,415,296

		66,099,344

Consumer, Cyclical - 8.9%

AutoZone Inc *	11,906	12,913,486
Best Buy Co Inc	67,804	4,677,798
Brinker International Inc	99,906	4,262,989
Columbia Sportswear Co	39,991	3,874,728
Delta Air Lines Inc	264,882	15,257,203
Genuine Parts Co	23,595	2,349,826
Hilton Worldwide Holdings Inc	53,152	4,948,983
Kohl’s Corp	125,316	6,223,193
Nordstrom Inc	166,008	5,589,489
Southwest Airlines Co	58,646	3,167,470
The Home Depot Inc	25,499	5,916,278
Tiffany & Co	59,160	5,479,991
Walgreens Boots Alliance Inc	128,628	7,114,415

		81,775,849

Consumer, Non-Cyclical - 13.0%

AbbVie Inc	82,626	6,256,441
Allergan PLC	50,651	8,524,057
AmerisourceBergen Corp	56,228	4,629,251
Coty Inc ‘A’	271,446	2,852,897
HCA Healthcare Inc	27,181	3,273,136
Johnson & Johnson	88,376	11,434,087
Keurig Dr Pepper Inc	140,156	3,829,062
Medtronic PLC	64,257	6,979,595
Merck & Co Inc	178,488	15,025,120
Molson Coors Brewing Co ‘B’	53,659	3,085,393
Pfizer Inc	596,314	21,425,562
Post Holdings Inc *	70,712	7,484,158
The Clorox Co	16,670	2,531,673
The Procter & Gamble Co	103,884	12,921,092
UnitedHealth Group Inc	39,512	8,586,748

		118,838,272

Energy - 9.2%

Chevron Corp	144,337	17,118,368
ConocoPhillips	208,793	11,897,025
Diamondback Energy Inc	61,722	5,549,425

	Shares	Value
EQT Corp	240,890	$2,563,070
Equitrans Midstream Corp	202,390	2,944,774
Exxon Mobil Corp	64,198	4,533,021
Kinder Morgan Inc	479,608	9,884,721
Marathon Petroleum Corp	138,452	8,410,959
Murphy USA Inc *	45,290	3,863,237
PBF Energy Inc ‘A’	127,514	3,467,106
Phillips 66	65,721	6,729,830
The Williams Cos Inc	306,119	7,365,223

		84,326,759

Financial - 38.8%

Alleghany Corp *	5,497	4,385,287
American Express Co	76,914	9,097,388
American Homes 4 Rent ‘A’ REIT	202,159	5,233,897
American International Group Inc	207,459	11,555,466
Bank of America Corp	1,066,365	31,105,867
Brixmor Property Group Inc REIT	374,407	7,596,718
Capital One Financial Corp	218,379	19,868,121
CBRE Group Inc ‘A’ *	182,330	9,665,313
Chubb Ltd	49,067	7,921,377
Citigroup Inc	165,897	11,460,165
Citizens Financial Group Inc	270,460	9,566,170
EastGroup Properties Inc REIT	28,958	3,620,329
Fairfax Financial Holdings Ltd (Canada)	9,153	4,036,290
Federal Realty Investment Trust REIT	41,309	5,623,807
Fifth Third Bancorp	167,972	4,599,073
First Republic Bank	44,447	4,298,025
Invesco Ltd	186,033	3,151,399
Kimco Realty Corp REIT	317,140	6,621,883
Loews Corp	330,384	17,008,168
M&T Bank Corp	83,632	13,211,347
Marsh & McLennan Cos Inc	76,190	7,622,810
Mid-America Apartment Communities Inc REIT	79,863	10,382,989
Morgan Stanley	258,734	11,040,180
Northern Trust Corp	60,864	5,679,829
Outfront Media Inc REIT	232,885	6,469,545
Prudential Financial Inc	30,644	2,756,428
Public Storage REIT	39,491	9,685,958
Rayonier Inc REIT	181,475	5,117,595
SunTrust Banks Inc	175,128	12,048,806
T Rowe Price Group Inc	108,533	12,399,895
The Charles Schwab Corp	217,815	9,111,201
The Hartford Financial Services Group Inc	128,545	7,791,112
The PNC Financial Services Group Inc	130,921	18,349,887
The Travelers Cos Inc	84,295	12,533,824
US Bancorp	177,470	9,821,190
Wells Fargo & Co	422,214	21,296,474
Weyerhaeuser Co REIT	115,067	3,187,356

		354,921,169

Industrial - 10.9%

Arrow Electronics Inc *	97,302	7,256,783
Ball Corp	155,034	11,288,026
Carlisle Cos Inc	32,908	4,789,430
Dover Corp	71,149	7,083,594
Energizer Holdings Inc	131,500	5,730,770
Graphic Packaging Holding Co	369,122	5,444,550
Honeywell International Inc	62,327	10,545,728
Illinois Tool Works Inc	54,050	8,458,285
Martin Marietta Materials Inc	52,406	14,364,485
Packaging Corp of America	64,377	6,830,400
The Middleby Corp *	27,926	3,264,549
United Technologies Corp	65,874	8,993,118
Westrock Co	159,926	5,829,303

		99,879,021

Technology - 3.3%

Analog Devices Inc	66,040	7,378,649

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Hewlett Packard Enterprise Co	131,512	$1,995,037
Microsoft Corp	59,393	8,257,409
QUALCOMM Inc	24,640	1,879,539
Texas Instruments Inc	78,457	10,139,783

		29,650,417

Utilities - 6.3%

American Electric Power Co Inc	140,945	13,205,137
Duke Energy Corp	56,759	5,440,918
Edison International	59,944	4,520,976
Eversource Energy	70,376	6,015,037
NextEra Energy Inc	52,237	12,170,699
NiSource Inc	113,160	3,385,747
Xcel Energy Inc	199,363	12,936,665

		57,675,179

Total Common Stocks (Cost $739,778,985)		895,052,546

	Principal Amount
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $20,406,607; collateralized by U.S. Treasury Notes: 1.500% due 09/30/24 and value $20,818,276)	$20,406,408	20,406,408

Total Short-Term Investment (Cost $20,406,408)		20,406,408

TOTAL INVESTMENTS - 100.0% (Cost $760,185,393)		915,458,954

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(346,214)

NET ASSETS - 100.0%		$915,112,740

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$895,052,546	$895,052,546	$-	$-
	Short-Term Investment	20,406,408	-	20,406,408	-

	Total	$915,458,954	$895,052,546	$20,406,408	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.8%

Brazil - 1.8%

Itau Unibanco Holding SA ADR	733,145	$6,165,750
Lojas Americanas SA	3,801,970	18,264,316

		24,430,066

India - 0.0%

Zee Entertainment Enterprises Ltd (India) 6.000% due 03/05/22 *	6,640,063	491,899

Total Preferred Stocks (Cost $26,525,636)		24,921,965

COMMON STOCKS - 93.0%

Argentina - 0.3%

MercadoLibre Inc *	7,670	4,227,934

Brazil - 3.9%

Atacadao SA	2,359,800	11,955,328
B3 SA - Brasil Bolsa Balcao	1,331,143	13,977,971
Natura Cosmeticos SA	1,215,200	9,903,049
StoneCo Ltd ‘A’ *	169,070	5,880,254
Vale SA ADR *	1,052,910	12,108,465

		53,825,067

Chile - 1.1%

SACI Falabella	2,606,108	14,562,714

China - 28.1%

Alibaba Group Holding Ltd ADR *	582,752	97,453,617
Baozun Inc ADR *	129,748	5,540,240
Budweiser Brewing Co APAC Ltd * ~	7,380,800	26,556,076
China International Capital Corp Ltd ‘H’ ~	3,040,800	5,901,841
Hansoh Pharmaceutical Group Co Ltd * ~	1,252,000	3,845,689
Huazhu Group Ltd ADR	1,028,939	33,975,566
Innovent Biologics Inc * ~	2,006,500	6,398,310
Jiangsu Hengrui Medicine Co Ltd ‘A’	3,150,526	35,623,032
Meituan Dianping ‘B’ *	2,455,800	25,082,008
Ping An Healthcare and Technology Co Ltd * ~	94,636	553,752
Ping An Insurance Group Co of China Ltd ‘A’	1,706,137	20,829,933
Shanghai Junshi Biosciences Co Ltd ‘H’ * ~	277,000	1,023,151
Sinopharm Group Co Ltd ‘H’	2,796,318	8,741,213
Tencent Holdings Ltd	1,102,818	46,128,549
Tencent Music Entertainment Group ADR *	300	3,831
Wuxi Biologics Cayman Inc * ~	927,000	9,452,526
Yum China Holdings Inc	814,250	36,991,377
ZTO Express Cayman Inc ADR	971,460	20,721,242

		384,821,953

Colombia - 0.5%

Grupo Aval Acciones y Valores SA ADR	962,913	7,183,331

Egypt - 0.6%

Commercial International Bank Egypt SAE	1,629,587	7,763,561

France - 5.3%

Kering SA	108,814	55,449,968

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	41,838	$16,599,629

		72,049,597

Hong Kong - 5.5%

AIA Group Ltd	4,349,000	41,015,598
Hang Lung Properties Ltd	851,000	1,931,333
Hong Kong Exchanges & Clearing Ltd	562,182	16,477,578
Hutchison China MediTech Ltd ADR *	114,660	2,045,535
Jardine Strategic Holdings Ltd (XSES)	478,551	14,314,146

		75,784,190

India - 10.0%

Bandhan Bank Ltd ~	314,930	2,188,295
Biocon Ltd	79,560	250,684
Cholamandalam Investment and Finance Co Ltd	1,230,190	5,347,832
Dalmia Bharat Ltd	107,986	1,253,433
Housing Development Finance Corp Ltd	1,770,859	49,428,661
Kotak Mahindra Bank Ltd	2,043,689	47,466,730
Oberoi Realty Ltd	527,788	3,783,564
Tata Consultancy Services Ltd	594,537	17,611,580
Zee Entertainment Enterprises Ltd	2,591,584	9,715,005

		137,045,784

Indonesia - 1.0%

P.T. Bank Central Asia Tbk	2,883,100	6,163,975
P.T. Indocement Tunggal Prakarsa Tbk	4,012,401	5,287,714
P.T. Semen Indonesia Persero Tbk	3,435,500	2,793,116

		14,244,805

Italy - 1.4%

Moncler SPA	206,668	7,366,344
PRADA SPA	4,250,100	12,372,019

		19,738,363

Mexico - 6.9%

Alsea SAB de CV *	2,573,785	5,983,848
Fomento Economico Mexicano SAB de CV	3,549,726	32,567,036
Fomento Economico Mexicano SAB de CV ADR	109,930	10,067,389
Grupo Aeroportuario del Sureste SAB de CV ‘B’	429,317	6,562,237
Grupo Financiero Banorte SAB de CV ‘O’	958,679	5,152,887
Grupo Financiero Inbursa SAB de CV ‘O’	7,356,412	9,356,742
Grupo Mexico SAB de CV ‘B’	8,112,271	18,967,274
Wal-Mart de Mexico SAB de CV	1,966,030	5,826,160

		94,483,573

Peru - 2.0%

Credicorp Ltd	130,340	27,168,070

Philippines - 2.5%

Ayala Corp	113,719	1,941,994
Ayala Land Inc	11,270,500	10,756,579
SM Investments Corp	949,264	17,788,496
SM Prime Holdings Inc	5,327,987	3,824,655

		34,311,724

Russia - 8.6%

LUKOIL PJSC ADR (OTC)	67,133	5,553,913
LUKOIL PJSC ADR (SEAQ)	136,528	11,277,518
MMC Norilsk Nickel PJSC	11,113	2,857,327
MMC Norilsk Nickel PJSC ADR	254,858	6,520,863
Novatek PJSC GDR (LI)	335,952	68,088,707
Polyus PJSC GDR ~	45,493	2,645,127
Sberbank of Russia PJSC	2,064,568	7,232,578

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Yandex NV ‘A’ *	400,583	$14,024,411

		118,200,444

South Africa - 2.6%

FirstRand Ltd	6,802,170	27,947,180
Shoprite Holdings Ltd	872,066	7,061,903
Steinhoff International Holdings NV *	4,115,524	266,307

		35,275,390

South Korea - 2.8%

Amorepacific Corp	51,511	6,043,884
AMOREPACIFIC Group	53,141	2,903,406
LG Household & Health Care Ltd	8,478	9,253,069
Samsung Biologics Co Ltd * ~	53,719	13,787,691
Samsung Electronics Co Ltd	168,061	6,881,094

		38,869,144

Spain - 0.4%

Banco Santander SA	1,421,706	5,785,091

Switzerland - 2.6%

Glencore PLC	11,905,434	35,877,587

Taiwan - 4.5%

Taiwan Semiconductor Manufacturing Co Ltd	7,000,376	62,174,038

Thailand - 0.4%

The Siam Commercial Bank PCL	1,539,100	5,940,166

Turkey - 1.6%

Akbank T.A.S. *	8,275,045	11,874,901
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,362,285	5,279,540
BIM Birlesik Magazalar AS	470,504	4,092,643

		21,247,084

United Arab Emirates - 0.4%

Emaar Properties PJSC	4,488,931	5,642,389

Total Common Stocks (Cost $1,123,513,842)		1,276,221,999

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.0%

Repurchase Agreement - 5.0%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $68,395,598; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $69,764,592)	$68,394,933	$68,394,933

Total Short-Term Investment (Cost $68,394,933)		68,394,933

TOTAL INVESTMENTS - 99.8% (Cost $1,218,434,411)		1,369,538,897

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,955,546

NET ASSETS - 100.0%		$1,372,494,443

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	26.1%
Consumer, Cyclical	17.3%
Consumer, Non-Cyclical	15.7%
Communications	14.8%
Technology	6.3%
Energy	6.2%
Basic Materials	5.7%
Short-Term Investment	5.0%
Others (each less than 3.0%)	2.7%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$24,921,965	$24,921,965	$-	$-
	Common Stocks
	Argentina	4,227,934	4,227,934	-	-
	Brazil	53,825,067	53,825,067	-	-
	Chile	14,562,714	-	14,562,714	-
	China	384,821,953	222,265,100	162,556,853	-
	Colombia	7,183,331	7,183,331	-	-
	Egypt	7,763,561	7,763,561	-	-
	France	72,049,597	-	72,049,597	-
	Hong Kong	75,784,190	2,045,535	73,738,655	-
	India	137,045,784	18,865,013	118,180,771	-
	Indonesia	14,244,805	-	14,244,805	-
	Italy	19,738,363	-	19,738,363	-
	Mexico	94,483,573	94,483,573	-	-
	Peru	27,168,070	27,168,070	-	-
	Philippines	34,311,724	-	34,311,724	-
	Russia	118,200,444	48,535,433	69,665,011	-
	South Africa	35,275,390	266,307	35,009,083	-
	South Korea	38,869,144	-	38,869,144	-
	Spain	5,785,091	5,785,091	-	-
	Switzerland	35,877,587	-	35,877,587	-
	Taiwan	62,174,038	-	62,174,038	-
	Thailand	5,940,166	-	5,940,166	-
	Turkey	21,247,084	4,092,643	17,154,441	-
	United Arab Emirates	5,642,389	-	5,642,389	-

	Total Common Stocks	1,276,221,999	496,506,658	779,715,341	-

	Short-Term Investment	68,394,933	-	68,394,933	-

	Total	$1,369,538,897	$521,428,623	$848,110,274	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Australia - 0.9%

Rio Tinto PLC	288,084	$14,975,341

Belgium - 1.4%

KBC Group NV	351,345	22,820,322

Brazil - 0.6%

Ambev SA ADR	2,101,331	9,708,149

Canada - 3.6%

Canadian National Railway Co	377,918	33,959,711
Suncor Energy Inc	751,328	23,699,285

		57,658,996

China - 1.7%

Baidu Inc ADR *	68,422	7,031,045
Yum China Holdings Inc	465,204	21,134,218

		28,165,263

Denmark - 2.7%

Carlsberg AS ‘B’	95,908	14,173,096
Novo Nordisk AS ‘B’	564,397	29,165,866

		43,338,962

France - 16.5%

Air Liquide SA	314,917	44,819,000
Danone SA	292,555	25,768,736
Dassault Systemes SE	56,544	8,055,048
Engie SA	1,168,039	19,064,926
EssilorLuxottica SA	145,298	20,948,953
Hermes International	5,736	3,961,734
L’Oreal SA	68,918	19,274,219
Legrand SA	206,602	14,738,347
LVMH Moet Hennessy Louis Vuitton SE	89,541	35,526,253
Pernod Ricard SA	175,800	31,289,037
Schneider Electric SE	506,890	44,323,510

		267,769,763

Germany - 10.0%

Bayer AG	451,356	31,799,404
Beiersdorf AG	308,260	36,345,368
Deutsche Boerse AG	110,594	17,248,139
Merck KGaA	167,462	18,864,552
MTU Aero Engines AG	41,371	10,992,994
ProSiebenSat.1 Media SE	485,497	6,688,679
SAP SE	343,815	40,457,853

		162,396,989

Hong Kong - 2.8%

AIA Group Ltd	4,800,751	45,276,081

Ireland - 0.8%

Ryanair Holdings PLC ADR *	188,123	12,487,605

	Shares	Value
Israel - 1.2%

Check Point Software Technologies Ltd *	172,529	$18,891,926

Italy - 2.0%

Eni SPA	970,455	14,833,180
Intesa Sanpaolo SPA	7,343,051	17,394,363

		32,227,543

Japan - 15.1%

Daikin Industries Ltd	211,100	27,841,799
Denso Corp	186,500	8,240,945
FANUC Corp	54,100	10,226,169
Hitachi Ltd	533,400	19,975,934
Hoya Corp	550,900	45,120,296
Japan Tobacco Inc	782,800	17,150,859
Kubota Corp	1,370,700	20,846,549
Kyocera Corp	370,600	23,107,124
Olympus Corp	2,320,900	31,443,297
Shin-Etsu Chemical Co Ltd	78,900	8,490,458
Terumo Corp	978,100	31,649,578

		244,093,008

Netherlands - 3.5%

Akzo Nobel NV	288,314	25,689,539
ING Groep NV	1,495,282	15,620,803
Randstad NV	300,296	14,743,340

		56,053,682

Portugal - 0.4%

Galp Energia SGPS SA	482,002	7,248,900

Singapore - 1.2%

DBS Group Holdings Ltd	1,046,114	18,925,361

Spain - 1.9%

Amadeus IT Group SA	436,445	31,271,979

Sweden - 0.9%

Essity AB ‘B’	481,843	14,059,408

Switzerland - 14.3%

Alcon Inc *	68,863	4,016,770
Julius Baer Group Ltd	263,882	11,687,569
Nestle SA	662,826	71,886,432
Novartis AG	344,316	29,882,134
Roche Holding AG	176,088	51,270,565
Sika AG	84,895	12,421,135
UBS Group AG (XVTX)	2,183,783	24,795,633
Zurich Insurance Group AG	65,511	25,091,222

		231,051,460

Taiwan - 1.6%

Taiwan Semiconductor Manufacturing Co Ltd ADR	545,717	25,364,926

United Kingdom - 14.4%

Barclays PLC	4,648,649	8,565,134
Compass Group PLC	1,075,154	27,666,610
Diageo PLC	756,854	30,917,697
Experian PLC	1,151,172	36,813,439
Just Eat PLC *	881,242	7,238,935
Linde PLC	86,194	16,729,588
Prudential PLC	342,867	6,213,168
Reckitt Benckiser Group PLC	271,475	21,196,598
RELX PLC	1,253,978	29,804,978
Rolls-Royce Holdings PLC *	1,322,273	12,848,313
Smiths Group PLC	534,382	10,311,339

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Tesco PLC	4,272,492	$12,631,490
WPP PLC	1,006,048	12,597,086

		233,534,375

United States - 1.0%
Amcor PLC	675,573	6,501,553
QIAGEN NV *	311,578	10,203,771

		16,705,324

Total Common Stocks (Cost $1,428,404,988)		1,594,025,363

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

U.S. Government Agency Issue - 0.9%

Federal Home Loan Bank 1.521% due 10/01/19	$15,067,000	15,067,000

Total Short-Term Investment (Cost $15,067,000)		15,067,000

TOTAL INVESTMENTS - 99.4% (Cost $1,443,471,988)		1,609,092,363

OTHER ASSETS & LIABILITIES, NET - 0.6%		9,054,232

NET ASSETS - 100.0%		$1,618,146,595

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	41.8%
Industrial	18.1%
Financial	13.2%
Basic Materials	6.9%
Consumer, Cyclical	6.7%
Technology	5.7%
Others (each less than 3.0%)	7.0%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Common Stocks
	Australia	$14,975,341	$-	$14,975,341	$-
	Belgium	22,820,322	-	22,820,322	-
	Brazil	9,708,149	9,708,149	-	-
	Canada	57,658,996	57,658,996	-	-
	China	28,165,263	28,165,263	-	-
	Denmark	43,338,962	-	43,338,962	-
	France	267,769,763	-	267,769,763	-
	Germany	162,396,989	6,688,679	155,708,310	-
	Hong Kong	45,276,081	-	45,276,081	-
	Ireland	12,487,605	12,487,605	-	-
	Israel	18,891,926	18,891,926	-	-
	Italy	32,227,543	-	32,227,543	-
	Japan	244,093,008	-	244,093,008	-
	Netherlands	56,053,682	-	56,053,682	-
	Portugal	7,248,900	-	7,248,900	-
	Singapore	18,925,361	-	18,925,361	-
	Spain	31,271,979	-	31,271,979	-
	Sweden	14,059,408	-	14,059,408	-
	Switzerland	231,051,460	-	231,051,460	-
	Taiwan	25,364,926	25,364,926	-	-
	United Kingdom	233,534,375	-	233,534,375	-
	United States	16,705,324	-	16,705,324	-

	Total Common Stocks	1,594,025,363	158,965,544	1,435,059,819	-

	Short-Term Investment	15,067,000	-	15,067,000	-

	Total	$1,609,092,363	$158,965,544	$1,450,126,819	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Australia - 2.6%

Accent Group Ltd	700,000	$806,386
Ansell Ltd	61,416	1,136,896
Appen Ltd	42,891	613,927
Asaleo Care Ltd *	700,000	460,654
Charter Hall Retail REIT	239,202	686,491
McMillan Shakespeare Ltd	74,439	821,335
Sandfire Resources NL	168,760	748,063
Shopping Centres Australasia Property Group REIT	468,279	825,038
Southern Cross Media Group Ltd	700,000	584,216

		6,683,006

Austria - 1.1%

AT&S Austria Technologie & Systemtechnik AG	35,000	601,171
IMMOFINANZ AG *	25,000	696,104
S IMMO AG	32,000	735,878
Wienerberger AG	29,215	711,185

		2,744,338

Belgium - 1.0%

Bekaert SA	28,000	802,971
D’ieteren SA	19,007	1,030,273
Orange Belgium SA	37,000	763,742

		2,596,986

Brazil - 0.4%

Yamana Gold Inc	350,000	1,109,560

Canada - 11.3%

AGF Management Ltd ‘B’	114,500	535,834
Alaris Royalty Corp	55,300	821,872
American Hotel Income Properties LP REIT	120,000	605,050
Artis REIT	76,700	728,298
B2Gold Corp *	341,700	1,111,618
Barrick Gold Corp	44,497	790,148
Boardwalk REIT	23,700	794,442
Canaccord Genuity Group Inc	167,100	658,385
Canadian Solar Inc *	36,000	679,680
Canfor Corp *	53,800	630,648
Capstone Mining Corp *	1,328,700	591,714
CI Financial Corp	50,000	729,517
Corus Entertainment Inc ‘B’	184,800	737,889
Crescent Point Energy Corp (TSE)	192,500	822,395
CT REIT	60,800	689,757
Empire Co Ltd ‘A’	43,900	1,188,582
Enerplus Corp (TSE)	150,065	1,117,969
Genworth MI Canada Inc	29,800	1,183,138
Granite REIT	16,800	813,466
High Liner Foods Inc	65,000	541,646
Hudbay Minerals Inc	141,100	509,082
Interfor Corp *	60,000	634,034
Knight Therapeutics Inc *	115,000	644,941
Martinrea International Inc	92,900	800,783
New Gold Inc *	708,200	710,953
Northland Power Inc	50,000	959,354
Northview Apartment REIT	30,000	652,602
Parex Resources Inc *	69,500	1,064,913
Points International Ltd *	58,200	638,454
Polaris Infrastructure Inc	90,800	906,047
Precision Drilling Corp (TSE) *	248,200	284,760
Real Matters Inc *	95,500	795,803
Seven Generations Energy Ltd ‘A’ *	115,500	734,053

	Shares	Value
Superior Plus Corp	87,400	$792,956
TFI International Inc	30,000	918,444
Torex Gold Resources Inc *	66,800	827,910
Trevali Mining Corp *	3,000,000	520,814
WestJet Airlines Ltd	38,800	896,162
Westshore Terminals Investment Corp	28,267	436,321

		29,500,434

China - 0.9%

China Overseas Grand Oceans Group Ltd	1,200,000	545,327
Gemdale Properties & Investment Corp Ltd	9,999,646	1,110,311
Greenland Hong Kong Holdings Ltd	2,300,000	786,632

		2,442,270

Denmark - 2.3%

Alm Brand AS	101,270	795,773
D/S Norden AS	46,599	634,951
Pandora AS	26,000	1,043,398
Royal Unibrew AS	13,925	1,147,281
Scandinavian Tobacco Group AS ‘A’ ~	60,000	702,049
SimCorp AS	10,292	903,931
Spar Nord Bank AS	96,488	869,103

		6,096,486

Egypt - 0.3%

Centamin PLC	450,015	696,655

Finland - 0.3%

Valmet OYJ	40,408	783,885

France - 3.9%

Akka Technologies	9,000	619,811
Alstom SA	22,955	950,870
Alten SA	10,449	1,192,907
CGG SA *	381,163	852,145
Criteo SA ADR *	40,000	747,600
Eiffage SA	13,772	1,427,674
Eutelsat Communications SA	34,028	632,989
Interparfums SA	14,300	612,204
IPSOS	20,149	573,970
Kaufman & Broad SA	24,864	990,358
Metropole Television SA	42,000	688,741
SPIE SA	50,000	1,000,510

		10,289,779

Germany - 4.9%

Affimed NV *	120,000	352,800
AURELIUS Equity Opportunities SE & Co KGaA	19,000	784,725
Covestro AG ~	16,048	794,088
CTS Eventim AG & Co KGaA	19,478	1,097,362
Deutsche Pfandbriefbank AG ~	68,346	833,263
DIC Asset AG	49,644	635,388
Grand City Properties SA	34,695	780,573
Hamburger Hafen und Logistik AG	37,000	921,466
HOCHTIEF AG	6,699	763,420
JOST Werke AG ~	21,000	603,124
LEG Immobilien AG	15,257	1,745,913
Salzgitter AG	18,404	309,114
Software AG	15,597	428,211
TAG Immobilien AG *	53,358	1,217,659
Talanx AG	17,641	762,307
TLG Immobilien AG	26,276	714,556

		12,743,969

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Hong Kong - 1.0%

Dah Sing Financial Holdings Ltd	105,200	$389,494
HKBN Ltd	500,000	921,445
Hysan Development Co Ltd	128,000	516,176
K Wah International Holdings Ltd	900,000	475,398
SmarTone Telecommunications Holdings Ltd	500,000	434,606

		2,737,119

Ireland - 0.4%

ICON PLC *	6,197	913,066

Israel - 1.2%

AudioCodes Ltd	39,079	738,984
Gazit-Globe Ltd	68,032	687,248
Nova Measuring Instruments Ltd *	35,380	1,124,023
Radware Ltd *	31,802	771,516

		3,321,771

Italy - 3.2%

A2A SPA	803,120	1,473,860
ACEA SPA	32,144	641,745
Banca Farmafactoring SPA ~	126,270	658,046
Banca IFIS SPA	41,133	685,614
Cerved Group SpA	90,000	784,887
Enav SPA ~	130,000	733,973
ERG SPA	38,684	780,030
Piaggio & C SPA	350,000	1,035,337
Saras SPA	393,581	673,137
Unieuro SPA ~	77,959	996,449

		8,463,078

Japan - 24.1%

Aoyama Trading Co Ltd	42,000	733,034
Asahi Diamond Industrial Co Ltd	98,000	562,310
Avex Inc	39,900	469,043
CAC Holdings Corp	50,000	602,873
Capcom Co Ltd	32,000	851,699
Cawachi Ltd	37,000	715,002
Daiho Corp	27,300	723,646
Denka Co Ltd	31,500	872,696
DMG Mori Co Ltd	60,500	864,696
Exedy Corp	30,000	588,223
Financial Products Group Co Ltd	71,600	717,513
Foster Electric Co Ltd	64,700	1,101,142
Fudo Tetra Corp	50,040	562,822
Furukawa Co Ltd	51,000	689,783
Furyu Corp	68,100	580,243
Fuyo General Lease Co Ltd	15,000	904,490
Geo Holdings Corp	40,900	486,838
Glory Ltd	25,200	708,285
Gunze Ltd	14,800	620,116
Hosiden Corp	74,200	764,178
Ichikoh Industries Ltd	83,300	625,296
Itfor Inc	128,100	977,972
Itochu Enex Co Ltd	53,100	404,858
Japan Aviation Electronics Industry Ltd	46,500	664,113
Jeol Ltd	42,400	1,012,784
Kaken Pharmaceutical Co Ltd	13,800	641,788
Kinden Corp	40,000	594,841
Kintetsu World Express Inc	67,000	947,816
Kito Corp	42,600	614,599
Kokuyo Co Ltd	74,300	1,041,736
KYORIN Holdings Inc	25,500	423,319
Look Holdings Inc	51,941	508,494
Marvelous Inc	48,000	371,026
Meidensha Corp	33,100	570,888
Meitec Corp	18,400	904,165
Mitsui E&S Holdings Co Ltd *	69,000	609,494

	Shares	Value
Mitsui Matsushima Holdings Co Ltd	27,900	$311,539
Morinaga & Co Ltd	20,900	1,017,332
Nagase & Co Ltd	44,900	630,670
NichiiGakkan Co Ltd	63,759	1,046,427
Nippon Carbon Co Ltd	15,000	533,915
Nippon Electric Glass Co Ltd	24,700	552,281
Nippon Thompson Co Ltd	141,973	596,308
Nissin Kogyo Co Ltd	42,700	601,338
Obara Group Inc	20,000	679,590
Okumura Corp	23,200	621,830
Optorun Co Ltd	21,100	604,722
OSJB Holdings Corp	265,200	606,278
PAL GROUP Holdings Co Ltd	20,000	619,271
Press Kogyo Co Ltd	160,000	670,260
Raito Kogyo Co Ltd	45,400	598,325
Relia Inc	78,000	974,991
Rengo Co Ltd	93,700	677,161
Restar Holdings Corp	18,900	307,548
Roland DG Corp	40,000	742,067
Ryobi Ltd	30,300	510,285
Ryosan Co Ltd	27,300	696,754
Sangetsu Corp	40,000	755,616
Sankyu Inc	17,800	927,953
Sanwa Holdings Corp	81,000	910,166
Seikagaku Corp	55,000	579,111
Seven Bank Ltd	360,900	991,470
Shin Nippon Biomedical Laboratories Ltd *	107,300	666,268
Shindengen Electric Manufacturing Co Ltd	13,700	444,144
Shinko Electric Industries Co Ltd	112,600	966,337
Shinoken Group Co Ltd	78,400	697,613
Ship Healthcare Holdings Inc	25,700	1,095,700
Sojitz Corp	191,800	596,666
Starts Corp Inc	29,100	712,427
Sumitomo Mitsui Construction Co Ltd	111,800	589,110
Sumitomo Seika Chemicals Co Ltd	20,000	592,796
T-Gaia Corp	23,700	480,004
Takeuchi Manufacturing Co Ltd	42,600	667,732
Tamron Co Ltd	35,100	756,798
The Musashino Bank Ltd	25,400	443,519
The Okinawa Electric Power Co Inc	55,050	867,122
Tobishima Corp	61,920	666,886
Toho Holdings Co Ltd	47,000	1,092,018
Toho Zinc Co Ltd	18,600	346,487
Tokai Rika Co Ltd	36,300	617,440
Tokyu Construction Co Ltd	47,300	363,416
Tosei Corp	110,000	1,302,967
Toshiba Machine Co Ltd	35,800	745,179
Towa Pharmaceutical Co Ltd	32,000	744,472
Toyo Construction Co Ltd	113,058	490,275
Toyota Boshoku Corp	31,400	441,622
Ube Industries Ltd	25,100	509,911
Unipres Corp	39,400	621,287
United Arrows Ltd	19,000	556,277
Unitika Ltd *	165,000	488,629
Yamaichi Electronics Co Ltd	66,000	752,675
Yumeshin Holdings Co Ltd	41,600	338,299
Yurtec Corp	85,000	518,104

		62,967,209

Jordan - 0.4%

Hikma Pharmaceuticals PLC	36,367	983,136

Netherlands - 4.1%
Aalberts NV	31,272	1,238,401
ASM International NV	9,000	828,017
ASR Nederland NV	46,487	1,715,350
BE Semiconductor Industries NV	26,128	817,318
Boskalis Westminster	28,253	588,984
Flow Traders ~	23,479	614,694

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Heijmans NV *	39,328	$329,128
Intertrust NV ~	25,373	496,359
Koninklijke Volkerwessels NV	37,616	665,833
NN Group NV	21,839	773,943
OCI NV *	29,141	687,305
SBM Offshore NV	59,625	988,791
Signify NV ~	33,964	933,419

		10,677,542

New Zealand - 0.6%

Air New Zealand Ltd	550,000	964,752
Z Energy Ltd	147,123	516,154

		1,480,906

Norway - 1.0%

Aker Solutions ASA *	130,816	352,587
Grieg Seafood ASA	55,000	673,241
Norwegian Finans Holding ASA *	69,656	587,810
SpareBank 1 SMN	92,123	997,889

		2,611,527

Peru - 0.3%

Hochschild Mining PLC	299,181	754,414

Singapore - 0.7%

CapitaLand Retail China Trust REIT	600,000	664,432
First Real Estate Investment Trust REIT	800,000	584,661
Hi-P International Ltd	700,000	573,087

		1,822,180

South Korea - 5.2%

Binggrae Co Ltd	12,000	584,877
Cheil Worldwide Inc	44,787	928,577
Daesang Corp	26,222	487,539
Dong-A ST Co Ltd	9,000	631,881
Doosan Bobcat Inc *	18,746	554,274
DY POWER Corp	50,000	412,410
Huchems Fine Chemical Corp	33,363	596,869
Hyundai Department Store Co Ltd	6,677	435,645
Hyundai Wia Corp	16,529	703,898
INTOPS Co Ltd	42,000	444,077
IS Dongseo Co Ltd	22,000	552,911
JW Life Science Corp	30,788	546,350
Korea Gas Corp	14,904	493,054
Korea Petrochemical Ind Co Ltd	4,081	434,409
Korean Reinsurance Co	90,000	602,550
Kumho Petrochemical Co Ltd	10,034	600,012
Lotte Chilsung Beverage Co Ltd	4,471	517,050
LOTTE Fine Chemical Co Ltd	17,952	683,726
Moorim P&P Co Ltd	116,587	436,799
Seegene Inc *	29,114	497,151
SFA Engineering Corp	23,620	833,773
SK Discovery Co Ltd	25,102	460,532
UniTest Inc	51,105	600,106
Value Added Technology Co Ltd	30,000	662,749

		13,701,219

Spain - 3.5%

Acerinox SA	80,882	692,656
Atlantica Yield PLC	43,731	1,053,480
Bankinter SA	137,823	869,703
Construcciones y Auxiliar de Ferrocarriles SA	21,000	953,325
Enagas SA	56,870	1,314,635
Ence Energia y Celulosa SA	117,136	445,789
Faes Farma SA	175,000	893,580
Lar Espana Real Estate Socimi SA REIT	60,000	504,211
Mediaset Espana Comunicacion SA	120,000	773,500

	Shares	Value
Sacyr SA	284,402	$728,468
Talgo SA * ~	71,185	393,263
Tecnicas Reunidas SA *	25,910	635,664

		9,258,274

Sweden - 5.4%

Axfood AB	30,000	636,942
Betsson AB *	103,414	500,508
Bilia AB ‘A’	60,000	476,231
Cellavision AB	17,000	658,926
Evolution Gaming Group AB ~	71,895	1,412,866
Fastighets AB Balder ‘B’ *	23,740	898,745
Fingerprint Cards AB ‘B’ *	465,840	943,695
Hemfosa Fastigheter AB	74,903	758,427
ICA Gruppen AB	20,000	923,671
JM AB	32,399	827,876
Lindab International AB	60,000	611,479
NetEnt AB *	163,370	503,683
Nyfosa AB *	73,751	501,960
Orexo AB *	75,000	407,771
Resurs Holding AB ~	120,000	711,009
SSAB AB ‘A’	253,102	703,727
Sweco AB ‘B’	30,000	851,804
Tethys Oil AB	70,000	556,094
Wihlborgs Fastigheter AB	73,057	1,187,209

		14,072,623

Switzerland - 6.1%

Adecco Group AG	27,000	1,494,120
Baloise Holding AG	8,379	1,501,304
Barry Callebaut AG	453	934,325
BKW AG	11,688	867,745
Cembra Money Bank AG	11,323	1,180,019
Coca-Cola HBC AG	39,503	1,290,187
Forbo Holding AG	541	803,432
Galenica AG ~	16,776	963,545
Huber & Suhner AG	8,000	515,170
Interroll Holding AG	201	372,869
Julius Baer Group Ltd	20,000	885,818
Landis&Gyr Group AG	10,335	926,385
Logitech International SA	27,327	1,110,499
PSP Swiss Property AG	11,608	1,473,774
Siegfried Holding AG	2,548	1,002,765
Sulzer AG	7,500	738,217

		16,060,174

United Kingdom - 10.7%

Aggreko PLC	68,575	700,516
Auto Trader Group PLC ~	168,237	1,054,452
Bellway PLC	42,262	1,737,396
Bovis Homes Group PLC	59,946	821,399
Charter Court Financial Services Group PLC ~	170,000	632,296
Dialog Semiconductor PLC *	31,602	1,496,698
Drax Group PLC	216,457	735,107
EI Group PLC *	234,075	809,313
Fevertree Drinks PLC	31,623	940,658
Gulf Keystone Petroleum Ltd	175,859	493,891
Hansteen Holdings PLC REIT	782,756	886,908
IG Group Holdings PLC	101,214	749,921
IMI PLC	50,000	590,190
Inchcape PLC	121,257	941,298
Intermediate Capital Group PLC	78,231	1,398,892
J.D. Wetherspoon PLC	55,000	1,048,191
Jupiter Fund Management PLC	180,000	786,798
Keller Group PLC	149,796	1,041,310
Man Group PLC	467,071	1,002,764
Mitchells & Butlers PLC *	300,000	1,412,752
OneSavings Bank PLC	170,000	772,133

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Paragon Banking Group PLC	185,000	$1,097,044
Quilter PLC ~	500,000	837,063
Redrow PLC	141,301	1,073,105
Rightmove PLC	136,017	920,322
Spirent Communications PLC	313,621	765,827
Tate & Lyle PLC	139,478	1,261,873
The Go-Ahead Group PLC	30,000	742,894
Vesuvius PLC	90,416	506,272
WH Smith PLC	29,372	717,708

		27,974,991

United States - 1.8%
Argonaut Gold Inc *	432,300	685,232
Caesarstone Ltd	45,000	747,450
CyberArk Software Ltd *	9,500	948,290
IMAX Corp *	38,500	845,075
Oxford Immunotec Global PLC *	40,000	665,200
Viemed Healthcare Inc *	113,600	783,715

		4,674,962

Total Common Stocks (Cost $261,030,191)		258,161,559

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $1,167,052; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $1,191,615)	$1,167,041	1,167,041

Total Short-Term Investment (Cost $1,167,041)		1,167,041

TOTAL INVESTMENTS - 99.1% (Cost $262,197,232)		259,328,600

OTHER ASSETS & LIABILITIES, NET - 0.9%		2,336,531

NET ASSETS - 100.0%		$261,665,131

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	22.3%
Industrial	21.3%
Consumer, Cyclical	14.3%
Consumer, Non-Cyclical	13.2%
Basic Materials	7.6%
Technology	6.4%
Communications	5.6%
Energy	4.6%
Utilities	3.4%
Others (each less than 3.0%)	0.4%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$6,683,006	$460,654	$6,222,352	$-
	Austria	2,744,338	-	2,744,338	-
	Belgium	2,596,986	-	2,596,986	-
	Brazil	1,109,560	1,109,560	-	-
	Canada	29,500,434	28,710,286	790,148	-
	China	2,442,270	-	2,442,270	-
	Denmark	6,096,486	1,571,152	4,525,334	-
	Egypt	696,655	-	696,655	-
	Finland	783,885	-	783,885	-
	France	10,289,779	747,600	9,542,179	-
	Germany	12,743,969	1,670,480	11,073,489	-
	Hong Kong	2,737,119	-	2,737,119	-
	Ireland	913,066	913,066	-	-
	Israel	3,321,771	2,634,523	687,248	-
	Italy	8,463,078	733,973	7,729,105	-
	Japan	62,967,209	-	62,967,209	-
	Jordan	983,136	-	983,136	-
	Netherlands	10,677,542	1,280,527	9,397,015	-
	New Zealand	1,480,906	-	1,480,906	-
	Norway	2,611,527	-	2,611,527	-
	Peru	754,414	-	754,414	-
	Singapore	1,822,180	-	1,822,180	-
	South Korea	13,701,219	1,513,454	12,187,765	-
	Spain	9,258,274	2,511,016	6,747,258	-
	Sweden	14,072,623	1,005,643	13,066,980	-
	Switzerland	16,060,174	-	16,060,174	-
	United Kingdom	27,974,991	7,439,599	20,535,392	-
	United States	4,674,962	4,674,962	-	-

	Total Common Stocks	258,161,559	56,976,495	201,185,064	-

	Short-Term Investment	1,167,041	-	1,167,041	-

	Total	$259,328,600	$56,976,495	$202,352,105	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Argentina - 0.4%

YPF SA ADR	626,605	$5,796,096

Belgium - 1.3%

Ageas	350,071	19,406,221

Canada - 3.1%

ARC Resources Ltd	577,165	2,748,923
Barrick Gold Corp (TSE)	1,183,610	20,476,538
Cameco Corp (NYSE)	403,681	3,834,970
Encana Corp	1,657,026	7,591,915
Kinross Gold Corp *	2,199,995	10,119,977
Tourmaline Oil Corp	307,027	3,038,173

		47,810,496

China - 4.6%

China Mobile Ltd	2,088,309	17,299,031
China Telecom Corp Ltd ‘H’	29,962,907	13,643,882
China Unicom Hong Kong Ltd	21,102,719	22,340,921
Dongfeng Motor Group Co Ltd ‘H’	19,130,613	18,176,223

		71,460,057

Denmark - 1.3%

AP Moller - Maersk AS ‘B’	15,908	17,982,918
The Drilling Co of 1972 A/S *	31,808	1,782,655

		19,765,573

Finland - 1.0%

Nokia OYJ (OMXH)	3,083,440	15,572,301

France - 11.0%

BNP Paribas SA	530,804	25,806,044
Cie de Saint-Gobain	791,912	31,037,166
Engie SA	1,081,985	17,660,338
Renault SA	252,027	14,464,614
Rexel SA	1,518,373	16,239,991
Societe Generale SA	720,195	19,727,665
TOTAL SA	832,906	43,366,707

		168,302,525

Germany - 3.6%

CECONOMY AG *	909,598	4,919,353
Daimler AG	329,975	16,405,341
Deutsche Lufthansa AG	614,475	9,754,886
E.ON SE	787,518	7,656,728
METRO AG	313,812	4,950,815
RWE AG	319,510	9,985,508
Salzgitter AG	115,457	1,939,217

		55,611,848

India - 0.9%

Canara Bank *	2,531,953	6,524,811
NTPC Ltd	940,689	1,560,458
Zee Entertainment Enterprises Ltd	1,513,933	5,675,242

		13,760,511

Ireland - 0.8%

Bank of Ireland Group PLC	3,026,805	11,993,448

	Shares	Value
Italy - 6.3%

Assicurazioni Generali SPA	997,985	$19,340,634
BPER Banca	2,000,979	7,731,097
Eni SPA	2,276,375	34,793,864
Saipem SPA *	2,550,232	11,525,967
UniCredit SPA	2,056,454	24,239,423

		97,630,985

Japan - 29.5%

Benesse Holdings Inc	133,978	3,490,142
Canon Inc	397,968	10,642,525
Chiyoda Corp *	581,673	1,525,583
Citizen Watch Co Ltd	1,394,016	6,838,999
Dai-ichi Life Holdings Inc	1,024,723	15,578,751
DeNA Co Ltd	538,371	9,517,835
Eisai Co Ltd	94,554	4,830,480
Fuji Media Holdings Inc	290,529	3,753,779
Fujitsu Ltd	140,359	11,280,679
Gree Inc	1,262,872	5,761,195
Hitachi Metals Ltd	925,256	10,048,303
Honda Motor Co Ltd	1,281,446	33,553,940
Inpex Corp	2,021,550	18,630,136
JGC Holdings Corp	879,251	11,603,770
JSR Corp	1,076,729	17,336,146
Mitsubishi Estate Co Ltd	728,000	14,076,982
Mitsubishi Heavy Industries Ltd	368,665	14,491,625
Mitsubishi Motors Corp	911,600	3,977,124
Mitsubishi UFJ Financial Group Inc	5,717,292	29,117,365
Mizuho Financial Group Inc	11,166,100	17,159,534
Nikon Corp	719,946	9,031,971
Nippon Television Holdings Inc	562,575	7,241,019
Nissan Motor Co Ltd	1,760,800	10,993,297
Nitto Denko Corp	218,450	10,585,032
Nomura Holdings Inc	4,185,380	17,791,384
Resona Holdings Inc	4,024,620	17,318,504
Shimamura Co Ltd	175,681	13,957,400
Sumitomo Mitsui Financial Group Inc	755,722	25,968,207
Sumitomo Mitsui Trust Holdings Inc	438,690	15,885,791
T&D Holdings Inc	2,241,655	23,953,715
Takeda Pharmaceutical Co Ltd	678,099	23,269,409
THK Co Ltd	349,770	9,266,525
Yahoo Japan Corp	8,621,895	24,291,184

		452,768,331

Netherlands - 4.6%

ABN AMRO Bank NV CVA ~	391,310	6,893,476
ING Groep NV	2,019,622	21,098,440
PostNL NV	2,684,616	5,949,843
Royal Dutch Shell PLC ‘B’	1,223,201	36,152,227

		70,093,986

Norway - 1.1%

Norsk Hydro ASA	4,647,300	16,363,964

Russia - 2.3%

Gazprom PJSC ADR (OTC)	33,158	228,790
Gazprom PJSC ADR (SEAQ)	2,301,465	15,864,351
LUKOIL PJSC ADR (OTC)	3,310	273,836
LUKOIL PJSC ADR (SEAQ)	125,426	10,360,468
Sberbank of Russia PJSC ADR (SEAQ)	647,328	9,181,306

		35,908,751

South Africa - 3.5%

Anglo American Platinum Ltd	100,715	6,071,695
Anglo American PLC	855,502	19,661,126
Gold Fields Ltd ADR	2,220,910	10,926,877
Impala Platinum Holdings Ltd *	1,449,241	9,119,504
MTN Group Ltd	1,207,629	7,683,857

		53,463,059

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
South Korea - 3.1%

KB Financial Group Inc	445,980	$15,917,684
KT Corp ADR	1,477,384	16,709,213
Shinhan Financial Group Co Ltd	415,645	14,523,870

		47,150,767

Spain - 1.2%

CaixaBank SA (SIBE)	7,083,086	18,578,837

Switzerland - 5.9%

Adecco Group AG	417,869	23,123,948
Julius Baer Group Ltd	407,871	18,064,969
LafargeHolcim Ltd (XVTX)	438,328	21,584,905
UBS Group AG (XVTX)	2,441,060	27,716,870

		90,490,692

Taiwan - 1.1%

Innolux Corp	24,188,790	5,143,365
MediaTek Inc	329,944	3,925,576
Shin Kong Financial Holding Co Ltd *	24,956,208	7,551,609

		16,620,550

United Kingdom - 10.5%

Babcock International Group PLC	1,302,744	8,934,644
BP PLC	4,207,136	26,634,363
BT Group PLC	6,908,851	15,153,955
Centrica PLC	9,469,316	8,586,661
HSBC Holdings PLC	3,668,234	28,106,949
J Sainsbury PLC	5,500,913	14,843,637
Kingfisher PLC	5,315,262	13,508,116
Land Securities Group PLC REIT	789,412	8,314,112
Marks & Spencer Group PLC	3,577,626	8,103,212
Standard Chartered PLC	2,557,338	21,466,086
The British Land Co PLC REIT	1,178,898	8,480,747

		162,132,482

Total Common Stocks (Cost $1,703,361,341)		1,490,681,480

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $31,216,340; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $31,842,891)	$31,216,036	$31,216,036

Total Short-Term Investment (Cost $31,216,036)		31,216,036

TOTAL INVESTMENTS - 99.1% (Cost $1,734,577,377)		1,521,897,516

OTHER ASSETS & LIABILITIES, NET - 0.9%		13,295,867

NET ASSETS - 100.0%		$1,535,193,383

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.7%
Energy	14.2%
Consumer, Cyclical	11.1%
Communications	9.7%
Basic Materials	8.9%
Industrial	8.1%
Consumer, Non-Cyclical	5.4%
Technology	3.0%
Others (each less than 3.0%)	5.0%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$5,796,096	$5,796,096	$-	$-
	Belgium	19,406,221	-	19,406,221	-
	Canada	47,810,496	47,810,496	-	-
	China	71,460,057	-	71,460,057	-
	Denmark	19,765,573	-	19,765,573	-
	Finland	15,572,301	-	15,572,301	-
	France	168,302,525	-	168,302,525	-
	Germany	55,611,848	-	55,611,848	-
	India	13,760,511	-	13,760,511	-
	Ireland	11,993,448	-	11,993,448	-
	Italy	97,630,985	-	97,630,985	-
	Japan	452,768,331	-	452,768,331	-
	Netherlands	70,093,986	-	70,093,986	-
	Norway	16,363,964	-	16,363,964	-
	Russia	35,908,751	502,626	35,406,125	-
	South Africa	53,463,059	16,998,572	36,464,487	-
	South Korea	47,150,767	16,709,213	30,441,554	-
	Spain	18,578,837	-	18,578,837	-
	Switzerland	90,490,692	-	90,490,692	-
	Taiwan	16,620,550	-	16,620,550	-
	United Kingdom	162,132,482	-	162,132,482	-

	Total Common Stocks	1,490,681,480	87,817,003	1,402,864,477	-

	Short-Term Investment	31,216,036	-	31,216,036	-

	Total	$1,521,897,516	$87,817,003	$1,434,080,513	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Consumer, Non-Cyclical - 96.5%

10X Genomics Inc ‘A’ *	4,477	$225,641
Abbott Laboratories	286,760	23,993,209
ACADIA Pharmaceuticals Inc *	9,630	346,584
Acceleron Pharma Inc *	44,730	1,767,282
Alexion Pharmaceuticals Inc *	7,870	770,788
Allakos Inc *	27,250	2,142,667
Allogene Therapeutics Inc *	7,282	198,471
Amedisys Inc *	16,270	2,131,533
Amgen Inc	55,619	10,762,833
Anthem Inc	40,860	9,810,486
Apellis Pharmaceuticals Inc *	24,349	586,567
Arena Pharmaceuticals Inc *	28,712	1,314,148
AstraZeneca PLC (United Kingdom)	75,642	6,754,000
AstraZeneca PLC ADR (United Kingdom)	43,340	1,931,664
Atreca Inc ‘A’ *	18,580	227,419
Avantor Inc *	128,964	1,895,771
Baxter International Inc	103,450	9,048,771
Becton Dickinson and Co	34,911	8,831,087
Biogen Inc *	12,488	2,907,456
BioMarin Pharmaceutical Inc *	52,860	3,562,764
Blueprint Medicines Corp *	9,140	671,516
Boston Scientific Corp *	383,268	15,595,175
Bristol-Myers Squibb Co	155,468	7,883,782
Centene Corp *	69,990	3,027,767
Charles River Laboratories International Inc *	10,610	1,404,446
Checkpoint Therapeutics Inc *	38,291	95,345
Cigna Corp	44,410	6,740,994
ConvaTec Group PLC ~ (United Kingdom)	1,078,070	2,321,847
Corbus Pharmaceuticals Holdings Inc *	35,810	174,395
Daiichi Sankyo Co Ltd (Japan)	12,000	758,273
Edwards Lifesciences Corp *	50,090	11,015,292
Eidos Therapeutics Inc *	8,961	322,327
Eli Lilly & Co	64,460	7,208,562
Encompass Health Corp	33,950	2,148,356
Envista Holdings Corp *	33,996	947,808
Exact Sciences Corp *	4,748	429,077
Galapagos NV ADR * (Belgium)	6,550	999,923
Genfit ADR * (France)	10,410	181,238
Genmab AS * (Denmark)	11,910	2,419,916
Genmab AS ADR * (Denmark)	36,986	749,336
Gilead Sciences Inc	69,680	4,416,318
GlaxoSmithKline PLC (United Kingdom)	201,920	4,328,072
Guardant Health Inc *	5,445	347,554
Halozyme Therapeutics Inc *	28,470	441,570
Hansoh Pharmaceutical Group Co Ltd * ~ (China)	782,000	2,402,020
HCA Healthcare Inc	36,891	4,442,414
Hua Medicine * ~ (China)	355,000	317,963
Humana Inc	31,540	8,063,832
Illumina Inc *	13,170	4,006,577
Incyte Corp *	24,500	1,818,635
Intuitive Surgical Inc *	17,140	9,254,400
IQVIA Holdings Inc *	23,510	3,511,924
LHC Group Inc *	16,270	1,847,621
Masimo Corp *	43,840	6,522,954
Medtronic PLC	131,368	14,269,192
Merck & Co Inc	147,836	12,444,834
Merck KGaA (Germany)	17,990	2,026,569
Mirati Therapeutics Inc *	9,670	753,390
MyoKardia Inc *	7,293	380,330
Neurocrine Biosciences Inc *	34,290	3,089,872
Nevro Corp *	14,680	1,262,040
Novo Nordisk AS ADR (Denmark)	37,980	1,963,566
Pfizer Inc	163,911	5,889,322
Principia Biopharma Inc *	4,567	128,972

	Shares	Value
QIAGEN NV *	55,250	$1,821,593
Quest Diagnostics Inc	11,610	1,242,618
Ra Pharmaceuticals Inc *	47,278	1,118,125
Reata Pharmaceuticals Inc ‘A’ *	5,551	445,690
ResMed Inc	32,780	4,428,906
Roche Holding AG (Switzerland)	6,700	1,950,802
Sanofi (France)	33,720	3,123,576
Sanofi ADR (France)	46,120	2,136,740
Sarepta Therapeutics Inc *	3,976	299,472
Seattle Genetics Inc *	23,510	2,007,754
SI-BONE Inc *	4,376	77,324
Silk Road Medical Inc *	8,641	281,092
Stryker Corp	66,950	14,481,285
Syndax Pharmaceuticals Inc *	17,936	133,982
Teladoc Health Inc *	37,490	2,538,823
Teleflex Inc	19,340	6,570,765
Theravance Biopharma Inc *	5,360	104,413
Thermo Fisher Scientific Inc	49,490	14,414,952
Tricida Inc *	12,325	380,473
UnitedHealth Group Inc	125,371	27,245,626
Urovant Sciences Ltd * (United Kingdom)	7,539	71,394
Varian Medical Systems Inc *	37,310	4,443,248
Vertex Pharmaceuticals Inc *	37,710	6,388,828
Wright Medical Group NV *	71,310	1,471,125
WuXi AppTec Co Ltd ‘H’ ~ (China)	175,280	1,914,563
Wuxi Biologics Cayman Inc * ~ (China)	125,000	1,274,612
Zimmer Biomet Holdings Inc	21,860	3,000,722
Zoetis Inc	82,620	10,293,626

		361,896,586

Industrial - 0.5%

Agilent Technologies Inc	25,880	1,983,185

Technology - 0.5%

Cerner Corp	27,760	1,892,399

Total Common Stocks (Cost $281,479,526)		365,772,170

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $8,139,781; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $8,302,879)	$8,139,702	8,139,702

Total Short-Term Investment (Cost $8,139,702)		8,139,702

TOTAL INVESTMENTS - 99.7% (Cost $289,619,228)		373,911,872

DERIVATIVES - 0.1%		242,677

OTHER ASSETS & LIABILITIES, NET - 0.2%		790,902

NET ASSETS - 100.0%		$374,945,451

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	20.0%
Medical Products	17.7%
Medical Instruments	13.4%
Medical-Biomedical/Gene	13.4%
Medical-HMO	12.8%
Diagnostic Equipment	4.4%
Medical Labs & Testing Service	3.2%
Others (each less than 3.0%)	12.6%

97.5%
Short-Term Investment	2.2%
Derivatives	0.1%
Other Assets & Liabilities, Net	0.2%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CHF	310,946	USD	318,332	10/19	HSB	$-	($6,561)
CHF	703,178	USD	719,754	10/19	WBC	-	(14,710)
DKK	5,968,823	USD	907,646	10/19	UBS	-	(35,721)
GBP	55,000	USD	68,015	10/19	CBA	-	(368)
GBP	3,172,461	USD	3,965,528	10/19	HSB	-	(63,531)
JPY	8,470,933	USD	79,822	10/19	CIT	-	(1,437)
JPY	17,039,579	USD	160,616	10/19	GSC	-	(2,943)
JPY	54,005,164	USD	510,364	10/19	UBS	-	(10,635)
USD	1,029,462	CHF	1,014,124	10/19	JPM	12,648	-
USD	277,018	DKK	1,867,993	10/19	BOA	4,142	-
USD	2,848,997	DKK	18,819,956	10/19	CIT	99,781	-
USD	405,185	DKK	2,679,640	10/19	UBS	13,744	-
USD	3,974,771	EUR	3,520,372	10/19	DUB	135,411	-
USD	6,962,771	GBP	5,562,332	10/19	CIT	121,330	-
USD	788,530	GBP	652,394	10/19	WBC	-	(13,888)
USD	230,835	JPY	24,361,340	10/19	CIT	5,411	-
USD	890,693	JPY	96,255,709	10/19	JPM	4	-

Total Forward Foreign Currency Contracts						$392,471	($149,794)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Non-Cyclical	$361,896,586	$332,622,336	$29,274,250	$-
	Industrial	1,983,185	1,983,185	-	-
	Technology	1,892,399	1,892,399	-	-

	Total Common Stocks	365,772,170	336,497,920	29,274,250	-

	Short-Term Investment	8,139,702	-	8,139,702	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	392,471	-	392,471	-

	Total Assets	374,304,343	336,497,920	37,806,423	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(149,794)	-	(149,794)	-

	Total Liabilities	(149,794)	-	(149,794)	-

	Total	$374,154,549	$336,497,920	$37,656,629	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer, Cyclical - 1.6%

Hilton Worldwide Holdings Inc	121,524	$11,315,099

Financial - 94.9%

Alexandria Real Estate Equities Inc REIT	179,581	27,662,657
American Homes 4 Rent ‘A’ REIT	670,770	17,366,235
American Tower Corp REIT	29,511	6,525,767
Americold Realty Trust REIT	232,087	8,603,465
Apartment Investment & Management Co ‘A’ REIT	381,458	19,889,220
AvalonBay Communities Inc REIT	187,924	40,465,675
Boston Properties Inc REIT	147,579	19,135,093
Cousins Properties Inc REIT	433,960	16,312,556
Crown Castle International Corp REIT	29,195	4,058,397
CubeSmart REIT	335,659	11,714,499
Duke Realty Corp REIT	334,084	11,348,833
EPR Properties REIT	175,902	13,519,828
Equinix Inc REIT	80,162	46,237,442
Equity LifeStyle Properties Inc REIT	87,535	11,694,676
Equity Residential REIT	89,383	7,710,178
Essential Properties Realty Trust Inc REIT	266,507	6,105,675
Essex Property Trust Inc REIT	89,433	29,213,289
Extra Space Storage Inc REIT	148,719	17,373,354
First Industrial Realty Trust Inc REIT	166,020	6,567,751
HCP Inc REIT	253,833	9,044,070
Healthcare Realty Trust Inc REIT	244,490	8,190,415
Healthcare Trust of America Inc ‘A’ REIT	818,503	24,047,618
Host Hotels & Resorts Inc REIT	631,675	10,921,661
Industrial Logistics Properties Trust REIT	3,543	75,289
Invitation Homes Inc REIT	1,152,850	34,135,888
Kilroy Realty Corp REIT	192,602	15,001,770
Physicians Realty Trust REIT	251,447	4,463,184
Prologis Inc REIT	592,899	50,526,853
Public Storage REIT	43,276	10,614,305
Regency Centers Corp REIT	343,989	23,903,796
Sabra Health Care REIT Inc	369,638	8,486,888
Simon Property Group Inc REIT	159,195	24,778,702
STORE Capital Corp REIT	593,523	22,203,695
Sun Communities Inc REIT	144,109	21,392,981
Sunstone Hotel Investors Inc REIT	589,370	8,097,944
Taubman Centers Inc REIT	104,496	4,266,572
Terreno Realty Corp REIT	238,443	12,182,053
VICI Properties Inc REIT	457,170	10,354,901
Welltower Inc REIT	425,577	38,578,555
Weyerhaeuser Co REIT	136,251	3,774,153

		666,545,883

Technology - 2.6%

InterXion Holding NV * (Netherlands)	220,835	17,989,219

Total Common Stocks (Cost $587,339,944)		695,850,201

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.0%

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $245,310; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $251,971)	$245,308	$245,308

Total Short-Term Investment (Cost $245,308)		245,308

TOTAL INVESTMENTS - 99.1% (Cost $587,585,252)		696,095,509

OTHER ASSETS & LIABILITIES, NET - 0.9%		6,022,425

NET ASSETS - 100.0%		$702,117,934

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by real estate sector as a percentage of net assets was as follow:

REITS-Apartments	21.2%
REITS-Diversified	13.7%
REITS-Health Care	13.2%
REITS-Office Property	11.1%
REITS-Warehouse/Industrial	11.1%
REITS-Storage	5.7%
REITS-Manufactured Homes	4.7%
REITS-Regional Malls	4.1%
REITS-Single Tenant	4.0%
REITS-Shopping Centers	3.4%
Others (each less than 3.0%)	6.9%

99.1%
Short-Term Investment	0.0%
Other Assets & Liabilities, Net	0.9%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$695,850,201	$695,850,201	$-	$-
	Short-Term Investment	245,308	-	245,308	-

	Total	$696,095,509	$695,850,201	$245,308	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Communications - 31.9%

Alibaba Group Holding Ltd ADR * (China)	6,534	$1,092,681
Alphabet Inc ‘A’ *	12,713	15,524,353
Altice USA Inc ‘A’ *	72,168	2,069,778
Amazon.com Inc *	9,352	16,234,230
Chewy Inc ‘A’ *	30,177	741,751
Facebook Inc ‘A’ *	61,764	10,998,933
GoDaddy Inc ‘A’ *	33,338	2,199,641
Netflix Inc *	1,610	430,868
RingCentral Inc ‘A’ *	10,184	1,279,722
Uber Technologies Inc *	45,705	1,392,631
Wix.com Ltd * (Israel)	10,132	1,182,810
Zendesk Inc *	15,798	1,151,358

		54,298,756

Consumer, Cyclical - 0.2%

Peloton Interactive Inc ‘A’ *	12,274	308,077

Consumer, Non-Cyclical - 13.1%

Bio-Techne Corp	8,212	1,606,842
FleetCor Technologies Inc *	6,239	1,789,220
Global Payments Inc	40,080	6,372,720
Grand Canyon Education Inc *	14,140	1,388,548
Guardant Health Inc *	13,975	892,024
IHS Markit Ltd *	28,579	1,911,364
Illumina Inc *	2,843	864,898
PayPal Holdings Inc *	37,235	3,857,174
Square Inc ‘A’ *	20,791	1,288,002
TransUnion	15,632	1,267,912
Verisk Analytics Inc	7,537	1,191,901

		22,430,605

Financial - 10.6%

Mastercard Inc ‘A’	28,151	7,644,967
Nasdaq Inc	12,695	1,261,248
Tradeweb Markets Inc ‘A’	18,900	698,922
Visa Inc ‘A’	49,316	8,482,845

		18,087,982

Industrial - 4.0%

Amphenol Corp ‘A’	17,017	1,642,141
FLIR Systems Inc	19,916	1,047,383
L3Harris Technologies Inc	13,627	2,843,137
Northrop Grumman Corp	3,417	1,280,657

		6,813,318

Technology - 38.0%

Adobe Inc *	22,945	6,338,556
Apple Inc	19,398	4,344,570
Applied Materials Inc	52,134	2,601,487
Autodesk Inc *	12,860	1,899,422
Black Knight Inc *	8,945	546,182
Blue Prism Group Plc * (United Kingdom)	38,068	444,920
CACI International Inc ‘A’ *	813	188,014
Constellation Software Inc (Canada)	1,804	1,801,685
DocuSign Inc *	13,814	855,363
DXC Technology Co	42,800	1,262,600
Electronic Arts Inc *	32,960	3,224,147
Endava PLC ADR * (United Kingdom)	56,208	2,127,473
EPAM Systems Inc *	3,080	561,546
Fidelity National Information Services Inc	31,993	4,247,391
Fiserv Inc *	52,754	5,464,787
HubSpot Inc *	9,122	1,382,986

	Shares	Value
Linx SA (Brazil)	85,900	$668,601
Marvell Technology Group Ltd	27,946	697,812
Microchip Technology Inc	34,180	3,175,664
Microsoft Corp	86,405	12,012,887
Pluralsight Inc ‘A’ *	46,577	782,261
Presidio Inc	10,906	184,311
Rakus Co Ltd (Japan)	34,400	536,512
salesforce.com Inc *	41,650	6,182,526
ServiceNow Inc *	7,582	1,924,691
Silicon Laboratories Inc *	985	109,680
The Descartes Systems Group Inc * (Canada)	25,956	1,047,761
Workday Inc ‘A’ *	516	87,699

		64,701,534

Total Common Stocks (Cost $116,606,409)		166,640,272

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

U.S. Government Agency Issue - 2.0%

Federal Home Loan Bank 1.521% due 10/01/19	$3,484,000	3,484,000

Total Short-Term Investment (Cost $3,484,000)		3,484,000

TOTAL INVESTMENTS - 99.8% (Cost $120,090,409)		170,124,272

OTHER ASSETS & LIABILITIES, NET - 0.2%		259,063

NET ASSETS - 100.0%		$170,383,335

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	13.9%
E-Commerce/Products	10.6%
Commercial Services-Finance	9.7%
Finance-Credit Card	9.5%
Web Portals/ISP	9.1%
Internet Content-Entertainment	6.7%
Data Processing/Management	6.2%
Electronic Forms	3.7%
Others (each less than 3.0%)	28.4%

97.8%
Short-Term Investment	2.0%
Other Assets & Liabilities, Net	0.2%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$54,298,756	$54,298,756	$-	$-
	Consumer, Cyclical	308,077	308,077	-	-
	Consumer, Non-Cyclical	22,430,605	22,430,605	-	-
	Financial	18,087,982	18,087,982	-	-
	Industrial	6,813,318	6,813,318	-	-
	Technology	64,701,534	63,720,102	981,432	-

	Total Common Stocks	166,640,272	165,658,840	981,432	-

	Short-Term Investment	3,484,000	-	3,484,000	-

	Total	$170,124,272	$165,658,840	$4,465,432	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.7%

Communications - 3.4%

AT&T Inc 3.253% (USD LIBOR + 0.950%) due 07/15/21 §	$7,700,000	$7,770,036
NBCUniversal Enterprise Inc 2.499% (USD LIBOR + 0.400%) due 04/01/21 § ~	7,860,000	7,877,783
Verizon Communications Inc 3.119% (USD LIBOR + 1.000%) due 03/16/22 §	7,855,000	7,975,982

		23,623,801

Consumer, Cyclical - 1.9%

BMW US Capital LLC (Germany)
2.676% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,915,000	1,919,597
2.943% (USD LIBOR + 0.640%) due 04/06/22 § ~	2,835,000	2,846,767
Daimler Finance North America LLC (Germany)
2.957% (USD LIBOR + 0.670%) due 11/05/21 § ~	1,590,000	1,594,778
3.058% (USD LIBOR + 0.900%) due 02/15/22 § ~	2,705,000	2,719,919
Toyota Motor Credit Corp 2.843% (USD LIBOR + 0.540%) due 01/08/21 §	4,205,000	4,224,632

		13,305,693

Consumer, Non-Cyclical - 2.6%

Anheuser-Busch InBev Finance Inc (Belgium) 3.513% (USD LIBOR + 1.260%) due 02/01/21 §	2,810,000	2,846,445
Bristol-Myers Squibb Co 2.548% (USD LIBOR + 0.380%) due 05/16/22 § ~	6,425,000	6,433,995
CVS Health Corp 2.822% (USD LIBOR + 0.720%) due 03/09/21 §	5,950,000	5,980,377
GlaxoSmithKline Capital PLC (United Kingdom) 2.525% (USD LIBOR + 0.350%) due 05/14/21 §	2,395,000	2,398,977

		17,659,794

Energy - 3.3%

BP Capital Markets PLC (United Kingdom) 2.382% (USD LIBOR + 0.250%) due 11/24/20 §	795,000	796,130
Enterprise Products Operating LLC
2.550% due 10/15/19	1,430,000	1,430,268
5.250% due 01/31/20	3,445,000	3,476,836
MPLX LP 3.002% (USD LIBOR + 0.900%) due 09/09/21 §	5,370,000	5,388,577
Occidental Petroleum Corp 3.437% (USD LIBOR + 1.250%) due 08/13/21 §	5,415,000	5,448,156
Phillips 66 3.053% (USD LIBOR + 0.750%) due 04/15/20 § ~	1,940,000	1,940,687
TransCanada PipeLines Ltd (Canada) 2.125% due 11/15/19	4,085,000	4,083,626

		22,564,280

	Principal Amount	Value
Financial - 12.7%

ABN AMRO Bank NV (Netherlands) 2.702% (USD LIBOR + 0.570%) due 08/27/21 § ~	$2,610,000	$2,619,096
American Express Co 2.649% (USD LIBOR + 0.525%) due 05/17/21 §	7,985,000	8,008,131
Bank of America Corp 2.756% (USD LIBOR + 0.650%) due 06/25/22 §	8,005,000	8,035,373
Capital One Financial Corp 3.052% (USD LIBOR + 0.950%) due 03/09/22 §	7,712,000	7,773,868
Citigroup Inc 3.236% (USD LIBOR + 0.960%) due 04/25/22 §	8,140,000	8,228,734
JPMorgan Chase & Co
2.652% (USD LIBOR + 0.550%) due 03/09/21 §	7,775,000	7,785,800
2.755% (USD LIBOR + 0.610%) due 06/18/22 §	880,000	882,981
Morgan Stanley 3.458% (USD LIBOR + 1.180%) due 01/20/22 §	8,135,000	8,215,436
New York Life Global Funding 2.780% (USD LIBOR + 0.440%) due 07/12/22 § ~	3,185,000	3,194,785
Royal Bank of Canada (Canada) 2.726% (USD LIBOR + 0.470%) due 04/29/22 §	6,535,000	6,550,299
The Goldman Sachs Group Inc 3.377% (USD LIBOR + 1.110%) due 04/26/22 §	8,300,000	8,373,107
US Bank NA 2.442% (USD LIBOR + 0.290%) due 05/21/21 §	4,584,000	4,587,668
Wells Fargo & Co 3.111% (USD LIBOR + 0.930%) due 02/11/22 §	8,370,000	8,422,999
Westpac Banking Corp (Australia) 3.191% (USD LIBOR + 0.850%) due 01/11/22 §	4,675,000	4,729,652

		87,407,929

Industrial - 2.2%

Caterpillar Financial Services Corp
2.382% (USD LIBOR + 0.280%) due 09/07/21 §	1,995,000	1,995,250
2.452% (USD LIBOR + 0.350%) due 12/07/20 §	4,835,000	4,844,519
Honeywell International Inc 2.557% (USD LIBOR + 0.370%) due 08/08/22 §	3,075,000	3,093,251
John Deere Capital Corp 2.502% (USD LIBOR + 0.400%) due 06/07/21 §	1,690,000	1,694,307
United Technologies Corp 2.818% (USD LIBOR + 0.650%) due 08/16/21 §	3,817,000	3,817,364

		15,444,691

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value
Technology - 0.9%

International Business Machines Corp 2.576% (USD LIBOR + 0.400%) due 05/13/21 §		$6,370,000	$6,396,661

Utilities - 1.7%

Dominion Energy Gas Holdings LLC 2.719% (USD LIBOR + 0.600%) due 06/15/21 §		6,670,000	6,700,235
Florida Power & Light Co 2.639% (USD LIBOR + 0.400%) due 05/06/22 §		4,760,000	4,761,373

			11,461,608

Total Corporate Bonds & Notes (Cost $197,689,037)			197,864,457

ASSET-BACKED SECURITIES - 7.6%

Ally Auto Receivables Trust 2.350% due 06/15/22		5,159,666	5,170,552
Capital One Multi-Asset Execution Trust
2.438% (USD LIBOR + 0.410%) due 01/15/25 §		1,500,000	1,502,270
2.658% (USD LIBOR + 0.630%) due 02/15/24 §		4,870,000	4,898,547
Capital One Prime Auto Receivables Trust 2.580% due 04/15/22		2,800,000	2,814,082
CARDS II Trust (Canada) 2.418% (USD LIBOR + 0.390%) due 05/15/24 § ~		1,840,000	1,842,894
Chase Issuance Trust
2.228% (USD LIBOR + 0.200%) due 04/17/23 §		3,481,000	3,484,730
2.578% (USD LIBOR + 0.550%) due 06/15/23 §		2,978,000	2,998,564
Citibank Credit Card Issuance Trust 2.532% (USD LIBOR + 0.490%) due 12/07/23 §		6,030,000	6,068,043
Evergreen Credit Card Trust (Canada) 2.508% (USD LIBOR + 0.480%) due 01/15/23 § ~		1,155,000	1,158,831
Ford Credit Auto Owner Trust 2.268% (USD LIBOR + 0.240%) due 02/15/22 §		3,075,000	3,075,680
GM Financial Consumer Automobile Receivables Trust 1.970% due 05/16/22 ~		3,885,964	3,885,764
Navient Student Loan Trust 2.348% (USD LIBOR + 0.330%) due 12/27/67 § ~		904,586	903,866
Nissan Auto Receivables Owner Trust 2.820% due 01/18/22		2,145,000	2,153,761
Verizon Owner Trust
2.060% due 04/20/22 ~		3,220,000	3,223,300
2.304% (USD LIBOR + 0.260%) due 09/20/22 § ~		3,759,000	3,759,059
World Omni Auto Receivables Trust 2.630% due 06/15/22		5,610,000	5,633,030

Total Asset-Backed Securities (Cost $52,490,861)			52,572,973

FOREIGN GOVERNMENT BONDS & NOTES - 23.8%

Bundesrepublik Deutschland Bundesanleihe (Germany) 3.250% due 01/04/20 ~	EUR	38,200,000	42,065,620

	Principal Amount		Value
Canadian Government (Canada) 1.250% due 02/01/20	CAD	59,400,000	$44,758,148
French Republic Government OAT (France) (0.617)% due 05/25/20 ~	EUR	31,500,000	34,472,177
United Kingdom Gilt (United Kingdom) 4.750% due 03/07/20 ~	GBP	34,400,000	43,057,984

Total Foreign Government Bonds & Notes (Cost $168,182,260)			164,353,929

SHORT-TERM INVESTMENTS - 40.1%

Repurchase Agreement - 24.0%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $165,348,004; collateralized by U.S. Treasury Notes: 2.375% - 2.875% due 08/15/23 - 08/15/24 and value $168,656,732)		$165,346,396	165,346,396

U.S. Treasury Bills - 16.1%

1.749% due 06/18/20 ‡		44,500,000	43,932,906
1.944% due 10/15/19		13,000,000	12,991,199
2.013% due 10/22/19		18,000,000	17,981,083
2.044% due 10/08/19		19,750,000	19,743,260
2.432% due 10/31/19		16,550,000	16,525,744

			111,174,192

Total Short-Term Investments (Cost $276,527,087)			276,520,588

TOTAL INVESTMENTS - 100.2% (Cost $694,889,245)			691,311,947

DERIVATIVES - (1.1%)			(7,824,905)

OTHER ASSETS & LIABILITIES, NET - 0.9%			6,373,143

NET ASSETS - 100.0%			$689,860,185

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	53,806,682	USD	36,622,272	10/19	CIT	$-	($285,833)
AUD	17,991,602	USD	12,106,549	10/19	CIT	43,443	-
AUD	35,656,747	USD	24,892,775	10/19	GSC	-	(813,253)
AUD	9,658,727	USD	6,757,583	10/19	RBC	-	(234,904)
AUD	15,157,861	USD	10,573,366	10/19	SCB	-	(337,041)
AUD	46,761,807	USD	32,485,381	10/19	SSB	-	(906,449)
BRL	608,936,247	USD	152,652,147	10/19	GSC	-	(6,249,418)
BRL	28,780,618	USD	6,955,200	10/19	SSB	-	(35,656)
CAD	24,284,204	USD	18,419,880	10/19	CIT	-	(85,243)
CAD	32,417,772	USD	24,457,795	10/19	CIT	17,707	-
CAD	21,927,084	USD	16,643,201	10/19	GSC	-	(88,196)
CAD	12,327,269	USD	9,459,811	10/19	RBC	-	(152,691)
CHF	82,176,416	USD	83,623,320	10/19	CIT	-	(1,179,023)
CHF	36,395,998	USD	37,168,364	10/19	GSC	-	(653,721)
CHF	25,793,406	USD	26,209,930	10/19	SSB	-	(332,441)
CLP	1,077,584,805	USD	1,571,923	10/19	CIT	-	(93,656)
CLP	7,294,648,788	USD	10,646,325	10/19	GSC	-	(639,277)
COP	355,178,878,000	USD	105,029,683	10/19	BRC	-	(3,033,205)
CZK	489,330,444	USD	21,535,536	10/19	CIT	-	(854,777)
CZK	284,438,822	USD	12,193,963	10/19	GSC	-	(172,617)
CZK	429,651,770	USD	18,212,529	10/19	SSB	-	(53,993)
EUR	49,090,340	USD	54,683,626	10/19	CIT	-	(1,116,992)
EUR	103,425,817	USD	116,241,425	10/19	GSC	-	(3,384,742)
EUR	6,316,905	USD	7,070,297	10/19	SCB	-	(177,386)
EUR	26,773,828	USD	29,902,607	10/19	SSB	-	(687,413)
GBP	43,301,237	USD	54,130,073	10/19	CIT	-	(856,295)
GBP	7,765,887	USD	9,774,223	10/19	RBC	-	(219,804)
GBP	8,581,474	USD	10,789,487	10/19	SCB	-	(231,647)
GBP	33,683,156	USD	42,119,334	10/19	SSB	-	(678,741)
HUF	8,717,152,696	USD	29,121,560	10/19	GSC	-	(722,374)
JPY	16,656,700,000	USD	156,001,633	10/19	BRC	-	(1,800,935)
JPY	6,958,178,872	USD	65,105,025	10/19	CIT	-	(689,142)
JPY	11,461,595,087	USD	105,981,628	10/19	CIT	124,982	-
JPY	728,831,824	USD	6,767,681	10/19	GSC	-	(20,463)
JPY	2,351,495,820	USD	21,771,880	10/19	SCB	-	(2,724)
JPY	9,998,417,396	USD	92,472,195	10/19	SSB	88,933	-
MXN	233,370,453	USD	11,923,690	10/19	CIT	-	(127,528)
MXN	476,159,920	USD	23,729,887	10/19	GSC	338,539	-
MXN	2,052,400,000	USD	104,663,022	10/19	JPM	-	(920,488)
MXN	499,854,329	USD	25,652,499	10/19	SSB	-	(386,393)
MYR	111,229,000	USD	26,635,297	10/19	BRC	-	(94,453)
NOK	467,806,210	USD	52,290,000	10/19	CIB	-	(855,094)
NOK	2,024,969,123	USD	232,250,371	10/19	CIT	-	(9,606,689)
NOK	411,983,189	USD	47,197,957	10/19	GSC	-	(1,900,746)
NOK	63,007,811	USD	7,385,661	10/19	RBC	-	(458,004)
NOK	915,621,228	USD	103,703,578	10/19	SSB	-	(3,031,780)
NZD	74,400,928	USD	47,341,590	10/19	CIT	-	(736,054)
NZD	30,244,569	USD	19,495,878	10/19	GSC	-	(550,356)
NZD	11,020,867	USD	7,363,185	10/19	RBC	-	(459,596)
NZD	63,387,788	USD	40,130,652	10/19	SSB	-	(423,865)
PLN	25,960,834	USD	6,833,633	10/19	CIT	-	(358,609)
PLN	69,536,826	USD	17,932,123	10/19	GSC	-	(588,591)
SEK	84,902,485	USD	9,024,691	10/19	CIT	-	(391,486)
SEK	580,808,642	USD	61,203,059	10/19	GSC	-	(2,144,249)
SEK	1,691,993,480	USD	175,542,388	10/19	SSB	-	(3,494,118)
TRY	69,948,204	USD	12,109,727	10/19	GSC	207,605	-
TRY	34,358,850	USD	6,023,641	10/19	SSB	26,684	-
USD	6,107,074	AUD	9,047,919	10/19	CIT	-	(3,118)
USD	53,939,487	AUD	77,925,237	10/19	CIT	1,315,436	-
USD	36,150,157	AUD	53,549,387	10/19	GSC	-	(12,526)
USD	12,286,091	AUD	17,898,274	10/19	GSC	199,125	-
USD	9,169,259	AUD	13,247,331	10/19	SCB	223,143	-
USD	71,529,522	AUD	104,537,081	10/19	SSB	934,105	-
USD	11,168,232	BRL	42,381,205	10/19	CIT	978,784	-
USD	26,304,640	BRL	100,957,209	10/19	GSC	2,032,131	-
USD	52,290,000	CAD	69,148,296	10/19	CIB	82,857	-
USD	12,148,641	CAD	16,127,321	10/19	CIT	-	(27,528)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	38,511,746	CAD	50,756,676	10/19	CIT	$190,325	$-
USD	12,735,684	CAD	16,925,597	10/19	GSC	-	(43,186)
USD	42,493,651	CAD	55,566,304	10/19	GSC	540,947	-
USD	152,124,889	CAD	200,350,000	10/19	MSC	860,118	-
USD	77,765,129	CAD	101,882,039	10/19	SSB	843,924	-
USD	154,291,767	CHF	151,300,281	10/19	CIT	2,498,273	-
USD	32,814,253	CHF	32,188,813	10/19	GSC	520,510	-
USD	9,192,080	CHF	9,048,812	10/19	SCB	113,770	-
USD	191,385,312	CHF	188,690,097	10/19	SSB	2,080,120	-
USD	11,888,903	CLP	8,372,165,347	10/19	GSC	403,681	-
USD	21,517,778	CZK	489,346,555	10/19	GSC	836,338	-
USD	256,775,723	EUR	228,422,154	10/19	CIT	7,524,932	-
USD	43,308,850	EUR	38,710,533	10/19	GSC	1,068,504	-
USD	26,111,407	EUR	23,580,000	10/19	JPM	381,269	-
USD	13,374,031	EUR	11,778,980	10/19	RBC	520,986	-
USD	12,242,430	GBP	9,981,191	10/19	CIT	-	(37,491)
USD	12,625,402	GBP	10,260,067	10/19	CIT	2,379	-
USD	21,414,694	GBP	17,528,670	10/19	GSC	-	(150,936)
USD	48,642,222	GBP	39,057,655	10/19	GSC	589,348	-
USD	52,076,541	HUF	15,716,700,000	10/19	BRC	873,871	-
USD	17,322,763	HUF	5,002,814,051	10/19	CIT	1,024,340	-
USD	12,514,712	HUF	3,715,230,016	10/19	GSC	411,045	-
USD	6,036,679	HUF	1,847,827,324	10/19	SSB	16,732	-
USD	53,451,813	JPY	5,680,504,837	10/19	CIT	864,097	-
USD	101,600,264	JPY	10,921,554,488	10/19	GSC	493,122	-
USD	14,342,842	JPY	1,539,266,627	10/19	RBC	92,961	-
USD	10,563,964	JPY	1,138,647,415	10/19	SCB	22,847	-
USD	8,779,960	JPY	942,344,034	10/19	SSB	56,137	-
USD	6,052,274	KRW	7,262,729,033	10/19	SSB	-	(7,445)
USD	38,298,205	MXN	746,585,205	10/19	CIT	560,609	-
USD	12,343,636	MXN	244,823,669	10/19	GSC	-	(31,451)
USD	48,516,301	MXN	948,268,583	10/19	GSC	584,229	-
USD	12,137,510	MXN	243,335,226	10/19	SSB	-	(162,341)
USD	27,109,850	NOK	231,829,375	10/19	CIT	1,620,402	-
USD	49,894,390	NOK	445,263,714	10/19	SSB	938,013	-
USD	105,456,263	NZD	164,140,000	10/19	CIB	2,637,213	-
USD	61,479,872	NZD	93,493,984	10/19	CIT	2,914,242	-
USD	27,910,251	NZD	42,609,959	10/19	GSC	1,218,918	-
USD	26,483,371	NZD	39,960,339	10/19	SCB	1,451,788	-
USD	38,546,499	NZD	58,240,889	10/19	SSB	2,063,784	-
USD	24,194,073	PLN	95,493,765	10/19	GSC	376,489	-
USD	60,431,934	SEK	582,977,467	10/19	CIT	1,152,589	-
USD	2,464,405	SEK	22,979,464	10/19	RBC	127,766	-
USD	10,659,027	SEK	99,708,803	10/19	SCB	520,260	-
USD	36,752,487	SEK	350,566,615	10/19	SSB	1,105,554	-
USD	104,016,000	THB	3,185,490,000	10/19	BRC	-	(160,926)
USD	5,546,436	ZAR	83,278,121	10/19	SSB	58,499	-
ZAR	174,514,797	USD	12,144,384	10/19	CIT	-	(644,050)
ZAR	36,473	USD	2,564	10/19	GSC	-	(161)

Total Forward Foreign Currency Contracts						$46,774,405	($54,599,310)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$197,864,457	$-	$197,864,457	$-
	Asset-Backed Securities	52,572,973	-	52,572,973	-
	Foreign Government Bonds & Notes	164,353,929	-	164,353,929	-
	Short-Term Investments	276,520,588	-	276,520,588	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	46,774,405	-	46,774,405	-

	Total Assets	738,086,352	-	738,086,352	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(54,599,310)	-	(54,599,310)	-

	Total Liabilities	(54,599,310)	-	(54,599,310)	-

	Total	$683,487,042	$-	$683,487,042	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.4%

Floating Rate Income Portfolio ‘P’ *	45,397	$571,234
Inflation Managed Portfolio ‘P’ *	25,129	317,267
Emerging Markets Debt Portfolio ‘P’ *	100,437	1,263,191
Emerging Markets Portfolio ‘P’ *	19,973	378,589
International Small-Cap Portfolio ‘P’ *	33,060	443,310
Real Estate Portfolio ‘P’ *	21,216	649,212
Currency Strategies Portfolio ‘P’ *	232,915	2,714,717

Total Affiliated Mutual Funds (Cost $6,159,267)		6,337,520

TOTAL INVESTMENTS - 100.4% (Cost $6,159,267)		6,337,520

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(22,600)

NET ASSETS - 100.0%		$6,314,920

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$6,337,520	$6,337,520	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 85.2%

Money Market Funds - 24.4%

BlackRock Liquidity Funds T-Fund Portfolio 1.870%	20,814,795	$20,814,795
Dreyfus Treasury Obligations Cash Management Fund 1.840%	20,814,796	20,814,796

		41,629,591

	Principal Amount

Repurchase Agreement - 16.2%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $27,753,331; collateralized by U.S. Treasury Notes: 2.750% due 07/31/23 and value $28,312,773)	$27,753,061	27,753,061

U.S. Treasury Bills - 44.6%

2.440% due 10/03/19	9,830,000	9,829,098
2.453% due 10/17/19	19,590,000	19,574,509
2.458% due 10/10/19 ‡	15,774,000	15,767,004
2.463% due 10/24/19 ‡	31,146,000	31,110,530

		76,281,141

Total Short-Term Investments (Cost $145,643,341)		145,663,793

TOTAL INVESTMENTS - 85.2% (Cost $145,643,341)		145,663,793

DERIVATIVES - (6.9%)		(11,718,059)

OTHER ASSETS & LIABILITIES, NET - 21.7%		36,973,831

NET ASSETS - 100.0%		$170,919,565

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	10/19	10	$1,255,826	$1,264,669	$8,843
CAC 40 Index	10/19	54	3,294,958	3,340,741	45,783
DAX Index	12/19	9	3,032,054	3,043,659	11,605
FTSE 100 Index	12/19	59	5,290,615	5,356,244	65,629
Hang Seng Index	10/19	6	995,286	996,798	1,512
IBEX 35 Index	10/19	7	686,881	704,408	17,527
MSCI Singapore Index	10/19	2	51,989	51,984	(5)
OMX Index	10/19	58	972,515	970,835	(1,680)
S&P 500 E-Mini Index	12/19	382	57,457,182	56,889,350	(567,832)
S&P/TSE 60 Index	12/19	4	602,444	601,487	(957)
SPI 200 Index	12/19	21	2,362,597	2,367,759	5,162
TOPIX Index	12/19	44	6,282,337	6,462,150	179,813

Total Futures Contracts					($234,600)

(b)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	742,752	USD	504,791	12/19	CIT	$-	($2,245)
AUD	735,752	USD	494,719	12/19	CIT	3,090	-
AUD	742,748	USD	504,789	12/19	JPM	-	(2,246)
AUD	735,748	USD	494,717	12/19	JPM	3,090	-
CAD	682,322	USD	517,944	12/19	CIT	-	(2,265)
CAD	1,273,176	USD	958,384	12/19	CIT	3,848	-
CAD	682,324	USD	517,946	12/19	JPM	-	(2,265)
CAD	1,273,178	USD	958,387	12/19	JPM	3,847	-
CHF	1,339,512	USD	1,372,595	12/19	CIT	-	(21,328)
CHF	1,339,488	USD	1,372,573	12/19	JPM	-	(21,330)
DKK	1,762,500	USD	264,140	12/19	CIT	-	(5,202)
DKK	1,762,500	USD	264,141	12/19	JPM	-	(5,202)
EUR	4,077,492	USD	4,541,417	12/19	CIT	-	(70,696)
EUR	4,077,508	USD	4,541,440	12/19	JPM	-	(70,701)
GBP	698,436	USD	865,979	12/19	CIT	-	(4,490)
GBP	1,194,560	USD	1,463,624	12/19	CIT	9,811	-
GBP	698,440	USD	865,986	12/19	JPM	-	(4,491)
GBP	1,194,564	USD	1,463,631	12/19	JPM	9,810	-
HKD	4,102,500	USD	523,211	12/19	CIT	622	-
HKD	4,102,500	USD	523,212	12/19	JPM	622	-
ILS	300,000	USD	85,700	12/19	CIT	955	-
ILS	300,000	USD	85,700	12/19	JPM	955	-
JPY	366,959,500	USD	3,476,756	12/19	CIT	-	(64,399)
JPY	366,959,500	USD	3,476,760	12/19	JPM	-	(64,403)
NOK	823,500	USD	91,725	12/19	CIT	-	(1,097)
NOK	823,500	USD	91,725	12/19	JPM	-	(1,096)
NZD	56,504	USD	36,118	12/19	CIT	-	(672)
NZD	56,496	USD	36,112	12/19	JPM	-	(673)
SEK	3,472,496	USD	361,180	12/19	CIT	-	(6,566)
SEK	3,472,504	USD	361,181	12/19	JPM	-	(6,566)
SGD	255,500	USD	184,072	12/19	CIT	953	-
SGD	255,500	USD	184,072	12/19	JPM	954	-
USD	12,878	HKD	101,000	12/19	CIT	-	(18)
USD	12,878	HKD	101,000	12/19	JPM	-	(17)
USD	2,853	ILS	10,000	12/19	CIT	-	(36)
USD	2,853	ILS	10,000	12/19	JPM	-	(36)
USD	2,522	SGD	3,500	12/19	CIT	-	(13)
USD	2,522	SGD	3,500	12/19	JPM	-	(13)

Total Forward Foreign Currency Contracts						$38,557	($358,066)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Swap agreements outstanding as of September 30, 2019 were as follows:

Total Return Basket Swaps

Counterparty	Payment Frequency	Currency	Expiration Date(s) (1)	Notional Amount Long (2)	Notional Amount Short (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities
GSC	M	USD	05/11/23 - 09/13/24	$145,838,471	($141,367,923)	$535,842	$1,742,143	$3,264,247
JPM	M	AUD	11/18/19 - 10/26/20	5,772,113	(4,868,644)	(775,186)	(8,915)	137,198
JPM	M	GBP	10/11/19 - 10/30/20	20,743,412	(20,071,768)	(1,153,596)	(552,652)	70,700
JPM	M	HKD	11/04/19 - 10/27/20	3,688,795	(3,189,372)	(443,324)	(7,663)	63,762
JPM	M	SGD	10/29/19 - 08/31/20	787,829	(640,572)	(158,726)	(3,829)	(7,640)
MSC	M	CAD	05/04/20	8,354,696	(8,239,043)	99,965	6,375	209,243
MSC	M	CHF	05/04/20	9,313,063	(8,685,292)	(25,678)	(20,729)	622,822
MSC	M	DKK	05/01/20	4,786,446	(4,040,981)	(127,974)	(1,453)	618,944
MSC	M	EUR	05/04/20	64,910,334	(38,943,120)	(2,024,941)	(11,617)	23,953,890
MSC	M	JPY	05/01/20	47,329,140	(41,845,413)	(6,358,871)	(55,235)	(819,909)
MSC	M	NOK	05/04/20	1,988,872	(1,537,211)	(379,345)	(11,199)	83,515
MSC	M	SEK	05/04/20	6,500,211	(4,521,049)	(420,441)	(5,498)	1,564,219
MSC	M	USD	07/31/20	329,591	(10,475)	(28,087)	(5,773)	296,802

				$320,342,973	($277,960,863)	($11,260,362)	$1,063,955	$30,057,793

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees, Including Cash.
(4)	Net Dividends and Financing Fees, Including Cash includes the gains (losses) realized within the swap when the swap resets.

The percentages shown below are based on total net assets.

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR and the 1-Day USD Federal Funds plus or minus a specified spread (rates range from (7.955%) - 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	05/11/23- 09/13/24

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 87.8%

Switzerland - 0.0%

Garrett Motion Inc	7,130	$71,014

United Kingdom - 0.1%

Janus Henderson Group PLC	3,504	78,700
Liberty Global PLC ‘C’	2,495	59,356

		138,056

United States - 87.7%

2U Inc	6,434	104,746
3M Co	2,750	452,100
Abbott Laboratories	200	16,734
AbbVie Inc	843	63,832
ABIOMED Inc	175	31,131
Accenture PLC ‘A’	376	72,324
ACI Worldwide Inc	2,545	79,722
Acuity Brands Inc	529	71,304
Adobe Inc	304	83,980
Adtalem Global Education Inc	5,925	225,683
Advance Auto Parts Inc	522	86,339
Aflac Inc	7,135	373,303
AGCO Corp	4,536	343,375
Agilent Technologies Inc	12,185	933,737
Air Products & Chemicals Inc	318	70,551
Akamai Technologies Inc	6,079	555,499
Alcoa Corp	5,165	103,662
Alexion Pharmaceuticals Inc	6,459	632,594
Align Technology Inc	1,708	309,011
Alkermes PLC	21,779	424,908
Allegion PLC	32	3,317
ALLETE Inc	4,062	355,059
Alliance Data Systems Corp	1,281	164,135
Allison Transmission Holdings Inc	7,768	365,484
Alteryx Inc	247	26,535
Altria Group Inc	9,530	389,777
Amazon.com Inc	259	449,601
AMC Networks Inc ‘A’	18,565	912,655
Amdocs Ltd	12,672	837,746
American Airlines Group Inc	2,772	74,761
American Eagle Outfitters Inc	6,584	106,792
American Express Co	103	12,183
American Financial Group Inc	1,650	177,953
Ameriprise Financial Inc	6,307	927,760
AmerisourceBergen Corp	343	28,239
AMETEK Inc	1,800	165,276
Amgen Inc	1,828	353,736
Amphenol Corp	29	2,799

Referenced Entity	Shares	Value
Analog Devices Inc	4,233	$472,953
ANSYS Inc	222	49,142
Antero Resources Corp	63,454	191,631
Anthem Inc	301	72,270
Apple Hospitality Inc REIT	2,908	48,215
Apple Inc	4,051	907,302
Applied Materials Inc	24,786	1,236,821
Arch Capital Group Ltd	897	37,656
Archer-Daniels-Midland Co	8,606	353,448
Armstrong World Industries Inc	935	90,415
Arrow Electronics Inc	8,794	655,857
Aspen Technology Inc	3,531	434,595
Associated Banc-Corp	24,487	495,862
Assured Guaranty Ltd	13,216	587,583
Athene Holding Ltd ‘A’	16,146	679,101
Avalara Inc	181	12,179
Avery Dennison Corp	1,104	125,381
Avnet Inc	19,455	865,456
Axis Capital Holdings Ltd	666	44,436
BankUnited Inc	7,360	247,443
Baxter International Inc	7,455	652,089
Belden Inc	5,618	299,664
Berry Global Group Inc	9,022	354,294
Best Buy Co Inc	7,226	498,522
Bio-Rad Laboratories Inc ‘A’	2,200	732,028
Biogen Inc	7,139	1,662,102
BlackRock Inc	79	35,206
Booz Allen Hamilton Holding Corp	7,070	502,111
BorgWarner Inc	4,048	148,481
Boston Scientific Corp	482	19,613
Boyd Gaming Corp	1,702	40,763
Bright Horizons Family Solutions Inc	37	5,643
Bristol-Myers Squibb Co	4,593	232,911
Broadcom Inc	653	180,274
Bruker Corp	4,041	177,521
Brunswick Corp	120	6,254
Bunge Ltd	6,549	370,804
Cable One Inc	124	155,583
Cabot Corp	5,579	252,840
CACI International Inc	2,606	602,664
Cadence Design Systems Inc	8,102	535,380
Callon Petroleum Co	3,581	15,542
Capital One Financial Corp	3,917	356,369
Cardinal Health Inc	10,023	472,985
Carlisle Cos Inc	301	43,808
Cars.com Inc	23,231	208,614
Caterpillar Inc	2,949	372,488
CBS Corp ‘B’	19,732	796,581
CDK Global Inc	5,827	280,220
CDW Corp	5,987	737,838
Celanese Corp	3,012	368,337

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Centene Corp	500	$21,630
Centennial Resource Development Inc/DE	32,784	148,020
Cerner Corp	5,400	368,118
Charles River Laboratories International Inc	5,543	733,727
Chipotle Mexican Grill Inc	219	184,063
Ciena Corp	9,876	387,435
Cigna Corp	88	13,358
Cimarex Energy Co	4,161	199,478
Cintas Corp	50	13,405
Cirrus Logic Inc	11,170	598,489
Cisco Systems Inc	27,053	1,336,689
CIT Group Inc	5,181	234,751
Citizens Financial Group Inc	9,549	337,748
Citrix Systems Inc	462	44,592
Clean Harbors Inc	3,432	264,950
CNA Financial Corp	2,537	124,947
CNO Financial Group Inc	383	6,063
Cognizant Technology Solutions Corp ‘A’	7,479	450,722
Colgate-Palmolive Co	15,349	1,128,305
Comcast Corp ‘A’	16,347	736,923
Comerica Inc	8,684	573,057
CommScope Holding Co Inc	8,223	96,702
CommVault Systems Inc	10,883	486,579
Conduent Inc	13,201	82,110
ConocoPhillips	2,293	130,655
Consolidated Edison Inc	3,059	288,984
Constellation Brands Inc ‘A’	584	121,052
Cracker Barrel Old Country Store Inc	1,286	209,168
Crane Co	8,285	668,020
Credit Acceptance Corp	95	43,824
Crown Castle International Corp	264	36,699
CSX Corp	249	17,248
Cummins Inc	7,511	1,221,814
Curtiss-Wright Corp	6,716	868,849
Dana Inc	24,450	353,058
Danaher Corp	3,088	446,000
Deckers Outdoor Corp	6,939	1,022,531
Delphi Technologies PLC	22,281	298,565
Delta Air Lines Inc	14,009	806,918
Deluxe Corp	12,380	608,601
DENTSPLY SIRONA Inc	5,644	300,882
Devon Energy Corp	17,152	412,677
Dick’s Sporting Goods Inc	5,887	240,248
Dollar General Corp	1,385	220,132
Dollar Tree Inc	1,165	132,996
Domtar Corp	2,450	87,735
Dow Inc	896	42,694
Dropbox Inc ‘A’	1,838	37,072
DXC Technology Co	16,885	498,108
E*TRADE Financial Corp	817	35,695
Eastman Chemical Co	9,034	666,980
Eaton Corp PLC	9,749	810,629
eBay Inc	27,055	1,054,604
Ecolab Inc	57	11,288
Edgewell Personal Care Co	3,333	108,289
Edwards Lifesciences Corp	1,168	256,855
Electronic Arts Inc	10,181	995,905
Eli Lilly & Co	1,984	221,871
EMCOR Group Inc	7,480	644,178
Emerson Electric Co	6,333	423,424
EPAM Systems Inc	348	63,447
Evercore Inc	856	68,566
Everest Re Group Ltd	1,533	407,916
Exelixis Inc	29,911	528,976
Exelon Corp	30,229	1,460,363
Extended Stay America Inc	8,305	121,585
F5 Networks Inc	6,389	897,143
Facebook Inc ‘A’	2,321	413,324
Fair Isaac Corp	747	226,729
Federated Investors Inc ‘B’	1,064	34,484
Fidelity National Financial Inc	3,189	141,623

Referenced Entity	Shares	Value
Fifth Third Bancorp	14,450	$395,641
First American Financial Corp	11,183	659,909
First Citizens BancShares Inc/NC ‘A’	436	205,596
Flex Ltd	39,608	414,498
Fluor Corp	2,585	49,451
Foot Locker Inc	2,208	95,297
Ford Motor Co	4,201	38,481
Fortinet Inc	3,538	271,577
Franklin Resources Inc	9,971	287,763
Garmin Ltd	9,220	780,842
General Dynamics Corp	2,300	420,279
General Mills Inc	872	48,065
General Motors Co	3,412	127,882
Genpact Ltd	1,422	55,103
Gilead Sciences Inc	15,093	956,594
Globus Medical Inc ‘A’	2,662	136,081
Graco Inc	957	44,060
GrafTech International Ltd	18,388	235,366
Graham Holdings Co ‘B’	1,006	667,431
Grand Canyon Education Inc	874	85,827
Halliburton Co	3,880	73,138
HCA Healthcare Inc	448	53,948
HD Supply Holdings Inc	12,569	492,391
Helen of Troy Ltd	59	9,302
Henry Schein Inc	666	42,291
Herman Miller Inc	16,027	738,684
Hewlett Packard Enterprise Co	1,840	27,913
Hexcel Corp	664	54,534
Hill-Rom Holdings Inc	2,104	221,404
Hilton Grand Vacations Inc	1,977	63,264
Hilton Worldwide Holdings Inc	2,067	192,458
HollyFrontier Corp	3,063	164,299
Hologic Inc	8,705	439,515
Honeywell International Inc	6,112	1,034,150
Horizon Therapeutics PLC	429	11,682
Host Hotels & Resorts Inc	2,609	45,110
HP Inc	58,940	1,115,145
HubSpot Inc	209	31,686
Humana Inc	617	157,748
Huntington Ingalls Industries Inc	4,307	912,180
Huntsman Corp	4,615	107,345
IAC/InterActiveCorp	32	6,975
IDACORP Inc	4,786	539,239
IDEX Corp	360	58,997
Illinois Tool Works Inc	541	84,661
Incyte Corp	4,522	335,668
Ingersoll-Rand PLC	6,275	773,143
Ingredion Inc	7,550	617,137
Inogen Inc	9,860	472,393
Insperity Inc	3,830	377,715
Intel Corp	21,257	1,095,373
Intercontinental Exchange Inc	420	38,753
International Bancshares Corp	809	31,244
International Business Machines Corp	6,098	886,771
International Paper Co	23,435	980,052
Intuit Inc	2,557	680,009
IQVIA Holdings Inc	195	29,129
ITT Inc	10,309	630,808
Jabil Inc	4,804	171,839
Jazz Pharmaceuticals PLC	3,542	453,872
JetBlue Airways Corp	15,469	259,106
John Wiley & Sons Inc ‘A’	5,362	235,606
Johnson & Johnson	6,693	865,940
Johnson Controls International PLC	5,726	251,314
JPMorgan Chase & Co	591	69,555
Juniper Networks Inc	19,161	474,235
KAR Auction Services Inc	4,830	118,577
Kennametal Inc	6,040	185,670
Kimberly-Clark Corp	10,583	1,503,315
KLA Corp	816	130,111
Kohl’s Corp	8,385	416,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
L Brands Inc	7,132	$139,716
L3Harris Technologies Inc	209	43,606
Lam Research Corp	3,563	823,445
Landstar System Inc	86	9,682
Las Vegas Sands Corp	13,639	787,789
Lear Corp	4,877	574,998
Lincoln Electric Holdings Inc	3,016	261,668
Lincoln National Corp	8,993	542,458
LivaNova PLC	401	29,590
LKQ Corp	380	11,951
Lockheed Martin Corp	2,043	796,893
LogMeIn Inc	618	43,853
Lululemon Athletica Inc	592	113,978
LyondellBasell Industries NV ‘A’	9,789	875,822
Manhattan Associates Inc	3,825	308,563
ManpowerGroup Inc	8,025	676,026
Marathon Oil Corp	8,200	100,614
Marathon Petroleum Corp	1,245	75,634
Marriott International Inc ‘A’	1,481	184,192
Marriott Vacations Worldwide Corp	446	46,210
Masco Corp	15,249	635,578
Masimo Corp	1,693	251,901
Maxim Integrated Products Inc	4,609	266,907
MAXIMUS Inc	1,082	83,595
McDonald’s Corp	2,265	486,318
McKesson Corp	5,287	722,521
MEDNAX Inc	4,591	103,848
Medtronic PLC	6,030	654,979
Merck & Co Inc	178	14,984
Mercury General Corp	4,636	259,060
MetLife Inc	18,301	863,075
MGIC Investment Corp	10,867	136,707
MGM Resorts International	842	23,340
Micron Technology Inc	16,696	715,424
Minerals Technologies Inc	565	29,996
Molson Coors Brewing Co ‘B’	5,825	334,938
Mondelez International Inc ‘A’	2,605	144,109
Monolithic Power Systems Inc	678	105,517
Monster Beverage Corp	15,228	884,138
Morgan Stanley	11,256	480,294
MSA Safety Inc	3,162	345,006
MSC Industrial Direct Co Inc ‘A’	3,412	247,472
MSCI Inc	15	3,266
Murphy USA Inc	7,425	633,353
Mylan NV	31,024	613,655
National Instruments Corp	5,575	234,094
NetApp Inc	385	20,216
NewMarket Corp	746	352,179
Nexstar Media Group Inc	1,076	110,086
NIKE Inc ‘B’	3,958	371,735
Northrop Grumman Corp	51	19,114
NorthWestern Corp	11,764	882,888
Norwegian Cruise Line Holdings Ltd	16,909	875,379
Nu Skin Enterprises Inc ‘A’	4,635	197,127
Nuance Communications Inc	464	7,568
Nucor Corp	5,560	283,060
nVent Electric PLC	28,422	626,421
NVR Inc	17	63,195
O’Reilly Automotive Inc	277	110,387
Oceaneering International Inc	201	2,724
Old Republic International Corp	3,585	84,498
Omnicom Group Inc	1,859	145,560
ON Semiconductor Corp	5,960	114,492
Oracle Corp	15,149	833,649
Oshkosh Corp	7,236	548,489
Owens Corning	60	3,792
PACCAR Inc	632	44,246
Packaging Corp of America	2,164	229,600
Palo Alto Networks Inc	185	37,709
Parker-Hannifin Corp	2,789	503,721
Patterson-UTI Energy Inc	11,863	101,429

Referenced Entity	Shares	Value
Paylocity Holding Corp	42	$4,098
PayPal Holdings Inc	420	43,508
Pegasystems Inc	1,757	119,564
Pentair PLC	8,022	303,232
PepsiCo Inc	7,809	1,070,614
PerkinElmer Inc	450	38,327
Philip Morris International Inc	2,577	195,672
Phillips 66	7,511	769,126
Pilgrim’s Pride Corp	11,139	356,949
Pinnacle West Capital Corp	5,270	511,559
Planet Fitness Inc	1,049	60,706
Polaris Inc	839	73,840
PolyOne Corp	10,632	347,135
Popular Inc	14,168	766,205
PPG Industries Inc	1,028	121,828
PRA Health Sciences Inc	2,267	224,954
Prudential Financial Inc	4,621	415,659
Public Service Enterprise Group Inc	4,321	268,248
PulteGroup Inc	20,192	738,018
PVH Corp	4,290	378,507
QIAGEN NV	3,107	102,438
Qorvo Inc	3,314	245,700
QUALCOMM Inc	9,367	714,515
Quanta Services Inc	3,907	147,685
Qurate Retail Inc	30,452	314,112
Ralph Lauren Corp	6,997	668,004
Range Resources Corp	6,198	23,676
Raymond James Financial Inc	1,626	134,080
Regal Beloit Corp	6,414	467,260
Regeneron Pharmaceuticals Inc	2,108	584,759
Reinsurance Group of America Inc	3,736	597,312
Reliance Steel & Aluminum Co	4,696	468,003
Republic Services Inc	251	21,724
Resideo Technologies Inc	5,619	80,633
Retail Properties of America Inc REIT ‘A’	3,565	43,921
Robert Half International Inc	8,683	483,296
Roper Technologies Inc	44	15,690
Ryder System Inc	1,281	66,317
salesforce.com Inc	662	98,267
Sally Beauty Holdings Inc	31,432	468,022
Sanderson Farms Inc	781	118,189
Schneider National Inc ‘B’	9,855	214,051
Seagate Technology PLC	3,645	196,065
Sealed Air Corp	6,033	250,430
Semtech Corp	4,517	219,571
Senior Housing Properties Trust REIT	3,342	30,930
ServiceMaster Global Holdings Inc	4,748	265,413
Signet Jewelers Ltd	10,341	173,315
Silgan Holdings Inc	15,012	450,885
Silicon Laboratories Inc	281	31,289
Sinclair Broadcast Group Inc	3,846	164,378
Skechers U.S.A. Inc ‘A’	10,949	408,945
Skyworks Solutions Inc	9,685	767,536
Snap-on Inc	1,726	270,188
Sonoco Products Co	4,524	263,342
Southwest Airlines Co	1,412	76,262
Southwestern Energy Co	31,155	60,129
Spirit AeroSystems Holdings Inc ‘A’	9,354	769,273
Spotify Technology SA	376	42,864
Sprouts Farmers Market Inc	5,443	105,268
SS&C Technologies Holdings Inc	1,637	84,420
Stanley Black & Decker Inc	1,037	149,753
Starbucks Corp	3,979	351,823
Steel Dynamics Inc	19,614	584,497
Synaptics Inc	1,129	45,104
Synchrony Financial	34,814	1,186,809
Synopsys Inc	1,224	167,994
Sysco Corp	778	61,773
T-Mobile US Inc	251	19,771
Take-Two Interactive Software Inc	672	84,228
TE Connectivity Ltd	6,992	651,515

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Tech Data Corp	7,985	$832,356
TEGNA Inc	33,152	514,851
Teledyne Technologies Inc	2,135	687,449
Telephone & Data Systems Inc	3,576	92,261
Terex Corp	2,062	53,550
Tetra Tech Inc	594	51,535
Texas Instruments Inc	6,005	776,086
Texas Roadhouse Inc	2,363	124,105
Textron Inc	5,541	271,287
The Allstate Corp	11,449	1,244,277
The Bank of New York Mellon Corp	5,010	226,502
The Boeing Co	841	319,975
The Boston Beer Co Inc ‘A’	515	187,501
The Clorox Co	72	10,935
The Cooper Cos Inc	362	107,514
The Estee Lauder Cos Inc ‘A’	719	143,045
The Gap Inc	3,721	64,597
The Goodyear Tire & Rubber Co	41,628	599,651
The Hanover Insurance Group Inc	972	131,745
The Hartford Financial Services Group Inc	2,235	135,463
The Home Depot Inc	903	209,514
The Interpublic Group of Cos Inc	24,943	537,771
The JM Smucker Co	272	29,925
The Michaels Cos Inc	39,822	389,857
The Procter & Gamble Co	7,572	941,805
The Progressive Corp	39	3,013
The Timken Co	10,412	453,026
The TJX Cos Inc	5,358	298,655
The Trade Desk Inc	395	74,082
The Travelers Cos Inc	76	11,300
The Walt Disney Co	1,529	199,259
The Wendy’s Co	9,854	196,883
Thermo Fisher Scientific Inc	2,087	607,880
Toll Brothers Inc	9,668	396,871
Tractor Supply Co	5,351	483,944
TripAdvisor Inc	7,458	288,475
Tupperware Brands Corp	35,798	568,114
Twitter Inc	16,067	661,960
Tyson Foods Inc ‘A’	12,082	1,040,743
Ulta Salon Cosmetics & Fragrance Inc	603	151,142
Umpqua Holdings Corp	5,458	89,839
Union Pacific Corp	118	19,114
United Continental Holdings Inc	13,623	1,204,409
United Rentals Inc	358	44,621
United States Cellular Corp	1,862	69,974
United Technologies Corp	880	120,138
United Therapeutics Corp	4,062	323,945
UnitedHealth Group Inc	1,452	315,549
Universal Health Services Inc ‘B’	669	99,514
Unum Group	15,668	465,653
Vail Resorts Inc	496	112,870
Valero Energy Corp	3,944	336,187
Valvoline Inc	5,412	119,226
Varian Medical Systems Inc	4,933	587,471
VeriSign Inc	1,179	222,395
Verizon Communications Inc	8,449	509,982
Vertex Pharmaceuticals Inc	561	95,045
VF Corp	3,116	277,293
Vishay Intertechnology Inc	42,761	723,944
Vornado Realty Trust REIT	2,630	167,452
Walgreens Boots Alliance Inc	4,197	232,136
Walmart Inc	2,639	313,197
Waste Management Inc	4,169	479,435
Waters Corp	183	40,851
Wells Fargo & Co	11,354	572,696
Werner Enterprises Inc	4,020	141,906
WESCO International Inc	16,955	809,940
West Pharmaceutical Services Inc	1,475	209,185
WestRock Co	5,036	183,562
Whirlpool Corp	1,192	188,765
White Mountains Insurance Group Ltd	87	93,960

Referenced Entity	Shares	Value
Williams-Sonoma Inc	116	$7,886
Wintrust Financial Corp	2,937	189,818
World Fuel Services Corp	16,718	667,717
WW Grainger Inc	71	21,098
WW International Inc	725	27,420
Xerox Holdings Corp	19,148	572,717
Xilinx Inc	4,242	406,808
Yum! Brands Inc	356	40,381
Zimmer Biomet Holdings Inc	2,027	278,246
Zscaler Inc	1,318	62,289

		149,804,157

Total Long Positions - 87.8%		150,013,227

Short Positions: (85.9%)

Argentina - (0.5%)

MercadoLibre Inc	1,561	(860,470)

Bermuda - (0.1%)

RenaissanceRe Holdings Ltd	970	(187,646)

Panama - (0.2%)

Copa Holdings SA ‘A’	2,492	(246,085)

Sweden - (0.3%)

Autoliv Inc	6,014	(474,384)

United Kingdom - (0.2%)

Linde PLC	1,836	(355,670)

United States - (84.5%)

Aaron’s Inc	3,869	(248,622)
Acadia Healthcare Co Inc	30,280	(941,102)
Activision Blizzard Inc	1,087	(57,524)
Adient PLC	21,178	(486,247)
ADT Inc	21,221	(133,056)
Advanced Micro Devices Inc	26,143	(757,886)
AES Corp	5,091	(83,187)
Agios Pharmaceuticals Inc	12,576	(407,462)
Air Lease Corp	5,806	(242,807)
Alaska Air Group Inc	712	(46,216)
Albemarle Corp	10,886	(756,795)
Alexandria Real Estate Equities Inc REIT	321	(49,447)
Allegheny Technologies Inc	22,919	(464,110)
Alliant Energy Corp	15,655	(844,274)
Ally Financial Inc	464	(15,386)
Alnylam Pharmaceuticals Inc	7,722	(621,003)
Alphabet Inc	74	(90,364)
Altice USA Inc	4,281	(122,779)
Amcor PLC	16,919	(164,960)
Amedisys Inc	1,175	(153,937)
AMERCO	89	(34,714)
American Electric Power Co Inc	488	(45,721)
American Tower Corp REIT	211	(46,658)
Aon PLC	279	(54,006)
Apache Corp	10,877	(278,451)
Aptiv PLC	7,163	(626,189)
Aramark	4,676	(203,780)
Arconic Inc	2,026	(52,676)
Arcosa Inc	2,419	(82,754)
Arista Networks Inc	1,299	(310,357)
Arthur J Gallagher & Co	27	(2,418)
ASGN Inc	2,509	(157,716)
Ashland Global Holdings Inc	195	(15,025)
Assurant Inc	289	(36,362)
AT&T Inc	3,057	(115,677)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Atlassian Corp PLC ‘A’	4,790	($600,858)
Atmos Energy Corp	1,018	(115,940)
Autodesk Inc	401	(59,228)
AutoNation Inc	3,674	(186,272)
AutoZone Inc	74	(80,262)
Avanos Medical Inc	7,003	(262,332)
Avis Budget Group Inc	468	(13,226)
Axalta Coating Systems Ltd	454	(13,688)
Baker Hughes a GE Co	31,027	(719,826)
Ball Corp	4,237	(308,496)
BancorpSouth Bank	17,069	(505,413)
Bank of America Corp	11,362	(331,430)
Bank of Hawaii Corp	967	(83,094)
Bank OZK	3,449	(94,054)
BB&T Corp	14,346	(765,646)
Becton Dickinson & Co	42	(10,624)
Bed Bath & Beyond Inc	26,700	(284,088)
BGC Partners Inc ‘A’	11,668	(64,174)
Bio-Techne Corp	1,060	(207,410)
BioMarin Pharmaceutical Inc	1,188	(80,071)
Blackbaud Inc	844	(76,247)
Bluebird Bio Inc	10,885	(999,461)
BOK Financial Corp	2,566	(203,099)
Booking Holdings Inc	217	(425,886)
Brinker International Inc	3,413	(145,633)
Broadridge Financial Solutions Inc	24	(2,986)
Brown-Forman Corp ‘B’	2,419	(151,865)
Burlington Stores Inc	3,673	(733,939)
BWX Technologies Inc	14,709	(841,502)
Cabot Oil & Gas Corp	134	(2,354)
Campbell Soup Co	11,817	(554,454)
Cantel Medical Corp	2,617	(195,752)
Capri Holdings Ltd	6,066	(201,149)
CarMax Inc	6,139	(540,232)
Carnival Corp	1,919	(83,879)
Carpenter Technology Corp	4,906	(253,444)
Carter’s Inc	5,030	(458,786)
Carvana Co	1,916	(126,456)
Casey’s General Stores Inc	1,543	(248,670)
Catalent Inc	14,620	(696,789)
CenterPoint Energy Inc	6,927	(209,057)
CenturyLink Inc	35,870	(447,658)
Ceridian HCM Holding Inc	12,152	(599,944)
CF Industries Holdings Inc	1,554	(76,457)
Charter Communications Inc ‘A’	4,696	(1,935,316)
Cheniere Energy Inc	19,903	(1,255,083)
Chesapeake Energy Corp	39,732	(56,022)
Chevron Corp	3,284	(389,482)
Choice Hotels International Inc	2,099	(186,727)
Chubb Ltd	262	(42,297)
Churchill Downs Inc	933	(115,184)
Cincinnati Financial Corp	664	(77,469)
Cinemark Holdings Inc	500	(19,320)
Citigroup Inc	905	(62,517)
CME Group Inc ‘A’	165	(34,871)
CMS Energy Corp	2,791	(178,484)
CNX Resources Corp	33,165	(240,778)
Cognex Corp	12,824	(630,043)
Coherent Inc	1,289	(198,145)
Colony Capital Inc REIT	118,824	(715,320)
Columbia Sportswear Co	904	(87,589)
Commerce Bancshares Inc	11,077	(671,820)
Commercial Metals Co	23,339	(405,632)
Compass Minerals International Inc	7,915	(447,118)
Conagra Brands Inc	32,091	(984,552)
Concho Resources Inc	8,308	(564,113)
Copart Inc	1,305	(104,831)
Core Laboratories NV	1,362	(63,496)
CoreLogic Inc/United States	191	(8,838)
Corning Inc	6,586	(187,833)
CoStar Group Inc	99	(58,727)

Referenced Entity	Shares	Value
Costco Wholesale Corp	102	($29,387)
Coty Inc ‘A’	12,736	(133,855)
Coupa Software Inc	3,159	(409,312)
Cousins Properties Inc REIT	9,136	(343,422)
Covetrus Inc	24,909	(296,168)
Cree Inc	1,807	(88,543)
Crown Holdings Inc	5,973	(394,576)
Cullen/Frost Bankers Inc	5,621	(497,740)
CVS Health Corp	1,167	(73,603)
CyrusOne Inc REIT	8,634	(682,949)
Darden Restaurants Inc	847	(100,132)
DaVita Inc	1,344	(76,702)
Deere & Co	1,696	(286,081)
Dell Technologies ‘C’	7,863	(407,775)
DexCom Inc	4,773	(712,323)
Digital Realty Trust Inc REIT	5,344	(693,705)
Discovery Inc ‘A’	21,661	(576,832)
DISH Network Corp ‘A’	2,929	(99,791)
DocuSign Inc	5,496	(340,312)
Dominion Energy Inc	13,654	(1,106,520)
Domino’s Pizza Inc	2,536	(620,280)
Donaldson Co Inc	321	(16,718)
Dover Corp	2,008	(199,916)
Dunkin’ Brands Group Inc	1,934	(153,482)
Dycom Industries Inc	7,773	(396,812)
Eagle Materials Inc	2,289	(206,033)
EchoStar Corp ‘A’	2,002	(79,319)
Edison International	932	(70,291)
Element Solutions Inc	42,802	(435,724)
Encompass Health Corp	676	(42,777)
Energizer Holdings Inc	14,529	(633,174)
EnerSys	904	(59,610)
EQT Corp	16,572	(176,326)
Equifax Inc	3,557	(500,363)
Equinix Inc REIT	57	(32,878)
Equitrans Midstream Corp	57,907	(842,547)
Erie Indemnity Co	1,321	(245,244)
Eversource Energy	7,674	(655,897)
Exact Sciences Corp	9,012	(814,414)
Expedia Group Inc	1,090	(146,507)
Exxon Mobil Corp	4,192	(295,997)
Fastenal Co	11,455	(374,235)
FedEx Corp	311	(45,272)
Fidelity National Information Services Inc	349	(46,333)
FireEye Inc	10,743	(143,312)
First Financial Bankshares Inc	14,026	(467,487)
First Republic Bank	10,957	(1,059,542)
First Solar Inc	1,364	(79,126)
FirstEnergy Corp	19,986	(963,925)
Fiserv Inc	1,170	(121,200)
Five Below Inc	1,240	(156,364)
FLIR Systems Inc	71	(3,734)
Floor & Decor Holdings Inc ‘A’	8,852	(452,780)
Flowers Foods Inc	822	(19,013)
FMC Corp	1,109	(97,237)
FNB Corp	20,853	(240,435)
Fortive Corp	908	(62,252)
Fox Corp	467	(14,727)
Freeport-McMoRan Inc	64,946	(621,533)
Gardner Denver Holdings Inc	6,255	(176,954)
Gartner Inc	1,992	(284,836)
GATX Corp	2,118	(164,209)
GCI Liberty Inc ‘A’	6,160	(382,351)
General Electric Co	72,497	(648,123)
Global Payments Inc	7,845	(1,247,355)
GoDaddy Inc ‘A’	3,152	(207,969)
Granite Construction Inc	22,716	(729,865)
Graphic Packaging Holding Co	549	(8,098)
Green Dot Corp	170	(4,292)
GrubHub Inc	12,457	(700,208)
Guidewire Software Inc	4,889	(515,203)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
H&R Block Inc	3,451	($81,513)
Haemonetics Corp	137	(17,281)
Hanesbrands Inc	17,971	(275,316)
Harley-Davidson Inc	5,799	(208,590)
Hasbro Inc	3,719	(441,408)
Healthcare Services Group Inc	9,117	(221,452)
HealthEquity Inc	5,994	(342,527)
HEICO Corp	2,233	(278,857)
Helmerich & Payne Inc	8,327	(333,663)
Hess Corp	12,619	(763,197)
Home BancShares Inc	29,202	(548,852)
Hormel Foods Corp	3,853	(168,492)
Huntington Bancshares Inc	16,548	(236,140)
Hyatt Hotels Corp	3,093	(227,861)
IDEXX Laboratories Inc	129	(35,079)
IHS Markit Ltd	2,273	(152,018)
Illumina Inc	427	(129,902)
Ingevity Corp	520	(44,117)
Insulet Corp	8,203	(1,352,921)
International Flavors & Fragrances Inc	9,031	(1,108,013)
International Game Technology PLC	1,698	(24,129)
Intuitive Surgical Inc	470	(253,767)
Invesco Ltd	1,721	(29,154)
Ionis Pharmaceuticals Inc	11,719	(702,085)
IPG Photonics Corp	2,742	(371,815)
j2 Global Inc	1,247	(113,253)
Jack in the Box Inc	3,910	(356,279)
Jacobs Engineering Group Inc	5,807	(531,341)
JB Hunt Transport Services Inc	2,666	(294,993)
Kansas City Southern	555	(73,821)
KB Home	16,066	(546,244)
KBR Inc	6,590	(161,719)
Kellogg Co	291	(18,726)
Kemper Corp	6,189	(482,433)
Keysight Technologies Inc	264	(25,674)
Kimco Realty Corp REIT	6,939	(144,886)
Kinder Morgan Inc	14,748	(303,956)
Kirby Corp	2,188	(179,766)
Knight-Swift Transportation Holdings Inc	23,815	(864,485)
Laboratory Corp of America Holdings	16	(2,688)
Legg Mason Inc	91	(3,475)
Leggett & Platt Inc	12,168	(498,158)
LendingTree Inc	997	(309,499)
Lennar Corp ‘A’	4,122	(230,214)
Liberty Broadband Corp ‘C’	1,986	(207,875)
Liberty Media Corp-Liberty SiriusXM	842	(35,330)
Ligand Pharmaceuticals Inc	995	(99,042)
Lions Gate Entertainment Corp ‘A’	8,435	(78,024)
Littelfuse Inc	3,031	(537,427)
Live Nation Entertainment Inc	9,627	(638,655)
LiveRamp Holdings Inc	3,658	(157,148)
Loews Corp	3,387	(174,363)
Lowe’s Cos Inc	478	(52,561)
LPL Financial Holdings Inc	76	(6,224)
Lumentum Holdings Inc	10,802	(578,555)
Macquarie Infrastructure Corp	9,363	(369,558)
Macy’s Inc	66	(1,026)
Markel Corp	294	(347,479)
MarketAxess Holdings Inc	1,699	(556,423)
Marsh & McLennan Cos Inc	1,418	(141,871)
Martin Marietta Materials Inc	2,613	(716,223)
Marvell Technology Group Ltd	20,356	(508,289)
MasTec Inc	5,689	(369,387)
Mastercard Inc ‘A’	30	(8,147)
Matador Resources Co	33,580	(555,077)
Match Group Inc	436	(31,148)
Mattel Inc	32,290	(367,783)
McCormick & Co Inc	4,747	(741,956)
Meredith Corp	7,894	(289,394)
Mettler-Toledo International Inc	42	(29,585)
Microchip Technology Inc	5,752	(534,418)

Referenced Entity	Shares	Value
Microsoft Corp	956	($132,913)
MKS Instruments Inc	1,314	(121,256)
Mohawk Industries Inc	2,277	(282,507)
MongoDB Inc	6,259	(754,084)
Motorola Solutions Inc	2,135	(363,825)
Murphy Oil Corp	15,181	(335,652)
Nabors Industries Ltd	39,628	(74,104)
National Fuel Gas Co	17,400	(816,408)
National Oilwell Varco Inc	13,797	(292,496)
NCR Corp	9,864	(311,308)
Nektar Therapeutics	36,575	(666,214)
Netflix Inc	2,585	(691,798)
NetScout Systems Inc	13,352	(307,897)
Neurocrine Biosciences Inc	3,182	(286,730)
New Jersey Resources Corp	87	(3,934)
New Relic Inc	699	(42,954)
New York Community Bancorp Inc	63,993	(803,112)
Newell Brands Inc	21,119	(395,348)
Newmont Goldcorp Corp	8,675	(328,956)
News Corp ‘A’	3,807	(52,993)
NextEra Energy Inc	3,385	(788,671)
Nielsen Holdings PLC	1,343	(28,539)
NiSource Inc	35,361	(1,058,001)
Noble Energy Inc	30,531	(685,726)
Nordson Corp	314	(45,926)
Nordstrom Inc	4,771	(160,640)
Norfolk Southern Corp	15	(2,695)
Northern Trust Corp	281	(26,223)
NOW Inc	10,659	(122,259)
NRG Energy Inc	10,703	(423,839)
Nutanix Inc ‘A’	11,525	(302,531)
NVIDIA Corp	347	(60,402)
Oasis Petroleum Inc	5,739	(19,857)
Okta Inc	7,610	(749,281)
Old Dominion Freight Line Inc	2,525	(429,174)
Olin Corp	6,929	(129,711)
Ollie’s Bargain Outlet Holdings Inc	622	(36,474)
Omega Healthcare Investors Inc REIT	14,975	(625,805)
ONEOK Inc	7,766	(572,277)
Owens-Illinois Inc	4,592	(47,160)
Papa John’s International Inc	17,048	(892,463)
Parsley Energy Inc ‘A’	12,116	(203,549)
Patterson Cos Inc	1,996	(35,569)
Paychex Inc	201	(16,637)
Paycom Software Inc	436	(91,338)
Pebblebrook Hotel Trust REIT	18,826	(523,739)
Penn National Gaming Inc	23,935	(445,789)
Penske Automotive Group Inc	3,664	(173,234)
Penumbra Inc	4,049	(544,550)
People’s United Financial Inc	1,929	(30,160)
Perrigo Co PLC	4,206	(235,073)
Pinnacle Financial Partners Inc	16,436	(932,743)
Pluralsight Inc ‘A’	11,131	(186,945)
Pool Corp	346	(69,788)
Post Holdings Inc	3,556	(376,367)
PotlatchDeltic Corp REIT	7,686	(315,779)
PPL Corp	16,837	(530,197)
Premier Inc ‘A’	13,083	(378,360)
Prestige Consumer Healthcare Inc	16,168	(560,868)
Principal Financial Group Inc	5,834	(333,355)
Prosperity Bancshares Inc	13,087	(924,335)
PTC Inc	221	(15,068)
Pure Storage Inc ‘A’	10,689	(181,072)
QEP Resources Inc	7,099	(26,266)
Quest Diagnostics Inc	1,110	(118,803)
RealPage Inc	3,375	(212,153)
RingCentral Inc ‘A’	4,338	(545,113)
Rockwell Automation Inc	60	(9,888)
Roku Inc	892	(90,770)
Rollins Inc	10,476	(356,917)
Ross Stores Inc	304	(33,394)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Royal Caribbean Cruises Ltd	1,213	($131,404)
Royal Gold Inc	4,268	(525,860)
Sabra Health Care REIT Inc	10,118	(232,309)
Sage Therapeutics Inc	7,295	(1,023,416)
SBA Communications Corp REIT	840	(202,566)
Schlumberger Ltd	6,355	(217,150)
Science Applications International Corp	1,463	(127,793)
Scientific Games Corp	24,370	(495,930)
Seattle Genetics Inc	3,652	(311,881)
SEI Investments Co	169	(10,014)
Sempra Energy	11,483	(1,695,006)
Sensient Technologies Corp	3,214	(220,641)
Service Corp International/US	754	(36,049)
ServiceNow Inc	145	(36,808)
Sirius XM Holdings Inc	90,190	(564,138)
SITE Centers Corp REIT	39,018	(589,562)
Six Flags Entertainment Corp	1,123	(57,037)
Smartsheet Inc	1,231	(44,353)
Snap Inc	21,177	(334,597)
Sotheby’s	5,455	(310,826)
Southwest Gas Holdings Inc	7,318	(666,231)
Spectrum Brands Holdings Inc	1,664	(87,726)
Spirit Realty Capital Inc REIT	4,302	(205,894)
Splunk Inc	3,548	(418,167)
Square Inc ‘A’	11,015	(682,379)
State Street Corp	597	(35,336)
Stericycle Inc	17,753	(904,160)
STERIS PLC	58	(8,380)
Sterling Bancorp	30,658	(614,999)
Stryker Corp	35	(7,571)
SVB Financial Group	3,093	(646,282)
Switch Inc ‘A’	22,286	(348,107)
Syneos Health Inc	5,641	(300,158)
SYNNEX Corp	1,038	(117,190)
Synovus Financial Corp	1,197	(42,805)
T Rowe Price Group Inc	331	(37,817)
Tapestry Inc	2,080	(54,184)
Targa Resources Corp	32,604	(1,309,703)
Target Corp	290	(31,004)
Taubman Centers Inc REIT	2,357	(96,236)
Teleflex Inc	92	(31,257)
Tempur Sealy International Inc	1,054	(81,369)
Tenet Healthcare Corp	3,010	(66,581)
Teradata Corp	3,145	(97,495)
Teradyne Inc	1,010	(58,489)
Tesla Inc	5,377	(1,295,158)
The Brink’s Co	1,626	(134,877)
The Charles Schwab Corp	12,736	(532,747)
The Chemours Co	15,765	(235,529)
The Coca-Cola Co	2,612	(142,197)
The Hain Celestial Group Inc	26,433	(567,649)
The Hershey Co	56	(8,679)
The Kraft Heinz Co	8,674	(242,308)
The Kroger Co	4,809	(123,976)
The Macerich Co REIT	13,072	(412,944)
The Madison Square Garden Co ‘A’	720	(189,734)
The Middleby Corp	776	(90,714)
The Mosaic Co	3,180	(65,190)
The New York Times Co ‘A’	8,168	(232,625)
The PNC Financial Services Group Inc	349	(48,916)
The Sherwin-Williams Co	45	(24,744)
The Southern Co	9,104	(562,354)
The Toro Co	3,416	(250,393)
The Western Union Co	854	(19,787)
The Williams Cos Inc	28,078	(675,557)
Thor Industries Inc	2,030	(114,979)
Tiffany & Co	11,726	(1,086,179)
TransDigm Group Inc	2,399	(1,249,087)
Transocean Ltd	131,360	(587,179)
TransUnion	3,384	(274,476)
TreeHouse Foods Inc	4,156	(230,450)

Referenced Entity	Shares	Value
Trex Co Inc	9,347	($849,923)
TRI Pointe Group Inc	176	(2,647)
Trimble Inc	7,650	(296,897)
Trinity Industries Inc	16,264	(320,076)
Trustmark Corp	7,694	(262,442)
Twilio Inc ‘A’	7,628	(838,775)
Tyler Technologies Inc	290	(76,125)
Ubiquiti Inc	780	(92,243)
Under Armour Inc ‘A’	34,310	(684,141)
United Bankshares Inc	16,520	(625,612)
United Parcel Service Inc ‘B’	5,419	(649,305)
United States Steel Corp	22,167	(256,029)
Uniti Group Inc REIT	20,743	(161,069)
Univar Solutions Inc	23,312	(483,957)
Universal Display Corp	2,021	(339,326)
Urban Edge Properties REIT	1,732	(34,276)
Urban Outfitters Inc	594	(16,685)
US Bancorp	1,096	(60,653)
Valaris PLC	48,362	(232,621)
Valley National Bancorp	62,226	(676,397)
Veeva Systems Inc ‘A’	19	(2,901)
VEREIT Inc REIT	102,085	(998,391)
ViaSat Inc	6,846	(515,641)
VICI Properties Inc REIT	23,222	(525,978)
Virtu Financial Inc ‘A’	42,825	(700,617)
Visa Inc ‘A’	4,307	(740,847)
Visteon Corp	6,104	(503,824)
Vistra Energy Corp	17,662	(472,105)
VMware Inc ‘A’	30	(4,502)
Vulcan Materials Co	2,340	(353,902)
Wabtec Corp	17,536	(1,260,137)
Washington Federal Inc	12,342	(456,531)
Waste Connections Inc	1,443	(132,756)
Wayfair Inc ‘A’	3,099	(347,460)
Webster Financial Corp	5,229	(245,083)
WEC Energy Group Inc	8,819	(838,687)
Welbilt Inc	47,065	(793,516)
Welltower Inc REIT	2,673	(242,307)
Western Digital Corp	7,660	(456,842)
WEX Inc	523	(105,683)
Weyerhaeuser Co REIT	17,057	(472,479)
Workday Inc ‘A’	112	(19,036)
World Wrestling Entertainment Inc ‘A’	14,175	(1,008,551)
WP Carey Inc REIT	2,534	(226,793)
WPX Energy Inc	18,800	(199,092)
Wyndham Destinations Inc	39	(1,795)
Wyndham Hotels & Resorts Inc	248	(12,832)
Wynn Resorts Ltd	119	(12,938)
Xcel Energy Inc	10,772	(698,995)
XPO Logistics Inc	6,226	(445,595)
Xylem Inc	477	(37,979)
Yelp Inc	488	(16,958)
Zayo Group Holdings Inc	10,560	(357,984)
Zebra Technologies Corp ‘A’	282	(58,196)
Zendesk Inc	5,107	(372,198)
Zillow Group Inc ‘C’	14,091	(420,194)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Zions Bancorp NA	1,781	($79,290)
Zynga Inc ‘A’	12,684	(73,821)

		(144,624,725)

Total Short Positions - (85.8%)		(146,748,980)

Total Long and Short Positions - 2.0%		$ 3,264,247

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus or minus a specified spread (rates range from (1.250%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	11/18/19 - 10/26/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 3.3%

Australia - 3.3%

AGL Energy Ltd	51,352	$664,339
Aurizon Holdings Ltd	266,118	1,060,839
Australia & New Zealand Banking Group Ltd	3,080	59,166
Beach Energy Ltd	31,216	53,283
Bendigo & Adelaide Bank Ltd	55,916	433,854
BlueScope Steel Ltd	29,189	237,084
Brambles Ltd	12,051	92,805
CIMIC Group Ltd	20,546	436,563
Evolution Mining Ltd	28,396	86,636
Flight Centre Travel Group Ltd	3,018	96,936
Fortescue Metals Group Ltd	49,210	292,908
Iluka Resources Ltd	36,069	194,815
Incitec Pivot Ltd	25,665	58,775
Newcrest Mining Ltd	5,591	129,016
Orica Ltd	2,145	32,664
Qantas Airways Ltd	35,638	151,450
Santos Ltd	12,170	63,457
South32 Ltd	244,129	430,568
Suncorp Group Ltd	3,729	34,355
Telstra Corp Ltd	330,707	783,928
WiseTech Global Ltd	1,193	28,036
Woodside Petroleum Ltd	10,104	220,743

		5,642,220

Total Long Positions - 3.3%		5,642,220

Referenced Entity	Shares	Value
Short Positions: - (3.2%)

Australia - (2.6%)

Alumina Ltd	146,685	($235,008)
Challenger Ltd	99,547	(495,754)
Computershare Ltd	4,447	(48,614)
CSL Ltd	4,974	(786,449)
Domino’s Pizza Enterprises Ltd	6,146	(192,670)
Magellan Financial Group Ltd	1,592	(55,450)
Origin Energy Ltd	5,405	(29,112)
Ramsay Health Care Ltd	14,141	(619,517)
REA Group Ltd	691	(50,517)
SEEK Ltd	50,646	(734,639)
Seven Group Holdings Ltd	2,553	(30,070)
Sydney Airport	65,815	(357,125)
Tabcorp Holdings Ltd	32,044	(104,888)
Transurban Group	23,326	(231,568)
Treasury Wine Estates Ltd	12,946	(162,496)
Viva Energy Group Ltd	25,560	(33,681)
WorleyParsons Ltd	32,259	(283,002)

		(4,450,560)

United States - (0.6%)

James Hardie Industries PLC	62,774	(1,054,462)

Total Short Positions - (3.2%)		(5,505,022)

Total Long and Short Positions - 0.1%		$137,198

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus or minus a specified spread (rates range from (16.950%) to 0.288%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	10/11/19 - 10/30/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 12.0%

Australia - 0.7%

BHP Group PLC	32,601	$696,333
Rio Tinto PLC	10,894	566,298

		1,262,631

Russia - 0.3%

Evraz PLC	94,162	541,956

Referenced Entity	Shares	Value
South Africa - 0.6%

Anglo American PLC	23,904	$549,361
Investec PLC	77,178	397,034

		946,395

Switzerland - 0.6%

Coca-Cola HBC AG	21,798	711,933
Glencore PLC	72,708	219,109

		931,042

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
United Kingdom - 9.8%

Aggreko PLC	26,209	$267,733
Ashtead Group PLC	3,579	99,530
Associated British Foods PLC	2,135	60,439
Avast PLC	6,598	31,519
Aviva PLC	108,051	530,442
Babcock International Group PLC	14,367	98,534
BAE Systems PLC	59,028	413,390
Barclays PLC	521,959	961,709
Barratt Developments PLC	112,563	896,073
Bellway PLC	12,130	498,666
Berkeley Group Holdings PLC	16,103	826,800
Britvic PLC	26,849	324,393
BT Group PLC	302,553	663,623
Centrica PLC	594,717	539,282
Close Brothers Group PLC	15,414	266,852
ConvaTec Group PLC	44,984	96,882
Diageo PLC	6,970	284,726
Direct Line Insurance Group PLC	119,359	440,376
Dixons Carphone PLC	138,551	202,423
Drax Group PLC	96,462	327,594
Dunelm Group PLC	14,122	145,508
G4S PLC	25,933	60,396
Hays PLC	179,217	332,245
Howden Joinery Group PLC	12,351	85,005
Imperial Brands PLC	8,351	187,532
Inchcape PLC	49,153	381,567
Indivior PLC	463,953	276,784
International Consolidated Airlines Group SA	46,160	269,410
JD Sports Fashion PLC	9,361	86,400
Kingfisher PLC	72,532	184,332
Legal & General Group PLC	15,366	46,902
Man Group PLC/Jersey	242,094	519,756
Marks & Spencer Group PLC	170,900	387,083
Meggitt PLC	80,042	624,408
Mondi PLC	2,505	47,964
Moneysupermarket.com Group PLC	93,673	435,629
Next PLC	4,093	311,131
Persimmon PLC	35,674	951,431
Playtech PLC	54,121	283,572
Reckitt Benckiser Group PLC	1,405	109,702
Royal Mail PLC	247,191	641,817
Spectris PLC	5,229	156,963
Standard Life Aberdeen PLC	73,839	259,331
Tate & Lyle PLC	65,264	590,451
Taylor Wimpey PLC	325,353	645,803
The Sage Group PLC	26,319	223,663
Vodafone Group PLC	27,721	55,229
WH Smith PLC	13,891	339,428
William Hill PLC	148,928	343,509

		16,813,937

Total Long Positions - 12.0%		20,495,961

Short Positions: (12.0%)

Chile - 0.0%

Antofagasta PLC	4,557	(50,307)

Germany - (0.4%)

TUI AG	62,280	(723,318)

Netherlands - (0.1%)

Royal Dutch Shell PLC ‘A’	4,323	(126,785)

Referenced Entity	Shares	Value
South Africa - (0.2%)

Old Mutual Ltd	213,171	($272,411)

Switzerland - (0.2%)

IWG PLC	21,016	(105,591)
Mediclinic International PLC	32,154	(130,868)

		(236,459)

United Arab Emirates - (0.8%)

NMC Health PLC	40,604	(1,353,296)

United Kingdom - (10.3%)

Admiral Group PLC	24,153	(628,086)
Ashmore Group PLC	19,199	(119,448)
ASOS PLC	22,121	(673,535)
AstraZeneca PLC	2,130	(190,186)
B&M European Value Retail SA	14,344	(66,882)
BBA Aviation PLC	18,287	(70,166)
Beazley PLC	74,221	(567,236)
BP PLC	77,561	(491,020)
Bunzl PLC	8,288	(216,643)
Capita PLC	104,549	(186,210)
Croda International PLC	3,457	(206,507)
CYBG PLC	146,554	(206,517)
DS Smith PLC	97,553	(431,965)
easyJet PLC	47,385	(668,778)
GVC Holdings PLC	80,452	(734,880)
Hargreaves Lansdown PLC	47,142	(1,203,632)
Hiscox Ltd	2,844	(58,036)
HSBC Holdings PLC	94,870	(726,918)
Informa PLC	69,198	(724,705)
InterContinental Hotels Group PLC	7,731	(482,456)
Intertek Group PLC	4,146	(279,076)
ITV PLC	35,794	(55,442)
J Sainsbury PLC	11,708	(31,593)
John Wood Group PLC	137,022	(638,811)
Johnson Matthey PLC	7,028	(263,978)
Jupiter Fund Management PLC	33,817	(147,817)
Lloyds Banking Group PLC	951,837	(630,991)
Melrose Industries PLC	307,637	(762,165)
Micro Focus International PLC	15,924	(223,767)
Ocado Group PLC	72,670	(1,182,025)
Pearson PLC	17,846	(161,831)
Petrofac Ltd	5,480	(26,907)
Prudential PLC	9,161	(166,008)
Quilter PLC	75,628	(126,611)
Rentokil Initial PLC	35,660	(205,025)
Rotork PLC	9,878	(37,784)
RSA Insurance Group PLC	15,370	(100,844)
Schroders PLC	6,692	(252,950)
Severn Trent PLC	20,242	(538,787)
Spirax-Sarco Engineering PLC	1,910	(184,016)
SSE PLC	25,909	(396,352)
St James’s Place PLC	93,683	(1,126,787)
Tesco PLC	94,689	(279,945)
The Weir Group PLC	37,666	(659,821)
Thomas Cook Group PLC Ω ±	254,080	-
Whitbread PLC	6,612	(348,976)
Wm Morrison Supermarkets PLC	73,336	(180,570)

		(17,662,685)

Total Short Positions - (12.0%)		(20,425,261)

Total Long and Short Positions - 0.0%		$70,700

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus or minus a specified spread (rates range from (1.199%) to 0.400%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	11/04/19 - 10/27/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 1.9%

Hong Kong - 1.9%

CK Asset Holdings Ltd	70,500	$477,644
CK Hutchison Holdings Ltd	19,500	172,148
CLP Holdings Ltd	3,000	31,533
Henderson Land Development Co Ltd	64,320	299,591
Hysan Development Co Ltd	61,000	245,990
Kerry Properties Ltd	71,000	218,617
Li & Fung Ltd	708,000	80,493
Melco International Development Ltd	40,000	95,026
New World Development Co Ltd	379,000	492,192
NWS Holdings Ltd	31,000	48,015
Sino Land Co Ltd	28,000	42,084
Sun Hung Kai Properties Ltd	10,000	143,707
Swire Properties Ltd	16,400	51,470
VTech Holdings Ltd	12,200	106,475
WH Group Ltd	415,500	372,104
Wheelock & Co Ltd	23,000	131,035
Xinyi Glass Holdings Ltd	34,000	37,451
Yue Yuen Industrial Holdings Ltd	67,000	183,050

		3,228,625

Macau - 0.0%

Wynn Macau Ltd	32,400	63,137

United States - 0.0%

Samsonite International SA	16,200	34,320

Total Long Positions - 1.9%		3,326,082

Referenced Entity	Shares	Value
Short Positions: (1.9%)

Hong Kong - (1.6%)

AIA Group Ltd	68,200	($643,197)
ASM Pacific Technology Ltd	51,600	(629,593)
Hang Seng Bank Ltd	10,500	(226,249)
HK Electric Investments Ltd	160,000	(152,494)
Hong Kong & China Gas Co Ltd	85,744	(167,126)
MTR Corp Ltd	104,474	(585,906)
Techtronic Industries Co Ltd	10,000	(69,602)
Wharf Real Estate Investment Co Ltd	42,000	(229,384)

		(2,703,551)

Italy - (0.1%)

PRADA SPA	59,400	(172,913)

Macau - (0.2%)

Galaxy Entertainment Group Ltd	10,000	(61,997)
MGM China Holdings Ltd	208,000	(323,859)

		(385,856)

Total Short Positions - (1.9%)		(3,262,320)

Total Long and Short Positions - 0.0%		$63,762

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus or minus a specified spread (rates range from (1.200%) to 0.400%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	10/29/19 - 08/31/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 0.4%

China - 0.2%

Yangzijiang Shipbuilding Holdings Ltd	399,900	$278,052

Singapore - 0.2%

ComfortDelGro Corp Ltd	178,300	309,789
Genting Singapore Ltd	81,200	51,700

		361,489

Total Long Positions - 0.4%		639,541

Referenced Entity	Shares	Value
Short Positions: (0.4%)

Singapore - (0.4%)

City Developments Ltd	6,400	($45,527)
Keppel Corp Ltd	24,600	(105,644)
Singapore Airlines Ltd	26,600	(175,940)
Singapore Telecommunications Ltd	105,000	(235,592)
Wilmar International Ltd	31,300	(84,478)

		(647,181)

Total Short Positions - (0.4%)		(647,181)

Total Long and Short Positions - 0.0%		($7,640)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus or minus a specified spread (rates range from (1.750%) to 0.330%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 5.1%

Canada - 4.8%

Air Canada	31,170	$1,016,610
Alimentation Couche-Tard Inc ‘B’	19,764	605,667
Bank of Montreal	1,054	77,631
Canadian Imperial Bank of Commerce	5,760	475,243
Canadian National Railway Co	865	77,669
Canadian Natural Resources Ltd	1,270	33,791
Canadian Pacific Railway Ltd	588	130,671
CGI Inc	2,470	195,311
CI Financial Corp	15,586	227,405
Constellation Software Inc	182	181,766
Empire Co Ltd ‘A’	19,543	529,122
Finning International Inc	2,050	35,883
Fortis Inc/Canada	1,066	45,067
Gildan Activewear Inc	14,518	515,256
Husky Energy Inc	12,713	89,433
Hydro One Ltd	2,300	42,516
Linamar Corp	7,008	227,825
Loblaw Cos Ltd	3,349	190,750
Magna International Inc	14,569	776,588
Manulife Financial Corp	18,312	335,873
Methanex Corp	8,488	301,182
Metro Inc	1,125	49,531
National Bank of Canada	1,427	71,003
Open Text Corp	4,284	174,742
Power Financial Corp	6,977	161,779
Quebecor Inc ‘B’	9,193	208,722
Seven Generations Energy Ltd ‘A’	25,170	159,966
Shaw Communications Inc ‘B’	2,651	52,086
Sun Life Financial Inc	907	40,556
Teck Resources Ltd ‘B’	22,232	360,451
The Bank of Nova Scotia	1,927	109,451
Thomson Reuters Corp	5,855	391,335
Tourmaline Oil Corp	2,720	26,916
West Fraser Timber Co Ltd	8,414	336,598

		8,254,395

United States - 0.3%

Bausch Health Cos Inc	1,744	38,043
BRP Inc	10,201	396,922

		434,965

Total Long Positions - 5.1%		8,689,360

Referenced Entity	Shares	Value
Short Positions: (5.0%)

Brazil - 0.0%

Yamana Gold Inc	17,808	($56,455)

Canada - (4.6%)

Agnico Eagle Mines Ltd	3,316	(177,708)
AltaGas Ltd	30,696	(450,645)
ARC Resources Ltd	5,582	(26,586)
Barrick Gold Corp	2,567	(44,409)
Bombardier Inc ‘B’	217,515	(293,884)
Brookfield Asset Management Inc ‘A’	831	(44,126)
Cameco Corp	10,090	(95,809)
Canada Goose Holdings Inc	1,095	(48,144)
Cenovus Energy Inc	40,130	(376,507)
Dollarama Inc	5,946	(212,868)
Element Fleet Management Corp	31,891	(255,157)
Enbridge Inc	12,945	(454,348)
Encana Corp	35,655	(163,359)
Franco-Nevada Corp	1,642	(149,619)
Imperial Oil Ltd	2,130	(55,467)
Inter Pipeline Ltd	39,642	(695,684)
Keyera Corp	21,953	(533,062)
Pembina Pipeline Corp	13,372	(495,678)
PrairieSky Royalty Ltd	27,430	(382,614)
Restaurant Brands International Inc	1,807	(128,482)
Saputo Inc	2,055	(63,161)
Shopify Inc ‘A’	1,110	(345,437)
SNC-Lavalin Group Inc	38,902	(547,920)
Suncor Energy Inc	1,373	(43,309)
TC Energy Corp	18,835	(975,266)
The Stars Group Inc	19,796	(296,301)
Vermilion Energy Inc	10,135	(168,834)
Wheaton Precious Metals Corp	11,167	(292,819)
Whitecap Resources Inc	26,992	(93,719)

		(7,910,922)

Chile - (0.1%)

Lundin Mining Corp	18,872	(88,744)

Zambia - (0.3%)

First Quantum Minerals Ltd	50,470	(423,996)

Total Short Positions - (5.0%)		(8,480,117)

Total Long and Short Positions - 0.1%		$ 209,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus or minus a specified spread (rates range from (1.250%) to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 5.8%

Austria - 0.2%

ams AG	7,898	$352,421

Switzerland - 5.6%

Adecco Group AG	21,039	1,164,252
Flughafen Zurich AG	377	69,783
Geberit AG	86	41,098
Helvetia Holding AG	391	53,964
LafargeHolcim Ltd	10,446	514,400
Nestle SA	18,999	2,060,526
Novartis AG	10,206	885,748
Roche Holding AG	6,832	1,989,236
Sonova Holding AG	3,493	812,753
Swiss Life Holding AG	361	172,594
UBS Group AG	70,176	796,809
Zurich Insurance Group AG	2,584	989,692

		9,550,855

Total Long Positions - 5.8%		9,903,276

Short Positions: (5.4%)

Switzerland - (5.4%)

ABB Ltd	2,017	(39,666)
Alcon Inc	623	(36,340)
Cie Financiere Richemont SA	12,884	(944,212)
Clariant AG	6,091	(118,638)
Dufry AG	961	(80,389)
EMS-Chemie Holding AG	558	(347,688)
Givaudan SA	153	(427,026)
Idorsia Ltd	15,374	(378,217)
Julius Baer Group Ltd	11,533	(510,807)
Lonza Group AG	5,586	(1,890,363)
OC Oerlikon Corp AG	3,860	(38,750)
Schindler Holding AG	1,860	(416,244)
Sika AG	8,691	(1,271,595)
Straumann Holding AG	931	(761,510)
Sulzer AG	826	(81,302)
Sunrise Communications Group AG	2,216	(172,432)
Temenos AG	3,833	(641,836)
Vifor Pharma AG	7,029	(1,123,439)

		(9,280,454)

Total Short Positions - (5.4%)		(9,280,454)

Total Long and Short Positions - 0.4%		$622,822

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 2.8%

Denmark - 2.8%

Carlsberg AS ‘B’	10,033	$1,482,657
Coloplast AS ‘B’	264	31,763
GN Store Nord AS	13,866	562,079
H Lundbeck AS	15,010	497,621
Novo Nordisk AS ‘B’	14,182	732,871
Pandora AS	26,120	1,048,214
Rockwool International AS ‘B’	1,957	391,302

		4,746,507

Total Long Positions - 2.8%		4,746,507

Short Positions: (2.4%)

Denmark - (2.4%)

AP Moller - Maersk AS ‘B’	888	(1,003,824)
Chr Hansen Holding AS	12,708	(1,076,542)
Dfds AS	8,266	(299,853)
DSV AS	5,769	(548,343)
FLSmidth & Co AS	2,164	(94,137)
Genmab AS	2,982	(605,893)
Novozymes AS ‘B’	11,863	(498,971)

		(4,127,563)

Total Short Positions - (2.4%)		(4,127,563)

Total Long and Short Positions - 0.4%		$618,944

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus or minus a specified spread (rates range from (2.750%) to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 38.7%

Belgium - 1.3%

Ageas	26,581	$1,473,520
bpost SA	29,624	310,448
Colruyt SA	834	45,689
Proximus SADP	3,305	98,205
Solvay SA	1,819	188,316
Telenet Group Holding NV	1,230	58,043
UCB SA	529	38,380

		2,212,601

Finland - 1.3%

Fortum OYJ	22,333	527,869
Kesko Oyj ‘B’	4,737	299,207

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Kone OYJ ‘B’	7,573	$430,982
Orion Oyj ‘B’	6,135	228,608
Sampo Oyj	4,846	192,543
Stora Enso OYJ ‘R’	3,689	44,394
UPM-Kymmene Oyj	13,770	406,609
Wartsila OYJ Abp	3,472	38,848

		2,169,060

France - 8.6%

Air France-KLM	9,448	98,862
Arkema SA	2,005	186,919
Atos SE	4,015	282,613
AXA SA	38,710	988,413
Bouygues SA	1,191	47,696
Carrefour SA	29,426	514,727
Cie de Saint-Gobain	13,521	529,924
Cie Generale des Etablissements Michelin SCA	1,140	126,931
CNP Assurances	18,439	356,326
Danone SA	6,462	569,184
Dassault Aviation SA	100	141,476
Eiffage SA	825	85,524
Electricite de France SA	70,797	791,968
Engie SA	115,236	1,880,901
Eutelsat Communications SA	32,677	607,857
Kering SA	406	206,892
L’Oreal SA	2,457	687,146
Natixis SA	52,277	216,592
Orange SA	103,344	1,617,535
Peugeot SA	72,868	1,818,693
Publicis Groupe SA	12,240	602,272
Renault SA	2,250	129,135
Sanofi	3,020	279,751
SCOR SE	1,642	67,794
Societe BIC SA	2,783	186,824
Sodexo SA	2,627	294,920
Sopra Steria Group	1,491	185,686
Suez	4,066	63,904
TOTAL SA	11,852	617,095
Veolia Environnement SA	22,153	561,171

		14,744,731

Germany - 10.0%

adidas AG	2,319	722,008
Allianz SE	7,422	1,727,633
Bayerische Motoren Werke AG	416	29,297
Beiersdorf AG	3,176	374,466
Brenntag AG	2,729	131,985
Carl Zeiss Meditec AG	728	82,974
CECONOMY AG	62,438	337,682
Covestro AG	13,142	650,293
Deutsche Lufthansa AG	41,754	662,851
Deutsche Post AG	7,396	246,473
Deutsche Telekom AG	95,821	1,607,206
E.ON SE	203,913	1,982,566
Evonik Industries AG	9,652	238,272
Fresenius Medical Care AG & Co KGaA	2,323	156,106
Hannover Rueck SE	1,071	181,009
HeidelbergCement AG	9,695	700,463
Henkel AG & Co KGaA (Preferred)	2,929	289,822
HOCHTIEF AG	5,148	586,667
Hugo Boss AG	3,332	178,391
Infineon Technologies AG	28,425	510,705
Kion Group AG	4,779	251,323
METRO AG	6,013	94,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,723	1,736,536
ProSiebenSat.1 Media SE	57,942	798,265
Rheinmetall AG	2,715	343,428

Referenced Entity	Shares	Value
Salzgitter AG	11,691	$196,362
SAP SE	1,911	224,874
Schaeffler AG (Preferred)	3,993	30,620
Siemens AG	3,990	427,110
Siemens Healthineers AG	3,309	130,117
Software AG	10,227	280,779
Uniper SE	9,678	317,402
Volkswagen AG	5,514	937,850

		17,166,398

Italy - 6.4%

A2A SPA	431,759	792,350
Assicurazioni Generali SPA	83,498	1,618,165
Azimut Holding SPA	7,570	142,063
Banca Generali SPA	943	29,083
BPER Banca	160,282	619,275
Buzzi Unicem SPA	1,571	36,025
Enel SPA	307,157	2,294,246
Eni SPA	101,886	1,557,304
Hera SPA	128,006	525,296
Italgas SPA	100,855	650,834
Leonardo SPA	66,908	786,504
Poste Italiane SPA	23,053	262,045
Snam SPA	72,751	367,482
Terna Rete Elettrica Nazionale SPA	58,752	377,347
Unipol Gruppo SPA	99,626	530,483
UnipolSai Assicurazioni SPA	123,734	329,023

		10,917,525

Luxembourg - 0.4%

SES SA	35,388	645,033

Netherlands - 3.5%

Aegon NV	36,769	152,706
ASM International NV	5,636	518,523
ASR Nederland NV	23,399	863,413
Koninklijke Ahold Delhaize NV	55,372	1,384,724
Koninklijke Philips NV	14,398	665,318
NN Group NV	22,100	783,192
Randstad NV	6,706	329,238
Signify NV	24,351	669,228
Wolters Kluwer NV	8,787	641,144

		6,007,486

Spain - 5.5%

ACS Actividades de Construccion y Servicios SA	13,678	546,518
Banco Bilbao Vizcaya Argentaria SA	149,378	777,585
Enagas SA	30,266	699,644
Endesa SA	54,868	1,443,341
Iberdrola SA	117,116	1,217,276
Mapfre SA	34,611	93,216
Naturgy Energy Group SA	39,895	1,058,126
Red Electrica Corp SA	87,655	1,775,516
Repsol SA	30,473	475,257
Telefonica SA	165,003	1,260,811

		9,347,290

United Kingdom - 1.7%

Dialog Semiconductor PLC	15,368	727,842
Fiat Chrysler Automobiles NV	170,352	2,207,389

		2,935,231

Total Long Positions - 38.7%		66,145,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Short Positions: (24.7%)

Belgium - (1.3%)

Anheuser-Busch InBev SA/NV	4,054	($385,858)
Galapagos NV	3,019	(459,958)
Umicore SA	36,520	(1,379,844)

		(2,225,660)

Finland - (0.8%)

Elisa OYJ	6,323	(325,980)
Huhtamaki OYJ	7,924	(315,695)
Nokian Renkaat OYJ	9,665	(272,422)
Outokumpu OYJ	147,361	(388,081)

		(1,302,178)

France - (5.4%)

Accor SA	5,399	(225,049)
Aeroports de Paris	967	(172,001)
Airbus SE	848	(110,095)
Altran Technologies SA	38,789	(608,992)
BioMerieux	623	(51,522)
Bollore SA	94,307	(390,522)
Cie Plastic Omnium SA	8,762	(240,566)
Edenred	8,053	(386,301)
Elior Group SA	17,214	(228,612)
EssilorLuxottica SA	4,149	(598,200)
Faurecia SE	8,382	(397,357)
Getlink SE	19,233	(288,798)
Iliad SA	3,779	(354,926)
Ingenico Group SA	432	(42,105)
Ipsen SA	1,179	(111,847)
JCDecaux SA	9,676	(261,837)
Orpea	5,777	(705,567)
Remy Cointreau SA	3,979	(528,194)
Safran SA	722	(113,679)
Sartorius Stedim Biotech	415	(58,047)
SEB SA	2,140	(324,792)
Teleperformance	1,069	(231,628)
Ubisoft Entertainment SA	5,949	(428,867)
Valeo SA	53,866	(1,745,637)
Vivendi SA	3,040	(83,183)
Worldline SA	9,163	(577,238)

		(9,265,562)

Germany - (7.4%)

1&1 Drillisch AG	10,800	(336,656)
Aurubis AG	3,549	(158,192)
Bayer AG	3,333	(234,820)
Bilfinger SE	3,051	(89,044)
Continental AG	2,301	(295,234)
Daimler AG	1,162	(57,771)
Delivery Hero SE	17,033	(756,186)
Deutsche Bank AG	278,464	(2,080,730)
Fielmann AG	2,817	(207,374)
Fraport AG Frankfurt Airport Services Worldwide	6,699	(567,777)
Freenet AG	4,597	(94,603)
FUCHS PETROLUB SE	3,692	(138,464)
GEA Group AG	19,017	(513,036)
K&S AG	11,351	(157,255)
LANXESS AG	5,517	(336,954)
MTU Aero Engines AG	267	(70,947)
Nordex SE	5,852	(63,688)
Puma SE	2,773	(214,563)
Rational AG	99	(70,992)
RWE AG	32,175	(1,005,551)
Sartorius AG (Preferred)	2,961	(539,821)
Symrise AG	2,755	(267,810)

Referenced Entity	Shares	Value
Telefonica Deutschland Holding AG	21,427	($59,741)
thyssenkrupp AG	159,827	(2,211,628)
United Internet AG	27,528	(980,948)
Wacker Chemie AG	3,806	(250,118)
Zalando SE	18,609	(849,672)

		(12,609,575)

Italy - (4.0%)

Banco BPM SPA	353,992	(722,344)
Davide Campari-Milano SPA	51,362	(463,950)
DiaSorin SPA	2,205	(256,437)
Ferrari NV	4,412	(680,829)
FinecoBank Banca Fineco SPA	106,014	(1,121,633)
Freni Brembo SpA	49,298	(480,620)
Moncler SPA	4,693	(167,274)
Pirelli & C SPA	137,643	(815,108)
Prysmian SPA	33,733	(724,334)
Recordati SPA	2,617	(112,240)
Saipem SPA	84,808	(383,296)
Salvatore Ferragamo SPA	14,583	(269,445)
Unione di Banche Italiane SPA	206,636	(579,779)

		(6,777,289)

Luxembourg - (0.9%)

ArcelorMittal	19,201	(270,126)
Eurofins Scientific SE	1,056	(491,080)
Tenaris SA	65,510	(694,826)

		(1,456,032)

Netherlands - (2.0%)

Adyen NV	614	(403,781)
Altice Europe NV	183,321	(958,335)
Boskalis Westminster	13,995	(291,751)
Koninklijke DSM NV	1,578	(189,963)
Koninklijke Vopak NV	14,128	(726,164)
OCI NV	13,690	(322,885)
SBM Offshore NV	37,019	(613,904)

		(3,506,783)

Spain - (2.6%)

Amadeus IT Group SA	1,690	(121,091)
Bankia SA	148,014	(279,279)
Bankinter SA	37,394	(235,967)
Cellnex Telecom SA	36,923	(1,525,051)
Ferrovial SA	35,818	(1,034,898)
Grifols SA	40,432	(1,191,858)
Industria de Diseno Textil SA	3,423	(105,933)

		(4,494,077)

United Kingdom - (0.1%)

CNH Industrial NV	12,784	(130,181)

United States - (0.2%)

QIAGEN NV	12,951	(424,128)

Total Short Positions - (24.7%)		(42,191,465)

Total Long and Short Positions - 14.0%		$23,953,890

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus or minus a specified spread (rates range from (3.750%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/01/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 26.1%

Japan - 26.1%

ABC-Mart Inc	1,800	$114,422
Aisin Seiki Co Ltd	8,900	281,386
Alfresa Holdings Corp	25,700	575,841
Alps Alpine Co Ltd	21,700	407,473
Amada Holdings Co Ltd	11,200	121,369
ANA Holdings Inc	3,300	111,175
Aozora Bank Ltd	1,300	32,578
Astellas Pharma Inc	78,600	1,124,307
Bridgestone Corp	3,400	132,314
Brother Industries Ltd	11,100	202,261
Calbee Inc	2,000	62,386
Central Japan Railway Co	2,100	433,040
Chubu Electric Power Co Inc	41,800	606,336
Citizen Watch Co Ltd	21,300	104,497
Credit Saison Co Ltd	15,100	203,617
Dai-ichi Life Holdings Inc	13,800	209,800
Daicel Corp	50,600	430,480
DeNA Co Ltd	5,100	90,163
Dentsu Inc	3,000	106,080
East Japan Railway Co	4,000	382,490
Eisai Co Ltd	2,000	102,174
Electric Power Development Co Ltd	17,500	400,060
Ezaki Glico Co Ltd	1,300	54,094
Fuji Electric Co Ltd	7,800	240,502
FUJIFILM Holdings Corp	2,200	96,911
Fujitsu Ltd	6,900	554,554
GungHo Online Entertainment Inc	17,390	395,573
Hakuhodo DY Holdings Inc	28,100	408,310
Haseko Corp	52,100	609,320
Hino Motors Ltd	6,100	50,551
Hisamitsu Pharmaceutical Co Inc	1,100	48,423
Hitachi Capital Corp	4,300	87,760
Hitachi High-Technologies Corp	9,900	575,488
Hitachi Ltd	9,300	348,287
Hoshizaki Corp	1,200	94,592
Hoya Corp	4,200	343,992
IHI Corp	9,200	201,533
Iida Group Holdings Co Ltd	1,900	31,022
Inpex Corp	8,600	79,256
Isuzu Motors Ltd	33,200	367,769
ITOCHU Corp	3,700	76,640
Itochu Techno-Solutions Corp	10,400	276,244
Izumi Co Ltd	2,100	82,365
Japan Airlines Co Ltd	55,300	1,642,377
Japan Post Holdings Co Ltd	39,100	360,799
Japan Post Insurance Co Ltd	17,900	270,952
Japan Tobacco Inc	17,000	372,464
JFE Holdings Inc	13,400	162,305
JTEKT Corp	16,700	192,870
JXTG Holdings Inc	99,200	453,438
Kajima Corp	30,900	407,088
Kaken Pharmaceutical Co Ltd	3,000	139,519
Kamigumi Co Ltd	22,100	502,023
Kaneka Corp	8,600	269,512
KDDI Corp	11,500	300,066
Koito Manufacturing Co Ltd	1,400	68,913
Konica Minolta Inc	22,200	155,323

Referenced Entity	Shares	Value
Kyocera Corp	1,100	$68,586
Kyushu Railway Co	6,800	217,055
Mabuchi Motor Co Ltd	9,100	341,289
Marubeni Corp	92,500	616,879
Matsumotokiyoshi Holdings Co Ltd	15,100	554,120
Mazda Motor Corp	134,700	1,207,358
Mebuki Financial Group Inc	106,800	264,109
Medipal Holdings Corp	23,200	517,876
MINEBEA MITSUMI Inc	1,800	28,734
Mitsubishi Corp	4,300	105,878
Mitsubishi Electric Corp	2,400	32,016
Mitsubishi Gas Chemical Co Inc	39,500	531,271
Mitsubishi Heavy Industries Ltd	1,700	66,824
Mitsui Chemicals Inc	9,300	209,522
Mixi Inc	21,400	451,791
MS&AD Insurance Group Holdings Inc	16,000	520,066
Nexon Co Ltd	3,500	42,526
NHK Spring Co Ltd	26,100	200,222
Nihon Unisys Ltd	1,000	32,323
Nikon Corp	88,400	1,109,009
Nippon Express Co Ltd	13,400	686,304
Nippon Telegraph & Telephone Corp	7,800	373,181
Nisshin Seifun Group Inc	1,600	29,669
Nitto Denko Corp	11,200	542,698
Nomura Research Institute Ltd	4,900	97,912
NSK Ltd	16,200	137,296
Obayashi Corp	72,100	721,067
Obic Co Ltd	600	68,755
Oji Holdings Corp	35,900	168,550
Olympus Corp	4,900	66,385
Ono Pharmaceutical Co Ltd	12,200	222,186
Oracle Corp Japan	700	61,023
ORIX Corp	31,900	477,192
Osaka Gas Co Ltd	1,900	36,492
Otsuka Corp	10,500	420,226
Persol Holdings Co Ltd	26,600	505,582
Pola Orbis Holdings Inc	30,300	683,066
Renesas Electronics Corp	24,600	161,209
Resona Holdings Inc	79,700	342,960
Rinnai Corp	1,700	114,550
Rohm Co Ltd	4,200	323,829
Sankyo Co Ltd	1,500	51,617
Sawai Pharmaceutical Co Ltd	5,200	269,029
SCSK Corp	10,400	489,424
Seibu Holdings Inc	5,800	101,246
Sekisui Chemical Co Ltd	2,000	31,124
Seven & i Holdings Co Ltd	1,400	53,655
SG Holdings Co Ltd	7,400	181,345
Shimamura Co Ltd	4,400	349,569
Shimizu Corp	9,600	87,205
Shinsei Bank Ltd	16,700	244,191
Shionogi & Co Ltd	15,200	847,446
Sojitz Corp	189,200	588,578
Sony Corp	11,500	679,744
Stanley Electric Co Ltd	1,200	31,963
SUMCO Corp	16,200	220,688
Sumitomo Corp	41,600	651,267
Sumitomo Dainippon Pharma Co Ltd	22,300	368,962
Sumitomo Heavy Industries Ltd	18,600	554,245
Sumitomo Rubber Industries Ltd	5,500	65,494
Sundrug Co Ltd	16,000	504,854
Suzuken Co Ltd	9,900	532,913
Sysmex Corp	7,700	517,303
Taiheiyo Cement Corp	28,600	768,523
Taisei Corp	16,725	650,887
Taisho Pharmaceutical Holdings Co Ltd	5,900	431,409
Takashimaya Co Ltd	3,800	44,450
Teijin Ltd	30,800	594,502
The Chugoku Bank Ltd	12,000	113,332
The Gunma Bank Ltd	37,900	123,552
The Hachijuni Bank Ltd	88,800	363,799

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
The Iyo Bank Ltd	28,800	$151,293
Tohoku Electric Power Co Inc	52,000	508,262
Tokyo Broadcasting System Holdings Inc	19,300	314,480
Tokyo Electric Power Co Holdings Inc	140,300	688,109
Tokyo Electron Ltd	2,000	384,248
Tokyo Gas Co Ltd	6,400	161,875
Tosoh Corp	41,000	546,195
Toyo Seikan Group Holdings Ltd	28,400	443,172
Toyo Suisan Kaisha Ltd	800	32,125
Toyota Boshoku Corp	17,800	250,346
Toyota Tsusho Corp	9,600	311,594
Trend Micro Inc	2,700	129,029
West Japan Railway Co	400	33,844
Yamaguchi Financial Group Inc	33,800	233,436
Yamato Holdings Co Ltd	4,600	69,497

		44,682,491

Total Long Positions - 26.1%		44,682,491

Short Positions: (26.6%)

Japan - (26.6%)

Aeon Co Ltd	50,400	(925,987)
Asahi Intecc Co Ltd	29,200	(770,400)
Asics Corp	43,400	(744,322)
Bandai Namco Holdings Inc	3,400	(212,016)
Canon Inc	2,700	(72,204)
Chugai Pharmaceutical Co Ltd	7,100	(554,845)
Coca-Cola Bottlers Japan Holdings Inc	9,900	(222,613)
Cosmos Pharmaceutical Corp	1,400	(274,302)
CyberAgent Inc	25,100	(967,536)
Daifuku Co Ltd	10,800	(561,881)
Daiichi Sankyo Co Ltd	20,700	(1,308,020)
Daikin Industries Ltd	600	(79,134)
Daiwa Securities Group Inc	100,800	(451,104)
Disco Corp	800	(152,933)
FamilyMart Co Ltd	8,924	(218,043)
FANUC Corp	2,100	(396,949)
Fast Retailing Co Ltd	1,700	(1,014,134)
GMO Payment Gateway Inc	4,900	(328,904)
Hamamatsu Photonics KK	8,596	(320,702)
Hirose Electric Co Ltd	4,300	(529,741)
Hitachi Chemical Co Ltd	15,300	(501,887)
Hitachi Construction Machinery Co Ltd	1,500	(36,435)
Hitachi Metals Ltd	34,100	(370,327)
Hokuriku Electric Power Co	41,000	(276,190)
Ito En Ltd	2,100	(99,301)
J Front Retailing Co Ltd	16,500	(193,856)
Japan Airport Terminal Co Ltd	13,700	(596,367)
Japan Post Bank Co Ltd	11,100	(107,815)
JGC Corp	10,200	(134,613)
Kakaku.com Inc	2,000	(49,407)
Kansai Paint Co Ltd	26,500	(619,428)
Keihan Holdings Co Ltd	1,900	(84,661)
Keikyu Corp	18,100	(352,269)
Keio Corp	12,000	(749,297)
Keisei Electric Railway Co Ltd	3,900	(161,004)
Keyence Corp	500	(311,228)
Kikkoman Corp	12,500	(599,682)
Kintetsu Group Holdings Co Ltd	8,400	(438,465)
Kobe Steel Ltd	30,100	(161,666)
Kuraray Co Ltd	14,200	(175,438)
Lawson Inc	2,700	(138,255)
LINE Corp	5,600	(200,958)
LIXIL Group Corp	10,900	(192,572)
M3 Inc	48,100	(1,164,013)
Makita Corp	7,100	(225,308)
Marui Group Co Ltd	32,947	(698,060)
Mercari Inc	14,700	(366,769)

Referenced Entity	Shares	Value
MISUMI Group Inc	31,200	($739,077)
Mitsubishi Materials Corp	5,400	(146,386)
Mitsubishi Motors Corp	9,000	(39,265)
Mitsui OSK Lines Ltd	1,800	(45,762)
Mizuho Financial Group Inc	427,300	(656,654)
MonotaRO Co Ltd	38,500	(1,015,559)
Nabtesco Corp	14,400	(450,764)
Nagoya Railroad Co Ltd	6,700	(200,734)
NGK Spark Plug Co Ltd	13,300	(255,184)
Nidec Corp	3,400	(460,433)
Nifco Inc	1,300	(31,240)
Nippon Paint Holdings Co Ltd	17,800	(930,985)
Nippon Shinyaku Co Ltd	3,000	(253,565)
Nippon Yusen KK	12,000	(201,586)
Nissan Chemical Corp	1,700	(71,180)
Nissan Motor Co Ltd	79,600	(496,971)
Nissin Foods Holdings Co Ltd	500	(36,236)
Nitori Holdings Co Ltd	1,800	(264,149)
NOK Corp	9,600	(143,140)
Nomura Holdings Inc	177,300	(753,674)
NTN Corp	10,000	(28,895)
Odakyu Electric Railway Co Ltd	26,900	(646,145)
Pan Pacific International Holdings Corp	36,800	(616,120)
Park24 Co Ltd	10,100	(234,633)
PeptiDream Inc	6,300	(301,135)
Pigeon Corp	1,400	(57,970)
Rakuten Inc	19,300	(191,313)
Recruit Holdings Co Ltd	18,200	(556,074)
Ricoh Co Ltd	21,000	(189,993)
Sega Sammy Holdings Inc	13,900	(194,992)
Seven Bank Ltd	121,800	(334,611)
Sharp Corp	15,200	(169,740)
Shimano Inc	4,000	(604,415)
Shiseido Co Ltd	7,900	(634,047)
SMC Corp	1,200	(515,794)
Softbank Corp	49,700	(673,419)
Sony Financial Holdings Inc	24,300	(529,109)
Sosei Group Corp	7,700	(173,637)
Sumitomo Metal Mining Co Ltd	31,200	(974,414)
Suzuki Motor Corp	12,500	(532,491)
T&D Holdings Inc	13,000	(138,914)
Taiyo Nippon Sanso Corp	27,600	(560,972)
Takeda Pharmaceutical Co Ltd	42,800	(1,468,710)
TDK Corp	1,700	(153,675)
Terumo Corp	24,500	(792,776)
The Bank of Kyoto Ltd	1,100	(43,273)
The Chiba Bank Ltd	73,700	(381,184)
The Chugoku Electric Power Co Inc	40,800	(525,051)
The Shizuoka Bank Ltd	29,100	(218,072)
The Yokohama Rubber Co Ltd	18,000	(361,743)
THK Co Ltd	2,200	(58,285)
Tobu Railway Co Ltd	1,100	(35,735)
Toho Co Ltd	2,500	(109,737)
Toho Gas Co Ltd	1,300	(49,858)
Tokio Marine Holdings Inc	1,700	(91,200)
Tokyu Corp	15,600	(293,457)
Toray Industries Inc	23,400	(174,270)
TOTO Ltd	21,800	(820,995)
Toyota Industries Corp	8,100	(467,686)
Toyota Motor Corp	4,300	(288,789)
Tsuruha Holdings Inc	4,600	(502,336)
Welcia Holdings Co Ltd	12,000	(606,463)
Yakult Honsha Co Ltd	600	(33,683)
Yamaha Corp	5,900	(266,002)
Yamaha Motor Co Ltd	31,900	(581,540)
Yaskawa Electric Corp	54,300	($2,015,462)

		(45,502,400)

Total Short Positions - (26.6%)		(45,502,400)

Total Long and Short Positions - (0.5%)		($819,909)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 1.0%

Norway - 1.0%

Equinor ASA	44,992	$852,246
Gjensidige Forsikring ASA	5,177	102,672
Leroy Seafood Group ASA	20,331	123,679
Orkla ASA	9,958	90,611
Salmar ASA	11,246	493,727
Telenor ASA	7,605	152,586

		1,815,521

Total Long Positions - 1.0%		1,815,521

Referenced Entity	Shares	Value
Short Positions: (1.0%)

Norway - (0.7%)

Norsk Hydro ASA	122,393	($430,967)
Schibsted ASA ‘A’	12,334	(365,007)
Yara International ASA	7,697	(331,855)

		(1,127,829)

United Kingdom - (0.3%)

Subsea 7 SA	58,741	(604,177)

Total Short Positions - (1.0%)		(1,732,006)

Total Long and Short Positions - 0.0%		$83,515

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus or minus a specified spread (rates range from (1.000%) to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 3.7%

Malta - 0.2%

Kindred Group PLC	64,013	$373,617

Sweden - 3.5%

AAK AB	8,177	158,480
Axfood AB	12,932	274,565
Boliden AB	2,434	55,901
Electrolux AB ‘B’	8,369	198,264
Essity AB ‘B’	42,255	1,232,933
Fingerprint Cards AB ‘B’	28,995	58,738
Getinge AB ‘B’	28,855	403,336
Sandvik AB	27,473	427,698
Securitas AB ‘B’	7,035	107,727
Skanska AB ‘B’	11,157	225,875
SKF AB ‘B’	2,200	36,329
SSAB AB ‘A’	41,075	114,205
Swedish Match AB	6,307	260,845
Swedish Orphan Biovitrum AB	17,632	269,747
Telefonaktiebolaget LM Ericsson ‘B’	119,528	954,590
Telia Co AB	143,355	641,298
Trelleborg AB ‘B’	2,944	41,277
Volvo AB ‘B’	30,973	434,648

		5,896,456

Total Long Positions - 3.7%		6,270,073

Referenced Entity	Shares	Value
Short Positions: (2.8%)

Colombia - (0.2%)

Millicom International Cellular SA SDR	5,556	($269,616)

Finland - (0.1%)

Nordea Bank Abp	12,047	(85,454)

Sweden - (2.5%)

Atlas Copco AB ‘A’	6,698	(206,252)
BillerudKorsnas AB	26,464	(286,147)
Elekta AB ‘B’	6,127	(80,624)
Epiroc AB ‘A’	30,945	(335,139)
Hennes & Mauritz AB ‘B’	3,695	(71,625)
Hexagon AB ‘B’	2,245	(108,142)
Hexpol AB	31,745	(243,656)
Holmen AB	2,432	(57,552)
Husqvarna AB ‘B’	70,283	(534,493)
Nibe Industrier AB	3,175	(40,243)
Saab AB ‘B’	15,035	(431,340)
Svenska Cellulosa AB SCA ‘B’	60,064	(535,222)
Svenska Handelsbanken AB ‘A’	17,968	(168,092)
Tele2 AB ‘B’	84,200	(1,252,257)

		(4,350,784)

Total Short Positions - (2.8%)		(4,705,854)

Total Long and Short Positions - 0.9%		$1,564,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day USD-Fed Fund plus or minus a specified spread (rates range from (0.250%) to 0.330%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	MSC	07/31/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 0.2%

Alliance Data Systems Corp	233	$29,854
Pfizer Inc	2,155	77,429
The Goldman Sachs Group Inc	963	199,563

		306,846

Total Long Positions - 0.2%		306,846

Referenced Entity	Shares	Value
Short Positions: (0.0%)

DaVita Inc	176	($10,044)

Total Short Positions - (0.0%)		(10,044)

Total Long and Short Positions - 0.2%		$296,802

Total Basket Swaps - 17.6%		$30,057,793

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Australia Index - Appreciation	MSCI Australia Index - Depreciation	M	JPM	12/18/19	56	$249,876	$3,501	$-	$3,501
MSCI Canada Index - Appreciation	MSCI Canada Index - Depreciation	M	JPM	12/18/19	505	2,576,754	25,371	-	25,371
MSCI Italy Index - Appreciation	MSCI Italy Index - Depreciation	M	JPM	12/18/19	5,837	684,033	8,955	-	8,955
MSCI Japan Index - Appreciation	MSCI Japan Index - Depreciation	M	JPM	12/18/19	58,960	1,010,705	26,097	-	26,097
MSCI Netherlands Index - Appreciation	MSCI Netherlands Index - Depreciation	M	JPM	12/18/19	590	168,910	2,734	-	2,734
MSCI Singapore Index - Appreciation	MSCI Singapore Index - Depreciation	M	JPM	12/18/19	39	166,493	(1,794)	-	(1,794)
MSCI Spain Index - Appreciation	MSCI Spain Index - Depreciation	M	JPM	12/18/19	961	203,767	4,890	-	4,890
MSCI Sweden Index - Appreciation	MSCI Sweden Index - Depreciation	M	JPM	12/18/19	1	4,072	45	-	45
Swiss Market Index - Appreciation	Swiss Market Index - Depreciation	M	JPM	12/20/19	2	199,771	1,882	-	1,882
Swiss Market Index - Appreciation	Swiss Market Index - Depreciation	M	MSC	12/20/19	29	2,899,240	24,731	-	24,731

							$96,412	$-	$96,412

Total Swap Agreements									($11,163,950)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$145,663,793	$41,629,591	$104,034,202	$-
	Derivatives:
	Equity Contracts
	Futures	335,874	335,874	-	-
	Swaps	734,013	-	734,013	-

	Total Equity Contracts	1,069,887	335,874	734,013	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	38,557	-	38,557	-

	Total Asset - Derivatives	1,108,444	335,874	772,570	-

	Total Assets	146,772,237	41,965,465	104,806,772	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(570,474)	(570,474)	-	-
	Swaps	(11,897,963)	-	(11,897,963)	-

	Total Equity Contracts	(12,468,437)	(570,474)	(11,897,963)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(358,066)	-	(358,066)	-

	Total Liabilities - Derivatives	(12,826,503)	(570,474)	(12,256,029)	-

	Total Liabilities	(12,826,503)	(570,474)	(12,256,029)	-

	Total	$133,945,734	$41,394,991	$92,550,743	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,779,067	$52,506,434
PD Aggregate Bond Index Portfolio ‘P’ *	15,046,297	199,609,775
PD High Yield Bond Market Portfolio ‘P’ *	4,829,697	80,036,174
PD Large-Cap Growth Index Portfolio ‘P’ *	1,627,450	68,748,564
PD Large-Cap Value Index Portfolio ‘P’ *	2,316,233	72,592,533
PD Small-Cap Growth Index Portfolio ‘P’ *	176,836	5,423,989
PD Small-Cap Value Index Portfolio ‘P’ *	223,950	5,608,190
PD Emerging Markets Portfolio ‘P’ *	1,156,286	19,387,493
PD International Large-Cap Portfolio ‘P’ *	2,692,817	50,060,079

Total Affiliated Mutual Funds (Cost $457,204,964)		553,973,231

TOTAL INVESTMENTS - 100.0% (Cost $457,204,964)		553,973,231

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(149,394)

NET ASSETS - 100.0%		$553,823,837

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$553,973,231	$553,973,231	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	14,376,662	$157,952,867
PD Aggregate Bond Index Portfolio ‘P’ *	44,124,066	585,366,279
PD High Yield Bond Market Portfolio ‘P’ *	13,922,883	230,725,504
PD Large-Cap Growth Index Portfolio ‘P’ *	10,855,607	458,574,619
PD Large-Cap Value Index Portfolio ‘P’ *	15,124,597	474,016,514
PD Small-Cap Growth Index Portfolio ‘P’ *	1,148,792	35,236,230
PD Small-Cap Value Index Portfolio ‘P’ *	1,442,470	36,122,549
PD Emerging Markets Portfolio ‘P’ *	7,047,068	118,158,470
PD International Large-Cap Portfolio ‘P’ *	17,579,605	326,808,803

Total Affiliated Mutual Funds (Cost $1,859,211,520)		2,422,961,835

TOTAL INVESTMENTS - 100.0% (Cost $1,859,211,520)		2,422,961,835

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(572,245)

NET ASSETS - 100.0%		$2,422,389,590

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,422,961,835	$2,422,961,835	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	2,146,172	$23,579,463
PD Aggregate Bond Index Portfolio ‘P’ *	7,109,351	94,315,292
PD High Yield Bond Market Portfolio ‘P’ *	2,371,574	39,300,949
PD Large-Cap Growth Index Portfolio ‘P’ *	4,737,046	200,107,591
PD Large-Cap Value Index Portfolio ‘P’ *	6,540,662	204,989,374
PD Small-Cap Growth Index Portfolio ‘P’ *	506,543	15,536,914
PD Small-Cap Value Index Portfolio ‘P’ *	626,781	15,695,938
PD Emerging Markets Portfolio ‘P’ *	2,805,282	47,036,280
PD International Large-Cap Portfolio ‘P’ *	7,825,491	145,477,628

Total Affiliated Mutual Funds (Cost $604,178,380)		786,039,429

TOTAL INVESTMENTS - 100.0% (Cost $604,178,380)		786,039,429

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(195,689)

NET ASSETS - 100.0%		$785,843,740

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$786,039,429	$786,039,429	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,082,077	$59,280,539
Diversified Bond Portfolio ‘P’ *	29,391,422	432,313,843
Floating Rate Income Portfolio ‘P’ *	3,096,822	38,967,917
High Yield Bond Portfolio ‘P’ *	8,198,720	77,916,443
Inflation Managed Portfolio ‘P’ *	2,098,179	26,491,043
Inflation Strategy Portfolio ‘P’ *	2,529,339	28,032,178
Managed Bond Portfolio ‘P’ *	18,955,175	288,734,930
Short Duration Bond Portfolio ‘P’ *	19,609,402	210,486,202
Emerging Markets Debt Portfolio ‘P’ *	4,926,536	61,960,537
Comstock Portfolio ‘P’ *	898,257	16,295,025
Dividend Growth Portfolio ‘P’ *	614,202	16,369,742
Equity Index Portfolio ‘P’ *	156,493	11,665,717
Growth Portfolio ‘P’ *	389,396	15,490,523
Large-Cap Growth Portfolio ‘P’ *	817,858	13,031,239
Large-Cap Value Portfolio ‘P’ *	651,264	17,145,049
Main Street Core Portfolio ‘P’ *	158,983	7,740,319
Mid-Cap Equity Portfolio ‘P’ *	799,651	21,655,967
Mid-Cap Growth Portfolio ‘P’ *	1,087,239	20,126,348
Mid-Cap Value Portfolio ‘P’ *	983,183	28,013,337
Small-Cap Equity Portfolio ‘P’ *	170,498	4,654,338
Small-Cap Value Portfolio ‘P’ *	124,398	3,091,827
Value Advantage Portfolio ‘P’ *	1,017,581	18,718,310
Emerging Markets Portfolio ‘P’ *	1,217,773	23,083,480
International Large-Cap Portfolio ‘P’ *	1,674,282	17,943,941
International Value Portfolio ‘P’ *	1,618,639	21,007,123
Real Estate Portfolio ‘P’ *	255,270	7,811,241
Currency Strategies Portfolio ‘P’ *	4,921,667	57,363,869
Equity Long/Short Portfolio ‘P’ *	997,202	12,496,098

Total Affiliated Mutual Funds (Cost $1,390,023,333)		1,557,887,125

TOTAL INVESTMENTS - 100.0% (Cost $1,390,023,333)		1,557,887,125

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(324,426)

NET ASSETS - 100.0%		$1,557,562,699

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,557,887,125	$1,557,887,125	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	6,015,984	$70,174,214
Diversified Bond Portfolio ‘P’ *	34,850,965	512,617,401
Floating Rate Income Portfolio ‘P’ *	4,876,808	61,365,828
High Yield Bond Portfolio ‘P’ *	18,065,908	171,689,154
Inflation Managed Portfolio ‘P’ *	3,302,417	41,695,427
Inflation Strategy Portfolio ‘P’ *	3,982,895	44,141,666
Managed Bond Portfolio ‘P’ *	22,410,196	341,363,576
Short Duration Bond Portfolio ‘P’ *	13,731,170	147,389,594
Emerging Markets Debt Portfolio ‘P’ *	7,643,235	96,128,169
Comstock Portfolio ‘P’ *	2,800,092	50,795,669
Developing Growth Portfolio ‘P’ *	91,391	2,123,681
Dividend Growth Portfolio ‘P’ *	1,979,084	52,746,668
Equity Index Portfolio ‘P’ *	540,603	40,298,971
Growth Portfolio ‘P’ *	1,524,841	60,659,615
Large-Cap Growth Portfolio ‘P’ *	3,104,754	49,469,230
Large-Cap Value Portfolio ‘P’ *	2,046,061	53,864,212
Main Street Core Portfolio ‘P’ *	499,484	24,318,033
Mid-Cap Equity Portfolio ‘P’ *	1,871,839	50,692,754
Mid-Cap Growth Portfolio ‘P’ *	1,885,031	34,894,603
Mid-Cap Value Portfolio ‘P’ *	2,530,746	72,107,226
Small-Cap Equity Portfolio ‘P’ *	357,143	9,749,469
Small-Cap Growth Portfolio ‘P’ *	356,703	4,740,366
Small-Cap Index Portfolio ‘P’ *	399,430	9,554,873
Small-Cap Value Portfolio ‘P’ *	388,556	9,657,304
Value Advantage Portfolio ‘P’ *	3,062,014	56,325,466
Emerging Markets Portfolio ‘P’ *	3,148,244	59,676,474
International Large-Cap Portfolio ‘P’ *	7,214,666	77,322,414
International Small-Cap Portfolio ‘P’ *	904,388	12,127,155
International Value Portfolio ‘P’ *	7,159,428	92,916,912
Real Estate Portfolio ‘P’ *	810,186	24,791,640
Currency Strategies Portfolio ‘P’ *	7,712,203	89,888,613
Equity Long/Short Portfolio ‘P’ *	1,549,290	19,414,399

Total Affiliated Mutual Funds (Cost $2,097,381,898)		2,444,700,776

TOTAL INVESTMENTS - 100.0% (Cost $2,097,381,898)		2,444,700,776

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(501,262)

NET ASSETS - 100.0%		$2,444,199,514

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,444,700,776	$2,444,700,776	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	21,427,984	$249,949,462
Diversified Bond Portfolio ‘P’ *	124,539,424	1,831,830,965
Floating Rate Income Portfolio ‘P’ *	15,863,909	199,618,679
High Yield Bond Portfolio ‘P’ *	36,736,416	349,124,122
Inflation Managed Portfolio ‘P’ *	5,522,273	69,722,736
Inflation Strategy Portfolio ‘P’ *	7,184,802	79,627,782
Managed Bond Portfolio ‘P’ *	80,143,613	1,220,788,550
Short Duration Bond Portfolio ‘P’ *	32,544,359	349,329,298
Emerging Markets Debt Portfolio ‘P’ *	23,374,008	293,972,464
Comstock Portfolio ‘P’ *	15,797,479	286,577,499
Developing Growth Portfolio ‘P’ *	375,870	8,734,233
Dividend Growth Portfolio ‘P’ *	12,928,125	344,561,147
Equity Index Portfolio ‘P’ *	3,539,186	263,826,950
Growth Portfolio ‘P’ *	11,561,235	459,916,728
Large-Cap Growth Portfolio ‘P’ *	24,006,198	382,499,967
Large-Cap Value Portfolio ‘P’ *	11,371,684	299,368,752
Main Street Core Portfolio ‘P’ *	3,463,792	168,639,413
Mid-Cap Equity Portfolio ‘P’ *	9,870,533	267,311,680
Mid-Cap Growth Portfolio ‘P’ *	11,481,663	212,541,912
Mid-Cap Value Portfolio ‘P’ *	12,764,094	363,680,727
Small-Cap Equity Portfolio ‘P’ *	2,180,365	59,520,762
Small-Cap Growth Portfolio ‘P’ *	1,076,792	14,309,889
Small-Cap Index Portfolio ‘P’ *	2,036,302	48,710,958
Small-Cap Value Portfolio ‘P’ *	2,578,019	64,074,982
Value Advantage Portfolio ‘P’ *	17,360,838	319,351,012
Emerging Markets Portfolio ‘P’ *	18,041,421	341,983,795
International Large-Cap Portfolio ‘P’ *	35,889,947	384,646,700
International Small-Cap Portfolio ‘P’ *	3,672,377	49,243,786
International Value Portfolio ‘P’ *	35,036,326	454,710,544
Real Estate Portfolio ‘P’ *	4,938,443	151,116,003
Currency Strategies Portfolio ‘P’ *	24,188,141	281,921,851
Equity Long/Short Portfolio ‘P’ *	5,054,781	63,342,243

Total Affiliated Mutual Funds (Cost $8,380,930,103)		9,934,555,591

TOTAL INVESTMENTS - 100.0% (Cost $8,380,930,103)		9,934,555,591

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,930,299)

NET ASSETS - 100.0%		$9,932,625,292

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$9,934,555,591	$9,934,555,591	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	11,660,882	$136,019,850
Diversified Bond Portfolio ‘P’ *	67,436,512	991,913,137
Floating Rate Income Portfolio ‘P’ *	6,756,765	85,021,703
High Yield Bond Portfolio ‘P’ *	22,368,036	212,574,385
Inflation Managed Portfolio ‘P’ *	1,676,478	21,166,763
Inflation Strategy Portfolio ‘P’ *	1,908,230	21,148,548
Managed Bond Portfolio ‘P’ *	43,273,249	659,160,292
Short Duration Bond Portfolio ‘P’ *	11,864,028	127,347,801
Emerging Markets Debt Portfolio ‘P’ *	16,678,854	209,768,208
Comstock Portfolio ‘P’ *	18,664,379	338,585,105
Developing Growth Portfolio ‘P’ *	810,296	18,829,159
Dividend Growth Portfolio ‘P’ *	15,657,339	417,300,295
Equity Index Portfolio ‘P’ *	4,161,885	310,245,729
Growth Portfolio ‘P’ *	13,779,803	548,173,440
Large-Cap Growth Portfolio ‘P’ *	28,990,153	461,911,234
Large-Cap Value Portfolio ‘P’ *	13,426,139	353,453,927
Main Street Core Portfolio ‘P’ *	4,090,640	199,158,353
Mid-Cap Equity Portfolio ‘P’ *	10,010,644	271,106,132
Mid-Cap Growth Portfolio ‘P’ *	13,262,940	245,515,878
Mid-Cap Value Portfolio ‘P’ *	11,641,958	331,708,283
Small-Cap Equity Portfolio ‘P’ *	2,485,670	67,855,153
Small-Cap Growth Portfolio ‘P’ *	2,165,493	28,778,042
Small-Cap Index Portfolio ‘P’ *	2,795,881	66,881,061
Small-Cap Value Portfolio ‘P’ *	2,718,312	67,561,871
Value Advantage Portfolio ‘P’ *	20,381,723	374,919,924
Emerging Markets Portfolio ‘P’ *	22,149,892	419,861,843
International Large-Cap Portfolio ‘P’ *	41,341,573	443,073,927
International Small-Cap Portfolio ‘P’ *	6,300,906	84,490,356
International Value Portfolio ‘P’ *	40,812,132	529,670,465
Real Estate Portfolio ‘P’ *	5,602,216	171,427,431
Currency Strategies Portfolio ‘P’ *	17,745,491	206,830,346
Equity Long/Short Portfolio ‘P’ *	3,671,238	46,004,860

Total Affiliated Mutual Funds (Cost $7,069,657,602)		8,467,463,501

TOTAL INVESTMENTS - 100.0% (Cost $7,069,657,602)		8,467,463,501

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,648,832)

NET ASSETS - 100.0%		$8,465,814,669

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$8,467,463,501	$8,467,463,501	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	1,148,735	$13,399,568
Diversified Bond Portfolio ‘P’ *	6,922,323	101,819,371
Floating Rate Income Portfolio ‘P’ *	761,856	9,586,584
High Yield Bond Portfolio ‘P’ *	5,057,866	48,067,369
Managed Bond Portfolio ‘P’ *	4,401,479	67,045,583
Short Duration Bond Portfolio ‘P’ *	890,041	9,553,654
Emerging Markets Debt Portfolio ‘P’ *	3,004,595	37,788,473
Comstock Portfolio ‘P’ *	4,974,629	90,243,303
Developing Growth Portfolio ‘P’ *	403,198	9,369,278
Dividend Growth Portfolio ‘P’ *	3,764,932	100,343,177
Equity Index Portfolio ‘P’ *	1,007,789	75,125,142
Growth Portfolio ‘P’ *	3,037,699	120,842,512
Large-Cap Growth Portfolio ‘P’ *	6,300,281	100,384,795
Large-Cap Value Portfolio ‘P’ *	3,556,375	93,624,441
Main Street Core Portfolio ‘P’ *	985,374	47,974,269
Mid-Cap Equity Portfolio ‘P’ *	2,762,931	74,825,106
Mid-Cap Growth Portfolio ‘P’ *	3,155,162	58,406,544
Mid-Cap Value Portfolio ‘P’ *	3,418,148	97,391,533
Small-Cap Equity Portfolio ‘P’ *	845,906	23,092,004
Small-Cap Growth Portfolio ‘P’ *	1,130,677	15,025,986
Small-Cap Index Portfolio ‘P’ *	1,031,879	24,683,874
Small-Cap Value Portfolio ‘P’ *	886,144	22,024,537
Value Advantage Portfolio ‘P’ *	5,412,069	99,554,513
Emerging Markets Portfolio ‘P’ *	6,527,502	123,731,933
International Large-Cap Portfolio ‘P’ *	13,076,203	140,142,820
International Small-Cap Portfolio ‘P’ *	2,145,504	28,769,579
International Value Portfolio ‘P’ *	12,898,193	167,396,105
Real Estate Portfolio ‘P’ *	1,904,726	58,284,486
Currency Strategies Portfolio ‘P’ *	3,994,693	46,559,640
Equity Long/Short Portfolio ‘P’ *	831,605	10,420,970

Total Affiliated Mutual Funds (Cost $1,587,426,854)		1,915,477,149

TOTAL INVESTMENTS - 100.0% (Cost $1,587,426,854)		1,915,477,149

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(395,722)

NET ASSETS - 100.0%		$1,915,081,427

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,915,477,149	$1,915,477,149	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	2,189,740	$28,400,927
DFA Intermediate Term Extended Quality Portfolio ‘I’	4,086,076	45,886,634
DFA Large Cap International Portfolio ‘I’	1,629,447	35,929,308
DFA Short-Term Extended Quality Portfolio ‘I’	1,196,028	13,072,588
DFA US Core Equity 1 Portfolio ‘I’	2,246,383	54,384,934
DFA US Large Company Portfolio ‘I’	1,135,932	26,103,725
DFA VA International Small Portfolio ‘I’	280,432	3,253,010
DFA VA US Large Value Portfolio ‘I’	251,408	6,524,048
DFA VA US Targeted Value Portfolio ‘I’	256,168	4,390,717

Total Mutual Funds (Cost $207,071,285)		217,945,891

TOTAL INVESTMENTS - 100.0% (Cost $207,071,285)		217,945,891

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(77,517)

NET ASSETS - 100.0%		$217,868,374

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$217,945,891	$217,945,891	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.1%

Basic Materials - 1.6%

ArcelorMittal (Luxembourg)
5.500% due 03/01/21	$175,000	$182,277
6.250% due 02/25/22	250,000	270,523
BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	350,000	358,341
DuPont de Nemours Inc 3.766% due 11/15/20	310,000	315,783
Ecolab Inc
2.375% due 08/10/22	200,000	201,801
4.350% due 12/08/21	200,000	209,678
International Paper Co 4.750% due 02/15/22	200,000	210,992
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	213,784
Newmont Goldcorp Corp 3.500% due 03/15/22	300,000	307,904
PPG Industries Inc 3.600% due 11/15/20	250,000	254,219
Praxair Inc 2.200% due 08/15/22	450,000	453,342
The Dow Chemical Co 4.125% due 11/15/21	250,000	259,161
The Sherwin-Williams Co 2.750% due 06/01/22	225,000	228,440
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	200,000	207,500

		3,673,745

Communications - 5.8%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	300,000	304,775
Alphabet Inc 3.625% due 05/19/21	200,000	205,504
Amazon.com Inc 3.300% due 12/05/21	200,000	205,988
America Movil SAB de CV (Mexico) 3.125% due 07/16/22	350,000	358,590
AT&T Inc
2.800% due 02/17/21	300,000	302,693
3.000% due 06/30/22	350,000	357,539
3.200% due 03/01/22	250,000	256,191
3.800% due 03/15/22	700,000	726,931
3.875% due 08/15/21	500,000	515,870
4.450% due 05/15/21	250,000	258,960
Baidu Inc (China) 2.875% due 07/06/22	250,000	251,586
CBS Corp 3.375% due 03/01/22	300,000	306,845
Charter Communications Operating LLC 4.464% due 07/23/22	700,000	737,175
Cisco Systems Inc
1.850% due 09/20/21	450,000	449,980
2.200% due 02/28/21	750,000	754,057
Comcast Corp
1.625% due 01/15/22	250,000	249,129
3.125% due 07/15/22	250,000	258,442
3.300% due 10/01/20	250,000	253,443
3.450% due 10/01/21	560,000	576,858
Discovery Communications LLC
2.800% due 06/15/20	200,000	200,706
4.375% due 06/15/21	300,000	310,269
eBay Inc
2.150% due 06/05/20	60,000	60,026
2.875% due 08/01/21	350,000	353,829

	Principal Amount	Value
3.800% due 03/09/22	$300,000	$310,874
Fox Corp 3.666% due 01/25/22 ~	275,000	284,041
JD.com Inc (China) 3.125% due 04/29/21	200,000	200,990
NBCUniversal Media LLC 4.375% due 04/01/21	350,000	362,486
Omnicom Group Inc 3.625% due 05/01/22	300,000	311,171
Orange SA (France) 4.125% due 09/14/21	350,000	364,101
Telefonica Emisiones SA (Spain) 5.462% due 02/16/21	350,000	365,449
The Interpublic Group of Cos Inc 3.750% due 10/01/21	125,000	128,178
The Walt Disney Co
1.650% due 09/01/22	390,000	389,192
4.500% due 02/15/21 ~	200,000	207,093
Time Warner Cable LLC 5.000% due 02/01/20	600,000	604,902
TWDC Enterprises 18 Corp
2.300% due 02/12/21	200,000	201,419
2.450% due 03/04/22	300,000	304,519
Verizon Communications Inc
3.125% due 03/16/22	300,000	308,763
3.450% due 03/15/21	200,000	204,343
4.600% due 04/01/21	200,000	207,443
Viacom Inc 3.875% due 12/15/21	300,000	310,195
WPP Finance 2010 (United Kingdom) 4.750% due 11/21/21	200,000	209,471

		13,530,016

Consumer, Cyclical - 7.5%

American Honda Finance Corp
1.700% due 09/09/21	250,000	248,983
2.200% due 06/27/22	300,000	301,902
2.650% due 02/12/21	250,000	252,496
3.375% due 12/10/21	375,000	385,627
AutoNation Inc 3.350% due 01/15/21	250,000	252,407
Best Buy Co Inc 5.500% due 03/15/21	250,000	259,205
Carnival Corp 3.950% due 10/15/20	107,000	108,923
Costco Wholesale Corp 2.150% due 05/18/21	400,000	401,923
Delta Air Lines Inc
3.400% due 04/19/21	245,000	248,508
3.625% due 03/15/22	300,000	308,356
DR Horton Inc 2.550% due 12/01/20	200,000	200,642
Ford Motor Credit Co LLC
2.343% due 11/02/20	200,000	198,858
3.200% due 01/15/21	700,000	701,111
3.336% due 03/18/21	400,000	401,971
3.350% due 11/01/22	200,000	200,361
3.813% due 10/12/21	750,000	760,332
5.596% due 01/07/22	500,000	525,501
5.875% due 08/02/21	200,000	209,543
General Motors Financial Co Inc
2.450% due 11/06/20	500,000	499,836
3.200% due 07/06/21	250,000	252,628
3.450% due 01/14/22	400,000	407,867
3.450% due 04/10/22	650,000	661,135
3.550% due 04/09/21	220,000	223,262
3.550% due 07/08/22	250,000	255,464
4.200% due 03/01/21	300,000	306,544
4.200% due 11/06/21	510,000	526,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Lowe’s Cos Inc 3.120% due 04/15/22	$400,000	$409,214
Marriott International Inc
2.300% due 01/15/22	250,000	250,145
3.375% due 10/15/20	300,000	302,894
McDonald’s Corp
2.625% due 01/15/22	300,000	305,109
2.750% due 12/09/20	300,000	302,456
Nordstrom Inc 4.750% due 05/01/20	150,000	152,114
PACCAR Financial Corp
2.050% due 11/13/20	100,000	100,164
2.650% due 05/10/22	150,000	152,402
2.800% due 03/01/21	65,000	65,801
3.100% due 05/10/21	200,000	203,400
3.150% due 08/09/21	100,000	102,095
QVC Inc 5.125% due 07/02/22	200,000	210,208
Southwest Airlines Co 2.650% due 11/05/20	200,000	201,108
Starbucks Corp 2.200% due 11/22/20	225,000	225,389
Target Corp 2.900% due 01/15/22	250,000	256,902
The Home Depot Inc
2.000% due 04/01/21	500,000	501,279
2.625% due 06/01/22	250,000	255,875
3.250% due 03/01/22	350,000	362,252
The TJX Cos Inc 2.750% due 06/15/21	250,000	253,530
Toyota Motor Corp (Japan)
2.157% due 07/02/22	55,000	55,404
3.183% due 07/20/21	550,000	562,288
Toyota Motor Credit Corp
2.600% due 01/11/22	300,000	304,861
2.650% due 04/12/22	500,000	509,286
2.950% due 04/13/21	450,000	457,375
3.400% due 09/15/21	350,000	360,426
Walgreen Co 3.100% due 09/15/22	300,000	307,422
Walgreens Boots Alliance Inc 3.300% due 11/18/21	250,000	255,963
Walmart Inc
1.900% due 12/15/20	350,000	350,865
3.125% due 06/23/21	700,000	716,338

		17,592,246

Consumer, Non-Cyclical - 15.4%

Abbott Laboratories 2.900% due 11/30/21	800,000	814,702
AbbVie Inc
2.300% due 05/14/21	450,000	450,982
3.375% due 11/14/21	305,000	312,718
Allergan Funding SCS 3.450% due 03/15/22	900,000	922,714
Altria Group Inc
3.490% due 02/14/22	550,000	564,352
4.750% due 05/05/21	400,000	416,005
Amgen Inc
1.850% due 08/19/21	250,000	249,156
2.650% due 05/11/22	800,000	810,673
3.450% due 10/01/20	150,000	152,078
3.875% due 11/15/21	350,000	361,433
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	450,000	454,373
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	350,000	355,377

	Principal Amount	Value
Anthem Inc 2.500% due 11/21/20	$530,000	$531,954
Archer-Daniels-Midland Co 3.375% due 03/15/22	300,000	310,235
AstraZeneca PLC (United Kingdom)
2.375% due 11/16/20	400,000	401,738
2.375% due 06/12/22	200,000	201,543
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	500,000	504,918
Becton Dickinson & Co
2.404% due 06/05/20	105,000	105,122
2.675% due 12/15/19	67,000	67,023
2.894% due 06/06/22	300,000	304,682
3.125% due 11/08/21	200,000	203,444
Biogen Inc 3.625% due 09/15/22	300,000	312,346
Block Financial LLC 4.125% due 10/01/20	150,000	152,404
Bristol-Myers Squibb Co
2.000% due 08/01/22	200,000	200,275
2.550% due 05/14/21 ~	175,000	176,583
2.600% due 05/16/22 ~	350,000	355,391
Campbell Soup Co 3.300% due 03/15/21	165,000	167,423
Cardinal Health Inc
2.616% due 06/15/22	350,000	351,902
4.625% due 12/15/20	100,000	102,664
Celgene Corp
2.875% due 08/15/20	450,000	452,548
2.875% due 02/19/21	115,000	116,137
3.250% due 08/15/22	250,000	257,683
Cigna Corp 3.400% due 09/17/21	850,000	869,690
Cintas Corp No 2 2.900% due 04/01/22	300,000	306,671
Conagra Brands Inc 3.800% due 10/22/21	280,000	289,038
Constellation Brands Inc 2.250% due 11/06/20	200,000	200,095
CVS Health Corp
2.125% due 06/01/21	614,000	613,582
3.350% due 03/09/21	431,000	438,125
3.500% due 07/20/22	150,000	154,926
Danaher Corp 2.400% due 09/15/20	200,000	200,322
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	200,000	204,644
Express Scripts Holding Co
3.900% due 02/15/22	300,000	311,285
4.750% due 11/15/21	400,000	420,492
General Mills Inc 3.200% due 04/16/21	340,000	345,307
Genzyme Corp 5.000% due 06/15/20	500,000	510,158
Gilead Sciences Inc
1.950% due 03/01/22	300,000	299,984
4.400% due 12/01/21	500,000	521,733
GlaxoSmithKline Capital PLC (United Kingdom)
2.850% due 05/08/22	600,000	612,788
2.875% due 06/01/22	250,000	255,511
3.125% due 05/14/21	280,000	285,622
Humana Inc 2.500% due 12/15/20	100,000	100,207
Johnson & Johnson
1.650% due 03/01/21	250,000	249,557
1.950% due 11/10/20	85,000	85,052
2.250% due 03/03/22	400,000	404,842
Kellogg Co 4.000% due 12/15/20	33,000	33,708
Keurig Dr Pepper Inc 3.551% due 05/25/21	400,000	408,960

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Kraft Heinz Foods Co 3.375% due 06/15/21	$305,000	$309,036
Laboratory Corp of America Holdings 3.200% due 02/01/22	350,000	357,244
Life Technologies Corp 6.000% due 03/01/20	200,000	203,080
McCormick & Co Inc 2.700% due 08/15/22	200,000	202,702
McKesson Corp 3.650% due 11/30/20	150,000	152,478
Mead Johnson Nutrition Co (United Kingdom) 3.000% due 11/15/20	150,000	151,340
Medtronic Inc 3.150% due 03/15/22	565,000	582,739
Merck & Co Inc
2.350% due 02/10/22	300,000	303,813
2.400% due 09/15/22	200,000	203,415
3.875% due 01/15/21	250,000	255,212
Molson Coors Brewing Co 2.100% due 07/15/21	300,000	300,066
Moody’s Corp 3.250% due 06/07/21	250,000	255,087
Mylan NV 3.150% due 06/15/21	500,000	506,519
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	300,000	304,593
2.400% due 09/21/22	300,000	305,055
PayPal Holdings Inc 2.200% due 09/26/22	95,000	95,287
PepsiCo Inc
2.000% due 04/15/21	300,000	301,204
2.150% due 10/14/20	200,000	200,396
2.750% due 03/05/22	600,000	614,747
3.100% due 07/17/22	250,000	258,185
3.125% due 11/01/20	250,000	253,497
Pfizer Inc
1.950% due 06/03/21	300,000	300,449
2.800% due 03/11/22	135,000	137,630
3.000% due 09/15/21	350,000	357,503
Philip Morris International Inc
1.875% due 02/25/21	200,000	199,653
2.625% due 02/18/22	500,000	506,199
Quest Diagnostics Inc 4.700% due 04/01/21	350,000	362,677
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	200,000	208,433
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	800,000	803,946
Sysco Corp 2.600% due 10/01/20	200,000	200,956
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21 ~	200,000	207,136
The Coca-Cola Co
1.550% due 09/01/21	650,000	647,081
1.875% due 10/27/20	300,000	300,181
3.150% due 11/15/20	400,000	405,540
The Estee Lauder Cos Inc 1.700% due 05/10/21	250,000	248,965
The Hershey Co 3.100% due 05/15/21	55,000	55,933
The JM Smucker Co 3.500% due 10/15/21	200,000	204,735
The Kroger Co
2.950% due 11/01/21	300,000	304,767
3.400% due 04/15/22	200,000	206,446
The Procter & Gamble Co
1.700% due 11/03/21	250,000	249,847
1.850% due 02/02/21	200,000	199,951
1.900% due 10/23/20	105,000	105,114
2.300% due 02/06/22	250,000	253,705

	Principal Amount	Value
Thermo Fisher Scientific Inc
3.600% due 08/15/21	$250,000	$256,354
4.500% due 03/01/21	350,000	362,586
Total System Services Inc 3.800% due 04/01/21	200,000	204,252
Tyson Foods Inc 2.250% due 08/23/21	200,000	200,287
Unilever Capital Corp (United Kingdom)
2.200% due 05/05/22	200,000	201,386
2.750% due 03/22/21	250,000	252,936
4.250% due 02/10/21	350,000	360,435
UnitedHealth Group Inc
1.950% due 10/15/20	150,000	149,974
2.125% due 03/15/21	350,000	351,010
2.875% due 12/15/21	250,000	254,936
2.875% due 03/15/22	300,000	305,647
3.150% due 06/15/21	200,000	203,865
4.700% due 02/15/21	250,000	257,600
Verisk Analytics Inc 5.800% due 05/01/21	200,000	210,791
Zimmer Biomet Holdings Inc 3.150% due 04/01/22	300,000	305,902
Zoetis Inc 3.250% due 08/20/21	240,000	244,288

		35,967,668

Energy - 6.3%

BP Capital Markets America Inc
3.245% due 05/06/22	300,000	309,022
4.500% due 10/01/20	200,000	204,929
BP Capital Markets PLC (United Kingdom)
3.062% due 03/17/22	300,000	307,191
3.561% due 11/01/21	700,000	720,970
Buckeye Partners LP 4.875% due 02/01/21	200,000	202,996
Chevron Corp
2.419% due 11/17/20	300,000	301,683
2.498% due 03/03/22	500,000	507,659
Enbridge Energy Partners LP 4.375% due 10/15/20	200,000	204,215
Enbridge Inc (Canada) 2.900% due 07/15/22	250,000	254,835
Encana Corp (Canada) 3.900% due 11/15/21	200,000	204,943
Energy Transfer Operating LP
4.150% due 10/01/20	250,000	253,759
4.650% due 06/01/21	400,000	412,120
5.200% due 02/01/22	400,000	422,257
Enterprise Products Operating LLC
2.800% due 02/15/21	250,000	252,430
2.850% due 04/15/21	200,000	202,188
3.500% due 02/01/22	300,000	309,885
EOG Resources Inc 4.100% due 02/01/21	300,000	308,346
EQT Corp
2.500% due 10/01/20	70,000	69,900
4.875% due 11/15/21	200,000	205,230
Exxon Mobil Corp
1.902% due 08/16/22	100,000	100,539
2.222% due 03/01/21	250,000	251,370
2.397% due 03/06/22	600,000	609,366
Husky Energy Inc (Canada) 7.250% due 12/15/19	150,000	151,392
Kinder Morgan Energy Partners LP
5.300% due 09/15/20	200,000	205,754
6.850% due 02/15/20	450,000	457,587
Marathon Petroleum Corp 3.400% due 12/15/20	400,000	404,509
Occidental Petroleum Corp 2.600% due 08/13/21	185,000	186,266

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
2.600% due 04/15/22	$300,000	$301,631
2.700% due 08/15/22	535,000	539,904
4.100% due 02/01/21	300,000	305,914
4.850% due 03/15/21	279,000	288,554
ONEOK Inc 4.250% due 02/01/22	200,000	207,182
Phillips 66 4.300% due 04/01/22	481,000	507,392
Pioneer Natural Resources Co 3.450% due 01/15/21	200,000	202,708
Plains All American Pipeline LP 5.000% due 02/01/21	200,000	205,219
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	450,000	464,966
6.250% due 03/15/22	300,000	323,343
Shell International Finance BV (Netherlands)
1.750% due 09/12/21	450,000	449,327
1.875% due 05/10/21	200,000	200,134
2.250% due 11/10/20	400,000	401,771
Sunoco Logistics Partners Operations LP 4.650% due 02/15/22	200,000	209,740
The Williams Cos Inc
3.600% due 03/15/22	500,000	513,769
7.875% due 09/01/21	250,000	275,298
Total Capital International SA (France)
2.218% due 07/12/21	155,000	155,802
2.750% due 06/19/21	300,000	304,111
2.875% due 02/17/22	300,000	306,879
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	400,000	406,450
Western Midstream Operating LP 4.000% due 07/01/22	300,000	303,731

		14,895,166

Financial - 44.0%

AerCap Ireland Capital DAC (Ireland)
3.500% due 05/26/22	350,000	359,057
4.450% due 12/16/21	300,000	312,037
4.625% due 10/30/20	450,000	460,724
5.000% due 10/01/21	500,000	525,851
Air Lease Corp
2.625% due 07/01/22	200,000	201,209
3.500% due 01/15/22	350,000	359,104
3.875% due 04/01/21	250,000	255,397
Aircastle Ltd
5.125% due 03/15/21	130,000	134,776
7.625% due 04/15/20	80,000	82,245
American Express Co
2.200% due 10/30/20	400,000	400,658
2.500% due 08/01/22	350,000	353,658
2.750% due 05/20/22	200,000	203,179
3.000% due 02/22/21	165,000	167,165
3.375% due 05/17/21	450,000	459,124
3.700% due 11/05/21	130,000	134,262
American Express Credit Corp 2.700% due 03/03/22	850,000	864,058
American International Group Inc
3.300% due 03/01/21	300,000	304,796
4.875% due 06/01/22	350,000	374,109
6.400% due 12/15/20	200,000	210,275
American Tower Corp REIT
2.250% due 01/15/22	250,000	250,371
2.800% due 06/01/20	250,000	250,979
3.450% due 09/15/21	250,000	255,840
Ameriprise Financial Inc 3.000% due 03/22/22	35,000	35,662
Aon Corp 5.000% due 09/30/20	200,000	205,684
Ares Capital Corp 3.625% due 01/19/22	200,000	203,398

	Principal Amount	Value
Australia & New Zealand Banking Group Ltd (Australia)
2.250% due 11/09/20	$500,000	$501,402
2.300% due 06/01/21	250,000	251,226
2.550% due 11/23/21	250,000	252,549
3.300% due 05/17/21	250,000	255,212
Banco Bilbao Vizcaya Argentaria SA (Spain) 3.000% due 10/20/20	250,000	251,826
Banco Santander SA (Spain) 3.500% due 04/11/22	200,000	205,336
Bancolombia SA (Colombia) 5.950% due 06/03/21	250,000	263,750
Bank of America Corp
2.328% due 10/01/21	500,000	500,627
2.625% due 10/19/20	650,000	654,229
2.625% due 04/19/21	450,000	454,302
2.738% due 01/23/22	500,000	502,990
2.816% due 07/21/23	250,000	253,596
3.124% due 01/20/23	900,000	918,425
3.499% due 05/17/22	650,000	663,021
Bank of America NA 3.335% due 01/25/23	250,000	256,728
Bank of Montreal (Canada)
2.350% due 09/11/22	200,000	202,358
2.900% due 03/26/22	450,000	458,919
3.100% due 04/13/21	750,000	762,999
Barclays Bank PLC (United Kingdom)
2.650% due 01/11/21	395,000	396,206
5.140% due 10/14/20	200,000	204,547
Barclays PLC (United Kingdom)
3.200% due 08/10/21	600,000	605,880
3.250% due 01/12/21	400,000	403,260
4.610% due 02/15/23	350,000	363,772
BB&T Corp
2.050% due 05/10/21	800,000	799,701
2.750% due 04/01/22	200,000	203,043
3.050% due 06/20/22	350,000	358,522
BBVA USA 3.500% due 06/11/21	250,000	254,196
Berkshire Hathaway Finance Corp 4.250% due 01/15/21	250,000	257,527
Berkshire Hathaway Inc
2.200% due 03/15/21	200,000	201,087
3.400% due 01/31/22	200,000	207,384
3.750% due 08/15/21	200,000	206,298
BlackRock Inc 4.250% due 05/24/21	200,000	207,903
BNP Paribas SA (France) 5.000% due 01/15/21	750,000	778,331
BPCE SA (France) 2.650% due 02/03/21	500,000	503,287
Branch Banking & Trust 2.625% due 01/15/22	250,000	253,200
Canadian Imperial Bank of Commerce (Canada)
2.100% due 10/05/20	200,000	200,271
2.550% due 06/16/22	250,000	254,197
2.606% due 07/22/23	250,000	251,618
2.700% due 02/02/21	250,000	252,442
Capital One Financial Corp
2.400% due 10/30/20	350,000	351,052
3.050% due 03/09/22	300,000	306,085
3.450% due 04/30/21	100,000	101,835
Capital One NA
2.150% due 09/06/22	500,000	499,788
2.250% due 09/13/21	300,000	300,362
2.950% due 07/23/21	400,000	405,331
Chubb INA Holdings Inc 2.300% due 11/03/20	300,000	301,012
Citibank NA
2.125% due 10/20/20	500,000	500,535
2.844% due 05/20/22	350,000	353,666
2.850% due 02/12/21	400,000	404,681

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
3.165% due 02/19/22	$500,000	$506,826
3.400% due 07/23/21	250,000	256,139
Citigroup Inc
2.350% due 08/02/21	500,000	502,439
2.650% due 10/26/20	500,000	503,138
2.700% due 03/30/21	750,000	757,488
2.750% due 04/25/22	400,000	406,103
2.876% due 07/24/23	350,000	354,938
2.900% due 12/08/21	500,000	507,704
3.142% due 01/24/23	950,000	968,047
Citizens Bank NA
2.250% due 10/30/20	250,000	250,572
2.550% due 05/13/21	350,000	352,488
Commonwealth Bank of Australia (Australia) 2.400% due 11/02/20	400,000	402,057
Cooperatieve Rabobank UA (Netherlands)
2.500% due 01/19/21	300,000	301,804
2.750% due 01/10/22	1,350,000	1,371,343
3.125% due 04/26/21	250,000	254,363
3.875% due 02/08/22	250,000	260,641
Credit Suisse AG (Switzerland) 3.000% due 10/29/21	350,000	356,234
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.125% due 12/10/20	500,000	504,815
3.450% due 04/16/21	300,000	305,020
3.800% due 09/15/22	250,000	259,833
Crown Castle International Corp REIT
3.400% due 02/15/21	250,000	253,488
4.875% due 04/15/22	300,000	319,037
Deutsche Bank AG (Germany)
3.150% due 01/22/21	500,000	499,012
3.375% due 05/12/21	166,000	165,568
4.250% due 02/04/21	250,000	252,513
4.250% due 10/14/21	750,000	761,049
5.000% due 02/14/22	600,000	621,511
Discover Bank 3.200% due 08/09/21	250,000	253,872
E*TRADE Financial Corp 2.950% due 08/24/22	200,000	203,266
ERP Operating LP REIT 4.750% due 07/15/20	105,000	106,406
Fifth Third Bancorp 2.600% due 06/15/22	400,000	404,433
Fifth Third Bank
2.200% due 10/30/20	200,000	200,404
2.250% due 06/14/21	200,000	200,691
3.350% due 07/26/21	200,000	204,123
First Horizon National Corp 3.500% due 12/15/20	250,000	252,815
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	1,700,000	1,696,318
HSBC Holdings PLC (United Kingdom)
2.650% due 01/05/22	1,100,000	1,108,281
2.950% due 05/25/21	500,000	505,279
3.262% due 03/13/23	800,000	814,262
3.400% due 03/08/21	750,000	761,688
4.000% due 03/30/22	500,000	521,901
Huntington Bancshares Inc
2.300% due 01/14/22	400,000	402,311
3.150% due 03/14/21	250,000	253,425
ING Groep NV (Netherlands) 3.150% due 03/29/22	350,000	358,021
Intercontinental Exchange Inc
2.350% due 09/15/22	300,000	302,634
2.750% due 12/01/20	150,000	151,157
International Lease Finance Corp 8.250% due 12/15/20	250,000	267,544
Jefferies Group LLC 6.875% due 04/15/21	250,000	265,745

	Principal Amount	Value
JPMorgan Chase & Co
2.295% due 08/15/21	$1,000,000	$1,002,955
2.550% due 10/29/20	500,000	502,655
2.550% due 03/01/21	400,000	402,695
2.776% due 04/25/23	200,000	202,968
3.207% due 04/01/23	890,000	911,595
3.250% due 09/23/22	500,000	517,108
3.514% due 06/18/22	750,000	767,757
4.250% due 10/15/20	400,000	409,103
4.500% due 01/24/22	850,000	897,705
4.625% due 05/10/21	500,000	520,243
KeyBank NA
2.400% due 06/09/22	250,000	252,177
2.500% due 11/22/21	250,000	251,653
3.350% due 06/15/21	250,000	255,095
KeyCorp 5.100% due 03/24/21	200,000	208,398
Lloyds Bank PLC (United Kingdom)
2.250% due 08/14/22	250,000	249,846
3.300% due 05/07/21	280,000	284,905
Lloyds Banking Group PLC (United Kingdom)
2.858% due 03/17/23	500,000	501,791
3.000% due 01/11/22	300,000	303,191
3.100% due 07/06/21	300,000	304,176
Manufacturers & Traders Trust 2.625% due 01/25/21	250,000	251,853
Marsh & McLennan Cos Inc 3.500% due 12/29/20	50,000	50,811
Mastercard Inc 2.000% due 11/21/21	200,000	200,894
Mitsubishi UFJ Financial Group Inc (Japan)
2.190% due 09/13/21	300,000	299,659
2.623% due 07/18/22	450,000	453,798
2.665% due 07/25/22	500,000	504,958
2.950% due 03/01/21	700,000	706,911
3.218% due 03/07/22	450,000	460,569
3.535% due 07/26/21	115,000	117,615
Mizuho Financial Group Inc (Japan)
2.273% due 09/13/21	300,000	299,895
2.601% due 09/11/22	200,000	201,618
2.721% due 07/16/23	200,000	201,740
2.953% due 02/28/22	350,000	355,129
Morgan Stanley
2.500% due 04/21/21	500,000	503,351
2.625% due 11/17/21	950,000	958,984
2.750% due 05/19/22	700,000	710,322
5.500% due 07/28/21	750,000	795,798
5.750% due 01/25/21	300,000	313,799
MUFG Union Bank NA 3.150% due 04/01/22	250,000	256,248
National Australia Bank Ltd (Australia)
1.875% due 07/12/21	400,000	398,929
2.500% due 01/12/21	250,000	251,428
2.500% due 05/22/22	250,000	253,178
3.375% due 09/20/21	300,000	307,516
3.700% due 11/04/21	250,000	258,301
National Bank of Canada (Canada) 2.200% due 11/02/20	400,000	401,017
Northern Trust Corp 3.450% due 11/04/20	350,000	355,334
ORIX Corp (Japan) 2.900% due 07/18/22	200,000	203,444
PNC Bank NA
2.450% due 11/05/20	600,000	602,778
2.450% due 07/28/22	250,000	252,696
2.500% due 01/22/21	700,000	704,509
Prudential Financial Inc
4.500% due 11/15/20	200,000	205,424
5.375% due 06/21/20	100,000	102,332
Public Storage REIT 2.370% due 09/15/22	200,000	202,026

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Regions Bank 2.750% due 04/01/21	$250,000	$251,702
Regions Financial Corp 2.750% due 08/14/22	350,000	355,495
Royal Bank of Canada (Canada)
2.150% due 10/26/20	810,000	811,563
2.350% due 10/30/20	75,000	75,330
2.500% due 01/19/21	650,000	654,518
2.800% due 04/29/22	200,000	203,803
3.200% due 04/30/21	250,000	254,767
Royal Bank of Scotland Group PLC (United Kingdom) 3.498% due 05/15/23	400,000	405,534
Santander Holdings USA Inc
3.700% due 03/28/22	500,000	512,746
4.450% due 12/03/21	60,000	62,685
Santander UK Group Holdings PLC (United Kingdom)
2.875% due 10/16/20	200,000	200,815
2.875% due 08/05/21	350,000	351,623
Santander UK PLC (United Kingdom)
2.125% due 11/03/20	200,000	199,925
2.500% due 01/05/21	400,000	400,607
3.400% due 06/01/21	200,000	203,522
3.750% due 11/15/21	200,000	206,539
Service Properties Trust REIT 5.000% due 08/15/22	200,000	209,169
Simon Property Group LP REIT
2.625% due 06/15/22	600,000	609,852
4.375% due 03/01/21	250,000	256,686
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	500,000	503,762
Sumitomo Mitsui Banking Corp (Japan) 2.450% due 10/20/20	300,000	301,381
Sumitomo Mitsui Financial Group Inc (Japan)
2.058% due 07/14/21	400,000	398,907
2.784% due 07/12/22	500,000	507,626
2.846% due 01/11/22	500,000	507,013
2.934% due 03/09/21	350,000	353,225
SunTrust Bank
2.800% due 05/17/22	300,000	305,700
3.502% due 08/02/22	100,000	102,232
3.525% due 10/26/21	40,000	40,568
SunTrust Banks Inc
2.700% due 01/27/22	500,000	505,768
2.900% due 03/03/21	250,000	252,667
Svenska Handelsbanken AB (Sweden)
1.875% due 09/07/21	250,000	249,023
2.400% due 10/01/20	300,000	301,256
2.450% due 03/30/21	300,000	301,639
3.350% due 05/24/21	250,000	255,098
Synchrony Bank 3.650% due 05/24/21	250,000	254,865
Synchrony Financial
2.850% due 07/25/22	45,000	45,414
3.750% due 08/15/21	250,000	255,889
The Bank of New York Mellon Corp
1.950% due 08/23/22	210,000	210,092
2.050% due 05/03/21	350,000	350,326
2.450% due 11/27/20	200,000	200,983
2.500% due 04/15/21	200,000	201,560
2.600% due 02/07/22	500,000	507,076
3.550% due 09/23/21	350,000	360,592
The Bank of Nova Scotia (Canada)
2.450% due 03/22/21	350,000	352,563
2.500% due 01/08/21	450,000	452,740
2.800% due 07/21/21	250,000	253,531
3.125% due 04/20/21	750,000	762,542
The Charles Schwab Corp
3.250% due 05/21/21	135,000	137,818

	Principal Amount	Value
The Goldman Sachs Group Inc
2.350% due 11/15/21	$550,000	$550,668
2.600% due 12/27/20	300,000	300,378
2.625% due 04/25/21	300,000	301,898
2.875% due 02/25/21	550,000	555,029
2.876% due 10/31/22	650,000	657,686
2.905% due 07/24/23	500,000	507,299
3.000% due 04/26/22	600,000	606,801
5.250% due 07/27/21	800,000	843,210
5.750% due 01/24/22	1,100,000	1,185,553
The Huntington National Bank 3.250% due 05/14/21	250,000	254,282
The PNC Financial Services Group Inc 3.300% due 03/08/22	400,000	412,914
The Progressive Corp 3.750% due 08/23/21	200,000	206,672
The Toronto-Dominion Bank (Canada)
1.800% due 07/13/21	500,000	498,734
2.125% due 04/07/21	350,000	350,980
2.500% due 12/14/20	500,000	503,483
3.250% due 06/11/21	200,000	204,257
The Western Union Co 3.600% due 03/15/22	300,000	308,161
US Bancorp
2.350% due 01/29/21	200,000	201,010
2.625% due 01/24/22	450,000	455,815
2.950% due 07/15/22	500,000	512,039
US Bank NA
2.050% due 10/23/20	250,000	250,377
2.650% due 05/23/22	250,000	254,459
3.000% due 02/04/21	250,000	253,151
3.150% due 04/26/21	250,000	254,151
3.450% due 11/16/21	300,000	308,809
Visa Inc
2.150% due 09/15/22	200,000	201,951
2.200% due 12/14/20	700,000	702,867
Wells Fargo & Co
2.500% due 03/04/21	1,150,000	1,155,607
2.625% due 07/22/22	1,150,000	1,163,202
3.500% due 03/08/22	1,000,000	1,031,645
4.600% due 04/01/21	200,000	207,330
Wells Fargo Bank NA
2.082% due 09/09/22	500,000	498,949
2.600% due 01/15/21	500,000	503,680
2.897% due 05/27/22	330,000	333,786
3.625% due 10/22/21	850,000	874,814
Westpac Banking Corp (Australia)
2.000% due 08/19/21	500,000	499,573
2.500% due 06/28/22	250,000	253,318
2.600% due 11/23/20	400,000	402,688
2.650% due 01/25/21	250,000	251,973
2.800% due 01/11/22	300,000	305,277
Willis Towers Watson PLC 5.750% due 03/15/21	200,000	209,708
Zions Bancorp NA 3.350% due 03/04/22	250,000	256,014

		103,086,693

Industrial - 6.1%

3M Co
2.750% due 03/01/22	100,000	102,486
3.000% due 09/14/21	445,000	453,196
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	300,000	306,692
Burlington Northern Santa Fe LLC 3.050% due 03/15/22	300,000	307,197
Caterpillar Financial Services Corp
1.700% due 08/09/21	300,000	298,782
1.900% due 09/06/22	145,000	144,876
2.400% due 06/06/22	300,000	303,480
2.650% due 05/17/21	135,000	136,499

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
2.950% due 02/26/22	$450,000	$460,775
3.150% due 09/07/21	110,000	112,309
3.350% due 12/07/20	100,000	101,451
Caterpillar Inc 3.900% due 05/27/21	200,000	206,225
CNH Industrial Capital LLC
4.375% due 11/06/20	200,000	204,040
4.875% due 04/01/21	200,000	207,536
CSX Corp 3.700% due 10/30/20	200,000	202,472
Deere & Co 2.600% due 06/08/22	500,000	509,367
Emerson Electric Co 2.625% due 12/01/21	300,000	303,622
FedEx Corp 3.400% due 01/14/22	140,000	143,598
Fortive Corp 2.350% due 06/15/21	200,000	200,346
General Dynamics Corp 3.000% due 05/11/21	450,000	457,998
General Electric Co
4.625% due 01/07/21	200,000	205,248
4.650% due 10/17/21	300,000	312,113
5.300% due 02/11/21	300,000	310,039
Honeywell International Inc
1.850% due 11/01/21	500,000	499,929
2.150% due 08/08/22	95,000	95,821
John Deere Capital Corp
1.950% due 06/13/22	105,000	105,065
2.300% due 06/07/21	200,000	201,235
2.875% due 03/12/21	500,000	506,608
2.950% due 04/01/22	90,000	92,270
3.125% due 09/10/21	135,000	138,110
3.900% due 07/12/21	300,000	310,271
L3Harris Technologies Inc 4.950% due 02/15/21 ~	200,000	205,544
Lockheed Martin Corp
2.500% due 11/23/20	250,000	251,159
3.350% due 09/15/21	250,000	256,526
Masco Corp 7.125% due 03/15/20	7,000	7,140
Norfolk Southern Corp 3.000% due 04/01/22	200,000	204,115
Northrop Grumman Corp
2.080% due 10/15/20	150,000	150,075
3.500% due 03/15/21	250,000	254,707
Packaging Corp of America 3.900% due 06/15/22	200,000	206,717
Raytheon Co 3.125% due 10/15/20	150,000	151,839
Republic Services Inc 3.550% due 06/01/22	400,000	414,278
Rockwell Collins Inc 2.800% due 03/15/22	300,000	305,047
Roper Technologies Inc 3.000% due 12/15/20	300,000	302,718
Ryder System Inc
2.800% due 03/01/22	300,000	303,915
2.875% due 06/01/22	60,000	61,008
3.500% due 06/01/21	50,000	51,094
Tech Data Corp 3.700% due 02/15/22	300,000	306,837
The Boeing Co
2.300% due 08/01/21	280,000	281,283
2.700% due 05/01/22	85,000	86,698
8.750% due 08/15/21	200,000	223,607
Union Pacific Corp
2.250% due 06/19/20	200,000	200,149
2.950% due 03/01/22	55,000	56,305
3.200% due 06/08/21	135,000	137,376

	Principal Amount	Value
United Parcel Service Inc
2.050% due 04/01/21	$300,000	$300,309
3.125% due 01/15/21	300,000	304,169
United Technologies Corp
1.950% due 11/01/21	200,000	199,891
3.100% due 06/01/22	500,000	514,934
3.350% due 08/16/21	270,000	277,043
Waste Management Inc 4.600% due 03/01/21	300,000	308,789

		14,262,928

Technology - 7.9%

Activision Blizzard Inc 2.300% due 09/15/21	200,000	200,564
Analog Devices Inc
2.500% due 12/05/21	150,000	150,938
2.950% due 01/12/21	150,000	151,163
Apple Inc
1.550% due 08/04/21	200,000	199,069
1.700% due 09/11/22	345,000	344,622
2.000% due 11/13/20	250,000	250,563
2.150% due 02/09/22	300,000	302,383
2.250% due 02/23/21	750,000	753,589
2.500% due 02/09/22	400,000	406,326
2.700% due 05/13/22	300,000	306,938
2.850% due 05/06/21	650,000	660,831
Applied Materials Inc 2.625% due 10/01/20	200,000	201,181
Broadcom Corp
2.200% due 01/15/21	100,000	99,661
3.000% due 01/15/22	750,000	757,535
Broadcom Inc
3.125% due 04/15/21 ~	450,000	454,435
3.125% due 10/15/22 ~	85,000	86,101
CA Inc 5.375% due 12/01/19	200,000	200,968
Dell International LLC 4.420% due 06/15/21 ~	1,050,000	1,082,926
Electronic Arts Inc 3.700% due 03/01/21	227,000	231,517
Fidelity National Information Services Inc
2.250% due 08/15/21	250,000	250,409
3.625% due 10/15/20	250,000	253,367
Fiserv Inc 2.700% due 06/01/20	250,000	250,693
Hewlett Packard Enterprise Co
3.500% due 10/05/21	125,000	128,183
3.600% due 10/15/20	650,000	658,465
HP Inc
3.750% due 12/01/20	150,000	152,499
4.050% due 09/15/22	300,000	316,516
4.375% due 09/15/21	250,000	260,216
IBM Credit LLC
1.800% due 01/20/21	150,000	149,757
2.650% due 02/05/21	550,000	555,062
3.600% due 11/30/21	300,000	310,098
Intel Corp
1.700% due 05/19/21	100,000	99,907
2.350% due 05/11/22	250,000	253,020
3.100% due 07/29/22	200,000	207,071
3.300% due 10/01/21	400,000	411,824
International Business Machines Corp
1.875% due 08/01/22	300,000	299,167
2.500% due 01/27/22	300,000	303,463
2.800% due 05/13/21	240,000	243,277
2.850% due 05/13/22	500,000	511,155
Lam Research Corp 2.800% due 06/15/21	200,000	202,435
Microchip Technology Inc 3.922% due 06/01/21	300,000	306,524

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Microsoft Corp
1.550% due 08/08/21	$750,000	$747,055
2.000% due 11/03/20	300,000	300,486
2.400% due 02/06/22	1,000,000	1,014,327
NVIDIA Corp 2.200% due 09/16/21	200,000	200,501
Oracle Corp
1.900% due 09/15/21	1,100,000	1,099,949
2.500% due 05/15/22	400,000	405,192
2.800% due 07/08/21	300,000	304,606
QUALCOMM Inc 3.000% due 05/20/22	500,000	512,760
Seagate HDD Cayman 4.250% due 03/01/22	88,000	90,685
Texas Instruments Inc 1.850% due 05/15/22	250,000	249,832
VMware Inc 2.950% due 08/21/22	350,000	355,096
Xilinx Inc 3.000% due 03/15/21	200,000	202,410

		18,447,317

Utilities - 4.5%
American Electric Power Co Inc
2.150% due 11/13/20	70,000	70,051
3.650% due 12/01/21	200,000	206,382
Berkshire Hathaway Energy Co 2.375% due 01/15/21	295,000	296,501
CenterPoint Energy Inc 3.600% due 11/01/21	315,000	323,456
Consolidated Edison Inc 2.000% due 05/15/21	200,000	199,838
Dominion Energy Inc
2.000% due 08/15/21	400,000	398,854
2.715% due 08/15/21	70,000	70,489
DPL Inc 7.250% due 10/15/21	122,000	131,303
DTE Energy Co 2.600% due 06/15/22	105,000	106,078
Duke Energy Carolinas LLC 3.350% due 05/15/22	500,000	517,075
Duke Energy Corp 3.550% due 09/15/21	250,000	255,941
Duke Energy Florida LLC 3.100% due 08/15/21	500,000	507,520
Edison International 2.125% due 04/15/20	100,000	99,815
Emera US Finance LP (Canada) 2.700% due 06/15/21	200,000	201,226
Entergy Corp 4.000% due 07/15/22	350,000	365,434
Eversource Energy 2.500% due 03/15/21	200,000	200,680
Exelon Corp 5.150% due 12/01/20	45,000	46,214
Exelon Generation Co LLC 3.400% due 03/15/22	600,000	615,456
FirstEnergy Corp 2.850% due 07/15/22	200,000	203,113
LG&E & KU Energy LLC 3.750% due 11/15/20	250,000	253,280
National Rural Utilities Cooperative Finance Corp 3.050% due 02/15/22	350,000	357,506
NextEra Energy Capital Holdings Inc
2.403% due 09/01/21	500,000	503,301
2.900% due 04/01/22	100,000	101,902
4.500% due 06/01/21	400,000	412,890
NV Energy Inc 6.250% due 11/15/20	54,000	56,411

	Principal Amount	Value
Ohio Power Co 5.375% due 10/01/21	$250,000	$265,443
Oncor Electric Delivery Co LLC 4.100% due 06/01/22	250,000	262,618
PECO Energy Co 1.700% due 09/15/21	300,000	298,363
PNM Resources Inc 3.250% due 03/09/21	100,000	100,970
Public Service Enterprise Group Inc 2.000% due 11/15/21	350,000	349,044
Puget Energy Inc 6.500% due 12/15/20	250,000	261,814
Sempra Energy
2.400% due 02/01/20	130,000	130,018
2.400% due 03/15/20	200,000	200,111
Southern California Edison Co
2.900% due 03/01/21	100,000	100,994
3.875% due 06/01/21	250,000	255,728
Southern Power Co 2.500% due 12/15/21	300,000	300,600
The Southern Co
2.350% due 07/01/21	250,000	250,823
2.750% due 06/15/20	400,000	401,506
WEC Energy Group Inc
3.100% due 03/08/22	70,000	71,592
3.375% due 06/15/21	300,000	306,586
Xcel Energy Inc 2.400% due 03/15/21	400,000	401,919

		10,458,845

Total Corporate Bonds & Notes (Cost $228,783,257)		231,914,624

	Shares

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio, 1.870%	1,025,028	1,025,028

Total Short-Term Investment (Cost $1,025,028)		1,025,028

TOTAL INVESTMENTS - 99.5% (Cost $229,808,285)		232,939,652

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,098,983

NET ASSETS - 100.0%		$234,038,635

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$231,914,624	$-	$231,914,624	$-
	Short-Term Investment	1,025,028	1,025,028	-	-

	Total	$232,939,652	$1,025,028	$231,914,624	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.4%

Basic Materials - 0.7%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$105,558
Albemarle Corp 5.450% due 12/01/44	50,000	56,866
ArcelorMittal (Luxembourg)
5.500% due 03/01/21	40,000	41,663
6.125% due 06/01/25	30,000	33,787
6.250% due 02/25/22	35,000	37,873
7.000% due 10/15/39	42,000	50,973
Barrick North America Finance LLC (Canada) 5.750% due 05/01/43	200,000	263,314
BHP Billiton Finance USA Ltd (Australia) 5.000% due 09/30/43	300,000	387,748
Celanese US Holdings LLC
4.625% due 11/15/22	30,000	31,941
5.875% due 06/15/21	30,000	31,681
DuPont de Nemours Inc
4.493% due 11/15/25	100,000	110,543
4.725% due 11/15/28	150,000	171,870
5.319% due 11/15/38	65,000	79,484
5.419% due 11/15/48	75,000	95,350
Eastman Chemical Co
3.800% due 03/15/25	100,000	104,846
4.650% due 10/15/44	50,000	54,430
4.800% due 09/01/42	100,000	109,447
Ecolab Inc
2.375% due 08/10/22	200,000	201,801
4.350% due 12/08/21	82,000	85,968
Fibria Overseas Finance Ltd (Brazil)
4.000% due 01/14/25	50,000	50,938
5.500% due 01/17/27	50,000	53,838
FMC Corp 4.100% due 02/01/24	50,000	52,259
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	159,661
Huntsman International LLC 4.500% due 05/01/29	45,000	47,488
International Paper Co
4.350% due 08/15/48	100,000	103,968
4.750% due 02/15/22	57,000	60,133
6.000% due 11/15/41	200,000	244,616
7.500% due 08/15/21	27,000	29,510
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	111,805
LYB International Finance II BV 3.500% due 03/02/27	264,000	272,732
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	77,710
Methanex Corp (Canada) 5.250% due 12/15/29	50,000	50,310
Newmont Goldcorp Corp
3.500% due 03/15/22	100,000	102,635
5.875% due 04/01/35	100,000	127,187
Nucor Corp
4.000% due 08/01/23	25,000	26,563
4.125% due 09/15/22	50,000	52,665
5.200% due 08/01/43	25,000	31,254
Nutrien Ltd (Canada)
4.200% due 04/01/29	55,000	60,613
5.250% due 01/15/45	145,000	171,736
PPG Industries Inc
2.800% due 08/15/29	50,000	50,167
3.600% due 11/15/20	50,000	50,844

	Principal Amount	Value
Praxair Inc 2.200% due 08/15/22	$100,000	$100,743
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	50,000	67,701
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	249,659
RPM International Inc 5.250% due 06/01/45	50,000	55,242
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	170,025
7.500% due 07/27/35	50,000	67,125
The Dow Chemical Co
4.125% due 11/15/21	200,000	207,329
4.250% due 10/01/34	200,000	212,288
4.800% due 05/15/49 ~	65,000	71,898
The Mosaic Co 5.450% due 11/15/33	163,000	184,870
The Sherwin-Williams Co
2.750% due 06/01/22	23,000	23,352
3.125% due 06/01/24	25,000	25,843
3.450% due 06/01/27	60,000	62,862
3.950% due 01/15/26	150,000	160,416
4.000% due 12/15/42	50,000	51,909
4.500% due 06/01/47	29,000	32,594
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	96,000	99,600
6.875% due 11/21/36	150,000	190,800
8.250% due 01/17/34	100,000	137,125
Westlake Chemical Corp 4.375% due 11/15/47	100,000	98,522

		6,313,678

Communications - 2.5%

Alibaba Group Holding Ltd (China)
3.125% due 11/28/21	200,000	203,183
3.600% due 11/28/24	200,000	210,590
Alphabet Inc 1.998% due 08/15/26	200,000	200,370
Amazon.com Inc
2.400% due 02/22/23	200,000	203,582
3.300% due 12/05/21	100,000	102,994
3.875% due 08/22/37	195,000	224,384
4.050% due 08/22/47	70,000	84,380
4.250% due 08/22/57	100,000	124,664
5.200% due 12/03/25	50,000	58,853
America Movil SAB de CV (Mexico)
6.125% due 03/30/40	250,000	340,885
6.375% due 03/01/35	125,000	170,658
AT&T Inc
2.950% due 07/15/26	40,000	40,633
3.200% due 03/01/22	35,000	35,867
3.400% due 05/15/25	300,000	313,498
3.800% due 03/01/24	50,000	52,912
3.950% due 01/15/25	45,000	48,095
4.125% due 02/17/26	300,000	324,266
4.250% due 03/01/27	100,000	108,910
4.300% due 02/15/30	735,000	809,611
4.300% due 12/15/42	393,000	411,188
4.350% due 03/01/29	150,000	165,909
4.350% due 06/15/45	177,000	187,052
4.500% due 05/15/35	90,000	98,946
4.550% due 03/09/49	100,000	108,075
4.850% due 03/01/39	70,000	79,493
5.150% due 03/15/42	200,000	230,480
5.150% due 11/15/46	100,000	116,179
5.350% due 09/01/40	161,000	189,080
5.450% due 03/01/47	50,000	60,496
5.700% due 03/01/57	50,000	63,092
6.000% due 08/15/40	50,000	62,379
6.100% due 07/15/40	50,000	62,638
6.200% due 03/15/40	50,000	63,172
6.375% due 03/01/41	50,000	64,528

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Baidu Inc (China) 2.875% due 07/06/22	$300,000	$301,903
Bell Canada Inc (Canada) 4.464% due 04/01/48	65,000	76,294
Booking Holdings Inc 3.600% due 06/01/26	50,000	53,511
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	228,978
9.625% due 12/15/30	50,000	76,298
CBS Corp
2.500% due 02/15/23	100,000	100,383
2.900% due 01/15/27	50,000	49,620
3.375% due 02/15/28	55,000	56,370
4.200% due 06/01/29	100,000	108,628
5.900% due 10/15/40	50,000	61,427
7.875% due 07/30/30	100,000	139,994
Charter Communications Operating LLC
3.750% due 02/15/28	100,000	102,712
4.200% due 03/15/28	200,000	210,732
4.464% due 07/23/22	100,000	105,311
4.500% due 02/01/24	100,000	107,511
4.908% due 07/23/25	150,000	164,972
5.125% due 07/01/49	100,000	106,947
5.375% due 05/01/47	50,000	54,498
6.384% due 10/23/35	70,000	84,913
6.484% due 10/23/45	165,000	201,340
6.834% due 10/23/55	50,000	63,308
Cisco Systems Inc
1.850% due 09/20/21	100,000	99,996
2.200% due 02/28/21	50,000	50,270
2.600% due 02/28/23	50,000	51,263
2.950% due 02/28/26	50,000	52,759
3.000% due 06/15/22	60,000	61,971
5.500% due 01/15/40	250,000	345,135
Comcast Corp
2.350% due 01/15/27	40,000	39,851
3.000% due 02/01/24	100,000	103,783
3.300% due 10/01/20	50,000	50,689
3.300% due 02/01/27	100,000	105,761
3.375% due 08/15/25	365,000	386,283
3.400% due 07/15/46	55,000	56,506
3.450% due 10/01/21	65,000	66,957
3.700% due 04/15/24	85,000	90,687
3.950% due 10/15/25	100,000	108,963
3.969% due 11/01/47	289,000	319,496
3.999% due 11/01/49	211,000	234,888
4.000% due 08/15/47	100,000	110,435
4.049% due 11/01/52	97,000	108,114
4.150% due 10/15/28	95,000	106,679
4.250% due 10/15/30	70,000	79,741
4.250% due 01/15/33	250,000	288,105
4.400% due 08/15/35	77,000	90,011
4.600% due 10/15/38	85,000	102,025
4.600% due 08/15/45	77,000	92,742
4.700% due 10/15/48	75,000	92,053
4.750% due 03/01/44	300,000	367,052
4.950% due 10/15/58	80,000	102,788
Corning Inc
4.375% due 11/15/57	100,000	103,234
4.700% due 03/15/37	50,000	56,043
5.350% due 11/15/48	100,000	130,023
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	273,395
Discovery Communications LLC
3.450% due 03/15/25	100,000	102,625
3.500% due 06/15/22	150,000	153,760
3.800% due 03/13/24	100,000	104,530
3.950% due 03/20/28	60,000	62,580

	Principal Amount	Value
4.950% due 05/15/42	$100,000	$105,119
5.200% due 09/20/47	30,000	32,799
eBay Inc
2.750% due 01/30/23	50,000	50,640
3.600% due 06/05/27	50,000	52,111
Expedia Group Inc
3.800% due 02/15/28	50,000	52,382
4.500% due 08/15/24	200,000	217,066
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	213,749
Juniper Networks Inc 3.750% due 08/15/29	100,000	100,624
Motorola Solutions Inc
3.500% due 03/01/23	150,000	154,756
4.600% due 02/23/28	100,000	108,083
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	77,099
Omnicom Group Inc
3.600% due 04/15/26	50,000	52,758
3.625% due 05/01/22	100,000	103,724
Orange SA (France)
5.375% due 01/13/42	150,000	192,950
9.000% due 03/01/31	50,000	78,035
Rogers Communications Inc (Canada)
4.300% due 02/15/48	85,000	97,414
4.350% due 05/01/49	75,000	86,445
4.500% due 03/15/43	25,000	28,571
5.000% due 03/15/44	100,000	122,837
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	175,006
5.462% due 02/16/21	40,000	41,766
7.045% due 06/20/36	150,000	208,014
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	364,643
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	117,952
The Walt Disney Co
1.650% due 09/01/22	20,000	19,959
1.750% due 08/30/24	50,000	49,548
2.000% due 09/01/29	35,000	34,129
2.750% due 09/01/49	45,000	43,417
3.375% due 11/15/26 ~	200,000	214,126
4.500% due 02/15/21 ~	100,000	103,547
5.400% due 10/01/43 ~	100,000	139,898
6.400% due 12/15/35 ~	39,000	56,319
6.650% due 11/15/37 ~	150,000	226,376
Thomson Reuters Corp (Canada)
5.650% due 11/23/43	150,000	179,799
5.850% due 04/15/40	25,000	30,060
Time Warner Cable LLC
5.875% due 11/15/40	150,000	168,154
6.550% due 05/01/37	100,000	120,284
6.750% due 06/15/39	50,000	61,101
7.300% due 07/01/38	150,000	191,592
TWDC Enterprises 18 Corp
2.350% due 12/01/22	100,000	101,516
2.750% due 08/16/21	50,000	50,775
Verizon Communications Inc
3.376% due 02/15/25	200,000	211,375
4.125% due 03/16/27	300,000	331,384
4.272% due 01/15/36	57,000	64,296
4.329% due 09/21/28	1,169,000	1,327,114
4.522% due 09/15/48	309,000	365,459
5.250% due 03/16/37	483,000	601,144
5.500% due 03/16/47	75,000	99,184
Viacom Inc
3.875% due 04/01/24	100,000	105,304
4.375% due 03/15/43	70,000	72,283
6.875% due 04/30/36	100,000	128,549
Vodafone Group PLC (United Kingdom)
3.750% due 01/16/24	45,000	47,477

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
4.375% due 05/30/28	$355,000	$392,484
5.000% due 05/30/38	40,000	45,700
5.125% due 06/19/59	100,000	115,130
5.250% due 05/30/48	75,000	87,080
6.150% due 02/27/37	150,000	190,597
7.875% due 02/15/30	50,000	68,691
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	103,343

		21,809,622

Consumer, Cyclical - 1.6%

American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	99,322	104,218
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	131,550	135,391
American Honda Finance Corp
1.700% due 09/09/21	100,000	99,593
2.900% due 02/16/24	250,000	257,420
3.375% due 12/10/21	25,000	25,708
3.625% due 10/10/23	25,000	26,476
Aptiv Corp 4.150% due 03/15/24	40,000	42,373
Aptiv PLC
4.250% due 01/15/26	50,000	53,346
4.400% due 10/01/46	100,000	100,325
AutoNation Inc 4.500% due 10/01/25	100,000	106,362
AutoZone Inc
3.750% due 06/01/27	100,000	107,518
4.000% due 11/15/20	50,000	50,758
Best Buy Co Inc 4.450% due 10/01/28	50,000	54,366
BorgWarner Inc 3.375% due 03/15/25	200,000	207,823
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	21,707	22,892
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	74,627
Darden Restaurants Inc 3.850% due 05/01/27	130,000	137,510
Delta Air Lines Inc
2.600% due 12/04/20	25,000	25,051
3.625% due 03/15/22	100,000	102,785
Delta Air Lines Pass Through Trust “AA” 3.204% due 10/25/25	25,000	26,147
Dollar General Corp
3.250% due 04/15/23	50,000	51,689
3.875% due 04/15/27	50,000	53,644
4.150% due 11/01/25	25,000	27,038
Dollar Tree Inc
3.700% due 05/15/23	45,000	46,703
4.200% due 05/15/28	45,000	48,405
Ford Motor Co
5.291% due 12/08/46	100,000	92,748
7.450% due 07/16/31	150,000	172,226
Ford Motor Credit Co LLC
3.096% due 05/04/23	200,000	196,446
3.815% due 11/02/27	200,000	189,849
4.375% due 08/06/23	200,000	204,470
4.542% due 08/01/26	200,000	200,194
5.875% due 08/02/21	250,000	261,929
General Motors Co
4.200% due 10/01/27	50,000	51,032
5.400% due 04/01/48	50,000	50,224
6.250% due 10/02/43	100,000	109,423
6.750% due 04/01/46	25,000	28,627
General Motors Financial Co Inc
2.450% due 11/06/20	100,000	99,967
3.500% due 11/07/24	100,000	101,313

	Principal Amount	Value
3.550% due 07/08/22	$350,000	$357,649
3.700% due 11/24/20	100,000	101,362
3.700% due 05/09/23	200,000	204,838
3.950% due 04/13/24	100,000	102,973
4.000% due 10/06/26	50,000	50,675
4.150% due 06/19/23	250,000	260,135
4.200% due 11/06/21	100,000	103,195
Hasbro Inc
3.150% due 05/15/21	50,000	50,463
3.500% due 09/15/27	30,000	30,746
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	27,720
Kohl’s Corp
3.250% due 02/01/23	100,000	101,256
4.250% due 07/17/25	50,000	52,990
5.550% due 07/17/45	50,000	51,533
Las Vegas Sands Corp
3.200% due 08/08/24	45,000	45,894
3.500% due 08/18/26	30,000	30,520
3.900% due 08/08/29	40,000	41,040
Lear Corp 5.250% due 01/15/25	65,000	67,145
Leggett & Platt Inc 3.800% due 11/15/24	50,000	51,280
Lowe’s Cos Inc
3.100% due 05/03/27	200,000	206,661
3.120% due 04/15/22	100,000	102,304
3.650% due 04/05/29	35,000	37,464
3.700% due 04/15/46	250,000	251,878
3.875% due 09/15/23	100,000	105,959
4.550% due 04/05/49	15,000	17,356
Macy’s Retail Holdings Inc
3.625% due 06/01/24	50,000	50,141
3.875% due 01/15/22	100,000	101,737
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	27,081
Marriott International Inc
2.875% due 03/01/21	50,000	50,456
3.125% due 06/15/26	200,000	203,959
3.375% due 10/15/20	83,000	83,801
McDonald’s Corp
2.750% due 12/09/20	45,000	45,368
3.350% due 04/01/23	25,000	26,110
3.375% due 05/26/25	100,000	105,980
3.500% due 03/01/27	50,000	53,496
3.700% due 02/15/42	200,000	206,087
3.800% due 04/01/28	25,000	27,407
4.450% due 09/01/48	10,000	11,585
4.875% due 07/15/40	10,000	11,869
4.875% due 12/09/45	250,000	303,290
Newell Brands Inc
3.850% due 04/01/23	14,000	14,445
4.200% due 04/01/26	225,000	235,235
5.375% due 04/01/36	12,000	12,823
NIKE Inc
2.250% due 05/01/23	27,000	27,424
3.375% due 11/01/46	200,000	212,180
3.625% due 05/01/43	25,000	27,606
Nordstrom Inc 4.000% due 10/15/21	250,000	256,948
O’Reilly Automotive Inc
3.800% due 09/01/22	100,000	103,805
4.350% due 06/01/28	100,000	111,865
PACCAR Financial Corp
2.300% due 08/10/22	100,000	100,742
3.400% due 08/09/23	25,000	26,173
QVC Inc 5.450% due 08/15/34	100,000	101,925
Ralph Lauren Corp 3.750% due 09/15/25	50,000	53,724

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Starbucks Corp
2.100% due 02/04/21	$60,000	$60,071
2.200% due 11/22/20	20,000	20,035
2.450% due 06/15/26	50,000	50,452
3.500% due 03/01/28	100,000	107,482
3.550% due 08/15/29	100,000	108,112
3.750% due 12/01/47	35,000	36,212
4.300% due 06/15/45	35,000	38,872
4.450% due 08/15/49	100,000	116,267
Tapestry Inc 4.125% due 07/15/27	100,000	102,075
Target Corp
2.900% due 01/15/22	100,000	102,761
3.375% due 04/15/29	100,000	107,836
3.625% due 04/15/46	25,000	27,510
3.900% due 11/15/47	250,000	286,849
The Home Depot Inc
2.000% due 04/01/21	50,000	50,128
2.125% due 09/15/26	100,000	99,484
2.700% due 04/01/23	100,000	103,002
3.000% due 04/01/26	25,000	26,223
3.250% due 03/01/22	45,000	46,575
3.350% due 09/15/25	45,000	48,079
3.500% due 09/15/56	55,000	58,549
3.900% due 12/06/28	40,000	45,000
4.200% due 04/01/43	300,000	353,173
4.400% due 04/01/21	100,000	103,299
4.500% due 12/06/48	100,000	124,995
5.875% due 12/16/36	75,000	103,901
Toyota Motor Credit Corp
1.900% due 04/08/21	100,000	100,053
2.625% due 01/10/23	100,000	102,328
2.650% due 04/12/22	250,000	254,643
3.200% due 01/11/27	100,000	106,955
3.350% due 01/08/24	100,000	105,480
4.250% due 01/11/21	100,000	102,938
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	83,273	88,586
United Airlines Pass-Through Trust ‘AA’
2.875% due 04/07/30	138,106	139,701
3.100% due 01/07/30	44,723	45,944
Walgreen Co 3.100% due 09/15/22	75,000	76,855
Walgreens Boots Alliance Inc
3.450% due 06/01/26	30,000	31,039
4.650% due 06/01/46	20,000	20,923
4.800% due 11/18/44	165,000	174,717
Walmart Inc
2.650% due 12/15/24	100,000	103,241
2.850% due 07/08/24	90,000	93,650
2.950% due 09/24/49	100,000	100,674
3.050% due 07/08/26	65,000	68,928
3.125% due 06/23/21	550,000	562,837
3.250% due 07/08/29	80,000	86,537
3.300% due 04/22/24	300,000	317,117
3.400% due 06/26/23	50,000	52,678
3.700% due 06/26/28	100,000	111,020
3.950% due 06/28/38	25,000	29,206
4.050% due 06/29/48	65,000	78,194
Whirlpool Corp 4.750% due 02/26/29	60,000	66,973
WW Grainger Inc
3.750% due 05/15/46	50,000	51,892
4.600% due 06/15/45	20,000	23,524

		14,216,489

Consumer, Non-Cyclical - 4.5%

Abbott Laboratories
2.950% due 03/15/25	100,000	103,856
3.400% due 11/30/23	70,000	73,634
3.750% due 11/30/26	227,000	247,546

	Principal Amount	Value
4.750% due 11/30/36	$100,000	$123,070
4.900% due 11/30/46	100,000	129,200
6.150% due 11/30/37	25,000	34,902
AbbVie Inc
2.850% due 05/14/23	50,000	50,901
3.200% due 11/06/22	70,000	71,845
3.200% due 05/14/26	100,000	101,910
3.600% due 05/14/25	175,000	182,118
4.300% due 05/14/36	50,000	52,903
4.400% due 11/06/42	125,000	129,259
4.500% due 05/14/35	160,000	172,756
4.700% due 05/14/45	50,000	53,506
Aetna Inc
2.750% due 11/15/22	125,000	126,545
2.800% due 06/15/23	25,000	25,334
3.500% due 11/15/24	100,000	104,272
3.875% due 08/15/47	30,000	29,264
4.125% due 11/15/42	100,000	100,572
Allergan Finance LLC
3.250% due 10/01/22	100,000	102,199
4.625% due 10/01/42	100,000	104,013
Allergan Funding SCS
3.800% due 03/15/25	70,000	73,356
4.750% due 03/15/45	330,000	350,411
Allergan Inc 2.800% due 03/15/23	25,000	25,248
Altria Group Inc
3.800% due 02/14/24	40,000	41,846
4.400% due 02/14/26	25,000	26,745
4.500% due 05/02/43	100,000	100,577
4.750% due 05/05/21	200,000	208,002
4.800% due 02/14/29	75,000	82,314
5.800% due 02/14/39	65,000	75,505
5.950% due 02/14/49	75,000	88,355
6.200% due 02/14/59	30,000	35,517
AmerisourceBergen Corp
3.400% due 05/15/24	100,000	104,065
3.450% due 12/15/27	50,000	51,724
Amgen Inc
3.200% due 11/02/27	50,000	52,340
3.625% due 05/22/24	100,000	106,019
4.400% due 05/01/45	100,000	112,711
5.150% due 11/15/41	174,000	211,037
5.750% due 03/15/40	200,000	260,339
6.400% due 02/01/39	225,000	305,070
Anheuser-Busch Cos LLC (Belgium) 4.700% due 02/01/36	275,000	318,543
Anheuser-Busch InBev Finance Inc (Belgium)
3.300% due 02/01/23	449,000	467,046
4.625% due 02/01/44	300,000	343,019
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.750% due 07/15/42	100,000	103,223
4.000% due 04/13/28	80,000	88,390
4.150% due 01/23/25	60,000	65,594
4.375% due 04/15/38	35,000	39,256
4.439% due 10/06/48	200,000	226,207
4.600% due 04/15/48	50,000	57,733
4.750% due 01/23/29	55,000	64,098
4.750% due 04/15/58	100,000	116,640
4.900% due 01/23/31	65,000	77,469
4.950% due 01/15/42	300,000	354,646
5.450% due 01/23/39	65,000	82,377
5.550% due 01/23/49	100,000	131,125
5.800% due 01/23/59	45,000	61,381
Anthem Inc
2.500% due 11/21/20	15,000	15,055
2.950% due 12/01/22	50,000	50,985
3.300% due 01/15/23	75,000	77,476
3.350% due 12/01/24	400,000	416,225
3.650% due 12/01/27	30,000	31,598
4.375% due 12/01/47	30,000	32,456
4.625% due 05/15/42	100,000	111,043
4.650% due 01/15/43	50,000	55,416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Archer-Daniels-Midland Co
3.750% due 09/15/47	$100,000	$110,836
4.016% due 04/16/43	50,000	58,038
4.479% due 03/01/21	100,000	103,203
Ascension Health 3.945% due 11/15/46	70,000	82,245
AstraZeneca PLC (United Kingdom)
2.375% due 11/16/20	100,000	100,435
2.375% due 06/12/22	100,000	100,772
3.125% due 06/12/27	100,000	104,140
3.375% due 11/16/25	100,000	105,300
4.000% due 09/18/42	25,000	27,682
4.375% due 11/16/45	25,000	29,436
6.450% due 09/15/37	100,000	141,462
Automatic Data Processing Inc 3.375% due 09/15/25	25,000	26,798
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	150,000	151,476
2.789% due 09/06/24	35,000	34,706
3.215% due 09/06/26	50,000	49,579
3.222% due 08/15/24	100,000	101,277
3.462% due 09/06/29	50,000	49,029
3.557% due 08/15/27	100,000	100,644
4.390% due 08/15/37	70,000	68,082
4.758% due 09/06/49	50,000	48,991
Baxalta Inc
4.000% due 06/23/25	15,000	16,181
5.250% due 06/23/45	9,000	11,660
Becton Dickinson & Co
3.125% due 11/08/21	100,000	101,722
3.363% due 06/06/24	50,000	52,190
3.734% due 12/15/24	129,000	136,599
4.669% due 06/06/47	50,000	59,175
Bestfoods 7.250% due 12/15/26	200,000	265,411
Biogen Inc 5.200% due 09/15/45	300,000	356,391
Block Financial LLC 4.125% due 10/01/20	100,000	101,602
Boston Scientific Corp
3.375% due 05/15/22	300,000	308,653
4.000% due 03/01/29	70,000	77,453
4.550% due 03/01/39	50,000	59,137
4.700% due 03/01/49	70,000	85,838
Bristol-Myers Squibb Co
2.550% due 05/14/21 ~	50,000	50,452
2.600% due 05/16/22 ~	50,000	50,770
2.900% due 07/26/24 ~	85,000	87,767
3.200% due 06/15/26 ~	50,000	52,463
3.250% due 02/27/27	100,000	106,954
3.250% due 08/01/42	100,000	101,505
3.400% due 07/26/29 ~	80,000	85,611
4.125% due 06/15/39 ~	35,000	39,759
4.250% due 10/26/49 ~	65,000	75,805
Brown-Forman Corp 4.500% due 07/15/45	40,000	49,813
Bunge Ltd Finance Corp
3.000% due 09/25/22	55,000	55,660
3.250% due 08/15/26	20,000	20,021
3.750% due 09/25/27	30,000	30,796
Campbell Soup Co
2.500% due 08/02/22	100,000	100,400
3.650% due 03/15/23	50,000	52,051
4.150% due 03/15/28	100,000	107,795
4.800% due 03/15/48	20,000	22,598
Cardinal Health Inc
2.616% due 06/15/22	50,000	50,272
3.079% due 06/15/24	50,000	50,653
3.410% due 06/15/27	100,000	99,278

	Principal Amount	Value
3.750% due 09/15/25	$50,000	$51,734
4.368% due 06/15/47	50,000	47,859
4.900% due 09/15/45	50,000	51,061
Celgene Corp
2.875% due 02/19/21	25,000	25,247
3.250% due 08/15/22	100,000	103,073
3.250% due 02/20/23	50,000	51,796
3.450% due 11/15/27	50,000	53,119
3.875% due 08/15/25	300,000	324,098
3.900% due 02/20/28	100,000	109,937
4.000% due 08/15/23	100,000	106,356
4.350% due 11/15/47	50,000	58,044
Church & Dwight Co Inc 2.450% due 08/01/22	100,000	100,337
Cigna Corp
3.400% due 09/17/21	40,000	40,927
3.750% due 07/15/23	110,000	115,136
4.125% due 11/15/25	45,000	48,520
4.375% due 10/15/28	80,000	87,863
4.800% due 08/15/38	60,000	67,628
4.900% due 12/15/48	55,000	63,167
Cigna Holding Co
3.050% due 10/15/27	30,000	30,560
3.875% due 10/15/47	50,000	49,392
4.500% due 03/15/21	100,000	102,801
Cintas Corp No 2
2.900% due 04/01/22	50,000	51,112
3.700% due 04/01/27	50,000	54,576
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	158,764
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	116,472
CommonSpirit Health 4.350% due 11/01/42	150,000	161,176
Conagra Brands Inc
3.200% due 01/25/23	79,000	81,484
3.800% due 10/22/21	40,000	41,291
4.300% due 05/01/24	15,000	16,107
4.600% due 11/01/25	35,000	38,524
4.850% due 11/01/28	45,000	51,060
5.300% due 11/01/38	50,000	58,346
5.400% due 11/01/48	40,000	47,560
Constellation Brands Inc
2.700% due 05/09/22	200,000	202,597
3.500% due 05/09/27	15,000	15,705
3.750% due 05/01/21	20,000	20,445
4.250% due 05/01/23	85,000	90,935
4.400% due 11/15/25	35,000	38,730
4.650% due 11/15/28	30,000	34,186
5.250% due 11/15/48	30,000	37,640
CVS Health Corp
2.125% due 06/01/21	400,000	399,728
2.625% due 08/15/24	30,000	30,137
2.875% due 06/01/26	100,000	100,207
3.000% due 08/15/26	35,000	35,220
3.250% due 08/15/29	65,000	65,490
3.350% due 03/09/21	67,000	68,108
3.700% due 03/09/23	350,000	364,519
3.875% due 07/20/25	200,000	212,031
4.100% due 03/25/25	150,000	160,273
4.300% due 03/25/28	185,000	200,266
4.780% due 03/25/38	95,000	104,896
5.125% due 07/20/45	105,000	119,834
5.300% due 12/05/43	200,000	234,543
Danaher Corp
3.350% due 09/15/25	30,000	31,894
4.375% due 09/15/45	30,000	34,936
Diageo Capital PLC (United Kingdom) 3.875% due 04/29/43	100,000	114,120
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	153,483

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Dignity Health 5.267% due 11/01/64	$100,000	$122,301
Eli Lilly & Co
3.375% due 03/15/29	65,000	70,443
3.875% due 03/15/39	50,000	57,281
3.950% due 03/15/49	100,000	115,994
4.150% due 03/15/59	50,000	58,972
5.500% due 03/15/27	100,000	121,477
Equifax Inc 2.300% due 06/01/21	50,000	50,122
Express Scripts Holding Co
3.000% due 07/15/23	50,000	51,058
3.300% due 02/25/21	300,000	304,024
3.400% due 03/01/27	20,000	20,683
3.900% due 02/15/22	300,000	311,285
4.800% due 07/15/46	15,000	16,829
General Mills Inc
3.200% due 04/16/21	15,000	15,234
3.200% due 02/10/27	100,000	104,866
3.700% due 10/17/23	40,000	42,134
4.200% due 04/17/28	50,000	55,801
4.550% due 04/17/38	15,000	17,196
4.700% due 04/17/48	20,000	23,438
5.400% due 06/15/40	45,000	56,143
Gilead Sciences Inc
1.950% due 03/01/22	230,000	229,988
2.950% due 03/01/27	100,000	103,221
3.250% due 09/01/22	170,000	175,988
3.650% due 03/01/26	100,000	107,239
4.150% due 03/01/47	75,000	83,750
4.400% due 12/01/21	100,000	104,347
4.500% due 02/01/45	210,000	243,815
4.600% due 09/01/35	45,000	53,453
4.750% due 03/01/46	50,000	60,135
GlaxoSmithKline Capital Inc (United Kingdom)
3.625% due 05/15/25	85,000	91,496
6.375% due 05/15/38	100,000	144,020
GlaxoSmithKline Capital PLC (United Kingdom)
2.850% due 05/08/22	200,000	204,263
3.125% due 05/14/21	105,000	107,108
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	124,261
HCA Inc
4.125% due 06/15/29	35,000	36,719
4.500% due 02/15/27	60,000	64,438
4.750% due 05/01/23	60,000	64,327
5.125% due 06/15/39	50,000	54,853
5.250% due 04/15/25	70,000	77,960
5.250% due 06/15/26	75,000	83,639
5.250% due 06/15/49	100,000	110,224
5.500% due 06/15/47	75,000	84,918
Humana Inc
3.850% due 10/01/24	100,000	105,711
4.625% due 12/01/42	100,000	109,889
IHS Markit Ltd 4.250% due 05/01/29	85,000	91,624
Ingredion Inc 3.200% due 10/01/26	100,000	101,526
Johnson & Johnson
1.650% due 03/01/21	50,000	49,911
2.050% due 03/01/23	50,000	50,374
2.450% due 12/05/21	150,000	152,035
2.450% due 03/01/26	50,000	50,940
3.400% due 01/15/38	50,000	54,167
3.500% due 01/15/48	65,000	71,652
3.550% due 03/01/36	25,000	27,516
3.625% due 03/03/37	132,000	147,453
3.700% due 03/01/46	25,000	28,277
3.750% due 03/03/47	50,000	57,103
4.850% due 05/15/41	50,000	64,488
5.950% due 08/15/37	100,000	142,214

	Principal Amount	Value
Kaiser Foundation Hospitals
3.150% due 05/01/27	$225,000	$237,250
4.150% due 05/01/47	20,000	24,176
Kellogg Co
3.400% due 11/15/27	100,000	104,964
4.300% due 05/15/28	100,000	111,660
4.500% due 04/01/46	150,000	171,966
Keurig Dr Pepper Inc
2.550% due 09/15/26	50,000	49,636
3.130% due 12/15/23	50,000	51,613
3.430% due 06/15/27	35,000	36,265
4.420% due 12/15/46	250,000	268,793
4.985% due 05/25/38	175,000	204,179
Kimberly-Clark Corp
3.050% due 08/15/25	50,000	52,904
3.950% due 11/01/28	10,000	11,361
6.625% due 08/01/37	100,000	148,134
Kraft Heinz Foods Co
3.000% due 06/01/26	80,000	79,222
3.375% due 06/15/21	25,000	25,331
3.750% due 04/01/30 ~	40,000	40,418
4.375% due 06/01/46	115,000	109,370
4.625% due 01/30/29	100,000	108,356
4.625% due 10/01/39 ~	40,000	40,280
4.875% due 10/01/49 ~	80,000	80,865
6.500% due 02/09/40	175,000	207,581
Laboratory Corp of America Holdings
3.600% due 09/01/27	100,000	105,695
4.625% due 11/15/20	100,000	102,006
4.700% due 02/01/45	50,000	55,791
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	171,117
McCormick & Co Inc 3.400% due 08/15/27	50,000	52,467
McKesson Corp 3.796% due 03/15/24	300,000	313,933
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	247,694
Medtronic Inc
2.750% due 04/01/23	50,000	51,305
3.500% due 03/15/25	170,000	182,617
4.625% due 03/15/45	65,000	83,538
Merck & Co Inc
2.400% due 09/15/22	100,000	101,707
3.400% due 03/07/29	200,000	217,030
3.600% due 09/15/42	300,000	332,420
4.150% due 05/18/43	100,000	120,884
Molson Coors Brewing Co
2.100% due 07/15/21	35,000	35,008
4.200% due 07/15/46	40,000	40,518
5.000% due 05/01/42	100,000	110,714
Mondelez International Inc
3.625% due 02/13/26	100,000	106,707
4.125% due 05/07/28	100,000	111,550
Moody’s Corp
2.750% due 12/15/21	50,000	50,677
3.250% due 06/07/21	75,000	76,526
4.875% due 02/15/24	50,000	55,128
4.875% due 12/17/48	50,000	62,209
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	55,596
Mylan NV
3.150% due 06/15/21	100,000	101,304
3.950% due 06/15/26	100,000	103,571
Northwell Healthcare Inc 3.809% due 11/01/49	100,000	104,944
Northwestern University 3.662% due 12/01/57	25,000	29,728
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	50,000	50,765

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
2.400% due 09/21/22	$75,000	$76,264
3.000% due 11/20/25	100,000	105,353
3.100% due 05/17/27	30,000	31,914
3.400% due 05/06/24	150,000	159,545
4.000% due 11/20/45	100,000	117,930
NYU Langone Hospitals 4.368% due 07/01/47	25,000	29,960
PepsiCo Inc
2.000% due 04/15/21	100,000	100,401
2.250% due 05/02/22	50,000	50,455
2.375% due 10/06/26	55,000	55,733
2.750% due 03/01/23	100,000	103,072
2.750% due 04/30/25	100,000	104,282
3.100% due 07/17/22	50,000	51,637
3.450% due 10/06/46	60,000	64,812
3.500% due 07/17/25	50,000	53,787
3.600% due 03/01/24	71,000	75,735
4.000% due 05/02/47	35,000	41,080
4.600% due 07/17/45	35,000	43,931
Pfizer Inc
2.200% due 12/15/21	50,000	50,293
3.000% due 09/15/21	40,000	40,857
3.000% due 12/15/26	100,000	105,478
3.200% due 09/15/23	50,000	52,415
3.400% due 05/15/24	150,000	159,317
3.600% due 09/15/28	100,000	109,415
3.900% due 03/15/39	25,000	28,039
4.100% due 09/15/38	50,000	57,354
4.125% due 12/15/46	265,000	308,220
4.200% due 09/15/48	35,000	41,361
Philip Morris International Inc
2.125% due 05/10/23	25,000	24,951
2.625% due 02/18/22	25,000	25,310
3.250% due 11/10/24	125,000	130,421
3.375% due 08/11/25	50,000	52,665
4.250% due 11/10/44	30,000	33,067
4.500% due 03/20/42	200,000	223,010
6.375% due 05/16/38	100,000	137,795
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	134,811
Princeton University 5.700% due 03/01/39	50,000	71,372
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	40,212
RELX Capital Inc (United Kingdom)
3.500% due 03/16/23	60,000	62,203
4.000% due 03/18/29	100,000	109,266
Reynolds American Inc (United Kingdom) 6.150% due 09/15/43	300,000	340,473
S&P Global Inc
4.000% due 06/15/25	50,000	54,529
4.400% due 02/15/26	100,000	111,792
Sanofi (France) 3.375% due 06/19/23	100,000	104,978
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/21	250,000	251,233
3.200% due 09/23/26	250,000	258,207
SSM Health Care Corp 3.688% due 06/01/23	50,000	52,556
Stryker Corp 4.100% due 04/01/43	100,000	111,145
Sysco Corp
2.500% due 07/15/21	35,000	35,229
2.600% due 10/01/20	50,000	50,239
2.600% due 06/12/22	100,000	101,266
3.250% due 07/15/27	50,000	52,440
3.550% due 03/15/25	50,000	53,090
3.750% due 10/01/25	25,000	26,861
4.450% due 03/15/48	50,000	58,601
4.500% due 04/01/46	25,000	28,859

	Principal Amount	Value
4.850% due 10/01/45	$15,000	$18,112
Takeda Pharmaceutical Co Ltd (Japan)
4.400% due 11/26/23 ~	100,000	107,773
5.000% due 11/26/28 ~	100,000	117,194
The Clorox Co 3.800% due 11/15/21	100,000	103,293
The Coca-Cola Co
1.875% due 10/27/20	50,000	50,030
2.125% due 09/06/29	100,000	98,150
2.500% due 04/01/23	200,000	205,213
2.550% due 06/01/26	100,000	102,634
2.875% due 10/27/25	50,000	52,481
3.300% due 09/01/21	100,000	102,788
The Estee Lauder Cos Inc
1.700% due 05/10/21	30,000	29,876
3.150% due 03/15/27	50,000	52,831
4.150% due 03/15/47	30,000	35,899
The George Washington University 4.300% due 09/15/44	50,000	60,686
The Hershey Co
2.300% due 08/15/26	50,000	50,350
3.375% due 05/15/23	50,000	52,401
The Kroger Co
2.600% due 02/01/21	50,000	50,195
2.800% due 08/01/22	100,000	101,790
3.500% due 02/01/26	50,000	52,153
4.650% due 01/15/48	100,000	107,265
5.150% due 08/01/43	25,000	27,650
The Leland Stanford Junior University 3.647% due 05/01/48	125,000	146,538
The Procter & Gamble Co
2.300% due 02/06/22	100,000	101,482
2.450% due 11/03/26	300,000	307,628
The Toledo Hospital
5.750% due 11/15/38	50,000	59,023
6.015% due 11/15/48	50,000	61,834
Thermo Fisher Scientific Inc
2.950% due 09/19/26	30,000	30,931
3.000% due 04/15/23	70,000	72,086
3.650% due 12/15/25	100,000	107,364
4.150% due 02/01/24	100,000	107,429
5.300% due 02/01/44	100,000	127,770
Total System Services Inc 4.000% due 06/01/23	300,000	315,136
Tyson Foods Inc
2.250% due 08/23/21	15,000	15,021
4.000% due 03/01/26	15,000	16,276
4.350% due 03/01/29	20,000	22,696
4.500% due 06/15/22	300,000	317,483
5.100% due 09/28/48	10,000	12,160
Unilever Capital Corp (United Kingdom)
2.200% due 05/05/22	100,000	100,693
5.900% due 11/15/32	50,000	68,068
UnitedHealth Group Inc
2.375% due 08/15/24	70,000	70,497
2.875% due 08/15/29	75,000	76,604
3.150% due 06/15/21	50,000	50,966
3.500% due 06/15/23	50,000	52,450
3.500% due 02/15/24	20,000	21,060
3.500% due 08/15/39	60,000	62,628
3.700% due 12/15/25	20,000	21,517
3.700% due 08/15/49	65,000	69,099
3.750% due 07/15/25	75,000	80,772
3.850% due 06/15/28	100,000	109,578
3.875% due 12/15/28	25,000	27,525
3.875% due 08/15/59	100,000	106,011
4.250% due 06/15/48	50,000	57,381
4.450% due 12/15/48	25,000	29,693
4.625% due 11/15/41	300,000	355,756
4.750% due 07/15/45	50,000	60,794
6.875% due 02/15/38	250,000	371,496

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
University of Notre Dame du Lac 3.394% due 02/15/48	$50,000	$55,572
University of Southern California 3.028% due 10/01/39	50,000	51,632
Verisk Analytics Inc 4.125% due 09/12/22	100,000	105,028
Wyeth LLC
5.950% due 04/01/37	50,000	68,176
6.500% due 02/01/34	100,000	139,702
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	100,000	102,076
3.550% due 04/01/25	170,000	178,620
Zoetis Inc 3.250% due 02/01/23	300,000	308,140

		39,653,575

Energy - 2.5%

Apache Corp
4.375% due 10/15/28	100,000	102,650
4.750% due 04/15/43	50,000	48,123
5.100% due 09/01/40	100,000	99,894
5.250% due 02/01/42	25,000	25,581
5.350% due 07/01/49	100,000	103,830
Baker Hughes a GE Co LLC
2.773% due 12/15/22	50,000	50,867
3.337% due 12/15/27	100,000	102,680
4.080% due 12/15/47	50,000	50,483
5.125% due 09/15/40	50,000	57,407
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	107,020
BP Capital Markets America Inc
2.112% due 09/16/21	200,000	200,305
2.750% due 05/10/23	250,000	255,546
3.119% due 05/04/26	25,000	26,118
3.224% due 04/14/24	100,000	104,217
3.588% due 04/14/27	100,000	106,862
3.790% due 02/06/24	55,000	58,559
4.234% due 11/06/28	100,000	113,232
Buckeye Partners LP 3.950% due 12/01/26	20,000	17,629
Canadian Natural Resources Ltd (Canada)
2.950% due 01/15/23	50,000	50,944
3.800% due 04/15/24	43,000	45,119
3.850% due 06/01/27	50,000	52,791
4.950% due 06/01/47	25,000	29,596
6.750% due 02/01/39	90,000	120,658
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	45,000	45,306
4.250% due 04/15/27	100,000	104,356
5.250% due 06/15/37	35,000	38,198
5.400% due 06/15/47	50,000	56,414
Chevron Corp
2.100% due 05/16/21	100,000	100,411
2.419% due 11/17/20	50,000	50,281
2.566% due 05/16/23	100,000	102,217
2.954% due 05/16/26	100,000	104,673
3.191% due 06/24/23	200,000	208,824
3.326% due 11/17/25	50,000	53,700
Cimarex Energy Co 3.900% due 05/15/27	155,000	157,977
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	203,258
Concho Resources Inc
4.300% due 08/15/28	150,000	161,938
4.375% due 01/15/25	50,000	51,830
4.850% due 08/15/48	50,000	57,413
ConocoPhillips 6.500% due 02/01/39	250,000	362,257
ConocoPhillips Canada Funding Co 7.400% due 12/01/31	100,000	142,645

	Principal Amount	Value
ConocoPhillips Co 4.950% due 03/15/26	$50,000	$57,694
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	136,253
Continental Resources Inc
3.800% due 06/01/24	55,000	56,110
4.375% due 01/15/28	55,000	56,926
4.500% due 04/15/23	80,000	83,167
4.900% due 06/01/44	35,000	35,541
5.000% due 09/15/22	58,000	58,551
Devon Energy Corp
5.000% due 06/15/45	105,000	121,837
5.850% due 12/15/25	50,000	59,479
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	95,633
5.875% due 09/18/23	50,000	55,800
5.875% due 05/28/45	200,000	235,670
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	200,852
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	71,523
Enbridge Inc (Canada)
2.900% due 07/15/22	100,000	101,934
3.700% due 07/15/27	100,000	105,762
4.500% due 06/10/44	150,000	164,807
Encana Corp (Canada) 3.900% due 11/15/21	200,000	204,943
Energy Transfer Operating LP
4.050% due 03/15/25	100,000	104,663
4.200% due 04/15/27	100,000	105,280
4.900% due 02/01/24	100,000	107,829
5.250% due 04/15/29	25,000	28,225
5.300% due 04/15/47	100,000	107,749
5.950% due 10/01/43	100,000	113,279
6.125% due 12/15/45	200,000	234,853
6.500% due 02/01/42	100,000	120,126
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	102,481
3.500% due 02/01/22	25,000	25,824
4.150% due 10/16/28	50,000	55,430
4.200% due 01/31/50	65,000	69,807
4.250% due 02/15/48	25,000	26,939
4.450% due 02/15/43	300,000	328,819
4.800% due 02/01/49	50,000	58,099
5.375% due 02/15/78	50,000	48,337
6.125% due 10/15/39	115,000	149,652
6.875% due 03/01/33	150,000	206,130
EOG Resources Inc 3.150% due 04/01/25	150,000	157,418
EQM Midstream Partners LP 4.125% due 12/01/26	35,000	32,594
EQT Corp 3.000% due 10/01/22	200,000	192,395
Equinor ASA (Norway)
2.450% due 01/17/23	100,000	101,620
3.950% due 05/15/43	300,000	343,102
Exxon Mobil Corp
1.902% due 08/16/22	20,000	20,108
2.019% due 08/16/24	50,000	50,393
2.222% due 03/01/21	40,000	40,219
2.440% due 08/16/29	50,000	50,524
2.995% due 08/16/39	50,000	50,291
3.043% due 03/01/26	150,000	157,508
3.095% due 08/16/49	50,000	50,466
3.176% due 03/15/24	200,000	210,633
4.114% due 03/01/46	65,000	77,335
Halliburton Co
3.250% due 11/15/21	100,000	102,060
3.800% due 11/15/25	245,000	260,019
4.850% due 11/15/35	50,000	55,584
5.000% due 11/15/45	42,000	47,136
7.450% due 09/15/39	25,000	35,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Hess Corp
4.300% due 04/01/27	$50,000	$52,292
5.600% due 02/15/41	50,000	55,531
5.800% due 04/01/47	50,000	57,640
7.125% due 03/15/33	50,000	62,463
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	103,196
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	104,135
4.150% due 02/01/24	100,000	106,461
6.950% due 01/15/38	200,000	261,545
Kinder Morgan Inc 5.300% due 12/01/34	70,000	80,529
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	52,422
4.250% due 09/15/46	70,000	74,539
5.000% due 03/01/26	50,000	56,175
Marathon Oil Corp
2.800% due 11/01/22	100,000	100,658
3.850% due 06/01/25	50,000	52,035
4.400% due 07/15/27	100,000	106,787
5.200% due 06/01/45	50,000	56,423
Marathon Petroleum Corp
3.400% due 12/15/20	50,000	50,564
3.800% due 04/01/28	30,000	31,301
4.500% due 04/01/48	25,000	26,177
4.750% due 12/15/23	150,000	162,894
5.125% due 12/15/26	50,000	56,255
6.500% due 03/01/41	100,000	124,723
MPLX LP
3.375% due 03/15/23	25,000	25,682
4.250% due 12/01/27 ~	250,000	265,588
4.500% due 04/15/38	30,000	31,165
4.700% due 04/15/48	45,000	47,083
4.875% due 12/01/24	250,000	274,631
4.900% due 04/15/58	15,000	15,367
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	100,602
3.950% due 12/01/42	100,000	91,912
Nexen Inc (China) 7.500% due 07/30/39	300,000	481,439
Noble Energy Inc
3.850% due 01/15/28	50,000	51,944
5.050% due 11/15/44	150,000	163,973
Occidental Petroleum Corp
2.700% due 08/15/22	45,000	45,413
2.900% due 08/15/24	60,000	60,523
3.500% due 08/15/29	45,000	45,728
4.100% due 02/01/21	100,000	101,971
4.100% due 02/15/47	50,000	48,781
4.300% due 08/15/39	20,000	20,563
4.400% due 08/15/49	15,000	15,448
6.200% due 03/15/40	100,000	120,894
6.450% due 09/15/36	150,000	185,893
6.600% due 03/15/46	200,000	260,945
ONEOK Inc
4.000% due 07/13/27	130,000	136,188
4.350% due 03/15/29	100,000	107,089
4.550% due 07/15/28	50,000	54,191
4.950% due 07/13/47	50,000	54,325
5.200% due 07/15/48	25,000	27,822
ONEOK Partners LP 3.375% due 10/01/22	100,000	102,473
Petroleos Mexicanos (Mexico)
4.250% due 01/15/25	200,000	196,960
4.500% due 01/23/26	250,000	242,122
5.350% due 02/12/28	55,000	52,697
5.625% due 01/23/46	150,000	129,060
6.350% due 02/12/48	30,000	27,680
6.500% due 03/13/27	300,000	313,050

	Principal Amount	Value
6.500% due 01/23/29	$75,000	$76,402
6.500% due 06/02/41	400,000	383,200
6.625% due 06/15/35	200,000	196,450
6.875% due 08/04/26	100,000	107,750
Phillips 66
4.300% due 04/01/22	100,000	105,487
4.650% due 11/15/34	200,000	231,370
Phillips 66 Partners LP
2.450% due 12/15/24	50,000	49,863
3.550% due 10/01/26	50,000	51,612
4.900% due 10/01/46	25,000	28,135
Pioneer Natural Resources Co
3.950% due 07/15/22	100,000	104,113
4.450% due 01/15/26	50,000	54,825
Plains All American Pipeline LP
4.500% due 12/15/26	150,000	159,348
4.650% due 10/15/25	100,000	107,069
4.700% due 06/15/44	50,000	48,915
5.000% due 02/01/21	50,000	51,305
Sabine Pass Liquefaction LLC
5.625% due 03/01/25	165,000	185,538
5.750% due 05/15/24	165,000	184,036
Schlumberger Investment SA 3.650% due 12/01/23	42,000	44,437
Shell International Finance BV (Netherlands)
1.750% due 09/12/21	50,000	49,925
1.875% due 05/10/21	100,000	100,067
2.375% due 08/21/22	100,000	101,524
2.500% due 09/12/26	50,000	50,932
2.875% due 05/10/26	100,000	104,329
3.250% due 05/11/25	100,000	106,032
3.625% due 08/21/42	100,000	107,674
3.750% due 09/12/46	50,000	55,927
4.000% due 05/10/46	100,000	115,870
4.125% due 05/11/35	263,000	303,627
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	102,992
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	20,721
Suncor Energy Inc (Canada)
6.800% due 05/15/38	200,000	279,962
4.000% due 11/15/47	70,000	75,355
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	100,000	102,244
3.900% due 07/15/26	100,000	103,828
TC PipeLines LP 3.900% due 05/25/27	20,000	20,873
The Williams Cos Inc
3.600% due 03/15/22	100,000	102,754
3.700% due 01/15/23	25,000	25,871
3.750% due 06/15/27	50,000	51,766
4.550% due 06/24/24	85,000	91,577
5.100% due 09/15/45	100,000	109,712
5.750% due 06/24/44	35,000	40,467
6.300% due 04/15/40	20,000	24,556
Total Capital International SA (France)
2.218% due 07/12/21	30,000	30,155
2.434% due 01/10/25	50,000	50,537
2.829% due 01/10/30	50,000	51,605
3.461% due 07/12/49	50,000	53,067
3.700% due 01/15/24	200,000	213,448
Total Capital SA (France)
3.883% due 10/11/28	25,000	27,984
4.125% due 01/28/21	100,000	102,823
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	101,097
3.750% due 10/16/23	100,000	105,502
4.250% due 05/15/28	50,000	55,329
5.100% due 03/15/49	50,000	60,162
7.250% due 08/15/38	300,000	430,332
7.625% due 01/15/39	50,000	74,569

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Transcontinental Gas Pipe Line Co LLC
4.000% due 03/15/28	$50,000	$53,524
4.450% due 08/01/42	150,000	158,996
Valero Energy Corp
3.400% due 09/15/26	100,000	102,624
6.625% due 06/15/37	150,000	194,448
Valero Energy Partners LP 4.375% due 12/15/26	65,000	70,658
Western Midstream Operating LP 5.375% due 06/01/21	200,000	205,721

		22,157,862

Financial - 9.9%

AerCap Ireland Capital DAC (Ireland)
3.875% due 01/23/28	150,000	155,281
3.950% due 02/01/22	175,000	180,820
4.500% due 05/15/21	150,000	154,895
4.625% due 10/30/20	150,000	153,575
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	51,849
Aflac Inc
3.625% due 06/15/23	200,000	210,661
4.000% due 02/15/22	100,000	104,680
African Development Bank (Multi-National)
1.625% due 09/16/22	85,000	84,998
2.625% due 03/22/21	200,000	202,473
3.000% due 12/06/21	120,000	123,340
Air Lease Corp
2.625% due 07/01/22	50,000	50,302
2.750% due 01/15/23	100,000	101,124
3.250% due 03/01/25	100,000	101,785
3.875% due 07/03/23	150,000	156,497
Aircastle Ltd
4.125% due 05/01/24	30,000	31,194
5.000% due 04/01/23	30,000	32,150
5.125% due 03/15/21	30,000	31,102
5.500% due 02/15/22	30,000	31,933
Alexandria Real Estate Equities Inc REIT
2.750% due 12/15/29	50,000	49,347
3.375% due 08/15/31	60,000	62,630
3.950% due 01/15/27	25,000	26,793
4.000% due 02/01/50	100,000	109,295
4.500% due 07/30/29	20,000	22,642
Alleghany Corp 4.950% due 06/27/22	100,000	106,529
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	107,063
American Express Co
2.500% due 08/01/22	400,000	404,181
2.500% due 07/30/24	35,000	35,309
2.650% due 12/02/22	150,000	152,447
3.000% due 10/30/24	50,000	51,675
3.375% due 05/17/21	100,000	102,028
3.700% due 08/03/23	100,000	105,432
4.050% due 12/03/42	125,000	145,399
American Express Credit Corp 3.300% due 05/03/27	65,000	69,440
American Financial Group Inc 4.500% due 06/15/47	50,000	54,428
American International Group Inc
3.750% due 07/10/25	35,000	36,994
3.875% due 01/15/35	100,000	105,186
4.200% due 04/01/28	100,000	109,156
4.375% due 01/15/55	100,000	107,122
4.500% due 07/16/44	100,000	111,496
4.700% due 07/10/35	50,000	56,854
4.800% due 07/10/45	50,000	58,261
American Tower Corp REIT
2.950% due 01/15/25	100,000	102,291

	Principal Amount	Value
3.375% due 10/15/26	$100,000	$104,206
3.600% due 01/15/28	100,000	105,483
4.700% due 03/15/22	200,000	211,926
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	106,859
Aon Corp 4.500% due 12/15/28	200,000	225,968
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	249,582
Ares Capital Corp
3.500% due 02/10/23	50,000	50,348
3.625% due 01/19/22	50,000	50,849
Asian Development Bank (Multi-National)
1.750% due 06/08/21	100,000	100,045
1.750% due 08/14/26	250,000	251,166
2.000% due 02/16/22	400,000	403,294
2.000% due 01/22/25	300,000	305,646
2.250% due 01/20/21	130,000	130,742
2.625% due 01/12/27	200,000	212,747
2.750% due 01/19/28	100,000	108,028
3.125% due 09/26/28	200,000	223,072
Assurant Inc 4.900% due 03/27/28	100,000	109,118
Australia & New Zealand Banking Group Ltd (Australia)
2.625% due 05/19/22	250,000	254,475
3.300% due 05/17/21	250,000	255,212
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	35,879
3.350% due 05/15/27	25,000	26,482
4.150% due 07/01/47	50,000	58,883
4.350% due 04/15/48	150,000	181,159
AXA SA (France) 8.600% due 12/15/30	75,000	108,442
Banco Santander SA (Spain)
2.706% due 06/27/24	200,000	202,352
3.500% due 04/11/22	300,000	308,005
Bank of America Corp
2.328% due 10/01/21	100,000	100,125
2.503% due 10/21/22	150,000	151,143
2.625% due 04/19/21	150,000	151,434
2.738% due 01/23/22	100,000	100,598
2.816% due 07/21/23	200,000	202,877
3.004% due 12/20/23	200,000	204,368
3.194% due 07/23/30	300,000	309,967
3.248% due 10/21/27	150,000	156,067
3.366% due 01/23/26	100,000	104,327
3.419% due 12/20/28	169,000	176,483
3.458% due 03/15/25	150,000	156,594
3.500% due 04/19/26	150,000	159,660
3.550% due 03/05/24	100,000	104,049
3.593% due 07/21/28	100,000	105,804
3.824% due 01/20/28	300,000	322,647
3.875% due 08/01/25	100,000	108,250
3.946% due 01/23/49	100,000	112,481
3.950% due 04/21/25	200,000	212,347
3.970% due 03/05/29	100,000	108,974
4.078% due 04/23/40	200,000	223,551
4.183% due 11/25/27	100,000	107,678
4.200% due 08/26/24	285,000	305,898
4.450% due 03/03/26	85,000	92,713
4.750% due 04/21/45	85,000	102,393
6.110% due 01/29/37	250,000	327,355
7.750% due 05/14/38	200,000	304,607
Bank of America NA 3.335% due 01/25/23	250,000	256,728
Bank of Montreal (Canada)
1.900% due 08/27/21	100,000	99,877
2.350% due 09/11/22	150,000	151,769
3.300% due 02/05/24	100,000	104,137
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	200,000	200,611

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Barclays PLC (United Kingdom)
4.337% due 01/10/28	$300,000	$315,506
4.375% due 01/12/26	200,000	211,487
4.610% due 02/15/23	190,000	197,476
BB&T Corp
2.150% due 02/01/21	200,000	200,377
3.200% due 09/03/21	100,000	102,095
3.700% due 06/05/25	100,000	106,955
3.950% due 03/22/22	200,000	207,989
BBVA USA 3.500% due 06/11/21	250,000	254,196
Berkshire Hathaway Finance Corp
4.300% due 05/15/43	200,000	236,213
5.750% due 01/15/40	25,000	34,942
Berkshire Hathaway Inc
2.200% due 03/15/21	35,000	35,190
3.000% due 02/11/23	50,000	51,839
3.125% due 03/15/26	335,000	354,232
3.400% due 01/31/22	100,000	103,692
BlackRock Inc
3.200% due 03/15/27	56,000	59,358
3.250% due 04/30/29	60,000	64,327
BNP Paribas SA (France) 5.000% due 01/15/21	200,000	207,555
Boston Properties LP REIT
3.400% due 06/21/29	250,000	261,892
4.125% due 05/15/21	100,000	102,724
Brighthouse Financial Inc
3.700% due 06/22/27	100,000	98,947
4.700% due 06/22/47	50,000	44,720
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	100,000	102,425
4.125% due 06/15/26	50,000	53,079
Brookfield Finance Inc (Canada)
4.000% due 04/01/24	50,000	53,255
4.700% due 09/20/47	50,000	54,924
4.850% due 03/29/29	100,000	113,295
Brown & Brown Inc 4.500% due 03/15/29	50,000	54,518
Camden Property Trust REIT
3.150% due 07/01/29	30,000	31,261
4.100% due 10/15/28	20,000	22,292
Canadian Imperial Bank of Commerce (Canada)
2.606% due 07/22/23	50,000	50,324
2.700% due 02/02/21	85,000	85,830
3.100% due 04/02/24	150,000	154,703
Capital One Financial Corp
2.400% due 10/30/20	50,000	50,150
3.200% due 02/05/25	200,000	205,810
3.300% due 10/30/24	100,000	103,582
3.750% due 07/28/26	250,000	260,226
3.750% due 03/09/27	50,000	52,631
3.800% due 01/31/28	400,000	423,617
CBRE Services Inc 4.875% due 03/01/26	100,000	111,143
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	105,094
Chubb INA Holdings Inc
2.700% due 03/13/23	25,000	25,565
3.150% due 03/15/25	100,000	105,058
4.150% due 03/13/43	25,000	29,584
Citibank NA
2.850% due 02/12/21	250,000	252,926
3.165% due 02/19/22	250,000	253,413
Citigroup Inc
2.350% due 08/02/21	150,000	150,732
2.700% due 03/30/21	50,000	50,499
2.700% due 10/27/22	100,000	101,470
2.876% due 07/24/23	200,000	202,822
3.142% due 01/24/23	375,000	382,124
3.400% due 05/01/26	100,000	104,619

	Principal Amount	Value
3.520% due 10/27/28	$100,000	$104,840
3.668% due 07/24/28	100,000	105,925
3.750% due 06/16/24	100,000	106,052
3.875% due 03/26/25	100,000	105,275
3.878% due 01/24/39	100,000	109,541
3.887% due 01/10/28	100,000	107,095
4.000% due 08/05/24	50,000	53,080
4.125% due 07/25/28	100,000	107,754
4.300% due 11/20/26	100,000	107,692
4.500% due 01/14/22	60,000	63,112
4.750% due 05/18/46	50,000	58,358
5.300% due 05/06/44	400,000	498,038
6.125% due 08/25/36	100,000	129,535
8.125% due 07/15/39	200,000	327,138
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	300,845
CME Group Inc
3.000% due 09/15/22	50,000	51,620
3.000% due 03/15/25	50,000	52,408
3.750% due 06/15/28	100,000	111,860
4.150% due 06/15/48	50,000	59,968
CNA Financial Corp
3.450% due 08/15/27	100,000	103,764
4.500% due 03/01/26	50,000	54,641
Comerica Bank 4.000% due 07/27/25	250,000	269,578
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25	250,000	266,052
3.950% due 11/09/22	250,000	260,558
5.250% due 05/24/41	200,000	275,163
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	400,000	403,318
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	50,575
Council Of Europe Development Bank (Multi-National)
1.625% due 03/16/21	200,000	199,567
2.625% due 02/13/23	60,000	61,863
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	250,000	262,888
3.800% due 09/15/22	250,000	259,833
Crown Castle International Corp REIT
2.250% due 09/01/21	55,000	55,059
3.150% due 07/15/23	30,000	30,826
3.200% due 09/01/24	35,000	36,093
3.400% due 02/15/21	30,000	30,419
3.650% due 09/01/27	35,000	37,111
3.700% due 06/15/26	35,000	37,118
3.800% due 02/15/28	50,000	53,232
4.000% due 03/01/27	40,000	43,212
4.300% due 02/15/29	60,000	66,317
4.450% due 02/15/26	35,000	38,419
4.750% due 05/15/47	25,000	29,101
CubeSmart LP REIT 3.125% due 09/01/26	50,000	50,431
Deutsche Bank AG (Germany)
3.150% due 01/22/21	100,000	99,802
3.700% due 05/30/24	285,000	285,670
4.250% due 02/04/21	150,000	151,508
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	52,524
3.950% due 07/01/22	100,000	104,433
4.450% due 07/15/28	100,000	110,666
Discover Bank
3.350% due 02/06/23	250,000	257,883
3.450% due 07/27/26	250,000	258,045
Duke Realty LP REIT 3.375% due 12/15/27	60,000	62,659
E*TRADE Financial Corp
3.800% due 08/24/27	15,000	15,666
4.500% due 06/20/28	50,000	54,503

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Enstar Group Ltd (Bermuda) 4.950% due 06/01/29	$25,000	$26,453
EPR Properties REIT 4.750% due 12/15/26	100,000	107,595
Equinix Inc REIT
5.375% due 05/15/27	50,000	54,031
5.875% due 01/15/26	65,000	69,317
ERP Operating LP REIT
2.850% due 11/01/26	70,000	71,908
3.500% due 03/01/28	100,000	106,887
4.500% due 06/01/45	75,000	90,307
4.625% due 12/15/21	60,000	62,989
Essex Portfolio LP REIT
3.375% due 04/15/26	50,000	52,297
3.875% due 05/01/24	50,000	52,770
4.000% due 03/01/29	25,000	27,329
European Bank for Reconstruction & Development (Multi-National)
1.875% due 02/23/22	200,000	200,988
2.125% due 03/07/22	200,000	202,256
European Investment Bank (Multi-National)
1.375% due 09/15/21	150,000	149,123
2.250% due 03/15/22	200,000	202,909
2.250% due 06/24/24	250,000	257,428
2.375% due 05/13/21	300,000	303,120
2.375% due 06/15/22	400,000	407,978
2.625% due 05/20/22	500,000	512,802
2.625% due 03/15/24	335,000	349,678
2.875% due 08/15/23	450,000	471,264
3.125% due 12/14/23	200,000	212,183
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	58,987
Fidelity National Financial Inc 4.500% due 08/15/28	50,000	53,878
Fifth Third Bancorp 8.250% due 03/01/38	25,000	38,626
Fifth Third Bank 2.875% due 10/01/21	300,000	303,882
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,532
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	413,000	433,929
Globe Life Inc 4.550% due 09/15/28	50,000	55,986
GLP Capital LP REIT
5.250% due 06/01/25	25,000	27,601
5.375% due 11/01/23	25,000	27,137
5.375% due 04/15/26	50,000	55,187
5.750% due 06/01/28	25,000	28,531
HCP Inc REIT
3.400% due 02/01/25	100,000	103,762
4.250% due 11/15/23	44,000	47,003
Healthcare Trust of America Holdings LP REIT 3.100% due 02/15/30	50,000	49,922
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	21,325
4.200% due 04/15/29	50,000	53,693
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	24,976
3.750% due 10/15/23	100,000	104,119
HSBC Holdings PLC (United Kingdom)
3.803% due 03/11/25	200,000	208,467
3.900% due 05/25/26	200,000	212,279
3.973% due 05/22/30	290,000	309,955
4.000% due 03/30/22	100,000	104,380
4.250% due 08/18/25	200,000	211,541
4.375% due 11/23/26	200,000	214,658
4.875% due 01/14/22	100,000	105,922
6.500% due 09/15/37	300,000	404,478
6.800% due 06/01/38	150,000	209,623

	Principal Amount	Value
HSBC USA Inc 3.500% due 06/23/24	$500,000	$528,879
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	55,204
Huntington Bancshares Inc 2.625% due 08/06/24	300,000	303,280
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	249,676
ING Groep NV (Netherlands) 4.550% due 10/02/28	200,000	227,458
Inter-American Development Bank (Multi-National)
1.750% due 04/14/22	300,000	300,491
1.875% due 03/15/21	300,000	300,490
1.875% due 07/23/21	100,000	100,272
2.000% due 06/02/26	150,000	152,955
2.000% due 07/23/26	100,000	102,302
2.125% due 11/09/20	200,000	200,636
2.125% due 01/18/22	200,000	202,105
2.500% due 01/18/23	200,000	205,502
2.625% due 04/19/21	95,000	96,241
3.200% due 08/07/42	100,000	116,733
Intercontinental Exchange Inc
2.350% due 09/15/22	100,000	100,878
3.100% due 09/15/27	100,000	104,837
4.000% due 10/15/23	100,000	106,743
International Bank for Reconstruction & Development (Multi-National)
1.875% due 06/19/23	300,000	302,337
1.375% due 05/24/21	400,000	397,724
1.375% due 09/20/21	300,000	298,369
1.625% due 03/09/21	200,000	199,615
1.625% due 02/10/22	300,000	299,894
2.125% due 07/01/22	500,000	506,893
2.125% due 02/13/23	100,000	101,718
2.500% due 03/19/24	200,000	207,614
2.750% due 07/23/21	200,000	203,731
3.000% due 09/27/23	250,000	263,237
3.125% due 11/20/25	50,000	54,244
7.625% due 01/19/23	100,000	118,998
International Finance Corp (Multi-National)
1.125% due 07/20/21	150,000	148,497
2.875% due 07/31/23	130,000	135,999
Invesco Finance PLC 5.375% due 11/30/43	200,000	240,501
Jefferies Group LLC 5.125% due 01/20/23	150,000	161,530
JPMorgan Chase & Co
2.301% due 10/15/25	115,000	114,716
2.400% due 06/07/21	50,000	50,301
2.739% due 10/15/30	75,000	74,640
2.776% due 04/25/23	175,000	177,597
2.972% due 01/15/23	500,000	509,118
3.200% due 06/15/26	100,000	104,008
3.207% due 04/01/23	115,000	117,790
3.250% due 09/23/22	400,000	413,686
3.509% due 01/23/29	185,000	195,698
3.540% due 05/01/28	100,000	105,426
3.559% due 04/23/24	75,000	78,276
3.625% due 05/13/24	200,000	212,070
3.702% due 05/06/30	150,000	161,035
3.882% due 07/24/38	150,000	164,978
3.897% due 01/23/49	400,000	445,094
3.964% due 11/15/48	100,000	111,967
4.023% due 12/05/24	200,000	213,460
4.032% due 07/24/48	150,000	168,771
4.350% due 08/15/21	200,000	208,302
4.452% due 12/05/29	150,000	169,803
4.950% due 06/01/45	200,000	248,640
5.500% due 10/15/40	100,000	133,398
5.600% due 07/15/41	100,000	135,303
6.400% due 05/15/38	300,000	425,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
KeyCorp
4.100% due 04/30/28	$250,000	$275,899
4.150% due 10/29/25	30,000	32,859
5.100% due 03/24/21	100,000	104,199
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	104,530
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	102,688
3.700% due 10/01/49	25,000	24,574
4.125% due 12/01/46	50,000	52,443
Kreditanstalt fuer Wiederaufbau (Germany)
1.625% due 03/15/21	400,000	399,278
1.750% due 09/15/21	200,000	200,143
1.750% due 08/22/22	200,000	200,707
1.875% due 12/15/20	300,000	300,285
2.000% due 11/30/21	450,000	453,206
2.000% due 10/04/22	250,000	252,752
2.125% due 01/17/23	650,000	660,602
2.375% due 03/24/21	210,000	211,895
2.375% due 08/25/21	250,000	253,135
2.625% due 04/12/21	500,000	506,544
3.125% due 12/15/21	200,000	206,163
Landwirtschaftliche Rentenbank (Germany)
1.750% due 09/24/21	120,000	120,102
1.750% due 07/27/26	100,000	100,504
3.125% due 11/14/23	200,000	212,087
Lazard Group LLC
3.625% due 03/01/27	50,000	51,382
4.375% due 03/11/29	50,000	54,339
Legg Mason Inc 4.750% due 03/15/26	50,000	54,789
Liberty Property LP REIT
4.375% due 02/01/29	15,000	16,777
4.400% due 02/15/24	94,000	101,274
Life Storage LP REIT 4.000% due 06/15/29	100,000	107,128
Lincoln National Corp
3.625% due 12/12/26	150,000	157,922
3.800% due 03/01/28	35,000	37,045
4.000% due 09/01/23	15,000	15,901
4.350% due 03/01/48	25,000	27,240
Lloyds Bank PLC (United Kingdom) 2.250% due 08/14/22	200,000	199,876
Lloyds Banking Group PLC (United Kingdom)
2.858% due 03/17/23	200,000	200,716
3.574% due 11/07/28	300,000	306,318
4.050% due 08/16/23	200,000	210,310
4.582% due 12/10/25	200,000	210,246
Loews Corp 2.625% due 05/15/23	150,000	152,345
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	252,425
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	55,209
5.375% due 03/04/46	50,000	65,820
Markel Corp
3.500% due 11/01/27	50,000	51,172
5.000% due 05/20/49	30,000	34,882
Marsh & McLennan Cos Inc
3.500% due 03/10/25	75,000	79,341
3.750% due 03/14/26	100,000	107,455
4.200% due 03/01/48	100,000	112,997
4.375% due 03/15/29	70,000	79,268
Mastercard Inc
2.000% due 11/21/21	50,000	50,224
2.950% due 11/21/26	50,000	52,721
2.950% due 06/01/29	50,000	52,530
3.650% due 06/01/49	50,000	56,870
3.800% due 11/21/46	50,000	57,502
3.950% due 02/26/48	15,000	17,780

	Principal Amount	Value
MetLife Inc
5.700% due 06/15/35	$100,000	$135,082
5.875% due 02/06/41	200,000	271,461
6.375% due 06/15/34	100,000	140,748
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	105,885
3.950% due 03/15/29	25,000	27,311
Mitsubishi UFJ Financial Group Inc (Japan)
2.190% due 09/13/21	200,000	199,773
2.665% due 07/25/22	100,000	100,992
2.998% due 02/22/22	100,000	101,777
3.455% due 03/02/23	50,000	51,784
3.677% due 02/22/27	100,000	107,366
3.761% due 07/26/23	150,000	157,634
3.777% due 03/02/25	50,000	53,439
3.850% due 03/01/26	200,000	214,826
3.961% due 03/02/28	50,000	54,972
4.050% due 09/11/28	150,000	166,410
Mizuho Financial Group Inc (Japan)
2.601% due 09/11/22	200,000	201,618
3.663% due 02/28/27	200,000	214,505
3.922% due 09/11/24	200,000	210,490
Morgan Stanley
2.625% due 11/17/21	120,000	121,135
2.720% due 07/22/25	65,000	65,794
2.750% due 05/19/22	85,000	86,253
3.125% due 07/27/26	70,000	72,151
3.591% due 07/22/28	100,000	105,560
3.625% due 01/20/27	300,000	317,307
3.737% due 04/24/24	90,000	94,037
3.971% due 07/22/38	265,000	291,435
4.100% due 05/22/23	600,000	632,226
4.300% due 01/27/45	100,000	115,978
4.350% due 09/08/26	90,000	97,648
4.431% due 01/23/30	95,000	106,829
4.457% due 04/22/39	150,000	174,986
4.875% due 11/01/22	100,000	107,272
5.500% due 07/28/21	250,000	265,266
5.750% due 01/25/21	200,000	209,199
7.250% due 04/01/32	100,000	142,860
National Australia Bank Ltd (Australia)
1.875% due 07/12/21	250,000	249,331
3.000% due 01/20/23	200,000	205,246
National Retail Properties Inc REIT
3.300% due 04/15/23	100,000	102,822
4.300% due 10/15/28	35,000	38,746
Nordic Investment Bank (Multi-National)
1.625% due 11/20/20	200,000	199,497
2.250% due 02/01/21	200,000	201,177
Northern Trust Corp
3.375% due 08/23/21	50,000	51,231
3.375% due 05/08/32	63,000	64,707
3.650% due 08/03/28	50,000	54,898
Oesterreichische Kontrollbank AG (Austria)
1.625% due 09/17/22	40,000	39,964
1.875% due 01/20/21	300,000	300,266
Office Properties Income Trust REIT
4.000% due 07/15/22	100,000	101,949
4.250% due 05/15/24	50,000	51,149
Omega Healthcare Investors Inc REIT
4.500% due 01/15/25	25,000	26,371
4.750% due 01/15/28	50,000	54,160
4.950% due 04/01/24	100,000	107,268
ORIX Corp (Japan)
2.900% due 07/18/22	30,000	30,517
3.700% due 07/18/27	50,000	53,646
4.050% due 01/16/24	25,000	26,664
PNC Bank NA
2.950% due 02/23/25	300,000	310,381
3.100% due 10/25/27	300,000	316,216
4.050% due 07/26/28	350,000	386,027

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Principal Financial Group Inc
3.700% due 05/15/29	$25,000	$26,969
4.625% due 09/15/42	100,000	118,053
Private Export Funding Corp
2.450% due 07/15/24	100,000	102,704
4.300% due 12/15/21	25,000	26,303
Prudential Financial Inc
3.700% due 03/13/51	150,000	155,464
3.935% due 12/07/49	132,000	142,842
4.350% due 02/25/50	50,000	57,429
5.200% due 03/15/44	100,000	104,577
5.875% due 09/15/42	100,000	107,903
6.625% due 06/21/40	50,000	72,061
Public Storage REIT 3.094% due 09/15/27	30,000	31,553
Raymond James Financial Inc 4.950% due 07/15/46	100,000	119,728
Realty Income Corp REIT
3.000% due 01/15/27	50,000	51,573
3.875% due 04/15/25	150,000	161,247
4.650% due 08/01/23	50,000	54,349
Regency Centers LP REIT
3.600% due 02/01/27	30,000	31,533
4.400% due 02/01/47	35,000	40,092
Regions Financial Corp
2.750% due 08/14/22	150,000	152,355
3.200% due 02/08/21	50,000	50,629
3.800% due 08/14/23	50,000	52,779
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	63,777
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	30,880
Royal Bank of Canada (Canada)
2.300% due 03/22/21	500,000	502,685
4.650% due 01/27/26	200,000	221,098
Royal Bank of Scotland Group PLC (United Kingdom)
3.875% due 09/12/23	250,000	258,170
5.125% due 05/28/24	125,000	133,341
6.000% due 12/19/23	115,000	126,500
6.100% due 06/10/23	60,000	65,392
6.125% due 12/15/22	130,000	140,751
Sabra Health Care LP REIT 4.800% due 06/01/24	50,000	52,885
Santander Holdings USA Inc
3.700% due 03/28/22	220,000	225,608
4.400% due 07/13/27	145,000	155,258
Santander UK Group Holdings PLC (United Kingdom)
2.875% due 08/05/21	200,000	200,927
3.125% due 01/08/21	150,000	151,246
Santander UK PLC (United Kingdom)
2.500% due 01/05/21	200,000	200,303
4.000% due 03/13/24	100,000	106,164
Service Properties Trust REIT
3.950% due 01/15/28	30,000	28,503
4.375% due 02/15/30	50,000	47,898
4.950% due 02/15/27	110,000	111,558
Simon Property Group LP REIT
2.000% due 09/13/24	100,000	99,047
2.350% due 01/30/22	50,000	50,419
2.450% due 09/13/29	100,000	97,991
2.625% due 06/15/22	100,000	101,642
3.250% due 11/30/26	50,000	52,481
3.250% due 09/13/49	100,000	97,846
3.375% due 06/15/27	100,000	105,674
4.250% due 11/30/46	50,000	57,853
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	250,000	251,881
Spirit Realty LP REIT 3.400% due 01/15/30	50,000	49,675
Stifel Financial Corp 4.250% due 07/18/24	50,000	52,684

	Principal Amount	Value
STORE Capital Corp REIT 4.500% due 03/15/28	$150,000	$162,051
Sumitomo Mitsui Banking Corp (Japan) 3.400% due 07/11/24	300,000	315,554
Sumitomo Mitsui Financial Group Inc (Japan)
2.778% due 10/18/22	100,000	101,551
2.784% due 07/12/22	150,000	152,288
2.934% due 03/09/21	100,000	100,921
3.010% due 10/19/26	200,000	205,735
3.202% due 09/17/29	150,000	152,238
3.364% due 07/12/27	150,000	157,907
3.784% due 03/09/26	100,000	107,385
SunTrust Bank
2.450% due 08/01/22	100,000	101,114
3.689% due 08/02/24	50,000	52,448
SunTrust Banks Inc
2.700% due 01/27/22	100,000	101,154
2.900% due 03/03/21	100,000	101,067
4.000% due 05/01/25	100,000	108,184
Svensk Exportkredit AB (Sweden) 2.000% due 08/30/22	250,000	252,196
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	400,000	402,185
Synchrony Financial
3.700% due 08/04/26	50,000	51,082
3.750% due 08/15/21	200,000	204,711
3.950% due 12/01/27	100,000	102,622
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	51,035
TD Ameritrade Holding Corp
2.950% due 04/01/22	100,000	102,560
3.750% due 04/01/24	50,000	53,232
The Allstate Corp 3.280% due 12/15/26	350,000	373,894
The Bank of New York Mellon Corp
2.050% due 05/03/21	50,000	50,047
2.600% due 02/07/22	100,000	101,415
2.800% due 05/04/26	50,000	51,393
3.000% due 10/30/28	55,000	56,755
3.400% due 05/15/24	100,000	105,284
The Bank of Nova Scotia (Canada)
2.500% due 01/08/21	100,000	100,609
3.125% due 04/20/21	450,000	457,525
The Charles Schwab Corp
3.200% due 03/02/27	100,000	104,598
3.850% due 05/21/25	100,000	107,853
4.000% due 02/01/29	100,000	111,322
The Goldman Sachs Group Inc
2.875% due 02/25/21	100,000	100,914
3.000% due 04/26/22	300,000	303,401
3.200% due 02/23/23	255,000	262,065
3.272% due 09/29/25	255,000	263,377
3.500% due 01/23/25	150,000	156,601
3.500% due 11/16/26	100,000	104,100
3.625% due 01/22/23	400,000	416,420
3.625% due 02/20/24	180,000	188,955
3.750% due 05/22/25	150,000	158,973
3.750% due 02/25/26	60,000	63,530
3.814% due 04/23/29	150,000	159,154
3.850% due 01/26/27	160,000	169,840
4.017% due 10/31/38	100,000	107,792
4.223% due 05/01/29	200,000	218,357
4.411% due 04/23/39	150,000	169,569
4.750% due 10/21/45	100,000	120,426
5.250% due 07/27/21	150,000	158,102
6.750% due 10/01/37	200,000	270,115
The Progressive Corp
3.750% due 08/23/21	100,000	103,336
4.000% due 03/01/29	25,000	28,068
4.125% due 04/15/47	100,000	116,332

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
The Toronto-Dominion Bank (Canada)
1.800% due 07/13/21	$100,000	$99,747
2.125% due 04/07/21	300,000	300,840
2.500% due 12/14/20	50,000	50,348
3.250% due 06/11/21	100,000	102,128
3.250% due 03/11/24	100,000	104,662
The Travelers Cos Inc 6.250% due 06/15/37	125,000	177,256
The Western Union Co 4.250% due 06/09/23	100,000	105,189
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	139,626
UDR Inc REIT 4.400% due 01/26/29	25,000	28,178
Unum Group 4.000% due 06/15/29	70,000	72,922
US Bancorp
2.950% due 07/15/22	250,000	256,020
3.000% due 07/30/29	250,000	258,244
3.600% due 09/11/24	400,000	425,962
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	49,701
3.125% due 06/15/23	90,000	92,550
3.250% due 10/15/26	100,000	102,750
4.000% due 03/01/28	50,000	53,718
4.125% due 01/15/26	31,000	33,555
VEREIT Operating Partnership LP REIT
4.125% due 06/01/21	20,000	20,530
4.600% due 02/06/24	25,000	26,868
4.625% due 11/01/25	50,000	54,629
4.875% due 06/01/26	25,000	27,715
Visa Inc
2.150% due 09/15/22	45,000	45,439
2.200% due 12/14/20	350,000	351,434
2.800% due 12/14/22	50,000	51,473
3.650% due 09/15/47	25,000	28,501
4.150% due 12/14/35	30,000	36,208
4.300% due 12/14/45	100,000	124,179
Voya Financial Inc
3.650% due 06/15/26	50,000	52,687
4.800% due 06/15/46	30,000	34,684
Wachovia Corp 5.500% due 08/01/35	200,000	248,560
Wells Fargo & Co
2.500% due 03/04/21	150,000	150,731
2.550% due 12/07/20	170,000	170,955
3.000% due 04/22/26	150,000	153,962
3.000% due 10/23/26	150,000	153,970
3.196% due 06/17/27	260,000	268,885
3.450% due 02/13/23	300,000	310,099
4.150% due 01/24/29	200,000	221,653
4.600% due 04/01/21	200,000	207,330
5.375% due 02/07/35	100,000	128,139
5.606% due 01/15/44	100,000	129,520
Wells Fargo Bank NA
2.082% due 09/09/22	500,000	498,949
2.600% due 01/15/21	250,000	251,840
2.897% due 05/27/22	330,000	333,786
3.550% due 08/14/23	250,000	262,843
6.600% due 01/15/38	100,000	142,879
Welltower Inc REIT
4.125% due 03/15/29	100,000	109,148
4.250% due 04/01/26	150,000	163,400
4.500% due 01/15/24	150,000	162,141
Westpac Banking Corp (Australia)
2.000% due 08/19/21	150,000	149,872
2.500% due 06/28/22	150,000	151,991
2.700% due 08/19/26	150,000	153,664
2.750% due 01/11/23	150,000	153,165
3.300% due 02/26/24	100,000	104,816
3.400% due 01/25/28	100,000	108,409
4.110% due 07/24/34	65,000	67,852

	Principal Amount	Value
4.421% due 07/24/39	$45,000	$49,552
Weyerhaeuser Co REIT
4.000% due 11/15/29	100,000	108,813
7.375% due 03/15/32	100,000	140,244
Willis North America Inc
2.950% due 09/15/29	30,000	29,498
3.875% due 09/15/49	35,000	34,298
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	104,854
WP Carey Inc REIT 4.600% due 04/01/24	100,000	107,000
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	65,139

		86,369,805

Industrial - 2.0%

3M Co
2.000% due 06/26/22	400,000	403,760
2.875% due 10/15/27	100,000	103,890
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	102,231
Agilent Technologies Inc 3.200% due 10/01/22	100,000	102,376
Allegion US Holding Co Inc
3.200% due 10/01/24	50,000	50,749
3.550% due 10/01/27	50,000	50,988
Amphenol Corp 4.350% due 06/01/29	50,000	55,505
Arrow Electronics Inc
3.250% due 09/08/24	100,000	101,727
3.875% due 01/12/28	25,000	25,655
Avnet Inc 4.625% due 04/15/26	25,000	26,928
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	154,715
3.250% due 06/15/27	250,000	266,883
3.550% due 02/15/50	150,000	159,627
3.650% due 09/01/25	50,000	54,195
4.125% due 06/15/47	50,000	57,804
4.700% due 09/01/45	50,000	61,690
5.750% due 05/01/40	100,000	134,807
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	101,546
2.950% due 11/21/24	100,000	103,455
6.200% due 06/01/36	50,000	70,913
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	154,155
4.000% due 06/01/28	35,000	39,147
4.800% due 09/15/35	20,000	23,909
6.125% due 09/15/15	30,000	44,952
Carlisle Cos Inc 3.750% due 12/01/27	50,000	52,229
Caterpillar Financial Services Corp
1.931% due 10/01/21	400,000	398,873
3.450% due 05/15/23	100,000	104,957
Caterpillar Inc
3.803% due 08/15/42	100,000	112,772
6.050% due 08/15/36	125,000	174,318
CNH Industrial Capital LLC
3.875% due 10/15/21	20,000	20,568
4.200% due 01/15/24	50,000	52,807
4.375% due 11/06/20	30,000	30,606
4.375% due 04/05/22	25,000	26,023
4.875% due 04/01/21	25,000	25,942
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	36,100
CSX Corp
3.250% due 06/01/27	250,000	262,778
3.400% due 08/01/24	200,000	210,723
3.700% due 11/01/23	100,000	105,824

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
4.500% due 03/15/49	$65,000	$75,503
5.500% due 04/15/41	75,000	94,880
Deere & Co
2.875% due 09/07/49	15,000	14,690
3.900% due 06/09/42	100,000	115,503
Dover Corp 5.375% due 03/01/41	50,000	62,648
Eaton Corp 4.000% due 11/02/32	100,000	114,740
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	113,501
Emerson Electric Co
3.150% due 06/01/25	100,000	105,473
4.250% due 11/15/20	25,000	25,590
FedEx Corp
3.100% due 08/05/29	50,000	49,809
3.875% due 08/01/42	100,000	96,912
4.000% due 01/15/24	200,000	213,265
4.200% due 10/17/28	100,000	108,644
4.400% due 01/15/47	50,000	51,339
4.750% due 11/15/45	50,000	53,779
Flex Ltd
4.750% due 06/15/25	50,000	53,893
4.875% due 06/15/29	25,000	26,299
FLIR Systems Inc 3.125% due 06/15/21	100,000	101,108
Flowserve Corp 4.000% due 11/15/23	143,000	147,625
Fluor Corp 4.250% due 09/15/28	100,000	100,609
Fortive Corp
2.350% due 06/15/21	100,000	100,173
4.300% due 06/15/46	125,000	132,779
Fortune Brands Home & Security Inc 4.000% due 09/21/23	50,000	52,884
GATX Corp
3.250% due 03/30/25	100,000	101,960
4.350% due 02/15/24	25,000	26,759
4.550% due 11/07/28	25,000	27,622
General Dynamics Corp
3.375% due 05/15/23	50,000	52,353
3.600% due 11/15/42	200,000	223,245
3.750% due 05/15/28	180,000	199,907
General Electric Co
4.125% due 10/09/42	8,000	8,093
5.875% due 01/14/38	115,000	138,357
6.750% due 03/15/32	101,000	127,133
6.875% due 01/10/39	58,000	76,890
Honeywell International Inc
1.850% due 11/01/21	50,000	49,993
2.150% due 08/08/22	45,000	45,389
2.300% due 08/15/24	100,000	101,577
2.500% due 11/01/26	100,000	102,266
2.700% due 08/15/29	60,000	62,046
Hubbell Inc 3.350% due 03/01/26	50,000	51,239
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	129,084
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	106,463
Ingersoll-Rand Luxembourg Finance SA 3.800% due 03/21/29	100,000	106,571
Jabil Inc 3.950% due 01/12/28	55,000	55,636
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	51,157
John Deere Capital Corp
2.150% due 09/08/22	50,000	50,502
2.600% due 03/07/24	100,000	102,144
2.650% due 06/10/26	100,000	103,055
2.750% due 03/15/22	100,000	102,022

	Principal Amount	Value
2.800% due 03/06/23	$50,000	$51,458
2.800% due 09/08/27	50,000	51,633
3.400% due 09/11/25	50,000	53,619
3.450% due 06/07/23	25,000	26,270
3.450% due 03/13/25	50,000	53,462
Johnson Controls International PLC
3.625% due 07/02/24	40,000	41,933
3.900% due 02/14/26	19,000	20,331
4.500% due 02/15/47	40,000	44,196
Kansas City Southern 4.950% due 08/15/45	100,000	120,397
Kennametal Inc 4.625% due 06/15/28	50,000	53,239
Keysight Technologies Inc 4.550% due 10/30/24	100,000	107,953
L3Harris Technologies Inc
3.850% due 06/15/23 ~	70,000	73,803
3.850% due 12/15/26 ~	25,000	26,949
4.400% due 06/15/28 ~	100,000	112,304
Lockheed Martin Corp
2.900% due 03/01/25	50,000	51,813
3.550% due 01/15/26	100,000	107,312
3.600% due 03/01/35	25,000	27,009
3.800% due 03/01/45	20,000	22,341
4.500% due 05/15/36	20,000	23,994
4.700% due 05/15/46	44,000	56,028
6.150% due 09/01/36	100,000	138,607
Martin Marietta Materials Inc 3.450% due 06/01/27	21,000	21,401
Masco Corp
3.500% due 04/01/21	65,000	65,909
3.500% due 11/15/27	100,000	101,656
4.375% due 04/01/26	50,000	53,718
Norfolk Southern Corp
2.903% due 02/15/23	100,000	102,170
3.000% due 04/01/22	100,000	102,058
3.800% due 08/01/28	30,000	33,233
3.942% due 11/01/47	63,000	68,781
4.650% due 01/15/46	50,000	59,660
4.837% due 10/01/41	50,000	60,285
5.100% due 08/01/18	15,000	18,418
Northrop Grumman Corp
2.550% due 10/15/22	100,000	101,428
3.250% due 08/01/23	100,000	104,252
3.500% due 03/15/21	100,000	101,883
3.850% due 04/15/45	100,000	110,380
Packaging Corp of America
2.450% due 12/15/20	35,000	35,080
3.400% due 12/15/27	35,000	36,359
3.650% due 09/15/24	100,000	104,699
Parker-Hannifin Corp
3.250% due 06/14/29	20,000	20,881
4.000% due 06/14/49	20,000	22,139
6.250% due 05/15/38	100,000	135,364
PerkinElmer Inc 3.300% due 09/15/29	30,000	30,033
Precision Castparts Corp
2.500% due 01/15/23	100,000	101,807
3.250% due 06/15/25	50,000	52,696
4.375% due 06/15/45	50,000	59,479
Raytheon Co 2.500% due 12/15/22	125,000	126,638
Republic Services Inc
3.200% due 03/15/25	100,000	104,102
3.375% due 11/15/27	120,000	127,805
3.950% due 05/15/28	100,000	110,763
Rockwell Collins Inc 3.500% due 03/15/27	300,000	320,423
Roper Technologies Inc
2.350% due 09/15/24	15,000	15,022
2.800% due 12/15/21	25,000	25,409
3.800% due 12/15/26	30,000	32,100
4.200% due 09/15/28	95,000	104,570

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Ryder System Inc
2.500% due 09/01/22	$95,000	$95,708
3.400% due 03/01/23	100,000	103,384
Sonoco Products Co 5.750% due 11/01/40	200,000	251,205
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	25,614
Stanley Black & Decker Inc
2.900% due 11/01/22	50,000	51,257
4.250% due 11/15/28	100,000	113,905
Textron Inc
3.650% due 03/15/27	100,000	104,453
4.000% due 03/15/26	25,000	26,715
The Boeing Co
2.300% due 08/01/21	55,000	55,252
2.800% due 03/01/23	25,000	25,613
2.950% due 02/01/30	100,000	103,143
3.200% due 03/01/29	200,000	210,201
3.250% due 03/01/28	25,000	26,307
3.550% due 03/01/38	15,000	15,858
3.625% due 03/01/48	10,000	10,512
3.750% due 02/01/50	100,000	108,554
3.825% due 03/01/59	50,000	53,563
3.850% due 11/01/48	35,000	38,189
5.875% due 02/15/40	50,000	68,179
Trimble Inc
4.150% due 06/15/23	50,000	52,268
4.900% due 06/15/28	50,000	54,306
Union Pacific Corp
2.750% due 03/01/26	25,000	25,419
3.000% due 04/15/27	100,000	104,021
3.200% due 06/08/21	35,000	35,616
3.250% due 08/15/25	50,000	52,222
3.350% due 08/15/46	50,000	49,488
3.500% due 06/08/23	50,000	52,388
3.600% due 09/15/37	20,000	21,179
3.646% due 02/15/24	92,000	97,402
3.700% due 03/01/29	65,000	70,916
3.750% due 07/15/25	50,000	53,898
3.799% due 10/01/51	200,000	215,519
3.950% due 09/10/28	60,000	66,297
4.050% due 03/01/46	30,000	33,166
4.375% due 09/10/38	25,000	28,906
4.500% due 09/10/48	30,000	35,742
4.800% due 09/10/58	50,000	60,876
United Parcel Service Inc
2.350% due 05/16/22	50,000	50,605
2.450% due 10/01/22	100,000	101,183
3.125% due 01/15/21	100,000	101,390
3.400% due 11/15/46	200,000	204,273
6.200% due 01/15/38	50,000	70,527
United Technologies Corp
1.950% due 11/01/21	50,000	49,973
2.650% due 11/01/26	30,000	30,827
3.100% due 06/01/22	500,000	514,934
3.350% due 08/16/21	15,000	15,391
3.650% due 08/16/23	40,000	42,338
3.750% due 11/01/46	50,000	54,999
3.950% due 08/16/25	25,000	27,389
4.125% due 11/16/28	60,000	67,955
4.450% due 11/16/38	20,000	23,854
4.500% due 06/01/42	300,000	360,545
4.625% due 11/16/48	35,000	43,864
Vulcan Materials Co 4.500% due 06/15/47	100,000	107,685
Wabtec Corp
4.400% due 03/15/24	100,000	106,581
4.950% due 09/15/28	100,000	110,448

	Principal Amount	Value
Waste Connections Inc 3.500% due 05/01/29	$100,000	$106,795
Waste Management Inc
2.400% due 05/15/23	200,000	202,276
3.150% due 11/15/27	100,000	105,351
3.450% due 06/15/29	25,000	26,987
4.000% due 07/15/39	35,000	39,850
4.150% due 07/15/49	30,000	35,124
WRKCo Inc
3.000% due 09/15/24	100,000	102,121
4.000% due 03/15/28	100,000	106,615
4.200% due 06/01/32	50,000	54,952
Xylem Inc
3.250% due 11/01/26	30,000	30,963
4.375% due 11/01/46	25,000	27,763

		17,735,287

Technology - 1.7%

Activision Blizzard Inc
2.300% due 09/15/21	30,000	30,085
3.400% due 09/15/26	50,000	52,042
Analog Devices Inc
2.950% due 01/12/21	200,000	201,551
3.500% due 12/05/26	100,000	104,813
Apple Inc
1.700% due 09/11/22	60,000	59,934
1.800% due 09/11/24	100,000	99,431
2.000% due 11/13/20	300,000	300,676
2.050% due 09/11/26	100,000	98,904
2.100% due 09/12/22	100,000	100,871
2.200% due 09/11/29	100,000	98,311
2.250% due 02/23/21	150,000	150,718
2.400% due 01/13/23	50,000	50,849
2.900% due 09/12/27	300,000	312,920
2.950% due 09/11/49	65,000	63,820
3.000% due 11/13/27	100,000	105,164
3.250% due 02/23/26	70,000	74,248
3.350% due 02/09/27	200,000	214,192
3.450% due 02/09/45	250,000	266,503
3.750% due 09/12/47	75,000	83,664
3.750% due 11/13/47	50,000	56,065
3.850% due 08/04/46	35,000	39,542
4.250% due 02/09/47	100,000	119,804
4.500% due 02/23/36	50,000	61,095
4.650% due 02/23/46	145,000	182,842
Applied Materials Inc
2.625% due 10/01/20	50,000	50,295
3.900% due 10/01/25	35,000	38,150
4.350% due 04/01/47	45,000	55,034
5.100% due 10/01/35	35,000	44,440
Broadcom Corp
3.000% due 01/15/22	350,000	353,516
3.625% due 01/15/24	100,000	102,382
Broadcom Inc
3.125% due 10/15/22 ~	25,000	25,324
3.625% due 10/15/24 ~	100,000	101,844
4.250% due 04/15/26 ~	100,000	103,395
4.750% due 04/15/29 ~	150,000	158,691
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	51,869
Dell International LLC
4.000% due 07/15/24 ~	50,000	52,333
4.420% due 06/15/21 ~	300,000	309,407
4.900% due 10/01/26 ~	100,000	107,211
5.300% due 10/01/29 ~	100,000	108,901
5.450% due 06/15/23 ~	115,000	125,301
8.100% due 07/15/36 ~	50,000	63,889
8.350% due 07/15/46 ~	50,000	66,002
Electronic Arts Inc
3.700% due 03/01/21	50,000	50,995
4.800% due 03/01/26	50,000	56,622

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Fidelity National Information Services Inc
3.000% due 08/15/26	$150,000	$154,645
3.500% due 04/15/23	57,000	59,492
4.750% due 05/15/48	100,000	122,022
5.000% due 10/15/25	56,000	63,703
Fiserv Inc
2.750% due 07/01/24	100,000	101,821
3.200% due 07/01/26	25,000	25,938
3.500% due 07/01/29	45,000	47,450
3.850% due 06/01/25	100,000	106,995
4.400% due 07/01/49	40,000	45,104
Hewlett Packard Enterprise Co
3.500% due 10/05/21	50,000	51,273
3.600% due 10/15/20	50,000	50,651
4.900% due 10/15/25	250,000	277,586
6.200% due 10/15/35	50,000	59,433
6.350% due 10/15/45	50,000	58,529
HP Inc
3.750% due 12/01/20	9,000	9,150
4.050% due 09/15/22	200,000	211,010
6.000% due 09/15/41	55,000	63,191
Intel Corp
1.700% due 05/19/21	100,000	99,907
2.600% due 05/19/26	100,000	102,897
3.700% due 07/29/25	145,000	157,259
3.734% due 12/08/47	300,000	335,805
International Business Machines Corp
2.800% due 05/13/21	100,000	101,365
2.850% due 05/13/22	100,000	102,231
3.000% due 05/15/24	200,000	207,096
3.300% due 05/15/26	100,000	105,616
3.375% due 08/01/23	300,000	313,868
3.500% due 05/15/29	170,000	182,686
4.150% due 05/15/39	100,000	114,428
4.250% due 05/15/49	100,000	115,720
4.700% due 02/19/46	200,000	244,077
5.600% due 11/30/39	26,000	34,429
Lam Research Corp
2.800% due 06/15/21	50,000	50,609
4.000% due 03/15/29	55,000	60,719
4.875% due 03/15/49	25,000	30,630
Marvell Technology Group Ltd 4.200% due 06/22/23	50,000	52,444
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	103,434
Micron Technology Inc 5.500% due 02/01/25	50,000	51,394
Microsoft Corp
1.550% due 08/08/21	100,000	99,607
2.000% due 08/08/23	50,000	50,379
2.375% due 05/01/23	100,000	102,002
2.400% due 02/06/22	100,000	101,433
2.400% due 08/08/26	250,000	255,245
2.875% due 02/06/24	35,000	36,523
3.125% due 11/03/25	100,000	106,420
3.450% due 08/08/36	150,000	166,054
3.500% due 11/15/42	100,000	110,686
3.700% due 08/08/46	100,000	114,781
3.950% due 08/08/56	150,000	177,664
4.100% due 02/06/37	300,000	356,335
4.250% due 02/06/47	100,000	124,319
4.450% due 11/03/45	100,000	126,463
4.500% due 02/06/57	100,000	130,617
4.750% due 11/03/55	50,000	67,525
5.200% due 06/01/39	135,000	183,842
5.300% due 02/08/41	200,000	277,423
NetApp Inc 3.375% due 06/15/21	50,000	50,899
NXP BV (Netherlands) 4.300% due 06/18/29 ~	150,000	160,751

	Principal Amount	Value
Oracle Corp
1.900% due 09/15/21	$135,000	$134,994
2.950% due 05/15/25	150,000	156,152
3.250% due 11/15/27	350,000	371,507
3.850% due 07/15/36	50,000	55,276
3.900% due 05/15/35	105,000	116,819
4.000% due 07/15/46	250,000	279,940
4.300% due 07/08/34	100,000	116,535
4.375% due 05/15/55	200,000	236,554
6.125% due 07/08/39	100,000	141,482
6.500% due 04/15/38	100,000	145,452
QUALCOMM Inc
2.600% due 01/30/23	100,000	101,696
2.900% due 05/20/24	50,000	51,381
3.250% due 05/20/27	50,000	52,347
3.450% due 05/20/25	150,000	158,691
4.300% due 05/20/47	30,000	33,614
4.800% due 05/20/45	150,000	179,472
Seagate HDD Cayman
4.250% due 03/01/22	18,000	18,549
5.750% due 12/01/34	50,000	50,987
Texas Instruments Inc
1.850% due 05/15/22	300,000	299,798
4.150% due 05/15/48	100,000	122,824
VMware Inc
2.950% due 08/21/22	35,000	35,510
3.900% due 08/21/27	30,000	30,887
Xilinx Inc 2.950% due 06/01/24	100,000	102,784

		14,820,471

Utilities - 2.0%

AEP Transmission Co LLC 4.250% due 09/15/48	35,000	41,267
Alabama Power Co
2.450% due 03/30/22	100,000	101,224
4.150% due 08/15/44	90,000	102,312
4.300% due 07/15/48	15,000	17,592
Ameren Illinois Co
3.250% due 03/01/25	50,000	52,632
3.800% due 05/15/28	50,000	55,633
4.150% due 03/15/46	50,000	58,164
American Water Capital Corp
2.950% due 09/01/27	35,000	35,955
3.450% due 06/01/29	100,000	106,799
3.750% due 09/01/47	50,000	53,628
4.300% due 12/01/42	100,000	114,462
Appalachian Power Co
3.400% due 06/01/25	100,000	104,222
4.600% due 03/30/21	50,000	51,493
7.000% due 04/01/38	150,000	217,136
Arizona Public Service Co
2.950% due 09/15/27	50,000	51,683
4.500% due 04/01/42	100,000	117,183
Atmos Energy Corp
3.000% due 06/15/27	30,000	31,097
4.150% due 01/15/43	64,000	72,547
4.300% due 10/01/48	50,000	59,477
Avangrid Inc 3.150% due 12/01/24	50,000	51,581
Baltimore Gas & Electric Co
3.200% due 09/15/49	70,000	69,234
3.500% due 11/15/21	25,000	25,653
3.750% due 08/15/47	50,000	54,095
Berkshire Hathaway Energy Co
2.375% due 01/15/21	25,000	25,127
2.800% due 01/15/23	40,000	41,030
3.250% due 04/15/28	30,000	31,656
3.800% due 07/15/48	25,000	27,147
4.450% due 01/15/49	50,000	59,812
5.150% due 11/15/43	200,000	253,503
6.125% due 04/01/36	99,000	137,318

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Black Hills Corp
3.150% due 01/15/27	$50,000	$50,736
4.350% due 05/01/33	30,000	33,726
CenterPoint Energy Houston Electric LLC
2.250% due 08/01/22	100,000	100,446
2.400% due 09/01/26	50,000	50,122
3.000% due 02/01/27	50,000	51,939
CenterPoint Energy Inc
3.600% due 11/01/21	10,000	10,268
3.850% due 02/01/24	25,000	26,398
4.250% due 11/01/28	25,000	27,501
CenterPoint Energy Resources Corp 4.000% due 04/01/28	100,000	108,630
Cleco Corporate Holdings LLC 3.375% due 09/15/29 ~	25,000	25,082
Commonwealth Edison Co
3.700% due 08/15/28	20,000	21,971
3.750% due 08/15/47	50,000	54,945
3.800% due 10/01/42	100,000	109,291
4.000% due 03/01/48	100,000	114,682
Consolidated Edison Co of New York Inc
3.875% due 06/15/47	150,000	164,802
3.950% due 03/01/43	100,000	109,423
4.000% due 12/01/28	100,000	112,043
4.125% due 05/15/49	50,000	57,312
4.300% due 12/01/56	50,000	57,376
4.500% due 12/01/45	100,000	118,863
Consumers Energy Co
3.250% due 08/15/46	50,000	51,276
3.800% due 11/15/28	100,000	111,444
4.350% due 04/15/49	100,000	122,957
Dominion Energy Gas Holdings LLC 3.550% due 11/01/23	100,000	104,314
Dominion Energy Inc
2.715% due 08/15/21	70,000	70,489
2.750% due 01/15/22	50,000	50,482
2.850% due 08/15/26	30,000	30,290
3.071% due 08/15/24	70,000	71,715
4.250% due 06/01/28	50,000	55,354
4.700% due 12/01/44	100,000	116,922
Dominion Energy South Carolina Inc
4.600% due 06/15/43	100,000	121,166
5.300% due 05/15/33	50,000	62,849
5.450% due 02/01/41	50,000	65,751
DPL Inc 4.350% due 04/15/29 ~	45,000	44,511
DTE Electric Co
3.375% due 03/01/25	50,000	52,945
3.650% due 03/15/24	51,000	54,065
DTE Energy Co
3.300% due 06/15/22	50,000	51,257
3.800% due 03/15/27	100,000	107,050
3.850% due 12/01/23	100,000	105,488
Duke Energy Carolinas LLC
3.050% due 03/15/23	150,000	155,306
3.200% due 08/15/49	200,000	201,478
3.750% due 06/01/45	200,000	216,581
6.050% due 04/15/38	110,000	154,315
6.100% due 06/01/37	25,000	34,218
Duke Energy Corp
2.400% due 08/15/22	50,000	50,523
3.150% due 08/15/27	50,000	52,011
3.950% due 08/15/47	50,000	53,638
4.200% due 06/15/49	65,000	72,769
Duke Energy Indiana LLC
3.250% due 10/01/49	50,000	49,992
3.750% due 05/15/46	50,000	53,840
4.900% due 07/15/43	100,000	125,403

	Principal Amount	Value
Duke Energy Progress LLC
3.450% due 03/15/29	$210,000	$226,560
3.700% due 09/01/28	100,000	109,876
Edison International
2.400% due 09/15/22	40,000	39,664
2.950% due 03/15/23	100,000	100,282
5.750% due 06/15/27	10,000	11,257
El Paso Electric Co 5.000% due 12/01/44	50,000	59,567
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	36,690
4.750% due 06/15/46	200,000	231,974
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	56,413
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	52,984
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	53,242
4.200% due 04/01/49	50,000	58,005
Entergy Corp 2.950% due 09/01/26	30,000	30,494
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	57,905
Entergy Louisiana LLC
3.250% due 04/01/28	50,000	52,916
4.200% due 09/01/48	50,000	58,705
4.950% due 01/15/45	40,000	43,285
Entergy Mississippi LLC 2.850% due 06/01/28	150,000	154,062
Eversource Energy
2.800% due 05/01/23	100,000	101,532
2.900% due 10/01/24	50,000	51,264
3.300% due 01/15/28	100,000	103,935
3.800% due 12/01/23	15,000	15,872
4.250% due 04/01/29	25,000	27,929
Exelon Corp
3.950% due 06/15/25	100,000	107,320
4.450% due 04/15/46	100,000	113,540
4.950% due 06/15/35	35,000	41,041
5.100% due 06/15/45	35,000	43,515
FirstEnergy Corp
4.250% due 03/15/23	40,000	42,336
7.375% due 11/15/31	65,000	92,058
Florida Power & Light Co
3.700% due 12/01/47	200,000	222,231
4.950% due 06/01/35	100,000	122,802
5.690% due 03/01/40	35,000	48,177
5.950% due 02/01/38	125,000	175,624
Georgia Power Co
2.850% due 05/15/22	100,000	101,837
3.250% due 03/30/27	100,000	104,014
4.300% due 03/15/42	100,000	110,197
Indiana Michigan Power Co 4.250% due 08/15/48	25,000	29,562
Interstate Power & Light Co 3.500% due 09/30/49	25,000	25,283
ITC Holdings Corp
3.350% due 11/15/27	50,000	52,770
3.650% due 06/15/24	25,000	26,317
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	53,540
Kentucky Utilities Co 4.375% due 10/01/45	40,000	47,561
Louisville Gas & Electric Co 4.250% due 04/01/49	35,000	41,224
MidAmerican Energy Co
3.650% due 08/01/48	100,000	109,241
6.750% due 12/30/31	100,000	139,907
Mississippi Power Co 3.950% due 03/30/28	25,000	27,291
National Fuel Gas Co
3.750% due 03/01/23	100,000	102,865
3.950% due 09/15/27	50,000	51,220

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp
2.400% due 04/25/22	$200,000	$202,025
4.023% due 11/01/32	100,000	114,848
8.000% due 03/01/32	50,000	74,633
Nevada Power Co 3.700% due 05/01/29	155,000	170,117
NextEra Energy Capital Holdings Inc
4.500% due 06/01/21	50,000	51,611
4.800% due 12/01/77	100,000	101,691
5.650% due 05/01/79	100,000	108,734
NiSource Inc
3.490% due 05/15/27	50,000	52,502
3.950% due 03/30/48	50,000	53,023
4.800% due 02/15/44	100,000	116,776
5.250% due 02/15/43	100,000	122,161
Northern States Power Co
2.150% due 08/15/22	100,000	100,077
2.600% due 05/15/23	100,000	101,520
NSTAR Electric Co 2.375% due 10/15/22	100,000	100,812
Oglethorpe Power Corp 5.050% due 10/01/48	100,000	120,522
Ohio Edison Co 6.875% due 07/15/36	150,000	215,232
Ohio Power Co 5.375% due 10/01/21	30,000	31,853
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	53,928
Oncor Electric Delivery Co LLC
3.700% due 11/15/28 ~	100,000	110,263
3.800% due 09/30/47	50,000	55,476
5.300% due 06/01/42	100,000	133,693
7.000% due 05/01/32	50,000	71,931
PacifiCorp
3.500% due 06/15/29	35,000	38,200
4.125% due 01/15/49	70,000	81,335
PECO Energy Co
1.700% due 09/15/21	50,000	49,727
3.000% due 09/15/49	55,000	53,960
3.150% due 10/15/25	50,000	52,213
3.900% due 03/01/48	60,000	67,506
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	41,214
Potomac Electric Power Co 3.600% due 03/15/24	100,000	105,761
PPL Electric Utilities Corp
3.000% due 10/01/49	70,000	67,855
4.150% due 10/01/45	25,000	28,922
4.150% due 06/15/48	100,000	116,795
4.750% due 07/15/43	50,000	62,060
Progress Energy Inc 7.750% due 03/01/31	100,000	142,717
PSEG Power LLC
3.000% due 06/15/21	50,000	50,522
3.850% due 06/01/23	100,000	105,813
Public Service Co of Colorado
3.700% due 06/15/28	50,000	55,292
3.800% due 06/15/47	50,000	55,573
Public Service Electric & Gas Co
3.200% due 08/01/49	60,000	61,521
4.050% due 05/01/48	25,000	29,157
Public Service Enterprise Group Inc
2.000% due 11/15/21	100,000	99,727
2.650% due 11/15/22	50,000	50,733
2.875% due 06/15/24	70,000	71,912
Puget Energy Inc
3.650% due 05/15/25	100,000	102,701
6.000% due 09/01/21	100,000	106,402
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	33,878

	Principal Amount	Value
San Diego Gas & Electric Co
3.750% due 06/01/47	$50,000	$53,311
4.100% due 06/15/49	100,000	113,298
4.150% due 05/15/48	25,000	28,531
Sempra Energy
3.400% due 02/01/28	65,000	67,216
3.800% due 02/01/38	100,000	103,257
Southern California Edison Co
2.850% due 08/01/29	75,000	75,700
3.500% due 10/01/23	100,000	104,315
3.650% due 03/01/28	50,000	53,557
3.700% due 08/01/25	30,000	31,764
3.900% due 03/15/43	50,000	52,636
4.000% due 04/01/47	150,000	161,635
4.125% due 03/01/48	10,000	10,896
4.500% due 09/01/40	50,000	55,583
Southern California Gas Co
2.600% due 06/15/26	50,000	50,644
4.125% due 06/01/48	150,000	173,027
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	153,238
Southwest Gas Corp 3.800% due 09/29/46	50,000	53,446
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	52,953
4.100% due 09/15/28	50,000	55,420
6.200% due 03/15/40	50,000	67,418
Southwestern Public Service Co
3.300% due 06/15/24	50,000	52,078
3.750% due 06/15/49	100,000	110,789
Tampa Electric Co
4.300% due 06/15/48	50,000	58,610
4.450% due 06/15/49	50,000	60,486
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	29,330
The Southern Co
2.350% due 07/01/21	100,000	100,329
2.950% due 07/01/23	25,000	25,533
4.250% due 07/01/36	30,000	32,573
4.400% due 07/01/46	100,000	111,854
Tucson Electric Power Co
3.050% due 03/15/25	50,000	51,034
4.850% due 12/01/48	100,000	126,573
Union Electric Co 8.450% due 03/15/39	100,000	165,524
Virginia Electric & Power Co
2.875% due 07/15/29	100,000	103,027
2.950% due 11/15/26	50,000	51,648
3.150% due 01/15/26	35,000	36,531
3.800% due 09/15/47	50,000	54,348
4.000% due 11/15/46	20,000	22,383
4.650% due 08/15/43	100,000	119,955
8.875% due 11/15/38	25,000	41,849
Washington Gas Light Co 3.650% due 09/15/49	25,000	25,710
WEC Energy Group Inc
3.100% due 03/08/22	25,000	25,569
3.375% due 06/15/21	65,000	66,427
3.550% due 06/15/25	100,000	106,427
Westar Energy Inc
3.100% due 04/01/27	50,000	52,329
4.100% due 04/01/43	100,000	113,037
Wisconsin Electric Power Co 4.300% due 10/15/48	10,000	11,912
Wisconsin Power & Light Co 3.050% due 10/15/27	100,000	104,352
Xcel Energy Inc
2.600% due 03/15/22	50,000	50,486
4.000% due 06/15/28	50,000	55,098

		17,541,073

Total Corporate Bonds & Notes (Cost $224,786,356)		240,617,862

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 28.7%

Collateralized Mortgage Obligations - Commercial - 2.0%

Bank 3.175% due 09/15/60	$200,000	$211,817
Benchmark 4.121% due 07/15/51 §	200,000	226,259
CD Mortgage Trust 3.456% due 11/13/50	175,000	188,388
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	350,000	369,488
3.778% due 09/10/58	600,000	649,639
Commercial Mortgage Pass-Through 3.525% due 02/10/49	300,000	314,207
Commercial Mortgage Trust
3.660% due 08/10/50	344,876	355,024
3.819% due 06/10/47	300,000	319,120
4.228% due 05/10/51	400,000	454,627
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	644,748
Fannie Mae - Aces
2.717% due 02/25/22	374,464	381,067
2.723% due 10/25/24	200,000	206,008
2.999% due 01/25/28 §	500,000	525,860
3.061% due 05/25/27 §	200,000	211,939
3.085% due 12/25/27 §	190,000	202,126
3.776% due 08/25/30 §	300,000	336,970
Freddie Mac Multifamily Structured Pass Through Certificates
1.875% due 04/25/22	159,234	158,808
2.673% due 03/25/26	600,000	623,328
2.745% due 01/25/26	400,000	416,779
3.171% due 10/25/24	850,000	896,239
3.208% due 02/25/26	375,000	398,927
3.224% due 03/25/27	500,000	538,384
3.250% due 04/25/23 §	1,050,000	1,092,718
3.310% due 05/25/23 §	500,000	522,613
3.422% due 02/25/29	196,721	217,229
3.926% due 06/25/28	100,000	113,672
3.990% due 08/25/33 §	42,000	49,202
GS Mortgage Securities Trust
2.773% due 11/10/45	198,291	202,133
3.734% due 11/10/48	1,000,000	1,084,246
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	647,397
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47	498,563	513,513
5.319% due 05/15/45 §	300,000	305,894
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	1,000,000	1,081,892
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	431,562
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	521,748
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	257,941
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	350,000	357,421
3.664% due 09/15/58	1,000,000	1,075,517
4.184% due 06/15/51	200,000	226,057

	Principal Amount	Value
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	$610,923	$623,762

		17,954,269

Fannie Mae - 11.6%

2.500% due 10/01/27 - 11/01/46	6,126,713	6,180,712
3.000% due 05/01/22 - 10/01/49	25,038,940	25,691,723
3.500% due 10/01/25 - 10/01/49	31,618,452	32,902,248
4.000% due 12/01/19 - 06/01/49	20,106,445	21,167,463
4.237% (USD LIBOR + 1.690%) due 08/01/39 §	6,144	6,476
4.500% due 05/01/23 - 08/01/48	9,549,356	10,218,878
4.570% (USD LIBOR + 1.695%) due 06/01/38 §	3,261	3,438
5.000% due 08/01/20 - 09/01/48	2,968,483	3,247,681
5.500% due 11/01/33 - 07/01/41	1,297,967	1,463,430
6.000% due 09/01/34 - 06/01/40	555,851	638,260
6.500% due 09/01/36 - 07/01/38	136,446	160,053

		101,680,362

Freddie Mac - 7.6%

2.500% due 08/01/28 - 02/01/32	3,737,336	3,777,450
3.000% due 09/01/26 - 02/01/48	18,947,280	19,469,358
3.500% due 06/01/21 - 09/01/48	18,988,227	19,778,961
4.000% due 02/01/25 - 10/01/48	16,036,111	16,890,589
4.500% due 08/01/24 - 07/01/48	4,066,416	4,361,269
5.000% due 12/01/31 - 03/01/41	1,157,983	1,278,984
5.500% due 04/01/34 - 08/01/40	568,351	641,404
6.000% due 04/01/36 - 05/01/40	694,861	799,476
6.500% due 08/01/37 - 04/01/39	55,979	63,591

		67,061,082

Government National Mortgage Association - 7.5%

2.500% due 01/20/43	193,393	195,914
3.000% due 08/20/42 - 01/20/48	15,275,534	15,767,334
3.500% due 10/15/41 - 10/01/49	23,557,498	24,644,268
4.000% due 06/15/39 - 10/01/49	14,868,269	15,642,815
4.500% due 02/15/39 - 09/20/48	6,185,124	6,605,645
5.000% due 05/15/36 - 01/20/48	1,892,057	2,084,414
5.500% due 04/15/37 - 04/15/40	542,138	609,385
6.000% due 01/15/38 - 06/15/41	154,578	177,161
6.500% due 10/15/38 - 02/15/39	25,883	29,349

		65,756,285

Total Mortgage-Backed Securities (Cost $248,669,209)		252,451,998

ASSET-BACKED SECURITIES - 0.4%

Ally Master Owner Trust 3.290% due 05/15/23	100,000	102,147
American Express Credit Account Master Trust
2.040% due 05/15/23	400,000	400,503
3.180% due 04/15/24	103,000	105,654
AmeriCredit Automobile Receivables Trust 2.970% due 11/20/23	67,000	68,003
Capital One Multi-Asset Execution Trust 1.720% due 08/15/24	226,000	225,223
Carmax Auto Owner Trust 2.680% due 03/15/24	200,000	203,475
Citibank Credit Card Issuance Trust
2.680% due 06/07/23	500,000	506,728
6.150% due 06/15/39	250,000	355,063
Drive Auto Receivables Trust 4.140% due 08/15/24	200,000	204,829
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	398,372
GM Financial Automobile Leasing Trust 2.670% due 03/21/22	40,000	40,311

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust 2.650% due 02/16/24	$200,000	$203,376
Santander Drive Auto Receivables Trust
3.420% due 04/15/25	44,000	44,858
3.560% due 07/15/24	100,000	101,580
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	200,000	200,742
World Omni Auto Receivables Trust 2.500% due 04/17/23	160,000	160,852
World Omni Automobile Lease Securitization Trust 3.190% due 12/15/21	50,000	50,655

Total Asset-Backed Securities (Cost $3,318,612)		3,372,371

U.S. GOVERNMENT AGENCY ISSUES - 1.1%

Fannie Mae
1.375% due 10/07/21	1,000,000	994,492
1.875% due 12/28/20	500,000	500,622
2.125% due 04/24/26	815,000	838,898
2.625% due 09/06/24	960,000	1,006,377
5.625% due 07/15/37	100,000	148,684
7.125% due 01/15/30	525,000	780,672
Federal Farm Credit Banks 1.680% due 10/13/20	500,000	499,520
Federal Home Loan Bank
2.625% due 10/01/20	2,000,000	2,015,647
5.500% due 07/15/36	100,000	146,269
Freddie Mac
2.375% due 02/16/21	1,000,000	1,008,194
2.375% due 01/13/22	1,000,000	1,015,898
6.250% due 07/15/32	225,000	332,590
Tennessee Valley Authority
3.500% due 12/15/42	100,000	116,358
3.875% due 02/15/21	65,000	66,837
5.250% due 09/15/39	25,000	35,457
5.375% due 04/01/56	50,000	80,209
6.750% due 11/01/25	150,000	192,751
7.125% due 05/01/30	50,000	73,982

Total U.S. Government Agency Issues (Cost $9,442,064)		9,853,457

U.S. TREASURY OBLIGATIONS - 39.5%

U.S. Treasury Bonds - 8.0%

2.250% due 08/15/46	2,150,000	2,206,983
2.250% due 08/15/49	1,500,000	1,544,561
2.500% due 02/15/45	2,800,000	3,016,070
2.500% due 02/15/46	3,100,000	3,340,916
2.500% due 05/15/46	4,000,000	4,312,266
2.750% due 08/15/42	2,450,000	2,753,953
2.750% due 11/15/42	1,850,000	2,078,034
2.750% due 11/15/47	2,500,000	2,834,473
2.875% due 08/15/45	1,000,000	1,153,438
2.875% due 05/15/49	1,275,000	1,488,562
3.000% due 05/15/42	1,075,000	1,258,296
3.000% due 11/15/45	1,900,000	2,243,225
3.000% due 02/15/47	500,000	593,301
3.000% due 05/15/47	1,700,000	2,016,393
3.000% due 02/15/48	2,000,000	2,377,070
3.000% due 08/15/48	1,500,000	1,785,586
3.000% due 02/15/49	2,000,000	2,387,031
3.125% due 11/15/41	975,000	1,163,106
3.125% due 02/15/43	2,625,000	3,133,696
3.125% due 08/15/44	5,600,000	6,716,281
3.125% due 05/15/48	2,700,000	3,285,035

	Principal Amount	Value
3.625% due 08/15/43	$1,525,000	$1,968,650
3.625% due 02/15/44	500,000	646,982
3.750% due 08/15/41	1,300,000	1,695,814
3.750% due 11/15/43	1,000,000	1,316,602
4.250% due 11/15/40	750,000	1,041,856
4.375% due 05/15/40	1,025,000	1,443,008
4.375% due 05/15/41	775,000	1,096,489
4.500% due 02/15/36	1,750,000	2,413,975
4.500% due 05/15/38	500,000	705,381
4.500% due 08/15/39	700,000	996,488
5.375% due 02/15/31	1,100,000	1,517,205
6.250% due 05/15/30	2,550,000	3,679,869

		70,210,595

U.S. Treasury Notes - 31.5%

1.125% due 02/28/21	5,400,000	5,353,066
1.125% due 06/30/21	1,500,000	1,485,352
1.125% due 07/31/21	4,100,000	4,059,961
1.125% due 08/31/21	2,300,000	2,277,045
1.250% due 03/31/21	2,000,000	1,985,977
1.250% due 08/31/24	4,000,000	3,945,000
1.375% due 06/30/23	4,300,000	4,269,514
1.500% due 08/31/21	1,500,000	1,495,693
1.500% due 03/31/23	1,500,000	1,496,924
1.500% due 08/15/26	3,200,000	3,174,626
1.625% due 10/15/20	5,300,000	5,290,270
1.625% due 11/30/20	4,500,000	4,491,035
1.625% due 08/15/22	2,025,000	2,028,125
1.625% due 11/15/22	4,975,000	4,983,259
1.625% due 05/31/23	1,000,000	1,002,227
1.625% due 10/31/23	3,000,000	3,007,441
1.625% due 02/15/26	4,900,000	4,902,967
1.625% due 05/15/26	1,300,000	1,300,889
1.750% due 10/31/20	5,100,000	5,097,111
1.750% due 11/15/20	1,850,000	1,848,880
1.750% due 07/31/21	2,500,000	2,503,711
1.750% due 11/30/21	500,000	501,201
1.750% due 05/15/22	1,250,000	1,255,396
1.750% due 06/30/22	2,000,000	2,009,375
1.750% due 05/15/23	4,750,000	4,779,224
1.750% due 06/30/24	3,000,000	3,026,191
1.750% due 07/31/24	4,000,000	4,036,562
1.875% due 12/15/20	1,000,000	1,001,016
1.875% due 01/31/22	500,000	502,842
1.875% due 02/28/22	6,000,000	6,036,211
1.875% due 04/30/22	2,000,000	2,013,867
1.875% due 07/31/22	3,500,000	3,527,070
1.875% due 09/30/22	2,500,000	2,522,705
1.875% due 08/31/24	3,000,000	3,045,059
2.000% due 08/31/21	3,000,000	3,018,984
2.000% due 11/15/21	2,000,000	2,015,469
2.000% due 12/31/21	500,000	504,150
2.000% due 02/15/22	1,100,000	1,110,313
2.000% due 10/31/22	9,000,000	9,112,852
2.000% due 11/30/22	2,400,000	2,430,844
2.000% due 02/15/23	6,950,000	7,047,191
2.000% due 05/31/24	5,000,000	5,101,270
2.000% due 02/15/25	2,000,000	2,042,891
2.125% due 08/15/21	2,200,000	2,218,047
2.125% due 05/15/22	2,500,000	2,533,057
2.125% due 11/30/23	6,000,000	6,133,242
2.250% due 04/30/21	5,700,000	5,746,424
2.250% due 12/31/23	4,000,000	4,111,953
2.250% due 01/31/24	2,000,000	2,057,266
2.250% due 04/30/24	5,750,000	5,924,746
2.250% due 10/31/24	800,000	826,484
2.250% due 11/15/24	2,000,000	2,066,406
2.250% due 12/31/24	4,000,000	4,135,859
2.250% due 11/15/25	2,200,000	2,282,199
2.250% due 08/15/27	4,200,000	4,391,789

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
2.250% due 11/15/27	$2,300,000	$2,406,555
2.375% due 03/15/21	3,500,000	3,531,582
2.375% due 02/29/24	3,000,000	3,104,531
2.375% due 08/15/24	10,300,000	10,688,664
2.375% due 05/15/27	2,750,000	2,898,188
2.375% due 05/15/29	4,500,000	4,780,723
2.500% due 12/31/20	2,000,000	2,017,500
2.500% due 02/28/21	10,000,000	10,103,711
2.500% due 03/31/23	4,000,000	4,126,875
2.500% due 08/15/23	4,450,000	4,606,185
2.500% due 01/31/25	4,000,000	4,188,906
2.625% due 11/15/20	2,000,000	2,018,047
2.625% due 12/31/23	2,500,000	2,608,447
2.625% due 02/15/29	2,000,000	2,165,508
2.750% due 04/30/23	1,500,000	1,561,172
2.750% due 07/31/23	7,000,000	7,305,703
2.750% due 08/31/23	5,000,000	5,224,023
2.750% due 11/15/23	6,600,000	6,910,535
2.750% due 02/15/28	3,500,000	3,801,123
2.875% due 10/31/20	3,000,000	3,033,984
2.875% due 10/15/21	1,500,000	1,536,855
2.875% due 05/15/28	2,500,000	2,744,727
2.875% due 08/15/28	4,750,000	5,224,443
3.125% due 05/15/21	1,750,000	1,788,896
3.125% due 11/15/28	3,000,000	3,369,316

		276,813,427

Total U.S. Treasury Obligations (Cost $330,976,100)		347,024,022

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Canada Government (Canada) 2.000% due 11/15/22	250,000	253,015
Chile Government (Chile)
3.125% due 01/21/26	75,000	79,104
3.860% due 06/21/47	300,000	345,303
Colombia Government (Colombia)
4.375% due 07/12/21	300,000	311,028
4.500% due 01/28/26	250,000	273,469
5.000% due 06/15/45	300,000	352,578
Export Development Canada (Canada)
2.000% due 11/30/20	200,000	200,352
2.500% due 01/24/23	200,000	205,611
Export-Import Bank of Korea (South Korea)
2.750% due 01/25/22	200,000	202,462
3.625% due 11/27/23	200,000	212,391
5.000% due 04/11/22	200,000	213,678
Hungary Government (Hungary)
5.375% due 03/25/24	200,000	226,176
7.625% due 03/29/41	200,000	332,760
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	114,037
Indonesia Government (Indonesia) 2.950% due 01/11/23	300,000	304,461
Iraq Government AID 2.149% due 01/18/22	200,000	202,630
Israel Government (Israel) 4.125% due 01/17/48	300,000	353,157
Israel Government AID 5.500% due 04/26/24	25,000	29,193
Japan Bank for International Cooperation (Japan)
1.875% due 07/21/26	200,000	198,852
2.500% due 05/23/24	200,000	205,545
3.250% due 07/20/28	200,000	220,246
3.375% due 07/31/23	200,000	210,908
3.375% due 10/31/23	250,000	264,486
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	220,362

	Principal Amount	Value
Korea International (South Korea) 2.750% due 01/19/27	$200,000	$207,829
Mexico Government (Mexico)
3.625% due 03/15/22	296,000	305,916
4.000% due 10/02/23	150,000	158,441
4.150% due 03/28/27	200,000	212,202
4.500% due 01/31/50	200,000	211,028
4.600% due 01/23/46	250,000	266,972
4.600% due 02/10/48	200,000	214,252
4.750% due 03/08/44	264,000	286,440
6.750% due 09/27/34	225,000	303,469
Panama Government (Panama)
4.500% due 05/15/47	350,000	415,628
6.700% due 01/26/36	100,000	142,751
8.875% due 09/30/27	100,000	143,501
Peruvian Government (Peru)
4.125% due 08/25/27	150,000	167,852
8.750% due 11/21/33	200,000	330,752
Philippine Government (Philippines)
3.000% due 02/01/28	200,000	209,967
4.000% due 01/15/21	325,000	332,593
6.375% due 10/23/34	250,000	361,946
7.750% due 01/14/31	200,000	301,314
Province of Alberta Canada (Canada)
2.200% due 07/26/22	250,000	252,889
3.350% due 11/01/23	100,000	106,179
Province of British Columbia Canada (Canada)
2.000% due 10/23/22	100,000	100,849
2.650% due 09/22/21	100,000	101,717
Province of Manitoba Canada (Canada) 2.125% due 05/04/22	250,000	252,225
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	55,910
Province of Ontario Canada (Canada)
2.000% due 10/02/29 #	100,000	100,100
2.300% due 06/15/26	250,000	256,400
2.400% due 02/08/22	350,000	355,145
2.550% due 04/25/22	300,000	305,920
Province of Quebec Canada (Canada)
2.500% due 04/09/24	65,000	67,208
2.750% due 04/12/27	350,000	370,699
7.500% due 07/15/23	100,000	120,170
7.500% due 09/15/29	75,000	111,173
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	174,090
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	155,210
4.000% due 01/22/24	150,000	162,690
The Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	196,504
3.375% due 03/12/23	200,000	208,946
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	153,870
4.375% due 10/27/27	200,000	220,127
5.100% due 06/18/50	200,000	238,252

Total Foreign Government Bonds & Notes (Cost $13,244,566)		14,170,930

MUNICIPAL BONDS - 0.7%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	36,385
8.084% due 02/15/50	300,000	537,645
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	39,117
7.043% due 04/01/50	50,000	84,114
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	34,202

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Chicago O’Hare International Airport 4.472% due 01/01/49	$50,000	$63,327
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	140,536
City of Chicago IL ‘B’
7.375% due 01/01/33	35,000	41,771
7.750% due 01/01/42	42,000	54,052
City of Houston TX 3.961% due 03/01/47	50,000	58,148
City of New York NY 5.517% due 10/01/37	40,000	52,931
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	120,443
5.456% due 12/01/39	25,000	33,389
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	205,239
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	52,879
Los Angeles Unified School District CA
5.750% due 07/01/34	300,000	391,356
6.758% due 07/01/34	100,000	140,743
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	32,925
6.668% due 11/15/39	55,000	79,798
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	34,551
6.655% due 04/01/57	99,000	141,395
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	159,771
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	156,622
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	157,045
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	39,506
New York City Water & Sewer System
5.952% due 06/15/42	50,000	73,558
6.011% due 06/15/42	10,000	15,056
New York State Urban Development Corp 5.770% due 03/15/39	25,000	31,051
New York State Urban Development Corp ‘B’ 3.900% due 03/15/33	50,000	55,443
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	103,276
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	199,302
Port Authority of New York & New Jersey
4.031% due 09/01/48	50,000	58,894
4.229% due 10/15/57	30,000	36,057
4.458% due 10/01/62	100,000	127,405
5.647% due 11/01/40	150,000	206,754
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	15,047
Sales Tax Securitization Corp 4.787% due 01/01/48	50,000	62,456
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	74,861
South Carolina Public Service Authority ‘D’ 2.388% due 12/01/23	50,000	50,313
State of California
3.500% due 04/01/28	100,000	109,160
7.300% due 10/01/39	100,000	156,695
7.500% due 04/01/34	50,000	77,131

	Principal Amount	Value
7.600% due 11/01/40	$270,000	$457,361
7.625% due 03/01/40	40,000	65,711
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	25,162
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	59,041
State of Illinois
5.100% due 06/01/33	425,000	460,700
6.725% due 04/01/35	100,000	117,296
State of Texas 5.517% due 04/01/39	100,000	138,328
State of Utah ‘D’ 4.554% due 07/01/24	15,000	15,974
State of Wisconsin 3.154% due 05/01/27	250,000	266,225
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	30,787
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	389,727
University of California
3.063% due 07/01/25	50,000	52,531
4.767% due 05/15/15	75,000	96,913
4.858% due 05/15/12	100,000	131,508

Total Municipal Bonds (Cost $5,461,557)		6,647,613

	Shares
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio, 1.870%	10,586,390	10,586,390

Total Short-Term Investment (Cost $10,586,390)		10,586,390

TOTAL INVESTMENTS - 100.6% (Cost $846,484,854)		884,724,643

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(5,431,697)

NET ASSETS - 100.0%		$879,292,946

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$240,617,862	$-	$240,617,862	$-
	Mortgage-Backed Securities	252,451,998	-	252,451,998	-
	Asset-Backed Securities	3,372,371	-	3,372,371	-
	U.S. Government Agency Issues	9,853,457	-	9,853,457	-
	U.S. Treasury Obligations	347,024,022	-	347,024,022	-
	Foreign Government Bonds & Notes	14,170,930	-	14,170,930	-
	Municipal Bonds	6,647,613	-	6,647,613	-
	Short-Term Investment	10,586,390	10,586,390	-	-

	Total	$884,724,643	$10,586,390	$874,138,253	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.7%

Basic Materials - 5.3%

AK Steel Corp
6.375% due 10/15/25	$130,000	$111,475
7.000% due 03/15/27	125,000	107,656
7.500% due 07/15/23	100,000	101,000
7.625% due 10/01/21	100,000	99,000
Alcoa Nederland Holding BV
6.125% due 05/15/28 ~	300,000	320,220
6.750% due 09/30/24 ~	200,000	210,750
Aleris International Inc 10.750% due 07/15/23 ~	200,000	211,000
Allegheny Technologies Inc
5.950% due 01/15/21	100,000	102,688
7.875% due 08/15/23	200,000	217,704
Ashland LLC
4.750% due 08/15/22	300,000	315,375
6.875% due 05/15/43	128,000	147,520
Atotech Alpha 3 BV (United Kingdom) 6.250% due 02/01/25 ~	142,000	143,420
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	155,625
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	128,631
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	51,431
Big River Steel LLC 7.250% due 09/01/25 ~	210,000	222,075
Blue Cube Spinco LLC
9.750% due 10/15/23	65,000	71,013
10.000% due 10/15/25	85,000	95,569
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	91,575
CF Industries Inc
3.450% due 06/01/23	155,000	157,906
4.950% due 06/01/43	39,000	38,366
5.150% due 03/15/34	400,000	418,500
5.375% due 03/15/44	225,000	227,706
Clearwater Paper Corp
4.500% due 02/01/23	40,000	40,596
5.375% due 02/01/25 ~	50,000	48,125
Cleveland-Cliffs Inc
4.875% due 01/15/24 ~	100,000	102,000
5.750% due 03/01/25	100,000	98,500
5.875% due 06/01/27 ~	300,000	284,880
6.250% due 10/01/40	100,000	85,500
Coeur Mining Inc 5.875% due 06/01/24	50,000	50,250
Commercial Metals Co
4.875% due 05/15/23	100,000	104,250
5.375% due 07/15/27	100,000	101,500
5.750% due 04/15/26	100,000	103,250
Compass Minerals International Inc 4.875% due 07/15/24 ~	50,000	49,500
Consolidated Energy Finance SA (Switzerland) 6.500% due 05/15/26 ~	150,000	146,250
Constellium SE
5.750% due 05/15/24 ~	50,000	51,500
6.625% due 03/01/25 ~	500,000	522,500
Cornerstone Chemical Co 6.750% due 08/15/24 ~	150,000	139,269
CVR Partners LP 9.250% due 06/15/23 ~	100,000	104,625
Element Solutions Inc 5.875% due 12/01/25 ~	285,000	299,706

	Principal Amount	Value
Ferroglobe PLC 9.375% due 03/01/22 ~	$150,000	$115,529
FMG Resources Pty Ltd (Australia)
4.500% due 09/15/27 ~	136,000	133,484
4.750% due 05/15/22 ~	75,000	77,250
5.125% due 03/15/23 ~	415,000	429,006
5.125% due 05/15/24 ~	90,000	93,938
Freeport-McMoRan Inc
3.550% due 03/01/22	396,000	397,980
3.875% due 03/15/23	300,000	303,000
4.550% due 11/14/24	100,000	102,730
5.000% due 09/01/27	618,000	617,227
5.250% due 09/01/29	111,000	110,977
5.400% due 11/14/34	470,000	448,850
5.450% due 03/15/43	350,000	316,883
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	102,500
Hecla Mining Co 6.875% due 05/01/21	100,000	99,500
Hexion Inc 7.875% due 07/15/27 ~	150,000	148,875
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	200,000	207,250
7.625% due 01/15/25 ~	125,000	127,344
IAMGOLD Corp (Canada) 7.000% due 04/15/25 ~	150,000	157,875
INEOS Group Holdings SA (Luxembourg) 5.625% due 08/01/24 ~	200,000	206,976
Ingevity Corp 4.500% due 02/01/26 ~	100,000	99,500
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	132,188
Kaiser Aluminum Corp 5.875% due 05/15/24	100,000	104,361
Kissner Holdings LP (Canada) 8.375% due 12/01/22 ~	100,000	104,500
Kraton Polymers LLC 7.000% due 04/15/25 ~	100,000	104,750
Mercer International Inc (Germany)
5.500% due 01/15/26	150,000	144,937
7.375% due 01/15/25	200,000	208,820
Mineral Resources Ltd (Australia) 8.125% due 05/01/27 ~	213,000	219,773
Mountain Province Diamonds Inc (Canada) 8.000% due 12/15/22 ~	50,000	49,063
Neon Holdings Inc 10.125% due 04/01/26 ~	125,000	126,250
New Gold Inc (Canada)
6.250% due 11/15/22 ~	100,000	100,770
6.375% due 05/15/25 ~	200,000	187,670
Northwest Acquisitions ULC 7.125% due 11/01/22 ~	186,000	110,205
Novelis Corp
5.875% due 09/30/26 ~	675,000	709,594
6.250% due 08/15/24 ~	205,000	214,737
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	148,875
OCI NV (Netherlands) 6.625% due 04/15/23 ~	200,000	209,940
Olin Corp
5.000% due 02/01/30	50,000	50,268
5.125% due 09/15/27	410,000	421,275
5.500% due 08/15/22	100,000	106,000
5.625% due 08/01/29	139,000	144,949
PolyOne Corp 5.250% due 03/15/23	91,000	98,621
PQ Corp
5.750% due 12/15/25 ~	100,000	103,500
6.750% due 11/15/22 ~	50,000	51,938
Rain CII Carbon LLC 7.250% due 04/01/25 ~	100,000	96,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Rayonier AM Products Inc 5.500% due 06/01/24 ~	$81,000	$59,586
Resolute Forest Products Inc 5.875% due 05/15/23	200,000	201,000
Schweitzer-Mauduit International Inc 6.875% due 10/01/26 ~	75,000	79,500
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	81,800
Starfruit Finco BV (Netherlands) 8.000% due 10/01/26 ~	150,000	150,375
Steel Dynamics Inc
5.000% due 12/15/26	100,000	105,000
5.125% due 10/01/21	210,000	211,010
5.500% due 10/01/24	360,000	370,368
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	119,750
Taseko Mines Ltd (Canada) 8.750% due 06/15/22 ~	25,000	23,000
The Chemours Co
5.375% due 05/15/27	94,000	81,548
6.625% due 05/15/23	180,000	178,425
7.000% due 05/15/25	380,000	360,696
TPC Group Inc 10.500% due 08/01/24 ~	273,000	285,967
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	175,000	170,406
Tronox Finance PLC 5.750% due 10/01/25 ~	250,000	237,687
Tronox Inc 6.500% due 04/15/26 ~	150,000	143,625
United States Steel Corp
6.250% due 03/15/26	440,000	371,250
6.875% due 08/15/25	71,000	64,433
Valvoline Inc
4.375% due 08/15/25	150,000	153,375
5.500% due 07/15/24	100,000	104,500
Venator Finance SARL 5.750% due 07/15/25 ~	100,000	84,750
Versum Materials Inc 5.500% due 09/30/24 ~	135,000	144,112
WR Grace & Co-Conn
5.125% due 10/01/21 ~	250,000	260,962
5.625% due 10/01/24 ~	100,000	108,250

		18,475,439

Communications - 21.2%

Acosta Inc 7.750% due 10/01/22 ~	80,000	4,000
Altice Financing SA (Luxembourg)
6.625% due 02/15/23 ~	700,000	720,125
7.500% due 05/15/26 ~	500,000	532,495
Altice Finco SA (Luxembourg)
7.625% due 02/15/25 ~	200,000	208,250
8.125% due 01/15/24 ~	200,000	207,500
Altice France SA (France)
5.500% due 01/15/28 ~	200,000	202,750
6.250% due 05/15/24 ~	204,000	211,293
7.375% due 05/01/26 ~	1,767,000	1,901,221
8.125% due 02/01/27 ~	200,000	221,250
Altice Luxembourg SA (Luxembourg)
7.625% due 02/15/25 ~	450,000	470,812
7.750% due 05/15/22 ~	219,000	224,201
10.500% due 05/15/27 ~	405,000	457,447
AMC Networks Inc
4.750% due 12/15/22	118,000	119,954
4.750% due 08/01/25	150,000	155,250
5.000% due 04/01/24	400,000	413,000
Block Communications Inc 6.875% due 02/15/25 ~	50,000	52,375

	Principal Amount	Value
C&W Senior Financing DAC (Ireland)
6.875% due 09/15/27 ~	$325,000	$338,000
7.500% due 10/15/26 ~	200,000	211,500
Cablevision Systems Corp 5.875% due 09/15/22	200,000	216,000
CCO Holdings LLC
4.000% due 03/01/23 ~	143,000	145,681
4.750% due 03/01/30 # ~	269,000	273,371
5.000% due 02/01/28 ~	766,000	793,767
5.125% due 02/15/23	125,000	127,344
5.125% due 05/01/23 ~	175,000	179,767
5.125% due 05/01/27 ~	975,000	1,020,094
5.250% due 09/30/22	200,000	202,670
5.375% due 05/01/25 ~	100,000	104,000
5.375% due 06/01/29 ~	289,000	308,508
5.500% due 05/01/26 ~	450,000	472,455
5.750% due 09/01/23	135,000	138,038
5.750% due 01/15/24	350,000	358,750
5.750% due 02/15/26 ~	1,165,000	1,231,987
5.875% due 04/01/24 ~	742,000	776,102
5.875% due 05/01/27 ~	100,000	106,000
Cengage Learning Inc 9.500% due 06/15/24 ~	211,000	194,120
CenturyLink Inc
5.625% due 04/01/25	100,000	104,000
5.800% due 03/15/22	225,000	238,219
6.450% due 06/15/21	500,000	526,250
7.500% due 04/01/24	950,000	1,064,807
7.600% due 09/15/39	100,000	98,000
7.650% due 03/15/42	100,000	97,750
Cincinnati Bell Inc 7.000% due 07/15/24 ~	250,000	232,500
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	365,000	381,188
9.250% due 02/15/24 ~	553,000	608,941
Cogent Communications Group Inc 5.625% due 04/15/21 ~	100,000	101,125
CommScope Inc
5.500% due 03/01/24 ~	395,000	408,331
5.500% due 06/15/24 ~	110,000	103,915
6.000% due 03/01/26 ~	230,000	239,154
8.250% due 03/01/27 ~	790,000	771,978
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	124,500
6.000% due 06/15/25 ~	257,000	233,228
Connect Finco SARL (United Kingdom) 6.750% due 10/01/26 # ~	627,000	639,540
Consolidated Communications Inc 6.500% due 10/01/22	100,000	93,000
CSC Holdings LLC
5.125% due 12/15/21 ~	400,000	400,580
5.250% due 06/01/24	800,000	862,000
5.375% due 07/15/23 ~	400,000	411,500
5.375% due 02/01/28 ~	200,000	211,250
5.500% due 05/15/26 ~	1,200,000	1,265,880
5.500% due 04/15/27 ~	200,000	211,978
5.750% due 01/15/30 ~	541,000	566,086
6.500% due 02/01/29 ~	300,000	334,005
6.750% due 11/15/21	100,000	108,000
7.500% due 04/01/28 ~	400,000	452,460
Cumulus Media New Holdings Inc 6.750% due 07/01/26 ~	55,000	57,819
Diamond Sports Group LLC
5.375% due 08/15/26 ~	847,000	880,880
6.625% due 08/15/27 ~	520,000	540,046
DISH DBS Corp
5.000% due 03/15/23	1,500,000	1,521,075
5.875% due 07/15/22	300,000	313,125
5.875% due 11/15/24	365,000	363,175
6.750% due 06/01/21	200,000	210,960
7.750% due 07/01/26	318,000	324,837

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	$250,000	$269,625
EIG Investors Corp 10.875% due 02/01/24	100,000	104,500
Embarq Corp 7.995% due 06/01/36	400,000	397,376
Entercom Media Corp
6.500% due 05/01/27 ~	150,000	157,125
7.250% due 11/01/24 ~	100,000	104,000
Frontier Communications Corp
6.875% due 01/15/25	130,000	58,175
7.125% due 01/15/23	1,535,000	686,912
7.625% due 04/15/24	150,000	66,000
8.000% due 04/01/27 ~	428,000	452,477
8.500% due 04/01/26 ~	580,000	581,392
8.750% due 04/15/22	200,000	90,000
9.000% due 08/15/31	200,000	89,420
10.500% due 09/15/22	235,000	108,834
11.000% due 09/15/25	580,000	264,988
GCI LLC 6.625% due 06/15/24 ~	100,000	108,125
Getty Images Inc 9.750% due 03/01/27 ~	100,000	101,225
Go Daddy Operating Co LLC 5.250% due 12/01/27 ~	197,000	207,835
Gogo Intermediate Holdings LLC 9.875% due 05/01/24 ~	311,000	333,548
Gray Television Inc
5.125% due 10/15/24 ~	130,000	135,038
5.875% due 07/15/26 ~	75,000	78,188
7.000% due 05/15/27 ~	340,000	374,833
Grubhub Holdings Inc 5.500% due 07/01/27 ~	59,000	60,328
GTH Finance BV (Netherlands) 7.250% due 04/26/23 ~	200,000	223,540
GTT Communications Inc 7.875% due 12/31/24 ~	200,000	114,000
HC2 Holdings Inc 11.500% due 12/01/21 ~	100,000	88,500
Hughes Satellite Systems Corp
5.250% due 08/01/26	275,000	295,281
6.625% due 08/01/26	165,000	179,513
7.625% due 06/15/21	295,000	318,600
iHeartCommunications Inc
5.250% due 08/15/27 ~	291,000	303,368
6.375% due 05/01/26	200,000	217,000
8.375% due 05/01/27	400,000	434,000
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	440,000	447,564
Intelsat Connect Finance SA (Luxembourg) 9.500% due 02/15/23 ~	165,000	153,399
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	205,000	192,270
8.000% due 02/15/24 ~	550,000	572,687
8.500% due 10/15/24 ~	550,000	555,329
9.500% due 09/30/22 ~	50,000	58,250
9.750% due 07/15/25 ~	1,046,000	1,097,777
Intelsat Luxembourg SA (Luxembourg) 8.125% due 06/01/23	475,000	397,665
Iridium Communications Inc 10.250% due 04/15/23 ~	100,000	108,000
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	216,804
Lamar Media Corp
5.000% due 05/01/23	200,000	204,750
5.375% due 01/15/24	45,000	46,406
5.750% due 02/01/26	330,000	350,130
Lee Enterprises Inc 9.500% due 03/15/22 ~	100,000	100,500
Level 3 Financing Inc
4.625% due 09/15/27 ~	400,000	404,620

	Principal Amount	Value
5.125% due 05/01/23	$150,000	$152,115
5.250% due 03/15/26	100,000	104,235
5.375% due 08/15/22	185,000	186,156
5.375% due 01/15/24	850,000	868,997
5.375% due 05/01/25	80,000	83,100
5.625% due 02/01/23	75,000	76,125
6.125% due 01/15/21	19,000	19,086
Level 3 Parent LLC 5.750% due 12/01/22	200,000	201,300
Liberty Interactive LLC 8.250% due 02/01/30	300,000	315,750
Match Group Inc
5.000% due 12/15/27 ~	100,000	104,250
5.625% due 02/15/29 ~	100,000	107,625
McGraw-Hill Global Education Holdings LLC 7.875% due 05/15/24 ~	100,000	87,000
MDC Partners Inc 6.500% due 05/01/24 ~	250,000	229,063
Meredith Corp 6.875% due 02/01/26	375,000	382,969
Midcontinent Communications 5.375% due 08/15/27 ~	100,000	105,500
National CineMedia LLC 6.000% due 04/15/22	300,000	303,750
Netflix Inc
4.375% due 11/15/26	1,105,000	1,122,183
4.875% due 04/15/28	200,000	203,990
5.375% due 02/01/21	100,000	103,350
5.375% due 11/15/29 ~	71,000	74,018
5.500% due 02/15/22	350,000	371,000
5.875% due 02/15/25	225,000	247,644
5.875% due 11/15/28	280,000	304,864
6.375% due 05/15/29 ~	80,000	88,400
Nexstar Broadcasting Inc
5.625% due 08/01/24 ~	359,000	374,563
5.875% due 11/15/22	100,000	102,500
Nexstar Escrow Inc 5.625% due 07/15/27 ~	310,000	325,500
Nokia OYJ (Finland)
3.375% due 06/12/22	120,000	122,100
4.375% due 06/12/27	320,000	335,200
6.625% due 05/15/39	50,000	59,125
Outfront Media Capital LLC
5.000% due 08/15/27 ~	115,000	121,038
5.625% due 02/15/24	375,000	387,187
5.875% due 03/15/25	100,000	103,500
Plantronics Inc 5.500% due 05/31/23 ~	126,000	126,630
Qualitytech LP 4.750% due 11/15/25 ~	60,000	62,100
Quebecor Media Inc (Canada) 5.750% due 01/15/23	300,000	327,750
Qwest Corp
6.875% due 09/15/33	300,000	300,481
7.250% due 09/15/25	85,000	96,159
Radiate Holdco LLC 6.625% due 02/15/25 ~	125,000	126,513
Salem Media Group Inc 6.750% due 06/01/24 ~	50,000	43,500
Scripps Escrow Inc 5.875% due 07/15/27 ~	150,000	152,625
Sinclair Television Group Inc
5.625% due 08/01/24 ~	295,000	304,219
5.875% due 03/15/26 ~	150,000	157,500
Sirius XM Radio Inc
3.875% due 08/01/22 ~	241,000	246,121
4.625% due 05/15/23 ~	80,000	81,928
4.625% due 07/15/24 ~	120,000	124,720
5.000% due 08/01/27 ~	160,000	165,632
5.375% due 04/15/25 ~	800,000	832,000
5.375% due 07/15/26 ~	371,000	390,889
5.500% due 07/01/29 ~	360,000	385,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Sprint Capital Corp
6.875% due 11/15/28	$800,000	$874,160
8.750% due 03/15/32	600,000	741,570
Sprint Communications Inc
6.000% due 11/15/22	400,000	426,000
11.500% due 11/15/21	200,000	233,250
Sprint Corp
7.125% due 06/15/24	1,700,000	1,836,510
7.250% due 09/15/21	850,000	909,160
7.625% due 02/15/25	250,000	275,625
7.625% due 03/01/26	300,000	331,875
7.875% due 09/15/23	305,000	335,006
Symantec Corp 5.000% due 04/15/25 ~	590,000	596,957
T-Mobile USA Inc
4.000% due 04/15/22	100,000	102,750
4.500% due 02/01/26	845,000	872,927
4.750% due 02/01/28	495,000	519,874
5.125% due 04/15/25	30,000	31,163
6.000% due 03/01/23	365,000	372,734
6.000% due 04/15/24	700,000	728,000
6.375% due 03/01/25	325,000	337,499
6.500% due 01/15/26	280,000	301,753
TEGNA Inc
4.875% due 09/15/21 ~	200,000	200,750
5.000% due 09/15/29 ~	254,000	257,175
5.125% due 07/15/20	88,000	88,198
5.500% due 09/15/24 ~	300,000	310,500
6.375% due 10/15/23	100,000	103,375
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	214,000
6.375% due 11/15/33	700,000	773,500
7.200% due 07/18/36	350,000	409,503
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	270,550
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	300,000	309,705
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	210,500
Telesat Canada (Canada)
6.500% due 10/15/27 # ~	134,000	136,680
8.875% due 11/15/24 ~	85,000	91,273
The EW Scripps Co 5.125% due 05/15/25 ~	100,000	100,500
The McClatchy Co 9.000% due 07/15/26	70,000	66,325
Townsquare Media Inc 6.500% due 04/01/23 ~	45,000	45,056
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	95,750
Uber Technologies Inc
7.500% due 11/01/23 ~	150,000	151,500
7.500% due 09/15/27 ~	132,000	132,000
8.000% due 11/01/26 ~	450,000	456,750
United States Cellular Corp 6.700% due 12/15/33	100,000	108,628
Univision Communications Inc
5.125% due 05/15/23 ~	250,000	250,625
5.125% due 02/15/25 ~	499,000	487,772
6.750% due 09/15/22 ~	29,000	29,544
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	208,000
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	206,500
Urban One Inc 7.375% due 04/15/22 ~	100,000	98,000
VEON Holdings BV (Netherlands) 3.950% due 06/16/21 ~	200,000	202,712

	Principal Amount	Value
VeriSign Inc
4.625% due 05/01/23	$75,000	$76,425
4.750% due 07/15/27	95,000	99,869
5.250% due 04/01/25	400,000	438,220
Viacom Inc
5.875% due 02/28/57	120,000	124,800
6.250% due 02/28/57	292,000	315,324
ViaSat Inc
5.625% due 04/15/27 ~	220,000	231,550
5.625% due 09/15/25 ~	148,000	149,850
Videotron Ltd (Canada)
5.000% due 07/15/22	200,000	211,250
5.125% due 04/15/27 ~	200,000	212,000
5.375% due 06/15/24 ~	100,000	109,690
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	258,438
Virgin Media Secured Finance PLC (United Kingdom)
5.250% due 01/15/26 ~	500,000	515,625
5.500% due 08/15/26 ~	100,000	105,155
5.500% due 05/15/29 ~	400,000	418,000
Vodafone Group PLC (United Kingdom) 7.000% due 04/04/79	600,000	690,450
West Corp 8.500% due 10/15/25 ~	371,000	300,046
Zayo Group LLC
5.750% due 01/15/27 ~	295,000	302,316
6.000% due 04/01/23	190,000	195,938
6.375% due 05/15/25	700,000	723,485
Ziggo Bond Co BV (Netherlands) 6.000% due 01/15/27 ~	200,000	209,750
Ziggo BV (Netherlands) 5.500% due 01/15/27 ~	750,000	785,625

		74,325,196

Consumer, Cyclical - 15.6%

24 Hour Fitness Worldwide Inc 8.000% due 06/01/22 ~	70,000	58,538
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	163,500
Adient US LLC 7.000% due 05/15/26 ~	287,000	300,632
Air Canada (Canada) 7.750% due 04/15/21 ~	150,000	161,437
Allison Transmission Inc
4.750% due 10/01/27 ~	250,000	258,750
5.000% due 10/01/24 ~	170,000	174,037
5.875% due 06/01/29 ~	46,000	50,025
AMC Entertainment Holdings Inc
5.750% due 06/15/25	300,000	287,070
5.875% due 11/15/26	215,000	196,385
American Airlines Group Inc 5.000% due 06/01/22 ~	264,000	274,454
American Axle & Manufacturing Inc
6.250% due 04/01/25	400,000	388,500
6.250% due 03/15/26	75,000	72,000
6.500% due 04/01/27	65,000	62,075
6.625% due 10/15/22	114,000	115,710
American Builders & Contractors Supply Co Inc
5.750% due 12/15/23 ~	175,000	180,687
5.875% due 05/15/26 ~	80,000	84,100
Anixter Inc
5.125% due 10/01/21	50,000	52,250
5.500% due 03/01/23	100,000	108,500
6.000% due 12/01/25	50,000	55,375
Aramark Services Inc
5.000% due 04/01/25 ~	100,000	103,500
5.000% due 02/01/28 ~	600,000	624,000
5.125% due 01/15/24	115,000	119,025
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	125,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Asbury Automotive Group Inc 6.000% due 12/15/24	$250,000	$260,000
Ashton Woods USA LLC 6.750% due 08/01/25 ~	100,000	100,250
BCD Acquisition Inc 9.625% due 09/15/23 ~	180,000	184,500
Beacon Roofing Supply Inc
4.500% due 11/15/26 # ~	150,000	151,313
4.875% due 11/01/25 ~	527,000	519,095
Beazer Homes USA Inc
6.750% due 03/15/25	250,000	255,937
7.250% due 10/15/29 ~	100,000	101,875
Bed Bath & Beyond Inc
4.915% due 08/01/34	250,000	184,284
5.165% due 08/01/44	200,000	136,838
Boyd Gaming Corp
6.000% due 08/15/26	165,000	174,678
6.375% due 04/01/26	400,000	425,500
6.875% due 05/15/23	112,000	116,620
Brinker International Inc 3.875% due 05/15/23	100,000	101,500
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	300,000	305,431
6.250% due 09/15/27 ~	63,000	63,473
6.375% due 05/15/25 ~	50,000	51,250
6.500% due 12/15/20 ~	90,000	90,140
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	524,000	537,048
Caleres Inc 6.250% due 08/15/23	59,000	61,065
Carlson Travel Inc 6.750% due 12/15/23 ~	129,000	132,225
Carvana Co 8.875% due 10/01/23 ~	284,000	293,855
CCM Merger Inc 6.000% due 03/15/22 ~	135,000	138,713
Cedar Fair LP
5.250% due 07/15/29 ~	55,000	59,056
5.375% due 06/01/24	100,000	103,125
5.375% due 04/15/27	80,000	86,024
Century Communities Inc
5.875% due 07/15/25	150,000	155,378
6.750% due 06/01/27 ~	148,000	159,322
Churchill Downs Inc
4.750% due 01/15/28 ~	81,000	83,430
5.500% due 04/01/27 ~	230,000	243,800
Cinemark USA Inc
4.875% due 06/01/23	425,000	432,437
5.125% due 12/15/22	15,000	15,244
Cirsa Finance International SARL (Spain) 7.875% due 12/20/23 ~	200,000	212,900
Conn’s Inc 7.250% due 07/15/22	150,000	152,250
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	84,250
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	100,000	101,125
Core & Main LP 6.125% due 08/15/25 ~	110,000	110,275
Cumberland Farms Inc 6.750% due 05/01/25 ~	50,000	53,675
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	300,000	307,755
Dana Inc 5.500% due 12/15/24	200,000	204,500
Delphi Technologies PLC 5.000% due 10/01/25 ~	205,000	182,450
Diamond Resorts International Inc
7.750% due 09/01/23 ~	155,000	160,231
10.750% due 09/01/24 ~	125,000	129,375

	Principal Amount	Value
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	$100,000	$107,000
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	101,813
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	200,000	196,000
Eldorado Resorts Inc
6.000% due 09/15/26	45,000	49,500
6.000% due 04/01/25	490,000	518,175
Ferrellgas LP
6.500% due 05/01/21	100,000	85,500
6.750% due 06/15/23	350,000	296,625
Fiat Chrysler Automobiles NV (United Kingdom) 5.250% due 04/15/23	450,000	481,635
Forestar Group Inc 8.000% due 04/15/24 ~	145,000	157,325
GameStop Corp 6.750% due 03/15/21 ~	100,000	98,250
Golden Entertainment Inc 7.625% due 04/15/26 ~	150,000	157,125
Golden Nugget Inc
6.750% due 10/15/24 ~	460,000	472,650
8.750% due 10/01/25 ~	110,000	114,950
Group 1 Automotive Inc 5.000% due 06/01/22	165,000	166,856
Guitar Center Inc 9.500% due 10/15/21 ~	175,000	167,125
H&E Equipment Services Inc 5.625% due 09/01/25	343,000	354,370
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	170,460
4.875% due 05/15/26 ~	380,000	403,370
HD Supply Inc 5.375% due 10/15/26 ~	225,000	239,344
Hilton Domestic Operating Co Inc
4.250% due 09/01/24	155,000	158,294
4.875% due 01/15/30 ~	125,000	132,294
5.125% due 05/01/26	665,000	699,912
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	100,000	106,750
Hilton Worldwide Finance LLC
4.625% due 04/01/25	320,000	330,400
4.875% due 04/01/27	115,000	122,009
IAA Inc 5.500% due 06/15/27 ~	159,000	168,142
IHO Verwaltungs GmbH (Germany)
4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	197,000
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	202,500
International Game Technology PLC
6.250% due 02/15/22 ~	400,000	424,107
6.500% due 02/15/25 ~	600,000	669,042
IRB Holding Corp 6.750% due 02/15/26 ~	100,000	100,750
Jack Ohio Finance LLC
6.750% due 11/15/21 ~	190,000	194,512
10.250% due 11/15/22 ~	100,000	106,125
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	50,000	53,500
Jaguar Land Rover Automotive PLC (United Kingdom) 4.500% due 10/01/27 ~	325,000	257,562
JC Penney Corp Inc
5.650% due 06/01/20	2,000	1,895
5.875% due 07/01/23 ~	180,000	155,700
6.375% due 10/15/36	51,000	16,830
7.400% due 04/01/37	63,000	21,735
8.125% due 10/01/19	6,000	6,000
8.625% due 03/15/25 ~	270,000	170,122

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
K Hovnanian Enterprises Inc
10.000% due 07/15/22 ~	$100,000	$83,750
10.500% due 07/15/24 ~	100,000	76,500
KAR Auction Services Inc 5.125% due 06/01/25 ~	330,000	343,200
KB Home
6.875% due 06/15/27	75,000	84,563
7.000% due 12/15/21	100,000	108,105
7.500% due 09/15/22	100,000	112,750
7.625% due 05/15/23	215,000	244,562
KFC Holding Co
4.750% due 06/01/27 ~	100,000	104,375
5.000% due 06/01/24 ~	563,000	585,520
5.250% due 06/01/26 ~	142,000	150,662
KGA Escrow LLC 7.500% due 08/15/23 ~	100,000	105,125
L Brands Inc
5.250% due 02/01/28	270,000	251,883
5.625% due 02/15/22	403,000	426,172
5.625% due 10/15/23	100,000	105,750
6.694% due 01/15/27	195,000	192,562
6.750% due 07/01/36	90,000	76,802
6.875% due 11/01/35	150,000	131,025
6.950% due 03/01/33	125,000	100,000
7.500% due 06/15/29	175,000	174,562
7.600% due 07/15/37	100,000	84,000
Lennar Corp
2.950% due 11/29/20	100,000	100,120
4.125% due 01/15/22	260,000	267,150
4.500% due 04/30/24	615,000	649,440
4.750% due 04/01/21	90,000	92,138
4.750% due 11/15/22	100,000	105,625
4.750% due 05/30/25	100,000	107,250
4.750% due 11/29/27	118,000	127,145
4.875% due 12/15/23	50,000	53,313
5.000% due 06/15/27	100,000	107,375
5.375% due 10/01/22	38,000	40,708
5.875% due 11/15/24	100,000	111,125
6.250% due 12/15/21	100,000	106,125
8.375% due 01/15/21	100,000	107,625
Levi Strauss & Co 5.000% due 05/01/25	140,000	146,098
LGI Homes Inc 6.875% due 07/15/26 ~	75,000	78,375
Lions Gate Capital Holdings LLC
5.875% due 11/01/24 ~	190,000	196,175
6.375% due 02/01/24 ~	160,000	169,581
Live Nation Entertainment Inc
4.875% due 11/01/24 ~	115,000	119,432
5.375% due 06/15/22 ~	225,000	228,375
5.625% due 03/15/26 ~	100,000	106,625
LKQ Corp 4.750% due 05/15/23	100,000	101,750
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	102,750
M/I Homes Inc 6.750% due 01/15/21	100,000	101,250
Marriott Ownership Resorts Inc
4.750% due 01/15/28 # ~	150,000	151,875
6.500% due 09/15/26	245,000	265,212
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	250,000	263,750
Mattel Inc
3.150% due 03/15/23	500,000	475,000
6.200% due 10/01/40	134,000	112,560
6.750% due 12/31/25 ~	397,000	415,238
MDC Holdings Inc 5.500% due 01/15/24	100,000	109,750
Melco Resorts Finance Ltd (Hong Kong) 5.625% due 07/17/27 ~	200,000	208,044

	Principal Amount	Value
Meritage Homes Corp
5.125% due 06/06/27	$200,000	$211,500
6.000% due 06/01/25	200,000	222,000
Meritor Inc 6.250% due 02/15/24	100,000	103,125
MGM China Holdings Ltd (Macau)
5.375% due 05/15/24 ~	200,000	208,000
5.875% due 05/15/26 ~	200,000	210,000
MGM Resorts International
4.625% due 09/01/26	150,000	157,145
5.500% due 04/15/27	359,000	394,308
5.750% due 06/15/25	250,000	276,562
6.000% due 03/15/23	500,000	552,100
6.625% due 12/15/21	219,000	238,053
7.750% due 03/15/22	200,000	224,252
Michaels Stores Inc 8.000% due 07/15/27 ~	155,000	155,775
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	149,188
Murphy Oil USA Inc
4.750% due 09/15/29	99,000	101,475
5.625% due 05/01/27	100,000	106,000
Navistar International Corp 6.625% due 11/01/25 ~	476,000	485,520
NCL Corp Ltd 4.750% due 12/15/21 ~	73,000	74,530
Neiman Marcus Group Ltd LLC 8.000% due 10/25/24 ~	325,000	96,688
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	98,000	98,868
4.250% due 05/15/24 ~	515,000	531,073
4.625% due 01/15/22 ~	256,000	256,666
5.000% due 10/15/25 ~	804,000	832,542
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	311,000	328,105
8.500% due 05/15/27 ~	562,000	570,430
Party City Holdings Inc 6.625% due 08/01/26 ~	285,000	282,862
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	103,500
Penske Automotive Group Inc
5.500% due 05/15/26	315,000	330,624
5.750% due 10/01/22	100,000	101,588
Performance Food Group Inc
5.500% due 06/01/24 ~	50,000	51,250
5.500% due 10/15/27 ~	145,000	152,975
PetSmart Inc
5.875% due 06/01/25 ~	318,000	318,000
7.125% due 03/15/23 ~	617,000	583,065
8.875% due 06/01/25 ~	75,000	71,438
PriSo Acquisition Corp 9.000% due 05/15/23 ~	50,000	47,188
PulteGroup Inc
4.250% due 03/01/21	114,000	116,708
5.000% due 01/15/27	380,000	412,300
5.500% due 03/01/26	100,000	109,625
6.000% due 02/15/35	100,000	107,000
6.375% due 05/15/33	100,000	111,160
Resideo Funding Inc 6.125% due 11/01/26 ~	90,000	95,175
Rite Aid Corp
6.125% due 04/01/23 ~	490,000	390,579
7.700% due 02/15/27	50,000	26,500
Sabre GLBL Inc
5.250% due 11/15/23 ~	280,000	289,100
5.375% due 04/15/23 ~	47,000	48,175
Sally Holdings LLC 5.625% due 12/01/25	265,000	270,300
Scientific Games International Inc
5.000% due 10/15/25 ~	305,000	315,461
8.250% due 03/15/26 ~	600,000	640,500
10.000% due 12/01/22	164,000	171,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Shea Homes LP
5.875% due 04/01/23 ~	$100,000	$102,750
6.125% due 04/01/25 ~	50,000	51,500
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	400,000	415,000
5.500% due 04/15/27 ~	100,000	106,873
Sonic Automotive Inc 5.000% due 05/15/23	100,000	101,750
SRS Distribution Inc 8.250% due 07/01/26 ~	100,000	102,250
Staples Inc
7.500% due 04/15/26 ~	600,000	619,680
10.750% due 04/15/27 ~	297,000	305,910
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	423,000	451,552
Station Casinos LLC 5.000% due 10/01/25 ~	134,000	136,318
Studio City Finance Ltd (Macau) 7.250% due 02/11/24 ~	200,000	211,000
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	51,250
5.875% due 03/01/27	300,000	308,106
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	100,000	98,500
Taylor Morrison Communities Inc
5.625% due 03/01/24 ~	100,000	107,500
5.750% due 01/15/28 ~	200,000	217,500
5.875% due 06/15/27 ~	144,000	158,760
Tempur Sealy International Inc
5.500% due 06/15/26	214,000	223,897
5.625% due 10/15/23	100,000	103,125
Tenneco Inc
5.000% due 07/15/26	180,000	148,500
5.375% due 12/15/24	25,000	21,875
Tesla Inc 5.300% due 08/15/25 ~	544,000	490,280
The Enterprise Development Authority 12.000% due 07/15/24 ~	80,000	88,000
The Gap Inc 5.950% due 04/12/21	350,000	363,099
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	135,000	133,630
5.000% due 05/31/26	180,000	182,889
5.125% due 11/15/23	615,000	624,994
The Men’s Wearhouse Inc 7.000% due 07/01/22	40,000	39,400
The New Home Co Inc 7.250% due 04/01/22	119,000	112,158
The Scotts Miracle-Gro Co
5.250% due 12/15/26	100,000	105,375
6.000% due 10/15/23	250,000	258,500
The William Carter Co 5.625% due 03/15/27 ~	214,000	229,782
Titan International Inc 6.500% due 11/30/23	150,000	120,000
Toll Brothers Finance Corp
3.800% due 11/01/29	100,000	98,688
4.350% due 02/15/28	400,000	415,000
4.375% due 04/15/23	200,000	210,500
5.875% due 02/15/22	100,000	106,750
TRI Pointe Group Inc
5.250% due 06/01/27	100,000	100,750
5.875% due 06/15/24	200,000	213,500
Twin River Worldwide Holdings Inc 6.750% due 06/01/27 ~	150,000	157,875
Under Armour Inc 3.250% due 06/15/26	200,000	193,086
United Airlines Holdings Inc
4.250% due 10/01/22	100,000	103,555
4.875% due 01/15/25	150,000	158,190

	Principal Amount	Value
5.000% due 02/01/24	$200,000	$211,500
6.000% due 12/01/20	150,000	156,423
Univar USA Inc 6.750% due 07/15/23 ~	150,000	153,188
Viking Cruises Ltd 5.875% due 09/15/27 ~	434,000	460,951
Virgin Australia Holdings Ltd (Australia) 7.875% due 10/15/21 ~	100,000	102,300
Vista Outdoor Inc 5.875% due 10/01/23	100,000	92,500
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	166,016
Wabash National Corp 5.500% due 10/01/25 ~	75,000	74,063
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	100,000	101,718
William Lyon Homes Inc
5.875% due 01/31/25	150,000	152,250
6.000% due 09/01/23	100,000	104,500
6.625% due 07/15/27 ~	100,000	104,250
7.000% due 08/15/22	14,000	14,044
Williams Scotsman International Inc
6.875% due 08/15/23 ~	129,000	135,450
7.875% due 12/15/22 ~	50,000	52,375
WMG Acquisition Corp
4.875% due 11/01/24 ~	15,000	15,581
5.500% due 04/15/26 ~	200,000	210,500
Wolverine World Wide Inc 5.000% due 09/01/26 ~	100,000	100,750
Wyndham Destinations Inc
4.250% due 03/01/22	200,000	204,500
5.400% due 04/01/24	300,000	318,000
5.750% due 04/01/27	150,000	162,562
Wyndham Hotels & Resorts Inc 5.375% due 04/15/26 ~	185,000	194,712
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	103,125
5.250% due 05/15/27 ~	70,000	72,013
5.500% due 03/01/25 ~	800,000	842,000
Wynn Macau Ltd (Macau) 5.500% due 10/01/27 ~	400,000	406,000
Wynn Resorts Finance LLC 5.125% due 10/01/29 ~	210,000	220,453
Yum! Brands Inc
3.750% due 11/01/21	200,000	205,500
3.875% due 11/01/20	100,000	101,500
4.750% due 01/15/30 ~	61,000	63,059
5.350% due 11/01/43	100,000	96,500
6.875% due 11/15/37	100,000	112,500

		54,731,001

Consumer, Non-Cyclical - 16.4%

Acadia Healthcare Co Inc
5.625% due 02/15/23	215,000	220,106
6.125% due 03/15/21	100,000	100,250
6.500% due 03/01/24	100,000	104,500
ACCO Brands Corp 5.250% due 12/15/24 ~	100,000	103,750
ACE Cash Express Inc 12.000% due 12/15/22 ~	90,000	90,000
Advanz Pharma Corp (Canada) 8.000% due 09/06/24	32,000	31,280
Ahern Rentals Inc 7.375% due 05/15/23 ~	175,000	149,844
Air Medical Group Holdings Inc 6.375% due 05/15/23 ~	100,000	87,500
Albertsons Cos LLC
5.750% due 03/15/25	770,000	796,950
5.875% due 02/15/28 ~	177,000	187,786
6.625% due 06/15/24	84,000	88,410
7.500% due 03/15/26 ~	125,000	139,688

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Algeco Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	$145,000	$145,406
AMN Healthcare Inc
4.625% due 10/01/27 # ~	200,000	201,500
5.125% due 10/01/24 ~	100,000	104,000
Aptim Corp 7.750% due 06/15/25 ~	150,000	107,250
APX Group Inc
7.625% due 09/01/23	100,000	89,500
7.875% due 12/01/22	358,000	358,895
8.750% due 12/01/20	120,000	118,050
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	130,000	89,050
Atento Luxco 1 SA (Spain) 6.125% due 08/10/22 ~	150,000	152,438
Avantor Inc
6.000% due 10/01/24 ~	435,000	467,203
9.000% due 10/01/25 ~	561,000	631,826
Avis Budget Car Rental LLC
5.250% due 03/15/25 ~	250,000	257,812
5.500% due 04/01/23	75,000	76,406
5.750% due 07/15/27 ~	125,000	129,275
Avon International Capital PLC (United Kingdom) 6.500% due 08/15/22 ~	125,000	129,844
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	320,000	334,710
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	200,000	211,500
B&G Foods Inc
4.625% due 06/01/21	63,000	63,249
5.250% due 04/01/25	408,000	418,200
5.250% due 09/15/27	107,000	109,552
Bausch Health Americas Inc
8.500% due 01/31/27 ~	145,000	163,096
9.250% due 04/01/26 ~	285,000	324,541
Bausch Health Cos Inc
5.500% due 11/01/25 ~	246,000	258,325
5.750% due 08/15/27 ~	140,000	151,666
5.875% due 05/15/23 ~	317,000	322,151
6.125% due 04/15/25 ~	1,300,000	1,352,000
6.500% due 03/15/22 ~	190,000	196,650
7.000% due 03/15/24 ~	855,000	900,708
7.000% due 01/15/28 ~	98,000	105,801
7.250% due 05/30/29 ~	98,000	107,290
9.000% due 12/15/25 ~	939,000	1,057,549
BCPE Cycle Merger Sub II Inc 10.625% due 07/15/27 ~	175,000	169,313
BidFair MergeRight Inc 7.375% due 10/15/27 # ~	200,000	204,250
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	101,625
Capitol Investment Merger Sub 2 LLC 10.000% due 08/01/24 ~	125,000	130,000
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	102,000
Carriage Services Inc 6.625% due 06/01/26 ~	100,000	102,950
Catalent Pharma Solutions Inc
4.875% due 01/15/26 ~	175,000	180,906
5.000% due 07/15/27 ~	115,000	119,600
Centene Corp
4.750% due 05/15/22	550,000	563,172
4.750% due 01/15/25	670,000	689,430
5.375% due 06/01/26 ~	300,000	315,000
5.625% due 02/15/21	141,000	143,074
6.125% due 02/15/24	158,000	164,944

	Principal Amount	Value
Central Garden & Pet Co 5.125% due 02/01/28	$100,000	$102,500
Charles River Laboratories International Inc 5.500% due 04/01/26 ~	100,000	106,623
Chobani LLC 7.500% due 04/15/25 ~	175,000	168,438
CHS/Community Health Systems Inc
5.125% due 08/01/21	175,000	175,219
6.250% due 03/31/23	415,000	413,796
6.875% due 02/01/22	749,000	572,049
8.000% due 03/15/26 ~	250,000	250,000
8.125% due 06/30/24 ~	378,000	302,400
8.625% due 01/15/24 ~	1,030,000	1,066,050
9.875% due 06/30/23 ~	500,000	427,500
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	48,875
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	220,000	229,082
Coty Inc 6.500% due 04/15/26 ~	75,000	72,938
Darling Ingredients Inc 5.250% due 04/15/27 ~	299,000	315,071
DaVita Inc
5.000% due 05/01/25	173,000	173,000
5.125% due 07/15/24	1,000,000	1,018,750
Dean Foods Co 6.500% due 03/15/23 ~	168,000	91,770
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	47,375
Eagle Holding Co II LLC
7.625% Cash or 8.375% PIK due 05/15/22 ~	165,000	166,650
7.750% Cash or 8.500% PIK due 05/15/22 ~	90,000	90,900
Edgewell Personal Care Co
4.700% due 05/19/21	150,000	153,938
4.700% due 05/24/22	200,000	207,080
Elanco Animal Health Inc
3.912% due 08/27/21	35,000	35,853
4.272% due 08/28/23	395,000	414,911
4.900% due 08/28/28	130,000	141,952
Encompass Health Corp
4.500% due 02/01/28	39,000	39,527
4.750% due 02/01/30	46,000	46,593
5.750% due 11/01/24	413,000	418,865
5.750% due 09/15/25	100,000	104,835
Endo Dac
5.875% due 10/15/24 ~	200,000	178,000
6.000% due 07/15/23 ~	573,000	354,315
6.000% due 02/01/25 ~	200,000	118,500
Envision Healthcare Corp 8.750% due 10/15/26 ~	350,000	215,250
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	90,250
First Quality Finance Co Inc
4.625% due 05/15/21 ~	145,000	145,363
5.000% due 07/01/25 ~	150,000	155,250
Flexi-Van Leasing Inc 10.000% due 02/15/23 ~	50,000	49,125
Garda World Security Corp (Canada) 8.750% due 05/15/25 ~	95,000	98,050
Gartner Inc 5.125% due 04/01/25 ~	255,000	267,431
Graham Holdings Co 5.750% due 06/01/26 ~	100,000	107,750
H-Food Holdings LLC 8.500% due 06/01/26 ~	100,000	75,250
Harsco Corp 5.750% due 07/31/27 ~	110,000	114,818
HCA Healthcare Inc 6.250% due 02/15/21	300,000	314,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
HCA Inc
5.375% due 02/01/25	$450,000	$492,750
5.375% due 09/01/26	700,000	770,840
5.625% due 09/01/28	225,000	251,280
5.875% due 05/01/23	200,000	220,500
5.875% due 02/15/26	300,000	336,150
5.875% due 02/01/29	275,000	308,000
7.050% due 12/01/27	100,000	117,500
7.500% due 02/15/22	850,000	944,180
7.690% due 06/15/25	150,000	180,750
8.360% due 04/15/24	100,000	119,523
Herc Holdings Inc 5.500% due 07/15/27 ~	330,000	344,025
Hill-Rom Holdings Inc
4.375% due 09/15/27 ~	66,000	67,640
5.000% due 02/15/25 ~	125,000	130,313
5.750% due 09/01/23 ~	100,000	102,920
HLF Financing SARL LLC 7.250% due 08/15/26 ~	65,000	65,731
Hologic Inc
4.375% due 10/15/25 ~	315,000	324,450
4.625% due 02/01/28 ~	100,000	103,875
Horizon Pharma USA Inc 5.500% due 08/01/27 ~	200,000	208,500
Immucor Inc 11.125% due 02/15/22 ~	100,000	101,625
Ingles Markets Inc 5.750% due 06/15/23	200,000	204,750
Jaguar Holding Co II 6.375% due 08/01/23 ~	321,000	332,636
JBS Investments II GmbH
5.750% due 01/15/28 ~	200,000	208,750
7.000% due 01/15/26 ~	450,000	486,670
JBS USA LUX SA
5.500% due 01/15/30 ~	421,000	447,304
5.750% due 06/15/25 ~	562,000	587,610
5.875% due 07/15/24 ~	184,000	189,874
6.500% due 04/15/29 ~	298,000	331,525
6.750% due 02/15/28 ~	285,000	316,706
KeHE Distributors LLC 8.625% due 10/15/26 ~	33,000	33,722
Kinetic Concepts Inc
7.875% due 02/15/21 ~	110,000	112,382
12.500% due 11/01/21 ~	150,000	159,750
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	260,000	230,100
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	145,000	153,323
4.875% due 11/01/26 ~	375,000	394,687
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	46,440
Laureate Education Inc 8.250% due 05/01/25 ~	170,000	185,725
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	73,500
Magellan Health Inc 4.900% due 09/22/24	100,000	100,125
Mallinckrodt International Finance SA
4.750% due 04/15/23	168,000	47,040
5.500% due 04/15/25 ~	128,000	38,438
5.625% due 10/15/23 ~	440,000	147,400
5.750% due 08/01/22 ~	110,000	41,800
MEDNAX Inc
5.250% due 12/01/23 ~	165,000	168,135
6.250% due 01/15/27 ~	350,000	348,225
Midas Intermediate Holdco II LLC 7.875% due 10/01/22 ~	100,000	93,250
Molina Healthcare Inc
4.875% due 06/15/25 ~	250,000	252,187
5.375% due 11/15/22	120,000	127,655

	Principal Amount	Value
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	$442,000	$409,402
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	25,000
Nielsen Finance LLC
4.500% due 10/01/20	50,000	50,192
5.000% due 04/15/22 ~	670,000	675,226
NVA Holdings Inc 6.875% due 04/01/26 ~	100,000	106,625
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	400,000	392,680
Owens & Minor Inc 3.875% due 09/15/21	100,000	97,500
Par Pharmaceutical Inc 7.500% due 04/01/27 ~	391,000	356,787
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	496,000	514,600
5.875% due 09/30/27 ~	152,000	163,818
Polaris Intermediate Corp 8.500% PIK due 12/01/22 ~	368,000	314,640
Post Holdings Inc
5.000% due 08/15/26 ~	159,000	165,495
5.500% due 03/01/25 ~	995,000	1,045,994
5.500% due 12/15/29 ~	80,000	83,700
5.625% due 01/15/28 ~	108,000	114,885
5.750% due 03/01/27 ~	205,000	218,366
Prestige Brands Inc
5.375% due 12/15/21 ~	100,000	100,875
6.375% due 03/01/24 ~	205,000	214,225
Prime Security Services Borrower LLC
5.250% due 04/15/24 ~	226,000	232,565
5.750% due 04/15/26 ~	396,000	413,345
9.250% due 05/15/23 ~	121,000	127,434
Pyxus International Inc
8.500% due 04/15/21 ~	50,000	48,625
9.875% due 07/15/21	200,000	139,500
Quorum Health Corp 11.625% due 04/15/23	100,000	90,250
Refinitiv US Holdings Inc
6.250% due 05/15/26 ~	215,000	231,123
8.250% due 11/15/26 ~	630,000	696,937
RegionalCare Hospital Partners Holdings Inc
8.250% due 05/01/23 ~	187,000	199,038
9.750% due 12/01/26 ~	500,000	536,200
Revlon Consumer Products Corp
5.750% due 02/15/21	150,000	132,000
6.250% due 08/01/24	100,000	53,500
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	70,000	73,413
RR Donnelley & Sons Co
6.500% due 11/15/23	300,000	309,000
7.875% due 03/15/21	31,000	32,163
Safeway Inc 7.250% due 02/01/31	150,000	153,750
Select Medical Corp 6.250% due 08/15/26 ~	245,000	256,637
Service Corp International
4.625% due 12/15/27	53,000	55,319
5.125% due 06/01/29	56,000	60,130
5.375% due 05/15/24	815,000	843,150
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	200,000	200,500
Simmons Foods Inc
5.750% due 11/01/24 ~	174,000	170,520
7.750% due 01/15/24 ~	50,000	54,375
Sotera Health Holdings LLC 6.500% due 05/15/23 ~	100,000	102,375
Sotera Health Topco Inc 8.125% Cash or 8.875% PIK due 11/01/21 ~	130,000	130,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Sotheby’s 4.875% due 12/15/25 ~	$125,000	$126,888
Spectrum Brands Inc
5.000% due 10/01/29 ~	86,000	87,720
5.750% due 07/15/25	449,000	470,772
Surgery Center Holdings Inc
6.750% due 07/01/25 ~	250,000	225,625
10.000% due 04/15/27 ~	100,000	101,750
Syneos Health Inc 7.500% due 10/01/24 ~	57,000	59,066
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	139,200
Teleflex Inc
4.625% due 11/15/27	156,000	163,410
4.875% due 06/01/26	150,000	157,125
5.250% due 06/15/24	50,000	51,563
Tenet Healthcare Corp
4.625% due 07/15/24	590,000	608,573
4.625% due 09/01/24 ~	87,000	89,604
4.875% due 01/01/26 ~	545,000	559,987
5.125% due 05/01/25	300,000	304,890
5.125% due 11/01/27 ~	526,000	544,200
6.250% due 02/01/27 ~	530,000	551,809
6.750% due 06/15/23	778,000	819,958
7.000% due 08/01/25	395,000	402,900
8.125% due 04/01/22	411,000	446,449
The Brink’s Co 4.625% due 10/15/27 ~	197,000	198,603
The Fresh Market Inc 9.750% due 05/01/23 ~	200,000	117,000
The Hertz Corp
5.500% due 10/15/24 ~	145,000	145,943
6.250% due 10/15/22	250,000	253,437
7.125% due 08/01/26 ~	215,000	224,809
7.625% due 06/01/22 ~	430,000	448,275
The Nielsen Co Luxembourg SARL
5.000% due 02/01/25 ~	200,000	198,250
5.500% due 10/01/21 ~	188,000	189,175
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	245,000	254,800
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	101,250
6.000% due 02/15/24 ~	215,000	223,600
United Rentals North America Inc
4.625% due 07/15/23	300,000	307,755
4.625% due 10/15/25	85,000	87,060
4.875% due 01/15/28	215,000	224,406
5.250% due 01/15/30	142,000	149,367
5.500% due 07/15/25	100,000	104,425
5.500% due 05/15/27	260,000	276,575
5.875% due 09/15/26	170,000	181,909
6.500% due 12/15/26	1,015,000	1,109,649
US Foods Inc 5.875% due 06/15/24 ~	143,000	147,826
Vector Group Ltd
6.125% due 02/01/25 ~	210,000	202,125
10.500% due 11/01/26 ~	100,000	102,500
Verscend Escrow Corp 9.750% due 08/15/26 ~	325,000	347,301
WellCare Health Plans Inc
5.250% due 04/01/25	325,000	339,625
5.375% due 08/15/26 ~	140,000	149,772
West Street Merger Sub Inc 6.375% due 09/01/25 ~	207,000	191,475
WW International Inc 8.625% due 12/01/25 ~	75,000	78,188

		57,617,740

	Principal Amount	Value
Diversified - 0.1%

Stena AB (Sweden) 7.000% due 02/01/24 ~	$100,000	$100,750
VistaJet Malta Finance PLC (Switzerland) 10.500% due 06/01/24 ~	139,000	135,177

		235,927

Energy - 11.9%

AI Candelaria Spain SLU (Spain) 7.500% due 12/15/28 ~	250,000	284,690
Aker BP ASA (Norway)
4.750% due 06/15/24 ~	300,000	314,100
5.875% due 03/31/25 ~	150,000	158,440
Alliance Resource Operating Partners LP 7.500% due 05/01/25 ~	100,000	99,125
Alta Mesa Holdings LP 7.875% due 12/15/24 Y	30,000	5,550
American Midstream Partners LP 9.500% due 12/15/21 ~	75,000	70,875
Antero Midstream Partners LP
5.375% due 09/15/24	200,000	180,940
5.750% due 03/01/27 ~	200,000	167,496
5.750% due 01/15/28 ~	197,000	164,495
Antero Resources Corp
5.000% due 03/01/25	150,000	122,769
5.125% due 12/01/22	700,000	617,750
5.375% due 11/01/21	75,000	72,844
5.625% due 06/01/23	100,000	87,000
Apergy Corp 6.375% due 05/01/26	100,000	99,750
Archrock Partners LP
6.000% due 10/01/22	100,000	101,375
6.875% due 04/01/27 ~	156,000	166,329
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	80,000	67,200
10.000% due 04/01/22 ~	493,000	495,317
Basic Energy Services Inc 10.750% due 10/15/23 ~	75,000	55,125
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	120,000	111,000
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	125,000	120,313
Blue Racer Midstream LLC
6.125% due 11/15/22 ~	328,000	331,378
6.625% due 07/15/26 ~	50,000	49,625
Brazos Valley Longhorn LLC 6.875% due 02/01/25	229,000	198,657
Bruin E&P Partners LLC 8.875% due 08/01/23 ~	170,000	127,925
Buckeye Partners LP 6.375% due 01/22/78	100,000	75,000
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	205,000	92,250
California Resources Corp 8.000% due 12/15/22 ~	635,000	317,500
Callon Petroleum Co
6.125% due 10/01/24	200,000	198,000
6.375% due 07/01/26	100,000	98,085
Calumet Specialty Products 11.000% due 04/15/25 # ~	133,000	133,333
Calumet Specialty Products Partners LP
6.500% due 04/15/21	190,000	190,366
7.625% due 01/15/22	250,000	242,500
Carrizo Oil & Gas Inc 6.250% due 04/15/23	187,000	178,117
Centennial Resource Production LLC
5.375% due 01/15/26 ~	75,000	72,000
6.875% due 04/01/27 ~	202,000	202,505
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	190,000	208,525
7.000% due 06/30/24	200,000	230,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Cheniere Energy Partners LP
4.500% due 10/01/29 ~	$229,000	$235,154
5.250% due 10/01/25	167,000	174,348
5.625% due 10/01/26	495,000	527,744
Chesapeake Energy Corp
4.875% due 04/15/22	100,000	81,250
7.000% due 10/01/24	225,000	162,281
8.000% due 01/15/25	487,000	354,292
8.000% due 03/15/26 ~	78,000	53,820
8.000% due 06/15/27	188,000	127,370
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	92,760
CNX Resources Corp
5.875% due 04/15/22	98,000	94,570
7.250% due 03/14/27 ~	550,000	459,250
Comstock Resources Inc 9.750% due 08/15/26	195,000	163,800
CONSOL Energy Inc 11.000% due 11/15/25 ~	100,000	100,000
Conuma Coal Resources Ltd (Canada) 10.000% due 05/01/23 ~	3,000	3,030
Covey Park Energy LLC 7.500% due 05/15/25 ~	131,000	105,455
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	140,000	143,282
5.750% due 04/01/25	85,000	87,763
6.250% due 04/01/23	300,000	309,375
CrownRock LP 5.625% due 10/15/25 ~	344,000	347,433
CSI Compressco LP
7.250% due 08/15/22	50,000	45,480
7.500% due 04/01/25 ~	200,000	197,500
CVR Refining LLC 6.500% due 11/01/22	100,000	101,375
DCP Midstream Operating LP
5.125% due 05/15/29	74,000	75,480
5.375% due 07/15/25	575,000	613,812
5.600% due 04/01/44	100,000	94,000
5.850% due 05/21/43 ~	100,000	91,330
6.450% due 11/03/36 ~	403,000	422,142
6.750% due 09/15/37 ~	100,000	105,750
Denbury Resources Inc
7.750% due 02/15/24 ~	225,000	175,500
9.000% due 05/15/21 ~	105,000	97,913
9.250% due 03/31/22 ~	100,000	88,000
Diamond Offshore Drilling Inc
4.875% due 11/01/43	200,000	93,500
5.700% due 10/15/39	75,000	36,750
7.875% due 08/15/25	208,000	164,320
Diamondback Energy Inc
4.750% due 11/01/24	450,000	461,812
5.375% due 05/31/25	130,000	135,988
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	92,000	96,140
5.750% due 01/30/28 ~	242,000	258,335
Energy Ventures Gom LLC 11.000% due 02/15/23 ~	112,000	113,120
EnLink Midstream LLC 5.375% due 06/01/29	164,000	157,030
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	279,375
4.850% due 07/15/26	400,000	381,500
5.050% due 04/01/45	200,000	161,000
Ensign Drilling Inc (Canada) 9.250% due 04/15/24 ~	208,000	195,000
EP Energy LLC
7.750% due 05/15/26 Y ~	260,000	196,300
8.000% due 02/15/25 * Y ~	240,000	6,600
9.375% due 05/01/24 Y ~	500,000	16,250

	Principal Amount	Value
Exterran Energy Solutions LP 8.125% due 05/01/25	$100,000	$100,125
Extraction Oil & Gas Inc
5.625% due 02/01/26 ~	305,000	188,337
7.375% due 05/15/24 ~	50,000	33,000
Foresight Energy LLC 11.500% due 04/01/23 ~	50,000	10,875
Forum Energy Technologies Inc 6.250% due 10/01/21	200,000	167,000
FTS International Inc 6.250% due 05/01/22	150,000	123,750
Genesis Energy LP
5.625% due 06/15/24	300,000	288,750
6.000% due 05/15/23	150,000	151,313
6.500% due 10/01/25	170,000	166,387
6.750% due 08/01/22	100,000	101,835
Global Marine Inc 7.000% due 06/01/28	100,000	89,000
Global Partners LP
7.000% due 06/15/23	100,000	103,375
7.000% due 08/01/27 ~	150,000	154,875
Great Western Petroleum LLC 9.000% due 09/30/21 ~	50,000	43,750
Gulfport Energy Corp
6.000% due 10/15/24	385,000	280,415
6.375% due 05/15/25	150,000	107,250
6.375% due 01/15/26	65,000	45,825
Hess Infrastructure Partners LP 5.625% due 02/15/26 ~	300,000	315,000
Hi-Crush Inc 9.500% due 08/01/26 ~	160,000	93,600
HighPoint Operating Corp 8.750% due 06/15/25	150,000	135,000
Hilcorp Energy I LP
5.000% due 12/01/24 ~	105,000	98,700
5.750% due 10/01/25 ~	67,000	62,645
6.250% due 11/01/28 ~	320,000	299,200
Holly Energy Partners LP 6.000% due 08/01/24 ~	78,000	81,803
Indigo Natural Resources LLC 6.875% due 02/15/26 ~	95,000	86,094
Ithaca Energy North Sea PLC (United Kingdom) 9.375% due 07/15/24 ~	200,000	208,950
Jagged Peak Energy LLC 5.875% due 05/01/26	140,000	141,050
Jonah Energy LLC 7.250% due 10/15/25 ~	81,000	27,945
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 04/01/22 ~	400,000	255,000
KLX Energy Services Holdings Inc 11.500% due 11/01/25 ~	100,000	90,750
Laredo Petroleum Inc
5.625% due 01/15/22	100,000	94,500
6.250% due 03/15/23	150,000	132,375
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/26 ~	80,000	80,400
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	93,376
Matador Resources Co 5.875% due 09/15/26	330,000	332,277
McDermott Technology Americas Inc 10.625% due 05/01/24 ~	380,000	92,150
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	100,000	96,875
6.500% due 01/15/25 ~	245,000	250,819
7.000% due 03/31/24 ~	400,000	388,000
Montage Resources Corp 8.875% due 07/15/23	100,000	77,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	$150,000	$111,188
10.500% due 05/15/27 ~	120,000	97,800
Murphy Oil Corp
5.750% due 08/15/25	652,000	665,040
6.875% due 08/15/24	60,000	63,000
Nabors Industries Inc
5.100% due 09/15/23	65,000	50,895
5.500% due 01/15/23	600,000	496,500
5.750% due 02/01/25	85,000	63,325
Natural Resource Partners LP 9.125% due 06/30/25 ~	150,000	144,563
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	200,000	206,500
NGL Energy Partners LP
6.125% due 03/01/25	100,000	95,750
7.500% due 11/01/23	195,000	199,631
7.500% due 04/15/26 ~	150,000	151,050
Nine Energy Service Inc 8.750% due 11/01/23 ~	145,000	118,175
Noble Holding International Ltd
5.250% due 03/15/42	100,000	42,000
7.750% due 01/15/24	15,000	9,900
7.875% due 02/01/26 ~	240,000	174,000
7.950% due 04/01/25	250,000	159,375
8.950% due 04/01/45	300,000	150,000
Northern Oil and Gas Inc 8.500% Cash + 1.000% PIK due 05/15/23	75	78
NuStar Logistics LP
4.750% due 02/01/22	100,000	102,250
5.625% due 04/28/27	230,000	243,800
6.000% due 06/01/26	171,000	185,501
6.750% due 02/01/21	100,000	104,710
Oasis Petroleum Inc
6.250% due 05/01/26 ~	100,000	81,500
6.875% due 03/15/22	165,000	154,688
6.875% due 01/15/23	250,000	230,000
Oceaneering International Inc
4.650% due 11/15/24	100,000	94,500
6.000% due 02/01/28	150,000	144,375
Pacific Drilling SA 8.375% due 10/01/23 ~	280,000	236,250
Parkland Fuel Corp (Canada)
5.875% due 07/15/27 ~	132,000	138,839
6.000% due 04/01/26 ~	175,000	185,500
Parsley Energy LLC
5.250% due 08/15/25 ~	100,000	101,971
5.375% due 01/15/25 ~	235,000	239,112
5.625% due 10/15/27 ~	375,000	389,062
Pattern Energy Group Inc 5.875% due 02/01/24 ~	50,000	51,438
PBF Holding Co LLC
7.000% due 11/15/23	155,000	160,620
7.250% due 06/15/25	225,000	234,000
PBF Logistics LP 6.875% due 05/15/23	162,000	167,365
PDC Energy Inc
5.750% due 05/15/26	75,000	74,070
6.125% due 09/15/24	200,000	200,000
Peabody Energy Corp
6.000% due 03/31/22 ~	85,000	85,850
6.375% due 03/31/25 ~	240,000	237,751
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	18,750
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	44,125
7.125% due 01/15/26 ~	200,000	186,000
7.750% due 12/15/23	100,000	97,645
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	189,489

	Principal Amount	Value
QEP Resources Inc
5.250% due 05/01/23	$309,000	$288,149
5.625% due 03/01/26	221,000	191,165
Range Resources Corp
4.875% due 05/15/25	88,000	73,040
5.000% due 03/15/23	660,000	579,150
5.875% due 07/01/22	150,000	144,375
Rowan Cos Inc 4.875% due 06/01/22	300,000	228,000
Sable Permian Resources Land LLC / AEPB Finance Corp 13.000% due 11/30/20 * Y ~	175,000	183,750
SemGroup Corp
5.625% due 11/15/23	350,000	360,062
7.250% due 03/15/26	50,000	54,375
SESI LLC
7.125% due 12/15/21	139,000	95,389
7.750% due 09/15/24	220,000	128,700
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 ~	346,000	343,837
6.750% due 05/01/23 ~	50,000	50,750
6.875% due 06/30/23 ~	100,000	102,750
SM Energy Co
5.000% due 01/15/24	500,000	451,250
5.625% due 06/01/25	113,000	97,440
6.625% due 01/15/27	100,000	86,500
6.750% due 09/15/26	60,000	52,800
Southwestern Energy Co
6.200% due 01/23/25	100,000	89,000
7.500% due 04/01/26	470,000	411,250
7.750% due 10/01/27	80,000	70,150
SRC Energy Inc 6.250% due 12/01/25	71,000	70,644
Summit Midstream Holdings LLC
5.500% due 08/15/22	100,000	91,750
5.750% due 04/15/25	75,000	63,690
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	163,556
Suncor Energy Ventures Corp (Canada) 4.500% due 04/01/22 ~	100,000	103,647
Sunoco LP
4.875% due 01/15/23	155,000	159,456
5.500% due 02/15/26	565,000	591,086
6.000% due 04/15/27	109,000	115,813
Tallgrass Energy Partners LP
4.750% due 10/01/23 ~	315,000	316,969
5.500% due 09/15/24 ~	95,000	95,000
5.500% due 01/15/28 ~	163,000	160,131
Targa Resources Partners LP
4.250% due 11/15/23	50,000	50,563
5.000% due 01/15/28	150,000	152,070
5.125% due 02/01/25	150,000	155,003
5.250% due 05/01/23	77,000	77,866
5.375% due 02/01/27	837,000	869,434
5.875% due 04/15/26	190,000	201,400
6.500% due 07/15/27 ~	96,000	104,985
6.750% due 03/15/24	100,000	103,875
6.875% due 01/15/29 ~	60,000	65,704
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	50,000
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	61,500
5.000% due 01/31/28 ~	341,000	356,345
6.625% due 06/15/25 ~	150,000	158,851
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	48,375
Transocean Guardian Ltd 5.875% due 01/15/24 ~	111,250	112,363
Transocean Inc
6.800% due 03/15/38	250,000	155,000
7.250% due 11/01/25 ~	135,000	119,475

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
7.500% due 01/15/26 ~	$357,000	$318,622
7.500% due 04/15/31	500,000	355,000
8.375% due 12/15/21	50,000	51,500
9.000% due 07/15/23 ~	250,000	260,312
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	150,000	157,500
Transocean Pontus Ltd 6.125% due 08/01/25 ~	289,250	295,035
Transocean Poseidon Ltd 6.875% due 02/01/27 ~	100,000	103,500
Transocean Proteus Ltd 6.250% due 12/01/24 ~	97,500	99,450
Transocean Sentry Ltd 5.375% due 05/15/23 ~	136,000	136,340
Unit Corp 6.625% due 05/15/21	275,000	210,375
USA Compression Partners LP
6.875% due 04/01/26	135,000	140,738
6.875% due 09/01/27 ~	305,000	316,437
Valaris PLC
5.750% due 10/01/44	125,000	53,750
7.750% due 02/01/26	850,000	459,170
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	48,000
Vine Oil & Gas LP 8.750% due 04/15/23 ~	100,000	46,000
W&T Offshore Inc 9.750% due 11/01/23 ~	230,000	220,713
Warrior Met Coal Inc 8.000% due 11/01/24 ~	86,000	89,494
Welltec AS (Denmark) 9.500% due 12/01/22 ~	91,000	89,635
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	124,641
6.250% due 04/01/23	450,000	348,750
6.625% due 01/15/26	74,000	50,320
WPX Energy Inc
5.250% due 09/15/24	73,000	75,169
5.250% due 10/15/27	56,000	56,560
5.750% due 06/01/26	525,000	540,094
8.250% due 08/01/23	81,000	91,530

		41,655,148

Financial - 10.7%

Acrisure LLC
7.000% due 11/15/25 ~	275,000	257,757
8.125% due 02/15/24 ~	245,000	264,447
10.125% due 08/01/26 ~	100,000	104,750
AG Merger Sub II Inc 10.750% due 08/01/27 ~	100,000	102,000
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	150,000	153,563
Allied Universal Holdco LLC
6.625% due 07/15/26 ~	288,000	304,920
9.750% due 07/15/27 ~	297,000	310,252
Ally Financial Inc
3.875% due 05/21/24	74,000	76,760
4.125% due 02/13/22	100,000	102,500
4.250% due 04/15/21	250,000	256,250
4.625% due 05/19/22	100,000	104,000
4.625% due 03/30/25	200,000	216,000
5.125% due 09/30/24	100,000	109,250
5.750% due 11/20/25	450,000	505,696
8.000% due 11/01/31	725,000	1,005,813
AmWINS Group Inc 7.750% due 07/01/26 ~	50,000	54,000
Ardonagh Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	194,000
Assurant Inc 7.000% due 03/27/48	200,000	223,304

	Principal Amount	Value
AssuredPartners Inc 7.000% due 08/15/25 ~	$64,000	$64,320
Barclays PLC (United Kingdom)
4.375% due 09/11/24	200,000	206,793
4.836% due 05/09/28	1,000,000	1,045,857
5.088% due 06/20/30	280,000	292,438
5.200% due 05/12/26	400,000	426,020
Brookfield Property Inc REIT 5.750% due 05/15/26 ~	300,000	314,625
CBL & Associates LP REIT 5.950% due 12/15/26	450,000	318,375
CIT Group Inc
4.125% due 03/09/21	45,000	45,900
4.750% due 02/16/24	155,000	164,106
5.000% due 08/15/22	10,000	10,619
5.000% due 08/01/23	371,000	396,506
5.250% due 03/07/25	165,000	180,460
6.125% due 03/09/28	170,000	198,900
Compass Group Diversified Holdings LLC 8.000% due 05/01/26 ~	250,000	265,625
CoreCivic Inc REIT
4.625% due 05/01/23	300,000	292,167
4.750% due 10/15/27	60,000	53,025
Credit Acceptance Corp
6.125% due 02/15/21	50,000	50,219
6.625% due 03/15/26 ~	200,000	214,500
7.375% due 03/15/23	50,000	52,000
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	51,750
Curo Group Holdings Corp 8.250% due 09/01/25 ~	310,000	272,025
CyrusOne LP REIT
5.000% due 03/15/24	320,000	332,000
5.375% due 03/15/27	79,000	84,629
Deutsche Bank AG (Germany)
4.296% due 05/24/28	400,000	372,598
4.500% due 04/01/25	500,000	481,545
4.875% due 12/01/32	200,000	181,256
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	473,506
E*TRADE Financial Corp 5.875% due 09/15/26	100,000	107,000
Enova International Inc 8.500% due 09/15/25 ~	75,000	68,531
Equinix Inc REIT 5.375% due 04/01/23	200,000	204,940
ESH Hospitality Inc REIT
4.625% due 10/01/27 ~	157,000	157,785
5.250% due 05/01/25 ~	400,000	414,500
Fairstone Financial Inc (Canada) 7.875% due 07/15/24 ~	100,000	104,750
FelCor Lodging LP REIT 6.000% due 06/01/25	75,000	79,031
Fidelity & Guaranty Life Holdings Inc 5.500% due 05/01/25 ~	155,000	167,012
Five Point Operating Co LP 7.875% due 11/15/25 ~	150,000	152,625
Freedom Mortgage Corp
8.125% due 11/15/24 ~	150,000	138,750
8.250% due 04/15/25 ~	300,000	276,750
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	177,187
Genworth Holdings Inc
4.900% due 08/15/23	500,000	477,300
6.500% due 06/15/34	100,000	93,500
7.625% due 09/24/21	250,000	260,102
Global Aircraft Leasing Co Ltd (Cayman) 6.500% Cash or 7.2500% PIK due 09/15/24 ~	450,000	456,750
goeasy Ltd (Canada) 7.875% due 11/01/22 ~	130,000	135,525

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	$103,000	$106,219
GTCR AP Finance Inc 8.000% due 05/15/27 ~	150,000	154,500
HAT Holdings I LLC REIT 5.250% due 07/15/24 ~	115,000	121,181
HUB International Ltd 7.000% due 05/01/26 ~	495,000	510,469
Hunt Cos Inc 6.250% due 02/15/26 ~	280,000	275,100
Icahn Enterprises LP
4.750% due 09/15/24 ~	165,000	165,041
5.875% due 02/01/22	350,000	354,594
6.250% due 02/01/22	925,000	951,362
6.250% due 05/15/26 ~	255,000	267,750
6.375% due 12/15/25	50,000	52,701
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	206,060
5.710% due 01/15/26 ~	900,000	955,987
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	163,000	165,072
4.875% due 09/15/27 ~	125,000	128,460
4.875% due 09/15/29 ~	135,000	137,403
5.250% due 03/15/28 ~	424,000	440,417
5.750% due 08/15/24	300,000	303,750
6.000% due 08/15/23	96,000	98,506
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	103,500
iStar Inc REIT
4.750% due 10/01/24	127,000	129,381
5.250% due 09/15/22	250,000	255,937
6.000% due 04/01/22	100,000	103,210
6.500% due 07/01/21	105,000	106,851
Jefferies Finance LLC 6.250% due 06/03/26 ~	150,000	155,250
Kennedy-Wilson Inc 5.875% due 04/01/24	420,000	432,995
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 ~	65,000	67,818
5.250% due 10/01/25 ~	250,000	256,250
LPL Holdings Inc 5.750% due 09/15/25 ~	430,000	448,275
Mack-Cali Realty LP REIT 3.150% due 05/15/23	100,000	94,120
Metropolitan Light Co Ltd (Hong Kong) 5.500% due 11/21/22 ~	200,000	206,866
MGIC Investment Corp 5.750% due 08/15/23	100,000	109,750
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	50,000	53,250
4.500% due 01/15/28	100,000	104,250
5.625% due 05/01/24	121,000	133,100
5.750% due 02/01/27 ~	590,000	663,189
MPT Operating Partnership LP REIT
4.625% due 08/01/29	235,000	242,491
5.000% due 10/15/27	220,000	231,000
5.250% due 08/01/26	550,000	578,325
6.375% due 03/01/24	100,000	104,954
Nationstar Mortgage Holdings Inc
8.125% due 07/15/23 ~	620,000	647,900
9.125% due 07/15/26 ~	180,000	191,925
Nationstar Mortgage LLC 6.500% due 07/01/21	75,000	75,375
Navient Corp
5.500% due 01/25/23	750,000	777,187
5.625% due 08/01/33	200,000	169,876
5.875% due 03/25/21	600,000	625,500
6.125% due 03/25/24	100,000	104,219
6.500% due 06/15/22	121,000	129,168
6.625% due 07/26/21	145,000	152,613
6.750% due 06/25/25	85,000	87,869

	Principal Amount	Value
6.750% due 06/15/26	$100,000	$102,530
7.250% due 09/25/23	100,000	109,075
Newmark Group Inc 6.125% due 11/15/23	175,000	189,985
NFP Corp 6.875% due 07/15/25 ~	108,000	107,595
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	63,000
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	26,063
Provident Funding Associates LP 6.375% due 06/15/25 ~	225,000	219,937
Quicken Loans Inc
5.250% due 01/15/28 ~	200,000	207,150
5.750% due 05/01/25 ~	467,000	483,929
Radian Group Inc
4.500% due 10/01/24	300,000	311,250
4.875% due 03/15/27	150,000	152,250
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34	100,000	135,188
Realogy Group LLC
4.875% due 06/01/23 ~	250,000	235,000
5.250% due 12/01/21 ~	100,000	100,000
9.375% due 04/01/27 ~	128,000	119,555
RHP Hotel Properties LP REIT 5.000% due 04/15/23	100,000	102,500
Royal Bank of Scotland Group PLC (United Kingdom) 7.648% due 09/30/31	50,000	69,250
Ryman Hospitality Properties Inc REIT 4.750% due 10/15/27 ~	80,000	82,503
SBA Communications Corp REIT
4.000% due 10/01/22	300,000	307,500
4.875% due 07/15/22	200,000	203,170
4.875% due 09/01/24	200,000	207,750
Senior Housing Properties Trust REIT
4.750% due 05/01/24	100,000	103,445
4.750% due 02/15/28	200,000	201,242
Springleaf Finance Corp
5.625% due 03/15/23	125,000	133,750
6.125% due 05/15/22	190,000	204,250
6.125% due 03/15/24	754,000	813,377
6.625% due 01/15/28	60,000	64,668
6.875% due 03/15/25	270,000	298,181
7.125% due 03/15/26	210,000	233,352
7.750% due 10/01/21	325,000	354,656
8.250% due 12/15/20	325,000	346,125
8.250% due 10/01/23	102,000	119,340
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	100,000	113,930
Starwood Property Trust Inc REIT
3.625% due 02/01/21	95,000	95,594
4.750% due 03/15/25	138,000	143,078
5.000% due 12/15/21	305,000	317,962
Stearns Holdings LLC 9.375% due 08/15/20 Y ~	49,000	23,643
Synovus Financial Corp
5.750% due 12/15/25	50,000	51,269
5.900% due 02/07/29	100,000	106,125
The GEO Group Inc REIT
5.125% due 04/01/23	300,000	266,250
5.875% due 10/15/24	150,000	129,750
The Howard Hughes Corp 5.375% due 03/15/25 ~	310,000	325,500
TMX Finance LLC 11.125% due 04/01/23 ~	200,000	185,750
Uniti Group LP REIT
6.000% due 04/15/23 ~	100,000	96,938
7.125% due 12/15/24 ~	150,000	130,875
8.250% due 10/15/23	314,000	285,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
USI Inc 6.875% due 05/01/25 ~	$105,000	$106,835
VFH Parent LLC 6.750% due 06/15/22 ~	165,000	170,763
VICI Properties 1 LLC REIT 8.000% due 10/15/23	97,500	107,084
Voyager Aviation Holdings LLC 8.500% due 08/15/21 ~	140,000	143,990
Washington Prime Group LP REIT 6.450% due 08/15/24	350,000	343,980
WeWork Cos Inc 7.875% due 05/01/25 ~	230,000	196,362

		37,345,014

Industrial - 10.3%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	104,625
AECOM
5.125% due 03/15/27	165,000	174,075
5.875% due 10/15/24	400,000	436,300
AECOM Global II LLC 5.000% due 04/01/22	50,000	51,750
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	217,000
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	101,250
Amsted Industries Inc 5.625% due 07/01/27 ~	150,000	158,625
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	89,250
Arconic Inc
5.125% due 10/01/24	1,075,000	1,145,644
5.400% due 04/15/21	150,000	155,233
5.900% due 02/01/27	50,000	56,060
5.950% due 02/01/37	139,000	150,192
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	200,000	207,000
Ardagh Packaging Finance PLC (Ireland)
4.125% due 08/15/26 ~	200,000	201,750
4.250% due 09/15/22 ~	240,000	243,715
4.625% due 05/15/23 ~	200,000	205,250
5.250% due 08/15/27 ~	200,000	203,000
6.000% due 02/15/25 ~	800,000	838,480
Associated Materials LLC 9.000% due 01/01/24 ~	100,000	88,250
ATS Automation Tooling Systems Inc (Canada) 6.500% due 06/15/23 ~	86,000	89,010
Ball Corp
4.000% due 11/15/23	71,000	74,461
4.375% due 12/15/20	60,000	61,381
4.875% due 03/15/26	265,000	289,181
5.000% due 03/15/22	600,000	634,656
5.250% due 07/01/25	190,000	210,662
BBA US Holdings Inc 5.375% due 05/01/26 ~	65,000	68,413
Berry Global Inc
4.500% due 02/15/26 ~	150,000	148,313
4.875% due 07/15/26 ~	317,000	328,460
5.125% due 07/15/23	225,000	231,750
5.500% due 05/15/22	200,000	203,500
5.625% due 07/15/27 ~	152,000	157,700
BMC East LLC 5.500% due 10/01/24 ~	100,000	104,284
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	103,875
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	102,250
6.000% due 10/15/22 ~	350,000	351,312

	Principal Amount	Value
6.125% due 01/15/23 ~	$325,000	$331,825
7.500% due 12/01/24 ~	264,000	265,584
7.500% due 03/15/25 ~	700,000	701,750
7.875% due 04/15/27 ~	662,000	660,908
Brand Industrial Services Inc 8.500% due 07/15/25 ~	317,000	302,735
Builders FirstSource Inc
5.625% due 09/01/24 ~	152,000	158,650
6.750% due 06/01/27 ~	150,000	162,375
BWX Technologies Inc 5.375% due 07/15/26 ~	100,000	105,625
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	150,500
Clean Harbors Inc
4.875% due 07/15/27 ~	60,000	62,775
5.125% due 07/15/29 ~	100,000	106,250
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	90,000	85,500
Cloud Crane LLC 10.125% due 08/01/24 ~	65,000	69,713
Colfax Corp
6.000% due 02/15/24 ~	230,000	244,283
6.375% due 02/15/26 ~	100,000	107,719
Cornerstone Building Brands Inc 8.000% due 04/15/26 ~	245,000	241,937
Covanta Holding Corp
5.875% due 03/01/24	50,000	51,625
5.875% due 07/01/25	100,000	104,625
6.000% due 01/01/27	225,000	237,937
CPG Merger Sub LLC 8.000% due 10/01/21 ~	50,000	50,125
Crown Americas LLC
4.250% due 09/30/26	150,000	155,813
4.500% due 01/15/23	112,000	117,880
4.750% due 02/01/26	505,000	529,619
Energizer Holdings Inc
5.500% due 06/15/25 ~	63,000	65,383
6.375% due 07/15/26 ~	100,000	107,364
7.750% due 01/15/27 ~	315,000	351,760
EnPro Industries Inc 5.750% due 10/15/26	100,000	106,875
F-Brasile SPA (Italy) 7.375% due 08/15/26 ~	200,000	209,000
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	45,000	41,270
7.875% due 07/15/26 ~	310,000	285,200
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	203,875
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/25 ~	75,000	77,250
6.750% due 03/15/22 ~	195,000	204,262
frontdoor Inc 6.750% due 08/15/26 ~	100,000	109,752
FXI Holdings Inc 7.875% due 11/01/24 ~	275,000	239,937
Gates Global LLC 6.000% due 07/15/22 ~	124,000	123,566
GFL Environmental Inc (Canada)
5.375% due 03/01/23 ~	90,000	91,557
7.000% due 06/01/26 ~	300,000	316,500
8.500% due 05/01/27 ~	148,000	164,465
Global Ship Lease Inc (United Kingdom) 9.875% due 11/15/22 ~	200,000	210,125
Graphic Packaging International LLC
4.125% due 08/15/24	100,000	103,750
4.750% due 04/15/21	50,000	51,813
4.750% due 07/15/27 ~	200,000	210,500
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	106,830
Greif Inc 6.500% due 03/01/27 ~	90,000	95,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Griffon Corp 5.250% due 03/01/22	$367,000	$371,587
Grinding Media Inc 7.375% due 12/15/23 ~	240,000	230,400
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	47,500
Ingram Micro Inc 5.450% due 12/15/24	250,000	259,184
International Airport Finance SA (Spain) 12.000% due 03/15/33 ~	200,000	222,750
Intertape Polymer Group Inc (Canada) 7.000% due 10/15/26 ~	60,000	62,700
Itron Inc 5.000% due 01/15/26 ~	25,000	25,820
James Hardie International Finance DAC 4.750% due 01/15/25 ~	200,000	207,000
JELD-WEN Inc
4.625% due 12/15/25 ~	100,000	100,628
4.875% due 12/15/27 ~	100,000	99,250
JPW Industries Holding Corp 9.000% due 10/01/24 ~	50,000	47,500
Koppers Inc 6.000% due 02/15/25 ~	200,000	201,126
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	53,500
LABL Escrow Issuer LLC
6.750% due 07/15/26 ~	185,000	192,747
10.500% due 07/15/27 ~	375,000	379,687
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	166,500
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	46,575
LSB Industries Inc 9.625% due 05/01/23 ~	150,000	159,000
Masonite International Corp
5.375% due 02/01/28 ~	134,000	140,198
5.750% due 09/15/26 ~	75,000	79,406
MasTec Inc 4.875% due 03/15/23	100,000	101,875
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	485,000	501,878
7.250% due 04/15/25 ~	355,000	336,913
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	51,000
Mueller Water Products Inc 5.500% due 06/15/26 ~	100,000	104,750
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	250,000	191,250
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	157,000	91,060
New Enterprise Stone & Lime Co Inc
6.250% due 03/15/26 ~	100,000	102,500
10.125% due 04/01/22 ~	125,000	129,063
Norbord Inc (Canada)
5.750% due 07/15/27 ~	125,000	128,438
6.250% due 04/15/23 ~	100,000	106,125
Northwest Hardwoods Inc 7.500% due 08/01/21 ~	100,000	59,000
OI European Group BV 4.000% due 03/15/23 ~	100,000	100,875
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	100,000	103,520
5.375% due 01/15/25 ~	48,000	49,380
5.875% due 08/15/23 ~	160,000	170,400
6.375% due 08/15/25 ~	300,000	319,500
Pactiv LLC
7.950% due 12/15/25	100,000	109,500
8.375% due 04/15/27	100,000	109,000
Patrick Industries Inc 7.500% due 10/15/27 ~	100,000	103,260

	Principal Amount	Value
PGT Escrow Issuer Inc 6.750% due 08/01/26 ~	$50,000	$54,125
Pioneer Holdings LLC (United Kingdom) 9.000% due 11/01/22 ~	50,000	52,625
Plastipak Holdings Inc 6.250% due 10/15/25 ~	50,000	41,875
RBS Global Inc 4.875% due 12/15/25 ~	176,000	181,702
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	1,005,000	1,031,381
5.750% due 10/15/20	324,651	325,739
6.875% due 02/15/21	51,981	52,176
7.000% due 07/15/24 ~	225,000	233,578
Sealed Air Corp
4.875% due 12/01/22 ~	100,000	105,375
5.125% due 12/01/24 ~	50,000	53,750
5.250% due 04/01/23 ~	100,000	107,000
5.500% due 09/15/25 ~	450,000	486,000
6.500% due 12/01/20 ~	25,000	25,844
6.875% due 07/15/33 ~	54,000	63,450
Sensata Technologies BV
4.875% due 10/15/23 ~	100,000	105,750
5.000% due 10/01/25 ~	250,000	268,437
Sensata Technologies Inc 4.375% due 02/15/30 ~	150,000	150,375
Silgan Holdings Inc 4.750% due 03/15/25	100,000	102,750
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	103,750
Standard Industries Inc
4.750% due 01/15/28 ~	374,000	387,991
5.000% due 02/15/27 ~	100,000	103,780
5.375% due 11/15/24 ~	400,000	413,500
5.500% due 02/15/23 ~	150,000	153,375
6.000% due 10/15/25 ~	200,000	210,692
Stericycle Inc 5.375% due 07/15/24 ~	101,000	104,030
Stevens Holding Co Inc 6.125% due 10/01/26 ~	100,000	106,875
Summit Materials LLC
5.125% due 06/01/25 ~	100,000	102,750
6.125% due 07/15/23	200,000	204,500
6.500% due 03/15/27 ~	175,000	187,250
Teekay Offshore Partners LP 8.500% due 07/15/23 ~	110,000	109,175
Tennant Co 5.625% due 05/01/25	100,000	104,500
Terex Corp 5.625% due 02/01/25 ~	80,000	82,200
Tervita Corp (Canada) 7.625% due 12/01/21 ~	200,000	204,250
The ADT Security Corp
3.500% due 07/15/22	650,000	654,875
4.875% due 07/15/32 ~	200,000	176,000
6.250% due 10/15/21	100,000	107,000
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	45,000
The Manitowoc Co Inc 9.000% due 04/01/26 ~	125,000	122,813
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	122,200
TransDigm Inc
6.000% due 07/15/22	100,000	101,750
6.250% due 03/15/26 ~	1,205,000	1,296,881
6.375% due 06/15/26	151,000	159,305
6.500% due 07/15/24	120,000	124,200
6.500% due 05/15/25	700,000	728,875
7.500% due 03/15/27	190,000	207,100
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	253,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Trident TPI Holdings Inc 9.250% due 08/01/24 ~	$100,000	$98,250
TriMas Corp 4.875% due 10/15/25 ~	100,000	101,938
Trinity Industries Inc 4.550% due 10/01/24	175,000	178,544
Triumph Group Inc
4.875% due 04/01/21	60,000	60,123
5.250% due 06/01/22	250,000	249,900
6.250% due 09/15/24 ~	46,000	47,964
7.750% due 08/15/25	67,000	67,838
Trivium Packaging Finance BV (Netherlands)
5.500% due 08/15/26 ~	300,000	316,110
8.500% due 08/15/27 ~	200,000	216,750
Tutor Perini Corp 6.875% due 05/01/25 ~	165,000	160,462
US Concrete Inc 6.375% due 06/01/24	200,000	209,000
Vertiv Group Corp 9.250% due 10/15/24 ~	225,000	217,969
Vertiv Intermediate Holding Corp 12.000% Cash or 13.000% PIK due 02/15/22 ~	65,000	58,581
Waste Pro USA Inc 5.500% due 02/15/26 ~	190,000	196,832
Weekley Homes LLC 6.625% due 08/15/25	100,000	100,750
Welbilt Inc 9.500% due 02/15/24	100,000	107,375
WESCO Distribution Inc
5.375% due 12/15/21	100,000	101,000
5.375% due 06/15/24	50,000	51,875
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	62,100
6.500% due 06/15/22 ~	191,000	194,820
6.750% due 08/15/24 ~	575,000	623,875
Zekelman Industries Inc 9.875% due 06/15/23 ~	30,000	31,631

		36,104,907

Technology - 4.6%

ACI Worldwide Inc 5.750% due 08/15/26 ~	115,000	122,331
Amkor Technology Inc 6.625% due 09/15/27 ~	150,000	164,250
Ascend Learning LLC 6.875% due 08/01/25 ~	95,000	98,681
Banff Merger Sub Inc 9.750% due 09/01/26 ~	440,000	422,180
Blackboard Inc 9.750% due 10/15/21 ~	50,000	49,750
Camelot Finance SA 7.875% due 10/15/24 ~	95,000	99,275
CDK Global Inc
4.875% due 06/01/27	155,000	162,161
5.000% due 10/15/24	50,000	53,375
5.250% due 05/15/29 ~	46,000	47,668
5.875% due 06/15/26	225,000	240,188
CDW LLC
4.250% due 04/01/28	79,000	80,785
5.000% due 09/01/23	100,000	102,590
5.000% due 09/01/25	305,000	318,725
5.500% due 12/01/24	100,000	110,600
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	295,000	300,531
Dell Inc
4.625% due 04/01/21	100,000	102,813
5.400% due 09/10/40	100,000	99,500
Dell International LLC
5.875% due 06/15/21 ~	426,000	433,348

	Principal Amount	Value
7.125% due 06/15/24 ~	$200,000	$211,350
Diebold Nixdorf Inc 8.500% due 04/15/24	100,000	94,625
Donnelley Financial Solutions Inc 8.250% due 10/15/24	50,000	52,000
EMC Corp 3.375% due 06/01/23	870,000	872,262
Entegris Inc 4.625% due 02/10/26 ~	202,000	210,080
Everi Payments Inc 7.500% due 12/15/25 ~	100,000	105,625
Exela Intermediate LLC 10.000% due 07/15/23 ~	305,000	171,563
Fair Isaac Corp 5.250% due 05/15/26 ~	100,000	107,250
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	195,000	211,294
Harland Clarke Holdings Corp
8.375% due 08/15/22 ~	245,000	202,125
9.250% due 03/01/21 ~	200,000	187,500
Infor US Inc 6.500% due 05/15/22	651,000	664,020
Informatica LLC 7.125% due 07/15/23 ~	151,000	154,020
IQVIA Inc
5.000% due 10/15/26 ~	200,000	210,250
5.000% due 05/15/27 ~	200,000	210,000
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	90,066
Leidos Holdings Inc 4.450% due 12/01/20	100,000	101,780
MSCI Inc
4.750% due 08/01/26 ~	155,000	162,750
5.250% due 11/15/24 ~	345,000	357,938
5.375% due 05/15/27 ~	150,000	160,500
5.750% due 08/15/25 ~	151,000	159,116
MTS Systems Corp 5.750% due 08/15/27 ~	100,000	104,250
NCR Corp
5.000% due 07/15/22	413,000	418,162
5.750% due 09/01/27 ~	80,000	83,100
5.875% due 12/15/21	50,000	50,563
6.125% due 09/01/29 ~	80,000	84,624
6.375% due 12/15/23	144,000	148,320
Nuance Communications Inc
5.625% due 12/15/26	180,000	190,800
6.000% due 07/01/24	100,000	104,500
Open Text Corp (Canada)
5.625% due 01/15/23 ~	180,000	185,175
5.875% due 06/01/26 ~	408,000	436,642
Pitney Bowes Inc
4.125% due 10/01/21	200,000	202,000
4.625% due 03/15/24	30,000	28,650
5.200% due 04/01/23	300,000	297,000
PTC Inc 6.000% due 05/15/24	115,000	120,750
Qorvo Inc
4.375% due 10/15/29 ~	150,000	151,313
5.500% due 07/15/26	295,000	312,331
Rackspace Hosting Inc 8.625% due 11/15/24 ~	365,000	337,589
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	79,750
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	104,250
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	350,000	374,500
Solera LLC 10.500% due 03/01/24 ~	570,000	605,408

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Sophia LP 9.000% due 09/30/23 ~	$100,000	$102,875
SS&C Technologies Inc 5.500% due 09/30/27 ~	568,000	594,639
Tempo Acquisition LLC 6.750% due 06/01/25 ~	320,000	331,200
The Dun & Bradstreet Corp
6.875% due 08/15/26 ~	245,000	267,509
10.250% due 02/15/27 ~	250,000	277,500
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	151,389
Veritas US Inc
7.500% due 02/01/23 ~	200,000	198,689
10.500% due 02/01/24 ~	200,000	190,000
Western Digital Corp 4.750% due 02/15/26	650,000	670,312
Xerox Corp 4.125% due 03/15/23	840,000	857,850
4.500% due 05/15/21	200,000	205,500
6.750% due 12/15/39	100,000	102,000

		16,074,005

Utilities - 2.6%

AES Corp
4.000% due 03/15/21	15,000	15,319
4.500% due 03/15/23	30,000	30,750
4.875% due 05/15/23	174,000	177,480
5.125% due 09/01/27	176,000	187,440
5.500% due 04/15/25	593,000	617,461
AmeriGas Partners LP
5.500% due 05/20/25	65,000	70,119
5.625% due 05/20/24	90,000	96,806
5.750% due 05/20/27	100,000	108,250
5.875% due 08/20/26	515,000	567,298
Calpine Corp
5.250% due 06/01/26 ~	500,000	519,375
5.375% due 01/15/23	450,000	456,750
5.500% due 02/01/24	100,000	101,375
5.750% due 01/15/25	425,000	437,219
5.875% due 01/15/24 ~	75,000	76,875
6.000% due 01/15/22 ~	100,000	100,710
Clearway Energy Operating LLC
5.375% due 08/15/24	150,000	154,313
5.750% due 10/15/25	300,000	300,509
5.750% due 10/15/25 ~	300,000	316,875
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	261,250
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	46,500
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	300,750
4.250% due 07/15/24 ~	85,000	87,763
4.250% due 09/15/24 ~	136,000	140,760
4.500% due 09/15/27 ~	158,000	162,147
NRG Energy Inc
5.250% due 06/15/29 ~	81,000	87,403
5.750% due 01/15/28	197,000	212,514
6.625% due 01/15/27	270,000	293,517
7.250% due 05/15/26	655,000	719,845
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	100,000	101,000
Talen Energy Supply LLC
6.500% due 06/01/25	428,000	327,420
6.625% due 01/15/28 ~	150,000	148,125
7.250% due 05/15/27 ~	79,000	80,683
10.500% due 01/15/26 ~	100,000	86,500
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	103,000

	Principal Amount	Value
TransAlta Corp (Canada) 6.500% due 03/15/40	$100,000	$102,264
Vistra Energy Corp 5.875% due 06/01/23	300,000	307,575
Vistra Operations Co LLC
5.000% due 07/31/27 ~	253,000	261,142
5.500% due 09/01/26 ~	150,000	157,305
5.625% due 02/15/27 ~	750,000	791,947

		9,114,334

Total Corporate Bonds & Notes (Cost $343,449,819)		345,678,711

	Shares

SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds T-Fund Portfolio, 1.870%	639,712	639,712

Total Short-Term Investment (Cost $639,712)		639,712

TOTAL INVESTMENTS - 98.9% (Cost $344,089,531)		346,318,423

OTHER ASSETS & LIABILITIES, NET - 1.1%		3,740,918

NET ASSETS - 100.0%		$350,059,341

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $432,093 or 0.1% of the Fund’s net assets were in default as of September 30, 2019.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$345,678,711	$-	$345,678,711	$-
	Short-Term Investment	639,712	639,712	-	-

	Total	$346,318,423	$639,712	$345,678,711	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Basic Materials - 0.9%

Air Products & Chemicals Inc	1,546	$342,996
Axalta Coating Systems Ltd *	3,275	98,741
CF Industries Holdings Inc	1,102	54,218
Ecolab Inc	12,754	2,525,802
Element Solutions Inc *	4,458	45,382
NewMarket Corp	324	152,957
PPG Industries Inc	3,870	458,634
Royal Gold Inc	1,066	131,342
RPM International Inc	1,044	71,838
Southern Copper Corp (Peru)	3,071	104,813
The Sherwin-Williams Co	4,167	2,291,308
Versum Materials Inc	5,579	295,297
WR Grace & Co	2,879	192,202

		6,765,530

Communications - 19.5%

Alphabet Inc ‘A’ *	15,102	18,441,656
Alphabet Inc ‘C’ *	15,330	18,687,270
Altice USA Inc ‘A’ *	15,782	452,628
Amazon.com Inc *	20,875	36,237,121
AMC Networks Inc ‘A’ *	1,988	97,730
Anaplan Inc *	4,132	194,204
Arista Networks Inc *	2,965	708,398
Booking Holdings Inc *	2,141	4,201,948
Cable One Inc	224	281,053
CBS Corp ‘B’	15,169	612,373
CDW Corp	7,357	906,677
Charter Communications Inc ‘A’ *	4,721	1,945,618
Cisco Systems Inc	216,273	10,686,049
Comcast Corp ‘A’	106,822	4,815,536
Corning Inc	12,488	356,158
eBay Inc	40,023	1,560,097
Etsy Inc *	6,037	341,090
Expedia Group Inc	6,099	819,767
F5 Networks Inc *	2,749	386,015
Facebook Inc ‘A’ *	120,556	21,468,612
FactSet Research Systems Inc	1,913	464,802
FireEye Inc *	10,042	133,960
Fox Corp ‘A’	1,716	54,114
Fox Corp ‘B’	797	25,137
GoDaddy Inc ‘A’ *	8,946	590,257
GrubHub Inc *	4,540	255,193
IAC/InterActiveCorp *	2,199	479,316
Lyft Inc ‘A’ *	217	8,862
Match Group Inc	2,812	200,889
Motorola Solutions Inc	6,115	1,042,057
Netflix Inc *	21,242	5,684,784
Nexstar Media Group Inc ‘A’	1,745	178,531
Okta Inc *	5,087	500,866
Omnicom Group Inc	5,707	446,858
Pagerduty Inc *	506	14,294
Palo Alto Networks Inc *	4,724	962,893
Proofpoint Inc *	2,768	357,210
RingCentral Inc ‘A’ *	3,607	453,256
Roku Inc *	4,297	437,263
Sinclair Broadcast Group Inc ‘A’	2,844	121,553
Sirius XM Holdings Inc	68,936	431,195
Spotify Technology SA *	5,928	675,792
Switch Inc ‘A’	2,575	40,221
T-Mobile US Inc *	8,271	651,507
The Interpublic Group of Cos Inc	1,543	33,267
The New York Times Co ‘A’	1,534	43,688
The Trade Desk Inc ‘A’ *	1,948	365,347
TripAdvisor Inc *	4,898	189,455
Twitter Inc *	37,855	1,559,626

	Shares	Value
Uber Technologies Inc *	982	$29,922
Ubiquiti Inc	817	96,618
VeriSign Inc *	3,624	683,595
Wayfair Inc ‘A’ *	3,132	351,160
World Wrestling Entertainment Inc ‘A’	2,191	155,890
Zayo Group Holdings Inc *	11,207	379,917
Zendesk Inc *	5,542	403,901

		141,703,196

Consumer, Cyclical - 9.5%

Advance Auto Parts Inc	845	139,763
Alaska Air Group Inc	2,786	180,839
Allison Transmission Holdings Inc	5,502	258,869
American Airlines Group Inc	2,030	54,749
Aptiv PLC	889	77,716
AutoZone Inc *	1,230	1,334,083
Best Buy Co Inc	2,421	167,025
Burlington Stores Inc *	3,314	662,203
Capri Holdings Ltd *	3,043	100,906
CarMax Inc *	3,881	341,528
Carter’s Inc	1,025	93,490
Carvana Co *	2,247	148,302
Casey’s General Stores Inc	464	74,778
Chipotle Mexican Grill Inc *	1,286	1,080,844
Choice Hotels International Inc	748	66,542
Columbia Sportswear Co	984	95,340
Copart Inc *	9,912	796,231
Costco Wholesale Corp	22,172	6,387,975
Darden Restaurants Inc	6,161	728,353
Delta Air Lines Inc	5,801	334,138
Dolby Laboratories Inc ‘A’	421	27,213
Dollar General Corp	12,267	1,949,717
Dollar Tree Inc *	6,391	729,597
Domino’s Pizza Inc	2,038	498,474
Dunkin’ Brands Group Inc	3,796	301,251
Fastenal Co	25,902	846,218
Five Below Inc *	2,708	341,479
Floor & Decor Holdings Inc ‘A’ *	3,463	177,132
Hanesbrands Inc	14,371	220,164
Hasbro Inc	5,793	687,571
Hilton Grand Vacations Inc *	644	20,608
Hilton Worldwide Holdings Inc	14,265	1,328,214
IAA Inc *	6,032	251,715
JetBlue Airways Corp *	1,332	22,311
KAR Auction Services Inc	5,939	145,802
L Brands Inc	1,793	35,125
Las Vegas Sands Corp	8,171	471,957
Lennar Corp ‘A’	5,981	334,039
Lennar Corp ‘B’	384	17,038
Live Nation Entertainment Inc *	6,552	434,660
LKQ Corp *	2,282	71,769
Lowe’s Cos Inc	39,523	4,345,949
Lululemon Athletica Inc *	5,927	1,141,125
Marriott International Inc ‘A’	13,825	1,719,415
Mattel Inc *	11,917	135,735
McDonald’s Corp	6,214	1,334,208
MGM Resorts International	2,065	57,242
NIKE Inc ‘B’	62,244	5,845,957
Nordstrom Inc	5,571	187,576
Norwegian Cruise Line Holdings Ltd *	2,196	113,687
NVR Inc *	162	602,211
O’Reilly Automotive Inc *	3,799	1,513,940
Ollie’s Bargain Outlet Holdings Inc *	2,651	155,455
Planet Fitness Inc ‘A’ *	4,267	246,931
Polaris Inc	2,654	233,579
Pool Corp	1,962	395,735
Ross Stores Inc	18,076	1,985,649
Six Flags Entertainment Corp	381	19,351
Skechers U.S.A. Inc ‘A’ *	2,451	91,545
Southwest Airlines Co	14,433	779,526

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Starbucks Corp	60,393	$5,339,949
Target Corp	1,333	142,511
Tempur Sealy International Inc *	2,323	179,336
Tesla Inc *	7,059	1,700,301
The Home Depot Inc	31,702	7,355,498
The Madison Square Garden Co ‘A’ *	93	24,507
The Scotts Miracle-Gro Co	1,990	202,622
The TJX Cos Inc	61,287	3,416,137
The Toro Co	5,230	383,359
The Wendy’s Co	9,483	189,470
Tractor Supply Co	6,036	545,896
Ulta Beauty Inc *	2,818	706,332
Under Armour Inc ‘A’ *	6,365	126,918
Under Armour Inc ‘C’ *	6,566	119,042
United Airlines Holdings Inc *	2,671	236,143
Vail Resorts Inc	1,820	414,159
VF Corp	15,539	1,382,816
WABCO Holdings Inc *	2,207	295,186
Williams-Sonoma Inc	619	42,080
WW Grainger Inc	2,206	655,513
Wyndham Hotels & Resorts Inc	1,465	75,799
Wynn Resorts Ltd	4,107	446,513
Yum China Holdings Inc (China)	14,595	663,051
Yum! Brands Inc	13,774	1,562,385

		69,146,067

Consumer, Non-Cyclical - 21.2%

2U Inc *	1,060	17,257
Abbott Laboratories	37,619	3,147,582
AbbVie Inc	74,632	5,651,135
ABIOMED Inc *	2,268	403,455
Adaptive Biotechnologies Corp *	588	18,169
Agios Pharmaceuticals Inc *	284	9,202
Alexion Pharmaceuticals Inc *	8,207	803,794
Align Technology Inc *	3,960	716,443
Alnylam Pharmaceuticals Inc *	4,400	353,848
Altria Group Inc	46,184	1,888,926
AmerisourceBergen Corp	7,576	623,732
Amgen Inc	27,828	5,384,996
Anthem Inc	3,780	907,578
Automatic Data Processing Inc	21,993	3,550,110
Avalara Inc *	2,338	157,324
Avantor Inc *	8,356	122,833
Avery Dennison Corp	3,996	453,826
Baxter International Inc	11,405	997,595
Becton Dickinson and Co	1,160	293,434
Bio-Techne Corp	1,897	371,186
Biogen Inc *	3,183	741,066
BioMarin Pharmaceutical Inc *	8,927	601,680
Booz Allen Hamilton Holding Corp	6,945	493,234
Boston Scientific Corp *	69,920	2,845,045
Bright Horizons Family Solutions Inc *	2,861	436,302
Bristol-Myers Squibb Co	33,683	1,708,065
Brown-Forman Corp ‘A’	2,121	126,730
Brown-Forman Corp ‘B’	8,154	511,908
Bruker Corp	5,217	229,183
Campbell Soup Co	4,896	229,720
Cantel Medical Corp	1,082	80,934
Celgene Corp *	35,508	3,525,944
Centene Corp *	17,376	751,686
Charles River Laboratories International Inc *	2,374	314,246
Chemed Corp	791	330,298
Church & Dwight Co Inc	12,343	928,687
Cigna Corp	5,705	865,962
Cintas Corp	4,219	1,131,114
CoreLogic Inc *	232	10,735
CoStar Group Inc *	1,809	1,073,099
Danaher Corp	1,703	245,964
DexCom Inc *	4,552	679,340
Edwards Lifesciences Corp *	10,446	2,297,180

	Shares	Value
Eli Lilly & Co	43,407	$4,854,205
Encompass Health Corp	2,552	161,491
Equifax Inc	5,101	717,558
Euronet Worldwide Inc *	2,564	375,113
Exact Sciences Corp *	6,408	579,091
Exelixis Inc *	6,290	111,239
FleetCor Technologies Inc *	4,285	1,228,852
Gartner Inc *	4,415	631,301
Gilead Sciences Inc	9,366	593,617
Global Payments Inc	15,004	2,385,636
Grand Canyon Education Inc *	227	22,291
Guardant Health Inc *	1,917	122,362
H&R Block Inc	1,616	38,170
HCA Healthcare Inc	8,080	972,994
Henry Schein Inc *	973	61,785
Herbalife Nutrition Ltd *	879	33,279
Hill-Rom Holdings Inc	1,780	187,309
Hologic Inc *	10,657	538,072
Horizon Therapeutics PLC *	1,063	28,945
Humana Inc	2,901	741,699
ICU Medical Inc *	302	48,199
IDEXX Laboratories Inc *	4,273	1,161,957
IHS Markit Ltd *	12,470	833,994
Illumina Inc *	7,382	2,245,752
Incyte Corp *	8,910	661,389
Insulet Corp *	2,950	486,543
Intuitive Surgical Inc *	5,786	3,124,035
Ionis Pharmaceuticals Inc *	6,508	389,894
IQVIA Holdings Inc *	3,820	570,632
Jazz Pharmaceuticals PLC *	2,424	310,611
Johnson & Johnson	20,268	2,622,274
Kellogg Co	4,638	298,455
Laboratory Corp of America Holdings *	326	54,768
Lamb Weston Holdings Inc	1,908	138,750
MarketAxess Holdings Inc	1,837	601,617
Masimo Corp *	2,325	345,937
McCormick & Co Inc	3,966	619,886
McKesson Corp	988	135,020
Merck & Co Inc	123,212	10,371,986
Moderna Inc *	9,272	147,610
Molina Healthcare Inc *	2,499	274,190
Monster Beverage Corp *	19,394	1,126,016
Moody’s Corp	8,304	1,700,908
Morningstar Inc	999	145,994
Nektar Therapeutics *	1,323	24,098
Neurocrine Biosciences Inc *	4,606	415,047
Nielsen Holdings PLC	2,239	47,579
Paylocity Holding Corp *	1,633	159,348
PayPal Holdings Inc *	59,263	6,139,054
Penumbra Inc *	1,590	213,839
PepsiCo Inc	59,354	8,137,433
Pilgrim’s Pride Corp *	949	30,411
Post Holdings Inc *	1,502	158,972
PRA Health Sciences Inc *	3,185	316,048
Quanta Services Inc	1,669	63,088
Regeneron Pharmaceuticals Inc *	869	241,061
ResMed Inc	7,140	964,685
Robert Half International Inc	5,773	321,325
Rollins Inc	7,298	248,643
S&P Global Inc	12,410	3,040,202
Sabre Corp	2,478	55,495
Sage Therapeutics Inc *	2,511	352,268
Sarepta Therapeutics Inc *	3,502	263,771
Seattle Genetics Inc *	5,788	494,295
Service Corp International	3,288	157,199
ServiceMaster Global Holdings Inc *	1,110	62,049
Sprouts Farmers Market Inc *	2,857	55,254
Square Inc ‘A’ *	17,094	1,058,973
STERIS PLC	245	35,400
Stryker Corp	17,275	3,736,582
Sysco Corp	24,116	1,914,810

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Teleflex Inc	2,319	$787,880
The Clorox Co	5,187	787,750
The Coca-Cola Co	131,990	7,185,536
The Cooper Cos Inc	332	98,604
The Estee Lauder Cos Inc ‘A’	10,799	2,148,461
The Hershey Co	6,330	981,087
The Procter & Gamble Co	7,226	898,770
Thermo Fisher Scientific Inc	13,718	3,995,642
TransUnion	9,488	769,572
TreeHouse Foods Inc *	473	26,228
United Rentals Inc *	2,752	343,009
UnitedHealth Group Inc	47,708	10,367,903
Varian Medical Systems Inc *	4,522	538,525
Verisk Analytics Inc	8,088	1,279,036
Vertex Pharmaceuticals Inc *	12,921	2,189,076
WellCare Health Plans Inc *	2,259	585,465
West Pharmaceutical Services Inc	2,764	391,990
WEX Inc *	2,184	441,321
Zoetis Inc	24,113	3,004,239

		154,358,996

Energy - 0.3%

Cabot Oil & Gas Corp	12,690	222,963
Cheniere Energy Inc *	6,772	427,042
Diamondback Energy Inc	1,723	154,915
Equitrans Midstream Corp	1,047	15,234
ONEOK Inc	6,652	490,186
Parsley Energy Inc ‘A’	7,924	133,123
Pioneer Natural Resources Co	3,615	454,659

		1,898,122

Financial - 8.4%

Air Lease Corp	296	12,379
Alleghany Corp *	72	57,439
Alliance Data Systems Corp	246	31,520
American Express Co	19,263	2,278,428
American Homes 4 Rent ‘A’ REIT	5,555	143,819
American Tower Corp REIT	22,144	4,896,703
Americold Realty Trust REIT	9,493	351,905
Ameriprise Financial Inc	952	140,039
Aon PLC	11,800	2,284,126
Arch Capital Group Ltd *	2,686	112,758
Arthur J Gallagher & Co	1,965	176,005
Athene Holding Ltd ‘A’ *	2,782	117,011
Axis Capital Holdings Ltd	483	32,226
Brookfield Property REIT Inc ‘A’	3,711	75,667
Brown & Brown Inc	722	26,035
Cboe Global Markets Inc	1,410	162,023
CBRE Group Inc ‘A’ *	6,101	323,414
CIT Group Inc	398	18,033
Colony Capital Inc REIT	2,309	13,900
Comerica Inc	549	36,228
CoreSite Realty Corp REIT	1,473	179,485
Credit Acceptance Corp *	476	219,584
Crown Castle International Corp REIT	20,889	2,903,780
Discover Financial Services	5,588	453,131
E*TRADE Financial Corp	2,322	101,448
Equinix Inc REIT	4,218	2,432,942
Equity LifeStyle Properties Inc REIT	4,385	585,836
Erie Indemnity Co ‘A’	841	156,132
Evercore Inc ‘A’	748	59,915
Everest Re Group Ltd	630	167,637
Extra Space Storage Inc REIT	5,102	596,016
First Republic Bank	1,517	146,694
Interactive Brokers Group Inc ‘A’	1,014	54,533
Intercontinental Exchange Inc	11,235	1,036,653
Iron Mountain Inc REIT	1,608	52,083
Jones Lang LaSalle Inc	290	40,327
Kemper Corp	587	45,757
Lamar Advertising Co ‘A’ REIT	4,360	357,215

	Shares	Value
Lazard Ltd ‘A’	2,057	$71,995
LendingTree Inc *	388	120,447
LPL Financial Holdings Inc	4,097	335,544
Markel Corp *	52	61,459
Marsh & McLennan Cos Inc	22,492	2,250,325
Mastercard Inc ‘A’	45,305	12,303,479
Outfront Media Inc REIT	1,102	30,614
Primerica Inc	1,532	194,916
Public Storage REIT	5,640	1,383,323
Raymond James Financial Inc	1,514	124,844
RenaissanceRe Holdings Ltd (Bermuda)	839	162,305
SBA Communications Corp REIT	5,659	1,364,668
SEI Investments Co	3,166	187,601
Signature Bank	1,370	163,331
Simon Property Group Inc REIT	13,736	2,138,008
Sun Communities Inc REIT	1,119	166,116
SVB Financial Group *	198	41,372
Synchrony Financial	9,053	308,617
Synovus Financial Corp	581	20,777
T Rowe Price Group Inc	3,303	377,368
TD Ameritrade Holding Corp	12,027	561,661
The Charles Schwab Corp	35,381	1,479,987
The Howard Hughes Corp *	644	83,462
The Progressive Corp	9,551	737,815
The Travelers Cos Inc	2,090	310,762
The Western Union Co	4,857	112,537
UDR Inc REIT	746	36,166
Virtu Financial Inc ‘A’	1,043	17,063
Visa Inc ‘A’	87,755	15,094,737
Voya Financial Inc	545	29,670
Western Alliance Bancorp	528	24,330

		61,174,125

Industrial - 9.1%

3M Co	21,602	3,551,369
Acuity Brands Inc	526	70,900
Agilent Technologies Inc	1,537	117,780
Allegion PLC	3,506	363,397
AMETEK Inc	9,108	836,297
Amphenol Corp ‘A’	14,697	1,418,260
AO Smith Corp	1,170	55,821
AptarGroup Inc	1,276	151,142
Armstrong World Industries Inc	2,465	238,365
Ball Corp	16,598	1,208,500
Berry Global Group Inc *	2,607	102,377
BWX Technologies Inc	3,642	208,359
Carlisle Cos Inc	2,405	350,024
Caterpillar Inc	2,125	268,409
CH Robinson Worldwide Inc	5,217	442,297
Cognex Corp	8,320	408,762
Crown Holdings Inc *	3,869	255,586
CSX Corp	13,717	950,177
Deere & Co	1,806	304,636
Donaldson Co Inc	6,495	338,260
Dover Corp	3,249	323,470
Eagle Materials Inc	1,740	156,617
Emerson Electric Co	2,749	183,798
Expeditors International of Washington Inc	6,189	459,781
FLIR Systems Inc	701	36,866
Flowserve Corp	1,427	66,655
Fortive Corp	3,411	233,858
Fortune Brands Home & Security Inc	2,292	125,372
General Dynamics Corp	881	160,985
Genesee & Wyoming Inc ‘A’ *	501	55,365
Graco Inc	8,174	376,331
HEICO Corp	2,012	251,259
HEICO Corp ‘A’	3,775	367,345
Hexcel Corp	3,994	328,027
Honeywell International Inc	17,705	2,995,686
Hubbell Inc	1,540	202,356

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Huntington Ingalls Industries Inc	1,598	$338,440
IDEX Corp	1,863	305,308
Illinois Tool Works Inc	16,368	2,561,428
Ingersoll-Rand PLC	11,458	1,411,740
Jabil Inc	1,613	57,697
JB Hunt Transport Services Inc	1,367	151,259
Keysight Technologies Inc *	9,432	917,262
L3Harris Technologies Inc	5,581	1,164,420
Landstar System Inc	1,732	194,989
Lennox International Inc	1,609	390,939
Lincoln Electric Holdings Inc	2,766	239,978
Lockheed Martin Corp	12,476	4,866,389
Martin Marietta Materials Inc	988	270,811
Mettler-Toledo International Inc *	1,225	862,890
National Instruments Corp	368	15,452
Nordson Corp	2,660	389,052
Norfolk Southern Corp	1,829	328,598
Northrop Grumman Corp	7,994	2,996,071
Old Dominion Freight Line Inc	1,349	229,290
PerkinElmer Inc	1,223	104,163
Raytheon Co	8,749	1,716,466
Republic Services Inc	761	65,865
Rockwell Automation Inc	5,837	961,938
Roper Technologies Inc	819	292,055
Sealed Air Corp	584	24,242
Sensata Technologies Holding PLC *	3,449	172,657
Spirit AeroSystems Holdings Inc ‘A’	4,605	378,715
The Boeing Co	26,707	10,161,212
The Middleby Corp *	2,828	330,593
TransDigm Group Inc	2,008	1,045,505
Trimble Inc *	2,167	84,101
Union Pacific Corp	35,713	5,784,792
United Parcel Service Inc ‘B’	35,241	4,222,577
Universal Display Corp	2,119	355,780
Vulcan Materials Co	6,123	926,043
Wabtec Corp	2,523	181,303
Waste Management Inc	16,803	1,932,345
Waters Corp *	3,332	743,802
Woodward Inc	2,271	244,882
XPO Logistics Inc *	2,742	196,245
Xylem Inc	9,059	721,278

		66,303,061

Technology - 27.9%

Accenture PLC ‘A’	32,161	6,186,168
Activision Blizzard Inc	2,111	111,714
Adobe Inc *	24,572	6,788,015
Advanced Micro Devices Inc *	50,363	1,460,023
Akamai Technologies Inc *	7,365	673,014
Alteryx Inc ‘A’ *	2,290	246,015
Analog Devices Inc	2,561	286,141
ANSYS Inc *	4,200	929,712
Apple Inc	228,278	51,127,424
Applied Materials Inc	25,206	1,257,779
Aspen Technology Inc *	3,506	431,518
Atlassian Corp PLC ‘A’ *	5,301	664,957
Autodesk Inc *	8,544	1,261,949
Black Knight Inc *	7,162	437,312
Broadcom Inc	19,484	5,378,948
Broadridge Financial Solutions Inc	5,765	717,339
Cadence Design Systems Inc *	14,003	925,318
CDK Global Inc	6,207	298,495
Ceridian HCM Holding Inc *	3,308	163,316
Cerner Corp	15,958	1,087,857
Change Healthcare Inc *	1,255	15,160
Citrix Systems Inc	5,679	548,137
Cognizant Technology Solutions Corp ‘A’	2,060	124,146
Coupa Software Inc *	3,056	395,966
Cree Inc *	403	19,747
Dell Technologies Inc ‘C’ *	5,533	286,941

	Shares	Value
DocuSign Inc *	7,601	$470,654
Dropbox Inc ‘A’ *	10,659	214,992
Dynatrace Inc *	1,494	27,893
Elastic NV*	2,231	183,701
Electronic Arts Inc *	13,212	1,292,398
Entegris Inc	6,781	319,114
EPAM Systems Inc *	2,583	470,933
Fair Isaac Corp *	1,422	431,605
Fidelity National Information Services Inc	18,796	2,495,357
Fiserv Inc *	28,383	2,940,195
Fortinet Inc *	7,179	551,060
Genpact Ltd	8,759	339,411
Guidewire Software Inc *	4,170	439,435
HP Inc	3,962	74,961
HubSpot Inc *	1,977	299,733
International Business Machines Corp	27,067	3,936,083
Intuit Inc	12,541	3,335,154
IPG Photonics Corp *	130	17,628
Jack Henry & Associates Inc	3,447	503,159
KLA Corp	8,022	1,279,108
Lam Research Corp	6,391	1,477,024
Manhattan Associates Inc *	3,224	260,080
Maxim Integrated Products Inc	5,259	304,549
Medallia Inc *	639	17,528
Medidata Solutions Inc *	3,034	277,611
Microchip Technology Inc	3,368	312,921
Microsoft Corp	381,581	53,051,206
MongoDB Inc *	2,104	253,490
Monolithic Power Systems Inc	2,123	330,402
MSCI Inc	4,121	897,348
NCR Corp *	6,041	190,654
NetApp Inc	12,052	632,851
New Relic Inc *	2,596	159,524
Nutanix Inc ‘A’ *	7,174	188,317
NVIDIA Corp	29,455	5,127,232
Oracle Corp	113,141	6,226,149
Paychex Inc	16,125	1,334,666
Paycom Software Inc *	2,460	515,345
Pegasystems Inc	1,866	126,981
Pluralsight Inc ‘A’ *	3,136	52,669
PTC Inc *	5,144	350,718
Pure Storage Inc ‘A’ *	11,516	195,081
QUALCOMM Inc	61,358	4,680,388
RealPage Inc *	3,999	251,377
salesforce.com Inc *	41,349	6,137,846
ServiceNow Inc *	9,394	2,384,667
Skyworks Solutions Inc	444	35,187
Smartsheet Inc ‘A’ *	4,291	154,605
SolarWinds Corp *	561	10,350
Splunk Inc *	7,533	887,839
SS&C Technologies Holdings Inc	9,961	513,689
Synopsys Inc *	7,513	1,031,159
Take-Two Interactive Software Inc *	2,569	321,998
Teradata Corp *	5,872	182,032
Teradyne Inc	8,538	494,436
Texas Instruments Inc	47,311	6,114,474
Twilio Inc ‘A’ *	6,021	662,069
Tyler Technologies Inc *	1,877	492,712
Veeva Systems Inc ‘A’ *	6,530	997,066
VMware Inc ‘A’	3,859	579,082
Workday Inc ‘A’ *	8,024	1,363,759
Xilinx Inc	12,765	1,224,163
Zebra Technologies Corp ‘A’ *	2,681	553,278
Zscaler Inc *	3,096	146,317
Zynga Inc ‘A’ *	9,312	54,196

		203,000,720

Total Common Stocks (Cost $448,664,122)		704,349,817

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.3%
iShares Russell 1000 Growth	107,538	$17,166,291

Total Exchange-Traded Fund (Cost $17,269,591)		17,166,291

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $5,506,625; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $5,616,863)	$5,506,571	5,506,571

Total Short-Term Investment (Cost $5,506,571)		5,506,571

TOTAL INVESTMENTS - 99.9% (Cost $471,440,284)		727,022,679

DERIVATIVES - (0.0%)		(78,404)

OTHER ASSETS & LIABILITIES, NET - 0.1%		485,827

NET ASSETS - 100.0%		$727,430,102

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-MINI Index	12/19	18	$2,848,909	$2,797,380	($51,529)
S&P 500 E-Mini Index	12/19	19	2,856,450	2,829,575	(26,875)

Total Futures Contracts					($78,404)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$704,349,817	$704,349,817	$-	$-
	Exchange-Traded Fund	17,166,291	17,166,291	-	-
	Short-Term Investment	5,506,571	-	5,506,571	-

	Total Assets	727,022,679	721,516,108	5,506,571	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(78,404)	(78,404)	-	-

	Total Liabilities	(78,404)	(78,404)	-	-

	Total	$726,944,275	$721,437,704	$5,506,571	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 3.6%

Air Products & Chemicals Inc	10,322	$2,290,039
Albemarle Corp	5,760	400,435
Alcoa Corp *	10,309	206,902
Ashland Global Holdings Inc	3,358	258,734
Axalta Coating Systems Ltd *	7,817	235,683
Cabot Corp	3,331	150,961
Celanese Corp	6,756	826,191
CF Industries Holdings Inc	10,754	529,097
Domtar Corp	3,529	126,373
Dow Inc	40,944	1,950,982
DuPont de Nemours Inc	40,990	2,922,997
Eastman Chemical Co	7,487	552,765
Element Solutions Inc *	6,637	67,565
FMC Corp	7,281	638,398
Freeport-McMoRan Inc	79,777	763,466
Huntsman Corp	11,984	278,748
International Flavors & Fragrances Inc	5,917	725,957
International Paper Co	21,518	899,883
Linde PLC (United Kingdom)	29,753	5,763,751
LyondellBasell Industries NV ‘A’	14,577	1,304,204
NewMarket Corp	29	13,691
Newmont Goldcorp Corp	44,673	1,694,000
Nucor Corp	16,697	850,044
Olin Corp	9,063	169,659
PPG Industries Inc	8,701	1,031,155
Reliance Steel & Aluminum Co	3,553	354,092
Royal Gold Inc	2,441	300,756
RPM International Inc	5,704	392,492
Southern Copper Corp (Peru)	1,265	43,174
Steel Dynamics Inc	11,485	342,253
The Chemours Co	9,051	135,222
The Mosaic Co	19,374	397,167
United States Steel Corp	9,722	112,289
Univar Solutions Inc *	8,741	181,463
Valvoline Inc	10,203	224,772
Westlake Chemical Corp	1,956	128,157

		27,263,517

Communications - 8.2%

AT&T Inc	400,388	15,150,682
CBS Corp ‘B’	1,815	73,271
CenturyLink Inc	60,371	753,430
Charter Communications Inc ‘A’ *	3,596	1,481,983
Ciena Corp *	8,582	336,672
Comcast Corp ‘A’	130,949	5,903,181
CommScope Holding Co Inc *	10,457	122,974
Corning Inc	29,292	835,408
Discovery Inc ‘A’ *	8,722	232,267
Discovery Inc ‘C’ *	19,311	475,437
DISH Network Corp ‘A’ *	12,808	436,369
EchoStar Corp ‘A’ *	2,497	98,931
Expedia Group Inc	997	134,007
F5 Networks Inc *	242	33,982
Fox Corp ‘A’	17,303	545,650
Fox Corp ‘B’	8,036	253,455
GCI Liberty Inc ‘A’ *	5,373	333,502
IAC/InterActiveCorp *	1,726	376,216
John Wiley & Sons Inc ‘A’	2,507	110,158
Juniper Networks Inc	19,077	472,156
Liberty Broadband Corp ‘A’ *	1,344	140,475
Liberty Broadband Corp ‘C’ *	5,685	595,049
Liberty Media Corp-Liberty Formula One ‘A’ *	1,369	54,199
Liberty Media Corp-Liberty Formula One ‘C’ *	10,863	451,792
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,663	193,841
Liberty Media Corp-Liberty SiriusXM ‘C’ *	8,511	357,122

	Shares	Value
LogMeIn Inc	2,718	$192,869
Lyft Inc ‘A’ *	1,611	65,793
Motorola Solutions Inc	2,383	406,087
News Corp ‘A’	20,994	292,236
News Corp ‘B’	6,863	98,107
Nexstar Media Group Inc ‘A’	560	57,294
Omnicom Group Inc	5,662	443,335
Sprint Corp *	30,930	190,838
Symantec Corp	31,718	749,496
T-Mobile US Inc *	8,296	653,476
Telephone & Data Systems Inc	5,398	139,268
The Interpublic Group of Cos Inc	18,994	409,511
The New York Times Co ‘A’	7,285	207,477
The Walt Disney Co	95,749	12,478,010
TripAdvisor Inc *	565	21,854
Uber Technologies Inc *	8,924	271,914
United States Cellular Corp *	866	32,544
VeriSign Inc *	1,818	342,929
Verizon Communications Inc	227,060	13,705,342
Viacom Inc ‘A’	555	14,574
Viacom Inc ‘B’	19,496	468,489
ViaSat Inc *	3,082	232,136
Zillow Group Inc ‘A’ *	3,122	92,239
Zillow Group Inc ‘C’ *	6,841	203,999

		61,722,026

Consumer, Cyclical - 8.2%

Advance Auto Parts Inc	2,859	472,879
Alaska Air Group Inc	3,626	235,364
American Airlines Group Inc	19,867	535,813
Aptiv PLC	13,119	1,146,863
Aramark	13,459	586,543
AutoNation Inc *	2,999	152,049
Best Buy Co Inc	9,973	688,037
BorgWarner Inc	11,401	418,189
Brunswick Corp	4,656	242,671
Caesars Entertainment Corp *	31,067	362,241
Capri Holdings Ltd *	4,556	151,077
CarMax Inc *	4,850	426,800
Carnival Corp	21,748	950,605
Carter’s Inc	1,363	124,319
Casey’s General Stores Inc	1,516	244,319
Choice Hotels International Inc	1,053	93,675
Cinemark Holdings Inc	5,882	227,280
Columbia Sportswear Co	575	55,712
Copa Holdings SA ‘A’ (Panama)	1,658	163,727
Delta Air Lines Inc	25,448	1,465,805
Dick’s Sporting Goods Inc	3,572	145,773
Dolby Laboratories Inc ‘A’	2,971	192,045
Dollar General Corp	863	137,165
Dollar Tree Inc *	5,987	683,476
DR Horton Inc	18,625	981,724
Dunkin’ Brands Group Inc	298	23,649
Extended Stay America Inc	10,398	152,227
Fastenal Co	3,011	98,369
Foot Locker Inc	5,969	257,622
Ford Motor Co	213,766	1,958,097
General Motors Co	67,841	2,542,681
Genuine Parts Co	7,678	764,652
Hanesbrands Inc	4,462	68,358
Harley-Davidson Inc	8,635	310,601
HD Supply Holdings Inc *	9,452	370,282
Hilton Grand Vacations Inc *	4,326	138,432
Hyatt Hotels Corp ‘A’	2,060	151,760
IAA Inc *	457	19,071
International Game Technology PLC	5,154	73,238
JetBlue Airways Corp *	14,951	250,429
KAR Auction Services Inc	457	11,219
Kohl’s Corp	8,884	441,179
L Brands Inc	10,398	203,697

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Las Vegas Sands Corp	9,841	$568,416
Lear Corp	3,339	393,668
Leggett & Platt Inc	7,197	294,645
Lennar Corp ‘A’	9,142	510,581
Lennar Corp ‘B’	482	21,386
Lions Gate Entertainment Corp ‘A’ *	2,583	23,893
Lions Gate Entertainment Corp ‘B’ *	6,209	54,267
LKQ Corp *	14,705	462,472
Macy’s Inc	16,877	262,269
Mattel Inc *	5,915	67,372
McDonald’s Corp	35,313	7,582,054
MGM Resorts International	25,396	703,977
Mohawk Industries Inc *	3,252	403,476
MSC Industrial Direct Co Inc ‘A’	2,418	175,378
Newell Brands Inc	20,719	387,860
Norwegian Cruise Line Holdings Ltd *	9,481	490,831
Nu Skin Enterprises Inc ‘A’	3,041	129,334
PACCAR Inc	18,529	1,297,215
Penske Automotive Group Inc	1,892	89,454
Polaris Inc	327	28,779
PulteGroup Inc	13,960	510,238
PVH Corp	4,079	359,890
Qurate Retail Inc ‘A’ *	21,529	222,072
Ralph Lauren Corp	2,803	267,602
Resideo Technologies Inc *	6,813	97,767
Royal Caribbean Cruises Ltd	9,390	1,017,219
Six Flags Entertainment Corp	3,995	202,906
Skechers U.S.A. Inc ‘A’ *	4,588	171,362
Southwest Airlines Co	10,724	579,203
Tapestry Inc	16,103	419,483
Target Corp	25,808	2,759,133
The Gap Inc	11,332	196,724
The Goodyear Tire & Rubber Co	13,307	191,687
The Home Depot Inc	25,998	6,032,056
The Madison Square Garden Co ‘A’ *	917	241,648
Thor Industries Inc	2,932	166,068
Tiffany & Co	6,692	619,880
Toll Brothers Inc	7,458	306,151
Under Armour Inc ‘A’ *	3,515	70,089
Under Armour Inc ‘C’ *	3,627	65,758
United Airlines Holdings Inc *	10,044	887,990
Urban Outfitters Inc *	4,039	113,456
Vail Resorts Inc	238	54,159
WABCO Holdings Inc *	459	61,391
Walgreens Boots Alliance Inc	41,801	2,312,013
Walmart Inc	77,031	9,142,039
Watsco Inc	1,776	300,464
WESCO International Inc *	2,314	110,540
Whirlpool Corp	3,382	535,574
Williams-Sonoma Inc	3,546	241,057
Wyndham Destinations Inc	5,119	235,576
Wyndham Hotels & Resorts Inc	3,729	192,938
Wynn Resorts Ltd	932	101,327
Yum China Holdings Inc (China)	3,874	175,996
Yum! Brands Inc	1,885	213,816

		61,842,313

Consumer, Non-Cyclical - 20.2%

2U Inc *	1,949	31,730
Abbott Laboratories	53,405	4,468,396
Acadia Healthcare Co Inc *	4,921	152,945
Agios Pharmaceuticals Inc *	2,552	82,685
Alexion Pharmaceuticals Inc *	2,908	284,810
Alkermes PLC *	8,638	168,527
Allergan PLC	17,934	3,018,113
Alnylam Pharmaceuticals Inc *	946	76,077
Altria Group Inc	52,392	2,142,833
AMERCO	485	189,169
Amgen Inc	2,630	508,931
Anthem Inc	9,962	2,391,876

	Shares	Value
Archer-Daniels-Midland Co	30,425	$1,249,555
Avantor Inc *	3,710	54,537
Avery Dennison Corp	300	34,071
Baxter International Inc	13,977	1,222,568
Becton Dickinson and Co	13,396	3,388,652
Beyond Meat Inc *	719	106,858
Bio-Rad Laboratories Inc ‘A’ *	1,159	385,646
Biogen Inc *	6,626	1,542,665
Bluebird Bio Inc *	3,051	280,143
Bristol-Myers Squibb Co	52,783	2,676,626
Brown-Forman Corp ‘B’	621	38,986
Bunge Ltd	7,535	426,632
Campbell Soup Co	3,974	186,460
Cantel Medical Corp	885	66,198
Cardinal Health Inc	16,491	778,210
Catalent Inc *	8,034	382,900
Centene Corp *	3,720	160,927
Cigna Corp	14,131	2,144,945
Colgate-Palmolive Co	45,965	3,378,887
Conagra Brands Inc	26,738	820,322
Constellation Brands Inc ‘A’	8,662	1,795,459
CoreLogic Inc *	4,205	194,565
Corteva Inc	40,990	1,147,720
Coty Inc ‘A’	15,756	165,596
CVS Health Corp	70,992	4,477,465
Danaher Corp	33,066	4,775,722
DaVita Inc *	6,703	382,540
DENTSPLY SIRONA Inc	12,246	652,834
Elanco Animal Health Inc *	20,317	540,229
Encompass Health Corp	2,680	169,590
Equifax Inc	1,021	143,624
Exelixis Inc *	9,775	172,871
Flowers Foods Inc	10,173	235,302
General Mills Inc	32,749	1,805,125
Gilead Sciences Inc	59,714	3,784,673
Graham Holdings Co ‘B’	223	147,949
Grand Canyon Education Inc *	2,385	234,207
Grocery Outlet Holding Corp *	875	30,345
H&R Block Inc	9,486	224,059
HCA Healthcare Inc	6,008	723,483
Henry Schein Inc *	7,209	457,772
Herbalife Nutrition Ltd *	4,908	185,817
Hill-Rom Holdings Inc	1,789	188,256
Hologic Inc *	2,894	146,118
Horizon Therapeutics PLC *	8,999	245,043
Hormel Foods Corp	15,016	656,650
Humana Inc	4,212	1,076,882
ICU Medical Inc *	740	118,104
IHS Markit Ltd *	8,144	544,671
Ingredion Inc	3,754	306,852
Integra LifeSciences Holdings Corp *	3,925	235,775
IQVIA Holdings Inc *	5,705	852,213
Jazz Pharmaceuticals PLC *	260	33,316
Johnson & Johnson	123,678	16,001,460
Kellogg Co	8,421	541,891
Keurig Dr Pepper Inc	11,310	308,989
Kimberly-Clark Corp	18,664	2,651,221
Laboratory Corp of America Holdings *	5,038	846,384
Lamb Weston Holdings Inc	6,003	436,538
Macquarie Infrastructure Corp	4,016	158,512
ManpowerGroup Inc	3,325	280,098
McCormick & Co Inc	2,402	375,433
McKesson Corp	9,016	1,232,127
MEDNAX Inc *	4,472	101,157
Medtronic PLC	73,627	7,997,365
Merck & Co Inc	7,437	626,047
Moderna Inc *	1,095	17,432
Molina Healthcare Inc *	757	83,058
Molson Coors Brewing Co ‘B’	9,573	550,448
Mondelez International Inc ‘A’	77,728	4,299,913
Mylan NV*	28,325	560,269

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Nektar Therapeutics *	7,875	$143,443
Nielsen Holdings PLC	16,981	360,846
PepsiCo Inc	12,258	1,680,572
Perrigo Co PLC	6,906	385,976
Pfizer Inc	305,162	10,964,471
Philip Morris International Inc	85,269	6,474,475
Pilgrim’s Pride Corp *	1,877	60,148
Post Holdings Inc *	1,982	209,775
Premier Inc ‘A’ *	2,871	83,029
QIAGEN NV *	12,217	402,795
Quanta Services Inc	5,869	221,848
Quest Diagnostics Inc	7,330	784,530
Regeneron Pharmaceuticals Inc *	3,548	984,215
Sabre Corp	12,565	281,393
Seaboard Corp	14	61,250
Service Corp International	6,287	300,581
ServiceMaster Global Holdings Inc *	6,360	355,524
Spectrum Brands Holdings Inc	2,303	121,404
Sprouts Farmers Market Inc *	3,438	66,491
STERIS PLC	4,311	622,896
The Clorox Co	1,308	198,646
The Coca-Cola Co	66,678	3,629,950
The Cooper Cos Inc	2,302	683,694
The Hain Celestial Group Inc *	5,268	113,130
The Hershey Co	1,017	157,625
The JM Smucker Co	6,078	668,702
The Kraft Heinz Co	34,195	955,237
The Kroger Co	43,530	1,122,203
The Procter & Gamble Co	127,705	15,883,948
Thermo Fisher Scientific Inc	6,957	2,026,365
TreeHouse Foods Inc *	2,517	139,568
Tyson Foods Inc ‘A’	15,719	1,354,035
United Rentals Inc *	1,267	157,919
United Therapeutics Corp *	2,343	186,854
Universal Health Services Inc ‘B’	4,410	655,988
US Foods Holding Corp *	11,947	491,022
WellCare Health Plans Inc *	258	66,866
West Pharmaceutical Services Inc	985	139,693
Zimmer Biomet Holdings Inc	11,206	1,538,248

		151,496,404

Energy - 8.3%

Antero Midstream Corp	12,492	92,441
Antero Resources Corp *	14,625	44,168
Apache Corp	20,583	526,925
Apergy Corp *	4,143	112,068
Baker Hughes a GE Co	34,573	802,094
Cabot Oil & Gas Corp	8,617	151,401
Centennial Resource Development Inc ‘A’ *	10,076	45,493
Cheniere Energy Inc *	5,486	345,947
Chesapeake Energy Corp *	72,212	101,819
Chevron Corp	104,580	12,403,188
Cimarex Energy Co	5,475	262,471
Concho Resources Inc	10,861	737,462
ConocoPhillips	60,946	3,472,703
Continental Resources Inc *	4,814	148,223
Devon Energy Corp	22,075	531,124
Diamondback Energy Inc	7,108	639,080
EOG Resources Inc	31,724	2,354,555
EQT Corp	14,597	155,312
Equitrans Midstream Corp	9,990	145,355
Exxon Mobil Corp	232,208	16,396,207
First Solar Inc *	4,419	256,346
Halliburton Co	47,559	896,487
Helmerich & Payne Inc	5,861	234,850
Hess Corp	14,621	884,278
HollyFrontier Corp	8,339	447,304
Kinder Morgan Inc	106,656	2,198,180
Kosmos Energy Ltd (Ghana)	20,043	125,068
Marathon Oil Corp	43,934	539,070

	Shares	Value
Marathon Petroleum Corp	35,895	$2,180,621
Murphy Oil Corp	8,439	186,586
National Oilwell Varco Inc	21,080	446,896
Noble Energy Inc	25,950	582,837
Occidental Petroleum Corp	49,002	2,179,119
ONEOK Inc	15,298	1,127,310
Parsley Energy Inc ‘A’	6,301	105,857
Patterson-UTI Energy Inc	10,901	93,204
PBF Energy Inc ‘A’	6,716	182,608
Phillips 66	24,599	2,518,938
Pioneer Natural Resources Co	5,330	670,354
Range Resources Corp	11,627	44,415
Schlumberger Ltd	75,728	2,587,626
Targa Resources Corp	12,411	498,550
The Williams Cos Inc	66,476	1,599,413
Transocean Ltd *	31,666	141,547
Valero Energy Corp	22,771	1,941,000
WPX Energy Inc *	21,917	232,101

		62,368,601

Financial - 28.9%

Affiliated Managers Group Inc	2,778	231,546
Aflac Inc	40,318	2,109,438
AGNC Investment Corp REIT	29,913	481,300
Air Lease Corp	4,985	208,473
Alexandria Real Estate Equities Inc REIT	6,112	941,492
Alleghany Corp *	695	554,443
Alliance Data Systems Corp	1,969	252,288
Ally Financial Inc	21,397	709,525
American Campus Communities Inc REIT	7,509	361,033
American Express Co	16,536	1,955,878
American Financial Group Inc	4,078	439,812
American Homes 4 Rent ‘A’ REIT	8,131	210,512
American International Group Inc	47,579	2,650,150
American National Insurance Co	443	54,812
Ameriprise Financial Inc	6,172	907,901
Annaly Capital Management Inc REIT	80,657	709,782
Apartment Investment & Management Co ‘A’ REIT	8,085	421,552
Apple Hospitality REIT Inc	11,488	190,471
Arch Capital Group Ltd *	18,242	765,799
Arthur J Gallagher & Co	8,031	719,337
Associated Banc-Corp	9,225	186,806
Assurant Inc	3,400	427,788
Assured Guaranty Ltd	5,278	234,660
Athene Holding Ltd ‘A’ *	4,811	202,351
AvalonBay Communities Inc REIT	7,605	1,637,585
AXA Equitable Holdings Inc	16,108	356,953
Axis Capital Holdings Ltd	4,041	269,616
Bank of America Corp	462,041	13,477,736
Bank of Hawaii Corp	2,294	197,123
Bank OZK	6,627	180,718
BankUnited Inc	5,132	172,538
BB&T Corp	41,805	2,231,133
Berkshire Hathaway Inc ‘B’ *	107,314	22,323,458
BGC Partners Inc ‘A’	14,326	78,793
BlackRock Inc	6,476	2,885,965
BOK Financial Corp	1,770	140,096
Boston Properties Inc REIT	8,444	1,094,849
Brandywine Realty Trust REIT	9,730	147,410
Brighthouse Financial Inc *	6,101	246,907
Brixmor Property Group Inc REIT	16,615	337,118
Brown & Brown Inc	11,989	432,323
Camden Property Trust REIT	5,107	566,928
Capital One Financial Corp	25,548	2,324,357
Cboe Global Markets Inc	4,623	531,229
CBRE Group Inc ‘A’ *	11,707	620,588
Chimera Investment Corp REIT	10,169	198,906
Chubb Ltd	24,895	4,019,049
Cincinnati Financial Corp	8,311	969,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
CIT Group Inc	4,823	$218,530
Citigroup Inc	123,897	8,558,805
Citizens Financial Group Inc	24,462	865,221
CME Group Inc	19,360	4,091,542
CNA Financial Corp	1,599	78,751
Colony Capital Inc REIT	25,435	153,119
Columbia Property Trust Inc REIT	6,321	133,689
Comerica Inc	7,661	505,549
Commerce Bancshares Inc	5,510	334,182
CoreSite Realty Corp REIT	447	54,467
Corporate Office Properties Trust REIT	5,775	171,980
Cousins Properties Inc REIT	8,064	303,126
Credit Acceptance Corp *	59	27,217
CubeSmart REIT	10,418	363,588
Cullen/Frost Bankers Inc	3,157	279,552
CyrusOne Inc REIT	6,122	484,250
Digital Realty Trust Inc REIT	11,458	1,487,363
Discover Financial Services	11,296	915,993
Douglas Emmett Inc REIT	9,074	388,639
Duke Realty Corp REIT	19,695	669,039
E*TRADE Financial Corp	10,687	466,915
East West Bancorp Inc	7,944	351,840
Eaton Vance Corp	6,188	278,027
Empire State Realty Trust Inc ‘A’ REIT	8,009	114,288
EPR Properties REIT	4,210	323,581
Equity Commonwealth REIT	6,463	221,358
Equity Residential REIT	20,033	1,728,047
Erie Indemnity Co ‘A’	454	84,285
Essex Property Trust Inc REIT	3,573	1,167,120
Evercore Inc ‘A’	1,449	116,065
Everest Re Group Ltd	1,550	412,440
Extra Space Storage Inc REIT	1,302	152,100
Federal Realty Investment Trust REIT	4,085	556,132
Fidelity National Financial Inc	14,569	647,009
Fifth Third Bancorp	40,061	1,096,870
First American Financial Corp	5,970	352,290
First Citizens BancShares Inc ‘A’	397	187,205
First Hawaiian Inc	7,139	190,611
First Horizon National Corp	17,613	285,331
First Republic Bank	7,546	729,698
FNB Corp	17,325	199,757
Franklin Resources Inc	15,370	443,578
Gaming and Leisure Properties Inc REIT	11,208	428,594
Globe Life Inc	5,852	560,388
HCP Inc REIT	26,934	959,658
Healthcare Trust of America Inc ‘A’ REIT	11,348	333,404
Highwoods Properties Inc REIT	5,587	251,080
Host Hotels & Resorts Inc REIT	39,621	685,047
Hudson Pacific Properties Inc REIT	8,309	278,019
Huntington Bancshares Inc	56,878	811,649
Interactive Brokers Group Inc ‘A’	2,949	158,597
Intercontinental Exchange Inc	18,308	1,689,279
Invesco Ltd	21,536	364,820
Invitation Homes Inc REIT	26,108	773,058
Iron Mountain Inc REIT	13,813	447,403
Janus Henderson Group PLC (United Kingdom)	5,178	116,298
JBG SMITH Properties REIT	6,685	262,119
Jefferies Financial Group Inc	14,032	258,189
Jones Lang LaSalle Inc	2,502	347,928
JPMorgan Chase & Co	174,435	20,529,255
Kemper Corp	2,765	215,532
KeyCorp	54,804	977,703
Kilroy Realty Corp REIT	5,418	422,008
Kimco Realty Corp REIT	22,406	467,837
Lazard Ltd ‘A’	3,719	130,165
Legg Mason Inc	4,579	174,872
Liberty Property Trust REIT	8,522	437,434
Life Storage Inc REIT	2,540	267,741
Lincoln National Corp	11,013	664,304
Loews Corp	14,333	737,863

	Shares	Value
M&T Bank Corp	7,304	$1,153,813
Markel Corp *	686	810,783
Marsh & McLennan Cos Inc	3,432	343,372
Medical Properties Trust Inc REIT	24,233	473,997
Mercury General Corp	1,510	84,379
MetLife Inc	43,415	2,047,451
MFA Financial Inc REIT	25,669	188,924
MGIC Investment Corp	19,624	246,870
Mid-America Apartment Communities Inc REIT	6,249	812,432
Morgan Stanley	65,149	2,779,908
Nasdaq Inc	6,346	630,475
National Retail Properties Inc REIT	8,790	495,756
Navient Corp	11,484	146,995
New Residential Investment Corp REIT	22,311	349,836
New York Community Bancorp Inc	24,737	310,449
Northern Trust Corp	10,931	1,020,081
Old Republic International Corp	15,469	364,604
Omega Healthcare Investors Inc REIT	11,835	494,585
OneMain Holdings Inc	3,557	130,471
Outfront Media Inc REIT	6,506	180,737
PacWest Bancorp	6,430	233,666
Paramount Group Inc REIT	11,015	147,050
Park Hotels & Resorts Inc REIT	13,054	325,958
People’s United Financial Inc	21,706	339,373
Pinnacle Financial Partners Inc	4,151	235,569
Popular Inc	5,198	281,108
Primerica Inc	649	82,572
Principal Financial Group Inc	15,126	864,300
Prologis Inc REIT	34,317	2,924,495
Prosperity Bancshares Inc	3,616	255,398
Prudential Financial Inc	22,173	1,994,461
Public Storage REIT	1,995	489,314
Raymond James Financial Inc	5,221	430,524
Rayonier Inc REIT	7,115	200,643
Realty Income Corp REIT	17,435	1,336,916
Regency Centers Corp REIT	9,215	640,350
Regions Financial Corp	54,654	864,626
Reinsurance Group of America Inc	3,422	547,109
RenaissanceRe Holdings Ltd (Bermuda)	1,493	288,821
Retail Properties of America Inc ‘A’ REIT	12,099	149,060
Santander Consumer USA Holdings Inc	5,558	141,785
SEI Investments Co	3,749	222,147
Service Properties Trust REIT	8,970	231,336
Signature Bank	1,516	180,738
Simon Property Group Inc REIT	1,944	302,584
SITE Centers Corp REIT	7,623	115,184
SL Green Realty Corp REIT	4,566	373,271
SLM Corp	24,059	212,321
Spirit Realty Capital Inc REIT	4,727	226,234
Starwood Property Trust Inc REIT	14,980	362,816
State Street Corp	20,350	1,204,516
Sterling Bancorp	11,290	226,477
STORE Capital Corp REIT	11,532	431,412
Sun Communities Inc REIT	3,683	546,741
SunTrust Banks Inc	24,228	1,666,886
SVB Financial Group *	2,666	557,061
Synchrony Financial	26,478	902,635
Synovus Financial Corp	7,710	275,710
T Rowe Price Group Inc	8,970	1,024,823
Taubman Centers Inc REIT	3,235	132,085
TCF Financial Corp	8,405	319,978
TD Ameritrade Holding Corp	1,952	91,158
Texas Capital Bancshares Inc *	2,779	151,872
TFS Financial Corp	3,227	58,151
The Allstate Corp	18,009	1,957,218
The Bank of New York Mellon Corp	45,966	2,078,123
The Charles Schwab Corp	25,744	1,076,872
The Goldman Sachs Group Inc	17,743	3,676,882
The Hanover Insurance Group Inc	2,216	300,357
The Hartford Financial Services Group Inc	19,714	1,194,866
The Howard Hughes Corp *	1,508	195,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
The Macerich Co REIT	7,500	$236,925
The PNC Financial Services Group Inc	24,385	3,417,802
The Progressive Corp	21,445	1,656,626
The Travelers Cos Inc	11,986	1,782,198
The Western Union Co	18,237	422,551
Two Harbors Investment Corp REIT	14,059	184,595
UDR Inc REIT	15,041	729,188
Umpqua Holdings Corp	11,915	196,121
Unum Group	11,559	343,533
US Bancorp	78,475	4,342,806
Ventas Inc REIT	20,395	1,489,447
VEREIT Inc REIT	53,676	524,951
VICI Properties Inc REIT	25,277	572,524
Virtu Financial Inc ‘A’	1,581	25,865
Vornado Realty Trust REIT	9,499	604,801
Voya Financial Inc	7,306	397,739
Webster Financial Corp	5,042	236,319
Weingarten Realty Investors REIT	6,580	191,675
Wells Fargo & Co	217,736	10,982,604
Welltower Inc REIT	22,139	2,006,900
Western Alliance Bancorp	4,790	220,723
Weyerhaeuser Co REIT	40,681	1,126,864
White Mountains Insurance Group Ltd	170	183,600
Willis Towers Watson PLC	7,046	1,359,667
Wintrust Financial Corp	3,021	195,247
WP Carey Inc REIT	9,257	828,502
WR Berkley Corp	7,968	575,529
Zions Bancorp NA	9,552	425,255

		216,703,028

Industrial - 9.3%

3M Co	7,190	1,182,036
Acuity Brands Inc	1,614	217,551
ADT Inc	5,655	35,457
AECOM *	8,532	320,462
AGCO Corp	3,479	263,360
Agilent Technologies Inc	15,359	1,176,960
Allegion PLC	1,280	132,672
AMETEK Inc	2,583	237,171
AO Smith Corp	6,416	306,107
AptarGroup Inc	2,096	248,271
Arconic Inc	21,769	565,994
Ardagh Group SA	1,357	21,278
Arrow Electronics Inc *	4,514	336,654
Avnet Inc	5,622	250,095
Berry Global Group Inc *	4,499	176,676
BWX Technologies Inc	1,348	77,119
Carlisle Cos Inc	417	60,690
Caterpillar Inc	27,585	3,484,261
CH Robinson Worldwide Inc	1,754	148,704
Clean Harbors Inc *	2,818	217,550
Coherent Inc *	1,330	204,448
Colfax Corp *	4,895	142,249
Crane Co	2,775	223,748
Crown Holdings Inc *	3,050	201,483
CSX Corp	26,706	1,849,925
Cummins Inc	8,401	1,366,591
Curtiss-Wright Corp	2,328	301,173
Deere & Co	15,482	2,611,504
Dover Corp	4,514	449,414
Eagle Materials Inc	310	27,903
Eaton Corp PLC	23,091	1,920,017
Emerson Electric Co	30,567	2,043,710
Energizer Holdings Inc	3,526	153,663
Expeditors International of Washington Inc	2,737	203,332
FedEx Corp	13,181	1,918,758
FLIR Systems Inc	6,736	354,246
Flowserve Corp	5,694	265,967
Fluor Corp	7,736	147,990
Fortive Corp	12,519	858,303

	Shares	Value
Fortune Brands Home & Security Inc	5,198	$284,331
frontdoor Inc *	4,702	228,376
Gardner Denver Holdings Inc *	7,221	204,282
Garmin Ltd	8,041	680,992
Gates Industrial Corp PLC *	2,357	23,735
General Dynamics Corp	13,002	2,375,855
General Electric Co	473,245	4,230,810
Genesee & Wyoming Inc ‘A’ *	2,613	288,763
Gentex Corp	14,179	390,419
GrafTech International Ltd	3,570	45,696
Graphic Packaging Holding Co	16,091	237,342
Hexcel Corp	315	25,871
Honeywell International Inc	20,192	3,416,486
Hubbell Inc	1,349	177,259
Huntington Ingalls Industries Inc	458	97,000
IDEX Corp	2,094	343,165
Ingersoll-Rand PLC	788	97,089
ITT Inc	4,836	295,915
Jabil Inc	6,380	228,213
Jacobs Engineering Group Inc	7,218	660,447
JB Hunt Transport Services Inc	3,234	357,842
Johnson Controls International PLC	43,635	1,915,140
Kansas City Southern	5,476	728,363
Kirby Corp *	3,252	267,184
Knight-Swift Transportation Holdings Inc	6,743	244,771
L3Harris Technologies Inc	5,985	1,248,710
Landstar System Inc	202	22,741
Lennox International Inc	167	40,576
Lincoln Electric Holdings Inc	185	16,051
Littelfuse Inc	1,325	234,936
Martin Marietta Materials Inc	2,398	657,292
Masco Corp	15,798	658,461
MDU Resources Group Inc	10,715	302,056
National Instruments Corp	6,808	285,868
Nordson Corp	210	30,715
Norfolk Southern Corp	12,593	2,262,458
nVent Electric PLC	8,289	182,689
Old Dominion Freight Line Inc	2,099	356,767
Oshkosh Corp	3,720	281,976
Owens Corning	6,048	382,234
Owens-Illinois Inc	8,842	90,807
Packaging Corp of America	5,186	550,234
Parker-Hannifin Corp	6,992	1,262,825
Pentair PLC	9,157	346,135
PerkinElmer Inc	4,767	406,005
Raytheon Co	5,812	1,140,256
Regal Beloit Corp	2,419	176,224
Republic Services Inc	10,894	942,876
Roper Technologies Inc	4,729	1,686,361
Ryder System Inc	2,833	146,664
Schneider National Inc ‘B’	3,032	65,855
Sealed Air Corp	7,981	331,291
Sensata Technologies Holding PLC *	5,039	252,252
Silgan Holdings Inc	4,306	129,331
Snap-on Inc	2,996	468,994
Sonoco Products Co	5,454	317,477
Spirit AeroSystems Holdings Inc ‘A’	570	46,877
Stanley Black & Decker Inc	8,275	1,194,993
Stericycle Inc *	4,885	248,793
SYNNEX Corp	2,287	258,202
Teledyne Technologies Inc *	1,946	626,592
Textron Inc	12,609	617,337
The Timken Co	3,659	159,203
TransDigm Group Inc	513	267,104
Trimble Inc *	11,551	448,294
Trinity Industries Inc	5,810	114,341
United Technologies Corp	44,484	6,072,956
Valmont Industries Inc	1,223	169,312
Vulcan Materials Co	583	88,173
Wabtec Corp	7,088	509,344
Waste Management Inc	5,139	590,985

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Westrock Co	14,041	$511,794
Woodward Inc	552	59,522
XPO Logistics Inc *	2,127	152,229

		69,962,006

Technology - 5.3%

Activision Blizzard Inc	39,182	2,073,511
Akamai Technologies Inc *	757	69,175
Amdocs Ltd	7,415	490,206
Analog Devices Inc	17,329	1,936,169
Applied Materials Inc	23,770	1,186,123
Autodesk Inc *	2,787	411,640
CACI International Inc ‘A’ *	1,361	314,745
Ceridian HCM Holding Inc *	844	41,668
Change Healthcare Inc *	1,289	15,571
Citrix Systems Inc	765	73,838
Cognizant Technology Solutions Corp ‘A’	27,817	1,676,392
Covetrus Inc *	5,368	63,826
Cree Inc *	5,384	263,816
Cypress Semiconductor Corp	20,199	471,445
Dell Technologies Inc ‘C’ *	2,319	120,263
DXC Technology Co	14,639	431,851
Electronic Arts Inc *	1,587	155,240
Fidelity National Information Services Inc	13,009	1,727,075
Hewlett Packard Enterprise Co	73,436	1,114,024
HP Inc	78,392	1,483,177
Intel Corp	243,175	12,530,808
International Business Machines Corp	19,162	2,786,538
IPG Photonics Corp *	1,826	247,606
Jack Henry & Associates Inc	498	72,693
Lam Research Corp	965	223,021
Leidos Holdings Inc	7,432	638,260
Marvell Technology Group Ltd	35,908	896,623
Maxim Integrated Products Inc	9,387	543,601
Microchip Technology Inc	9,268	861,090
Micron Technology Inc *	60,474	2,591,311
MKS Instruments Inc	2,991	276,009
Nuance Communications Inc *	15,838	258,318
ON Semiconductor Corp *	22,597	434,088
Qorvo Inc *	6,442	477,610
Skyworks Solutions Inc	9,081	719,669
SolarWinds Corp *	1,752	32,324
SS&C Technologies Holdings Inc	1,163	59,976
Take-Two Interactive Software Inc *	3,341	418,761
Western Digital Corp	16,008	954,717
Xerox Holdings Corp	10,163	303,975
Zynga Inc ‘A’ *	36,188	210,614

		39,657,367

Utilities - 6.9%

AES Corp	36,438	595,397
Alliant Energy Corp	13,137	708,478
Ameren Corp	13,377	1,070,829
American Electric Power Co Inc	27,011	2,530,661
American Water Works Co Inc	9,865	1,225,529
Aqua America Inc	11,659	522,673
Atmos Energy Corp	6,391	727,871
Avangrid Inc	3,204	167,409
CenterPoint Energy Inc	27,430	827,837
CMS Energy Corp	15,562	995,190
Consolidated Edison Inc	18,237	1,722,849
Dominion Energy Inc	43,816	3,550,849
DTE Energy Co	9,976	1,326,409
Duke Energy Corp	39,831	3,818,200
Edison International	19,180	1,446,556
Entergy Corp	10,889	1,277,933
Evergy Inc	12,879	857,226
Eversource Energy	17,752	1,517,263
Exelon Corp	53,021	2,561,445
FirstEnergy Corp	29,022	1,399,731

	Shares	Value
Hawaiian Electric Industries Inc	5,801	$264,584
IDACORP Inc	2,785	313,786
National Fuel Gas Co	4,469	209,685
NextEra Energy Inc	26,234	6,112,260
NiSource Inc	20,705	619,494
NRG Energy Inc	13,813	546,995
OGE Energy Corp	10,984	498,454
PG&E Corp *	28,527	285,270
Pinnacle West Capital Corp	6,175	599,407
PPL Corp	39,502	1,243,918
Public Service Enterprise Group Inc	27,577	1,711,980
Sempra Energy	15,004	2,214,740
The Southern Co	56,894	3,514,342
UGI Corp	11,373	571,721
Vistra Energy Corp	23,199	620,109
WEC Energy Group Inc	17,235	1,639,048
Xcel Energy Inc	28,345	1,839,307

		51,655,435

Total Common Stocks (Cost $658,175,892)		742,670,697

EXCHANGE-TRADED FUND - 0.8%

iShares Russell 1000 Value	46,560	5,971,786

Total Exchange-Traded Fund (Cost $6,014,200)		5,971,786

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $1,870,436; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $1,910,783)	$1,870,417	1,870,417

Total Short-Term Investment (Cost $1,870,417)		1,870,417

TOTAL INVESTMENTS - 99.9% (Cost $666,060,509)		750,512,900

DERIVATIVES - (0.0%)		(32,696)

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,118,219

NET ASSETS - 100.0%		$751,598,423

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/19	15	$2,258,178	$2,233,875	($24,303)
S&P MID 400 E-Mini Index	12/19	3	589,793	581,400	(8,393)

Total Futures Contracts					($32,696)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$742,670,697	$742,670,697	$-	$-
	Exchange-Traded Fund	5,971,786	5,971,786	-	-
	Short-Term Investment	1,870,417	-	1,870,417	-

	Total Assets	750,512,900	748,642,483	1,870,417	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(32,696)	(32,696)	-	-

	Total Liabilities	(32,696)	(32,696)	-	-

	Total	$750,480,204	$748,609,787	$1,870,417	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Basic Materials - 0.0%

A Schulman Inc - Contingent Value Rights * Ω ±	1,018	$441

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	959	172
Oncternal Therapeutics Inc - Contingent Value Rights *	33	68

		240

Total Rights (Cost $682)		681

COMMON STOCKS - 94.6%

Basic Materials - 2.9%

AK Steel Holding Corp *	7,592	17,234
Amyris Inc *	258	1,228
Balchem Corp	1,771	175,666
Cleveland-Cliffs Inc	2,252	16,259
Codexis Inc *	2,942	40,350
Compass Minerals International Inc	1,872	105,749
Ferro Corp *	3,695	43,823
GCP Applied Technologies Inc *	3,013	58,000
HB Fuller Co	2,084	97,031
Ingevity Corp *	2,312	196,150
Innospec Inc	1,154	102,868
Kaiser Aluminum Corp	449	44,438
Koppers Holdings Inc *	723	21,119
Kraton Corp *	493	15,919
Marrone Bio Innovations Inc *	2,623	3,698
Materion Corp	461	28,287
Neenah Inc	754	49,100
Novagold Resources Inc * (Canada)	9,018	54,739
OMNOVA Solutions Inc *	2,394	24,108
Orion Engineered Carbons SA (Luxembourg)	2,227	37,213
PolyOne Corp	3,983	130,045
Quaker Chemical Corp	721	114,019
Rogers Corp *	1,017	139,034
Sensient Technologies Corp	1,227	84,234
Stepan Co	124	12,035
Tronox Holdings PLC ‘A’	2,299	19,082
United States Lime & Minerals Inc	8	612
Uranium Energy Corp *	10,191	9,935
Valhi Inc	176	334
Verso Corp ‘A’ *	124	1,535

		1,643,844

Communications - 4.6%

1-800-Flowers.com Inc ‘A’ *	1,382	20,447
8x8 Inc *	5,156	106,832
A10 Networks Inc *	3,152	21,875
Acacia Communications Inc *	2,085	136,359
Airgain Inc *	515	6,051
Anterix Inc *	589	21,322
Boingo Wireless Inc *	2,416	26,818
Boston Omaha Corp ‘A’ *	400	7,932
Calix Inc *	1,415	9,042
Cambium Networks Corp *	144	1,397
Cardlytics Inc *	756	25,341
Cargurus Inc *	4,079	126,245
Cars.com Inc *	511	4,589
Casa Systems Inc *	1,592	12,505

	Shares	Value
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	4,973	$22,354
ChannelAdvisor Corp *	1,493	13,930
Clear Channel Outdoor Holdings Inc *	547	1,378
Clearfield Inc *	622	7,371
Cogent Communications Holdings Inc	2,308	127,171
DASAN Zhone Solutions Inc *	422	3,865
Endurance International Group Holdings Inc *	3,980	14,925
Entravision Communications Corp ‘A’	664	2,112
ePlus Inc *	644	49,002
Eventbrite Inc ‘A’ *	2,036	36,058
EverQuote Inc ‘A’ *	474	10,115
Extreme Networks Inc *	6,500	47,287
Fluent Inc *	2,194	6,001
Gogo Inc *	2,960	17,849
Gray Television Inc *	2,058	33,587
Groupon Inc *	24,790	65,941
GTT Communications Inc *	1,853	17,455
HealthStream Inc *	556	14,395
Hemisphere Media Group Inc *	869	10,619
IDT Corp ‘B’ *	681	7,171
InterDigital Inc	1,712	89,829
Leaf Group Ltd *	620	2,604
Liberty Media Corp-Liberty Braves ‘A’ *	530	14,750
Liberty Media Corp-Liberty Braves ‘C’ *	1,979	54,917
Limelight Networks Inc *	2,535	7,681
LiveXLive Media Inc *	1,528	3,064
Loral Space & Communications Inc *	717	29,684
MDC Partners Inc ‘A’ *	2,922	8,240
Meredith Corp	2,186	80,139
National CineMedia Inc	394	3,231
NIC Inc	3,618	74,712
Ooma Inc *	1,035	10,764
OptimizeRx Corp *	758	10,976
ORBCOMM Inc *	3,342	15,908
Overstock.com Inc *	238	2,520
Perficient Inc *	1,768	68,209
Plantronics Inc	1,830	68,296
Q2 Holdings Inc *	2,377	187,474
QuinStreet Inc *	2,519	31,714
Quotient Technology Inc *	448	3,503
RigNet Inc *	706	5,471
SharpSpring Inc *	580	5,626
Shenandoah Telecommunications Co	2,632	83,619
Shutterstock Inc *	1,036	37,420
Sonim Technologies Inc *	202	592
Stitch Fix Inc ‘A’ *	2,072	39,886
TechTarget Inc *	1,263	28,449
Telaria Inc *	2,408	16,639
The Meet Group Inc *	2,598	8,508
The RealReal Inc *	245	5,478
The Rubicon Project Inc *	1,796	15,643
Travelzoo *	248	2,651
TrueCar Inc *	4,910	16,694
Tucows Inc ‘A’ *	526	28,488
Upwork Inc *	3,129	41,631
Value Line Inc	62	1,410
Viavi Solutions Inc *	12,650	177,163
VirnetX Holding Corp *	3,294	17,788
Vonage Holdings Corp *	8,424	95,191
Yelp Inc *	3,813	132,502
Zix Corp *	2,974	21,532

		2,585,937

Consumer, Cyclical - 11.5%

Allegiant Travel Co	716	107,157
America’s Car-Mart Inc *	346	31,728
American Eagle Outfitters Inc	8,015	130,003
Asbury Automotive Group Inc *	1,062	108,674
At Home Group Inc *	184	1,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Beacon Roofing Supply Inc *	710	$23,806
Biglari Holdings Inc ‘B’ *	43	4,687
BJ’s Restaurants Inc	1,118	43,423
BJ’s Wholesale Club Holdings Inc *	2,109	54,560
Bloomin’ Brands Inc	4,786	90,599
Blue Bird Corp *	400	7,614
Boot Barn Holdings Inc *	1,527	53,292
Boyd Gaming Corp	4,018	96,231
Brinker International Inc	1,548	66,053
Camping World Holdings Inc ‘A’	1,830	16,287
Carrols Restaurant Group Inc *	115	953
Cavco Industries Inc *	473	90,859
Centric Brands Inc *	917	2,302
Century Communities Inc *	621	19,021
Churchill Downs Inc	1,933	238,638
Chuy’s Holdings Inc *	231	5,720
Clarus Corp	454	5,323
Core-Mark Holding Co Inc	2,486	79,838
Cracker Barrel Old Country Store Inc	1,061	172,572
Crocs Inc *	3,414	94,773
Dave & Buster’s Entertainment Inc	1,998	77,822
Deckers Outdoor Corp *	1,609	237,102
Denny’s Corp *	2,390	54,408
Designer Brands Inc ‘A’	1,279	21,896
Dine Brands Global Inc	532	40,357
Dorman Products Inc *	1,482	117,878
Douglas Dynamics Inc	1,246	55,534
Drive Shack Inc *	2,916	12,568
Duluth Holdings Inc ‘B’ *	600	5,088
Eldorado Resorts Inc *	3,621	144,369
Empire Resorts Inc *	94	905
Eros International PLC * (India)	307	586
Everi Holdings Inc *	3,760	31,810
EVI Industries Inc	253	8,076
FirstCash Inc	2,330	213,591
Foundation Building Materials Inc *	226	3,501
Fox Factory Holding Corp *	2,069	128,775
Freshpet Inc *	1,894	94,264
Funko Inc ‘A’ *	987	20,308
Gentherm Inc *	1,813	74,487
GMS Inc *	796	22,861
Golden Entertainment Inc *	469	6,233
H&E Equipment Services Inc	1,382	39,884
Hamilton Beach Brands Holding Co ‘A’	330	5,336
Herman Miller Inc	3,239	149,285
Hibbett Sports Inc *	87	1,992
HNI Corp	1,844	65,462
Hooker Furniture Corp	52	1,115
Hudson Ltd ‘A’ *	140	1,718
IMAX Corp *	2,865	62,887
Installed Building Products Inc *	1,241	71,159
Interface Inc	2,850	41,154
iRobot Corp *	1,508	92,998
Jack in the Box Inc	221	20,137
Johnson Outdoors Inc ‘A’	178	10,424
KB Home	931	31,654
Kimball International Inc ‘B’	1,709	32,984
Knoll Inc	2,565	65,023
Kontoor Brands Inc	588	20,639
Kura Sushi USA Inc ‘A’ *	98	1,923
La-Z-Boy Inc	1,040	34,934
LCI Industries	1,343	123,355
LGI Homes Inc *	1,102	91,819
Liberty TripAdvisor Holdings Inc ‘A’ *	4,043	38,045
Lindblad Expeditions Holdings Inc *	1,279	21,436
Lithia Motors Inc ‘A’	747	98,888
Lumber Liquidators Holdings Inc *	305	3,010
Malibu Boats Inc ‘A’ *	1,155	35,435
Marine Products Corp	388	5,494
MarineMax Inc *	71	1,099
Marriott Vacations Worldwide Corp	424	43,931

	Shares	Value
MasterCraft Boat Holdings Inc *	1,039	$15,507
Meritor Inc *	3,630	67,155
Mesa Air Group Inc *	506	3,413
Miller Industries Inc	35	1,165
Mobile Mini Inc	822	30,299
Monarch Casino & Resort Inc *	502	20,928
National Vision Holdings Inc *	4,296	103,405
Noodles & Co *	1,586	8,977
Oxford Industries Inc	361	25,884
Papa John’s International Inc	1,077	56,381
Penn National Gaming Inc *	694	12,926
PetIQ Inc *	1,050	28,623
PetMed Express Inc	327	5,893
PriceSmart Inc	109	7,750
Purple Innovation Inc *	58	437
Red Rock Resorts Inc ‘A’	3,830	77,768
Regis Corp *	102	2,062
REV Group Inc	290	3,315
RH *	258	44,074
Ruth’s Hospitality Group Inc	1,532	31,276
Scientific Games Corp *	3,057	62,210
SeaWorld Entertainment Inc *	2,595	68,300
Shake Shack Inc ‘A’ *	1,596	156,472
SiteOne Landscape Supply Inc *	2,247	166,323
Skyline Champion Corp *	2,765	83,199
Sleep Number Corp *	1,456	60,162
Sonos Inc *	3,875	51,964
Spartan Motors Inc	1,401	19,222
Spirit Airlines Inc *	2,960	107,448
Standard Motor Products Inc	247	11,992
Steelcase Inc ‘A’	1,170	21,528
Steven Madden Ltd	4,623	165,457
Stoneridge Inc *	167	5,172
Superior Group of Cos Inc	150	2,418
Systemax Inc	490	10,785
Tailored Brands Inc *	2,407	10,591
Target Hospitality Corp *	1,848	12,585
Taylor Morrison Home Corp *	793	20,570
Telenav Inc *	823	3,934
Texas Roadhouse Inc	3,631	190,700
The Cheesecake Factory Inc	2,286	95,280
The Children’s Place Inc	842	64,826
The Habit Restaurants Inc ‘A’ *	371	3,243
The Lovesac Co *	481	8,980
Twin River Worldwide Holdings Inc	1,078	24,611
Universal Electronics Inc *	678	34,510
Waitr Holdings Inc *	577	741
Wingstop Inc	1,492	130,222
Winmark Corp	54	9,525
Winnebago Industries Inc	1,219	46,749
Wolverine World Wide Inc	2,237	63,218
YETI Holdings Inc *	1,720	48,160

		6,439,857

Consumer, Non-Cyclical - 33.5%

22nd Century Group Inc *	6,475	14,633
Aaron’s Inc	3,293	211,608
ACADIA Pharmaceuticals Inc *	5,795	208,562
Accelerate Diagnostics Inc *	1,517	28,171
Acceleron Pharma Inc *	2,046	80,837
Accuray Inc *	4,675	12,950
AcelRx Pharmaceuticals Inc *	1,447	3,183
Acer Therapeutics Inc *	426	1,359
Addus HomeCare Corp *	586	46,458
ADMA Biologics Inc *	2,493	11,094
Aduro Biotech Inc *	3,306	3,504
Adverum Biotechnologies Inc *	2,953	16,094
Aeglea BioTherapeutics Inc *	216	1,661
Aerie Pharmaceuticals Inc *	2,302	44,244
Affimed NV * (Germany)	2,781	8,176

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Agenus Inc *	5,824	$15,026
AgeX Therapeutics Inc *	1,177	2,307
Aimmune Therapeutics Inc *	2,424	50,759
Akcea Therapeutics Inc *	693	10,665
Akero Therapeutics Inc *	204	4,641
Akorn Inc *	630	2,394
Albireo Pharma Inc *	618	12,360
Alder Biopharmaceuticals Inc *	3,996	75,365
Aldeyra Therapeutics Inc *	823	4,337
Alector Inc *	1,664	23,995
Allakos Inc *	1,071	84,213
Allogene Therapeutics Inc *	2,123	57,862
Alphatec Holdings Inc *	1,891	9,493
Amedisys Inc *	1,726	226,123
American Renal Associates Holdings Inc *	366	2,313
Amicus Therapeutics Inc *	14,051	112,689
AMN Healthcare Services Inc *	2,532	145,742
Amneal Pharmaceuticals Inc *	5,211	15,112
Amphastar Pharmaceuticals Inc *	1,995	39,561
AnaptysBio Inc *	1,127	39,434
Anavex Life Sciences Corp *	2,387	7,543
ANI Pharmaceuticals Inc *	508	37,023
Antares Pharma Inc *	8,995	30,088
Apellis Pharmaceuticals Inc *	2,645	63,718
Apollo Medical Holdings Inc *	1,503	26,483
Applied Therapeutics Inc *	116	1,275
Apyx Medical Corp *	286	1,936
Arena Pharmaceuticals Inc *	2,196	100,511
ArQule Inc *	5,584	40,037
Arrowhead Pharmaceuticals Inc *	5,136	144,732
Arvinas Inc *	978	21,076
ASGN Inc *	2,457	154,447
Assembly Biosciences Inc *	132	1,298
Atara Biotherapeutics Inc *	2,824	39,875
Athenex Inc *	3,751	45,631
Athersys Inc *	7,131	9,484
Atreca Inc ‘A’ *	277	3,390
AtriCure Inc *	2,064	51,476
Atrion Corp	79	61,554
Audentes Therapeutics Inc *	2,475	69,523
Avalon GloboCare Corp *	1,054	1,971
Avedro Inc *	427	9,693
Avid Bioservices Inc *	2,826	14,978
Avis Budget Group Inc *	3,250	91,845
Avrobio Inc *	1,129	15,941
Axogen Inc *	1,886	23,537
Axonics Modulation Technologies Inc *	859	23,124
Axsome Therapeutics Inc *	1,393	28,194
B&G Foods Inc	366	6,921
Barrett Business Services Inc	398	35,350
Beyondspring Inc *	624	11,294
BG Staffing Inc	239	4,567
BioCryst Pharmaceuticals Inc *	5,029	14,408
BioDelivery Sciences International Inc *	4,533	19,084
Biohaven Pharmaceutical Holding Co Ltd *	2,151	89,740
BioLife Solutions Inc *	371	6,168
BioSig Technologies Inc *	869	7,169
BioSpecifics Technologies Corp *	328	17,555
BioTelemetry Inc *	1,820	74,129
Bioxcel Therapeutics Inc *	335	2,358
Blueprint Medicines Corp *	2,685	197,267
Bridgebio Pharma Inc *	977	20,976
Bridgford Foods Corp *	96	2,896
Calavo Growers Inc	890	84,710
Calithera Biosciences Inc *	442	1,366
Calyxt Inc *	520	2,933
Cambrex Corp *	795	47,302
Cara Therapeutics Inc *	1,890	34,549
Cardiovascular Systems Inc *	1,877	89,195
Cardtronics PLC ‘A’ *	1,651	49,926
Care.com Inc *	1,044	10,910

	Shares	Value
CareDx Inc *	2,154	$48,702
Career Education Corp *	3,773	59,953
CASI Pharmaceuticals Inc *	2,641	8,821
Cass Information Systems Inc	784	42,328
Castle Biosciences Inc *	156	2,822
Catalyst Pharmaceuticals Inc *	5,312	28,207
Catasys Inc *	393	6,194
CEL-SCI Corp *	1,312	11,729
Celcuity Inc *	296	5,026
Cellular Biomedicine Group Inc *	471	6,999
Celsius Holdings Inc *	1,288	4,476
Cerecor Inc *	1,193	3,925
Cerus Corp *	6,702	34,549
Checkpoint Therapeutics Inc *	1,282	3,192
Chegg Inc *	6,382	191,141
ChemoCentryx Inc *	2,267	15,370
Chiasma Inc *	1,877	9,291
ChromaDex Corp *	2,234	8,791
Cimpress NV * (Netherlands)	1,193	157,285
Clovis Oncology Inc *	2,716	10,674
Coca-Cola Consolidated Inc	257	78,095
Coherus Biosciences Inc *	1,430	28,972
Collectors Universe Inc	414	11,791
Collegium Pharmaceutical Inc *	1,784	20,480
Conformis Inc *	3,549	6,601
CONMED Corp	1,498	144,033
Constellation Pharmaceuticals Inc *	697	4,503
Corbus Pharmaceuticals Holdings Inc *	3,303	16,086
Corcept Therapeutics Inc *	5,262	74,378
Corindus Vascular Robotics Inc *	5,105	21,849
CorMedix Inc *	1,310	8,358
Cortexyme Inc *	153	3,814
CorVel Corp *	492	37,244
CRA International Inc	112	4,701
Craft Brew Alliance Inc *	69	565
Crinetics Pharmaceuticals Inc *	614	9,235
Cross Country Healthcare Inc *	285	2,936
CryoLife Inc *	1,992	54,083
Cue Biopharma Inc *	1,070	9,020
Cutera Inc *	747	21,835
Cyclerion Therapeutics Inc *	1,249	15,138
Cymabay Therapeutics Inc *	3,832	19,620
Cytokinetics Inc *	2,779	31,625
CytomX Therapeutics Inc *	2,504	18,480
CytoSorbents Corp *	1,780	8,953
Deciphera Pharmaceuticals Inc *	1,041	35,332
Denali Therapeutics Inc *	2,610	39,985
Dermira Inc *	2,593	16,569
Dicerna Pharmaceuticals Inc *	2,879	41,342
Dova Pharmaceuticals Inc *	449	12,550
Dynavax Technologies Corp *	4,058	14,507
Eagle Pharmaceuticals Inc *	497	28,115
Editas Medicine Inc *	2,716	61,762
Eidos Therapeutics Inc *	617	22,193
Eiger BioPharmaceuticals Inc *	1,303	13,356
elf Beauty Inc *	224	3,922
Eloxx Pharmaceuticals Inc *	1,159	5,239
Emergent BioSolutions Inc *	2,509	131,171
Enanta Pharmaceuticals Inc *	938	56,355
Endo International PLC *	733	2,353
Epizyme Inc *	3,158	32,575
Esperion Therapeutics Inc *	1,357	49,748
Evelo Biosciences Inc *	154	939
EVERTEC Inc	3,335	104,119
Evo Payments Inc ‘A’ *	1,949	54,806
Evofem Biosciences Inc *	745	3,755
Evolus Inc *	826	12,902
EyePoint Pharmaceuticals Inc *	2,252	4,076
Fate Therapeutics Inc *	2,848	44,229
FibroGen Inc *	3,831	141,670
Flexion Therapeutics Inc *	1,880	25,765

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Forrester Research Inc *	595	$19,123
Forty Seven Inc *	1,212	7,781
Franklin Covey Co *	554	19,390
FTI Consulting Inc *	190	20,138
Fulcrum Therapeutics Inc *	191	1,268
G1 Therapeutics Inc *	1,114	25,377
Galectin Therapeutics Inc *	2,178	7,993
Genesis Healthcare Inc *	4,662	5,175
GenMark Diagnostics Inc *	3,030	18,362
Genomic Health Inc *	1,481	100,441
Glaukos Corp *	1,982	123,895
Global Blood Therapeutics Inc *	3,185	154,536
Globus Medical Inc ‘A’ *	4,180	213,682
GlycoMimetics Inc *	1,921	8,280
Gossamer Bio Inc *	1,267	21,273
Green Dot Corp ‘A’ *	2,201	55,575
Greenlane Holdings Inc ‘A’ *	327	1,109
Gritstone Oncology Inc *	291	2,513
Haemonetics Corp *	2,817	355,336
Halozyme Therapeutics Inc *	7,856	121,847
Hanger Inc *	324	6,603
Harpoon Therapeutics Inc *	175	2,391
Harsco Corp *	4,369	82,836
Healthcare Services Group Inc	4,087	99,273
HealthEquity Inc *	3,808	217,608
Heidrick & Struggles International Inc	113	3,085
Helen of Troy Ltd *	1,382	217,886
Herc Holdings Inc *	99	4,604
Heron Therapeutics Inc *	4,052	74,962
Heska Corp *	386	27,356
HF Foods Group Inc *	417	7,110
HMS Holdings Corp *	4,774	164,536
Homology Medicines Inc *	1,352	24,471
Hookipa Pharma Inc *	146	1,095
Huron Consulting Group Inc *	154	9,446
I3 Verticals Inc ‘A’ *	793	15,955
ICF International Inc	627	52,963
ImmunoGen Inc *	4,463	10,800
Immunomedics Inc *	8,720	115,627
Innoviva Inc *	3,504	36,932
Inogen Inc *	994	47,623
Inovio Pharmaceuticals Inc *	5,106	10,467
Insmed Inc *	4,894	86,330
Insperity Inc	2,131	210,159
Inspire Medical Systems Inc *	741	45,216
Integer Holdings Corp *	1,306	98,681
Intellia Therapeutics Inc *	1,521	20,305
Inter Parfums Inc	963	67,381
Intercept Pharmaceuticals Inc *	1,378	91,444
International Money Express Inc *	724	9,948
Intersect ENT Inc *	1,708	29,053
Intra-Cellular Therapies Inc *	1,156	8,635
Intrexon Corp *	1,024	5,857
Invitae Corp *	4,765	91,822
Iovance Biotherapeutics Inc *	6,307	114,787
iRadimed Corp *	263	5,528
iRhythm Technologies Inc *	1,360	100,790
Ironwood Pharmaceuticals Inc *	8,435	72,414
J&J Snack Foods Corp	833	159,936
John B Sanfilippo & Son Inc	480	46,368
K12 Inc *	170	4,488
Kadmon Holdings Inc *	7,247	18,262
Kala Pharmaceuticals Inc *	525	1,998
Kaleido Biosciences Inc *	281	2,116
KalVista Pharmaceuticals Inc *	649	7,528
Karuna Therapeutics Inc *	195	3,182
Karyopharm Therapeutics Inc *	3,211	30,890
Kezar Life Sciences Inc *	53	174
Kforce Inc	1,179	44,607
Kindred Biosciences Inc *	2,061	14,118
Kiniksa Pharmaceuticals Ltd ‘A’ *	730	6,212

	Shares	Value
Kodiak Sciences Inc *	1,310	$18,838
Korn Ferry	3,099	119,745
Krystal Biotech Inc *	578	20,071
Kura Oncology Inc *	1,880	28,520
La Jolla Pharmaceutical Co *	1,102	9,698
Lancaster Colony Corp	754	104,542
Lantheus Holdings Inc *	2,122	53,188
LeMaitre Vascular Inc	772	26,387
Lexicon Pharmaceuticals Inc *	2,296	6,911
LHC Group Inc *	1,657	188,169
Lifevantage Corp *	773	10,590
Ligand Pharmaceuticals Inc *	159	15,827
Limoneira Co	221	4,058
Liquidia Technologies Inc *	745	2,652
LivaNova PLC *	2,106	155,402
Livongo Health Inc *	681	11,877
LogicBio Therapeutics Inc *	465	5,027
MacroGenics Inc *	1,242	15,848
Madrigal Pharmaceuticals Inc *	435	37,506
Magellan Health Inc *	668	41,483
Magenta Therapeutics Inc *	1,083	11,112
MannKind Corp *	10,443	13,054
Marinus Pharmaceuticals Inc *	2,942	4,531
Marker Therapeutics Inc *	1,504	7,685
MediciNova Inc *	2,290	18,217
Medifast Inc	620	64,251
Medpace Holdings Inc *	1,518	127,573
MEI Pharma Inc *	3,793	6,372
MeiraGTx Holdings PLC *	941	15,009
Meridian Bioscience Inc *	202	1,917
Merit Medical Systems Inc *	2,940	89,552
MGP Ingredients Inc	722	35,869
Millendo Therapeutics Inc *	523	3,719
Minerva Neurosciences Inc *	1,420	11,005
Mirati Therapeutics Inc *	1,498	116,709
Mirum Pharmaceuticals Inc *	118	1,187
Misonix Inc *	408	8,201
Molecular Templates Inc *	603	3,974
Momenta Pharmaceuticals Inc *	5,401	69,997
Monro Inc	1,796	141,902
Morphic Holding Inc *	211	3,821
Mustang Bio Inc *	1,543	5,030
MyoKardia Inc *	2,442	127,350
Myriad Genetics Inc *	461	13,198
NanoString Technologies Inc *	1,662	35,883
Natera Inc *	3,077	100,926
Nathan’s Famous Inc	65	4,670
National Beverage Corp	638	28,302
National Research Corp	669	38,635
Natus Medical Inc *	1,841	58,617
Neogen Corp *	2,818	191,934
NeoGenomics Inc *	5,241	100,208
Neuronetics Inc *	753	6,257
Nevro Corp *	1,644	141,335
New Age Beverages Corp *	4,024	11,106
NextCure Inc *	154	4,751
NGM Biopharmaceuticals Inc *	355	4,917
Novavax Inc *	506	2,540
Novocure Ltd *	4,778	357,299
NuVasive Inc *	2,855	180,950
Ocular Therapeutix Inc *	2,401	7,299
Odonate Therapeutics Inc *	644	16,763
Omeros Corp *	2,532	41,348
Oncocyte Corp *	1,199	2,518
Optinose Inc *	1,386	9,702
Option Care Health Inc *	696	2,227
Organogenesis Holdings Inc *	583	3,830
Orthofix Medical Inc *	760	40,295
OrthoPediatrics Corp *	488	17,207
Pacific Biosciences of California Inc *	7,034	36,295
Pacira BioSciences Inc *	2,226	84,744

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Palatin Technologies Inc *	11,120	$10,106
Paratek Pharmaceuticals Inc *	1,630	7,042
Performance Food Group Co *	5,663	260,555
Personalis Inc *	381	5,591
Pfenex Inc *	1,661	14,019
PhaseBio Pharmaceuticals Inc *	762	3,178
Phibro Animal Health Corp ‘A’	1,071	22,844
Pieris Pharmaceuticals Inc *	2,458	8,382
Portola Pharmaceuticals Inc *	4,107	110,150
Precision BioSciences Inc *	510	4,279
Prevail Therapeutics Inc *	315	3,868
PRGX Global Inc *	1,073	5,526
Primo Water Corp *	1,947	23,909
Principia Biopharma Inc *	697	19,683
Priority Technology Holdings Inc *	362	1,745
Progenics Pharmaceuticals Inc *	4,682	23,668
Protagonist Therapeutics Inc *	602	7,230
PTC Therapeutics Inc *	3,149	106,499
Pulse Biosciences Inc *	595	9,187
Puma Biotechnology Inc *	1,712	18,430
Quanterix Corp *	713	15,657
Quidel Corp *	1,946	119,387
R1 RCM Inc *	5,696	50,865
Ra Pharmaceuticals Inc *	1,914	45,266
Radius Health Inc *	2,469	63,577
RadNet Inc *	2,334	33,516
Reata Pharmaceuticals Inc ‘A’ *	472	37,897
Recro Pharma Inc *	1,035	11,468
REGENXBIO Inc *	1,828	65,077
Rent-A-Center Inc	2,667	68,782
Repligen Corp *	2,845	218,183
Replimune Group Inc *	646	8,979
Resources Connection Inc	489	8,308
resTORbio Inc *	31	274
Retrophin Inc *	2,305	26,715
Revance Therapeutics Inc *	2,003	26,039
Revlon Inc ‘A’ *	305	7,164
Rhythm Pharmaceuticals Inc *	1,279	27,614
Rigel Pharmaceuticals Inc *	8,682	16,235
Rocket Pharmaceuticals Inc *	1,655	19,281
Rockwell Medical Inc *	3,213	8,868
Rosetta Stone Inc *	172	2,993
Rubius Therapeutics Inc *	1,944	15,260
Sanderson Farms Inc	919	139,072
Sangamo Therapeutics Inc *	4,421	40,010
Savara Inc *	2,041	5,409
Scholar Rock Holding Corp *	959	8,583
Select Medical Holdings Corp *	6,039	100,066
Senseonics Holdings Inc *	6,954	6,874
Seres Therapeutics Inc *	1,985	7,960
Shockwave Medical Inc *	368	11,014
ShotSpotter Inc *	447	10,294
SI-BONE Inc *	893	15,779
Sientra Inc *	1,802	11,677
SIGA Technologies Inc *	3,060	15,667
Silk Road Medical Inc *	641	20,852
Solid Biosciences Inc *	143	1,479
Soliton Inc *	289	3,089
Sorrento Therapeutics Inc *	6,970	14,916
Sotheby’s *	1,741	99,202
Spark Therapeutics Inc *	1,891	183,389
Spectrum Pharmaceuticals Inc *	5,583	46,311
Spero Therapeutics Inc *	24	254
STAAR Surgical Co *	2,434	62,749
Stemline Therapeutics Inc *	2,458	25,588
Stoke Therapeutics Inc *	394	8,467
Strategic Education Inc	1,173	159,387
Supernus Pharmaceuticals Inc *	2,703	74,278
Surgery Partners Inc *	98	724
Surmodics Inc *	728	33,299
Sutro Biopharma Inc *	117	1,064

	Shares	Value
Syndax Pharmaceuticals Inc *	1,117	$8,344
Syneos Health Inc *	260	13,835
Synthorx Inc *	469	7,631
Syros Pharmaceuticals Inc *	1,925	19,981
Tactile Systems Technology Inc *	989	41,854
Tandem Diabetes Care Inc *	3,087	182,071
TCR2 Therapeutics Inc *	66	992
Teladoc Health Inc *	3,927	265,936
Tenet Healthcare Corp *	5,288	116,971
TG Therapeutics Inc *	4,084	22,932
The Boston Beer Co Inc ‘A’ *	460	167,477
The Brink’s Co	2,744	227,615
The Chefs’ Warehouse Inc *	1,342	54,109
The Ensign Group Inc	2,783	131,998
The Hackett Group Inc	1,232	20,279
The Joint Corp *	726	13,511
The Medicines Co *	1,375	68,750
The Providence Service Corp *	649	38,590
TherapeuticsMD Inc *	9,684	35,153
Theravance Biopharma Inc *	2,413	47,005
Tocagen Inc *	1,224	811
Tootsie Roll Industries Inc	815	30,269
TransEnterix Inc *	7,125	4,416
Translate Bio Inc *	1,632	16,173
TransMedics Group Inc *	316	7,505
Tricida Inc *	1,214	37,476
TriNet Group Inc *	2,456	152,739
Turning Point Brands Inc	461	10,631
Turning Point Therapeutics Inc *	352	13,235
Twist Bioscience Corp *	1,183	28,250
Tyme Technologies Inc *	3,336	3,970
Ultragenyx Pharmaceutical Inc *	3,003	128,468
UNITY Biotechnology Inc *	1,051	6,411
UroGen Pharma Ltd *	1,042	24,831
US Physical Therapy Inc	691	90,210
USANA Health Sciences Inc *	707	48,352
Utah Medical Products Inc	157	15,047
Vanda Pharmaceuticals Inc *	2,896	38,459
Vapotherm Inc *	799	7,567
Varex Imaging Corp *	901	25,715
VBI Vaccines Inc *	4,052	1,909
Vector Group Ltd	5,722	68,147
Veracyte Inc *	2,591	62,184
Vericel Corp *	2,445	37,017
Verrica Pharmaceuticals Inc *	285	4,207
Viad Corp	1,100	73,865
ViewRay Inc *	3,861	11,197
Viking Therapeutics Inc *	360	2,477
Voyager Therapeutics Inc *	1,343	23,113
WaVe Life Sciences Ltd *	983	20,181
WD-40 Co	756	138,756
Willdan Group Inc *	558	19,575
Wright Medical Group NV *	6,936	143,090
X4 Pharmaceuticals Inc *	648	8,236
XBiotech Inc *	1,047	10,952
Xencor Inc *	2,600	87,698
Xeris Pharmaceuticals Inc *	1,405	13,811
Y-mAbs Therapeutics Inc *	1,131	29,474
Youngevity International Inc *	465	2,079
ZIOPHARM Oncology Inc *	8,924	38,195
Zogenix Inc *	2,345	93,894
Zynerba Pharmaceuticals Inc *	1,254	9,480
Zynex Inc	863	8,207

		18,826,432

Energy - 1.1%

Advanced Emissions Solutions Inc	783	11,620
Brigham Minerals Inc ‘A’	637	12,676
CVR Energy Inc	686	30,205
DMC Global Inc	776	34,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Enphase Energy Inc *	5,051	$112,284
Evolution Petroleum Corp	1,238	7,230
Falcon Minerals Corp	351	2,018
FTS International Inc *	868	1,944
Goodrich Petroleum Corp *	315	3,348
Isramco Inc *	39	4,785
Jagged Peak Energy Inc *	2,335	16,952
Liberty Oilfield Services Inc ‘A’	828	8,967
Matador Resources Co *	621	10,265
MRC Global Inc *	412	4,998
Murphy USA Inc *	285	24,311
NextDecade Corp *	583	3,358
Plug Power Inc *	12,775	33,598
PrimeEnergy Resources Corp *	20	2,300
ProPetro Holding Corp *	2,527	22,970
Ring Energy Inc *	1,443	2,367
Rosehill Resources Inc *	574	1,119
Solaris Oilfield Infrastructure Inc ‘A’	1,703	22,854
Sunnova Energy International Inc *	192	2,064
Sunrun Inc *	6,221	103,922
Tellurian Inc *	5,260	43,737
TerraForm Power Inc ‘A’	2,897	52,798
Thermon Group Holdings Inc *	478	10,984
TPI Composites Inc *	1,605	30,094
Us Well Services Inc *	876	1,918
Vivint Solar Inc *	2,427	15,873

		635,688

Financial - 10.0%

Alexander’s Inc REIT	119	41,461
Altisource Portfolio Solutions SA *	31	627
Altus Midstream Co ‘A’ *	2,814	7,964
American Assets Trust Inc REIT	2,654	124,048
American Finance Trust Inc REIT	386	5,389
Ameris Bancorp	529	21,287
Ares Management Corp ‘A’	3,685	98,795
Armada Hoffler Properties Inc REIT	920	16,643
Artisan Partners Asset Management Inc ‘A’	1,461	41,259
Assetmark Financial Holdings Inc *	349	9,091
Atlantic Capital Bancshares Inc *	106	1,838
Axos Financial Inc *	2,013	55,659
Bank First Corp	306	20,251
Baycom Corp *	205	4,656
Blucora Inc *	1,934	41,852
Bluerock Residential Growth REIT Inc	1,277	15,030
Cambridge Bancorp	59	4,426
CareTrust REIT Inc	3,913	91,975
Century Bancorp Inc ‘A’	26	2,278
City Holding Co	81	6,176
Clipper Realty Inc REIT	759	7,734
CNB Financial Corp	63	1,808
Coastal Financial Corp *	267	4,034
Cohen & Steers Inc	1,250	68,662
Community Healthcare Trust Inc REIT	598	26,641
ConnectOne Bancorp Inc	479	10,634
Cowen Inc ‘A’ *	773	11,896
Crawford & Co ‘A’	794	8,639
Curo Group Holdings Corp *	967	12,842
Cushman & Wakefield PLC *	5,297	98,153
Deluxe Corp	146	7,177
Diamond Hill Investment Group Inc	157	21,686
Eagle Bancorp Inc	112	4,997
Easterly Government Properties Inc REIT	982	20,917
EastGroup Properties Inc REIT	2,041	255,166
eHealth Inc *	1,229	82,085
Elevate Credit Inc *	949	3,995
Enova International Inc *	1,206	25,024
Enstar Group Ltd * (Bermuda)	106	20,132
Entegra Financial Corp *	41	1,232
Esquire Financial Holdings Inc *	134	3,323

	Shares	Value
Essent Group Ltd	2,697	$128,566
Essential Properties Realty Trust Inc REIT	468	10,722
eXp World Holdings Inc *	886	7,425
FB Financial Corp	450	16,897
Federal Agricultural Mortgage Corp ‘C’	143	11,677
Federated Investors Inc ‘B’	5,304	171,903
FedNat Holding Co	330	4,617
Fidelity D&D Bancorp Inc	62	3,859
First Capital Inc	19	1,099
First Financial Bankshares Inc	7,177	239,209
First Financial Corp	60	2,608
First Foundation Inc	695	10,616
First Industrial Realty Trust Inc REIT	1,443	57,085
Focus Financial Partners Inc ‘A’ *	1,688	40,174
Four Corners Property Trust Inc REIT	3,771	106,644
FS Bancorp Inc	32	1,680
GAMCO Investors Inc ‘A’	266	5,200
Glacier Bancorp Inc	688	27,836
Gladstone Commercial Corp REIT	495	11,632
Global Indemnity Ltd (Cayman)	92	2,297
Goosehead Insurance Inc ‘A’	622	30,696
Greene County Bancorp Inc	143	3,918
Greenhill & Co Inc	872	11,441
Hamilton Lane Inc ‘A’	1,195	68,067
Hanmi Financial Corp	142	2,667
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	244	7,113
Harborone Bancorp Inc *	624	6,281
Health Insurance Innovations Inc ‘A’ *	544	13,562
Heritage Commerce Corp	311	3,656
Heritage Insurance Holdings Inc	128	1,914
Hingham Institution for Savings	39	7,371
HomeTrust Bancshares Inc	280	7,300
Houlihan Lokey Inc	2,260	101,926
Independent Bank Corp	176	13,138
Independent Bank Corp MI	328	6,991
Independent Bank Group Inc	480	25,253
Innovative Industrial Properties Inc REIT	595	54,960
Investar Holding Corp	179	4,260
Investors Title Co	12	1,921
iStar Inc REIT	2,314	30,198
James River Group Holdings Ltd	778	39,865
Kearny Financial Corp	1,446	18,856
Kennedy-Wilson Holdings Inc	3,436	75,317
Kinsale Capital Group Inc	1,127	116,430
Ladenburg Thalmann Financial Services Inc	6,057	14,355
Lakeland Financial Corp	1,012	44,508
Legacy Housing Corp *	133	2,155
LegacyTexas Financial Group Inc	1,060	46,142
LTC Properties Inc REIT	1,081	55,369
Malvern Bancorp Inc *	61	1,332
Marcus & Millichap Inc *	1,119	39,713
Marlin Business Services Corp	143	3,602
Maui Land & Pineapple Co Inc *	163	1,773
MBIA Inc *	359	3,314
McGrath RentCorp	901	62,701
Meridian Bancorp Inc	363	6,806
Meta Financial Group Inc	1,143	37,273
Midland States Bancorp Inc	128	3,334
Moelis & Co ‘A’	2,122	69,708
Monmouth Real Estate Investment Corp REIT	746	10,750
Mr Cooper Group Inc *	2,038	21,644
National Bank Holdings Corp ‘A’	547	18,702
National General Holdings Corp	2,220	51,104
National Health Investors Inc REIT	999	82,308
National Storage Affiliates Trust REIT	3,256	108,653
New Senior Investment Group Inc REIT	2,026	13,534
Newmark Group Inc ‘A’	7,034	63,728
NexPoint Residential Trust Inc REIT	1,043	48,771
NMI Holdings Inc ‘A’ *	3,586	94,168
Northeast Bank	41	909

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Palomar Holdings Inc *	322	$12,693
Paysign Inc *	1,656	16,726
PCSB Financial Corp	98	1,959
Pennsylvania REIT	1,772	10,136
People’s Utah Bancorp	81	2,291
PJT Partners Inc ‘A’	733	29,833
Preferred Bank	247	12,938
ProSight Global Inc *	192	3,717
PS Business Parks Inc REIT	1,102	200,509
Pzena Investment Management Inc ‘A’	958	8,545
QTS Realty Trust Inc ‘A’ REIT	3,010	154,744
Redfin Corp *	4,850	81,674
Regional Management Corp *	265	7,462
Reliant Bancorp Inc	29	695
Richmond Mutual Bancorporation Inc *	82	1,147
RLI Corp	2,204	204,774
Ryman Hospitality Properties Inc REIT	2,523	206,407
Safeguard Scientifics Inc *	1,084	12,293
Safehold Inc REIT	37	1,128
Saul Centers Inc REIT	600	32,706
Sculptor Capital Management Inc	492	9,584
Seacoast Banking Corp of Florida *	429	10,858
Selective Insurance Group Inc	1,464	110,078
Seritage Growth Properties REIT	172	7,308
ServisFirst Bancshares Inc	2,150	71,272
Siebert Financial Corp *	455	4,186
Silvercrest Asset Management Group Inc ‘A’	436	5,363
Southern Missouri Bancorp Inc	36	1,311
State Auto Financial Corp	74	2,397
Stock Yards Bancorp Inc	213	7,815
Tanger Factory Outlet Centers Inc REIT	5,012	77,586
Terreno Realty Corp REIT	362	18,495
The Bank of NT Butterfield & Son Ltd (Bermuda)	1,004	29,759
The GEO Group Inc REIT	6,543	113,456
The RMR Group Inc ‘A’	826	37,566
TriState Capital Holdings Inc *	324	6,817
Triumph Bancorp Inc *	634	20,218
Trupanion Inc *	1,582	40,214
UMH Properties Inc REIT	1,642	23,119
Union Bankshares Inc	56	1,767
United Community Banks Inc	279	7,910
United Community Financial Corp	413	4,452
United Fire Group Inc	98	4,604
Uniti Group Inc REIT	10,154	78,846
Unity Bancorp Inc	54	1,196
Universal Health Realty Income Trust REIT	636	65,381
Universal Insurance Holdings Inc	588	17,634
Veritex Holdings Inc	874	21,208
Virtus Investment Partners Inc	51	5,639
Walker & Dunlop Inc	186	10,403
Waterstone Financial Inc	114	1,959
West Bancorporation Inc	186	4,044
Westamerica Bancorporation	267	16,602
WisdomTree Investments Inc	2,822	14,745
World Acceptance Corp *	200	25,502

		5,610,356

Industrial - 16.4%

AAON Inc	2,259	103,778
Actuant Corp ‘A’	1,494	32,778
Advanced Disposal Services Inc *	3,761	122,496
Advanced Drainage Systems Inc	1,992	64,282
Advanced Energy Industries Inc *	2,090	119,987
Aerojet Rocketdyne Holdings Inc *	2,825	142,691
AeroVironment Inc *	1,167	62,505
Air Transport Services Group Inc *	3,198	67,222
Akoustis Technologies Inc *	1,397	10,827
Alamo Group Inc	460	54,151
Alarm.com Holdings Inc *	2,021	94,259

	Shares	Value
Albany International Corp ‘A’	1,685	$151,920
Allied Motion Technologies Inc	385	13,594
American Superconductor Corp *	314	2,462
American Woodmark Corp *	926	82,331
Apogee Enterprises Inc	1,232	48,036
Applied Industrial Technologies Inc	2,106	119,621
AquaVenture Holdings Ltd *	98	1,904
Ardmore Shipping Corp * (Ireland)	359	2,402
Argan Inc	696	27,346
Astronics Corp *	1,350	39,663
Atkore International Group Inc *	2,569	77,969
Axon Enterprise Inc *	3,208	182,150
AZZ Inc	433	18,861
Badger Meter Inc	1,568	84,202
Barnes Group Inc	301	15,514
Boise Cascade Co	511	16,653
Brady Corp ‘A’	2,156	114,376
Builders FirstSource Inc *	5,840	120,158
Cactus Inc ‘A’ *	2,576	74,549
Casella Waste Systems Inc ‘A’ *	2,452	105,289
CECO Environmental Corp *	179	1,250
Chart Industries Inc *	1,988	123,972
Chase Corp	406	44,412
Coda Octopus Group Inc *	258	2,118
Columbus McKinnon Corp	773	28,160
Comfort Systems USA Inc	1,998	88,372
Construction Partners Inc ‘A’ *	254	3,957
Continental Building Products Inc *	924	25,216
Covanta Holding Corp	6,494	112,281
CryoPort Inc *	1,733	28,343
CSW Industrials Inc	811	55,983
Digimarc Corp *	602	23,532
Dorian LPG Ltd *	314	3,253
Ducommun Inc *	104	4,410
Dycom Industries Inc *	1,328	67,794
EMCOR Group Inc	2,303	198,334
Energous Corp *	1,597	5,294
Energy Recovery Inc *	2,063	19,114
EnerSys	1,531	100,954
EnPro Industries Inc	100	6,865
ESCO Technologies Inc	1,322	105,178
Evoqua Water Technologies Corp *	4,098	69,748
Exponent Inc	2,846	198,935
Fabrinet * (Thailand)	1,843	96,389
FARO Technologies Inc *	907	43,853
Federal Signal Corp	3,097	101,396
Fitbit Inc ‘A’ *	2,456	9,357
Fluidigm Corp *	3,846	17,807
Forterra Inc *	1,020	7,375
Forward Air Corp	1,549	98,702
Franklin Electric Co Inc	2,408	115,126
GasLog Ltd (Monaco)	1,498	19,249
Gencor Industries Inc *	41	476
Generac Holdings Inc *	3,367	263,771
General Finance Corp *	246	2,175
Golar LNG Ltd (Bermuda)	431	5,599
GoPro Inc ‘A’ *	6,287	32,598
Granite Construction Inc	389	12,499
Great Lakes Dredge & Dock Corp *	3,001	31,360
Heartland Express Inc	130	2,796
Helios Technologies Inc	1,603	65,034
Heritage-Crystal Clean Inc *	591	15,662
Hillenbrand Inc	2,254	69,604
Ichor Holdings Ltd *	275	6,650
IES Holdings Inc *	211	4,344
II-VI Inc *	3,158	111,193
IntriCon Corp *	468	9,098
Iteris Inc *	2,198	12,628
Itron Inc *	1,887	139,563
JELD-WEN Holding Inc *	3,291	63,483
John Bean Technologies Corp	1,715	170,522

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Kadant Inc	610	$53,552
Kaman Corp	220	13,081
Kimball Electronics Inc *	105	1,524
Kratos Defense & Security Solutions Inc *	4,957	92,175
Lawson Products Inc *	232	8,985
LB Foster Co ‘A’ *	18	390
Lindsay Corp	210	19,498
Louisiana-Pacific Corp	960	23,597
Luxfer Holdings PLC (United Kingdom)	1,322	20,597
Masonite International Corp *	1,299	75,342
MasTec Inc *	3,302	214,399
Mayville Engineering Co Inc *	350	4,617
Mercury Systems Inc *	2,984	242,211
Mesa Laboratories Inc	211	50,169
Mistras Group Inc *	151	2,476
Moog Inc ‘A’	1,534	124,438
MSA Safety Inc	1,942	211,892
Mueller Industries Inc	1,657	47,523
Mueller Water Products Inc ‘A’	5,106	57,391
Myers Industries Inc	1,972	34,806
MYR Group Inc *	893	27,942
Napco Security Technologies Inc *	632	16,129
National Presto Industries Inc	23	2,049
nLight Inc *	1,804	28,251
Novanta Inc *	1,853	151,427
NRC Group Holdings Corp *	526	6,543
NV5 Global Inc *	567	38,709
NVE Corp	239	15,858
Omega Flex Inc	160	16,360
OSI Systems Inc *	915	92,927
PAM Transportation Services Inc *	77	4,551
Patrick Industries Inc *	835	35,805
PGT Innovations Inc *	1,544	26,665
Plexus Corp *	220	13,752
Primoris Services Corp	1,665	32,651
Proto Labs Inc *	1,481	151,210
Pure Cycle Corp *	946	9,725
Radiant Logistics Inc *	2,161	11,172
Raven Industries Inc	1,964	65,715
RBC Bearings Inc *	1,335	221,490
Rexnord Corp *	619	16,744
Ryerson Holding Corp *	817	6,969
Saia Inc *	850	79,645
Sanmina Corp *	859	27,582
Scorpio Bulkers Inc	539	3,277
Select Interior Concepts Inc ‘A’ *	347	4,501
Simpson Manufacturing Co Inc	2,464	170,928
SPX Corp *	1,954	78,180
Sterling Construction Co Inc *	299	3,932
Sturm Ruger & Co Inc	849	35,454
Summit Materials Inc ‘A’ *	1,146	25,441
Tennant Co	985	69,639
Terex Corp	2,617	67,963
Tetra Tech Inc	3,002	260,454
The Gorman-Rupp Co	198	6,888
TopBuild Corp *	1,867	180,035
Transcat Inc *	375	9,604
Trex Co Inc *	3,232	293,886
Triumph Group Inc	686	15,696
UFP Technologies Inc *	41	1,583
Universal Forest Products Inc	2,905	115,851
Universal Logistics Holdings Inc	449	10,453
US Concrete Inc *	888	49,089
US Ecology Inc	1,211	77,431
Vicor Corp *	990	29,225
Vishay Precision Group Inc *	436	14,275
VSE Corp	30	1,023
Watts Water Technologies Inc ‘A’	868	81,358
Welbilt Inc *	7,136	120,313
Wesco Aircraft Holdings Inc *	762	8,390
Willis Lease Finance Corp *	19	1,052

	Shares	Value
WillScot Corp *	1,941	$30,241
Worthington Industries Inc	464	16,727
Wrap Technologies Inc *	423	1,726
ZAGG Inc *	102	640

		9,203,549

Technology - 13.0%

ACI Worldwide Inc *	6,330	198,287
Adesto Technologies Corp *	1,281	10,965
Agilysys Inc *	1,143	29,272
Altair Engineering Inc ‘A’ *	2,145	74,260
Ambarella Inc *	708	44,487
American Software Inc ‘A’	901	13,533
Appfolio Inc ‘A’ *	865	82,296
Appian Corp *	1,714	81,415
AstroNova Inc	384	6,209
Avid Technology Inc *	1,560	9,656
Bandwidth Inc ‘A’ *	747	48,637
Benefitfocus Inc *	1,651	39,310
Blackbaud Inc	2,688	242,834
Blackline Inc *	2,354	112,545
Bottomline Technologies DE Inc *	2,356	92,709
Box Inc ‘A’ *	7,881	130,509
Brightcove Inc *	2,095	21,956
Brooks Automation Inc	3,379	125,124
Cabot Microelectronics Corp	1,594	225,089
Carbon Black Inc *	3,153	81,946
Carbonite Inc *	1,842	28,533
Castlight Health Inc ‘B’ *	5,597	7,892
CEVA Inc *	1,111	33,174
Cision Ltd *	5,106	39,265
Cloudera Inc *	850	7,531
CommVault Systems Inc *	2,219	99,212
Cornerstone OnDemand Inc *	3,144	172,354
CSG Systems International Inc	1,831	94,626
Cubic Corp	276	19,439
Diebold Nixdorf Inc *	2,209	24,741
Digital Turbine Inc *	4,309	27,772
Diodes Inc *	538	21,601
Domo Inc ‘B’ *	962	15,373
DSP Group Inc *	439	6,183
Ebix Inc	1,273	53,593
eGain Corp *	1,137	9,102
Envestnet Inc *	2,629	149,064
Everbridge Inc *	1,834	113,176
Evolent Health Inc ‘A’ *	972	6,989
Exela Technologies Inc *	1,933	2,281
ExlService Holdings Inc *	1,843	123,407
Five9 Inc *	3,297	177,181
ForeScout Technologies Inc *	2,290	86,837
FormFactor Inc *	312	5,817
Glu Mobile Inc *	6,451	32,191
Health Catalyst Inc *	381	12,055
Ideanomics Inc *	2,649	3,987
Impinj Inc *	796	24,541
Inovalon Holdings Inc ‘A’ *	3,919	64,232
Inphi Corp *	2,472	150,916
Insight Enterprises Inc *	726	40,431
Inspired Entertainment Inc *	444	3,192
Instructure Inc *	1,874	72,599
Intelligent Systems Corp *	379	15,744
j2 Global Inc *	2,566	233,044
Lattice Semiconductor Corp *	6,860	125,435
LivePerson Inc *	3,390	121,023
Majesco *	476	4,017
MAXIMUS Inc	3,498	270,255
MaxLinear Inc *	3,579	80,098
MicroStrategy Inc ‘A’ *	454	67,360
Mitek Systems Inc *	1,156	11,155
MobileIron Inc *	5,338	34,937

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Model N Inc *	1,816	$50,412
Monotype Imaging Holdings Inc *	1,018	20,167
MTS Systems Corp	334	18,454
Nanometrics Inc *	434	14,157
NextGen Healthcare Inc *	3,013	47,214
Omnicell Inc *	2,280	164,776
OneSpan Inc *	1,308	18,966
PAR Technology Corp *	644	15,308
Pareteum Corp *	2,688	3,468
Parsons Corp *	1,039	34,266
PDF Solutions Inc *	135	1,764
Perspecta Inc	564	14,732
Phreesia Inc *	480	11,635
Phunware Inc *	1,727	2,487
Pitney Bowes Inc	4,407	20,140
PlayAGS Inc *	1,482	15,235
Power Integrations Inc	1,555	140,619
Presidio Inc	450	7,605
Progress Software Corp	2,448	93,171
PROS Holdings Inc *	1,813	108,055
QAD Inc ‘A’	322	14,870
Qualys Inc *	1,871	141,391
Rapid7 Inc *	2,681	121,691
Rimini Street Inc *	1,099	4,814
Rudolph Technologies Inc *	230	6,063
SailPoint Technologies Holding Inc *	4,716	88,142
Science Applications International Corp	3,264	285,110
Semtech Corp *	3,322	161,482
Silicon Laboratories Inc *	2,363	263,120
Simulations Plus Inc	663	23,006
SPS Commerce Inc *	1,925	90,610
SVMK Inc *	4,734	80,951
Tabula Rasa HealthCare Inc *	1,064	58,456
Tenable Holdings Inc *	2,017	45,140
TTEC Holdings Inc	797	38,160
Unisys Corp *	1,984	14,741
Upland Software Inc *	1,253	43,680
Varonis Systems Inc *	1,632	97,561
Verint Systems Inc *	3,401	145,495
Verra Mobility Corp *	6,376	91,496
Virtusa Corp *	1,602	57,704
Vocera Communications Inc *	1,714	42,250
Workiva Inc *	2,023	88,668
Xperi Corp	546	11,291
Yext Inc *	5,111	81,214
Zuora Inc ‘A’ *	4,743	71,382

		7,334,513

Utilities - 1.6%

American States Water Co	2,022	181,697
Atlantic Power Corp *	3,722	8,709
California Water Service Group	2,498	132,219
Chesapeake Utilities Corp	878	83,691
Connecticut Water Service Inc	675	47,291
El Paso Electric Co	382	25,625
Genie Energy Ltd ‘B’	317	2,365
Global Water Resources Inc	630	7,459
MGE Energy Inc	690	55,110
Middlesex Water Co	768	49,889
New Jersey Resources Corp	322	14,561
Northwest Natural Holding Co	238	16,979
Ormat Technologies Inc	771	57,278
Otter Tail Corp	950	51,062
SJW Group	937	63,988
South Jersey Industries Inc	724	23,827
Southwest Gas Holdings Inc	333	30,316
Spark Energy Inc ‘A’	595	6,277
The York Water Co	649	28,335

		886,678

Total Common Stocks (Cost $50,329,060)		53,166,854

	Shares	Value
EXCHANGE-TRADED FUND - 3.2%

iShares Russell 2000 Growth	9,438	$1,818,986

Total Exchange-Traded Fund (Cost $1,848,648)		1,818,986

	Principal Amount
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $1,107,806; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $1,133,871)	$1,107,795	1,107,795

Total Short-Term Investment (Cost $1,107,795)		1,107,795

TOTAL INVESTMENTS - 99.8% (Cost $53,286,185)		56,094,316

DERIVATIVES - (0.1%)		(40,200)

OTHER ASSETS & LIABILITIES, NET - 0.3%		142,703

NET ASSETS - 100.0%		$56,196,819

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)

An investment with a value of $441 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/19	14	$1,107,700	$1,067,500	($40,200)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Basic Materials	$441	$-	$-	$441
	Consumer, Non-Cyclical	240	-	240	-

	Total Rights	681	-	240	441

	Common Stocks	53,166,854	53,166,854	-	-
	Exchange-Traded Fund	1,818,986	1,818,986	-	-
	Short-Term Investment	1,107,795	-	1,107,795	-

	Total Assets	56,094,316	54,985,840	1,108,035	441

Liabilities	Derivatives:
	Equity Contracts
	Futures	(40,200)	(40,200)	-	-

	Total Liabilities	(40,200)	(40,200)	-	-

	Total	$56,054,116	$54,945,640	$1,108,035	$441

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	259	$47

Total Rights (Cost $47)		47

COMMON STOCKS - 97.6%

Basic Materials - 3.1%

AdvanSix Inc *	1,600	41,152
AK Steel Holding Corp *	10,080	22,882
Allegheny Technologies Inc *	7,354	148,918
American Vanguard Corp	1,750	27,475
Amyris Inc *	1,910	9,092
Carpenter Technology Corp	2,751	142,117
Century Aluminum Co *	2,821	18,717
Clearwater Paper Corp *	927	19,578
Cleveland-Cliffs Inc	13,394	96,705
Coeur Mining Inc *	12,843	61,775
Commercial Metals Co	6,875	119,487
Contura Energy Inc *	1,107	30,952
Covia Holdings Corp *	2,326	4,699
Energy Fuels Inc *	5,637	10,879
Ferro Corp *	854	10,128
Gold Resource Corp	3,697	11,276
Hawkins Inc	549	23,333
HB Fuller Co	777	36,177
Hecla Mining Co	27,895	49,095
Innophos Holdings Inc	1,166	37,848
Innospec Inc	205	18,274
Intrepid Potash Inc *	5,442	17,795
Kaiser Aluminum Corp	438	43,349
Koppers Holdings Inc *	299	8,734
Kraton Corp *	1,310	42,300
Kronos Worldwide Inc	1,297	16,044
Livent Corp *	8,471	56,671
Materion Corp	700	42,952
Minerals Technologies Inc	2,040	108,304
Neenah Inc	165	10,745
Novagold Resources Inc * (Canada)	4,161	25,257
Oil-Dri Corp of America	322	10,967
Orion Engineered Carbons SA (Luxembourg)	1,101	18,398
PH Glatfelter Co	2,541	39,106
PolyOne Corp	249	8,130
PQ Group Holdings Inc *	2,231	35,562
Rayonier Advanced Materials Inc *	2,686	11,630
Schnitzer Steel Industries Inc ‘A’	1,488	30,742
Schweitzer-Mauduit International Inc	1,809	67,729
Sensient Technologies Corp	1,150	78,947
Stepan Co	1,071	103,951
Tronox Holdings PLC ‘A’	2,934	24,352
United States Lime & Minerals Inc	95	7,268
Valhi Inc	1,657	3,148
Verso Corp ‘A’ *	1,897	23,485

		1,776,125

Communications - 3.1%

ADTRAN Inc	2,706	30,700
ATN International Inc	647	37,765
Boston Omaha Corp ‘A’ *	158	3,133
CalAmp Corp *	1,834	21,128
Calix Inc *	1,410	9,010
Cambium Networks Corp *	159	1,542

	Shares	Value
Cars.com Inc *	3,367	$30,236
Casa Systems Inc *	147	1,155
Cincinnati Bell Inc *	2,754	13,963
Clear Channel Outdoor Holdings Inc *	2,290	5,771
comScore Inc *	2,750	5,252
Consolidated Communications Holdings Inc *	3,961	18,854
Cumulus Media Inc ‘A’ *	797	11,588
DASAN Zhone Solutions Inc *	23	211
DHI Group Inc *	2,869	11,046
Digi International Inc *	1,702	23,181
Entercom Communications Corp ‘A’	7,410	24,749
Entravision Communications Corp ‘A’	2,915	9,270
ePlus Inc *	90	6,848
Fluent Inc *	185	506
Frontier Communications Corp *	6,056	5,251
Gannett Co Inc	6,127	65,804
Gray Television Inc *	3,126	51,016
Harmonic Inc *	4,988	32,821
HealthStream Inc *	913	23,638
Hemisphere Media Group Inc *	66	807
Houghton Mifflin Harcourt Co *	6,164	32,854
IDT Corp ‘B’ *	247	2,601
Infinera Corp *	10,270	55,971
Inseego Corp *	2,494	11,971
Intelsat SA *	3,934	89,695
Iridium Communications Inc *	5,787	123,147
KVH Industries Inc *	840	8,946
Lands’ End Inc *	593	6,728
Leaf Group Ltd *	213	895
Lee Enterprises Inc *	2,999	6,118
Liberty Latin America Ltd ‘A’ * (Chile)	2,706	46,191
Liberty Latin America Ltd ‘C’ * (Chile)	6,651	113,699
Limelight Networks Inc *	3,771	11,426
Liquidity Services Inc *	1,525	11,285
Marchex Inc ‘B’ *	1,911	6,001
Maxar Technologies Inc	3,514	26,706
MSG Networks Inc ‘A’ *	3,378	54,791
National CineMedia Inc	3,128	25,650
NeoPhotonics Corp *	2,327	14,171
NETGEAR Inc *	1,804	58,125
New Media Investment Group Inc	3,585	31,584
ORBCOMM Inc *	802	3,818
Overstock.com Inc *	1,276	13,513
Preformed Line Products Co	168	9,171
Quotient Technology Inc *	3,956	30,936
Ribbon Communications Inc *	3,354	19,587
RigNet Inc *	90	697
Saga Communications Inc ‘A’	205	6,099
Scholastic Corp	1,757	66,344
Spok Holdings Inc	1,039	12,406
Stamps.com Inc *	978	72,812
Stitch Fix Inc ‘A’ *	265	5,101
TEGNA Inc	12,705	197,309
TESSCO Technologies Inc	349	5,015
The EW Scripps Co ‘A’	3,173	42,137
The Meet Group Inc *	1,490	4,880
The RealReal Inc *	798	17,843
The Rubicon Project Inc *	873	7,604
Tribune Publishing Co	990	8,494
TrueCar Inc *	833	2,832
Value Line Inc	17	387
Vonage Holdings Corp *	4,247	47,991
WideOpenWest Inc *	1,386	8,538

		1,767,314

Consumer, Cyclical - 12.1%

Abercrombie & Fitch Co ‘A’	3,830	59,748
Acushnet Holdings Corp	2,077	54,833
Adient PLC *	5,117	117,486
AMC Entertainment Holdings Inc ‘A’	3,069	32,838

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
American Axle & Manufacturing Holdings Inc *	6,455	$53,060
American Eagle Outfitters Inc	915	14,841
Anixter International Inc *	1,782	123,172
Ascena Retail Group Inc *	8,351	2,206
At Home Group Inc *	2,495	24,002
Barnes & Noble Education Inc *	2,269	7,079
Bassett Furniture Industries Inc	550	8,415
BBX Capital Corp	3,330	15,551
Beacon Roofing Supply Inc *	3,220	107,967
Beazer Homes USA Inc *	1,698	25,300
Bed Bath & Beyond Inc	7,094	75,480
Big Lots Inc	2,301	56,374
Biglari Holdings Inc ‘B’ *	9	981
BJ’s Wholesale Club Holdings Inc *	4,300	111,241
Blue Bird Corp *	427	8,128
BlueLinx Holdings Inc *	501	16,197
BMC Stock Holdings Inc *	3,904	102,207
Boyd Gaming Corp	413	9,891
Brinker International Inc	519	22,146
Caleres Inc	2,387	55,880
Callaway Golf Co	5,403	104,872
Cannae Holdings Inc *	3,926	107,847
Carrols Restaurant Group Inc *	1,846	15,303
Century Casinos Inc *	1,659	12,824
Century Communities Inc *	847	25,944
Chico’s FAS Inc	6,596	26,582
Chuy’s Holdings Inc *	709	17,555
Citi Trends Inc	631	11,547
Clarus Corp	523	6,132
Commercial Vehicle Group Inc *	1,713	12,351
CompX International Inc	107	1,533
Conn’s Inc *	1,185	29,459
Cooper Tire & Rubber Co	2,893	75,565
Cooper-Standard Holdings Inc *	1,009	41,248
Culp Inc	641	10,448
Daktronics Inc	2,083	15,383
Dana Inc	8,455	122,090
Del Taco Restaurants Inc *	1,621	16,575
Delta Apparel Inc *	343	8,146
Denny’s Corp *	841	19,145
Designer Brands Inc ‘A’	2,452	41,978
Dillard’s Inc ‘A’	600	39,666
Dine Brands Global Inc	385	29,206
Drive Shack Inc *	228	983
El Pollo Loco Holdings Inc *	1,239	13,579
Empire Resorts Inc *	81	780
Eros International PLC * (India)	4,067	7,768
Escalade Inc	583	6,349
Ethan Allen Interiors Inc	1,368	26,129
Express Inc *	3,800	13,072
EZCORP Inc ‘A’ *	2,900	18,720
Fiesta Restaurant Group Inc *	1,314	13,692
Flexsteel Industries Inc	411	6,091
Forestar Group Inc *	624	11,407
Fossil Group Inc *	2,773	34,690
Foundation Building Materials Inc *	610	9,449
G-III Apparel Group Ltd *	2,612	67,311
Gaia Inc *	575	3,758
GameStop Corp ‘A’ *	5,363	29,604
Genesco Inc *	964	38,579
GMS Inc *	1,065	30,587
GNC Holdings Inc ‘A’ *	4,502	9,634
Golden Entertainment Inc *	507	6,738
Green Brick Partners Inc *	1,282	13,717
Group 1 Automotive Inc	1,020	94,156
Guess? Inc	2,956	54,775
H&E Equipment Services Inc	394	11,371
Haverty Furniture Cos Inc	1,048	21,243
Hawaiian Holdings Inc	2,757	72,399
Hibbett Sports Inc *	963	22,053
HNI Corp	523	18,567

	Shares	Value
Hooker Furniture Corp	607	$13,014
Hudson Ltd ‘A’ *	2,264	27,779
Interface Inc	317	4,577
International Speedway Corp ‘A’	1,360	61,214
J Alexander’s Holdings Inc *	692	8,110
J. Jill Inc	828	1,573
Jack in the Box Inc	1,262	114,993
JC Penney Co Inc *	17,715	15,747
Johnson Outdoors Inc ‘A’	110	6,442
KB Home	3,996	135,864
Kimball International Inc ‘B’	271	5,230
Knoll Inc	171	4,335
Kontoor Brands Inc	1,948	68,375
Kura Sushi USA Inc ‘A’ *	123	2,413
La-Z-Boy Inc	1,549	52,031
Lifetime Brands Inc	650	5,753
Lithia Motors Inc ‘A’	495	65,528
Lumber Liquidators Holdings Inc *	1,293	12,762
M/I Homes Inc *	1,528	57,529
MarineMax Inc *	1,183	18,313
Marriott Vacations Worldwide Corp	2,057	213,126
MDC Holdings Inc	2,891	124,602
Meritage Homes Corp *	2,113	148,650
Meritor Inc *	754	13,949
Mesa Air Group Inc *	656	4,425
Methode Electronics Inc	2,121	71,350
Miller Industries Inc	584	19,447
Mobile Mini Inc	1,763	64,984
Modine Manufacturing Co *	2,883	32,780
Monarch Casino & Resort Inc *	124	5,170
Motorcar Parts of America Inc *	1,069	18,066
Movado Group Inc	885	22,001
Navistar International Corp *	2,859	80,366
Office Depot Inc	31,530	55,335
OneSpaWorld Holdings Ltd * (Bahamas)	2,652	41,186
Oxford Industries Inc	625	44,813
Papa John’s International Inc	133	6,963
Party City Holdco Inc * §	3,022	17,256
PC Connection Inc	650	25,285
Penn National Gaming Inc *	5,695	106,069
PetMed Express Inc	806	14,524
Potbelly Corp *	1,175	5,123
PriceSmart Inc	1,187	84,396
Purple Innovation Inc *	159	1,197
RCI Hospitality Holdings Inc	505	10,443
Reading International Inc ‘A’ *	973	11,637
Red Lion Hotels Corp *	1,356	8,787
Red Robin Gourmet Burgers Inc *	741	24,646
Regis Corp *	1,584	32,028
REV Group Inc	1,276	14,585
RH *	691	118,044
Rite Aid Corp *	3,241	22,525
Rocky Brands Inc	380	12,627
RTW RetailWinds Inc *	1,682	2,304
Rush Enterprises Inc ‘A’	1,553	59,915
Rush Enterprises Inc ‘B’	302	12,059
Sally Beauty Holdings Inc *	7,070	105,272
ScanSource Inc *	1,500	45,825
Shoe Carnival Inc	534	17,307
Signet Jewelers Ltd (NYSE)	3,015	50,531
SkyWest Inc	2,918	167,493
Sleep Number Corp *	135	5,578
Sonic Automotive Inc ‘A’	1,433	45,011
Spartan Motors Inc	511	7,011
Spirit Airlines Inc *	875	31,763
Sportsman’s Warehouse Holdings Inc *	2,369	12,271
Standard Motor Products Inc	965	46,851
Steelcase Inc ‘A’	3,801	69,938
Stoneridge Inc *	1,379	42,708
Superior Group of Cos Inc	454	7,318
Systemax Inc	195	4,292

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Tailored Brands Inc *	334	$1,470
Taylor Morrison Home Corp *	5,317	137,923
Telenav Inc *	910	4,350
Tenneco Inc ‘A’ *	2,987	37,397
The Buckle Inc	1,706	35,144
The Cato Corp ‘A’	1,330	23,421
The Container Store Group Inc *	853	3,770
The Habit Restaurants Inc ‘A’ *	782	6,835
The Marcus Corp	1,310	48,483
The Michaels Cos Inc *	5,008	49,028
The St Joe Co *	2,032	34,808
Tile Shop Holdings Inc	2,200	7,018
Tilly’s Inc ‘A’	1,224	11,555
Titan International Inc	2,734	7,382
Titan Machinery Inc *	1,070	15,344
TRI Pointe Group Inc *	8,255	124,155
Triton International Ltd (Bermuda)	3,230	109,303
Tupperware Brands Corp	2,859	45,372
Unifi Inc *	816	17,887
UniFirst Corp	882	172,096
Universal Electronics Inc *	71	3,614
Vera Bradley Inc *	1,147	11,585
Veritiv Corp *	729	13,180
Vince Holding Corp *	171	3,247
Vista Outdoor Inc *	3,447	21,337
Visteon Corp *	1,626	134,210
Wabash National Corp	3,175	46,069
Waitr Holdings Inc *	2,374	3,051
Weyco Group Inc	338	7,642
William Lyon Homes ‘A’ *	1,861	37,890
Wingstop Inc	126	10,997
Winmark Corp	82	14,464
Winnebago Industries Inc	520	19,942
Wolverine World Wide Inc	2,545	71,922
World Fuel Services Corp	3,756	150,015
Zumiez Inc *	1,175	37,218

		6,924,161

Consumer, Non-Cyclical - 10.1%

Aaron’s Inc	455	29,238
Abeona Therapeutics Inc *	1,812	4,095
ABM Industries Inc	3,890	141,285
Acacia Research Corp *	2,289	6,135
Acceleron Pharma Inc *	451	17,819
ACCO Brands Corp	5,749	56,743
AcelRx Pharmaceuticals Inc *	2,934	6,455
Achillion Pharmaceuticals Inc *	8,126	29,254
Aclaris Therapeutics Inc *	1,728	1,866
Acorda Therapeutics Inc *	2,523	7,241
Adamas Pharmaceuticals Inc *	1,270	6,496
ADMA Biologics Inc *	381	1,695
Adtalem Global Education Inc *	3,310	126,078
Aduro Biotech Inc *	617	654
Aeglea BioTherapeutics Inc *	1,259	9,682
Affimed NV * (Germany)	570	1,676
Akebia Therapeutics Inc *	6,997	27,428
Akero Therapeutics Inc *	93	2,116
Akorn Inc *	4,634	17,609
Aldeyra Therapeutics Inc *	357	1,881
Alico Inc	222	7,552
Alphatec Holdings Inc *	250	1,255
AMAG Pharmaceuticals Inc *	1,947	22,488
American Public Education Inc *	916	20,463
American Renal Associates Holdings Inc *	599	3,786
AnaptysBio Inc *	216	7,558
AngioDynamics Inc *	2,075	38,222
Anika Therapeutics Inc *	801	43,967
Apyx Medical Corp *	1,621	10,974
Arcus Biosciences Inc *	1,963	17,863
Ardelyx Inc *	2,894	13,602

	Shares	Value
Arena Pharmaceuticals Inc *	590	$27,004
Arlo Technologies Inc *	4,154	14,165
ArQule Inc *	512	3,671
ASGN Inc *	358	22,504
Assembly Biosciences Inc *	1,141	11,216
Assertio Therapeutics Inc *	3,633	4,650
Atreca Inc ‘A’ *	145	1,775
Avanos Medical Inc *	2,734	102,416
Avid Bioservices Inc *	283	1,500
B&G Foods Inc	3,358	63,500
Beyondspring Inc *	50	905
BG Staffing Inc	319	6,096
BioCryst Pharmaceuticals Inc *	938	2,687
Bridgebio Pharma Inc *	316	6,785
BrightView Holdings Inc *	1,857	31,848
Brookdale Senior Living Inc *	10,640	80,651
Cadiz Inc *	721	9,005
CAI International Inc *	949	20,660
Cal-Maine Foods Inc *	1,816	72,558
Calithera Biosciences Inc *	2,562	7,917
Cambrex Corp *	1,120	66,640
Cara Therapeutics Inc *	360	6,581
Cardtronics PLC ‘A’ *	429	12,973
Care.com Inc *	111	1,160
CareDx Inc *	133	3,007
Carriage Services Inc	941	19,234
CASI Pharmaceuticals Inc *	244	815
Castle Biosciences Inc *	80	1,447
cbdMD Inc *	523	2,071
CBIZ Inc *	2,961	69,583
CEL-SCI Corp *	154	1,377
Cellular Biomedicine Group Inc *	209	3,106
Central Garden & Pet Co *	654	19,116
Central Garden & Pet Co ‘A’ *	2,390	66,263
Cerus Corp *	805	4,150
Chimerix Inc *	2,755	6,474
Coherus Biosciences Inc *	2,123	43,012
Collectors Universe Inc	54	1,538
Community Health Systems Inc *	4,886	17,590
Concert Pharmaceuticals Inc *	1,310	7,703
Constellation Pharmaceuticals Inc *	94	607
CRA International Inc	352	14,773
Craft Brew Alliance Inc *	591	4,840
Cross Country Healthcare Inc *	1,718	17,695
Cyclerion Therapeutics Inc *	97	1,176
Cytokinetics Inc *	304	3,460
Darling Ingredients Inc *	9,604	183,725
Dean Foods Co *	5,198	6,030
Diplomat Pharmacy Inc *	3,542	17,356
Dynavax Technologies Corp *	355	1,269
Edgewell Personal Care Co *	3,172	103,058
ElectroCore Inc *	717	1,570
elf Beauty Inc *	1,248	21,852
Eloxx Pharmaceuticals Inc *	151	683
Emerald Expositions Events Inc	1,421	13,826
Endo International PLC *	12,352	39,650
Ennis Inc	1,446	29,224
Enochian Biosciences Inc *	232	1,276
Enzo Biochem Inc *	2,479	8,924
Epizyme Inc *	1,174	12,110
Evelo Biosciences Inc *	621	3,788
EyePoint Pharmaceuticals Inc *	1,197	2,167
Farmer Brothers Co *	616	7,977
FibroGen Inc *	445	16,456
Five Prime Therapeutics Inc *	1,897	7,351
Fresh Del Monte Produce Inc	1,820	62,080
FTI Consulting Inc *	1,970	208,800
G1 Therapeutics Inc *	823	18,748
Geron Corp *	9,714	12,920
Gossamer Bio Inc *	1,181	19,829
GP Strategies Corp *	779	10,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Green Dot Corp ‘A’ *	508	$12,827
Gritstone Oncology Inc *	1,087	9,386
Hanger Inc *	1,792	36,521
Harpoon Therapeutics Inc *	203	2,773
Heidrick & Struggles International Inc	1,005	27,437
Herc Holdings Inc *	1,320	61,393
Hertz Global Holdings Inc *	5,959	82,472
Hostess Brands Inc *	7,014	98,091
Huron Consulting Group Inc *	1,135	69,621
ICF International Inc	402	33,957
ImmunoGen Inc *	3,662	8,862
Immunomedics Inc *	923	12,239
Information Services Group Inc *	1,889	4,694
Ingles Markets Inc ‘A’	846	32,876
Integer Holdings Corp *	508	38,384
Intellia Therapeutics Inc *	589	7,863
Intra-Cellular Therapies Inc *	1,243	9,285
Intrexon Corp *	3,003	17,177
Invacare Corp	1,873	14,048
Jounce Therapeutics Inc *	906	3,017
K12 Inc *	2,052	54,173
Kala Pharmaceuticals Inc *	601	2,287
Karuna Therapeutics Inc *	107	1,746
Kelly Services Inc ‘A’	1,914	46,357
Kezar Life Sciences Inc *	821	2,693
Kiniksa Pharmaceuticals Ltd ‘A’ *	36	306
Lancaster Colony Corp	294	40,763
Landec Corp *	1,385	15,055
Lannett Co Inc *	1,833	20,530
Laureate Education Inc ‘A’ *	6,120	101,439
LeMaitre Vascular Inc	132	4,512
Ligand Pharmaceuticals Inc *	913	90,880
Limoneira Co	619	11,365
Lineage Cell Therapeutics Inc *	6,093	5,971
LivaNova PLC *	604	44,569
LiveRamp Holdings Inc *	3,924	168,575
Livongo Health Inc *	180	3,139
LSC Communications Inc *	1,939	2,676
Luminex Corp	2,450	50,592
MacroGenics Inc *	1,424	18,170
Magellan Health Inc *	536	33,286
Mallinckrodt PLC *	4,774	11,505
Menlo Therapeutics Inc *	868	3,889
Meridian Bioscience Inc *	2,171	20,603
Mersana Therapeutics Inc *	2,015	3,184
Minerva Neurosciences Inc *	207	1,604
Molecular Templates Inc *	349	2,300
Morphic Holding Inc *	99	1,793
Myriad Genetics Inc *	3,573	102,295
NanoString Technologies Inc *	194	4,188
Nathan’s Famous Inc	97	6,969
National HealthCare Corp	713	58,359
Natural Grocers by Vitamin Cottage Inc *	484	4,835
Nature’s Sunshine Products Inc *	542	4,493
Navigant Consulting Inc	2,252	62,943
Neon Therapeutics Inc *	793	1,364
Novavax Inc *	849	4,262
OPKO Health Inc *	21,175	44,256
Option Care Health Inc *	6,570	21,024
OraSure Technologies Inc *	3,674	27,445
Orthofix Medical Inc *	267	14,156
Osmotica Pharmaceuticals PLC *	451	1,732
Owens & Minor Inc	3,470	20,161
Pacific Biosciences of California Inc *	714	3,684
Patterson Cos Inc	4,828	86,035
PDL BioPharma Inc *	7,277	15,718
Personalis Inc *	151	2,216
Phibro Animal Health Corp ‘A’	61	1,301
PolarityTE Inc *	786	2,539
Prestige Consumer Healthcare Inc *	2,956	102,544
Prevail Therapeutics Inc *	146	1,793

	Shares	Value
Principia Biopharma Inc *	57	$1,610
Protagonist Therapeutics Inc *	318	3,819
Prothena Corp PLC * (Ireland)	2,275	17,836
Pyxus International Inc *	473	6,187
Quad/Graphics Inc	1,936	20,347
Quanex Building Products Corp	1,880	33,990
Reata Pharmaceuticals Inc ‘A’ *	672	53,955
Resources Connection Inc	1,262	21,441
resTORbio Inc *	781	6,904
Revance Therapeutics Inc *	411	5,343
Revlon Inc ‘A’ *	61	1,433
Rigel Pharmaceuticals Inc *	795	1,487
Rockwell Medical Inc *	207	571
Rosetta Stone Inc *	1,018	17,713
RR Donnelley & Sons Co	4,029	15,189
RTI Surgical Holdings Inc *	3,178	9,057
Sanderson Farms Inc	189	28,601
Sangamo Therapeutics Inc *	1,892	17,123
SEACOR Marine Holdings Inc *	1,075	13,513
SeaSpine Holdings Corp *	967	11,807
Seneca Foods Corp ‘A’ *	379	11,817
Sientra Inc *	431	2,793
Solid Biosciences Inc *	1,006	10,402
SP Plus Corp *	1,332	49,284
SpartanNash Co	2,019	23,885
Spectrum Pharmaceuticals Inc *	537	4,454
Spero Therapeutics Inc *	546	5,788
Stoke Therapeutics Inc *	143	3,073
Strongbridge Biopharma PLC *	2,040	4,876
Surgery Partners Inc *	1,218	8,995
Sutro Biopharma Inc *	495	4,500
Syneos Health Inc *	3,373	179,477
Synlogic Inc *	920	2,107
Synthorx Inc *	20	325
TCR2 Therapeutics Inc *	650	9,770
Team Inc *	1,765	31,858
Tejon Ranch Co *	1,201	20,381
Tenet Healthcare Corp *	377	8,339
Textainer Group Holdings Ltd * (China)	1,567	15,529
TG Therapeutics Inc *	464	2,605
The Andersons Inc	1,833	41,114
The Hackett Group Inc	103	1,695
The Medicines Co *	2,950	147,500
The Simply Good Foods Co *	4,145	120,164
TherapeuticsMD Inc *	1,181	4,287
Tivity Health Inc *	2,766	45,999
Tootsie Roll Industries Inc	98	3,640
TransEnterix Inc *	3,160	1,959
TransMedics Group Inc *	51	1,211
Triple-S Management Corp ‘B’ *	1,304	17,474
TrueBlue Inc *	2,324	49,036
Turning Point Therapeutics Inc *	27	1,015
United Natural Foods Inc *	3,097	35,677
UNITY Biotechnology Inc *	440	2,684
Universal Corp	1,443	79,091
Utah Medical Products Inc	27	2,588
Varex Imaging Corp *	1,258	35,903
VBI Vaccines Inc *	910	429
Vector Group Ltd	401	4,777
Vectrus Inc *	648	26,341
Verrica Pharmaceuticals Inc *	422	6,229
Viking Therapeutics Inc *	3,286	22,608
Village Super Market Inc ‘A’	472	12,484
WaVe Life Sciences Ltd *	266	5,461
Weis Markets Inc	546	20,824
WW International Inc *	2,696	101,963
Xeris Pharmaceuticals Inc *	81	796

		5,804,081

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Energy - 5.7%

Abraxas Petroleum Corp *	9,009	$4,572
Advanced Emissions Solutions Inc	114	1,692
Amplify Energy Corp	662	4,085
Arch Coal Inc ‘A’	948	70,342
Archrock Inc	7,560	75,373
Berry Petroleum Corp	3,706	34,688
Bonanza Creek Energy Inc *	1,150	25,749
Brigham Minerals Inc ‘A’	263	5,234
C&J Energy Services Inc *	3,919	42,051
California Resources Corp *	2,819	28,754
Callon Petroleum Co *	13,248	57,496
Carrizo Oil & Gas Inc *	5,277	45,303
Chaparral Energy Inc ‘A’ *	1,745	2,338
Clean Energy Fuels Corp *	7,732	15,967
CNX Resources Corp *	10,936	79,395
Comstock Resources Inc *	843	6,567
CONSOL Energy Inc *	1,615	25,242
CVR Energy Inc	1,007	44,338
Delek US Holdings Inc	4,407	159,974
Denbury Resources Inc *	27,240	32,416
Diamond Offshore Drilling Inc *	3,879	21,567
Dril-Quip Inc *	2,098	105,278
Earthstone Energy Inc ‘A’ *	1,136	3,692
Era Group Inc *	1,143	12,070
Evolution Petroleum Corp	219	1,279
Exterran Corp *	1,748	22,829
Extraction Oil & Gas Inc *	5,062	14,882
Falcon Minerals Corp	1,809	10,402
Flotek Industries Inc *	3,022	6,648
Forum Energy Technologies Inc *	4,579	7,097
Frank’s International NV *	6,238	29,630
FTS International Inc *	998	2,236
FutureFuel Corp	1,485	17,731
Geospace Technologies Corp *	733	11,266
Goodrich Petroleum Corp *	125	1,329
Green Plains Inc *	2,213	23,447
Gulfport Energy Corp *	9,461	25,639
Hallador Energy Co	1,140	4,127
Helix Energy Solutions Group Inc *	8,248	66,479
HighPoint Resources Corp *	6,329	10,063
Independence Contract Drilling Inc *	2,636	3,163
Isramco Inc *	3	368
Jagged Peak Energy Inc *	1,358	9,859
Keane Group Inc *	2,977	18,041
KLX Energy Services Holdings Inc *	1,191	10,296
Laredo Petroleum Inc *	10,171	24,512
Liberty Oilfield Services Inc ‘A’	2,252	24,389
Magnolia Oil & Gas Corp ‘A’ *	5,808	64,469
Mammoth Energy Services Inc *	734	1,820
Matador Resources Co *	5,777	95,494
Matrix Service Co *	1,584	27,150
McDermott International Inc *	10,446	21,101
Montage Resources Corp *	1,206	4,559
MRC Global Inc *	4,198	50,922
Murphy USA Inc *	1,477	125,988
Nabors Industries Ltd	20,515	38,363
NACCO Industries Inc ‘A’	208	13,293
National Energy Services Reunited Corp *	1,322	8,831
Natural Gas Services Group Inc *	675	8,647
NCS Multistage Holdings Inc *	783	1,566
Newpark Resources Inc *	5,267	40,135
Nine Energy Service Inc *	910	5,615
Noble Corp PLC *	14,887	18,906
Northern Oil and Gas Inc *	17,227	33,765
NOW Inc *	6,267	71,882
Oasis Petroleum Inc *	18,475	63,923
Oceaneering International Inc *	5,732	77,669
Oil States International Inc *	3,538	47,055
Pacific Drilling SA *	1,673	6,541

	Shares	Value
Panhandle Oil and Gas Inc ‘A’	860	$12,023
Par Pacific Holdings Inc *	2,132	48,738
Parker Drilling Co *	605	11,447
Pattern Energy Group Inc ‘A’	5,123	137,962
PDC Energy Inc *	3,679	102,092
Peabody Energy Corp	4,073	59,955
Penn Virginia Corp *	808	23,489
PrimeEnergy Resources Corp *	8	920
ProPetro Holding Corp *	1,937	17,607
QEP Resources Inc	13,796	51,045
Ramaco Resources Inc *	455	1,699
Renewable Energy Group Inc *	2,184	32,771
REX American Resources Corp *	318	24,273
Ring Energy Inc *	1,941	3,183
Roan Resources Inc *	2,011	2,474
RPC Inc	3,271	18,350
SandRidge Energy Inc *	1,695	7,967
Seadrill Ltd * (United Kingdom)	3,283	6,894
Select Energy Services Inc ‘A’ *	3,533	30,596
SemGroup Corp ‘A’	4,619	75,474
SilverBow Resources Inc *	417	4,041
SM Energy Co	6,502	63,004
Smart Sand Inc *	1,126	3,187
Southwestern Energy Co *	31,327	60,461
SRC Energy Inc *	14,184	66,097
SunCoke Energy Inc *	4,604	25,967
Sunnova Energy International Inc *	684	7,353
SunPower Corp *	3,680	40,370
Talos Energy Inc *	1,134	23,054
TerraForm Power Inc ‘A’	1,201	21,888
TETRA Technologies Inc *	6,741	13,549
Thermon Group Holdings Inc *	1,372	31,529
Trecora Resources *	1,169	10,544
Unit Corp *	2,956	9,991
US Silica Holdings Inc	4,257	40,697
Us Well Services Inc *	219	480
W&T Offshore Inc *	5,592	24,437
Warrior Met Coal Inc	2,975	58,072
Whiting Petroleum Corp *	5,266	42,286

		3,293,555

Financial - 41.0%

1st Constitution Bancorp	400	7,500
1st Source Corp	871	39,831
Acadia Realty Trust REIT	4,897	139,956
ACNB Corp	412	14,132
AG Mortgage Investment Trust Inc REIT	2,003	30,345
Agree Realty Corp REIT	2,374	173,658
Aircastle Ltd	3,033	68,030
Alexander & Baldwin Inc REIT	3,970	97,305
Allegiance Bancshares Inc *	1,172	37,609
Altisource Portfolio Solutions SA *	325	6,572
Amalgamated Bank ‘A’	779	12,480
Ambac Financial Group Inc *	2,636	51,534
Amerant Bancorp Inc *	1,087	22,794
American Equity Investment Life Holding Co	5,056	122,355
American Finance Trust Inc REIT	5,763	80,451
American National Bankshares Inc	648	22,985
American Realty Investors Inc *	161	2,476
Ameris Bancorp	3,062	123,215
AMERISAFE Inc	1,103	72,919
Ames National Corp	512	14,648
Anworth Mortgage Asset Corp REIT	5,528	18,242
Apollo Commercial Real Estate Finance Inc REIT	8,866	169,961
Ares Commercial Real Estate Corp REIT	1,504	22,906
Argo Group International Holdings Ltd	1,923	135,072
Arlington Asset Investment Corp ‘A’ REIT	2,028	11,134
Armada Hoffler Properties Inc REIT	2,184	39,509
ARMOUR Residential REIT Inc	3,496	58,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Arrow Financial Corp	765	$25,553
Artisan Partners Asset Management Inc ‘A’	1,371	38,717
Ashford Hospitality Trust Inc REIT	5,005	16,567
Assetmark Financial Holdings Inc *	462	12,035
Associated Capital Group Inc ‘A’	123	4,378
Atlantic Capital Bancshares Inc *	1,327	23,010
Atlantic Union Bankshares Corp	4,792	178,478
Axos Financial Inc *	1,193	32,986
B. Riley Financial Inc	1,200	28,344
Banc of California Inc	2,755	38,956
BancFirst Corp	1,131	62,680
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	1,818	36,251
BancorpSouth Bank	5,664	167,711
Bank First Corp	16	1,059
Bank of Commerce Holdings	935	10,182
Bank of Marin Bancorp	784	32,528
Bank7 Corp	208	3,910
BankFinancial Corp	750	8,925
Bankwell Financial Group Inc	372	10,230
Banner Corp	1,878	105,487
Bar Harbor Bankshares	870	21,689
Baycom Corp *	381	8,653
BCB Bancorp Inc	766	9,835
Berkshire Hills Bancorp Inc	2,688	78,732
Blackstone Mortgage Trust Inc ‘A’ REIT	7,289	261,311
Blucora Inc *	744	16,100
Boston Private Financial Holdings Inc	4,375	50,991
Braemar Hotels & Resorts Inc REIT	1,724	16,188
Bridge Bancorp Inc	955	28,230
Bridgewater Bancshares Inc *	1,286	15,355
Brightsphere Investment Group Inc	4,094	40,572
Brookline Bancorp Inc	4,458	65,666
BRT Apartments Corp REIT	525	7,655
Bryn Mawr Bank Corp	1,190	43,447
Business First Bancshares Inc	757	18,471
Byline Bancorp Inc *	1,411	25,229
C&F Financial Corp	196	10,321
Cadence BanCorp	7,243	127,042
Cambridge Bancorp	177	13,277
Camden National Corp	956	41,414
Capital Bancorp Inc *	452	6,156
Capital City Bank Group Inc	844	23,168
Capitol Federal Financial Inc	7,788	107,319
Capstar Financial Holdings Inc	818	13,562
Capstead Mortgage Corp REIT	5,534	40,675
CareTrust REIT Inc	1,375	32,319
Carolina Financial Corp	1,258	44,709
Carter Bank & Trust *	1,342	25,350
CatchMark Timber Trust Inc ‘A’ REIT	2,769	29,545
Cathay General Bancorp	4,543	157,801
CBL & Associates Properties Inc REIT	9,719	12,538
CBTX Inc	1,053	29,358
Cedar Realty Trust Inc REIT	5,151	15,453
CenterState Bank Corp	7,297	175,019
Central Pacific Financial Corp	1,304	37,034
Central Valley Community Bancorp	708	14,408
Century Bancorp Inc ‘A’	133	11,651
Chatham Lodging Trust REIT	2,733	49,604
Chemung Financial Corp	197	8,274
Cherry Hill Mortgage Investment Corp REIT	917	12,013
CIM Commercial Trust Corp REIT	76	1,178
Citizens & Northern Corp	685	18,002
Citizens Inc *	2,846	19,552
City Holding Co	821	62,601
City Office REIT Inc	2,217	31,903
Civista Bancshares Inc	859	18,666
CNB Financial Corp	841	24,137
CNO Financial Group Inc	9,216	145,889
Coastal Financial Corp *	179	2,705
Codorus Valley Bancorp Inc	564	13,119

	Shares	Value
Colony Bankcorp Inc	412	$6,324
Colony Credit Real Estate Inc REIT	4,759	68,815
Columbia Banking System Inc	4,144	152,914
Columbia Financial Inc *	3,066	48,412
Community Bank System Inc	2,921	180,196
Community Bankers Trust Corp	1,199	10,311
Community Healthcare Trust Inc REIT	411	18,310
Community Trust Bancorp Inc	923	39,301
ConnectOne Bancorp Inc	1,557	34,565
Consolidated-Tomoka Land Co	283	18,565
CoreCivic Inc REIT	6,960	120,269
CorEnergy Infrastructure Trust Inc REIT	767	36,218
CorePoint Lodging Inc REIT	2,333	23,587
Cowen Inc ‘A’ *	861	13,251
Crawford & Co ‘A’	138	1,501
CrossFirst Bankshares Inc *	493	7,052
Cushman & Wakefield PLC *	338	6,263
Customers Bancorp Inc *	1,594	33,060
CVB Financial Corp	7,744	161,617
Deluxe Corp	2,372	116,608
Diamond Hill Investment Group Inc	22	3,039
DiamondRock Hospitality Co REIT	11,658	119,495
Dime Community Bancshares Inc	1,864	39,908
DNB Financial Corp	193	8,590
Donegal Group Inc ‘A’	738	10,819
Dynex Capital Inc REIT	1,453	21,475
Eagle Bancorp Inc	1,832	81,744
Easterly Government Properties Inc REIT	3,569	76,020
Elevate Credit Inc *	386	1,625
Ellington Financial Inc	1,819	32,869
Employers Holdings Inc	1,656	72,168
Encore Capital Group Inc *	1,783	59,418
Enova International Inc *	638	13,239
Enstar Group Ltd * (Bermuda)	557	105,785
Entegra Financial Corp *	369	11,085
Enterprise Bancorp Inc	545	16,339
Enterprise Financial Services Corp	1,446	58,925
Equity Bancshares Inc ‘A’ *	850	22,789
Esquire Financial Holdings Inc *	200	4,960
ESSA Bancorp Inc	553	9,080
Essent Group Ltd	2,768	131,951
Essential Properties Realty Trust Inc REIT	3,930	90,036
Evans Bancorp Inc	280	10,472
Exantas Capital Corp REIT	1,720	19,556
Farmers & Merchants Bancorp Inc	564	14,641
Farmers National Banc Corp	1,475	21,358
Farmland Partners Inc REIT	1,574	10,514
FB Financial Corp	577	21,666
FBL Financial Group Inc ‘A’	582	34,635
Federal Agricultural Mortgage Corp ‘C’	373	30,459
FedNat Holding Co	342	4,785
FGL Holdings	8,521	67,998
Fidelity D&D Bancorp Inc	95	5,914
Financial Institutions Inc	890	26,860
First BanCorp	12,065	120,409
First Bancorp Inc	598	16,439
First Bancorp NC	1,747	62,717
First Bank	901	9,758
First Busey Corp	3,079	77,837
First Business Financial Services Inc	490	11,799
First Capital Inc	169	9,773
First Choice Bancorp	572	12,195
First Commonwealth Financial Corp	5,653	75,072
First Community Bankshares Inc	936	30,298
First Defiance Financial Corp	1,175	34,034
First Financial Bancorp	5,420	132,655
First Financial Corp	712	30,951
First Financial Northwest Inc	463	6,843
First Foundation Inc	1,579	24,119
First Guaranty Bancshares Inc	296	6,553
First Industrial Realty Trust Inc REIT	5,798	229,369

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
First Internet Bancorp	541	$11,583
First Interstate BancSystem Inc ‘A’	2,271	91,385
First Merchants Corp	3,180	119,679
First Mid Bancshares Inc	871	30,154
First Midwest Bancorp Inc	6,256	121,867
First Northwest Bancorp	523	9,058
Flagstar Bancorp Inc	1,656	61,852
Flushing Financial Corp	1,608	32,490
FNCB Bancorp Inc	962	7,513
Franklin Financial Network Inc	740	22,355
Franklin Financial Services Corp	231	8,212
Franklin Street Properties Corp REIT	6,176	52,249
Front Yard Residential Corp REIT	2,914	33,686
FRP Holdings Inc *	394	18,920
FS Bancorp Inc	199	10,448
Fulton Financial Corp	9,503	153,759
FVCBankcorp Inc *	675	11,853
GAIN Capital Holdings Inc	1,112	5,871
GAMCO Investors Inc ‘A’	50	978
Genworth Financial Inc ‘A’ *	29,533	129,945
German American Bancorp Inc	1,465	46,953
Getty Realty Corp REIT	1,949	62,485
Glacier Bancorp Inc	4,050	163,863
Gladstone Commercial Corp REIT	1,233	28,976
Gladstone Land Corp REIT	1,158	13,774
Global Indemnity Ltd (Cayman)	393	9,813
Global Medical REIT Inc	1,769	20,167
Global Net Lease Inc REIT	4,886	95,277
Granite Point Mortgage Trust Inc REIT	3,101	58,113
Great Ajax Corp REIT	1,010	15,655
Great Southern Bancorp Inc	665	37,872
Great Western Bancorp Inc	3,232	106,656
Greene County Bancorp Inc	29	795
Greenlight Capital Re Ltd ‘A’ *	1,739	18,260
Griffin Industrial Realty Inc	43	1,632
Guaranty Bancshares Inc	463	14,163
Hallmark Financial Services Inc *	759	14,520
Hancock Whitney Corp	5,251	201,104
Hanmi Financial Corp	1,401	26,311
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	3,455	100,713
Harborone Bancorp Inc *	915	9,209
Hawthorn Bancshares Inc	314	7,483
HCI Group Inc	373	15,681
Healthcare Realty Trust Inc REIT	7,383	247,330
Heartland Financial USA Inc	2,085	93,283
Heritage Commerce Corp	2,263	26,602
Heritage Financial Corp	2,167	58,422
Heritage Insurance Holdings Inc	1,353	20,227
Hersha Hospitality Trust REIT	2,010	29,909
Hilltop Holdings Inc	4,207	100,505
Hingham Institution for Savings	40	7,560
Home Bancorp Inc	453	17,662
Home BancShares Inc	9,176	172,463
HomeStreet Inc *	1,288	35,188
HomeTrust Bancshares Inc	690	17,988
Hope Bancorp Inc	6,848	98,200
Horace Mann Educators Corp	2,298	106,466
Horizon Bancorp Inc	2,233	38,765
Howard Bancorp Inc *	719	12,000
IBERIABANK Corp	3,074	232,210
Independence Holding Co	273	10,535
Independence Realty Trust Inc REIT	5,310	75,986
Independent Bank Corp	1,693	126,382
Independent Bank Corp MI	985	20,995
Independent Bank Group Inc	1,617	85,070
Industrial Logistics Properties Trust REIT	3,742	79,518
International Bancshares Corp	3,290	127,060
INTL. FCStone Inc *	956	39,253
Invesco Mortgage Capital Inc REIT	8,438	129,186
Investar Holding Corp	411	9,782

	Shares	Value
Investors Bancorp Inc	13,533	$153,735
Investors Real Estate Trust REIT	678	50,626
Investors Title Co	70	11,207
iStar Inc REIT	1,019	13,298
James River Group Holdings Ltd	899	46,065
Jernigan Capital Inc REIT	1,197	23,042
Kearny Financial Corp	3,307	43,123
Kennedy-Wilson Holdings Inc	3,491	76,523
Kite Realty Group Trust REIT	4,800	77,520
KKR Real Estate Finance Trust Inc REIT	1,431	27,947
Ladder Capital Corp REIT	5,995	103,534
Ladenburg Thalmann Financial Services Inc	585	1,386
Lakeland Bancorp Inc	2,905	44,824
Lakeland Financial Corp	446	19,615
LCNB Corp	706	12,524
Legacy Housing Corp *	169	2,738
LegacyTexas Financial Group Inc	1,611	70,127
LendingClub Corp *	3,816	49,913
Level One Bancorp Inc	312	7,525
Lexington Realty Trust REIT	13,362	136,961
Live Oak Bancshares Inc	1,514	27,403
LTC Properties Inc REIT	1,186	60,747
Luther Burbank Corp	1,124	12,735
Macatawa Bank Corp	1,492	15,502
Mack-Cali Realty Corp REIT	5,078	109,989
Mackinac Financial Corp	516	7,977
MainStreet Bancshares Inc *	395	8,315
Malvern Bancorp Inc *	408	8,907
Marcus & Millichap Inc *	163	5,785
Marlin Business Services Corp	362	9,119
Maui Land & Pineapple Co Inc *	157	1,708
MBIA Inc *	4,338	40,040
McGrath RentCorp	456	31,733
Medallion Financial Corp *	1,147	7,341
Mercantile Bank Corp	975	31,980
Merchants Bancorp	493	8,154
Meridian Bancorp Inc	2,515	47,156
Meta Financial Group Inc	858	27,979
Metropolitan Bank Holding Corp *	396	15,575
Mid Penn Bancorp Inc	389	9,970
Midland States Bancorp Inc	1,199	31,234
MidWestOne Financial Group Inc	685	20,906
MMA Capital Holdings Inc *	274	8,220
Moelis & Co ‘A’	502	16,491
Monmouth Real Estate Investment Corp REIT	4,488	64,672
Mr Cooper Group Inc *	2,230	23,683
MutualFirst Financial Inc	331	10,433
MVB Financial Corp	606	12,029
National Bank Holdings Corp ‘A’	1,180	40,344
National Bankshares Inc	359	14,378
National General Holdings Corp	1,602	36,878
National Health Investors Inc REIT	1,364	112,380
National Western Life Group Inc ‘A’	138	37,035
NBT Bancorp Inc	2,405	87,999
Nelnet Inc ‘A’	1,034	65,762
New Senior Investment Group Inc REIT	2,636	17,608
New York Mortgage Trust Inc REIT	13,727	83,597
Newmark Group Inc ‘A’	881	7,982
NI Holdings Inc *	558	9,564
Nicolet Bankshares Inc *	495	32,952
Northeast Bank	334	7,405
Northfield Bancorp Inc	2,593	41,644
Northrim BanCorp Inc	400	15,868
Northwest Bancshares Inc	5,593	91,669
Norwood Financial Corp	325	10,273
Oak Valley Bancorp	383	6,423
OceanFirst Financial Corp	2,959	69,832
Ocwen Financial Corp *	7,575	14,241
Office Properties Income Trust REIT	2,757	84,474
OFG Bancorp	2,924	64,036
Ohio Valley Banc Corp	248	9,050

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Old Line Bancshares Inc	957	$27,763
Old National Bancorp	10,012	172,256
Old Second Bancorp Inc	1,667	20,371
On Deck Capital Inc *	3,737	12,556
One Liberty Properties Inc REIT	879	24,199
OP Bancorp	769	7,521
Oppenheimer Holdings Inc ‘A’	564	16,954
Opus Bank	1,366	29,738
Orchid Island Capital Inc REIT	3,864	22,218
Origin Bancorp Inc	1,130	38,126
Oritani Financial Corp	2,354	41,654
Orrstown Financial Services Inc	576	12,614
Pacific Mercantile BanCorp *	1,090	8,186
Pacific Premier Bancorp Inc	3,518	109,726
Park National Corp	786	74,521
Parke Bancorp Inc	510	11,332
PCB Bancorp	694	11,416
PCSB Financial Corp	803	16,052
PDL Community BanCorp *	479	6,735
Peapack Gladstone Financial Corp	1,130	31,674
Pebblebrook Hotel Trust REIT	7,585	211,015
Penns Woods Bancorp Inc	252	11,655
Pennsylvania REIT	1,968	11,257
PennyMac Financial Services Inc *	432	13,124
PennyMac Mortgage Investment Trust REIT	5,038	111,995
People’s Utah Bancorp	869	24,584
Peoples Bancorp Inc	1,084	34,482
Peoples Bancorp of North Carolina Inc	252	7,487
Peoples Financial Services Corp	395	17,890
Physicians Realty Trust REIT	10,828	192,197
Piedmont Office Realty Trust Inc ‘A’ REIT	7,302	152,466
Pioneer Bancorp Inc *	701	8,755
Piper Jaffray Cos	808	60,988
PJT Partners Inc ‘A’	532	21,652
PotlatchDeltic Corp REIT	3,852	158,259
PRA Group Inc *	2,611	88,226
Preferred Apartment Communities Inc ‘A’ REIT	2,622	37,888
Preferred Bank	561	29,385
Premier Financial Bancorp Inc	741	12,723
ProAssurance Corp	3,009	121,172
ProSight Global Inc *	418	8,092
Protective Insurance Corp ‘B’	559	9,755
Provident Bancorp Inc *	218	5,239
Provident Financial Holdings Inc	325	6,744
Provident Financial Services Inc	3,564	87,425
Prudential Bancorp Inc	492	8,369
QCR Holdings Inc	876	33,270
Radian Group Inc	11,953	273,007
Rafael Holdings Inc ‘B’ *	591	12,387
RBB Bancorp	923	18,174
RE/MAX Holdings Inc ‘A’	1,008	32,417
Ready Capital Corp REIT	1,788	28,465
Realogy Holdings Corp	6,691	44,696
Red River Bancshares Inc *	39	1,691
Redwood Trust Inc REIT	5,598	91,863
Regional Management Corp *	291	8,195
Reliant Bancorp Inc	585	14,028
Renasant Corp	3,349	117,248
Republic Bancorp Inc ‘A’	578	25,114
Republic First Bancorp Inc *	2,457	10,319
Retail Opportunity Investments Corp REIT	6,591	120,154
Retail Value Inc REIT	893	33,077
Rexford Industrial Realty Inc REIT	6,370	280,407
Richmond Mutual Bancorporation Inc *	772	10,800
Riverview Bancorp Inc	1,181	8,716
RLJ Lodging Trust REIT	10,092	171,463
RPT Realty REIT	4,607	62,425
S&T Bancorp Inc	1,849	67,544
Sabra Health Care REIT Inc	11,013	252,858
Safehold Inc REIT	595	18,148
Safety Insurance Group Inc	859	87,042

	Shares	Value
Sandy Spring Bancorp Inc	2,059	$69,409
Saul Centers Inc REIT	65	3,543
SB One Bancorp	458	10,332
Sculptor Capital Management Inc	453	8,824
Seacoast Banking Corp of Florida *	2,443	61,832
Select Bancorp Inc *	948	10,997
Selective Insurance Group Inc	1,868	140,455
Senior Housing Properties Trust REIT	13,865	128,321
Seritage Growth Properties REIT	1,813	77,034
ServisFirst Bancshares Inc	551	18,266
Shore Bancshares Inc	892	13,746
Sierra Bancorp	831	22,071
Simmons First National Corp ‘A’	5,134	127,837
SmartFinancial Inc *	712	14,831
South Plains Financial Inc	197	3,211
South State Corp	1,998	150,449
Southern First Bancshares Inc *	433	17,255
Southern Missouri Bancorp Inc	451	16,430
Southern National Bancorp of Virginia Inc	1,191	18,329
Southside Bancshares Inc	1,865	63,615
Spirit of Texas Bancshares Inc *	810	17,456
STAG Industrial Inc REIT	7,417	218,653
State Auto Financial Corp	970	31,418
Sterling Bancorp Inc	962	9,389
Stewart Information Services Corp	1,226	47,557
Stifel Financial Corp	3,981	228,430
Stock Yards Bancorp Inc	959	35,186
Stratus Properties Inc *	317	9,310
Summit Financial Group Inc	633	16,205
Summit Hotel Properties Inc REIT	6,002	69,623
Sunstone Hotel Investors Inc REIT	13,131	180,420
Terreno Realty Corp REIT	3,380	172,684
Territorial Bancorp Inc	444	12,690
The Bancorp Inc *	2,903	28,740
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,122	62,896
The Bank of Princeton	318	9,241
The Community Financial Corp	249	8,334
The First Bancshares Inc	1,030	33,269
The First of Long Island Corp	1,462	33,261
Third Point Reinsurance Ltd * (Bermuda)	4,420	44,156
Timberland Bancorp Inc	418	11,495
Tiptree Inc	1,440	10,483
Tompkins Financial Corp	858	69,610
Towne Bank	3,902	108,495
TPG RE Finance Trust Inc REIT	2,882	57,179
Transcontinental Realty Investors Inc REIT *	47	1,459
TriCo Bancshares	1,570	56,991
TriState Capital Holdings Inc *	1,033	21,734
Triumph Bancorp Inc *	724	23,088
TrustCo Bank Corp NY	5,284	43,065
Trustmark Corp	3,742	127,640
UMB Financial Corp	2,613	168,748
UMH Properties Inc REIT	353	4,970
Union Bankshares Inc	168	5,302
United Bankshares Inc	5,649	213,928
United Community Banks Inc	3,657	103,676
United Community Financial Corp	2,365	25,495
United Financial Bancorp Inc	3,060	41,708
United Fire Group Inc	1,123	52,759
United Insurance Holdings Corp	1,181	16,522
United Security Bancshares	707	7,438
Unity Bancorp Inc	416	9,214
Universal Health Realty Income Trust REIT	70	7,196
Universal Insurance Holdings Inc	1,223	36,678
Univest Financial Corp	1,712	43,673
Urban Edge Properties REIT	6,663	131,861
Urstadt Biddle Properties Inc ‘A’ REIT	1,749	41,451
Valley National Bancorp	18,880	205,226
Veritex Holdings Inc	2,161	52,437
Virtus Investment Partners Inc	349	38,589

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Waddell & Reed Financial Inc ‘A’	4,334	$74,458
Walker & Dunlop Inc	1,416	79,197
Washington Federal Inc	4,626	171,116
Washington Prime Group Inc REIT	11,024	45,639
Washington Real Estate Investment Trust REIT	4,715	129,002
Washington Trust Bancorp Inc	885	42,754
Waterstone Financial Inc	1,315	22,592
Watford Holdings Ltd * (Bermuda)	1,225	33,014
WesBanco Inc	3,143	117,454
West Bancorporation Inc	734	15,957
Westamerica Bancorporation	1,204	74,865
Western Asset Mortgage Capital Corp REIT	3,220	31,073
Western New England Bancorp Inc	1,362	12,980
Westwood Holdings Group Inc	465	12,867
Whitestone REIT	2,169	29,845
WisdomTree Investments Inc	4,911	25,660
World Acceptance Corp *	156	19,892
WSFS Financial Corp	3,089	136,225
Xenia Hotels & Resorts Inc REIT	6,623	139,878

		23,567,743

Industrial - 11.3%

AAR Corp	1,956	80,607
Actuant Corp ‘A’	1,682	36,903
Advanced Disposal Services Inc *	244	7,947
Aegion Corp *	1,742	37,244
Aerojet Rocketdyne Holdings Inc *	1,253	63,289
Alamo Group Inc	77	9,064
Altra Industrial Motion Corp	3,719	102,998
American Outdoor Brands Corp *	3,038	17,772
American Superconductor Corp *	858	6,727
Apogee Enterprises Inc	242	9,436
Applied Optoelectronics Inc *	1,074	12,050
AquaVenture Holdings Ltd *	744	14,456
ArcBest Corp	1,506	45,858
Arcosa Inc	2,851	97,533
Ardmore Shipping Corp * (Ireland)	1,516	10,142
Argan Inc	125	4,911
Armstrong Flooring Inc *	1,196	7,642
Astec Industries Inc	1,301	40,461
Atlas Air Worldwide Holdings Inc *	1,350	34,060
AZZ Inc	1,040	45,302
Barnes Group Inc	2,421	124,778
Bel Fuse Inc ‘B’	567	8,522
Belden Inc	2,291	122,202
Benchmark Electronics Inc	2,233	64,891
Bloom Energy Corp ‘A’ *	3,235	10,514
Boise Cascade Co	1,729	56,348
Brady Corp ‘A’	514	27,268
Briggs & Stratton Corp	2,314	14,023
Builders FirstSource Inc *	443	9,115
Caesarstone Ltd	1,306	21,693
CECO Environmental Corp *	1,612	11,260
Charah Solutions Inc *	531	1,126
CIRCOR International Inc *	1,135	42,619
Columbus McKinnon Corp	499	18,179
Comtech Telecommunications Corp	1,371	44,557
Concrete Pumping Holdings Inc *	1,065	4,228
Construction Partners Inc ‘A’ *	413	6,435
Continental Building Products Inc *	1,025	27,972
Cornerstone Building Brands Inc *	2,579	15,603
Costamare Inc (Monaco)	2,917	17,706
Covenant Transportation Group Inc ‘A’ *	771	12,675
Daseke Inc *	2,597	6,492
DHT Holdings Inc	5,222	32,115
Diamond S Shipping Inc *	1,229	13,544
Digimarc Corp *	30	1,173
Dorian LPG Ltd *	1,243	12,877
Ducommun Inc *	500	21,200

	Shares	Value
DXP Enterprises Inc *	961	$33,366
Dycom Industries Inc *	346	17,663
Eagle Bulk Shipping Inc *	2,498	10,929
Echo Global Logistics Inc *	1,629	36,897
EMCOR Group Inc	821	70,704
Encore Wire Corp	1,176	66,185
EnerSys	874	57,632
EnPro Industries Inc	1,086	74,554
ESCO Technologies Inc	86	6,842
Fabrinet * (Thailand)	167	8,734
FARO Technologies Inc *	47	2,272
Federal Signal Corp	182	5,959
Fitbit Inc ‘A’ *	10,170	38,748
Franklin Electric Co Inc	132	6,311
GasLog Ltd (Monaco)	773	9,933
GATX Corp	2,076	160,952
Genco Shipping & Trading Ltd *	848	7,802
Gencor Industries Inc *	382	4,435
General Finance Corp *	349	3,085
Gibraltar Industries Inc *	1,862	85,540
Golar LNG Ltd (Bermuda)	5,041	65,483
GoPro Inc ‘A’ *	545	2,826
Graham Corp	500	9,930
Granite Construction Inc	2,301	73,931
Great Lakes Dredge & Dock Corp *	390	4,075
Greif Inc ‘A’	1,526	57,820
Greif Inc ‘B’	344	15,673
Griffon Corp	2,147	45,023
Haynes International Inc	698	25,016
Heartland Express Inc	2,513	54,055
Heritage-Crystal Clean Inc *	244	6,466
Hillenbrand Inc	1,215	37,519
Hub Group Inc ‘A’ *	1,910	88,815
Hurco Cos Inc	360	11,581
Hyster-Yale Materials Handling Inc	594	32,510
Ichor Holdings Ltd *	1,021	24,688
IES Holdings Inc *	255	5,250
II-VI Inc *	1,815	63,907
Insteel Industries Inc	1,042	21,392
International Seaways Inc *	1,498	28,851
JELD-WEN Holding Inc *	417	8,044
Kaman Corp	1,392	82,768
KBR Inc	8,288	203,387
KEMET Corp	3,282	59,667
Kennametal Inc	4,820	148,167
Kimball Electronics Inc *	1,299	18,848
Knowles Corp *	4,703	95,659
LB Foster Co ‘A’ *	572	12,395
Lindsay Corp	415	38,533
Louisiana-Pacific Corp	6,248	153,576
LSB Industries Inc *	1,178	6,102
Luxfer Holdings PLC (United Kingdom)	117	1,823
Lydall Inc *	962	23,963
Marten Transport Ltd	2,287	47,524
Masonite International Corp *	72	4,176
Matson Inc	2,492	93,475
Matthews International Corp ‘A’	1,787	63,242
Milacron Holdings Corp *	3,954	65,913
Mistras Group Inc *	861	14,120
Moog Inc ‘A’	241	19,550
Mueller Industries Inc	1,456	41,758
Mueller Water Products Inc ‘A’	3,680	41,363
National Presto Industries Inc	256	22,807
NL Industries Inc *	448	1,684
NN Inc	2,499	17,818
Nordic American Tankers Ltd	7,931	17,131
Northwest Pipe Co *	553	15,567
NVE Corp	17	1,128
Olympic Steel Inc	554	7,978
Overseas Shipholding Group Inc ‘A’ *	3,926	6,870
PAM Transportation Services Inc *	34	2,010

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Park Aerospace Corp	1,035	$18,175
Park-Ohio Holdings Corp	506	15,109
Patrick Industries Inc *	425	18,224
PGT Innovations Inc *	1,736	29,981
Plexus Corp *	1,451	90,702
Powell Industries Inc	515	20,162
Primoris Services Corp	824	16,159
Rexnord Corp *	5,544	149,965
Roadrunner Transportation Systems Inc *	197	2,041
Safe Bulkers Inc * (Greece)	2,619	4,583
Saia Inc *	610	57,157
Sanmina Corp *	3,063	98,353
Scorpio Bulkers Inc	2,471	15,024
Scorpio Tankers Inc (Monaco)	2,499	74,370
SEACOR Holdings Inc *	1,006	47,352
Select Interior Concepts Inc ‘A’ *	849	11,012
Ship Finance International Ltd (Norway)	4,742	66,578
SMART Global Holdings Inc *	784	19,976
SPX Corp *	469	18,765
SPX FLOW Inc *	2,422	95,572
Standex International Corp	728	53,100
Sterling Construction Co Inc *	1,125	14,794
Sturm Ruger & Co Inc	82	3,424
Summit Materials Inc ‘A’ *	5,376	119,347
Synalloy Corp	469	7,481
Tech Data Corp *	2,116	220,572
Teekay Corp * (Bermuda)	3,807	15,228
Teekay Tankers Ltd ‘A’ * (Bermuda)	10,678	13,881
Terex Corp	880	22,854
The Eastern Co	299	7,421
The Gorman-Rupp Co	852	29,641
The Greenbrier Cos Inc	1,909	57,499
The Manitowoc Co Inc *	2,080	26,000
Tidewater Inc *	2,211	33,408
TimkenSteel Corp *	2,255	14,184
Tredegar Corp	1,553	30,315
TriMas Corp *	2,624	80,426
Trinseo SA	2,380	102,221
Triumph Group Inc	2,167	49,581
TTM Technologies Inc *	5,815	70,914
Tutor Perini Corp *	2,390	34,249
Twin Disc Inc *	600	6,354
UFP Technologies Inc *	340	13,124
Universal Forest Products Inc	411	16,391
US Xpress Enterprises Inc ‘A’ *	1,232	5,938
Vishay Intertechnology Inc	7,763	131,428
Vishay Precision Group Inc *	170	5,566
VSE Corp	501	17,079
Watts Water Technologies Inc ‘A’	690	64,674
Werner Enterprises Inc	2,651	93,580
Wesco Aircraft Holdings Inc *	2,301	25,334
Willis Lease Finance Corp *	154	8,529
WillScot Corp *	942	14,676
Worthington Industries Inc	1,765	63,628
YRC Worldwide Inc *	1,884	5,690
ZAGG Inc *	1,491	9,349

		6,511,057

Technology - 5.1%

3D Systems Corp *	6,774	55,208
Adesto Technologies Corp *	201	1,721
Allscripts Healthcare Solutions Inc *	9,730	106,835
Alpha & Omega Semiconductor Ltd *	1,221	14,994
Ambarella Inc *	1,094	68,741
American Software Inc ‘A’	713	10,709
Amkor Technology Inc *	5,767	52,480
Avaya Holdings Corp *	6,398	65,451
AVX Corp	2,820	42,864
Axcelis Technologies Inc *	1,835	31,360
AXT Inc *	2,226	7,925

	Shares	Value
Bandwidth Inc ‘A’ *	146	$9,506
Brooks Automation Inc	534	19,774
CEVA Inc *	85	2,538
Cirrus Logic Inc *	3,408	182,601
Cloudera Inc *	12,936	114,613
Cohu Inc	2,358	31,845
Computer Programs & Systems Inc	714	16,143
Conduent Inc *	9,984	62,100
CTS Corp	1,880	60,837
Cubic Corp	1,522	107,194
Daily Journal Corp *	64	15,844
Diebold Nixdorf Inc *	2,218	24,842
Diodes Inc *	1,798	72,190
Donnelley Financial Solutions Inc *	1,757	21,646
DSP Group Inc *	774	10,902
Evolent Health Inc ‘A’ *	3,414	24,547
Exela Technologies Inc *	477	563
FormFactor Inc *	3,995	74,487
GSI Technology Inc *	848	7,428
GTY Technology Holding Inc *	2,431	15,242
Health Catalyst Inc *	109	3,449
Immersion Corp *	1,749	13,380
InnerWorkings Inc *	2,581	11,434
Insight Enterprises Inc *	1,300	72,397
Lumentum Holdings Inc *	4,458	238,770
MACOM Technology Solutions Holdings Inc ‘H’ *	2,664	57,263
ManTech International Corp ‘A’	1,576	112,542
Monotype Imaging Holdings Inc *	1,232	24,406
MTS Systems Corp	706	39,006
Nanometrics Inc *	910	29,684
NetScout Systems Inc *	4,250	98,005
OneSpan Inc *	525	7,612
Pareteum Corp *	3,328	4,293
PDF Solutions Inc *	1,451	18,965
Perspecta Inc	7,669	200,314
Photronics Inc *	3,838	41,757
Phreesia Inc *	120	2,909
Pitney Bowes Inc	4,952	22,631
Presidio Inc	2,263	38,245
QAD Inc ‘A’	300	13,854
Rambus Inc *	6,419	84,249
Rudolph Technologies Inc *	1,541	40,621
SecureWorks Corp ‘A’ *	427	5,521
Semtech Corp *	310	15,069
StarTek Inc *	905	5,855
Stratasys Ltd *	2,966	63,191
Sykes Enterprises Inc *	2,273	69,645
Synaptics Inc *	1,964	78,462
Synchronoss Technologies Inc *	2,147	11,594
TiVo Corp	7,144	54,402
Ultra Clean Holdings Inc *	2,302	33,690
Unisys Corp *	893	6,635
Veeco Instruments Inc *	2,810	32,821
Verint Systems Inc *	197	8,428
Xperi Corp	2,278	47,109

		2,941,338

Utilities - 6.1%

ALLETE Inc	3,013	263,366
Ameresco Inc ‘A’ *	1,233	19,814
Artesian Resources Corp ‘A’	459	16,983
Atlantic Power Corp *	2,306	5,396
Avista Corp	3,817	184,896
Black Hills Corp	3,555	272,775
California Water Service Group	159	8,416
Clearway Energy Inc ‘A’	1,942	33,674
Clearway Energy Inc ‘C’	4,308	78,621
Consolidated Water Co Ltd (Cayman)	792	13,060
El Paso Electric Co	1,977	132,617

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Genie Energy Ltd ‘B’	486	$3,626
MGE Energy Inc	1,284	102,553
Middlesex Water Co	145	9,419
New Jersey Resources Corp	4,825	218,187
Northwest Natural Holding Co	1,513	107,938
NorthWestern Corp	2,940	220,647
ONE Gas Inc	3,030	291,213
Ormat Technologies Inc	1,496	111,138
Otter Tail Corp	1,284	69,015
PICO Holdings Inc *	1,071	10,806
PNM Resources Inc	4,642	241,755
Portland General Electric Co	5,183	292,166
RGC Resources Inc	400	11,696
SJW Group	545	37,218
South Jersey Industries Inc	4,662	153,427
Southwest Gas Holdings Inc	2,804	255,276
Spire Inc	2,879	251,164
The York Water Co	68	2,969
Unitil Corp	857	54,368

		3,474,199

Total Common Stocks (Cost $58,536,129)		56,059,573

EXCHANGE-TRADED FUND - 1.8%

iShares Russell 2000 Value	8,344	996,357

Total Exchange-Traded Fund (Cost $970,864)		996,357

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $180,187; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $188,979)	$180,186	180,186

Total Short-Term Investment (Cost $180,186)		180,186

TOTAL INVESTMENTS - 99.7% (Cost $59,687,226)		57,236,163

DERIVATIVES - (0.1%)		(11,554)

OTHER ASSETS & LIABILITIES, NET - 0.4%		202,067

NET ASSETS - 100.0%		$57,426,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/19	5	$392,804	$381,250	($11,554)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$47	$-	$47	$-
	Common Stocks	56,059,573	56,059,573	-	-
	Exchange-Traded Fund	996,357	996,357	-	-
	Short-Term Investment	180,186	-	180,186	-

	Total Assets	57,236,163	57,055,930	180,233	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(11,554)	(11,554)	-	-

	Total Liabilities	(11,554)	(11,554)	-	-

	Total	$57,224,609	$57,044,376	$180,233	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Hong Kong - 0.0%

Legend Holdings Corp ‘H’ Exp 10/09/19 * Ω	638	$-

Thailand - 0.0%

Global Power Synergy PCL Exp 10/04/19 *	19,313	8,998
TMB Bank Public Co Exp 11/26/19 *	645,260	3,587

		12,585

Total Rights (Cost $3,033)		12,585

PREFERRED STOCKS - 2.8%

Brazil - 2.5%

Banco Bradesco SA	111,592	911,010
Banco Bradesco SA ADR	2,462	20,041
Braskem SA ADR ‘A’ *	3,433	53,726
Centrais Eletricas Brasileiras SA ‘B’	6,500	65,736
Cia Brasileira de Distribuicao ‘A’	16,298	313,020
Cia de Transmissao de Energia Eletrica Paulista	9,400	55,880
Cia Energetica de Minas Gerais	45,793	157,935
Gerdau SA	70,401	222,982
Itau Unibanco Holding SA	124,737	1,051,646
Lojas Americanas SA	20,214	97,106
Petroleo Brasileiro SA	222,205	1,473,363
Telefonica Brasil SA	15,400	203,631

		4,626,076

Chile - 0.1%

Embotelladora Andina SA ‘B’	24,747	82,812
Sociedad Quimica y Minera de Chile SA ‘B’	4,075	112,186

		194,998

Colombia - 0.2%

Banco Davivienda SA	4,225	51,598
Bancolombia SA ADR	3,365	166,399
Grupo Argos SA	12,536	48,847
Grupo Aval Acciones y Valores SA	133,651	49,927
Grupo de Inversiones Suramericana SA	4,367	36,869

		353,640

South Korea - 0.0%

CJ Corp *	237	11,888

Total Preferred Stocks (Cost $4,500,656)		5,186,602

COMMON STOCKS - 96.6%

Brazil - 6.1%

Ambev SA	133,040	616,378
Ambev SA ADR	54,171	250,270
Atacadao SA	16,600	84,100
Azul SA ADR *	3,000	107,460
B2W Cia Digital *	2,000	23,273
B3 SA - Brasil Bolsa Balcao	49,146	516,069
Banco Bradesco SA	38,833	292,069
Banco BTG Pactual SA	8,683	122,358
Banco do Brasil SA	22,816	249,798

	Shares	Value
Banco Santander Brasil SA	10,291	$112,274
BB Seguridade Participacoes SA	26,309	221,809
BRF SA *	26,067	239,656
CCR SA	87,510	363,313
Centrais Eletricas Brasileiras SA	6,700	64,743
Cia de Saneamento Basico do Estado de Sao Paulo	13,900	165,932
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,310	51,203
Cia Energetica de Minas Gerais	7,039	26,937
Cia Siderurgica Nacional SA	40,100	127,685
Cia Siderurgica Nacional SA ADR	14,372	45,415
Cielo SA	54,074	104,115
Cosan SA	10,119	129,564
Embraer SA	10,893	46,954
Energisa SA	11,181	134,416
Engie Brasil Energia SA	5,850	62,499
Equatorial Energia SA	8,841	213,399
Gerdau SA	6,100	16,135
Hapvida Participacoes e Investimentos SA ~	6,030	78,151
Hypera SA	16,267	131,273
IRB Brasil Resseguros SA	25,659	232,570
Itau Unibanco Holding SA	12,969	94,015
Klabin SA	58,590	217,018
Kroton Educacional SA	98,384	264,728
Localiza Rent a Car SA	33,200	363,247
Lojas Americanas SA	6,294	22,616
Lojas Renner SA	33,752	409,984
Magazine Luiza SA	23,504	209,530
Natura Cosmeticos SA	22,642	184,517
Notre Dame Intermedica Participacoes SA	15,290	199,637
Petrobras Distribuidora SA	17,202	113,977
Petroleo Brasileiro SA	159,070	1,154,276
Porto Seguro SA	10,623	150,565
Raia Drogasil SA	15,170	349,809
Rumo SA *	39,500	232,915
Sul America SA	4,611	52,947
Suzano Papel e Celulose SA	26,343	213,346
TIM Participacoes SA	41,531	119,047
Ultrapar Participacoes SA	18,884	84,036
Usinas Siderurgicas de Minas Gerais SA Usiminas	5,600	12,602
Vale SA *	168,863	1,940,627
WEG SA	16,083	93,790

		11,313,047

Chile - 1.1%

AES Gener SA	129,514	28,153
Aguas Andinas SA ‘A’	155,212	84,888
Banco de Chile	284,354	39,822
Banco de Chile ADR	2,051	57,633
Banco de Credito e Inversiones SA	1,328	83,638
Banco Santander Chile	450,617	31,747
Banco Santander Chile ADR	5,196	145,488
Cencosud SA	105,248	173,160
Cia Cervecerias Unidas SA	3,038	33,937
Cia Cervecerias Unidas SA ADR	3,557	78,930
Colbun SA	337,804	60,910
Empresa Nacional de Telecomunicaciones SA *	13,075	114,601
Empresas CMPC SA	50,071	116,437
Empresas COPEC SA	10,874	102,503
Enel Americas SA	762,233	139,512
Enel Americas SA ADR	26,372	240,249
Enel Chile SA ADR	25,110	105,713
Itau CorpBanca	8,062,895	61,051
Latam Airlines Group SA	10,543	116,498
Latam Airlines Group SA ADR	10,886	120,835
SACI Falabella	17,920	100,135
Sociedad Quimica y Minera de Chile SA ADR	732	20,342

		2,056,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
China - 17.0%

58.com Inc ADR *	815	$40,188
AAC Technologies Holdings Inc	33,000	174,093
Agile Group Holdings Ltd	126,000	153,059
Agricultural Bank of China Ltd ‘H’	509,000	199,322
Air China Ltd ‘H’	86,000	75,481
Alibaba Group Holding Ltd ADR *	13,871	2,319,647
Alibaba Health Information Technology Ltd *	46,000	40,166
Aluminum Corp of China Ltd ‘H’ *	102,000	32,140
Angang Steel Co Ltd ‘H’	101,400	37,013
Anhui Conch Cement Co Ltd ‘H’	62,000	367,929
ANTA Sports Products Ltd	21,000	173,590
BAIC Motor Corp Ltd ‘H’ ~	120,000	74,134
Baidu Inc ADR *	5,168	531,064
Bank of China Ltd ‘H’	1,230,400	482,527
Bank of Communications Co Ltd ‘H’	132,925	86,768
BBMG Corp ‘H’	103,000	29,552
Beijing Capital International Airport Co Ltd ‘H’	36,000	30,719
Beijing Enterprises Holdings Ltd	16,500	75,921
Beijing Enterprises Water Group Ltd *	192,000	98,241
Brilliance China Automotive Holdings Ltd	78,000	83,793
BYD Co Ltd ‘H’	33,000	164,002
CGN Power Co Ltd ‘H’ ~	171,000	43,230
China Cinda Asset Management Co Ltd ‘H’	252,000	49,508
China CITIC Bank Corp Ltd ‘H’	210,000	111,964
China Coal Energy Co Ltd ‘H’	58,000	23,610
China Common Rich Renewable Energy Investments Ltd * <:9:> ±	122,000	29,186
China Communications Construction Co Ltd ‘H’	130,000	101,647
China Communications Services Corp Ltd ‘H’	48,000	27,212
China Conch Venture Holdings Ltd	45,000	166,421
China Construction Bank Corp ‘H’	1,575,340	1,200,344
China Eastern Airlines Corp Ltd ‘H’ *	76,000	36,809
China Everbright Bank Co Ltd ‘H’	88,000	37,487
China Everbright International Ltd	86,333	66,407
China Evergrande Group	93,000	198,163
China Galaxy Securities Co Ltd ‘H’	37,500	19,964
China Hongqiao Group Ltd	61,500	39,268
China Huarong Asset Management Co Ltd ‘H’ ~	538,000	80,990
China International Capital Corp Ltd ‘H’ ~	26,000	50,463
China Jinmao Holdings Group Ltd	158,000	90,576
China Life Insurance Co Ltd ‘H’	86,000	198,174
China Longyuan Power Group Corp Ltd ‘H’	83,000	46,636
China Mengniu Dairy Co Ltd *	38,000	142,244
China Merchants Bank Co Ltd ‘H’	92,800	441,371
China Merchants Port Holdings Co Ltd	34,957	52,582
China Merchants Securities Co Ltd ‘H’ ~	13,600	15,420
China Minsheng Banking Corp Ltd ‘H’	207,000	140,729
China Mobile Ltd	70,500	584,004
China Mobile Ltd ADR	18,350	759,690
China Molybdenum Co Ltd ‘H’	120,000	39,828
China National Building Material Co Ltd ‘H’	278,000	249,347
China Oilfield Services Ltd ‘H’	50,000	59,789
China Overseas Land & Investment Ltd	206,000	648,117
China Pacific Insurance Group Co Ltd ‘H’	43,400	159,247
China Petroleum & Chemical Corp ‘H’	696,400	412,089
China Railway Construction Corp Ltd ‘H’	78,000	85,332
China Railway Group Ltd ‘H’	108,000	65,556
China Railway Signal & Communication Corp Ltd ‘H’ ~	52,000	32,170
China Reinsurance Group Corp ‘H’	189,000	30,637
China Resources Beer Holdings Co Ltd	19,333	102,430
China Resources Cement Holdings Ltd	134,000	134,400
China Resources Gas Group Ltd	34,000	168,249
China Resources Land Ltd	132,444	554,758
China Resources Pharmaceutical Group Ltd ~	58,000	54,261
China Resources Power Holdings Co Ltd	64,000	77,650
China Shenhua Energy Co Ltd ‘H’	86,500	173,662

	Shares	Value
China Southern Airlines Co Ltd ‘H’	94,000	$56,860
China State Construction International Holdings Ltd	74,250	69,774
China Taiping Insurance Holdings Co Ltd	67,034	149,614
China Telecom Corp Ltd ‘H’	152,000	69,215
China Telecom Corp Ltd ADR	505	23,013
China Unicom Hong Kong Ltd	308,000	326,072
China Unicom Hong Kong Ltd ADR	4,313	45,243
China Vanke Co Ltd ‘H’	35,100	122,158
Chongqing Rural Commercial Bank Co Ltd ‘H’	144,000	76,667
CIFI Holdings Group Co Ltd	146,975	85,896
CITIC Ltd	141,000	177,985
CITIC Securities Co Ltd ‘H’	38,000	71,194
CNOOC Ltd	213,000	326,131
CNOOC Ltd ADR	2,523	384,127
COSCO SHIPPING Holdings Co Ltd ‘H’ *	59,500	21,192
Country Garden Holdings Co Ltd	358,580	454,164
Country Garden Services Holdings Co Ltd	35,710	102,989
CRRC Corp Ltd ‘H’	81,000	56,521
CSC Financial Co Ltd ‘H’ ~	16,000	11,711
CSPC Pharmaceutical Group Ltd	160,000	321,092
Ctrip.com International Ltd ADR *	7,736	226,587
Dali Foods Group Co Ltd ~	87,000	53,392
Datang International Power Generation Co Ltd ‘H’	78,000	16,123
Dongfeng Motor Group Co Ltd ‘H’	76,000	72,208
ENN Energy Holdings Ltd	15,600	161,449
Everbright Securities Co Ltd ‘H’ ~	11,000	8,345
Fosun International Ltd	59,792	74,008
Future Land Development Holdings Ltd *	88,000	76,814
Fuyao Glass Industry Group Co Ltd ‘H’ ~	25,200	69,930
GDS Holdings Ltd ADR *	638	25,571
Geely Automobile Holdings Ltd	208,000	353,480
GF Securities Co Ltd ‘H’ *	27,600	28,932
Great Wall Motor Co Ltd ‘H’	94,500	63,324
Guangdong Investment Ltd	42,000	82,199
Guangzhou Automobile Group Co Ltd ‘H’	46,400	44,406
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd ‘H’	10,000	32,982
Guangzhou R&F Properties Co Ltd ‘H’	74,000	112,032
Guotai Junan Securities Co Ltd ‘H’ ~	17,800	27,687
Haitong Securities Co Ltd ‘H’	63,600	66,704
Hengan International Group Co Ltd	31,000	203,132
Huadian Power International Corp Ltd ‘H’	56,000	21,302
Huaneng Power International Inc ‘H’	80,000	38,493
Huatai Securities Co Ltd ‘H’ ~	35,800	53,646
Huazhu Group Ltd ADR	4,052	133,797
Industrial & Commercial Bank of China Ltd ‘H’	1,094,045	732,939
JD.com Inc ADR *	5,415	152,757
Jiangsu Expressway Co Ltd ‘H’	46,000	58,412
Jiangxi Copper Co Ltd ‘H’	43,000	49,799
Kunlun Energy Co Ltd	216,000	186,122
Legend Holdings Corp ‘H’ ~	16,200	34,915
Lenovo Group Ltd	416,000	277,524
Li Ning Co Ltd	55,000	157,796
Logan Property Holdings Co Ltd	78,000	111,056
Longfor Group Holdings Ltd ~	71,000	265,169
Maanshan Iron & Steel Co Ltd ‘H’	80,000	30,124
Metallurgical Corp of China Ltd ‘H’	77,000	17,278
Momo Inc ADR	2,100	65,058
NetEase Inc ADR	1,449	385,695
New China Life Insurance Co Ltd ‘H’	18,800	74,295
New Oriental Education & Technology Group Inc ADR *	938	103,893
Orient Securities Co Ltd ~	14,000	8,324
PetroChina Co Ltd ‘H’	546,000	280,072
PICC Property & Casualty Co Ltd ‘H’	230,341	268,769
Ping An Insurance Group Co of China Ltd ‘H’	127,500	1,465,447
Postal Savings Bank of China Co Ltd ‘H’ ~	92,000	56,116
Prosus NV *	8,865	650,763
Qingdao Port International Co Ltd ‘H’ ~	28,000	17,156

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Semiconductor Manufacturing International Corp *	87,300	$109,178
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	20,000	20,596
Shanghai Electric Group Co Ltd ‘H’	58,000	18,717
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	14,000	37,586
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	30,000	54,335
Shenzhou International Group Holdings Ltd	16,200	211,334
Shimao Property Holdings Ltd	58,426	170,632
Silergy Corp	4,000	99,199
Sinopec Engineering Group Co Ltd ‘H’	30,500	19,162
Sinopec Shanghai Petrochemical Co Ltd ‘H’	142,000	41,282
Sinopharm Group Co Ltd ‘H’	52,400	163,801
Sinotrans Ltd ‘H’	29,000	9,090
Sinotruk Hong Kong Ltd	30,500	45,235
Sunac China Holdings Ltd	89,000	357,752
Sunny Optical Technology Group Co Ltd	17,500	256,880
Tencent Holdings Ltd	103,300	4,320,821
The People’s Insurance Co Group of China Ltd ‘H’	72,000	28,826
Tingyi Cayman Islands Holding Corp	96,000	135,150
TravelSky Technology Ltd ‘H’	34,000	70,603
Tsingtao Brewery Co Ltd ‘H’	10,000	60,334
Uni-President China Holdings Ltd	23,000	24,815
Vipshop Holdings Ltd ADR *	11,770	104,988
Want Want China Holdings Ltd	245,000	195,641
Weibo Corp ADR *	1,589	71,108
Weichai Power Co Ltd ‘H’	67,800	97,810
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	34,034	40,299
Xinyi Solar Holdings Ltd	86,000	51,668
Yanzhou Coal Mining Co Ltd ‘H’	124,000	125,929
Yihai International Holding Ltd *	14,000	83,216
Yum China Holdings Inc	8,230	373,889
Zhongsheng Group Holdings Ltd	40,500	127,955
Zhuzhou CRRC Times Electric Co Ltd ‘H’	18,600	76,980
Zijin Mining Group Co Ltd ‘H’	238,000	82,192
ZTE Corp ‘H’ *	11,600	30,761
ZTO Express Cayman Inc ADR	4,365	93,105

		31,329,479

Colombia - 0.4%

Banco de Bogota SA	3,253	75,155
Bancolombia SA	5,998	68,081
Cementos Argos SA	10,003	21,386
Ecopetrol SA	131,284	111,289
Ecopetrol SA ADR	1,932	32,902
Grupo Argos SA	18,939	92,845
Grupo de Inversiones Suramericana SA	9,920	94,069
Grupo Energia Bogota SA ESP	42,482	26,673
Grupo Nutresa SA	5,542	40,355
Interconexion Electrica SA ESP	22,633	118,628

		681,383

Czech Republic - 0.2%

CEZ AS	7,001	154,648
Komercni banka AS	2,390	80,799
Moneta Money Bank AS ~	29,939	92,264
O2 Czech Republic AS	2,533	22,907

		350,618

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	51,690	238,033
Egyptian Financial Group-Hermes Holding Co GDR	174	399

		238,432

	Shares	Value
Greece - 0.3%

Alpha Bank AE *	8,350	$15,605
Athens Water Supply & Sewage Co SA	1,811	15,740
Hellenic Petroleum SA	3,272	29,819
Hellenic Telecommunications Organization SA	8,164	112,478
JUMBO SA	5,363	101,687
Motor Oil Hellas Corinth Refineries SA	3,113	72,648
Mytilineos SA	5,322	55,581
National Bank of Greece SA *	11,426	34,804
OPAP SA	9,883	101,666
Terna Energy SA *	1,519	12,280

		552,308

Hong Kong - 0.5%

Alibaba Pictures Group Ltd *	230,000	37,269
China Gas Holdings Ltd	48,400	186,969
Haier Electronics Group Co Ltd	53,000	138,004
Nine Dragons Paper Holdings Ltd	133,000	112,009
Sino Biopharmaceutical Ltd	201,000	255,203
Sun Art Retail Group Ltd	99,500	100,922
United Energy Group Ltd *	246,000	50,618

		880,994

Hungary - 0.4%

MOL Hungarian Oil & Gas PLC	43,117	405,565
OTP Bank Nyrt	7,129	296,961
Richter Gedeon Nyrt	2,148	34,751

		737,277

India - 12.8%

3M India Ltd *	98	28,598
ABB India Ltd	1,174	25,122
ACC Ltd	3,461	78,605
Adani Enterprises Ltd	13,363	27,544
Adani Ports & Special Economic Zone Ltd	42,337	247,544
Adani Power Ltd *	50,365	45,754
Adani Transmission Ltd *	13,229	42,737
Aditya Birla Capital Ltd *	37,484	44,953
AIA Engineering Ltd	1,359	34,211
Ambuja Cements Ltd	24,578	70,804
Apollo Hospitals Enterprise Ltd	2,573	50,706
Ashok Leyland Ltd	84,431	81,953
Asian Paints Ltd	11,770	292,912
Astral Poly Technik Ltd	861	13,961
Aurobindo Pharma Ltd	21,707	180,590
Avenue Supermarts Ltd * ~	2,279	59,891
Axis Bank Ltd	37,859	366,373
Bajaj Auto Ltd	4,367	181,425
Bajaj Finance Ltd	6,897	394,330
Bajaj Finserv Ltd	1,075	129,280
Bajaj Holdings & Investment Ltd	2,066	104,806
Balkrishna Industries Ltd	6,204	67,992
Bank of Baroda *	29,605	38,943
Berger Paints India Ltd	12,181	74,795
Bharat Electronics Ltd	50,663	77,508
Bharat Forge Ltd	18,538	116,879
Bharat Heavy Electricals Ltd	34,450	23,549
Bharat Petroleum Corp Ltd	21,990	146,295
Bharti Airtel Ltd	78,035	404,504
Bharti Infratel Ltd	19,902	72,307
Biocon Ltd	9,776	30,803
Bosch Ltd	242	48,059
Britannia Industries Ltd	1,116	46,397
Cadila Healthcare Ltd	15,202	50,086
Castrol India Ltd	16,227	31,154
Central Bank of India *	10,195	2,597

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Cholamandalam Investment and Finance Co Ltd	22,770	$98,985
Cipla Ltd	18,131	108,884
City Union Bank Ltd	5,192	16,019
Coal India Ltd	29,346	82,850
Colgate-Palmolive India Ltd	3,475	73,794
Container Corp Of India Ltd	11,202	95,676
Coromandel International Ltd	1,670	9,789
Crompton Greaves Consumer Electricals Ltd	9,606	33,952
Cummins India Ltd	2,645	21,390
Dabur India Ltd	18,862	119,128
Dalmia Bharat Ltd	3,754	43,574
Dewan Housing Finance Corp Ltd *	11,337	6,219
Divi’s Laboratories Ltd	2,762	64,988
DLF Ltd	20,025	44,027
Dr Reddy’s Laboratories Ltd	4,667	177,838
Dr Reddy’s Laboratories Ltd ADR	1,737	65,815
Eicher Motors Ltd	564	141,580
Exide Industries Ltd	10,399	28,667
Federal Bank Ltd	92,355	117,955
Future Retail Ltd *	3,425	18,415
GAIL India Ltd	101,016	191,945
GAIL India Ltd GDR	994	11,033
Gillette India Ltd	251	25,144
GlaxoSmithKline Consumer Healthcare Ltd	456	54,918
GlaxoSmithKline Pharmaceuticals Ltd	626	12,284
Glenmark Pharmaceuticals Ltd	13,346	61,223
Godrej Consumer Products Ltd	12,213	118,473
Godrej Properties Ltd *	1,161	17,031
Graphite India Ltd	3,492	14,358
Grasim Industries Ltd	12,419	128,054
GRUH Finance Ltd	8,133	30,959
Havells India Ltd	9,095	92,264
HCL Technologies Ltd	26,201	399,584
HDFC Bank Ltd	68,688	1,190,329
HDFC Life Insurance Co Ltd ~	1,437	12,199
Hero MotoCorp Ltd	3,344	127,748
Hindalco Industries Ltd	77,964	210,822
Hindustan Petroleum Corp Ltd	21,357	91,236
Hindustan Unilever Ltd	25,445	711,977
Honeywell Automation India Ltd	75	30,374
Housing Development Finance Corp Ltd	36,095	1,007,493
ICICI Bank Ltd	44,363	270,347
ICICI Bank Ltd ADR	1,700	20,706
ICICI Lombard General Insurance Co Ltd ~	2,002	34,184
ICICI Prudential Life Insurance Co Ltd ~	8,019	52,482
IDFC First Bank Ltd *	44,967	25,534
IIFL Finance Ltd	6,089	10,705
IIFL Securities Ltd *	6,089	2,651
IIFL Wealth Management Ltd *	869	15,144
Indiabulls Housing Finance Ltd	27,631	100,151
Indiabulls Ventures Ltd	4,397	7,704
Indian Oil Corp Ltd	49,564	103,322
Indraprastha Gas Ltd	7,887	38,948
IndusInd Bank Ltd	8,004	156,460
Info Edge India Ltd	1,347	38,445
Infosys Ltd	135,018	1,528,499
Infosys Ltd ADR	5,798	65,923
InterGlobe Aviation Ltd ~	3,695	98,672
ITC Ltd	121,726	446,610
Jindal Steel & Power Ltd *	21,596	31,611
JSW Steel Ltd	86,762	281,929
Jubilant Foodworks Ltd	3,614	69,395
Kansai Nerolac Paints Ltd	4,224	31,306
Kotak Mahindra Bank Ltd	17,721	411,588
L&T Finance Holdings Ltd	51,369	61,540
Larsen & Toubro Infotech Ltd ~	2,091	44,608
Larsen & Toubro Ltd	11,558	240,609
LIC Housing Finance Ltd	33,724	179,404
Lupin Ltd	16,893	170,601
Mahindra & Mahindra Financial Services Ltd	16,332	75,705

	Shares	Value
Mahindra & Mahindra Ltd	33,610	$259,770
Marico Ltd	20,310	113,017
Maruti Suzuki India Ltd	3,872	367,125
Mindtree Ltd	1,081	10,802
Motherson Sumi Systems Ltd	71,113	105,465
Mphasis Ltd	5,625	75,959
MRF Ltd	99	88,460
Muthoot Finance Ltd	13,600	129,823
Natco Pharma Ltd	1,264	10,385
National Aluminium Co Ltd	22,402	14,694
Nestle India Ltd	1,009	197,842
NHPC Ltd	121,339	38,181
NTPC Ltd	33,108	54,921
Oberoi Realty Ltd	4,669	33,471
Oil & Natural Gas Corp Ltd	53,236	99,092
Oracle Financial Services Software Ltd *	1,647	73,785
Page Industries Ltd	354	112,556
Petronet LNG Ltd	73,060	268,126
PI Industries Ltd	1,184	21,837
Pidilite Industries Ltd	5,995	122,175
Piramal Enterprises Ltd	4,100	94,637
PNB Housing Finance Ltd ~	2,908	23,982
Power Finance Corp Ltd *	42,871	60,203
Power Grid Corp of India Ltd	58,795	165,186
Procter & Gamble Hygiene & Health Care Ltd	445	76,142
Punjab National Bank *	42,600	37,300
Rajesh Exports Ltd	5,961	56,091
RBL Bank Ltd ~	12,532	58,176
REC Ltd	78,099	135,887
Reliance Industries Ltd	99,861	1,880,241
SBI Life Insurance Co Ltd ~	3,861	46,138
Shree Cement Ltd	319	85,065
Shriram Transport Finance Co Ltd	11,759	177,836
Siemens Ltd	2,517	53,885
SRF Ltd	555	21,568
State Bank of India *	38,915	148,909
Sterlite Technologies Ltd	2,104	4,678
Sun Pharmaceutical Industries Ltd	26,968	148,419
Sun TV Network Ltd	5,030	33,582
Sundaram Finance Holdings Ltd	415	424
Sundaram Finance Ltd	1,345	30,987
Supreme Industries Ltd	1,709	29,727
Tata Consultancy Services Ltd	36,173	1,071,529
Tata Global Beverages Ltd	20,394	79,492
Tata Motors Ltd *	139,254	231,036
Tata Motors Ltd ADR *	3,376	28,325
Tata Steel Ltd	39,476	201,080
Tech Mahindra Ltd	32,387	326,736
The Indian Hotels Co Ltd	16,687	37,650
The Ramco Cements Ltd	4,166	44,231
The Tata Power Co Ltd	49,077	43,314
Titan Co Ltd	10,312	185,304
Torrent Pharmaceuticals Ltd	3,288	77,400
UltraTech Cement Ltd	2,386	146,283
United Breweries Ltd	2,860	54,366
United Spirits Ltd *	12,642	119,048
UPL Ltd	41,424	353,212
Varun Beverages Ltd	1,192	10,506
Vedanta Ltd	146,859	319,982
Vodafone Idea Ltd *	365,134	31,724
Voltas Ltd	2,882	27,666
Whirlpool of India Ltd	1,327	35,364
Wipro Ltd	40,379	136,832
Yes Bank Ltd	97,811	57,139
Zee Entertainment Enterprises Ltd	41,642	156,102

		23,598,613

Indonesia - 2.8%

Aneka Tambang Tbk	167,500	11,498
P.T. Ace Hardware Indonesia Tbk	499,900	62,352

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
P.T. Adaro Energy Tbk	1,948,600	$177,158
P.T. Astra International Tbk	584,500	271,757
P.T. Bank BTPN Tbk *	23,700	5,426
P.T. Bank Central Asia Tbk	313,400	670,039
P.T. Bank Danamon Indonesia Tbk	225,400	75,451
P.T. Bank Mandiri Persero Tbk	482,458	237,300
P.T. Bank Negara Indonesia Persero Tbk	357,900	185,210
P.T. Bank Pan Indonesia Tbk *	133,300	12,529
P.T. Bank Permata Tbk *	323,100	25,268
P.T. Bank Rakyat Indonesia Persero Tbk	2,189,800	635,840
P.T. Bank Tabungan Negara Persero Tbk	283,000	39,077
P.T. Barito Pacific Tbk	1,133,500	79,056
P.T. Bukit Asam Tbk	345,700	55,059
P.T. Bumi Serpong Damai Tbk *	517,200	50,654
P.T. Charoen Pokphand Indonesia Tbk	348,800	131,468
P.T. Ciputra Development Tbk	504,000	37,475
P.T. Gudang Garam Tbk	33,300	122,863
P.T. Indah Kiat Pulp & Paper Corp Tbk	319,300	145,717
P.T. Indocement Tunggal Prakarsa Tbk	40,500	53,373
P.T. Indofood CBP Sukses Makmur Tbk	118,700	100,587
P.T. Indofood Sukses Makmur Tbk	340,300	184,521
P.T. Japfa Comfeed Indonesia Tbk	159,300	17,737
P.T. Jasa Marga Persero Tbk	103,744	41,669
P.T. Kalbe Farma Tbk	863,900	101,827
P.T. Mayora Indah Tbk	297,475	46,716
P.T. Mitra Keluarga Karyasehat Tbk	244,600	46,674
P.T. Pabrik Kertas Tjiwi Kimia Tbk	78,500	58,337
P.T. Pakuwon Jati Tbk	1,030,100	48,256
P.T. Sarana Menara Nusantara Tbk	1,750,400	80,769
P.T. Semen Indonesia Persero Tbk	146,800	119,351
P.T. Smartfren Telecom Tbk *	1,937,900	23,203
P.T. Sumber Alfaria Trijaya Tbk	956,100	67,018
P.T. Surya Citra Media Tbk	313,700	25,638
P.T. Telekomunikasi Indonesia Persero Tbk	785,600	237,244
P.T. Telekomunikasi Indonesia Persero Tbk ADR	7,061	212,607
P.T. Tower Bersama Infrastructure Tbk	29,600	12,778
P.T. Unilever Indonesia Tbk	61,600	201,711
P.T. United Tractors Tbk	174,296	252,640
P.T. Vale Indonesia Tbk *	156,800	38,766
P.T. Waskita Karya Persero Tbk	632,500	73,504
P.T. XL Axiata Tbk *	421,000	102,016
Perusahaan Gas Negara Tbk PT	517,400	76,553

		5,254,692

Malaysia - 2.8%

AirAsia Group Bhd	232,100	97,520
AMMB Holdings Bhd	151,100	149,348
Astro Malaysia Holdings Bhd	95,100	33,166
Axiata Group Bhd	114,503	117,598
Batu Kawan Bhd	4,200	15,727
BIMB Holdings Bhd	33,900	32,062
British American Tobacco Malaysia Bhd	9,400	42,501
Bursa Malaysia Bhd	27,600	40,213
Carlsberg Brewery Malaysia Bhd ‘B’	6,300	39,511
CIMB Group Holdings Bhd	180,587	216,966
Dialog Group Bhd	66,452	53,930
DiGi.Com Bhd	138,700	157,308
Fraser & Neave Holdings Bhd	8,300	69,141
Gamuda Bhd	89,700	79,254
Genting Bhd	114,700	157,313
Genting Malaysia Bhd	143,500	103,973
Genting Plantations Bhd	16,200	38,280
HAP Seng Consolidated Bhd	26,700	62,857
Hartalega Holdings Bhd	56,800	71,196
Heineken Malaysia Bhd	6,000	34,394
Hong Leong Bank Bhd	17,472	68,265
Hong Leong Financial Group Bhd	9,536	37,014
IHH Healthcare Bhd	40,300	54,654
IJM Corp Bhd	164,500	86,018

	Shares	Value
IOI Corp Bhd	39,846	$42,152
IOI Properties Group Bhd	95,406	25,978
Kuala Lumpur Kepong Bhd	14,000	77,183
LPI Capital Bhd	12,920	48,267
Malayan Banking Bhd	131,003	266,162
Malaysia Airports Holdings Bhd	93,900	193,978
Malaysia Building Society Bhd	77,031	15,365
Maxis Bhd	97,200	129,976
MISC Bhd	34,760	64,859
Nestle Malaysia Bhd	1,400	48,694
Petronas Chemicals Group Bhd	114,300	205,664
Petronas Dagangan Bhd	7,400	41,710
Petronas Gas Bhd	24,000	93,891
PPB Group Bhd	22,960	99,401
Press Metal Aluminium Holdings Bhd	58,620	66,601
Public Bank Bhd	117,470	563,169
QL Resources Bhd	37,180	63,989
RHB Bank Bhd	93,862	126,435
Serba Dinamik Holdings Bhd	47,800	48,516
Sime Darby Bhd	233,687	125,562
Sime Darby Plantation Bhd	103,787	117,149
Sime Darby Property Bhd	103,787	20,810
SP Setia Bhd Group	89,142	28,958
Sunway Bhd	123,321	50,677
Telekom Malaysia Bhd	60,092	51,689
Tenaga Nasional Bhd	102,600	334,283
Top Glove Corp Bhd	91,600	97,391
UMW Holdings Bhd	25,800	30,044
Westports Holdings Bhd	60,500	59,653
Yinson Holdings Bhd	26,600	42,388
YTL Corp Bhd	234,322	51,508

		5,090,311

Mexico - 3.7%

Alfa SAB de CV ‘A’	436,875	383,655
America Movil SAB de CV ‘L’	1,459,579	1,082,813
Arca Continental SAB de CV	23,508	127,070
Becle SAB de CV	21,769	32,090
Cemex SAB de CV	733,763	285,935
Coca-Cola Femsa S.A.B. de C.V.	21,420	130,350
El Puerto de Liverpool SAB de CV ‘C1’	14,352	78,640
Fomento Economico Mexicano SAB de CV	33,580	308,080
Fomento Economico Mexicano SAB de CV ADR	466	42,676
Gruma SAB de CV ‘B’	19,624	200,814
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	18,794	180,854
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,043	100,670
Grupo Aeroportuario del Sureste SAB de CV ‘B’	7,471	114,197
Grupo Aeroportuario del Sureste SAB de CV ADR	404	61,610
Grupo Bimbo SAB de CV ‘A’	104,867	191,252
Grupo Carso SAB de CV ‘A1’	28,971	85,046
Grupo Elektra SAB de CV	3,770	267,408
Grupo Financiero Banorte SAB de CV ‘O’	126,420	679,506
Grupo Financiero Inbursa SAB de CV ‘O’	131,763	167,592
Grupo Mexico SAB de CV ‘B’	197,035	460,687
Grupo Televisa SAB	161,190	315,535
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	29,166	32,515
Industrias Penoles SAB de CV	13,870	184,617
Infraestructura Energetica Nova SAB de CV	11,569	45,985
Kimberly-Clark de Mexico SAB de CV ‘A’ *	90,923	182,592
Megacable Holdings SAB de CV	3,395	13,672
Orbia Advance Corp SAB. de CV	136,163	265,716
Organizacion Soriana SAB de CV ‘B’	7,750	10,207
Promotora y Operadora de Infraestructura SAB de CV	11,582	103,847

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV ‘L’	1,300	$7,664
Wal-Mart de Mexico SAB de CV	207,899	616,091

		6,759,386

Peru - 0.3%

Cementos Pacasmayo SAA ADR	575	5,089
Cia de Minas Buenaventura SAA ADR	3,780	57,380
Credicorp Ltd	1,933	402,914
Grana y Montero SAA ADR	1,724	4,138

		469,521

Philippines - 1.5%

Aboitiz Equity Ventures Inc	51,500	52,712
Aboitiz Power Corp	50,900	37,637
Alliance Global Group Inc	228,800	48,105
Altus San Nicolas Corp *	2,045	204
Ayala Corp	6,720	114,758
Ayala Land Inc	273,200	260,742
Bank of the Philippine Islands	50,639	90,883
BDO Unibank Inc	62,643	172,827
Bloomberry Resorts Corp	205,500	43,036
DMCI Holdings Inc	510,050	81,777
Emperador Inc *	61,300	8,397
Globe Telecom Inc	2,005	70,792
Golden Bria Holdings Inc *	3,290	27,422
GT Capital Holdings Inc	5,425	88,164
International Container Terminal Services Inc	77,740	180,905
JG Summit Holdings Inc	85,520	119,606
Jollibee Foods Corp	25,810	110,579
LT Group Inc	131,900	35,475
Manila Electric Co	8,600	61,354
Megaworld Corp	724,200	61,077
Metro Pacific Investments Corp	596,700	57,305
Metropolitan Bank & Trust Co	85,222	112,556
PLDT Inc	5,395	118,244
PLDT Inc ADR	4,492	98,824
Puregold Price Club Inc	102,100	76,906
Robinsons Land Corp	106,200	50,201
Robinsons Retail Holdings Inc	15,840	24,143
San Miguel Corp	44,640	147,709
San Miguel Food and Beverage Inc	12,140	21,549
Security Bank Corp	15,470	58,819
SM Investments Corp	4,592	86,051
SM Prime Holdings Inc	298,100	213,989
Top Frontier Investment Holdings Inc *	1,506	6,538
Universal Robina Corp	40,980	123,319

		2,862,605

Poland - 1.4%

Alior Bank SA *	8,817	85,391
Bank Handlowy w Warszawie SA	2,265	29,088
Bank Millennium SA *	37,014	52,703
Bank Polska Kasa Opieki SA	2,998	76,532
CCC SA	1,282	44,258
CD Projekt SA	859	52,265
Cyfrowy Polsat SA	15,981	105,254
Dino Polska SA * ~	3,113	121,911
Grupa Lotos SA	10,798	238,524
ING Bank Slaski SA	1,065	52,993
Jastrzebska Spolka Weglowa SA	3,833	20,839
KGHM Polska Miedz SA *	13,654	272,533
LPP SA	64	137,419
mBank SA *	806	69,865
Orange Polska SA *	33,016	45,491
PGE Polska Grupa Energetyczna SA *	42,226	84,161
Polski Koncern Naftowy ORLEN SA	17,334	426,693
Polskie Gornictwo Naftowe i Gazownictwo SA	53,571	62,778

	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	25,027	$245,340
Powszechny Zaklad Ubezpieczen SA	22,540	210,258
Santander Bank Polska SA	853	66,683

		2,500,979

Romania - 0.1%

NEPI Rockcastle PLC	13,880	121,653

Russia - 2.2%

Gazprom PJSC ADR (SEAQ)	58,235	401,423
LUKOIL PJSC ADR (SEAQ)	7,809	645,041
Magnitogorsk Iron & Steel Works PJSC GDR	7,310	56,672
Mail.Ru Group Ltd GDR *	1,713	35,812
MMC Norilsk Nickel PJSC ADR	13,033	333,459
Mobile TeleSystems PJSC ADR	14,291	115,757
Novatek PJSC GDR (LI)	1,160	235,014
Novolipetsk Steel PJSC GDR	4,799	104,216
PhosAgro PJSC GDR	3,651	46,624
Polyus PJSC GDR	819	47,379
Rosneft Oil Co PJSC GDR	26,674	170,903
Rostelecom PJSC ADR	5,299	38,844
RusHydro PJSC ADR	35,932	29,105
Sberbank of Russia PJSC ADR (SEAQ)	58,807	834,083
Severstal PJSC GDR	7,521	107,926
Tatneft PJSC ADR	6,875	436,151
VEON Ltd ADR	22,300	53,520
VTB Bank PJSC GDR	100,196	129,675
X5 Retail Group NV GDR	4,820	168,541

		3,990,145

South Africa - 6.6%

Absa Group Ltd	74,666	754,118
Anglo American Platinum Ltd	3,021	182,124
AngloGold Ashanti Ltd	29,090	537,910
AngloGold Ashanti Ltd ADR	23,685	432,725
Aspen Pharmacare Holdings Ltd	20,705	117,685
Assore Ltd	2,766	46,692
Bid Corp Ltd	19,705	418,774
Capitec Bank Holdings Ltd	1,956	166,275
Clicks Group Ltd	18,496	262,559
Discovery Ltd	29,980	226,041
Exxaro Resources Ltd	23,120	199,406
FirstRand Ltd	176,782	726,321
Gold Fields Ltd	1,019	5,081
Gold Fields Ltd ADR	111,818	550,145
Impala Platinum Holdings Ltd *	31,909	200,791
Investec Ltd	18,992	100,133
Kumba Iron Ore Ltd	4,612	113,953
Life Healthcare Group Holdings Ltd	117,725	176,253
Mr Price Group Ltd	16,127	168,708
MTN Group Ltd	116,730	742,725
MultiChoice Group Ltd *	20,057	156,140
Naspers Ltd ‘N’	8,865	1,342,243
Nedbank Group Ltd	28,161	421,970
Old Mutual Ltd	85,214	108,748
Pick n Pay Stores Ltd	825	3,243
PSG Group Ltd	11,461	159,805
Sanlam Ltd	148,116	729,528
Sappi Ltd	9,765	24,211
Sasol Ltd	7,829	131,673
Sasol Ltd ADR	12,973	220,671
Shoprite Holdings Ltd	30,133	244,014
Sibanye Gold Ltd *	175,097	242,745
Standard Bank Group Ltd	67,075	773,855
Steinhoff International Holdings NV *	111,485	7,214
Telkom SA SOC Ltd	22,328	104,088
The Bidvest Group Ltd	31,668	399,152
The Foschini Group Ltd	20,919	225,977

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
The SPAR Group Ltd	4,825	$60,893
Tiger Brands Ltd	15,261	212,132
Vodacom Group Ltd	28,466	225,136
Woolworths Holdings Ltd	92,826	337,916

		12,259,773

South Korea - 15.5%

Amorepacific Corp	697	81,780
AMOREPACIFIC Group	495	27,045
BGF retail Co Ltd	381	62,708
BNK Financial Group Inc	18,501	111,041
Celltrion Inc *	2,058	281,543
Celltrion Pharm Inc *	598	17,488
Cheil Worldwide Inc	4,358	90,355
CJ CheilJedang Corp	643	125,909
CJ Corp	1,580	108,223
CJ ENM Co Ltd	768	108,717
CJ Logistics Corp *	513	61,897
Com2uSCorp	437	34,054
Cosmax Inc	346	21,157
Daelim Industrial Co Ltd	2,208	191,873
Daewoo Engineering & Construction Co Ltd *	16,726	67,515
Daewoo Shipbuilding & Marine Engineering Co Ltd *	2,790	71,204
Daewoong Pharmaceutical Co Ltd	114	14,183
DB Insurance Co Ltd	6,797	292,770
DGB Financial Group Inc	12,330	76,754
Doosan Bobcat Inc *	3,401	100,559
Doosan Corp	450	39,869
Doosan Heavy Industries & Construction Co Ltd *	7,350	41,775
Doosan Infracore Co Ltd *	18,694	98,370
DoubleUGames Co Ltd	355	16,388
Douzone Bizon Co Ltd	1,222	66,757
E-MART Inc	1,393	131,311
Fila Korea Ltd	2,517	121,772
Grand Korea Leisure Co Ltd	1,775	30,620
Green Cross Corp	147	13,939
GS Engineering & Construction Corp	6,286	173,193
GS Holdings Corp	6,782	285,074
GS Home Shopping Inc	112	14,518
GS Retail Co Ltd	1,455	50,155
Hana Financial Group Inc	18,920	556,947
Hanall Biopharma Co Ltd *	656	14,291
Hanjin Kal Corp	1,226	27,802
Hankook Tire & Technology Co Ltd	6,678	179,789
Hanmi Pharm Co Ltd	291	67,053
Hanmi Science Co Ltd	354	11,710
Hanon Systems	8,405	84,291
Hanssem Co Ltd	584	29,254
Hanwha Aerospace Co Ltd *	1,985	69,909
Hanwha Chemical Corp	6,892	103,384
Hanwha Corp	3,120	65,784
Hanwha Life Insurance Co Ltd	36,237	72,083
Hite Jinro Co Ltd	1,761	40,033
HLB Inc *	614	30,956
Hotel Shilla Co Ltd	1,825	131,394
Hugel Inc *	76	24,462
Hyosung Advanced Materials Corp *	217	22,355
Hyosung Chemical Corp	155	21,922
Hyosung Corp	430	30,135
Hyosung TNC Co Ltd	210	27,738
Hyundai Department Store Co Ltd	1,057	68,965
Hyundai Elevator Co Ltd *	523	38,952
Hyundai Engineering & Construction Co Ltd	3,631	140,249
Hyundai Glovis Co Ltd	742	96,652
Hyundai Greenfood Co Ltd	2,987	29,181
Hyundai Heavy Industries Holdings Co Ltd	402	117,308
Hyundai Home Shopping Network Corp	246	18,808
Hyundai Marine & Fire Insurance Co Ltd	8,196	180,706

	Shares	Value
Hyundai Merchant Marine Co Ltd *	9,418	$28,463
Hyundai Mipo Dockyard Co Ltd	1,484	55,905
Hyundai Mobis Co Ltd	1,632	343,443
Hyundai Motor Co	3,935	440,582
Hyundai Rotem Co Ltd *	1,349	21,938
Hyundai Steel Co	4,252	138,139
Hyundai Wia Corp	1,296	55,191
Iljin Materials Co Ltd *	622	19,420
Industrial Bank of Korea	18,213	200,916
Innocean Worldwide Inc	368	20,490
Kakao Corp	684	77,439
Kangwon Land Inc	2,643	65,293
KB Financial Group Inc	13,171	470,092
KCC Corp	405	73,780
KEPCO Plant Service & Engineering Co Ltd	1,425	41,156
Kia Motors Corp	6,176	235,473
KIWOOM Securities Co Ltd	1,047	59,295
KMW Co Ltd *	1,324	80,722
Kolon Industries Inc	816	28,511
Korea Aerospace Industries Ltd	2,070	67,663
Korea Electric Power Corp *	7,570	163,774
Korea Gas Corp	1,256	41,551
Korea Investment Holdings Co Ltd	3,212	201,792
Korea Shipbuilding & Offshore Engineering Co Ltd *	2,033	210,466
Korea Zinc Co Ltd	228	85,341
Korean Air Lines Co Ltd	6,435	123,175
KT Corp ADR	3,094	34,993
KT&G Corp	2,433	214,652
Kumho Petrochemical Co Ltd	1,671	99,922
LG Chem Ltd	1,133	283,305
LG Corp	4,663	272,884
LG Display Co Ltd *	25,743	304,528
LG Display Co Ltd ADR *	2,409	14,334
LG Electronics Inc	9,727	547,607
LG Household & Health Care Ltd	336	366,718
LG Innotek Co Ltd	1,257	119,713
LG Uplus Corp	9,186	104,670
Lotte Chemical Corp	1,137	224,231
Lotte Chilsung Beverage Co Ltd	236	27,292
Lotte Confectionery Co Ltd	34	4,179
Lotte Corp	1,461	44,234
LOTTE Fine Chemical Co Ltd	1,803	68,670
LOTTE Himart Co Ltd	402	10,086
Lotte Shopping Co Ltd	706	76,038
LS Corp	890	35,273
LS Industrial Systems Co Ltd	1,258	50,621
Macquarie Korea Infrastructure Fund	16,357	160,678
Mando Corp	2,945	88,986
Medy-Tox Inc *	285	85,716
Meritz Financial Group Inc	4,599	49,361
Meritz Fire & Marine Insurance Co Ltd	5,935	94,689
Meritz Securities Co Ltd	26,857	113,215
Mirae Asset Daewoo Co Ltd	22,142	138,647
NAVER Corp	3,362	440,977
NCSoft Corp	604	263,014
Netmarble Corp * ~	279	22,008
NH Investment & Securities Co Ltd	9,719	103,070
NHN Corp *	477	24,847
NongShim Co Ltd	164	34,179
OCI Co Ltd	1,550	90,010
Orange Life Insurance Ltd ~	1,263	28,533
Orion Corp	307	25,224
Orion Holdings Corp	2,179	28,961
Ottogi Corp	58	28,252
Pan Ocean Co Ltd *	11,289	43,092
Paradise Co Ltd	3,029	46,838
Pearl Abyss Corp *	453	74,965
POSCO	1,596	302,534
POSCO ADR	4,824	227,500
POSCO Chemical Co Ltd	882	32,510

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Posco International Corp	3,281	$52,395
S-1 Corp	975	79,963
S-Oil Corp	988	81,916
Samsung Biologics Co Ltd * ~	226	58,006
Samsung C&T Corp	1,915	143,480
Samsung Card Co Ltd	1,641	48,191
Samsung Electro-Mechanics Co Ltd	2,624	225,795
Samsung Electronics Co Ltd	205,969	8,433,200
Samsung Engineering Co Ltd *	8,752	122,771
Samsung Fire & Marine Insurance Co Ltd	2,282	425,190
Samsung Heavy Industries Co Ltd *	19,796	130,202
Samsung Life Insurance Co Ltd	4,305	255,824
Samsung SDI Co Ltd	938	174,627
Samsung SDS Co Ltd	861	137,016
Samsung Securities Co Ltd	3,677	108,489
SFA Engineering Corp	1,015	35,829
Shinhan Financial Group Co Ltd	11,750	410,580
Shinsegae Inc	538	117,879
Shinsegae International Inc	109	18,021
SK Holdings Co Ltd	1,688	287,744
SK Hynix Inc	26,310	1,806,978
SK Innovation Co Ltd	2,527	349,920
SK Materials Co Ltd	345	48,072
SK Networks Co Ltd	11,677	54,239
SK Telecom Co Ltd	561	113,044
SKC Co Ltd	1,729	57,520
Ssangyong Cement Industrial Co Ltd	5,177	26,414
Taekwang Industrial Co Ltd	32	30,230
Woongjin Coway Co Ltd	2,308	163,489
Woori Financial Group Inc	34,150	354,984
Young Poong Corp	31	15,744
Youngone Corp	1,736	51,765
Yuhan Corp	390	74,433

		28,628,345

Spain - 0.1%

AmRest Holdings SE *	3,420	38,207
Banco Santander SA	47,568	193,560

		231,767

Taiwan - 15.6%

Accton Technology Corp	31,000	163,291
Acer Inc	197,789	113,440
Advantech Co Ltd	12,939	113,814
Airtac International Group	7,484	89,170
ASE Technology Holding Co Ltd	248,449	565,669
ASE Technology Holding Co Ltd ADR	4,426	19,740
Asia Cement Corp	116,784	162,993
Asustek Computer Inc	34,667	230,703
AU Optronics Corp	637,000	160,899
AU Optronics Corp ADR	3,186	7,838
Catcher Technology Co Ltd	51,000	386,075
Cathay Financial Holding Co Ltd	219,600	289,445
Chailease Holding Co Ltd	91,156	368,140
Chang Hwa Commercial Bank Ltd	201,515	140,571
Cheng Shin Rubber Industry Co Ltd	104,178	153,776
Chicony Electronics Co Ltd	40,959	120,651
China Airlines Ltd	356,436	104,302
China Development Financial Holding Corp	543,834	161,974
China Life Insurance Co Ltd *	150,563	119,368
China Motor Corp *	37,000	29,446
China Steel Corp	771,007	571,515
Chipbond Technology Corp	48,000	88,836
Chroma ATE Inc	17,000	80,611
Chunghwa Telecom Co Ltd	81,000	289,672
Chunghwa Telecom Co Ltd ADR	2,671	95,328
Compal Electronics Inc *	327,092	188,715
CTBC Financial Holding Co Ltd	573,094	380,412
CTCI Corp	42,000	56,440
Delta Electronics Inc	52,150	222,806

	Shares	Value
E Ink Holdings Inc	40,000	$36,238
E.Sun Financial Holding Co Ltd	603,179	510,254
Eclat Textile Co Ltd	8,663	116,331
Eva Airways Corp	286,900	126,185
Evergreen Marine Corp Taiwan Ltd	113,264	47,468
Far Eastern International Bank	126,259	48,838
Far Eastern New Century Corp	214,965	198,242
Far EasTone Telecommunications Co Ltd	89,000	207,895
Feng Hsin Steel Co Ltd	9,000	14,908
Feng TAY Enterprise Co Ltd	14,735	105,609
First Financial Holding Co Ltd	405,003	284,400
Formosa Chemicals & Fibre Corp	105,446	294,807
Formosa Petrochemical Corp	42,000	132,887
Formosa Plastics Corp	101,292	308,565
Formosa Sumco Technology Corp	7,000	22,745
Formosa Taffeta Co Ltd	48,000	52,295
Foxconn Technology Co Ltd	54,144	112,915
Fubon Financial Holding Co Ltd	214,343	307,736
General Interface Solution Holding Ltd	18,000	60,641
Genius Electronic Optical Co Ltd	2,000	27,167
Giant Manufacturing Co Ltd	14,000	95,230
Globalwafers Co Ltd	12,000	121,024
Highwealth Construction Corp	57,700	92,791
Hiwin Technologies Corp	18,276	159,297
Hon Hai Precision Industry Co Ltd	324,256	765,120
Hotai Motor Co Ltd	11,000	167,077
Hua Nan Financial Holdings Co Ltd	330,376	222,996
Innolux Corp	829,390	176,357
Inventec Corp	199,000	137,268
ITEQ Corp	5,000	24,344
King’s Town Bank Co Ltd	57,000	56,665
Largan Precision Co Ltd	4,000	572,164
Lite-On Technology Corp	132,855	211,059
Macronix International	163,500	165,904
Makalot Industrial Co Ltd	9,450	50,061
MediaTek Inc	28,020	333,374
Mega Financial Holding Co Ltd	215,725	199,830
Merida Industry Co Ltd	5,000	28,422
Micro-Star International Co Ltd	47,000	136,637
Nan Ya Plastics Corp	86,394	194,069
Nanya Technology Corp	100,162	260,159
Nien Made Enterprise Co Ltd	10,000	87,656
Novatek Microelectronics Corp	41,000	235,289
Parade Technologies Ltd	2,000	34,774
Pegatron Corp	142,090	247,296
Phison Electronics Corp	12,000	106,721
Pou Chen Corp	132,000	169,213
Powertech Technology Inc	93,300	262,170
Poya International Co Ltd	2,080	29,512
President Chain Store Corp	23,000	214,989
Qisda Corp	136,000	92,634
Quanta Computer Inc	95,000	173,311
Radiant Opto-Electronics Corp	25,000	95,479
Realtek Semiconductor Corp *	13,300	98,607
Ruentex Development Co Ltd *	33,128	44,313
Ruentex Industries Ltd *	21,141	45,605
Shin Kong Financial Holding Co Ltd *	469,971	142,211
Simplo Technology Co Ltd	15,000	125,579
Sino-American Silicon Products Inc	60,000	158,526
SinoPac Financial Holdings Co Ltd	560,641	218,598
Standard Foods Corp	21,884	43,780
Synnex Technology International Corp	69,850	81,692
TA Chen Stainless Pipe	60,000	67,139
Taichung Commercial Bank Co Ltd	153,702	58,681
Taishin Financial Holding Co Ltd	455,295	203,188
Taiwan Business Bank	250,064	102,706
Taiwan Cement Corp	311,468	397,964
Taiwan Cooperative Financial Holding Co Ltd	402,607	265,901
Taiwan FamilyMart Co Ltd	3,000	21,072
Taiwan Fertilizer Co Ltd	51,000	74,789
Taiwan Glass Industry Corp	87,123	32,713

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Taiwan High Speed Rail Corp	55,000	$62,570
Taiwan Mobile Co Ltd	70,400	254,148
Taiwan Secom Co Ltd	20,000	56,729
Taiwan Semiconductor Manufacturing Co Ltd	934,779	8,302,266
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,186	426,965
Tatung Co Ltd *	93,000	50,991
TCI Co Ltd	4,938	49,671
Teco Electric and Machinery Co Ltd	98,000	78,996
Tripod Technology Corp	39,000	140,213
Uni-President Enterprises Corp	164,994	398,154
Unimicron Technology Corp	58,000	81,614
United Microelectronics Corp	1,088,000	466,531
Vanguard International Semiconductor Corp	57,000	114,922
Voltronic Power Technology Corp	4,200	86,630
Walsin Lihwa Corp	178,000	83,174
Walsin Technology Corp	36,000	202,629
Wan Hai Lines Ltd	46,000	27,077
Win Semiconductors Corp	9,202	82,317
Winbond Electronics Corp	250,178	143,859
Wistron Corp	262,833	212,114
WPG Holdings Ltd	115,080	141,573
Yageo Corp	25,465	202,325
Yuanta Financial Holding Co Ltd	618,169	368,858
Zhen Ding Technology Holding Ltd	49,000	175,395

		28,803,443

Thailand - 3.9%

Advanced Info Service PCL	43,300	311,711
Airports of Thailand PCL	126,900	310,283
B Grimm Power PCL	27,900	39,478
Bangchak Corp PCL	27,300	24,319
Bangkok Bank PCL NVDR	13,000	73,741
Bangkok Dusit Medical Services PCL ‘F’	294,100	232,675
Bangkok Expressway & Metro PCL	430,500	152,089
Bangkok Life Assurance PCL	18,480	12,628
Bangkok Life Assurance PCL NVDR	12,100	8,035
Banpu PCL	301,550	116,363
Banpu Power PCL	27,800	17,366
Berli Jucker PCL	61,900	106,790
BTS Group Holdings PCL	237,300	103,899
Bumrungrad Hospital PCL	24,200	101,222
Carabao Group PCL ‘F’	11,800	31,486
Central Pattana PCL	57,100	127,004
Central Plaza Hotel PCL	49,000	52,830
Charoen Pokphand Foods PCL	284,800	244,530
CP ALL PCL	204,700	539,898
Delta Electronics Thailand PCL	8,600	13,913
Electricity Generating PCL	7,300	85,694
Energy Absolute PCL	47,100	73,934
Global Power Synergy PCL	21,900	50,299
Home Product Center PCL	209,659	116,843
Indorama Ventures PCL	116,400	123,628
Intouch Holdings PCL ‘F’	13,400	28,715
Intouch Holdings PCL NVDR	19,600	42,001
IRPC PCL	756,100	90,925
Jasmine International PCL	130,000	27,233
Kasikornbank PCL	15,500	79,737
Kasikornbank PCL NVDR	36,300	185,779
Kiatnakin Bank PCL	25,700	55,448
Krung Thai Bank PCL	213,675	120,271
Krungthai Card PCL	34,000	47,569
Land & Houses PCL	264,580	83,800
Land & Houses PCL NVDR	112,300	35,235
Minor International PCL	63,280	77,591
MK Restaurants Group PCL	39,300	96,122
Muangthai Capital PCL	40,600	75,746
Pruksa Holding PCL	44,600	24,344
PTT Exploration & Production PCL	65,241	258,237
PTT Global Chemical PCL	154,100	270,986

	Shares	Value
PTT PCL	499,400	$755,249
Ratch Group PCL	25,700	60,043
Robinson PCL	45,600	94,985
Siam City Cement PCL	4,648	32,646
Siam Global House PCL	134,001	67,886
Srisawad Corp PCL	55,158	103,250
Star Petroleum Refining PCL	165,700	50,400
Thai Oil PCL	67,100	153,040
Thai Union Group PCL ‘F’	146,700	80,107
Thanachart Capital PCL	33,900	63,203
The Siam Cement PCL	20,700	278,843
The Siam Commercial Bank PCL	40,800	157,468
Tisco Financial Group PCL	28,000	93,844
TMB Bank PCL	932,100	47,828
TOA Paint Thailand PCL	33,300	44,102
Total Access Communication PCL	70,100	131,759
TPI Polene Power PCL	67,000	10,473
True Corp PCL	974,432	167,172
TTW PCL	48,400	21,687
VGI PCL	102,100	32,928
WHA Corp PCL	364,200	56,692

		7,174,002

Turkey - 0.9%

Akbank T.A.S. *	88,795	127,423
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	31,485
Arcelik AS *	8,479	28,566
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	20,379
BIM Birlesik Magazalar AS	19,386	168,628
Coca-Cola Icecek AS	5,966	35,541
Enka Insaat ve Sanayi AS	34,982	35,001
Eregli Demir ve Celik Fabrikalari TAS	93,841	113,642
Ford Otomotiv Sanayi AS	3,164	33,280
KOC Holding AS	17,618	58,889
Koza Altin Isletmeleri AS *	2,903	33,595
Pegasus Hava Tasimaciligi AS *	1,723	18,494
Petkim Petrokimya Holding AS *	57,062	36,458
Soda Sanayii AS	22,628	23,674
TAV Havalimanlari Holding AS	15,762	65,786
Tekfen Holding AS	12,823	43,443
Tofas Turk Otomobil Fabrikasi AS	6,770	24,285
Tupras Turkiye Petrol Rafinerileri AS	5,542	140,832
Turk Hava Yollari AO *	50,366	110,218
Turk Telekomunikasyon AS *	33,335	34,245
Turkcell Iletisim Hizmetleri AS	55,457	127,687
Turkiye Garanti Bankasi AS *	75,430	136,194
Turkiye Halk Bankasi AS *	44,303	51,384
Turkiye Is Bankasi AS ‘C’ *	54,072	59,895
Turkiye Sise ve Cam Fabrikalari AS	34,015	28,102
Turkiye Vakiflar Bankasi TAO ‘D’ *	61,569	56,321
Yapi ve Kredi Bankasi AS *	97,622	41,573

		1,685,020

United Kingdom - 0.0%

Mondi PLC	3,682	70,539

United States - 0.3%

JBS SA	73,140	577,206
Titan Cement International SA *	1,910	39,762

		616,968

Total Common Stocks (Cost $170,705,474)		178,257,482

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.0%

India - 0.0%

Britannia Industries Ltd (India) 8.000% due 08/28/22	INR 33,480	$469

Total Corporate Bonds & Notes (Cost $478)		469

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $338,109; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $346,461)	$338,106	338,106

Total Short-Term Investment (Cost $338,106)		338,106

TOTAL INVESTMENTS - 99.6% (Cost $175,547,747)		183,795,244

OTHER ASSETS & LIABILITIES, NET - 0.4%		788,463

NET ASSETS - 100.0%		$184,583,707

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.1%
Technology	15.8%
Communications	10.9%
Consumer, Non-Cyclical	10.7%
Consumer, Cyclical	9.7%
Industrial	8.3%
Energy	7.8%
Basic Materials	7.8%
Others (each less than 3.0%)	3.5%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)

Investments with a total aggregate value of $29,186 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$12,585	$-	$12,585	$-
	Preferred Stocks
	Brazil	4,626,076	4,626,076	-	-
	Chile	194,998	-	194,998	-
	Colombia	353,640	353,640	-	-
	South Korea	11,888	11,888	-	-

	Total Preferred Stocks	5,186,602	4,991,604	194,998	-

	Common Stocks
	Brazil	11,313,047	11,313,047	-	-
	Chile	2,056,182	1,007,716	1,048,466	-
	China	31,329,479	6,543,575	24,756,718	29,186
	Colombia	681,383	681,383	-	-
	Czech Republic	350,618	22,907	327,711	-
	Egypt	238,432	238,033	399	-
	Greece	552,308	-	552,308	-
	Hong Kong	880,994	-	880,994	-
	Hungary	737,277	34,751	702,526	-
	India	23,598,613	1,992,927	21,605,686	-
	Indonesia	5,254,692	365,820	4,888,872	-
	Malaysia	5,090,311	294,098	4,796,213	-
	Mexico	6,759,386	6,759,386	-	-
	Peru	469,521	469,521	-	-
	Philippines	2,862,605	572,827	2,289,778	-
	Poland	2,500,979	98,953	2,402,026	-
	Romania	121,653	121,653	-	-
	Russia	3,990,145	320,957	3,669,188	-
	South Africa	12,259,773	1,949,300	10,310,473	-
	South Korea	28,628,345	996,720	27,631,625	-
	Spain	231,767	231,767	-	-
	Taiwan	28,803,443	860,748	27,942,695	-
	Thailand	7,174,002	291,471	6,882,531	-
	Turkey	1,685,020	344,461	1,340,559	-
	United Kingdom	70,539	-	70,539	-
	United States	616,968	616,968	-	-

	Total Common Stocks	178,257,482	36,128,989	142,099,307	29,186

	Corporate Bonds & Notes	469	-	469	-
	Short-Term Investment	338,106	-	338,106	-

	Total	$183,795,244	$41,120,593	$142,645,465	$29,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,606	$144,770
Fuchs Petrolub SE	3,881	145,552
Henkel AG & Co KGaA	3,965	392,333
Porsche Automobil Holding SE	6,318	409,576
Sartorius AG	1,767	322,142
Schaeffler AG	1,507	11,557
Volkswagen AG	8,214	1,397,080

		2,823,010

Total Preferred Stocks (Cost $3,289,904)		2,823,010

COMMON STOCKS - 98.5%

Australia - 6.9%

Afterpay Touch Group Ltd *	3,352	81,515
AGL Energy Ltd	19,378	250,692
ALS Ltd	19,562	105,885
Altium Ltd	4,875	110,017
Alumina Ltd	100,690	161,318
AMP Ltd	240,569	296,707
Ansell Ltd	2,846	52,683
APA Group >>	29,912	231,664
Aristocrat Leisure Ltd	18,442	381,290
ASX Ltd	2,849	156,124
Atlas Arteria Ltd >>	26,907	141,866
Aurizon Holdings Ltd	115,968	462,289
AusNet Services	91,640	112,272
Australia & New Zealand Banking Group Ltd	64,528	1,239,562
Bank of Queensland Ltd	21,118	141,427
Beach Energy Ltd	163,099	278,396
Bendigo & Adelaide Bank Ltd	30,263	234,812
BHP Group Ltd	92,267	2,279,969
BHP Group Ltd ADR	7,678	379,140
BHP Group PLC	22,625	483,253
BHP Group PLC ADR	20,110	861,512
BlueScope Steel Ltd	47,167	383,108
Boral Ltd	69,280	226,102
Brambles Ltd *	52,335	403,032
Caltex Australia Ltd	21,256	377,688
carsales.com Ltd	4,747	49,044
Challenger Ltd	30,642	152,600
CIMIC Group Ltd	4,087	86,841
Cleanaway Waste Management Ltd	89,068	117,344
Coca-Cola Amatil Ltd	34,503	248,281
Cochlear Ltd	2,285	321,555
Coles Group Ltd	38,910	404,528
Commonwealth Bank of Australia	48,310	2,635,281
Computershare Ltd	22,510	246,075
Crown Resorts Ltd	17,744	144,343
CSL Ltd	14,477	2,288,986
Domino’s Pizza Enterprises Ltd	3,047	95,520
Downer EDI Ltd	46,681	245,927
Evolution Mining Ltd	86,203	263,004
Flight Centre Travel Group Ltd	2,774	89,099
Fortescue Metals Group Ltd	90,103	536,312
Harvey Norman Holdings Ltd	31,468	96,267
IDP Education Ltd	6,604	69,495
Iluka Resources Ltd	18,272	98,690
Incitec Pivot Ltd	109,118	249,888
Insurance Australia Group Ltd	75,273	401,653
JB Hi-Fi Ltd	858	19,690
Lendlease Group >>	26,300	311,941
Macquarie Group Ltd	9,870	874,898

	Shares	Value
Magellan Financial Group Ltd	6,680	$232,666
Medibank Pvt Ltd	107,506	246,890
National Australia Bank Ltd	77,643	1,556,758
Newcrest Mining Ltd	16,363	377,587
Northern Star Resources Ltd	35,657	265,003
Oil Search Ltd	54,005	266,609
Orica Ltd	21,206	322,930
Origin Energy Ltd	70,744	381,036
Orora Ltd	84,219	164,332
Qantas Airways Ltd	41,954	178,291
QBE Insurance Group Ltd	51,435	436,292
Qube Holdings Ltd	68,279	147,663
Ramsay Health Care Ltd	5,567	243,890
REA Group Ltd	2,211	161,640
Reece Ltd	7,168	52,402
Rio Tinto Ltd	13,129	822,334
Rio Tinto PLC	309	16,063
Rio Tinto PLC ADR	35,357	1,841,746
Santos Ltd	129,048	672,882
SEEK Ltd	18,719	271,526
Seven Group Holdings Ltd	3,529	41,565
Sonic Healthcare Ltd	9,938	188,435
South32 Ltd	173,975	306,838
South32 Ltd ADR	15,908	140,149
Spark Infrastructure Group >>	47,921	69,864
Suncorp Group Ltd	51,031	470,151
Sydney Airport >>	23,355	126,729
Tabcorp Holdings Ltd	93,001	304,415
Telstra Corp Ltd	133,066	315,428
The Star Entertainment Group Ltd	46,550	137,088
TPG Telecom Ltd	28,229	132,307
Transurban Group >>	61,679	612,316
Treasury Wine Estates Ltd	18,062	226,712
Wesfarmers Ltd	35,061	942,013
Westpac Banking Corp	76,554	1,528,985
Westpac Banking Corp ADR	6,518	130,295
Whitehaven Coal Ltd	70,270	147,787
WiseTech Global Ltd	3,438	80,794
Woodside Petroleum Ltd	29,465	643,726
Woolworths Group Ltd	38,796	976,247
WorleyParsons Ltd	21,169	185,712

		36,245,681

Austria - 0.2%

Erste Group Bank AG *	11,220	370,816
OMV AG	5,336	286,001
Raiffeisen Bank International AG	14,504	336,372
Verbund AG	1,349	73,811

		1,067,000

Belgium - 1.1%

Ageas	9,566	530,292
Anheuser-Busch InBev SA/NV	24,891	2,369,113
Anheuser-Busch InBev SA/NV ADR	1,610	153,192
Colruyt SA	3,153	172,729
Galapagos NV *	1,039	158,296
KBC Group NV	9,012	585,341
Proximus SADP	12,587	374,010
Solvay SA	5,264	544,968
Telenet Group Holding NV	2,064	97,399
UCB SA	5,291	383,875
Umicore SA	8,183	309,180

		5,678,395

Cambodia - 0.0%

NagaCorp Ltd	122,000	190,818

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Canada - 9.0%

Agnico Eagle Mines Ltd	6,270	$336,087
Air Canada *	4,500	146,768
Algonquin Power & Utilities Corp	14,659	200,713
Alimentation Couche-Tard Inc ‘B’	27,616	846,292
AltaGas Ltd	13,379	196,416
Atco Ltd ‘I’	3,796	138,906
Aurora Cannabis Inc *	29,326	128,808
B2Gold Corp *	66,553	216,510
Bank of Montreal	23,924	1,763,971
Barrick Gold Corp	15,964	282,585
Barrick Gold Corp (TSE)	19,595	338,995
BCE Inc	5,405	261,428
BlackBerry Ltd *	24,302	127,398
Bombardier Inc ‘B’ *	82,400	111,330
Brookfield Asset Management Inc ‘A’	14,877	789,974
CAE Inc	11,529	292,907
Cameco Corp	11,421	108,447
Cameco Corp (NYSE)	11,761	111,730
Canada Goose Holdings Inc *	1,875	82,441
Canadian Imperial Bank of Commerce	12,478	1,029,884
Canadian National Railway Co	23,658	2,125,481
Canadian Natural Resources Ltd	37,501	998,652
Canadian Natural Resources Ltd (TSE)	14,827	394,499
Canadian Pacific Railway Ltd	1,116	248,007
Canadian Pacific Railway Ltd (NYSE)	3,515	781,947
Canadian Tire Corp Ltd ‘A’	2,843	319,031
Canadian Utilities Ltd ‘A’	3,732	110,001
Canopy Growth Corp *	5,070	116,185
CCL Industries Inc ‘B’	6,000	242,020
Cenovus Energy Inc	43,514	408,184
CGI Inc *	8,126	642,943
CI Financial Corp	15,300	223,232
Cogeco Communications Inc	1,100	88,649
Constellation Software Inc	684	683,122
Cronos Group Inc *	4,450	40,206
Dollarama Inc	10,569	378,373
Element Fleet Management Corp	19,100	152,817
Emera Inc	2,500	109,748
Empire Co Ltd ‘A’	8,744	236,742
Enbridge Inc	44,336	1,555,574
Encana Corp	74,029	339,175
Encana Corp (NYSE)	21,092	97,023
Fairfax Financial Holdings Ltd	1,357	598,172
Finning International Inc	10,195	178,452
First Capital Realty Inc	9,800	163,253
FirstService Corp	1,700	174,292
Fortis Inc	10,868	459,461
Franco-Nevada Corp	3,325	303,093
Genworth MI Canada Inc	2,500	99,257
George Weston Ltd	4,156	349,645
Gildan Activewear Inc	7,081	251,349
Great-West Lifeco Inc	8,469	203,343
Husky Energy Inc	26,933	189,467
Hydro One Ltd ~	9,800	181,154
iA Financial Corp Inc	7,993	363,738
IGM Financial Inc	2,600	73,829
Imperial Oil Ltd	12,190	317,384
Intact Financial Corp	3,250	327,097
Inter Pipeline Ltd	21,652	379,974
Keyera Corp	11,365	275,965
Kinross Gold Corp *	102,137	470,269
Kirkland Lake Gold Ltd	8,606	385,527
Loblaw Cos Ltd	6,159	350,801
Magna International Inc	25,518	1,360,800
Manulife Financial Corp	48,448	889,146
Maple Leaf Foods Inc	3,961	88,856
Methanex Corp	4,527	160,592
Metro Inc	6,382	280,984
National Bank of Canada	20,758	1,032,847

	Shares	Value
Northland Power Inc	8,300	$159,253
Nutrien Ltd	13,223	659,360
Onex Corp	3,177	196,948
Open Text Corp	9,256	377,720
Pan American Silver Corp	7,683	120,332
Parkland Fuel Corp	9,200	295,058
Pembina Pipeline Corp	9,452	350,378
PrairieSky Royalty Ltd	7,752	108,131
Quebecor Inc ‘B’	8,565	194,464
Restaurant Brands International Inc	7,428	528,149
Ritchie Bros Auctioneers Inc	3,701	147,596
Rogers Communications Inc ‘B’ (NYSE)	8,089	394,177
Rogers Communications Inc ‘B’ (TSE)	3,531	171,986
Royal Bank of Canada	49,332	4,002,990
Saputo Inc	6,200	190,560
Shaw Communications Inc ‘B’ (NYSE)	13,056	256,681
Shaw Communications Inc ‘B’ (TSE)	5,621	110,439
Shopify Inc ‘A’ *	1,554	484,320
Spin Master Corp * ~	1,300	39,721
Sun Life Financial Inc	13,942	624,268
Suncor Energy Inc	13,376	421,922
Suncor Energy Inc (NYSE)	47,019	1,484,860
TC Energy Corp	17,664	914,773
Teck Resources Ltd ‘B’ (NYSE)	40,972	664,976
Teck Resources Ltd ‘B’ (TSE)	1,037	16,813
TELUS Corp	4,800	170,827
TFI International Inc	541	16,563
The Bank of Nova Scotia	33,671	1,913,467
The Stars Group Inc *	8,601	128,805
The Toronto-Dominion Bank	46,396	2,703,775
Thomson Reuters Corp	3,153	210,748
TMX Group Ltd	2,900	250,282
Toromont Industries Ltd	4,313	208,350
Tourmaline Oil Corp	16,805	166,293
Vermilion Energy Inc	957	15,991
West Fraser Timber Co Ltd	969	38,764
Wheaton Precious Metals Corp	10,873	285,170
WSP Global Inc	5,082	297,014

		47,033,872

Chile - 0.1%

Antofagasta PLC	23,881	263,635
Lundin Mining Corp	42,490	199,806

		463,441

China - 0.1%

BOC Hong Kong Holdings Ltd	123,500	419,063
Yangzijiang Shipbuilding Holdings Ltd	66,400	46,168

		465,231

Colombia - 0.0%

Millicom International Cellular SA SDR	4,543	220,458

Denmark - 1.6%

AP Moller - Maersk AS ‘A’	111	118,340
AP Moller - Maersk AS ‘B’	139	157,130
Bakkafrost P/F	1,766	104,370
Carlsberg AS ‘B’	2,730	403,434
Chr Hansen Holding AS	3,789	320,980
Coloplast AS ‘B’	3,854	463,697
Danske Bank AS	22,664	315,310
Demant A/S *	6,094	156,006
DSV Panalpina AS	6,294	598,245
Genmab AS *	2,426	492,923
GN Store Nord AS	9,771	396,082
H Lundbeck AS	3,975	131,782
ISS AS	8,079	199,740
Novo Nordisk AS ‘B’	48,370	2,499,576

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Novo Nordisk AS ADR	9,411	$486,549
Novozymes AS ‘B’	9,189	386,499
Orsted AS ~	4,522	420,359
Rockwool International AS ‘A’	50	9,664
Rockwool International AS ‘B’	452	90,377
Tryg AS	4,658	133,454
Vestas Wind Systems AS	6,253	485,095

		8,369,612

Finland - 1.3%

Elisa OYJ	8,037	414,345
Fortum OYJ	19,732	466,390
Kesko OYJ ‘A’	1,594	92,104
Kesko OYJ ‘B’	3,589	226,695
Kone OYJ ‘B’	11,444	651,282
Neste OYJ	17,115	566,244
Nokia OYJ	20,544	103,758
Nokia OYJ (OMXH)	97,683	493,329
Nordea Bank Abp	69,480	492,196
Sampo OYJ ‘A’	21,407	850,549
Stora Enso OYJ ‘R’	54,612	657,211
UPM-Kymmene OYJ	42,909	1,267,044
Wartsila OYJ Abp	25,633	286,808

		6,567,955

France - 9.5%

Accor SA	6,871	286,407
Adevinta ASA ‘A’ *	1,590	18,421
Adevinta ASA ‘B’ *	2,209	25,544
Aeroports de Paris	1,553	276,233
Air Liquide SA	12,736	1,812,588
Airbus SE	17,215	2,234,998
Alstom SA	7,588	314,319
Amundi SA ~	2,366	164,811
Arkema SA	6,368	593,667
Atos SE	5,548	390,520
AXA SA	42,743	1,091,390
BioMerieux	2,510	207,578
BNP Paribas SA	24,912	1,211,144
Bollore SA	42,614	176,463
Bouygues SA	15,597	624,609
Bureau Veritas SA	13,065	314,471
Capgemini SE	6,950	818,371
Carrefour SA	35,055	613,191
Cie de Saint-Gobain	26,705	1,046,641
Cie Generale des Etablissements Michelin SCA	11,295	1,257,620
CNP Assurances	8,514	164,530
Credit Agricole SA	27,430	332,007
Danone SA	17,439	1,536,056
Dassault Aviation SA	86	121,669
Dassault Systemes SE	2,619	373,093
Edenred	8,431	404,433
Eiffage SA	7,597	787,543
Electricite de France SA	25,393	284,058
Engie SA	51,141	834,732
EssilorLuxottica SA	5,705	822,543
Faurecia SE	6,928	328,429
Getlink SE	18,949	284,534
Hermes International	904	624,374
Iliad SA	2,406	225,973
Ingenico Group SA	269	26,218
Ipsen SA	1,885	178,823
JCDecaux SA	3,616	97,851
Kering SA	2,253	1,148,095
L’Oreal SA	5,505	1,539,577
Legrand SA	9,196	656,014
LVMH Moet Hennessy Louis Vuitton SE	9,044	3,588,294
Natixis SA	41,769	173,056
Orange SA	78,552	1,229,492

	Shares	Value
Orange SA ADR	5,000	$77,850
Orpea	2,853	348,448
Pernod Ricard SA	3,824	680,599
Peugeot SA	50,132	1,251,231
Publicis Groupe SA	13,746	676,375
Remy Cointreau SA	795	105,533
Renault SA	10,376	595,511
Rubis SCA	3,346	194,342
Safran SA	8,041	1,266,057
Sanofi	23,116	2,141,298
Sartorius Stedim Biotech	1,140	159,455
Schneider Electric SE	14,755	1,290,208
SCOR SE	9,166	378,441
SEB SA	1,577	239,344
Societe Generale SA	41,352	1,132,719
Sodexo SA	3,372	378,557
Suez	15,614	245,399
Teleperformance	2,943	637,680
Thales SA	4,046	465,091
TOTAL SA	86,192	4,487,737
Ubisoft Entertainment SA *	4,347	313,378
Valeo SA	22,233	720,505
Veolia Environnement SA	13,766	348,715
Vinci SA	16,799	1,809,572
Vivendi SA	19,842	542,932
Worldline SA * ~	1,543	97,204

		49,824,561

Germany - 6.9%

1&1 Drillisch AG	2,201	68,609
adidas AG	5,461	1,700,251
Allianz SE	9,690	2,255,560
Aroundtown SA	25,949	212,248
Axel Springer SE *	3,183	218,567
BASF SE	19,906	1,391,789
Bayer AG	31,836	2,242,943
Bayerische Motoren Werke AG	12,661	891,667
Beiersdorf AG	2,506	295,470
Brenntag AG	11,780	569,724
Carl Zeiss Meditec AG	1,312	149,536
Commerzbank AG	52,084	301,508
Continental AG	7,070	907,130
Covestro AG ~	15,569	770,386
Daimler AG	35,717	1,775,739
Delivery Hero SE * ~	2,326	103,264
Deutsche Bank AG	85,345	638,439
Deutsche Boerse AG	6,129	955,873
Deutsche Lufthansa AG	23,883	379,146
Deutsche Post AG	31,105	1,036,580
Deutsche Telekom AG	112,229	1,882,418
Deutsche Wohnen SE	8,559	312,433
E.ON SE	90,005	875,083
Evonik Industries AG	11,409	281,645
Fielmann AG	1,320	97,172
Fraport AG Frankfurt Airport Services Worldwide	2,977	252,317
Fresenius Medical Care AG & Co KGaA	12,655	850,419
Fresenius SE & Co KGaA	22,916	1,072,025
FUCHS PETROLUB SE	1,746	63,415
Hannover Rueck SE	1,471	248,613
Hapag-Lloyd AG ~	808	58,125
HeidelbergCement AG	6,404	462,689
Henkel AG & Co KGaA	2,890	264,567
HOCHTIEF AG	1,631	185,869
Infineon Technologies AG	47,895	860,518
KION Group AG	6,341	333,467
LANXESS AG	2,901	177,180
LEG Immobilien AG	2,758	315,608
Merck KGaA	3,109	350,228
METRO AG	18,488	291,674

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
MTU Aero Engines AG	2,476	$657,916
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,320	857,549
Nemetschek SE	2,523	128,557
Puma SE	3,800	294,027
Rational AG	228	163,498
RWE AG	13,727	429,004
SAP SE	18,072	2,126,592
SAP SE ADR	1,291	152,170
Siemens AG	18,202	1,948,435
Symrise AG	4,116	400,112
Talanx AG	3,304	142,773
Telefonica Deutschland Holding AG	80,122	223,388
thyssenkrupp AG	18,900	261,531
TUI AG	20,104	233,487
Uniper SE	8,951	293,559
United Internet AG	9,653	343,980
Volkswagen AG	1,609	276,594
Vonovia SE	11,114	563,871
Wirecard AG	2,667	426,825
Zalando SE * ~	3,165	144,511

		36,168,273

Hong Kong - 2.7%

AIA Group Ltd	287,000	2,706,709
ASM Pacific Technology Ltd	25,000	305,035
Cathay Pacific Airways Ltd	87,000	108,673
Chow Tai Fook Jewellery Group Ltd	51,600	42,593
CK Asset Holdings Ltd	85,280	577,780
CK Hutchison Holdings Ltd	96,780	854,386
CK Infrastructure Holdings Ltd	27,000	181,575
CLP Holdings Ltd	44,000	462,479
Dairy Farm International Holdings Ltd	14,900	93,910
Guoco Group Ltd	1,000	16,138
Hang Lung Group Ltd	49,000	122,101
Hang Lung Properties Ltd	106,000	240,566
Hang Seng Bank Ltd	27,100	583,939
Henderson Land Development Co Ltd	49,977	232,784
HK Electric Investments & HK Electric Investments Ltd >>	72,500	69,099
HKT Trust & HKT Ltd >>	249,000	394,994
Hong Kong & China Gas Co Ltd	233,839	455,782
Hong Kong Exchanges & Clearing Ltd	39,816	1,167,009
Hongkong Land Holdings Ltd	31,300	175,975
Hysan Development Co Ltd	24,000	96,783
Kerry Properties Ltd	38,000	117,006
Melco International Development Ltd	3,000	7,127
Melco Resorts & Entertainment Ltd ADR	5,670	110,055
MTR Corp Ltd	33,408	187,357
New World Development Co Ltd	400,678	520,344
NWS Holdings Ltd	77,533	120,088
PCCW Ltd	466,000	261,608
Power Assets Holdings Ltd	34,000	228,236
Shangri-La Asia Ltd	68,666	69,987
Sino Land Co Ltd	142,661	214,422
Sun Hung Kai Properties Ltd	36,492	524,417
Swire Pacific Ltd ‘A’	27,500	255,950
Swire Pacific Ltd ‘B’	62,500	91,399
Swire Properties Ltd	35,000	109,844
Techtronic Industries Co Ltd	54,000	375,850
The Bank of East Asia Ltd	62,163	153,101
The Wharf Holdings Ltd	65,000	141,775
Vitasoy International Holdings Ltd	38,000	154,031
WH Group Ltd ~	592,500	530,618
Wharf Real Estate Investment Co Ltd	29,000	158,384
Wheelock & Co Ltd	37,000	210,795
Xinyi Glass Holdings Ltd	184,000	202,677
Yue Yuen Industrial Holdings Ltd	84,000	229,495

		13,862,876

	Shares	Value
Ireland - 0.6%

AIB Group PLC	38,774	$115,022
Bank of Ireland Group PLC	34,225	135,613
CRH PLC	1,776	60,960
CRH PLC ADR	33,760	1,159,993
Flutter Entertainment PLC *	3,168	296,126
Glanbia PLC	1,767	21,956
Kerry Group PLC ‘A’	3,531	412,956
Kingspan Group PLC	9,042	441,519
Smurfit Kappa Group PLC	13,640	405,597

		3,049,742

Israel - 0.5%

Airport City Ltd *	1,838	35,814
Alony Hetz Properties & Investments Ltd	2,009	29,479
Amot Investments Ltd	3,378	25,056
Azrieli Group Ltd	1,181	93,066
Bank Hapoalim BM *	33,114	260,916
Bank Leumi Le-Israel BM	68,380	486,854
Bezeq The Israeli Telecommunication Corp Ltd	72,852	48,314
Delek Group Ltd	282	32,771
Elbit Systems Ltd	906	150,415
First International Bank Of Israel Ltd	3,303	87,924
Israel Chemicals Ltd	27,171	135,934
Israel Discount Bank Ltd ‘A’	71,439	313,988
Melisron Ltd	708	45,906
Mizrahi Tefahot Bank Ltd	5,775	143,500
Nice Ltd ADR *	1,765	253,807
Oil Refineries Ltd *	22,562	11,924
Shufersal Ltd	5,329	38,950
Strauss Group Ltd	2,446	76,963
Teva Pharmaceutical Industries Ltd *	920	6,363
Teva Pharmaceutical Industries Ltd ADR *	28,036	192,888

		2,470,832

Italy - 1.9%

A2A SPA	92,106	169,030
Assicurazioni Generali SPA	34,050	659,878
Atlantia SPA	11,542	278,945
Davide Campari-Milano SPA	18,768	169,530
DiaSorin SPA	1,207	140,372
Enel SPA	225,239	1,682,377
Eni SPA	86,205	1,317,624
Eni SPA ADR	5,807	177,055
Ferrari NV	4,043	623,888
FinecoBank Banca Fineco SPA	25,902	274,045
Hera SPA	13,971	57,333
Intesa Sanpaolo SPA	325,358	770,714
Leonardo SPA	19,747	232,126
Mediobanca Banca di Credito Finanziario SPA	35,922	392,117
Moncler SPA	8,283	295,234
Pirelli & C SPA ~	17,590	104,166
Poste Italiane SPA ~	20,018	227,546
PRADA SPA	34,000	98,974
Recordati SPA	4,337	186,009
Snam SPA	67,038	338,624
Telecom Italia SPA *	532,769	304,204
Telecom Italia SPA ADR *	2,600	14,638
Terna Rete Elettrica Nazionale SPA	43,405	278,777
UniCredit SPA	74,366	876,552
UnipolSai Assicurazioni SPA	49,670	132,078

		9,801,836

Japan - 23.2%

ABC-Mart Inc	900	57,211
Acom Co Ltd	14,000	55,170
Advantest Corp	7,800	347,708
Aeon Co Ltd	22,400	411,550

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Aeon Delight Co Ltd	400	$12,574
AEON Financial Service Co Ltd	10,100	152,710
Aeon Mall Co Ltd	2,370	37,497
AGC Inc	12,700	395,762
Aica Kogyo Co Ltd	2,000	59,230
Ain Holdings Inc	1,300	75,796
Air Water Inc	13,600	244,547
Aisin Seiki Co Ltd	11,000	347,780
Ajinomoto Co Inc	9,700	183,597
Alfresa Holdings Corp	5,100	114,272
Alps Alpine Co Ltd	15,700	294,808
Amada Holdings Co Ltd	19,500	211,312
Amano Corp	2,500	76,455
ANA Holdings Inc	3,300	111,175
Anritsu Corp	5,900	116,732
Aozora Bank Ltd	6,000	150,362
Ariake Japan Co Ltd	700	54,756
AS One Corp	600	49,803
Asahi Group Holdings Ltd	11,300	561,193
Asahi Intecc Co Ltd	6,800	179,408
Asahi Kasei Corp	43,300	429,538
Asics Corp	6,400	109,762
Astellas Pharma Inc	49,300	705,195
Azbil Corp	4,300	115,480
Bandai Namco Holdings Inc	7,400	461,446
Benefit One Inc	3,600	68,339
Benesse Holdings Inc	4,200	109,410
Bic Camera Inc	4,900	51,744
Bridgestone Corp	20,300	789,993
Brother Industries Ltd	17,300	315,236
Calbee Inc	3,700	115,414
Canon Inc	20,800	556,237
Canon Inc ADR	2,882	76,949
Canon Marketing Japan Inc	2,600	55,435
Capcom Co Ltd	3,200	85,170
Casio Computer Co Ltd	9,400	146,286
Central Japan Railway Co	3,800	783,596
Chubu Electric Power Co Inc	13,600	197,277
Chugai Pharmaceutical Co Ltd	4,400	343,847
Citizen Watch Co Ltd	16,500	80,948
Coca-Cola Bottlers Japan Holdings Inc	6,375	143,349
COMSYS Holdings Corp	4,000	113,719
Concordia Financial Group Ltd	55,000	211,957
Cosmos Pharmaceutical Corp	400	78,372
Credit Saison Co Ltd	10,300	138,891
CyberAgent Inc	4,200	161,898
Dai Nippon Printing Co Ltd	10,800	280,162
Dai-ichi Life Holdings Inc	24,800	377,032
Daicel Corp	15,400	131,016
Daido Steel Co Ltd	2,500	98,749
Daifuku Co Ltd	3,400	176,889
Daiichi Sankyo Co Ltd	9,400	593,980
Daiichikosho Co Ltd	2,600	120,365
Daikin Industries Ltd	7,300	962,791
Daio Paper Corp	5,500	70,238
Daito Trust Construction Co Ltd	2,600	333,004
Daiwa House Industry Co Ltd	23,200	754,109
Daiwa Securities Group Inc	66,700	298,499
DeNA Co Ltd	7,500	132,592
Denka Co Ltd	7,700	213,326
Denso Corp	11,800	521,411
Dentsu Inc	7,700	272,272
DIC Corp	7,600	212,316
Disco Corp	800	152,933
DMG Mori Co Ltd	4,300	61,458
Dowa Holdings Co Ltd	3,200	109,883
East Japan Railway Co	8,700	831,915
Ebara Corp	5,600	150,472
Eisai Co Ltd	4,400	224,783
Electric Power Development Co Ltd	4,800	109,731
en-japan Inc	1,200	46,355

	Shares	Value
Ezaki Glico Co Ltd	1,700	$70,738
FamilyMart Co Ltd	4,868	118,941
Fancl Corp	3,600	96,147
FANUC Corp	3,500	661,582
Fast Retailing Co Ltd	1,700	1,014,134
FP Corp	1,100	68,802
Fuji Electric Co Ltd	7,400	228,168
Fuji Kyuko Co Ltd	500	20,782
Fuji Oil Holdings Inc	3,400	98,894
Fuji Seal International Inc	2,100	53,245
FUJIFILM Holdings Corp	8,300	365,618
Fujitsu Ltd	6,200	498,295
Fukuoka Financial Group Inc	7,700	146,133
Fukuyama Transporting Co Ltd	1,500	52,946
Furukawa Electric Co Ltd	6,700	162,830
Glory Ltd	3,200	89,941
GMO internet Inc	2,600	45,051
GMO Payment Gateway Inc	1,400	93,973
Goldwin Inc	800	68,758
GungHo Online Entertainment Inc	1,570	35,713
Hakuhodo DY Holdings Inc	10,000	145,306
Hamamatsu Photonics KK	3,000	111,925
Hankyu Hanshin Holdings Inc	8,800	340,300
Harmonic Drive Systems Inc	2,800	122,660
Haseko Corp	24,000	280,685
Heiwa Corp	2,800	57,754
Hikari Tsushin Inc	700	151,860
Hino Motors Ltd	20,000	165,741
Hirose Electric Co Ltd	756	93,136
HIS Co Ltd	2,500	62,206
Hisamitsu Pharmaceutical Co Inc	1,300	57,227
Hitachi Capital Corp	5,600	114,292
Hitachi Chemical Co Ltd	4,300	141,053
Hitachi Construction Machinery Co Ltd	7,800	189,463
Hitachi High-Technologies Corp	2,000	116,260
Hitachi Ltd	27,200	1,018,645
Hitachi Ltd ADR	1,124	83,997
Hitachi Metals Ltd	13,300	144,438
Hitachi Transport System Ltd	3,200	93,715
Honda Motor Co Ltd	44,399	1,162,563
Honda Motor Co Ltd ADR	6,220	162,218
Horiba Ltd	2,300	133,819
Hoshizaki Corp	1,100	86,709
House Foods Group Inc	2,500	93,865
Hoya Corp	12,150	995,120
Hulic Co Ltd	10,300	105,746
Ibiden Co Ltd	5,900	119,095
Idemitsu Kosan Co Ltd	13,680	388,134
IHI Corp	15,200	332,968
Iida Group Holdings Co Ltd	8,000	130,619
Infomart Corp	2,800	43,832
Inpex Corp	29,100	268,179
Isetan Mitsukoshi Holdings Ltd	20,000	160,166
Isuzu Motors Ltd	35,800	396,571
Ito En Ltd	2,500	118,215
ITOCHU Corp	29,700	615,195
Itochu Techno-Solutions Corp	2,600	69,061
Itoham Yonekyu Holdings Inc	7,400	46,575
Iwatani Corp	2,900	98,214
Izumi Co Ltd	2,300	90,209
J Front Retailing Co Ltd	11,700	137,461
Japan Airlines Co Ltd	4,500	133,647
Japan Airport Terminal Co Ltd	1,600	69,649
Japan Exchange Group Inc	17,300	273,382
Japan Post Holdings Co Ltd	32,100	296,206
Japan Tobacco Inc	34,800	762,455
JFE Holdings Inc	21,800	264,049
JGC Holdings Corp	12,100	159,688
JSR Corp	9,600	154,567
JTEKT Corp	19,200	221,742
Justsystems Corp	1,800	68,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
JXTG Holdings Inc	122,750	$561,083
K’s Holdings Corp	8,800	95,841
Kagome Co Ltd	2,300	58,250
Kajima Corp	26,266	346,038
Kakaku.com Inc	4,800	118,577
Kaken Pharmaceutical Co Ltd	1,600	74,410
Kamigumi Co Ltd	6,300	143,111
Kandenko Co Ltd	4,800	43,061
Kaneka Corp	3,800	119,087
Kansai Paint Co Ltd	5,300	123,886
Kao Corp	15,800	1,171,995
Kawasaki Heavy Industries Ltd	12,000	267,560
KDDI Corp	59,500	1,552,518
Keihan Holdings Co Ltd	2,800	124,763
Keikyu Corp	7,600	147,914
Keio Corp	3,000	187,324
Keisei Electric Railway Co Ltd	4,100	169,261
Kewpie Corp	3,800	89,003
Keyence Corp	1,880	1,170,216
Kikkoman Corp	3,000	143,924
Kinden Corp	7,700	114,507
Kintetsu Group Holdings Co Ltd	5,600	292,310
Kirin Holdings Co Ltd	27,600	587,323
Kobayashi Pharmaceutical Co Ltd	1,400	106,919
Kobe Bussan Co Ltd	1,600	77,755
Kobe Steel Ltd	23,000	123,532
Koito Manufacturing Co Ltd	4,400	216,585
Kokuyo Co Ltd	3,300	46,268
Komatsu Ltd	36,200	834,764
Konami Holdings Corp	3,400	164,708
Konica Minolta Inc	32,800	229,486
Kose Corp	1,200	203,747
Kotobuki Spirits Co Ltd	200	13,158
Kubota Corp	24,100	366,529
Kuraray Co Ltd	21,600	266,863
Kurita Water Industries Ltd	6,300	169,607
Kusuri no Aoki Holdings Co Ltd	500	34,129
Kyocera Corp	7,200	448,924
Kyoritsu Maintenance Co Ltd	1,100	47,262
Kyowa Exeo Corp	4,200	102,360
Kyowa Kirin Co Ltd	6,400	124,636
Kyudenko Corp	3,400	113,981
Kyushu Electric Power Co Inc	13,900	131,361
Kyushu Financial Group Inc	16,500	67,518
Kyushu Railway Co	4,700	150,023
Lasertec Corp	2,000	126,389
Lawson Inc	2,500	128,014
LINE Corp *	1,300	46,651
Lion Corp	5,000	98,912
LIXIL Group Corp	12,700	224,373
M3 Inc	16,000	387,198
Mabuchi Motor Co Ltd	2,100	78,759
Maeda Corp	10,200	89,449
Maeda Road Construction Co Ltd	2,600	56,814
Makita Corp	6,300	199,921
Mani Inc	1,200	31,693
Marubeni Corp	34,600	230,746
Marui Group Co Ltd	7,500	158,905
Maruichi Steel Tube Ltd	3,200	84,990
Matsui Securities Co Ltd	3,100	26,104
Matsumotokiyoshi Holdings Co Ltd	3,700	135,778
Mazda Motor Corp	25,200	225,876
McDonald’s Holdings Co Japan Ltd	2,200	106,562
Mebuki Financial Group Inc	43,360	107,226
Medipal Holdings Corp	6,500	145,094
MEIJI Holdings Co Ltd	4,000	292,589
MINEBEA MITSUMI Inc	18,100	288,940
MISUMI Group Inc	6,800	161,081
Mitsubishi Chemical Holdings Corp	73,600	527,520
Mitsubishi Corp	29,600	728,838
Mitsubishi Electric Corp	53,600	715,032

	Shares	Value
Mitsubishi Estate Co Ltd	24,000	$464,076
Mitsubishi Gas Chemical Co Inc	7,900	106,254
Mitsubishi Heavy Industries Ltd	7,400	290,882
Mitsubishi Logistics Corp	3,500	89,243
Mitsubishi Materials Corp	6,200	168,073
Mitsubishi Motors Corp	43,000	187,600
Mitsubishi Tanabe Pharma Corp	8,200	90,367
Mitsubishi UFJ Financial Group Inc	250,900	1,277,798
Mitsubishi UFJ Financial Group Inc ADR	11,059	56,180
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	247,096
Mitsui & Co Ltd	30,800	505,934
Mitsui & Co Ltd ADR	300	98,574
Mitsui Chemicals Inc	12,100	272,604
Mitsui Fudosan Co Ltd	19,500	485,299
Mitsui OSK Lines Ltd	7,900	200,844
Miura Co Ltd	2,800	78,543
Mizuho Financial Group Inc	434,000	666,951
Mizuho Financial Group Inc ADR	59,032	181,228
Mochida Pharmaceutical Co Ltd	500	19,193
MonotaRO Co Ltd	5,400	142,442
Morinaga & Co Ltd	2,100	102,220
Morinaga Milk Industry Co Ltd	1,500	57,336
MS&AD Insurance Group Holdings Inc	11,300	367,297
Murata Manufacturing Co Ltd	15,000	727,013
Nabtesco Corp	6,100	190,949
Nagase & Co Ltd	5,100	71,635
Nagoya Railroad Co Ltd	5,000	149,802
Nakanishi Inc	2,400	37,931
Nankai Electric Railway Co Ltd	4,200	106,643
NEC Corp	7,100	300,234
NET One Systems Co Ltd	4,200	113,940
Nexon Co Ltd *	11,600	140,942
NGK Insulators Ltd	12,200	174,535
NGK Spark Plug Co Ltd	11,000	211,054
NH Foods Ltd	3,600	144,949
NHK Spring Co Ltd	17,200	131,947
Nichirei Corp	5,200	118,812
Nidec Corp	3,800	514,602
Nidec Corp ADR	2,071	70,000
Nifco Inc	6,800	163,409
Nihon Kohden Corp	2,500	73,678
Nihon M&A Center Inc	4,200	118,805
Nihon Unisys Ltd	2,300	74,343
Nikon Corp	15,300	191,944
Nintendo Co Ltd	2,000	744,993
Nippo Corp	3,000	55,732
Nippon Electric Glass Co Ltd	5,700	127,450
Nippon Express Co Ltd	5,000	256,084
Nippon Kayaku Co Ltd	6,000	71,945
Nippon Paint Holdings Co Ltd	3,300	172,598
Nippon Paper Industries Co Ltd	6,000	98,043
Nippon Shinyaku Co Ltd	1,100	92,974
Nippon Shokubai Co Ltd	1,600	91,348
Nippon Steel Corp	21,563	302,148
Nippon Suisan Kaisha Ltd	26,100	147,925
Nippon Telegraph & Telephone Corp	18,400	880,324
Nippon Yusen KK	9,100	152,869
Nipro Corp	14,300	161,046
Nishi-Nippon Railroad Co Ltd	2,000	44,009
Nissan Chemical Corp	4,000	167,483
Nissan Motor Co Ltd	84,900	530,061
Nisshin Seifun Group Inc	4,440	82,331
Nissin Foods Holdings Co Ltd	1,800	130,448
Nitori Holdings Co Ltd	2,400	352,199
Nitto Denko Corp	8,600	416,714
Noevir Holdings Co Ltd	800	41,931
NOF Corp	3,300	109,280
NOK Corp	6,700	99,900
Nomura Holdings Inc	63,400	269,503
Nomura Holdings Inc ADR	14,971	63,627
Nomura Real Estate Holdings Inc	7,900	171,253

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Nomura Research Institute Ltd	12,546	$250,694
NS Solutions Corp	900	29,540
NSK Ltd	23,200	196,621
NTT Data Corp	22,500	292,017
NTT DOCOMO Inc	43,400	1,108,203
Obayashi Corp	42,200	422,039
Obic Co Ltd	1,600	183,347
Odakyu Electric Railway Co Ltd	7,500	180,152
Oji Holdings Corp	55,000	258,224
OKUMA Corp	1,600	87,268
Olympus Corp	42,400	574,431
Omron Corp	4,800	264,504
Ono Pharmaceutical Co Ltd	8,200	149,338
Open House Co Ltd	4,000	95,722
Oracle Corp Japan	1,100	95,894
Orient Corp	20,800	28,038
Oriental Land Co Ltd	3,900	594,420
ORIX Corp	50,400	753,933
Osaka Gas Co Ltd	8,900	170,938
OSG Corp	3,700	77,020
Otsuka Corp	3,600	144,077
Otsuka Holdings Co Ltd	7,200	270,468
PALTAC Corp	800	39,306
Pan Pacific International Holdings Corp	11,600	194,212
Panasonic Corp	75,700	616,931
Panasonic Corp ADR	13,000	105,950
Park24 Co Ltd	4,900	113,832
PeptiDream Inc *	1,800	86,039
Persol Holdings Co Ltd	6,700	127,346
Pigeon Corp	4,400	182,190
Pilot Corp	1,400	52,146
Pola Orbis Holdings Inc	3,100	69,885
Rakuten Inc	36,400	360,818
Recruit Holdings Co Ltd	35,100	1,072,428
Relo Group Inc	4,000	98,536
Renesas Electronics Corp *	39,600	259,507
Rengo Co Ltd	12,800	92,504
Resona Holdings Inc	87,000	374,373
Ricoh Co Ltd	31,500	284,990
Rinnai Corp	1,400	94,336
Rohm Co Ltd	3,800	292,988
Rohto Pharmaceutical Co Ltd	4,400	120,775
Ryohin Keikaku Co Ltd	10,000	187,466
Sankyo Co Ltd	1,700	58,499
Sankyu Inc	3,700	192,889
Santen Pharmaceutical Co Ltd	12,400	216,697
Sanwa Holdings Corp	11,800	132,592
Sapporo Holdings Ltd	5,100	127,546
Sawai Pharmaceutical Co Ltd	2,700	139,688
SBI Holdings Inc	9,320	200,525
SCREEN Holdings Co Ltd	2,000	119,122
SCSK Corp	2,100	98,826
Secom Co Ltd	4,500	411,776
Sega Sammy Holdings Inc	6,800	95,392
Seibu Holdings Inc	15,200	265,334
Seiko Epson Corp	19,400	275,566
Seino Holdings Co Ltd	7,600	95,411
Sekisui Chemical Co Ltd	20,600	320,579
Sekisui House Ltd	18,900	372,938
Seria Co Ltd	1,900	46,234
Seven & i Holdings Co Ltd	26,100	1,000,290
Seven Bank Ltd	42,700	117,306
Sharp Corp	5,700	63,653
Shikoku Electric Power Co Inc	8,700	82,222
Shimadzu Corp	4,200	106,794
Shimamura Co Ltd	1,100	87,392
Shimano Inc	1,600	241,766
Shimizu Corp	30,000	272,517
Shin-Etsu Chemical Co Ltd	9,300	1,000,776
Shinsei Bank Ltd	8,500	124,289
Shionogi & Co Ltd	7,100	395,846

	Shares	Value
Ship Healthcare Holdings Inc	2,200	$93,795
Shiseido Co Ltd	12,100	971,136
SHO-BOND Holdings Co Ltd	1,000	35,206
Showa Denko KK	11,300	298,192
Skylark Holdings Co Ltd	7,700	140,190
SMC Corp	1,100	472,811
SMS Co Ltd	2,700	66,270
SoftBank Group Corp	64,000	2,525,466
Sohgo Security Services Co Ltd	2,700	142,006
Sojitz Corp	63,300	196,918
Sompo Holdings Inc	8,650	363,273
Sony Corp	28,100	1,660,939
Sony Corp ADR	12,142	717,956
Sony Financial Holdings Inc	3,300	71,854
Sotetsu Holdings Inc	4,300	112,685
Square Enix Holdings Co Ltd	2,400	116,673
Stanley Electric Co Ltd	8,500	226,401
Subaru Corp	17,300	489,245
Sugi Holdings Co Ltd	1,100	59,697
SUMCO Corp	20,600	280,628
Sumitomo Bakelite Co Ltd	2,600	102,446
Sumitomo Chemical Co Ltd	98,800	446,059
Sumitomo Corp	25,500	399,214
Sumitomo Dainippon Pharma Co Ltd	6,300	104,236
Sumitomo Electric Industries Ltd	34,600	441,545
Sumitomo Forestry Co Ltd	9,500	126,848
Sumitomo Heavy Industries Ltd	9,500	283,082
Sumitomo Metal Mining Co Ltd	10,500	327,928
Sumitomo Mitsui Financial Group Inc	28,800	989,629
Sumitomo Mitsui Trust Holdings Inc	8,000	289,695
Sumitomo Osaka Cement Co Ltd	2,000	86,032
Sumitomo Realty & Development Co Ltd	7,600	290,138
Sumitomo Rubber Industries Ltd	20,700	246,495
Sundrug Co Ltd	4,300	135,679
Suntory Beverage & Food Ltd	3,500	149,841
Sushiro Global Holdings Ltd	900	60,588
Suzuken Co Ltd	1,600	86,127
Suzuki Motor Corp	13,900	592,130
Sysmex Corp	5,100	342,629
T&D Holdings Inc	28,500	304,543
Taiheiyo Cement Corp	10,000	268,714
Taisei Corp	11,700	455,329
Taisho Pharmaceutical Holdings Co Ltd	1,200	87,744
Taiyo Nippon Sanso Corp	8,200	166,666
Taiyo Yuden Co Ltd	11,900	291,845
Takara Holdings Inc	5,900	58,610
Takashimaya Co Ltd	7,500	87,731
Takeda Pharmaceutical Co Ltd	28,227	968,628
Takeda Pharmaceutical Co Ltd ADR	10,348	177,986
TDK Corp	6,400	578,541
TechnoPro Holdings Inc	2,000	119,346
Teijin Ltd	19,100	368,669
Terumo Corp	18,800	608,335
The Bank of Kyoto Ltd	3,300	129,818
The Chiba Bank Ltd	31,000	160,335
The Chugoku Bank Ltd	7,900	74,610
The Chugoku Electric Power Co Inc	6,300	81,074
The Hachijuni Bank Ltd	19,000	77,840
The Iyo Bank Ltd	14,100	74,071
The Kansai Electric Power Co Inc	19,000	212,806
The Shizuoka Bank Ltd	25,000	187,347
The Yokohama Rubber Co Ltd	13,100	263,268
THK Co Ltd	8,500	225,192
TIS Inc	3,300	190,668
Tobu Railway Co Ltd	6,100	198,169
Toda Corp	10,000	57,837
Toei Co Ltd	400	56,824
Toho Co Ltd	3,400	149,242
Toho Gas Co Ltd	2,600	99,715
Toho Holdings Co Ltd	1,900	44,145
Tohoku Electric Power Co Inc	15,100	147,592

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Tokai Carbon Co Ltd	14,900	$151,013
Tokio Marine Holdings Inc	14,400	772,519
Tokyo Broadcasting System Holdings Inc	2,400	39,106
Tokyo Century Corp	3,300	153,468
Tokyo Electric Power Co Holdings Inc *	42,500	208,444
Tokyo Electron Ltd	5,000	960,619
Tokyo Gas Co Ltd	8,600	217,519
Tokyo Tatemono Co Ltd	13,400	189,137
Tokyu Corp	11,200	210,687
Tokyu Fudosan Holdings Corp	43,900	280,967
Toppan Printing Co Ltd	11,500	204,236
Toray Industries Inc	41,700	310,558
Toshiba Corp	1,800	55,059
Toshiba Plant Systems & Services Corp	2,500	41,796
Tosoh Corp	18,600	247,786
TOTO Ltd	4,000	150,641
Toyo Seikan Group Holdings Ltd	6,800	106,112
Toyo Suisan Kaisha Ltd	2,000	80,313
Toyo Tire Corp	11,100	141,032
Toyoda Gosei Co Ltd	7,400	148,972
Toyota Boshoku Corp	7,000	98,451
Toyota Industries Corp	3,300	190,539
Toyota Motor Corp	75,832	5,092,894
Toyota Motor Corp ADR	3,076	413,691
Toyota Tsusho Corp	9,300	301,856
Trend Micro Inc	4,600	219,827
TS Tech Co Ltd	3,200	97,876
Tsumura & Co	3,400	91,356
Tsuruha Holdings Inc	1,300	141,965
TV Asahi Holdings Corp	2,100	33,151
Ube Industries Ltd	10,500	213,310
Ulvac Inc	1,300	52,646
Unicharm Corp	12,900	410,014
Universal Entertainment Corp	1,200	38,935
USS Co Ltd	8,500	165,533
Wacoal Holdings Corp	1,300	33,564
Welcia Holdings Co Ltd	1,600	80,862
West Japan Railway Co	4,400	372,289
Yahoo Japan Corp	80,900	227,926
Yakult Honsha Co Ltd	2,300	129,117
Yamada Denki Co Ltd	32,600	157,959
Yamaguchi Financial Group Inc	10,000	69,064
Yamaha Corp	3,400	153,289
Yamaha Motor Co Ltd	22,400	408,354
Yamato Holdings Co Ltd	12,300	185,830
Yamato Kogyo Co Ltd	1,600	39,888
Yamazaki Baking Co Ltd	5,600	100,166
Yaoko Co Ltd	700	31,363
Yaskawa Electric Corp	8,400	311,784
Yokogawa Electric Corp	6,100	112,092
Zenkoku Hosho Co Ltd	3,400	132,864
Zensho Holdings Co Ltd	6,200	133,931
Zeon Corp	12,900	158,159
ZOZO Inc	7,400	171,414

		121,058,601

Jordan - 0.0%

Hikma Pharmaceuticals PLC	8,388	226,759

Luxembourg - 0.3%

ArcelorMittal	25,458	358,152
ArcelorMittal ‘NY’	5,534	78,804
Eurofins Scientific SE	717	333,432
RTL Group SA	2,604	125,204
SES SA	28,446	518,498
Tenaris SA	6,777	71,880
Tenaris SA ADR	2,149	45,516

		1,531,486

	Shares	Value
Macau - 0.2%

Galaxy Entertainment Group Ltd	72,000	$446,380
MGM China Holdings Ltd	39,600	61,658
Sands China Ltd	77,600	350,649
SJM Holdings Ltd	155,000	147,207
Wynn Macau Ltd	49,600	96,654

		1,102,548

Mexico - 0.0%

Fresnillo PLC	9,041	76,060

Mongolia - 0.0%

Turquoise Hill Resources Ltd *	30,897	14,459

Netherlands - 3.6%

ABN AMRO Bank NV CVA ~	18,344	323,155
Aegon NV	35,542	147,610
Aegon NV ‘NY’	53,225	219,819
Akzo Nobel NV	7,873	701,505
ASML Holding NV	3,104	769,834
ASML Holding NV ‘NY’	7,824	1,943,638
ASR Nederland NV	2,450	90,404
GrandVision NV ~	2,742	82,112
Heineken NV	8,966	968,437
ING Groep NV	74,515	778,438
ING Groep NV ADR	8,664	90,539
Koninklijke Ahold Delhaize NV	64,402	1,610,543
Koninklijke DSM NV	7,036	847,006
Koninklijke KPN NV	203,683	634,766
Koninklijke Philips NV	8,679	401,049
Koninklijke Philips NV ‘NY’	15,668	722,765
Koninklijke Vopak NV	2,384	122,535
NN Group NV	14,141	501,137
OCI NV *	3,665	86,441
Randstad NV	10,065	494,151
Royal Dutch Shell PLC ‘A’	23,293	683,136
Royal Dutch Shell PLC ‘A’ ADR	47,972	2,823,152
Royal Dutch Shell PLC ‘B’	16,666	492,571
Royal Dutch Shell PLC ‘B’ ADR	40,335	2,416,066
Wolters Kluwer NV	10,737	783,425

		18,734,234

New Zealand - 0.4%

a2 Milk Co Ltd *	25,011	207,808
Air New Zealand Ltd	54,989	96,456
Auckland International Airport Ltd	26,636	152,729
Contact Energy Ltd	21,314	113,994
EBOS Group Ltd	6,349	99,394
Fisher & Paykel Healthcare Corp Ltd	18,508	200,813
Fletcher Building Ltd	34,287	110,580
Genesis Energy Ltd	17,094	36,615
Mainfreight Ltd	3,612	90,278
Mercury NZ Ltd	13,101	41,110
Meridian Energy Ltd	31,288	101,901
Port of Tauranga Ltd	20,172	81,621
Ryman Healthcare Ltd	12,512	103,989
SKYCITY Entertainment Group Ltd	22,001	55,244
Spark New Zealand Ltd	103,655	286,303
Vector Ltd	20,849	47,018
Xero Ltd *	1,385	58,399
Z Energy Ltd	12,719	44,622

		1,928,874

Norway - 0.8%

Aker ASA ‘A’	1,077	57,235
Aker BP ASA	3,524	93,899
Austevoll Seafood ASA	9,474	89,969

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
DNB ASA	25,322	$446,376
Entra ASA ~	4,666	73,182
Equinor ASA	43,525	824,458
Gjensidige Forsikring ASA	5,515	109,376
Leroy Seafood Group ASA	15,000	91,249
Mowi ASA	14,039	324,262
Norsk Hydro ASA	74,389	261,937
Orkla ASA	21,051	191,549
Salmar ASA	2,511	110,239
Schibsted ASA ‘A’	1,590	47,054
Schibsted ASA ‘B’	2,209	61,949
SpareBank 1 SR-Bank ASA	8,749	95,261
Storebrand ASA	27,558	174,217
Telenor ASA	24,394	489,439
TGS NOPEC Geophysical Co ASA	6,760	171,103
Tomra Systems ASA	4,331	115,733
Yara International ASA	4,387	189,145

		4,017,632

Portugal - 0.2%

EDP - Energias de Portugal SA	61,475	238,574
Galp Energia SGPS SA	22,318	335,644
Jeronimo Martins SGPS SA	11,557	194,892

		769,110

Russia - 0.0%

Evraz PLC	11,523	66,321

Singapore - 1.1%

BOC Aviation Ltd ~	21,100	194,733
CapitaLand Ltd	114,100	291,659
City Developments Ltd	25,300	179,974
ComfortDelGro Corp Ltd	84,531	146,869
DBS Group Holdings Ltd	48,004	868,446
Genting Singapore Ltd	227,300	144,723
Golden Agri-Resources Ltd	141,900	23,096
Great Eastern Holdings Ltd	2,000	32,866
Jardine Cycle & Carriage Ltd	4,522	98,212
Keppel Corp Ltd	70,000	300,614
Olam International Ltd	32,100	41,794
Oversea-Chinese Banking Corp Ltd	82,921	651,875
SATS Ltd	40,200	140,962
Sembcorp Industries Ltd	51,500	77,543
Singapore Airlines Ltd	44,900	296,981
Singapore Exchange Ltd	36,600	224,542
Singapore Technologies Engineering Ltd	68,100	189,299
Singapore Telecommunications Ltd	251,200	563,625
United Overseas Bank Ltd	33,381	620,386
UOL Group Ltd	28,700	155,854
Venture Corp Ltd	16,100	178,524
Wilmar International Ltd	49,000	132,250

		5,554,827

South Africa - 0.3%

Anglo American PLC	50,771	1,166,818
Investec PLC	36,544	187,997

		1,354,815

Spain - 2.5%

Acciona SA	1,541	163,089
ACS Actividades de Construccion y Servicios SA	10,459	417,900
Aena SME SA ~	2,674	489,484
Amadeus IT Group SA	13,931	998,178
Banco Bilbao Vizcaya Argentaria SA	157,109	817,828
Banco de Sabadell SA	248,090	240,528
Banco Santander SA	415,032	1,688,690
Bankia SA	59,763	112,764

	Shares	Value
Bankinter SA	31,765	$200,446
CaixaBank SA (SIBE)	117,872	309,177
Cellnex Telecom SA * ~	9,975	412,003
EDP Renovaveis SA	9,060	97,663
Enagas SA	13,066	302,040
Endesa SA	11,264	296,307
Ferrovial SA	7,683	221,987
Grifols SA	11,199	330,125
Iberdrola SA	198,538	2,063,558
Industria de Diseno Textil SA	28,094	869,441
Mapfre SA	71,504	192,579
Naturgy Energy Group SA	12,157	322,437
Red Electrica Corp SA	15,380	311,533
Repsol SA	49,147	766,496
Siemens Gamesa Renewable Energy SA	8,132	110,320
Telefonica SA	122,704	937,599
Telefonica SA ADR	25,625	194,750

		12,866,922

Sweden - 2.4%

AAK AB	7,698	149,197
Alfa Laval AB	11,556	227,932
Assa Abloy AB ‘B’	18,439	409,920
Atlas Copco AB ‘A’	20,922	644,254
Atlas Copco AB ‘B’	14,220	385,064
Atrium Ljungberg AB ‘B’	1,002	22,139
Axfood AB	5,116	108,620
BillerudKorsnas AB	12,208	132,001
Boliden AB *	19,989	459,078
Castellum AB	8,259	176,817
Dometic Group AB ~	13,438	105,325
Electrolux AB ‘B’	11,662	276,276
Elekta AB ‘B’	11,816	155,484
Epiroc AB	38,690	411,759
Essity AB ‘A’	303	8,943
Essity AB ‘B’	16,012	467,205
Fabege AB	8,974	147,832
Fastighets AB Balder ‘B’ *	2,974	112,589
Getinge AB ‘B’	14,235	198,977
Hennes & Mauritz AB ‘B’	24,853	481,759
Hexagon AB ‘B’	6,266	301,834
Hexpol AB	13,173	101,108
Holmen AB ‘B’	6,351	150,294
Hufvudstaden AB ‘A’	4,025	72,845
Husqvarna AB ‘B’	24,623	187,255
ICA Gruppen AB	2,145	99,064
Indutrade AB	4,911	137,622
Intrum AB	5,042	126,665
Lifco AB ‘B’	2,159	101,763
Loomis AB ‘B’	5,028	176,556
Lundin Petroleum AB	4,805	144,047
Nibe Industrier AB ‘B’	9,447	119,740
Pandox AB	3,627	72,259
Peab AB	9,603	85,263
Saab AB ‘B’	4,026	115,502
Sagax AB ‘B’	1,089	12,495
Sandvik AB	36,984	575,765
Securitas AB ‘B’	14,287	218,777
Skandinaviska Enskilda Banken AB ‘A’	38,309	352,010
Skanska AB ‘B’	16,779	339,693
SKF AB ‘B’	24,849	410,335
SSAB AB ‘A’	13,264	36,879
SSAB AB ‘B’	23,085	57,334
Svenska Cellulosa AB SCA ‘A’	303	2,822
Svenska Cellulosa AB SCA ‘B’	29,158	259,823
Svenska Handelsbanken AB ‘A’	38,037	355,839
Sweco AB ‘B’	4,173	118,486
Swedbank AB ‘A’	23,129	333,097
Swedish Match AB	5,904	244,178
Swedish Orphan Biovitrum AB *	3,903	59,711

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Tele2 AB ‘B’	13,395	$199,216
Telefonaktiebolaget LM Ericsson ‘A’	2,470	19,762
Telefonaktiebolaget LM Ericsson ‘B’	50,686	404,795
Telefonaktiebolaget LM Ericsson ADR	4,153	33,141
Telia Co AB	78,916	353,031
Trelleborg AB ‘B’	14,599	204,685
Volvo AB ‘A’	10,757	150,911
Volvo AB ‘B’	59,980	841,706
Wallenstam AB ‘B’	4,592	52,051

		12,709,530

Switzerland - 8.3%

ABB Ltd	51,660	1,015,939
ABB Ltd ADR	1,652	32,495
Adecco Group AG	11,100	614,250
Alcon Inc *	15,565	907,671
Baloise Holding AG	2,613	468,183
Banque Cantonale Vaudoise	158	120,904
Barry Callebaut AG	146	301,129
Chocoladefabriken Lindt & Spruengli AG	4	331,046
Cie Financiere Richemont SA	11,466	840,293
Clariant AG	12,460	242,691
Coca-Cola HBC AG	8,243	269,220
Credit Suisse Group AG	95,501	1,168,274
EMS-Chemie Holding AG	333	207,491
Flughafen Zurich AG	1,597	295,605
Geberit AG	1,053	503,213
Givaudan SA	282	787,068
Glencore PLC	354,584	1,068,556
Helvetia Holding AG	1,515	209,095
IWG PLC	40,842	205,203
Julius Baer Group Ltd	11,543	511,250
Kuehne + Nagel International AG	1,969	289,743
LafargeHolcim Ltd (XVTX)	13,947	686,802
Logitech International SA	8,898	362,256
Lonza Group AG	3,302	1,117,432
Nestle SA	86,188	9,347,473
Novartis AG	55,762	4,839,414
Novartis AG ADR	3,503	304,411
Partners Group Holding AG	612	469,989
Roche Holding AG	22,441	6,532,189
Schindler Holding AG	1,200	267,713
SGS SA	184	456,122
Sika AG	4,771	698,053
Sonova Holding AG	1,602	372,754
STMicroelectronics NV	39,129	757,216
STMicroelectronics NV ‘NY’	5,400	104,436
Straumann Holding AG	326	266,651
Swiss Life Holding AG	1,496	715,238
Swiss Prime Site AG	3,554	347,810
Swiss Re AG	6,998	730,198
Swisscom AG	2,140	1,055,817
Temenos AG	3,132	524,453
The Swatch Group AG	1,347	357,630
The Swatch Group AG - Registered	2,209	111,012
UBS Group AG	50,296	568,848
UBS Group AG (XVTX)	37,929	430,663
Vifor Pharma AG	2,184	349,067
Zurich Insurance Group AG	3,536	1,354,316

		43,517,282

United Arab Emirates - 0.0%

NMC Health PLC	4,009	133,616

United Kingdom - 12.4%

3i Group PLC	37,659	538,989
Admiral Group PLC	8,715	226,629
Ashtead Group PLC	20,765	577,464
Associated British Foods PLC	11,664	330,194

	Shares	Value
AstraZeneca PLC ADR	82,313	$3,668,690
Auto Trader Group PLC ~	52,445	328,707
AVEVA Group PLC	1,553	70,568
Aviva PLC	162,941	799,907
B&M European Value Retail SA	33,112	154,391
BAE Systems PLC	108,308	758,512
Barclays PLC	41,798	77,013
Barclays PLC ADR	84,771	622,219
Barratt Developments PLC	44,315	352,776
Bellway PLC	6,832	280,864
Berkeley Group Holdings PLC	9,815	503,946
BP PLC	45,205	286,182
BP PLC ADR	119,236	4,529,776
British American Tobacco PLC	25,244	932,267
British American Tobacco PLC ADR	26,208	967,075
BT Group PLC	384,749	843,913
Bunzl PLC	11,064	289,206
Burberry Group PLC	15,458	412,908
Centrica PLC	224,811	203,856
Cineworld Group PLC	15,859	44,399
CNH Industrial NV	33,655	342,713
Coca-Cola European Partners PLC	10,496	584,864
Compass Group PLC	51,403	1,322,738
Croda International PLC	5,247	313,434
DCC PLC	2,261	197,191
Diageo PLC ADR	18,726	3,062,076
Direct Line Insurance Group PLC	109,423	403,717
DS Smith PLC	78,486	347,536
easyJet PLC	8,194	115,648
Experian PLC	30,254	967,496
Fiat Chrysler Automobiles NV	77,608	1,005,590
G4S PLC	17,490	40,733
GlaxoSmithKline PLC	1,836	39,354
GlaxoSmithKline PLC ADR	73,234	3,125,627
GVC Holdings PLC	21,983	200,801
Halma PLC	22,408	542,395
Hargreaves Lansdown PLC	11,352	289,840
Hiscox Ltd	9,418	192,190
HomeServe PLC	13,229	192,911
HSBC Holdings PLC	24,082	184,522
HSBC Holdings PLC ADR	86,379	3,305,724
Imperial Brands PLC	29,019	651,656
Informa PLC	36,524	382,513
InterContinental Hotels Group PLC	2,022	126,184
InterContinental Hotels Group PLC ADR	3,518	219,136
Intermediate Capital Group PLC	8,731	156,124
International Consolidated Airlines Group SA	40,150	234,333
Intertek Group PLC	5,159	347,264
ITV PLC	219,113	339,387
J Sainsbury PLC	83,112	224,269
JD Sports Fashion PLC	20,733	191,362
John Wood Group PLC	15,804	73,680
Johnson Matthey PLC	5,651	212,256
Just Eat PLC *	18,602	152,806
Kingfisher PLC	111,306	282,871
Legal & General Group PLC	234,063	714,435
Lloyds Banking Group PLC	1,645,224	1,090,650
Lloyds Banking Group PLC ADR	38,732	102,252
London Stock Exchange Group PLC	11,271	1,012,132
Marks & Spencer Group PLC	116,331	263,486
Meggitt PLC	37,574	293,115
Melrose Industries PLC	206,697	512,088
Merlin Entertainments PLC ~	38,031	211,612
Micro Focus International PLC	18,197	255,986
Mondi PLC	13,559	259,620
National Grid PLC	26,534	287,291
National Grid PLC ADR	10,112	547,363
Next PLC	4,473	340,017
Ocado Group PLC *	7,669	124,741
Pearson PLC	14,672	133,048
Pearson PLC ADR	15,054	136,088

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Persimmon PLC	18,488	$493,078
Phoenix Group Holdings PLC	29,822	253,478
Prudential PLC	10,345	187,464
Prudential PLC ADR	19,750	718,703
Reckitt Benckiser Group PLC	14,538	1,135,118
RELX PLC	37,392	888,933
RELX PLC ADR	21,073	499,852
Rentokil Initial PLC	80,214	461,185
Rightmove PLC	48,028	324,968
Rolls-Royce Holdings PLC *	52,679	511,873
Royal Bank of Scotland Group PLC	16,107	41,055
Royal Bank of Scotland Group PLC ADR	42,754	218,045
RSA Insurance Group PLC	44,280	290,526
Schroders PLC	2,688	101,603
Schroders PLC - Non-Voting	1,879	55,958
Severn Trent PLC	10,552	280,865
Smith & Nephew PLC	24,457	588,971
Smith & Nephew PLC ADR	2,966	142,754
Smiths Group PLC	15,295	295,130
Spirax-Sarco Engineering PLC	3,572	344,140
SSE PLC	36,274	554,914
St James’s Place PLC	20,974	252,268
Standard Chartered PLC	107,432	901,775
Standard Life Aberdeen PLC	104,289	366,275
Subsea 7 SA	14,359	147,689
Taylor Wimpey PLC	207,038	410,956
Tesco PLC	409,709	1,211,292
The Sage Group PLC	36,903	313,607
The Weir Group PLC	11,517	201,751
Travis Perkins PLC	3,909	62,005
Unilever	12,940	777,013
Unilever NV ‘NY’	35,689	2,142,411
Unilever PLC	2,665	160,172
Unilever PLC ADR	31,825	1,912,682
United Utilities Group PLC	29,622	300,678
Vodafone Group PLC	569,168	1,133,956
Vodafone Group PLC ADR	4,856	96,683
Whitbread PLC	5,174	273,079
Wm Morrison Supermarkets PLC	115,377	284,084
WPP PLC	53,083	664,671
WPP PLC ADR	2,647	165,676

		64,622,652

United States - 0.4%

Bausch Health Cos Inc *	14,359	313,655
Burford Capital Ltd	2,698	27,239
Carnival PLC	1,157	47,877
Carnival PLC ADR	3,092	130,080
Ferguson PLC	8,703	635,151
James Hardie Industries PLC	18,478	310,389
QIAGEN NV *	7,680	251,510
Waste Connections Inc	5,841	537,266

		2,253,167

Zambia - 0.0%

First Quantum Minerals Ltd	28,740	241,443

Total Common Stocks (Cost $488,586,020)		514,260,921

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.350% due 10/01/19 (Dated 09/30/19, repurchase price of $499,771; collateralized by U.S. Treasury Notes: 2.625% due 12/31/23 and value $514,442)	$499,766	$499,766

Total Short-Term Investment (Cost $499,766)		499,766

TOTAL INVESTMENTS - 99.1% (Cost $492,375,690)		517,583,697

OTHER ASSETS & LIABILITIES, NET - 0.9%		4,759,976

NET ASSETS - 100.0%		$522,343,673

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	22.8%
Financial	19.7%
Industrial	14.0%
Consumer, Cyclical	13.9%
Basic Materials	8.1%
Energy	6.7%
Communications	6.2%
Technology	3.9%
Utilities	3.5%
Others (each less than 3.0%)	0.3%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,823,010	$-	$2,823,010	$-
	Common Stocks
	Australia	36,245,681	3,842,683	32,402,998	-
	Austria	1,067,000	-	1,067,000	-
	Belgium	5,678,395	153,192	5,525,203	-
	Cambodia	190,818	-	190,818	-
	Canada	47,033,872	46,787,507	246,365	-
	Chile	463,441	199,806	263,635	-
	China	465,231	-	465,231	-
	Colombia	220,458	-	220,458	-
	Denmark	8,369,612	486,549	7,883,063	-
	Finland	6,567,955	414,345	6,153,610	-
	France	49,824,561	622,041	49,202,520	-
	Germany	36,168,273	2,548,453	33,619,820	-
	Hong Kong	13,862,876	179,154	13,683,722	-
	Ireland	3,049,742	2,332,550	717,192	-
	Israel	2,470,832	446,695	2,024,137	-
	Italy	9,801,836	191,693	9,610,143	-
	Japan	121,058,601	2,208,356	118,850,245	-
	Jordan	226,759	-	226,759	-
	Luxembourg	1,531,486	124,320	1,407,166	-
	Macau	1,102,548	-	1,102,548	-
	Mexico	76,060	-	76,060	-
	Mongolia	14,459	14,459	-	-
	Netherlands	18,734,234	8,215,979	10,518,255	-
	New Zealand	1,928,874	-	1,928,874	-
	Norway	4,017,632	-	4,017,632	-
	Portugal	769,110	-	769,110	-
	Russia	66,321	-	66,321	-
	Singapore	5,554,827	-	5,554,827	-
	South Africa	1,354,815	-	1,354,815	-
	Spain	12,866,922	292,413	12,574,509	-
	Sweden	12,709,530	55,280	12,654,250	-
	Switzerland	43,517,282	1,945,697	41,571,585	-
	United Arab Emirates	133,616	-	133,616	-
	United Kingdom	64,622,652	26,481,243	38,141,409	-
	United States	2,253,167	981,001	1,272,166	-
	Zambia	241,443	241,443	-	-

	Total Common Stocks	514,260,921	98,764,859	415,496,062	-

	Short-Term Investment	499,766	-	499,766	-

	Total	$517,583,697	$98,764,859	$418,818,838	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315 and 316

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2019 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2019.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2019.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BMO	BMO Capital Markets
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispanico
CBA	Commonwealth Bank of Australia
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukranian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2019 (Unaudited)

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
Auction	Auction Rate
LIBOR	London Interbank Offered Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
US Prime	United State Prime Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2019 is as follows:

				Net	Change in	As of September 30, 2019
	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$ 433,178	$ 116,144	$ 8,896	$ 1,204	$ 29,604	$ 571,234	45,397
Inflation Managed ‘P’	242,836	63,293	8,234	412	18,960	317,267	25,129
Emerging Markets Debt ‘P’	731,585	524,503	36,656	3,972	39,787	1,263,191	100,437
Emerging Markets ‘P’	195,691	298,312	153,468	(3,474)	41,528	378,589	19,973
International Small-Cap ‘P’	336,853	109,086	33,349	4,516	26,204	443,310	33,060
Real Estate ‘P’	281,736	298,881	64,227	6,855	125,967	649,212	21,216
Currency Strategies ‘P’	989,915	1,767,548	22,612	547	(20,681)	2,714,717	232,915
Equity Long/Short ‘P’	537,787	76,750	614,163	(43,388)	43,014	-	-
Global Absolute Return ‘P’ (1)	1,122,480	9,160	1,129,698	(67,787)	65,845	-	-
Total	$ 4,872,061	$ 3,263,677	$ 2,071,303	($97,143)	$ 370,228	$ 6,337,520

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$ 53,118,072	$ 1,703,301	$ 4,452,991	$ 297,478	$ 1,840,574	$ 52,506,434	4,779,067
PD Aggregate Bond Index ‘P’	220,116,733	4,766,136	41,610,060	4,497,363	11,839,603	199,609,775	15,046,297
PD High Yield Bond Market ‘P’	46,359,322	30,453,514	3,431,881	939,250	5,715,969	80,036,174	4,829,697
PD Large-Cap Growth Index ‘P’	58,523,733	6,117,646	9,415,225	5,718,168	7,804,242	68,748,564	1,627,450
PD Large-Cap Value Index ‘P’	61,319,289	6,389,638	6,136,504	3,348,763	7,671,347	72,592,533	2,316,233
PD Small-Cap Growth Index ‘P’	2,355,563	3,171,128	419,682	147,200	169,780	5,423,989	176,836
PD Small-Cap Value Index ‘P’	9,445,970	750,711	5,843,131	1,571,114	(316,474)	5,608,190	223,950
PD Emerging Markets ‘P’	15,666,261	4,673,503	1,677,392	318,372	406,749	19,387,493	1,156,286
PD International Large-Cap ‘P’	49,738,319	2,917,810	8,908,595	1,874,351	4,438,194	50,060,079	2,692,817
Total	$ 516,643,262	$60,943,387	$81,895,461	$18,712,059	$39,569,984	$ 553,973,231

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$ 142,999,112	$ 14,802,332	$ 6,078,521	$ 419,043	$ 5,810,901	$ 157,952,867	14,376,662
PD Aggregate Bond Index ‘P’	699,057,849	2,737,677	165,627,655	17,735,015	31,463,393	585,366,279	44,124,066
PD High Yield Bond Market ‘P’	114,987,880	108,801,599	11,109,663	3,235,476	14,810,212	230,725,504	13,922,883
PD Large-Cap Growth Index ‘P’	376,968,172	32,883,640	39,469,937	25,851,815	62,340,929	458,574,619	10,855,607
PD Large-Cap Value Index ‘P’	390,181,853	35,237,499	21,624,950	11,995,743	58,226,369	474,016,514	15,124,597
PD Small-Cap Growth Index ‘P’	20,144,922	13,027,732	761,461	230,413	2,594,624	35,236,230	1,148,792
PD Small-Cap Value Index ‘P’	50,753,880	1,980,198	23,147,477	5,956,749	579,199	36,122,549	1,442,470
PD Emerging Markets ‘P’	123,402,485	4,348,500	15,490,974	2,019,949	3,878,510	118,158,470	7,047,068
PD International Large-Cap ‘P’	333,005,768	5,628,821	53,598,185	16,631,653	25,140,746	326,808,803	17,579,605
Total	$2,251,501,921	$219,447,998	$336,908,823	$84,075,856	$204,844,883	$2,422,961,835

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$ 15,073,933	$ 9,503,436	$ 1,847,123	$ 129,433	$ 719,784	$ 23,579,463	2,146,172
PD Aggregate Bond Index ‘P’	114,059,150	5,891,983	33,639,087	4,237,853	3,765,393	94,315,292	7,109,351
PD High Yield Bond Market ‘P’	21,985,155	16,780,101	2,685,773	644,937	2,576,529	39,300,949	2,371,574
PD Large-Cap Growth Index ‘P’	161,047,670	20,374,202	19,257,321	12,520,076	25,422,964	200,107,591	4,737,046
PD Large-Cap Value Index ‘P’	169,268,013	16,556,738	11,266,098	6,222,301	24,208,420	204,989,374	6,540,662
PD Small-Cap Growth Index ‘P’	13,397,481	1,064,496	995,744	294,124	1,776,557	15,536,914	506,543
PD Small-Cap Value Index ‘P’	20,220,883	1,179,808	8,338,675	2,230,334	403,588	15,695,938	626,781
PD Emerging Markets ‘P’	55,767,678	3,735,549	15,323,296	2,482,541	373,808	47,036,280	2,805,282
PD International Large-Cap ‘P’	146,461,978	3,498,888	22,781,010	6,364,006	11,933,766	145,477,628	7,825,491
Total	$ 717,281,941	$ 78,585,201	$116,134,127	$35,125,605	$ 71,180,809	$ 786,039,429

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

				Net	Change in	As of September 30, 2019
	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Ending Value	Share Balance
Portfolio Optimization Conservative
Core Income ‘P’	$ 37,986,807	$ 21,545,411	$ 5,657,584	$ 560,526	$ 4,845,379	$ 59,280,539	5,082,077
Diversified Bond ‘P’	358,686,265	76,293,797	48,225,501	9,874,314	35,684,968	432,313,843	29,391,422
Floating Rate Income ‘P’	39,465,086	2,194,298	5,328,383	944,320	1,692,596	38,967,917	3,096,822
Floating Rate Loan ‘P’ (2)	34,985,996	950,839	36,958,812	4,735,505	(3,713,528)	-	-
High Yield Bond ‘P’	89,340,825	3,939,034	24,830,140	6,375,189	3,091,535	77,916,443	8,198,720
Inflation Managed ‘P’	38,067,643	927,692	14,822,641	711,777	1,606,572	26,491,043	2,098,179
Inflation Strategy ‘P’	38,129,002	981,202	13,400,475	189,420	2,133,029	28,032,178	2,529,339
Managed Bond ‘P’	189,311,639	101,553,537	24,413,189	3,910,351	18,372,592	288,734,930	18,955,175
Short Duration Bond ‘P’	214,296,815	23,692,461	35,455,951	1,476,277	6,476,600	210,486,202	19,609,402
Emerging Markets Debt ‘P’	91,793,310	3,562,730	39,132,350	6,933,985	(1,197,138)	61,960,537	4,926,536
Comstock ‘P’	9,254,453	8,006,713	2,430,341	553,829	910,371	16,295,025	898,257
Dividend Growth ‘P’	9,519,697	7,134,260	2,911,343	1,043,039	1,584,089	16,369,742	614,202
Equity Index ‘P’	7,254,212	4,778,481	2,071,276	648,540	1,055,760	11,665,717	156,493
Growth ‘P’	13,085,473	2,907,290	4,045,769	1,305,580	2,237,949	15,490,523	389,396
Large-Cap Growth ‘P’	17,421,686	1,973,548	9,717,643	1,534,387	1,819,261	13,031,239	817,858
Large-Cap Value ‘P’	20,190,957	2,009,069	8,715,083	2,135,915	1,524,191	17,145,049	651,264
Main Street Core ‘P’	7,954,293	823,716	2,726,907	887,218	801,999	7,740,319	158,983
Mid-Cap Equity ‘P’	14,326,953	8,765,739	3,743,498	242,906	2,063,867	21,655,967	799,651
Mid-Cap Growth ‘P’	7,222,794	13,927,464	3,735,442	526,270	2,185,262	20,126,348	1,087,239
Mid-Cap Value ‘P’	35,623,179	4,427,232	19,237,975	2,814,000	4,386,901	28,013,337	983,183
Small-Cap Equity ‘P’	-	5,060,724	499,706	10,353	82,967	4,654,338	170,498
Small-Cap Value Portfolio ‘P’	-	3,368,002	305,663	6,493	22,995	3,091,827	124,398
Value Advantage ‘P’	15,896,025	3,570,639	3,701,423	983,346	1,969,723	18,718,310	1,017,581
Emerging Markets ‘P’	14,950,110	10,002,048	3,660,373	423,881	1,367,814	23,083,480	1,217,773
International Large-Cap ‘P’	36,792,800	2,674,095	26,834,309	4,285,133	1,026,222	17,943,941	1,674,282
International Value ‘P’	36,315,257	4,098,668	22,184,250	1,668,414	1,109,034	21,007,123	1,618,639
Real Estate ‘P’	-	8,099,316	1,237,912	74,475	875,362	7,811,241	255,270
Currency Strategies ‘P’	40,236,683	30,134,324	12,743,956	1,523,205	(1,786,387)	57,363,869	4,921,667
Equity Long/Short ‘P’	56,125,400	2,900,101	46,826,881	5,921,922	(5,624,444)	12,496,098	997,202
Global Absolute Return ‘P’ (1)	39,452,046	882,941	40,559,519	2,759,013	(2,534,481)	-	-
Total	$1,513,685,406	$361,185,371	$466,114,295	$65,059,583	$ 84,071,060	$1,557,887,125

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

				Net	Change in	As of September 30, 2019
	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Ending Value	Share Balance
Portfolio Optimization Moderate – Conservative
Core Income ‘P’	$ 56,307,260	$ 15,043,682	$ 7,938,910	$ 845,502	$ 5,916,680	$ 70,174,214	6,015,984
Diversified Bond ‘P’	527,886,928	560,453	73,495,459	17,247,300	40,418,179	512,617,401	34,850,965
Floating Rate Income ‘P’	39,268,743	22,926,787	4,024,238	770,199	2,424,337	61,365,828	4,876,808
Floating Rate Loan ‘P’ (2)	34,348,052	16,939	35,350,534	6,698,735	(5,713,192)	-	-
High Yield Bond ‘P’	97,944,592	75,296,101	15,919,890	4,777,553	9,590,798	171,689,154	18,065,908
Inflation Managed ‘P’	50,181,008	3,827	11,903,918	467,131	2,947,379	41,695,427	3,302,417
Inflation Strategy ‘P’	50,264,510	404	9,639,226	(195,839)	3,711,817	44,141,666	3,982,895
Managed Bond ‘P’	279,101,622	70,715,506	36,209,376	6,244,119	21,511,705	341,363,576	22,410,196
Short Duration Bond ‘P’	100,564,035	111,731,875	70,959,379	2,646,497	3,406,566	147,389,594	13,731,170
Emerging Markets Debt ‘P’	126,070,636	174,187	38,167,880	4,907,316	3,143,910	96,128,169	7,643,235
Comstock ‘P’	31,056,997	17,750,542	2,715,656	1,416,222	3,287,564	50,795,669	2,800,092
Developing Growth ‘P’	2,061,861	24,595	481,453	202,118	316,560	2,123,681	91,391
Dividend Growth ‘P’	35,460,609	16,094,358	7,957,434	2,965,233	6,183,902	52,746,668	1,979,084
Equity Index ‘P’	27,613,826	11,189,336	4,746,761	1,036,578	5,205,992	40,298,971	540,603
Growth ‘P’	48,946,889	8,531,255	10,537,402	6,189,861	7,529,012	60,659,615	1,524,841
Large-Cap Growth ‘P’	64,577,243	243,853	27,948,517	14,497,799	(1,901,148)	49,469,230	3,104,754
Large-Cap Value ‘P’	71,236,425	242,929	30,118,308	14,807,330	(2,304,164)	53,864,212	2,046,061
Main Street Core ‘P’	29,815,877	89,845	11,587,388	5,716,123	283,576	24,318,033	499,484
Mid-Cap Equity ‘P’	33,653,614	15,399,380	3,653,273	1,403,089	3,889,944	50,692,754	1,871,839
Mid-Cap Growth ‘P’	27,959,312	5,057,077	6,019,665	998,444	6,899,435	34,894,603	1,885,031
Mid-Cap Value ‘P’	72,217,102	467,073	16,081,551	3,866,937	11,637,665	72,107,226	2,530,746
Small-Cap Equity ‘P’	4,409,447	5,349,813	747,013	88,870	648,352	9,749,469	357,143
Small-Cap Growth ‘P’	5,419,831	153,076	1,390,427	281,213	276,673	4,740,366	356,703
Small-Cap Index ‘P’	7,455,894	1,590,751	525,903	128,358	905,773	9,554,873	399,430
Small-Cap Value ‘P’	4,273,837	5,297,210	549,556	51,376	584,437	9,657,304	388,556
Value Advantage ‘P’	56,354,254	216,212	10,175,271	2,472,759	7,457,512	56,325,466	3,062,014
Emerging Markets ‘P’	72,562,398	328,512	21,752,468	3,332,506	5,205,526	59,676,474	3,148,244
International Large-Cap ‘P’	93,862,202	296,189	31,964,061	4,291,489	10,836,595	77,322,414	7,214,666
International Small-Cap ‘P’	21,868,085	346,800	12,169,620	1,306,978	774,912	12,127,155	904,388
International Value ‘P’	92,027,507	1,535,402	6,167,717	617,746	4,903,974	92,916,912	7,159,428
Real Estate ‘P’	-	25,048,612	3,310,318	215,973	2,837,373	24,791,640	810,186
Currency Strategies ‘P’	81,936,065	36,423,601	28,041,356	4,156,906	(4,586,603)	89,888,613	7,712,203
Equity Long/Short ‘P’	110,654,443	556,675	92,544,260	11,790,394	(11,042,853)	19,414,399	1,549,290
Global Absolute Return ‘P’ (1)	79,844,485	30,933	80,353,554	5,790,845	(5,312,709)	-	-
Total	$2,437,205,589	$ 448,733,790	$ 715,147,742	$132,033,660	$141,875,479	$2,444,700,776

Portfolio Optimization Moderate
Core Income ‘P’	$ 137,085,674	$ 117,835,998	$ 27,650,731	$ 3,108,916	$ 19,569,605	$ 249,949,462	21,427,984
Diversified Bond ‘P’	1,290,424,617	590,123,058	240,408,390	65,587,310	126,104,370	1,831,830,965	124,539,424
Floating Rate Income ‘P’	184,229,063	16,441,906	13,840,289	2,610,691	10,177,308	199,618,679	15,863,909
Floating Rate Loan ‘P’ (2)	164,240,598	188,564	169,135,092	22,836,368	(18,130,438)	-	-
High Yield Bond ‘P’	397,488,847	3,775	90,716,213	26,559,109	15,788,604	349,124,122	36,736,416
Inflation Managed ‘P’	178,141,163	19,176	116,941,243	7,014,775	1,488,865	69,722,736	5,522,273
Inflation Strategy ‘P’	178,412,259	32,254	107,099,417	211,655	8,071,031	79,627,782	7,184,802
Managed Bond ‘P’	681,420,519	569,812,717	125,582,704	23,355,420	71,782,598	1,220,788,550	80,143,613
Short Duration Bond ‘P’	204,015,854	200,286,402	68,415,961	2,198,328	11,244,675	349,329,298	32,544,359
Emerging Markets Debt ‘P’	460,045,974	7,615	194,833,046	13,946,888	14,805,033	293,972,464	23,374,008
Comstock ‘P’	165,764,866	111,361,803	15,747,745	8,636,080	16,562,495	286,577,499	15,797,479
Developing Growth ‘P’	12,934,923	42,418	7,664,004	3,295,400	125,496	8,734,233	375,870
Dividend Growth ‘P’	188,106,993	151,814,693	49,948,496	23,655,422	30,932,535	344,561,147	12,928,125
Equity Index ‘P’	146,878,771	111,285,671	30,795,863	10,382,370	26,076,001	263,826,950	3,539,186
Growth ‘P’	302,887,479	144,243,954	79,956,151	44,232,250	48,509,196	459,916,728	11,561,235
Large-Cap Growth ‘P’	394,296,851	170	92,268,400	46,307,960	34,163,386	382,499,967	24,006,198
Large-Cap Value ‘P’	371,521,457	192,431	138,531,889	70,581,095	(4,394,342)	299,368,752	11,371,684
Main Street Core ‘P’	160,119,166	-	26,530,804	14,462,012	20,589,039	168,639,413	3,463,792
Mid-Cap Equity ‘P’	181,503,858	76,585,652	19,123,653	9,377,162	18,968,661	267,311,680	9,870,533
Mid-Cap Growth ‘P’	190,156,007	8,302,017	37,683,383	6,051,712	45,715,559	212,541,912	11,481,663
Mid-Cap Value ‘P’	372,918,631	142,161	88,666,419	34,007,574	45,278,780	363,680,727	12,764,094
Small-Cap Equity ‘P’	63,952,785	89,386	13,728,742	3,022,176	6,185,157	59,520,762	2,180,365
Small-Cap Growth ‘P’	31,561,299	57,123	21,302,793	6,184,810	(2,190,550)	14,309,889	1,076,792
Small-Cap Index ‘P’	83,999,458	331,253	47,974,999	14,934,947	(2,579,701)	48,710,958	2,036,302
Small-Cap Value ‘P’	70,779,250	230,177	16,782,432	1,253,403	8,594,584	64,074,982	2,578,019
Value Advantage ‘P’	296,626,860	2,618,966	33,200,808	14,528,188	38,777,806	319,351,012	17,360,838
Emerging Markets ‘P’	493,043,960	1,845	209,149,434	47,407,163	10,680,261	341,983,795	18,041,421
International Large-Cap ‘P’	491,342,767	-	184,498,571	34,867,088	42,935,416	384,646,700	35,889,947
International Small-Cap ‘P’	178,565,982	798,669	147,827,064	15,822,617	1,883,582	49,243,786	3,672,377
International Value ‘P’	480,506,120	11,320	55,251,046	4,809,520	24,634,630	454,710,544	35,036,326
Real Estate ‘P’	47,904,056	102,177,743	25,145,667	4,928,682	21,251,189	151,116,003	4,938,443
Currency Strategies ‘P’	364,959,657	111,825,978	193,742,452	28,351,974	(29,473,306)	281,921,851	24,188,141
Equity Long/Short ‘P’	487,168,549	968,456	429,321,650	65,463,213	(60,936,325)	63,342,243	5,054,781
Global Absolute Return ‘P’ (1)	353,823,001	140,326	356,252,007	21,482,235	(19,193,555)	-	-
Total	$9,806,827,314	$2,317,973,677	$3,475,717,558	$701,474,513	$583,997,645	$9,934,555,591

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2019
						Ending Value	Share Balance
Portfolio Optimization Growth
Core Income ‘P’	$ 59,990,343	$ 79,372,269	$ 15,349,140	$ 1,798,361	$ 10,208,017	$ 136,019,850	11,660,882
Diversified Bond ‘P’	553,014,937	466,801,630	127,057,941	30,211,938	68,942,573	991,913,137	67,436,512
Floating Rate Income ‘P’	88,296,550	56,687	9,195,124	612,567	5,251,023	85,021,703	6,756,765
Floating Rate Loan ‘P’ (2)	79,858,001	89,530	82,233,644	4,182,751	(1,896,638)	-	-
High Yield Bond ‘P’	167,798,587	44,443,088	20,583,681	3,395,572	17,520,819	212,574,385	22,368,036
Inflation Managed ‘P’	85,911,473	51,040	68,325,038	3,549,065	(19,777)	21,166,763	1,676,478
Inflation Strategy ‘P’	86,038,207	62,960	68,003,104	1,421,730	1,628,755	21,148,548	1,908,230
Managed Bond ‘P’	293,984,455	385,129,597	69,888,507	10,724,346	39,210,401	659,160,292	43,273,249
Short Duration Bond ‘P’	-	295,154,903	173,925,865	1,688,763	4,430,000	127,347,801	11,864,028
Emerging Markets Debt ‘P’	301,802,027	57,478	111,100,546	8,963,412	10,045,837	209,768,208	16,678,854
Comstock ‘P’	184,989,792	142,951,562	17,663,649	9,696,026	18,611,374	338,585,105	18,664,379
Developing Growth ‘P’	26,037,328	64	14,012,920	8,092,081	(1,287,394)	18,829,159	810,296
Dividend Growth ‘P’	212,868,265	198,953,396	58,918,525	26,863,754	37,533,405	417,300,295	15,657,339
Equity Index ‘P’	165,364,789	138,319,573	35,410,251	11,999,225	29,972,393	310,245,729	4,161,885
Growth ‘P’	320,034,769	216,696,348	92,605,391	39,826,034	64,221,680	548,173,440	13,779,803
Large-Cap Growth ‘P’	414,192,839	27,094,914	66,591,816	32,356,134	54,859,163	461,911,234	28,990,153
Large-Cap Value ‘P’	411,878,454	-	133,041,525	63,872,932	10,744,066	353,453,927	13,426,139
Main Street Core ‘P’	180,232,280	6,405,141	27,678,916	16,290,719	23,909,129	199,158,353	4,090,640
Mid-Cap Equity ‘P’	191,808,522	68,936,770	19,438,848	11,076,715	18,722,973	271,106,132	10,010,644
Mid-Cap Growth ‘P’	182,884,021	49,360,446	39,147,214	22,465,652	29,952,973	245,515,878	13,262,940
Mid-Cap Value ‘P’	377,972,587	-	123,984,083	40,605,622	37,114,157	331,708,283	11,641,958
Small-Cap Equity ‘P’	78,159,335	2,741	21,453,758	10,473,134	673,701	67,855,153	2,485,670
Small-Cap Growth ‘P’	61,916,924	1,701	40,917,668	11,870,799	(4,093,714)	28,778,042	2,165,493
Small-Cap Index ‘P’	125,222,187	2,106	76,796,820	23,883,814	(5,430,226)	66,881,061	2,795,881
Small-Cap Value ‘P’	87,184,931	25,758	31,692,224	7,993,181	4,050,225	67,561,871	2,718,312
Value Advantage ‘P’	328,367,637	22,533,533	36,014,032	8,812,197	51,220,589	374,919,924	20,381,723
Emerging Markets ‘P’	586,665,142	346	235,753,710	49,938,602	19,011,463	419,861,843	22,149,892
International Large-Cap ‘P’	625,992,719	-	279,614,074	53,352,892	43,342,390	443,073,927	41,341,573
International Small-Cap ‘P’	229,040,382	317,437	167,222,416	20,847,666	1,507,287	84,490,356	6,300,906
International Value ‘P’	613,701,798	10,781	122,886,401	10,732,248	28,112,039	529,670,465	40,812,132
Real Estate ‘P’	81,124,099	86,843,304	30,545,490	12,395,036	21,610,482	171,427,431	5,602,216
Currency Strategies ‘P’	308,126,803	82,810,573	183,304,460	26,695,131	(27,497,701)	206,830,346	17,745,491
Equity Long/Short ‘P’	414,093,909	351,466	372,683,994	46,804,589	(42,561,110)	46,004,860	3,671,238
Global Absolute Return ‘P’ (1)	298,545,323	126,852	300,651,670	5,611,594	(3,632,099)	-	-
Total	$8,223,099,415	$2,312,963,994	$3,273,692,445	$639,104,282	$565,988,255	$8,467,463,501

Portfolio Optimization Aggressive – Growth
Core Income ‘P’	$ 2,913,787	$ 10,925,134	$ 1,570,430	$ 115,424	$ 1,015,653	$ 13,399,568	1,148,735
Diversified Bond ‘P’	23,703,251	81,359,427	12,588,944	1,930,600	7,415,037	101,819,371	6,922,323
Floating Rate Income ‘P’	15,228,288	13,824	6,538,448	407,068	475,852	9,586,584	761,856
Floating Rate Loan ‘P’ (2)	13,319,002	9,387	13,709,060	694,631	(313,960)	-	-
High Yield Bond ‘P’	19,009,984	29,989,282	4,409,680	315,968	3,161,815	48,067,369	5,057,866
Inflation Managed ‘P’	9,733,924	3,491	10,022,892	214,691	70,786	-	-
Inflation Strategy ‘P’	9,749,972	4,457	9,965,414	209,745	1,240	-	-
Managed Bond ‘P’	12,741,757	56,800,871	7,336,106	812,626	4,026,435	67,045,583	4,401,479
Short Duration Bond ‘P’	-	47,642,589	38,780,479	359,335	332,209	9,553,654	890,041
Emerging Markets Debt ‘P’	48,858,493	55,208	14,238,026	(41,340)	3,154,138	37,788,473	3,004,595
Comstock ‘P’	52,112,004	35,455,121	5,239,093	2,079,632	5,835,639	90,243,303	4,974,629
Developing Growth ‘P’	5,191,209	4,867,605	1,767,234	781,057	296,641	9,369,278	403,198
Dividend Growth ‘P’	56,785,343	42,090,412	14,674,022	5,947,499	10,193,945	100,343,177	3,764,932
Equity Index ‘P’	44,119,763	29,328,580	8,994,447	3,346,646	7,324,600	75,125,142	1,007,789
Growth ‘P’	79,644,600	39,257,791	22,442,101	9,424,061	14,958,161	120,842,512	3,037,699
Large-Cap Growth ‘P’	103,078,310	33,426	23,660,920	12,237,758	8,696,221	100,384,795	6,300,281
Large-Cap Value ‘P’	117,508,692	14,956	44,757,999	14,159,467	6,699,325	93,624,441	3,556,375
Main Street Core ‘P’	48,356,531	-	10,745,047	5,445,652	4,917,133	47,974,269	985,374
Mid-Cap Equity ‘P’	59,543,756	12,714,183	6,598,800	3,607,651	5,558,316	74,825,106	2,762,931
Mid-Cap Growth ‘P’	61,901,758	21,344	19,581,272	9,536,688	6,528,026	58,406,544	3,155,162
Mid-Cap Value ‘P’	114,959,119	18	40,915,698	16,037,099	7,310,995	97,391,533	3,418,148
Small-Cap Equity ‘P’	21,395,132	390,516	1,821,866	833,862	2,294,360	23,092,004	845,906
Small-Cap Growth ‘P’	13,312,930	1,159,538	596,678	176,494	973,702	15,025,986	1,130,677
Small-Cap Index ‘P’	32,254,520	64,292	12,290,834	3,831,389	824,507	24,683,874	1,031,879
Small-Cap Value ‘P’	24,293,860	91,910	5,742,703	1,497,089	1,884,381	22,024,537	886,144
Value Advantage ‘P’	92,994,389	84,244	10,195,522	4,455,525	12,215,877	99,554,513	5,412,069
Emerging Markets ‘P’	151,439,079	400,224	45,893,898	10,492,844	7,293,684	123,731,933	6,527,502
International Large-Cap ‘P’	165,779,005	-	52,336,924	14,946,212	11,754,527	140,142,820	13,076,203
International Small-Cap ‘P’	77,789,364	190,304	56,804,060	14,673,672	(7,079,701)	28,769,579	2,145,504
International Value ‘P’	162,429,846	1,462,049	6,076,899	1,028,435	8,552,674	167,396,105	12,898,193
Real Estate ‘P’	18,421,876	39,621,378	9,867,349	3,775,128	6,333,453	58,284,486	1,904,726
Currency Strategies ‘P’	57,844,843	18,765,798	29,822,714	4,335,417	(4,563,704)	46,559,640	3,994,693
Equity Long/Short ‘P’	78,291,872	110,778	68,691,606	12,945,859	(12,235,933)	10,420,970	831,605
Global Absolute Return ‘P’ (1)	55,901,162	21,751	56,279,596	570,411	(213,728)	-	-
Total	$1,850,607,421	$ 452,949,888	$ 674,956,761	$161,184,295	$125,692,306	$1,915,477,149

(1)	All shares in the Global Absolute Return Portfolio were fully redeemed on April 30, 2019.
(2)	All shares in the Floating Rate Loan Portfolio were acquired by the Floating Rate Income Portfolio as of March 15, 2019.

As of September 30, 2019, Pacific Life owned 35.78% of the total shares outstanding of the Diversified Alternatives Portfolio.